      As filed with the Securities and Exchange Commission on August 26, 1998

                                               1933 Act Registration No. 2-57526
                                              1940 Act Registration No. 811-2699

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                           ---

         Pre-Effective Amendment No. ___
                                                                           ---
         Post-Effective Amendment No.  45                                   X
                                                                           ---


                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
                                                                           ---

         Amendment No.  41                                                  X
                                                                           ---


                        (Check appropriate box or boxes.)

                                AIM GROWTH SERIES
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)


                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (713) 626-1919
                                                           --------------


                                    Copy to:



Michael A. Silver, Esq.                Samuel D. Sirko, Esq.                Arthur J. Brown, Esq.
INVESCO (NY), Inc.                     A I M Advisors, Inc.                 R. Darrell Mounts, Esq.
50 California Street, 27th Floor       11 Greenway Plaza, Suite 100         Kirkpatrick & Lockhart LLP
San Francisco, CA 94111                Houston, Texas 77046                 1800 Massachusetts Avenue, N.W.,
(Name and Address of Agent for                                              2nd Floor
 Service)                                                                    Washington, D.C. 20036

Approximate Date of Proposed Public Offering:       As soon as practicable after the effective date of
                                                    this Amendment


It is proposed that this filing will become effective (check appropriate box):


             immediately upon filing pursuant to paragraph (b)
   ---
             on (date) pursuant to paragraph (b)
   ---
             60 days after filing pursuant to paragraph (a)(1)
   ---
    X        on September 8, 1998, pursuant to paragraph (a)(1)
   ---
             75 days after filing pursuant to paragraph (a)(2)
   ---
             on (date) pursuant to paragraph (a)(2)
   ---


If appropriate, check the following box:

             This post-effective amendment designates a new effective date for a
   ---       previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest


     Certain Series of the AIM Growth Series are "feeder funds" in a "master/feeder" fund arrangement. This Post-Effective Amendment No. 45 includes a manually executed signature page for one master trust, Growth Portfolio.

                                AIM GROWTH SERIES
                      CONTENTS OF POST-EFFECTIVE AMENDMENT




THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT OF AIM GROWTH SERIES CONTAINS THE FOLLOWING DOCUMENTS:



Facing Sheet
Contents of Post-Effective Amendment
Cross-Reference Sheet

Part A        -   Prospectuses - Class A and Class B
                  -     AIM Basic Value Fund
                  -     AIM Europe Growth Fund
                  -     AIM International Growth Fund
                  -     AIM Japan Growth Fund
                  -     AIM Mid Cap Equity Fund
                  -     AIM New Pacific Growth Fund
                  -     AIM Small Cap Growth Fund
                  -     AIM Worldwide Growth Fund
              -   Prospectuses - Advisor Class
                  -     AIM Basic Value Fund
                  -     AIM Europe Growth Fund
                  -     AIM International Growth Fund
                  -     AIM Japan Growth Fund
                  -     AIM Mid Cap Equity Fund
                  -     AIM New Pacific Growth Fund
                  -     AIM Small Cap Growth Fund
                  -     AIM Worldwide Growth Fund

Part B        -   Statements of Additional Information - Class A and Class B
                  -     AIM Equity Funds: AIM Worldwide Growth Fund, AIM
                        International Growth Fund, AIM New Pacific Growth Fund, AIM Europe Growth Fund, AIM Mid Cap Equity Fund and
                        AIM Japan Growth Fund
                  -     AIM Small Cap Growth Fund and AIM Basic Value Fund
              -   Statements of Additional Information - Advisor Class
                  -     AIM Equity Funds: AIM Worldwide Growth Fund, AIM
                        International Growth Fund, AIM New Pacific Growth Fund, AIM Europe Growth Fund, AIM Mid Cap Equity Fund and
                        AIM Japan Growth Fund
                  -     AIM Small Cap Growth Fund and AIM Basic Value Fund

Part C        -   Other Information

Signature Pages
                  -     AIM Growth Series
                  -     Growth Portfolio
Exhibits

                               AIM GROWTH SERIES
                             CROSS-REFERENCE SHEET
                           (as required by Rule 495)

N-1A ITEM NO.                                                                                         PROSPECTUS LOCATION
-------------                                                                                         -------------------
I.  CLASS A AND CLASS B
PART A
    Item 1        Cover Page  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
    Item 2.       Synopsis . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Summary; Table of Fees and Expenses
    Item 3.       Condensed Financial Information   . . . . . . . . . . . . . . . . . . . . . . . .  Financial Highlights
    Item 4.       General Description of Registrant   . . . . . .  Cover Page; Summary; Investment Program; Risk Factors;
                                                               Management; Organization of the Trust; General Information
    Item 5.       Management of the Fund  . . . . . . . . . . . . . . . . . . . . . . . . Management; General Information
    Item 5A.      Management's Discussion of Fund Performance   . . . . . . . . . . . . . . . . . . . . See Annual Report
    Item 6.       Capital Stock and Other Securities  . . . . Summary; Organization of the Trust; How to Purchase Shares;
                                                            Dividends, Distributions and Tax Matters; General Information
    Item 7.       Purchase of Securities Being Offered  . . . . . . . . . . Management; How to Purchase Shares; Terms and
                                                                  Conditions of Purchase of the AIM Funds; Special Plans;
                                                                     Exchange Privilege; Determination of Net Asset Value
    Item 8.       Redemption or Repurchase  . . . . . . . . . . . . . . . . . . . .  Special Plans; How to Redeem Shares;
                                                                                         Determination of Net Asset Value
    Item 9.       Pending Legal Proceedings   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not applicable


II. ADVISOR CLASS                                                                                     PROSPECTUS LOCATION
                                                                                                      -------------------
PART A
    Item 1        Cover Page  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
    Item 2.       Synopsis  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Summary; Table of Fees and Expenses
    Item 3.       Condensed Financial Information   . . . . . . . . . . . . . . . . . . . . . . . .  Financial Highlights
    Item 4.       General Description of Registrant   . . . . . .  Cover Page; Summary; Investment Program; Risk Factors;
                                                               Management; Organization of the Trust; General Information
    Item 5.       Management of the Fund  . . . . . . . . . . . . . . . . . . . . . . . . Management; General Information
    Item 5A.      Management's Discussion of Fund Performance   . . . . . . . . . . . . . . . . . . . . See Annual Report
    Item 6.       Capital Stock and Other Securities  . . . . Summary; Organization of the Trust; How to Purchase Shares;
                                                            Dividends, Distributions and Tax Matters; General Information
    Item 7.       Purchase of Securities Being Offered  . . . . . . . . . . Management; How to Purchase Shares; Terms and
                                                                  Conditions of Purchase of the AIM Funds; Special Plans;
                                                                     Exchange Privilege; Determination of Net Asset Value
    Item 8.       Redemption or Repurchase  . . . . . . . . . . . . . . . . . . . .  Special Plans; How to Redeem Shares;
                                                                                         Determination of Net Asset Value
    Item 9.       Pending Legal Proceedings   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not applicable


III.              CLASS A AND CLASS B                                        STATEMENT OF ADDITIONAL INFORMATION LOCATION
                                                                             --------------------------------------------
PART B
    Item 10.      Cover Page  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
    Item 11.      Table of Contents   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Table of Contents
    Item 12.      General Information and History   . . . . . . . . . . . . Cover Page; Introduction; General Information
                                                                               About the Funds; Miscellaneous Information
    Item 13.      Investment Objectives and Policies  . . . . . . . . . . .Investment Objectives and Policies; Investment
                                                                          Limitations; Options and Futures; Risk Factors;
                                                                                      Execution of Portfolio Transactions
    Item 14.      Management of the Funds   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Management
    Item 15.      Control Persons and Principal Holders of Securities   . . . . . . . . . . . . Miscellaneous Information
    Item 16.      Investment Advisory and Other Services  . . . . . . . . . . . . . Management; Miscellaneous Information
    Item 17.      Brokerage Allocation and Other Practices  . . . . . . . . . . . . . Execution of Portfolio Transactions
    Item 18.      Capital Stock and Other Securities  . . . . . . . . . . . . . . . . General Information About the Funds

    Item 19.      Purchase, Redemption and Pricing of
                  Securities Being Offered  . . . . . . . . . . . . .  Net Asset Value Determination; How to Purchase and
                                                                    Redeem Shares; Programs and Services For Shareholders
    Item 20.      Tax Status  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Taxes
    Item 21.      Underwriters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Management
    Item 22.      Calculation of Performance Data   . . . . . . . . . . . . . . . . . . . . . . . . .  Investment Results
    Item 23.      Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Financial Statements


IV. ADVISOR CLASS                                                            STATEMENT OF ADDITIONAL INFORMATION LOCATION
                                                                             --------------------------------------------
PART B
    Item 10.      Cover Page  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
    Item 11.      Table of Contents   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Table of Contents
    Item 12.      General Information and History   . . . . . . . . . . . . Cover Page; Introduction; General Information
                                                                               About the Funds; Miscellaneous Information
    Item 13.      Investment Objectives and Policies  . . . . . . . . . .  Investment Objectives and Policies; Investment
                                                                          Limitations; Options and Futures; Risk Factors;
                                                                                      Execution of Portfolio Transactions
    Item 14.      Management of the Funds   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Management
    Item 15.      Control Persons and Principal Holders of Securities   . . . . . . . . . . . . Miscellaneous Information
    Item 16.      Investment Advisory and Other Services  . . . . . . . . . . . . . Management; Miscellaneous Information
    Item 17.      Brokerage Allocation and Other Practices  . . . . . . . . . . . . . Execution of Portfolio Transactions
    Item 18.      Capital Stock and Other Securities  . . . . . . . . . . . . . . . . General Information About the Funds
    Item 19.      Purchase, Redemption and Pricing of
                  Securities Being Offered  . . . . . . . . . . . . .  Net Asset Value Determination; How to Purchase and
                                                                    Redeem Shares; Programs and Services For Shareholders
    Item 20.      Tax Status  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Taxes
    Item 21.      Underwriters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Management
    Item 22.      Calculation of Performance Data   . . . . . . . . . . . . . . . . . . . . . . . . .  Investment Results
    Item 23.      Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Financial Statements


PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF



AIM BASIC VALUE FUND


(A SERIES PORTFOLIO OF AIM GROWTH SERIES)

PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM BASIC VALUE FUND, formerly AIM America Value Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company.



The Fund is a diversified portfolio which seeks long-term capital appreciation by investing all of its investable assets in the Value Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that A I M Advisors, Inc. ("AIM") believes to be undervalued in relation to long-term earning power or other factors.


The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                            PAGE
                                            ----
SUMMARY...................................     2
THE FUND..................................     4
  Table of Fees and Expenses..............     4
  Financial Highlights....................     5
  Performance.............................     6
  Investment Program......................     6
  Risk Factors............................     9
  Management..............................     9
  Organization of the Trust and the
     Portfolio............................    12


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--...........   A-1
  Introduction to The AIM Family of
     Funds................................   A-1



                                            PAGE
                                            ----
  How to Purchase Shares..................   A-1
  Terms and Conditions of Purchase of the
     AIM Funds............................   A-2
  Special Plans...........................   A-9
  Exchange Privilege......................  A-12
  How to Redeem Shares....................  A-14
  Determination of Net Asset Value........  A-19
  Dividends, Distributions and Tax
     Matters..............................  A-19
  General Information.....................  A-23
APPLICATION INSTRUCTIONS..................   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND AND THE PORTFOLIO


  The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Growth Portfolio.


  INVESTMENT OBJECTIVE. The Fund and the Portfolio each seeks long-term capital appreciation.



  PRINCIPAL INVESTMENTS. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that AIM believes to be undervalued in relation to long-term earning power or other factors.



  INVESTMENT MANAGERS. The Portfolio is managed by AIM. AIM and its worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares. Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc.("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."


  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.



  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."


  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on a monthly basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."



  RISK FACTORS. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities. The Portfolio may engage in certain options and futures transactions to attempt to hedge against the overall level of investment risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases (as a % of offering
     price).................................................   5.50%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees.............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.73%     0.73%
  12b-1 distribution and service fees.......................   0.35%     1.00%
  Other expenses (after reimbursement includes interest
     expense not subject to reimbursement)..................   0.70%     0.70%
                                                               ----      ----
          Total Fund Operating Expenses.....................   1.78%     2.43%
                                                               ====      ====


(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3) Expenses are based on the Fund's fiscal year ended December 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses effective January 1, 1998 (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively. AIM has voluntarily agreed to continue this limitation through May 31, 2000. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                     ------   -------   -------   -----------
Class A shares(1)..................................   $72      $108      $145        $251
Class B shares
  Assuming a complete redemption at end of
     period(2).....................................   $76      $109      $154        $263
  Assuming no redemption...........................   $25      $ 77      $131        $263



(1) Assumes payment of maximum sales charge by the investor.



(2) Assumes deduction of the applicable contingent deferred sales charge.



(3) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S OR THE PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended June 30, 1998, are also included in the Statement of Additional Information.



                              AIM BASIC VALUE FUND


(FORMERLY AIM AMERICA VALUE FUND AND PRIOR TO THAT GT GLOBAL AMERICA VALUE FUND)


                                                                CLASS A                                     CLASS B
                                           --------------------------------------------------   -------------------------------
                                                                             OCTOBER 18, 1995
                                           SIX MONTHS                         (COMMENCEMENT     SIX MONTHS
                                              ENDED         YEAR ENDED        OF OPERATIONS)       ENDED         YEAR ENDED
                                            JUNE 30,       DECEMBER 31,          THROUGH         JUNE 30,       DECEMBER 31,
                                              1998       -----------------     DECEMBER 31,        1998       -----------------
                                           (UNAUDITED)   1997(D)   1996(D)       1995(D)        (UNAUDITED)   1997(D)   1996(D)
                                           -----------   -------   -------   ----------------   -----------   -------   -------
Per Share Operating Performance:
Net asset value, beginning of year........   $17.25      $14.65    $12.76         $11.43          $ 17.04     $14.54    $12.75
                                             ------      -------   ------         ------          -------     -------   ------
Net investment income (loss)..............     0.03****    0.09***  (0.01)**        0.03*           (0.03)****  (0.01)***  (0.10)**
Net realized and unrealized gain (loss) on
 investments..............................     1.09        3.87      1.94           1.30             1.09       3.83      1.93
                                             ------      -------   ------         ------          -------     -------   ------
Net increase (decrease) in net asset value
 resulting from investment operations.....     1.12        3.96      1.93           1.33             1.06       3.82      1.83
                                             ------      -------   ------         ------          -------     -------   ------
Distributions to shareholders:
 From net investment income...............       --       (0.03)       --             --               --         --        --
 From net realized gain on investments....       --       (1.33)    (0.04)            --               --      (1.32)    (0.04)
                                             ------      -------   ------         ------          -------     -------   ------
       Total distributions................       --       (1.36)    (0.04)            --               --      (1.32)    (0.04)
                                             ------      -------   ------         ------          -------     -------   ------
Net asset value, end of year..............   $18.37      $17.25    $14.65         $12.76          $ 18.10     $17.04    $14.54
                                             ======      =======   ======         ======          =======     =======   ======
       Total investment return(a)(c)......     6.49%      27.23%    15.12%         11.64%            6.16%     26.44%    14.35%
                                             ======      =======   ======         ======          =======     =======   ======
Ratios and supplemental data:
Net assets, end of period (in 000's)......   $8,869      $7,668    $2,529         $  870          $20,175     $16,717   $5,503
Ratio of net investment income (loss) to
 average net assets:
 With reimbursement by INVESCO (NY),
   Inc.(b)................................     0.28%       0.56%    (0.10)%         1.10%           (0.37)%    (0.09)%   (0.75)%
 Without reimbursement by INVESCO (NY),
   Inc.(b)................................    (0.21)%     (0.42)%   (3.61)%       (47.44)%          (0.86)%    (1.07)%   (4.26)%
Ratio of operating expenses to average net
 assets:
 With reimbursement by INVESCO (NY),
   Inc.(b)................................     1.73%       1.99%     2.00%          2.00%            2.38%      2.64%     2.65%
 Without reimbursement by INVESCO (NY),
   Inc.(b)................................     2.22%       2.97%     5.51%         50.54%            2.87%      3.62%     6.16%
Ratio of interest expense to average net
 assets...................................      N/A        0.03%      N/A            N/A              N/A       0.03       N/A
Portfolio turnover rates(b)+..............      132%         93%      256%           N/A              132%        93%      256%
Average commission rate per share paid on
 portfolio transactions...................   $ 0.03      $0.0551      N/A         $ 0.03              N/A        N/A       N/A

                                                CLASS B
                                            ----------------
                                            OCTOBER 18, 1995
                                             (COMMENCEMENT
                                             OF OPERATIONS)
                                                THROUGH
                                              DECEMBER 31,
                                                1995(D)
                                            ----------------
Per Share Operating Performance:
Net asset value, beginning of year........       $11.43
                                                 ------
Net investment income (loss)..............         0.01*
Net realized and unrealized gain (loss) on
 investments..............................         1.31
                                                 ------
Net increase (decrease) in net asset value
 resulting from investment operations.....         1.32
                                                 ------
Distributions to shareholders:
 From net investment income...............           --
 From net realized gain on investments....           --
                                                 ------
       Total distributions................           --
                                                 ------
Net asset value, end of year..............       $12.75
                                                 ======
       Total investment return(a)(c)......        11.55%
                                                 ======
Ratios and supplemental data:
Net assets, end of period (in 000's)......       $1,254
Ratio of net investment income (loss) to
 average net assets:
 With reimbursement by INVESCO (NY),
   Inc.(b)................................         0.45%
 Without reimbursement by INVESCO (NY),
   Inc.(b)................................       (48.09)%
Ratio of operating expenses to average net
 assets:
 With reimbursement by INVESCO (NY),
   Inc.(b)................................         2.65%
 Without reimbursement by INVESCO (NY),
   Inc.(b)................................        51.19%
Ratio of interest expense to average net
 assets...................................          N/A
Portfolio turnover rates(b)+..............          N/A
Average commission rate per share paid on
 portfolio transactions...................          N/A


---------------------------


   * Before reimbursement by INVESCO (NY), Inc. (former sub-advisor to the Portfolio) the net investment loss per share would have been $(1.11) and $(1.13) for Class A and Class B shares, respectively, from October 18, 1995 to December 31, 1995.



  ** Before reimbursement by INVESCO (NY), Inc. (former sub-advisor to the Portfolio) the net investment loss per share would have been $(0.50) and $(0.59) for Class A and Class B shares, respectively, for the year ended December 31, 1996.



 *** Before reimbursement by INVESCO (NY), Inc. (former sub-advisor to the Portfolio) the net investment loss per share would have been $(0.07) and $(0.17) for Class A and Class B shares, respectively, for the year ended December 31, 1997.



**** Before reimbursement by INVESCO (NY), Inc. (former sub-advisor to the Portfolio) the net investment income (loss) per share would have been $(.01) and $(.07) for Class A, Class B, respectively, for the six months ended June 30, 1998.



  + Portfolio turnover rate and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.



 (a)  Not annualized.



 (b)  Annualized for periods less than one year.



 (c)  Total investment return does not include sales charges.



 (d) The selected per share data were calculated based upon average shares outstanding during the period.



N/A   Not Applicable.

                                ---------------


                                                                AVERAGE        AVERAGE MONTHLY NUMBER
                                          AMOUNT OF DEBT    AMOUNT OF DEBT     OF REGISTRANT'S SHARES   AVERAGE AMOUNT OF
                                          OUTSTANDING AT      OUTSTANDING           OUTSTANDING          DEBT PER SHARE
               YEAR ENDED                 END OF PERIOD    DURING THE PERIOD     DURING THE PERIOD      DURING THE PERIOD
               ----------                 --------------   -----------------   ----------------------   -----------------
Six months ended June 30, 1998..........       $ --             $2,167               1,593,391               $ 0.001
December 31, 1997.......................       $ --             $  778                 930,597               $0.0008



  Average amount of debt outstanding during the period is calculated on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The investment objective of the Fund is long term capital appreciation. The Fund seeks its investment objective by investing all of its investable assets in the Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that AIM believes to be undervalued in relation to long-term earning power or other factors. The remainder of the Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are smaller than those defined above and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of issuers domiciled in the United States. The Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. There can be no assurance that the Fund or the Portfolio will achieve its investment objective.



  INVESTMENT POLICIES. The debt obligations that the Portfolio may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolio will limit its purchases of debt securities to investment grade obligations, as defined above.



  For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Portfolio may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In selecting issuers for the Portfolio, AIM attempts to identify securities of issuers whose prospects and growth potential, in AIM's opinion, are currently undervalued by investors. In AIM's view, an issuer may show favorable prospects as a result of many factors, including changes in management, shifts in supply and demand conditions in the industry in which it operates, technological advances, new products or product cycles, or changes in macroeconomic trends. The securities of such issuers may be undervalued by the market due to many factors, including market decline, tax-loss selling, poor economic conditions, limited coverage by the investment community, investors' reluctance to overlook perceived financial, operational, managerial or other problems affecting the issuer or the industry in which it operates and other factors. AIM will attempt to identify those undervalued issuers with the potential for attractive returns.

  For purposes of this Prospectus, an issuer typically is considered as domiciled in the United States if it is (a) organized under the laws of, or has its principal office in the United States, or (b) normally derives 50% or more of its total revenues from business in the United States, provided that, in AIM's view, the value of such issuer's securities tends to reflect developments in the United States to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in the United States and considered by AIM to be located in the United States may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in the United States.



  AIM allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, AIM may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Portfolio may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Portfolio may hold U.S. dollars and/or may invest any portion of its assets in high quality domestic debt securities or high quality money market instruments. To the extent the Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


  In addition, the Portfolio may hold U.S. dollars and may invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of Fund shares, or to meet its ordinary daily cash needs. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by AIM or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM will waive its advisory fee to the extent that the Portfolio invests in an Affiliated Fund.



  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of the Fund's shares than would be the case if the Portfolio did not borrow.


  A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

  OPTIONS AND FUTURES TRANSACTIONS. The Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with its portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options and Futures Strategies" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


  In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that AIM intends to include in the Portfolio's holdings. The Portfolio also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.


  Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  AMERICAN DEPOSITARY RECEIPTS. The Portfolio may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depositary Receipts" in the Statement of Additional Information.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval. The investment policies of the Fund are identical to the investment policies of the Portfolio.

  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.

  OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.


  The Fund may redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the direct retention by the

Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.


  In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.

  The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns, and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.
--------------------------------------------------------------------------------


RISK FACTORS



  GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Portfolio will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and with interest rates.



  OPTIONS AND FUTURES TRANSACTIONS. Although the Portfolio is authorized to enter into options and futures transactions, the Portfolio might not enter into any such transactions. Options and futures transactions involve certain risks, which include: (1) dependence on AIM's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates; (2) imperfect correlation, or even no correlation, between movements in the price of options, futures contracts or options thereon and movements in the price of the security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.
--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's and the Portfolio's Boards of Trustees have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Trust's and the Portfolio's Boards of Trustees have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administration agreement with AIM, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM as the investment manager of the Portfolio include, but are not limited to, determining the composition of the investment holdings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM provides the following administrative services to the Fund and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's and the Portfolio's operations.



  The Fund pays AIM administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of the Fund's average daily net assets. The Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to AIM. The Portfolio pays AIM such fees, computed daily and paid monthly, based on the average daily net assets of the Portfolio, at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million and 0.40% on all amounts thereafter. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund and Portfolio pay all expenses not assumed by AIM, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives.



  AIM and its worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of its Houston office, AIM draws upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, New York, Portland (Oregon), San Francisco, Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, AIM employs a team approach, taking advantage of its investment resources around the world.


  The investment professionals primarily responsible for the portfolio management of the Portfolio are as follows:


                         RESPONSIBILITIES FOR                       BUSINESS EXPERIENCE
NAME/OFFICE                 THE PORTFOLIO                             PAST FIVE YEARS
-----------              --------------------                       -------------------
Bret W. Stanley         Portfolio Manager        Portfolio Manager for the Portfolio since 1998. He has
  Houston               since 1998               been associated with AIM and/or its subsidiaries since
                                                 1998 and has been an investment professional since 1998.
                                                 From 1994 to 1998, he was Vice President and portfolio
                                                 manager with Van Kampen American Capital Asset Management,
                                                 Inc. From 1991 to 1994, he was Vice President, Securities
                                                 Analyst and portfolio manager with Gulf Investment
                                                 Management.
Evan G. Harrel          Portfolio Manager        Portfolio Manager for the Portfolio since 1998. He has
  Houston               since 1998               been associated with AIM and/or its subsidiaries since
                                                 1998 and has been an investment professional since 1983.
                                                 From 1994 to 1998, he was Vice President of Van Kampen
                                                 American Capital Asset Management, Inc. and a portfolio
                                                 manager of various growth and equity funds. From 1987 to
                                                 1994, he was Vice President and Principal of Fayez Sarofim
                                                 & Co.



  With respect to the Portfolio, AIM utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build various investment portfolios. AIM's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set AIM's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual members of AIM's investment team are assigned primary responsibility for the day-to-day management of the Portfolio along with similarly managed accounts, the Portfolio is reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.



  In placing orders for the Portfolio's portfolio securities transactions, AIM seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, AIM may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Portfolio may be executed through affiliates of AIM. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Portfolio will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.

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ORGANIZATION OF THE TRUST AND THE PORTFOLIO


  ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series portfolios of the Trust.

  From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of a fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Growth Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Growth Portfolio's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust, to the Fund and to the Portfolio.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

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HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

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DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100

Houston, TX 77046-1173


Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


AVL-PRO-1

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF


AIM EUROPE GROWTH FUND

(A SERIES PORTFOLIO OF AIM GROWTH SERIES)

PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM EUROPE GROWTH FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................    10
  Management...........................    11
  Organization of the Trust............    13
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the
     AIM Funds.........................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND



  The Fund is a diversified series of the Trust.



  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.



  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).



  INVESTMENT MANAGERS. The Fund is managed by AIM Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc., (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."


  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."


  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."



  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.

  The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the Fund's net asset value, earnings and gains and losses realized on sales of securities.

  The Fund invests a significant portion of its assets in issuers in a particular country or region of the world. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A     CLASS B
                                                              -------     -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases (as a % of offering
     price).................................................   5.50%       None
  Sales charges on reinvested distributions to
     shareholders...........................................   None        None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None        5.00%
  Redemption charges........................................   None        None
  Exchange fees.............................................   None        None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.97%       0.97%
  12b-1 distribution and service fees.......................   0.35%       1.00%
  Other expenses............................................   0.57%       0.57%
                                                               ----        ----
          Total Fund Operating Expenses.....................   1.89%       2.54%
                                                               ====        ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2)Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3)Expenses are based on the Fund's fiscal year ended December 31, 1997. AIM has voluntarily agreed to limit the Fund's expenses effective January 1, 1998 (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, through May 31, 2000. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. AIM has voluntarily agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rates of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares respectively through May 31, 2000.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                     ------   -------   -------   -----------
Class A shares(1)..................................   $73      $112      $152        $265
Class B shares
  Assuming a complete redemption at end of
     period(2).....................................   $77      $112      $159        $274
  Assuming no redemption...........................   $26      $ 80      $137        $274



(1)Assumes payment of maximum sales charge by the investor.



(2)Assumes deduction of the applicable contingent deferred sales charge.



(3)For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended June 30, 1998, are also included in the Statement of Additional Information. Information presented below for the fiscal years ended December 31, 1988 to 1991 was audited by other auditors that served as the Fund's independent accountants for those periods.


                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                                   SIX MONTHS
                                     ENDED
                                    JUNE 30,                                YEAR ENDED DECEMBER 31,
                                      1998        ----------------------------------------------------------------------------
                                 (UNAUDITED)(D)   1997(D)    1996(D)    1995(D)    1994(D)    1993(D)    1992(D)       1991
                                 --------------   --------   --------   --------   --------   --------   --------   ----------
CLASS A+:
Per Share Operating Performance:
Net asset value, beginning of
 period.........................    $  14.32      $  12.89   $  10.88   $  10.03   $  10.84   $   8.51   $   9.59   $     9.33
                                    --------      --------   --------   --------   --------   --------   --------   ----------
Net investment income...........        0.03         (0.04)     (0.03)      0.04       0.06       0.05       0.11**       0.21
Net realized and unrealized gain
 (loss) on investments and
 foreign
 currency.......................        3.90          1.48       2.16       0.95      (0.69)      2.36      (1.19)        0.19
                                    --------      --------   --------   --------   --------   --------   --------   ----------
Net increase (decrease) in net
 asset value resulting from
 investment operations..........        3.93          1.44       2.13       0.99      (0.63)      2.41      (1.08)        0.40
                                    --------      --------   --------   --------   --------   --------   --------   ----------
Distributions:
 Net investment income..........          --            --         --      (0.10)     (0.05)     (0.06)        --        (0.14)
 Net realized gain on
   investments..................          --         (0.01)     (0.12)     (0.04)        --         --         --           --
 In excess of net investment
   income.......................          --            --         --         --         --      (0.02)        --           --
 In excess of net realized gain
   on investments...............          --            --         --         --      (0.13)        --         --           --
                                    --------      --------   --------   --------   --------   --------   --------   ----------
      Total distributions.......          --         (0.01)     (0.12)     (0.14)     (0.18)     (0.08)        --        (0.14)
                                    --------      --------   --------   --------   --------   --------   --------   ----------
Net asset value, end of year....    $  18.25      $  14.32   $  12.89   $  10.88   $  10.03   $  10.84   $   8.51   $     9.59
                                    ========      ========   ========   ========   ========   ========   ========   ==========
      Total investment
        return(c)...............       27.44%(a)     11.20%     19.61%      9.86%      (5.8)%     28.3%     (11.3)%        4.3%
Ratios and supplemental data:
Net assets, end of period (in
 000's).........................    $493,758      $407,004   $453,792   $483,375   $646,313   $854,701   $781,607   $1,211,709
Ratio of net investment income
 (loss) to average net assets:
 With expense reductions(b).....        0.42%        (0.29)%    (0.26)%     0.38%      0.61%       0.6%       1.2%**        1.7%
 Without expense
   reductions(b)................        0.41%        (0.43)%    (0.32)%     0.32%      0.53%       N/A        N/A          N/A
Ratio of operating expenses to
 average net assets:
 With expense reductions(b).....        1.73%         1.75%      1.82%      1.83%      1.73%       1.9%       2.0%**        1.8%
 Without expense
   reductions(b)................        1.74%         1.89%      1.88%      1.89%      1.81%       N/A        N/A          N/A
Ratio of interest expense to
 average net assets+++..........        0.28%(b)       N/A        N/A        N/A        N/A        N/A        N/A          N/A
Portfolio turnover rate(b)++....          40%          107%       123%       108%        91%        67%        65%          55%
Average commission rate per
 share paid on portfolio
 transactions++.................         N/A      $ 0.0533   $ 0.0277        N/A        N/A        N/A        N/A          N/A


                                     YEAR ENDED DECEMBER 31,
                                  ------------------------------
                                     1990       1989*     1988*
                                  ----------   --------   ------
CLASS A+:
Per Share Operating Performance:
Net asset value, beginning of
 period.........................  $    10.94   $   7.77   $ 7.76
                                  ----------   --------   ------
Net investment income...........        0.10      (0.02)   (0.07)
Net realized and unrealized gain
 (loss) on investments and
 foreign
 currency.......................       (1.71)      3.19     0.87
                                  ----------   --------   ------
Net increase (decrease) in net
 asset value resulting from
 investment operations..........       (1.61)      3.17     0.80
                                  ----------   --------   ------
Distributions:
 Net investment income..........          --         --       --
 Net realized gain on
   investments..................          --         --    (0.79)
 In excess of net investment
   income.......................          --         --       --
 In excess of net realized gain
   on investments...............          --         --       --
                                  ----------   --------   ------
      Total distributions.......          --         --       --
                                  ----------   --------   ------
Net asset value, end of year....  $     9.33   $  10.94   $ 7.77
                                  ==========   ========   ======
      Total investment
        return(c)...............       (14.7)%     40.7%    11.1%
Ratios and supplemental data:
Net assets, end of period (in
 000's).........................  $1,428,677   $382,428   $8,376
Ratio of net investment income
 (loss) to average net assets:
 With expense reductions(b).....         1.1%      (0.6)%   (1.0)%
 Without expense
   reductions(b)................         N/A        N/A      N/A
Ratio of operating expenses to
 average net assets:
 With expense reductions(b).....         1.9%       1.9%     3.6%
 Without expense
   reductions(b)................         N/A        N/A      N/A
Ratio of interest expense to
 average net assets+++..........         N/A        N/A      N/A
Portfolio turnover rate(b)++....          34%        43%     153%
Average commission rate per
 share paid on portfolio
 transactions++.................         N/A        N/A      N/A


---------------


 + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.



 ++ Portfolio turnover rate, average commission rate and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



 * The per share data reflects a 2 for 1 stock split effective August 14, 1989.



 ** Includes reimbursement by the Sub-advisor of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.



(a)   Not annualized.



(b)   Annualized for periods less than one year.



(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.



(d) The selected per share data were calculated based upon average shares outstanding during the period.



N/A   Not Applicable.

                                                      SIX MONTHS
                                                        ENDED                                                  APRIL 1,
                                                       JUNE 30,             YEAR ENDED DECEMBER 31,            1993 TO
                                                         1998        -------------------------------------   DECEMBER 31,
                                                    (UNAUDITED)(D)   1997(D)   1996(D)   1995(D)   1994(D)     1993(D)
                                                    --------------   -------   -------   -------   -------   ------------
CLASS B+
Per Share Operating Performance:
Net asset value, beginning of period..............     $  14.06      $12.73    $10.81    $ 9.97    $10.79      $  9.02
                                                       --------      -------   -------   -------   -------     -------
Net investment income (loss)......................        (0.01)      (0.13)    (0.11)    (0.03)       --           --
Net realized and unrealized gain (loss) on
  investments and foreign currency................         3.80        1.47      2.15      0.94     (0.69)        1.85
                                                       --------      -------   -------   -------   -------     -------
Net increase (decrease) in net asset value
  resulting from investment operations............         3.79        1.34      2.04      0.91     (0.69)        1.85
                                                       --------      -------   -------   -------   -------     -------
Distributions:
  Net investment income...........................           --          --        --     (0.03)       --        (0.06)
  Net realized gain on investments................           --       (0.01)    (0.12)    (0.04)       --           --
  In excess of net investment income..............           --          --        --        --        --        (0.02)
  In excess of net realized gain on investments...           --          --        --        --     (0.13)          --
                                                       --------      -------   -------   -------   -------     -------
        Total distributions.......................           --       (0.01)    (0.12)    (0.07)    (0.13)       (0.08)
                                                       --------      -------   -------   -------   -------     -------
Net asset value, end of period....................     $  17.85      $14.06    $12.73    $10.81    $ 9.97      $ 10.79
                                                       ========      =======   =======   =======   =======     =======
        Total investment return(a)(c).............        26.96%      10.55%    18.79%     9.20%    (6.38)%       20.5%
Ratios and supplemental data:
Net assets, end of period (in 000's)..............     $119,844      $81,011   $87,092   $73,025   $81,602     $34,048
Ratio of net investment income (loss) to average
  net assets:
  With expense reductions(b)......................        (0.23)%     (0.94)%   (0.91)%   (0.27)%   (0.04)%       (0.1)%
  Without expense reductions(b)...................        (0.24)%     (1.08)%   (0.97)%   (0.33)%   (0.12)%        N/A
Ratio of operating expenses to average net assets:
  With expense reductions(b)......................         2.38%       2.40%     2.47%     2.48%     2.38%         2.6%
  Without expense reductions(b)...................         2.39%       2.54%     2.53%     2.54%     2.46%         N/A
Ratio of interest expense to average net
  assets++........................................         0.28%(b)     N/A       N/A       N/A       N/A          N/A
Portfolio turnover rate(b)++......................          40%         107%      123%      108%       91%          67%
Average commission rate per share paid on
  portfolio transactions++........................          N/A      $0.0533   $0.0277      N/A       N/A          N/A


---------------


   +  Commencing April 1, 1993, the Fund began offering Class B shares.



  ++ Portfolio turnover rate, average commission rate and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



 (a)  Not annualized.



 (b)  Annualized for periods less than one year.



 (c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.



 (d) These selected per share data were calculated based upon average shares outstanding during the period.



N/A   Not Applicable.

                                ---------------


                                                                                     AVERAGE
                                                                AVERAGE             NUMBER OF         AVERAGE AMOUNT
                                          AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES        OF DEBT
                                          OUTSTANDING AT      OUTSTANDING          OUTSTANDING           PER SHARE
YEAR ENDED                                END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
----------                                --------------   -----------------   -------------------   -----------------
Six months ended June 30, 1998..........      $   --          $13,301,882          35,851,223             $ 0.371
December 31, 1997.......................      $   --          $ 7,281,203          38,714,809             $0.1881



  Average amount of debt outstanding during the period is computed on a daily basis.

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PERFORMANCE

  All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Funds. Further information regarding the Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.


  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of each Fund will vary from time to time and past results are not necessarily representative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

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INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital. It seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. There can be no assurance that the Fund will achieve its investment objective. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Area includes the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom.



  Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area.


  The Fund is a regional fund for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets.


  INVESTMENT POLICIES. The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and (b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.



  The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-advisor to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In managing the Fund, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-advisor further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-advisor intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.


  For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has it principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-advisor's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



  The Sub-advisor allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


  In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.

  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Contracts" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



  AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depositary Receipts" in the Statement of Additional Information.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Trustees, without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

--------------------------------------------------------------------------------


RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

  FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.


  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


  Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.


  CONCENTRATION. The Fund invests a significant portion of its assets in a particular region of the world. As a result the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


  OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

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MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Fund.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



  The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. Effective January 1, 1998, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Europe Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the above Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professional primarily responsible for the portfolio management of the Fund is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
NAME/ OFFICE                   THE FUND                           PAST FIVE YEARS
------------             --------------------                   -------------------
Nicholas J. Ford        Portfolio Manager        Portfolio Manager for the Sub-advisor since
  London                since 1998               February 1998 and Portfolio Manager for INVESCO GT
                                                 Asset Management PLC (London), an affiliate of the
                                                 Sub-advisor, since 1996. Director of Equities for
                                                 Lehman Brothers Global Asset Management PLC
                                                 (London) from 1994 to 1996. Portfolio Manager and
                                                 Head of European Equities for Hill Samuel
                                                 Investment Management PLC (London) from 1990 to
                                                 1994.



  In placing orders for the Fund's portfolio transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Company has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.


  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.
--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.


  From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.


  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

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HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

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DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


ERG-PRO-1

                                                                    [APPLICATION
INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF

AIM INTERNATIONAL GROWTH FUND

(A SERIES PORTFOLIO OF AIM GROWTH SERIES)


P
PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM INTERNATIONAL GROWTH FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information about the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................    10
  Management...........................    12
  Organization of the Trust............    14


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms of Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
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THE FUND


  The Fund is a diversified series of the Trust.

  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class Shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.


  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.


  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.

  The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the Fund's net asset value, earnings and gains and losses realized on sales of securities.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND
--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A     CLASS B
                                                              -------     -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases (as a % of offering
     price).................................................   5.50%       None
  Sales charges on reinvested distributions to
     shareholders...........................................   None        None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None        5.00%
  Redemption charges........................................   None        None
  Exchange fees.............................................   None        None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.98%       0.98%
  12b-1 distribution and service fees.......................   0.35%       1.00%
  Other expenses............................................   0.49%       0.49%
                                                               ----        ----
          Total Fund Operating Expenses.....................   1.82%       2.47%
                                                               ====        ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2)Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3)Expenses are based on the Fund's fiscal year ended December 31, 1997. AIM has voluntarily agreed to limit the Fund's, expenses effective January 1, 1998 (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively through May 31, 2000. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                     ------   -------   -------   -----------
Class A shares(1)..................................   $73      $110      $149        $258
Class B shares
  Assuming a complete redemption at end of
     period(2).....................................   $77      $110      $156        $267
  Assuming no redemption...........................   $25      $ 78      $133        $267



(1)Assumes payment of maximum sales charge by the investor.



(2)Assumes deduction of the applicable contingent deferred sales charge.



(3)For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


  The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is also included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended June 30, 1998, are also included in the Statement of Additional Information. Information presented below for the fiscal years ended December 31, 1988 to 1991 was audited by other auditors that served as the Fund's independent accountants for those periods.



                         AIM INTERNATIONAL GROWTH FUND


                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)


                                              SIX MONTHS
                                                ENDED
                                               JUNE 30,                         YEAR ENDED DECEMBER 31,
                                                 1998       ---------------------------------------------------------------
                  CLASS A+                   (UNAUDITED)*    1997*      1996*       1995       1994      1993*       1992
                  --------                   ------------   --------   --------   --------   --------   --------   --------
Per Share Operating Performance:
Net asset value, beginning of period........   $   7.67     $   8.92   $   9.08   $   9.17   $  11.02   $   8.21   $   8.74
                                               --------     --------   --------   --------   --------   --------   --------
Net investment income (loss)................       0.04         0.03      (0.01)      0.03      (0.04)      0.03       0.11
Net realized and unrealized gain (loss) on
 investments................................       0.81         0.69       0.84       0.32      (0.82)      2.78      (0.62)
                                               --------     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net asset value
 resulting from investment operations.......       0.85         0.72       0.83       0.35      (0.86)      2.81      (0.51)
                                               --------     --------   --------   --------   --------   --------   --------
Distributions:
 Net investment income......................         --        (0.03)        --         --      (0.04)        --      (0.02)
 Net realized gain on investments...........         --        (1.94)     (0.99)     (0.24)     (0.95)        --         --
 In excess of net realized gain on
   investments..............................         --           --         --      (0.20)        --         --         --
                                               --------     --------   --------   --------   --------   --------   --------
      Total distributions...................         --        (1.97)     (0.99)     (0.44)     (0.99)        --      (0.02)
                                               --------     --------   --------   --------   --------   --------   --------
Net asset value, end of period..............   $   8.52     $   7.67   $   8.92   $   9.08   $   9.17   $  11.02   $   8.21
                                               ========     ========   ========   ========   ========   ========   ========
Total investment return(a)(c)...............      11.08%        8.51%      9.28%      3.88%     (7.78)%    34.23%     (5.83)%
Ratios and supplemental data:
Net assets, end of period (in 000's)........   $143,958     $148,143   $196,601   $308,816   $430,701   $523,397   $421,693
Ratio of operating net investment income
 (loss) to average net assets:
 With expense reductions(b).................       0.89%        0.35%     (0.14)%     0.24%     (0.04)%      0.3%       1.2%
 Without expense reductions(b)..............       0.88%        0.22%     (0.25)%     0.16%     (0.09)%      N/A        N/A
Ratio of operating expenses to average net
 assets:
 With expense reductions(b).................       1.90%        1.69%      1.80%      1.70%      1.70%       1.8%       1.9%
 Without expense reductions(b)..............       1.91%        1.82%      1.91%      1.78%      1.75%        --%(d)     --%(d)
Portfolio turnover rate++(b)................         51%          72%        74%        75%        96%        90%        89%
Average commission rate per share paid on
 portfolio transactions++...................        N/A     $ 0.0269   $ 0.0267        N/A        N/A        N/A        N/A


                                                      YEAR ENDED DECEMBER 31,
                                              ----------------------------------------
                  CLASS A+                      1991       1990      1989**    1988**
                  --------                    --------   --------   --------   -------
Per Share Operating Performance:
Net asset value, beginning of period........  $   7.82   $   9.25   $   6.77   $  5.71
                                              --------   --------   --------   -------
Net investment income (loss)................      0.14       0.10       0.01     (0.01)
Net realized and unrealized gain (loss) on
 investments................................      0.89      (1.42)      2.60      1.12
                                              --------   --------   --------   -------
Net increase (decrease) in net asset value
 resulting from investment operations.......      1.03      (1.32)      2.61      1.11
                                              --------   --------   --------   -------
Distributions:
 Net investment income......................     (0.11)     (0.11)        --        --
 Net realized gain on investments...........        --         --      (0.13)    (0.05)
 In excess of net realized gain on
   investments..............................        --         --         --        --
                                              --------   --------   --------   -------
      Total distributions...................     (0.11)     (0.11)     (0.13)    (0.05)
                                              --------   --------   --------   -------
Net asset value, end of period..............  $   8.74   $   7.82   $   9.25   $  6.77
                                              ========   ========   ========   =======
Total investment return(a)(c)...............      13.2%     (14.3)%     38.6%     19.4%
Ratios and supplemental data:
Net assets, end of period (in 000's)........  $463,851   $343,949   $136,975   $29,792
Ratio of operating net investment income
 (loss) to average net assets:
 With expense reductions(b).................       1.5%       1.4%       0.1%     (0.2)%
 Without expense reductions(b)..............       N/A        N/A        N/A       N/A
Ratio of operating expenses to average net
 assets:
 With expense reductions(b).................       1.9%       1.9%       1.9%      2.1%
 Without expense reductions(b)..............        --%(d)     --%(d)     --%(d)    --%(d)
Portfolio turnover rate++(b)................        83%        58%        82%      115%
Average commission rate per share paid on
 portfolio transactions++...................       N/A        N/A        N/A       N/A


---------------


 + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.



++ Portfolio turnover rate average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



 * The selected per share data were calculated based upon average shares outstanding during the period.



** The per share data reflects a 3 for 1 stock split effective August 14, 1989.



(a)   Not annualized.



(b)   Annualized for periods less than one year.



(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.



(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.



N/A   Not Applicable.

                                                             SIX MONTH
                                                               ENDED                                                 APRIL 1,
                                                              JUNE 30,            YEAR ENDED DECEMBER 31,            1993 TO
                                                                1998       -------------------------------------   DECEMBER 31,
                                                            (UNAUDITED)*    1997*     1996*     1995      1994        1993*
                                                            ------------   -------   -------   -------   -------   ------------
CLASS B+
Per Share Operating Performance:
Net asset value, beginning of period.......................   $  7.36      $  8.68   $  8.91   $  9.07   $ 10.98     $  8.74
                                                              -------      -------   -------   -------   -------     -------
Net investment income (loss)...............................      0.01        (0.03)    (0.07)    (0.04)    (0.10)      (0.01)
Net realized and unrealized gain (loss) on investments.....      0.79         0.65      0.83      0.32     (0.82)       2.25
                                                              -------      -------   -------   -------   -------     -------
Net increase (decrease) in net asset value resulting from
  investment operations....................................      0.80         0.62      0.76      0.28     (0.92)       2.24
                                                              -------      -------   -------   -------   -------     -------
Distributions:
  Net investment income....................................        --           --        --        --     (0.04)         --
  Net realized gain on investments.........................        --        (1.94)    (0.99)    (0.24)    (0.95)         --
  In excess of net realized gain on investments............        --           --        --     (0.20)       --          --
                                                              -------      -------   -------   -------   -------     -------
        Total distributions................................        --        (1.94)    (0.99)    (0.44)    (0.99)         --
                                                              -------      -------   -------   -------   -------     -------
Net asset value, end of period.............................   $  8.16      $  7.36   $  8.68   $  8.91   $  9.07     $ 10.98
                                                              =======      =======   =======   =======   =======     =======
Total investment return(a)(c)..............................     10.72%        7.71%     8.67%     3.15%    (8.36)%     25.63%
Ratios and supplemental data:
Net assets, end of period (in 000's).......................   $49,567      $56,023   $64,102   $69,654   $71,794     $30,745
Ratio of net investment income (loss) to average net
  assets:
  With expense reductions(b)...............................      0.24%       (0.30)%   (0.79)%   (0.41)%   (0.69)%      (0.4)%
  Without expense reductions(b)............................      0.23%       (0.43)%   (0.90)%   (0.49)%   (0.74)%       N/A
Ratio of operating expenses to average net assets:
  With expense reductions(b)...............................      2.55%        2.34%     2.45%     2.35%     2.35%        2.4%
  Without expense reductions(b)............................      2.56%        2.47%     2.56%     2.43%     2.40%         --%(d)
Portfolio turnover rate++(b)...............................        51%          72%       74%       75%       96%         90%
Average commission rate per share paid on portfolio
  transactions++...........................................       N/A      $0.0269   $0.0267       N/A       N/A         N/A


---------------


 +    Commencing April 1, 1993, the Fund began offering Class B shares.



++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



 * The selected per share data were calculated based upon average shares outstanding during the period.



(a)   Not annualized.



(b)   Annualized for periods less than one year.



(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.



(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.



N/A   Not Applicable.


                                ---------------


                                                                      AVERAGE MONTHLY
                                                                         NUMBER OF
                                                      AVERAGE          REGISTRANT'S
                                AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES         AVERAGE AMOUNT OF
                                OUTSTANDING AT      OUTSTANDING         OUTSTANDING       DEBT PER SHARE
          YEAR ENDED            END OF PERIOD    DURING THE PERIOD   DURING THE PERIOD   DURING THE PERIOD
          ----------            --------------   -----------------   -----------------   -----------------
Six months ended June 30,
  1998........................     $     --          $ 36,211           25,043,954            $ 0.001
December 31, 1997.............     $     --          $283,148           26,055,589            $0.0109
December 31, 1996.............     $129,000          $131,860           32,830,494            $0.0040



  Average amount of debt outstanding during the period is computed on a daily basis.

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PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital. The Fund seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Area includes the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela but not the United States. There can be no assurance that the Fund will achieve its investment objective.


  Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area.


  INVESTMENT POLICIES. The Fund is intended for investors seeking to complement their U.S. equity investments with a professionally managed non-U.S. portfolio. The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.


  Under normal circumstances, the assets of the Fund are invested in the equity securities of issuers domiciled in at least three different countries.


  The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of the Fund. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-advisor to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.

  CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In managing the Fund, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-advisor further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-advisor intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.



  For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-advisor's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



  The Sub-advisor allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


  In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll' transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll' borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Contract" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts "ADRs" or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depositary Receipts" in the Statement of Additional Information.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless spe-cifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

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RISK FACTORS

  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

  FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.


  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


  Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.


  INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Fund, should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

  Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Fund could lose its entire investment in that market.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

  Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.

  In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.

  The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e). During the period commencing from the Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

  PACIFIC REGION COUNTRIES. The Fund may invest significantly in equity securities of issuers located in Pacific region countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.

  In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, the Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong, if any. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.


  OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

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MANAGEMENT


  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Fund.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



  The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. Effective January 1, 1998, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the Sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professionals primarily responsible for the portfolio management of the Fund are follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE               THE FUND                           PAST FIVE YEARS
     -----------         --------------------                   -------------------
Roger Yates             Portfolio Manager        Global Chief Investment Officer and Portfolio
  London                since 1996               Manager for the Sub- advisor and INVESCO GT Asset
                                                 Management PLC (London) ("GT Asset Management"),
                                                 an affiliate of the Sub-advisor, since October
                                                 1997. International Chief Investment Officer and
                                                 Portfolio Manager for the Sub-advisor and GT Asset
                                                 Management from September 1996 to October 1997.
                                                 Chief Investment Officer and Portfolio Manager for
                                                 Europe and the United Kingdom for the Sub-advisor
                                                 and GT Asset Management from 1994 to September
                                                 1996. Investment Manager for Morgan Grenfell Asset
                                                 Management from 1988 to 1994.
Michael Lindsell        Portfolio Manager        Head of Investment Strategy for Global Equities
  London                since 1992               and Portfolio Manager for the Sub-advisor and GT
                                                 Asset Management since 1996. Chief Investment
                                                 Officer for Japan and Portfolio Manager for
                                                 INVESCO GT Asset Management Asia Ltd. (Hong Kong),
                                                 an affiliate of the Sub-advisor and for the
                                                 Sub-advisor from 1992 to 1996. Director of Warburg
                                                 Asset Management (Tokyo) prior thereto.



In placing orders for the Fund's portfolio securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares master distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Company has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected insti-tutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.

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ORGANIZATION OF THE TRUST

  The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of "G.T. Global Growth Series," a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.

  From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

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DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

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GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


ITG-PRO-1

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF


AIM JAPAN GROWTH FUND

(A SERIES PORTFOLIO OF AIM GROWTH SERIES)

PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM JAPAN GROWTH FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in Japan.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------



                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................    10
  Management...........................    11
  Organization of the Trust............    13


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND



  The Fund is a diversified series of the Trust.


  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of issuers domiciled in Japan.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is AIM Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.

  The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the Fund's net asset value, earnings and gains and losses realized on sales of securities.

  The Fund invests a significant portion of its assets in issuers in a particular country. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):


                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases (as a % of offering
     price).................................................   5.50%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees.............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.98%     0.98%
  12b-1 distribution and service fees.......................   0.35%     1.00%
  Other expenses (after reimbursement)......................   0.67%     0.67%
                                                               ----      ----
          Total Fund Operating Expenses.....................   2.00%     2.65%
                                                               ====      ====



(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2)Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3)Expenses are based on the Fund's fiscal year ended December 31, 1997. AIM has voluntarily agreed to limit the Fund's expenses effective January 1, 1998 (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively, through May 31, 2000. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. With respect to Class A shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 0.73% and 2.06%, respectively, for the Fund. With respect to Class B shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 0.73% and 2.71%, respectively, for the Fund.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                     ------   -------   -------   -----------
Class A shares(1)..................................   $74      $115      $158        $277
Class B shares
  Assuming a complete redemption at end of
     period(2).....................................   $78      $115      $165        $285
  Assuming no redemption...........................   $27      $ 83      $142        $285



(1)Assumes payment of maximum sales charge by the investor.



(2)Assumes deduction of the applicable contingent deferred sales charge.



(3)For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, and the unaudited financial statements and notes for the semi-annual period ended April 30, 1998 are both included in the Statement of Additional Information. Information presented below for the fiscal years ended December 31, 1998 to 1991 was audited by other auditors that served as the Fund's accountants for those periods.


                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                              SIX MONTHS
                                ENDED
                               JUNE 30,                            YEAR ENDED DECEMBER 31,
                                 1998       ----------------------------------------------------------------------
                             (UNAUDITED)*    1997*       1996*     1995*      1994      1993      1992      1991
                             ------------   -------     -------   --------   -------   -------   -------   -------
CLASS A+:
Per Share Operating
 Performance:
 Net asset value, beginning
   of period...............    $  8.96      $  9.76     $ 11.00   $  12.15   $ 11.61   $  8.70   $ 11.16   $ 11.48
                               -------      -------     -------   --------   -------   -------   -------   -------
 Net investment income
   (loss)..................      (0.00)(e)    (0.08)      (0.04)     (0.04)    (0.04)    (0.14)       --***   (0.09)
 Net realized and
   unrealized gain (loss)
   on investments..........       0.08        (0.70)      (0.77)      0.26      0.79      3.05     (2.40)    (0.23)
                               -------      -------     -------   --------   -------   -------   -------   -------
 Net increase (decrease) in
   net asset value
   resulting from
   investment operations...       0.08        (0.78)      (0.81)      0.22      0.75      2.91     (2.40)    (0.32)
                               -------      -------     -------   --------   -------   -------   -------   -------
Distributions:
 Net realized gain on
   investments and foreign
   currency................         --        (0.02)      (0.43)     (1.37)    (0.21)       --     (0.06)       --
                               -------      -------     -------   --------   -------   -------   -------   -------
       Total
        distributions......         --        (0.02)      (0.43)     (1.37)    (0.21)       --     (0.06)       --
                               -------      -------     -------   --------   -------   -------   -------   -------
Net asset value, end of
 period....................    $  9.04      $  8.96     $  9.76   $  11.00   $ 12.15   $ 11.61   $  8.70   $ 11.16
                               =======      =======     =======   ========   =======   =======   =======   =======
       Total investment
        return(a)(c).......       0.78%       (7.99)%     (7.43)%     1.94%     6.56%    33.45%    (21.5)%    (2.8)%
Ratios and supplemental
 data:
 Net assets, end of period
   (in 000's)..............    $43,219      $44,583     $63,585   $111,105   $98,066   $88,487   $93,865   $61,519
Ratio of net investment
 income (loss) to average
 net assets:
 With expense
   reductions(b)...........      (0.07)%      (0.61)%     (0.40)%    (0.40)%   (0.32)%    (0.3)%      --%***    (1.5)%
 Without expense
   reductions(b)...........      (0.35)%      (0.68)%     (0.50)%    (0.55)%   (0.44)%     N/A       N/A       N/A
Ratio of operating expenses
 to average net assets:
 With expense
   reductions(b)...........       1.97%        1.99%       1.84%      1.99%     1.91%      2.1%      2.2%***     2.2%
 Without expense
   reductions(b)...........       2.25%        2.06%       1.94%      2.14%     2.03%       --%(d)    --%(d)      --%(d)
Portfolio turnover
 rate(a)++.................         38%          58%         31%        67%       49%      104%      115%        251%
Average commission rate per
 share paid on portfolio
 transactions++............        N/A      $0.0416     $0.0971        N/A       N/A       N/A       N/A         N/A


                                YEAR ENDED DECEMBER 31,
                             -----------------------------
                              1990        1989     1988**
                             -------     -------   -------
CLASS A+:
Per Share Operating
 Performance:
 Net asset value, beginning
   of period...............  $ 16.39     $ 10.57   $ 10.36
                             -------     -------   -------
 Net investment income
   (loss)..................    (0.05)****  (0.19)    (0.20)
 Net realized and
   unrealized gain (loss)
   on investments..........    (4.60)       6.57      2.44
                             -------     -------   -------
 Net increase (decrease) in
   net asset value
   resulting from
   investment operations...    (4.65)       6.38      2.24
                             -------     -------   -------
Distributions:
 Net realized gain on
   investments and foreign
   currency................    (0.26)      (0.56)    (2.03)
                             -------     -------   -------
       Total
        distributions......    (0.26)      (0.56)    (2.03)
                             -------     -------   -------
Net asset value, end of
 period....................  $ 11.48     $ 16.39   $ 10.57
                             =======     =======   =======
       Total investment
        return(a)(c).......    (28.7)%      60.7%     21.9%
Ratios and supplemental
 data:
 Net assets, end of period
   (in 000's)..............  $51,693     $48,405   $18,591
Ratio of net investment
 income (loss) to average
 net assets:
 With expense
   reductions(b)...........     (1.2)%****  (1.6)%    (1.5)%
 Without expense
   reductions(b)...........      N/A         N/A       N/A
Ratio of operating expenses
 to average net assets:
 With expense
   reductions(b)...........      2.2%****    2.1%      2.2%
 Without expense
   reductions(b)...........       --%(d)      --%(d)    --%(d)
Portfolio turnover
 rate(a)++.................      138%        108%      150%
Average commission rate per
 share paid on portfolio
 transactions++............      N/A         N/A       N/A


---------------


    + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


   ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


    * The selected per share data were calculated based upon average shares outstanding during the period.


   ** The per share data reflects a 2 for 1 stock split effective August 15, 1988.

  *** Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)%.

 **** Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)%.


  (a) Not annualized.


  (b) Annualized for periods less than one year.

  (c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

  (d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


  (e) Without reimbursement the net investment income (loss) per share would have been reduced (increased) by $0.01 for Class A.



 N/A  Not Applicable.

                                                             SIX MONTHS
                                                               ENDED                                                 APRIL 1,
                                                              JUNE 30,            YEAR ENDED DECEMBER 31,            1993 TO
                                                                1998       -------------------------------------   DECEMBER 31,
                                                            (UNAUDITED)*    1997*     1996*     1995*     1994        1993*
                                                            ------------   -------   -------   -------   -------   ------------
CLASS B++
Per Share Operating Performance:
  Net asset value, beginning of period....................    $  8.67      $  9.49   $ 10.78   $ 12.02   $ 11.57      $ 9.85
                                                              -------      -------   -------   -------   -------      ------
  Net investment income (loss)............................      (0.04)**     (0.14)    (0.11)    (0.12)    (0.13)      (0.18)
  Net realized and unrealized gain (loss) on
    investments...........................................       0.08        (0.66)    (0.75)     0.25      0.79        1.90
                                                              -------      -------   -------   -------   -------      ------
  Net increase (decrease) in net asset value resulting
    from investment operations............................       0.04        (0.80)    (0.86)     0.13      0.66        1.72
                                                              -------      -------   -------   -------   -------      ------
Distributions:
  Net realized gain on investments and foreign currency...         --        (0.02)    (0.43)    (1.37)    (0.21)         --
                                                              -------      -------   -------   -------   -------      ------
        Total distributions...............................         --        (0.02)    (0.43)    (1.37)    (0.21)         --
                                                              -------      -------   -------   -------   -------      ------
Net asset value, end of period............................    $  8.71      $  8.67   $  9.49   $ 10.78   $ 12.02      $11.57
                                                              =======      =======   =======   =======   =======      ======
        Total investment return(a)(c).....................       0.46%       (8.42)%   (8.05)%    1.20%     5.81%      17.46%
Ratios and supplemental data:
  Net assets, end of period (in 000's)....................    $23,237      $24,250   $32,116   $41,274   $27,355      $3,699
Ratio of net investment income (loss) to average net
  assets:
  With expense reductions(b)..............................      (0.72)%      (1.26)%   (1.05)%   (1.05)%   (0.97)%      (0.9)%
  Without expense reductions(b)+..........................      (1.00)%      (1.33)%   (1.15)%   (1.20)%   (1.09)%       N/A
Ratio of operating expenses to average net assets:
  With expense reductions(b)..............................       2.62%        2.64%     2.49%     2.64%     2.56%        2.7%
  Without expense reductions(b)...........................       2.90%        2.71%     2.59%     2.79%     2.68%        N/A
Portfolio turnover rate(b)................................         38%          58%       31%       67%       49%        104%
Average commission rate per share paid on portfolio
  transactions(b).........................................        N/A      $0.0416   $0.0971       N/A       N/A         N/A


---------------


 + Portfolio turnover rate average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



++    Commencing April 1, 1993, the Fund began offering Class B shares.



  * The selected per share data were calculated based upon average shares outstanding during the period.



 ** Without reimbursement, the net investment income (loss) per share would have been reduced (increased) by $0.01 for Class B.


 (a)  Not annualized.

 (b)  Annualized for periods less than one year.


 (c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.


N/A   Not Applicable.

                                ---------------


                                                                      AVERAGE MONTHLY
                                                                         NUMBER OF
                                                      AVERAGE          REGISTRANT'S
                                AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES         AVERAGE AMOUNT OF
                                OUTSTANDING AT      OUTSTANDING         OUTSTANDING       DEBT PER SHARE
                                END OF PERIOD    DURING THE PERIOD   DURING THE PERIOD   DURING THE PERIOD
                                --------------   -----------------   -----------------   -----------------
Six months ended June 30,
  1998........................    $       --          $48,353            9,862,484            $ 0.005
Year ended December 31,
  1997........................            --               --           10,542,000             0.0000
Year ended December 31,
  1996........................     2,000,000            5,479           13,009,004             0.0004



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------


PERFORMANCE




  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital. The Fund seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in Japan. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. There can be no assurance that the Fund will achieve its investment objective.



  INVESTMENT POLICIES. The Fund is designed for investors wishing to concentrate their investment in the Japanese market but still desiring the professional management, liquidity and diversification afforded by a mutual fund.


  The Japan Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of Japan. Such investments may include:
(a) securities of issuers in countries that are not located in Japan but are linked by tradition, economic markets, cultural similarities or geography to Japan; and (b) securities of issuers located elsewhere in the world that have operations in Japan or that stand to benefit from political and economic events in Japan.


  The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in Japan. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-advisor to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In managing the Fund, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-advisor further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-advisor intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.

  For purposes of this Prospectus, an issuer typically is considered as domiciled in Japan if it is (a) organized under the laws of, or has its principal office in Japan or (b) normally derives 50% or more of its total revenues from business in Japan, provided that, in the Sub-advisor's view, the value of such issuer's securities tends to reflect Japan's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in Japan and considered by the Sub-advisor to be located in Japan may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in Japan.



  The Sub-advisor allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


  In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Contracts" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



  AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depositary Receipts" in the Statement of Additional Information.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

--------------------------------------------------------------------------------

RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.


  FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


  CONCENTRATION. The Fund invests a significant portion of its assets in a particular country. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


  JAPAN. The Fund invests primarily in equity securities of issuers domiciled in Japan. Accordingly, the Fund's performance will be closely tied to economic and political conditions in Japan, and its performance is expected to be more volatile than more geographically diversified funds. Changes in regulatory, tax or economic policy in Japan could significantly affect the Japanese securities markets and therefore the Fund's performance.

  Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes.

  The common stocks of many Japanese companies trade at high price-earnings ratios, which may be attributable in part to inefficiencies associated with Japanese corporate operations. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the United States, both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

  The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

  In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.


  OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Fund is authorized to enter into options, futures and forward currency transactions it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2)imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures con-tracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

--------------------------------------------------------------------------------

MANAGEMENT


  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Fund.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



  The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. Effective January 1, 1998, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administrative services agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administrative agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), \

Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professional primarily responsible for the portfolio management of the Fund is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                           PAST FIVE YEARS
-----------              --------------------                   -------------------
Andrew Callender Tokyo  Portfolio Manager        Head of Investments for Japan and Portfolio
                        since 1997               Manager for the Sub- advisor and INVESCO GT Asset
                                                 Management Japan Ltd. (Tokyo), an affiliate of the
                                                 Sub-advisor, since 1997. Portfolio Manager for
                                                 INVESCO GT Asset Management Japan Ltd. from 1990
                                                 to 1997.



  In placing orders for the Fund's portfolio securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."


  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement, dated May 29, 1998, on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and services fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.

  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund.

  Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.
--------------------------------------------------------------------------------

ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets and assumed the liabilities of "G.T. Global Growth Series", a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.


  From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 act as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

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HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

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DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


JPG-PRO-1

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF



AIM MID CAP EQUITY FUND


(A SERIES PORTFOLIO OF AIM GROWTH SERIES)



PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM MID CAP EQUITY FUND, formerly AIM Mid Cap Growth Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of companies domiciled in the United States that, at the time of purchase, are within the range of market capitalizations of companies that are included in the Russell Mid Cap(TM) Index ("U.S. mid cap companies").



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................     9
  Management...........................    10
  Organization of the Trust............    12


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the
     AIM Funds.........................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND



  The Fund is a diversified series of the Trust.


  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of U.S. mid cap companies.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM"). AIM and its worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Funds are reflected in the following table(1):


                                                              CLASS A     CLASS B
                                                              -------     -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases (as a % of offering
     price).................................................   5.50%       None
  Sales charges on reinvested distributions to
     shareholders...........................................   None        None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None        5.00%
  Redemption charges........................................   None        None
  Exchange fees.............................................   None        None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.72%       0.72%
  12b-1 distribution and service fees.......................   0.35%       1.00%
  Other expenses (after reimbursement)......................   0.41%       0.41%
                                                               ----        ----
          Total Fund Operating Expenses.....................   1.48%       2.13%
                                                               ====        ====



(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2)Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges".


(3)Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Effective January 1, 1998, AIM has voluntarily agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rates of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively, through May 31, 2000.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                     ------   -------   -------   -----------
Class A shares(1)..................................   $69      $100      $132        $223
Class B shares
  Assuming a complete redemption at end of
     period(2).....................................   $73      $100      $138        $231
  Assuming no redemption...........................   $22      $ 67      $115        $231



(1)Assumes payment of maximum sales charge by the investor.



(2)Assumes deduction of the applicable contingent deferred sales charge.



(3)For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is also included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended June 30, 1998, are also included in the Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Fund's independent certified accountants.



                            AIM MID CAP EQUITY FUND


 (FORMERLY AIM MID CAP GROWTH FUND AND PRIOR TO THAT GT GLOBAL AMERICA MID CAP
                                  GROWTH FUND)


                                     SIX MONTHS
                                       ENDED
                                      JUNE 30,                              YEAR ENDED DECEMBER 31,
                                        1998       --------------------------------------------------------------------------
                                    (UNAUDITED)*     1997       1996       1995      1994*       1993       1992       1991
                                    ------------   --------   --------   --------   --------   --------   --------   --------
CLASS A+
Per Share Operating Performance:
Net asset value, beginning of
 year..............................   $  21.01     $  20.77   $  19.07   $  17.69   $  17.17   $  17.12   $  14.13   $  11.89
                                      --------     --------   --------   --------   --------   --------   --------   --------
Net investment income (loss).......      (0.14)       (0.20)      0.03       0.24       0.04      (0.21)     (0.11)      0.01
Net realized and unrealized gain
 (loss) on investments.............       2.65         3.00       2.96       3.93       2.55       1.56       4.54       2.28
                                      --------     --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 asset value resulting from
 investment operations.............       2.51         2.80       2.99       4.17       2.59       1.35       4.43       2.29
                                      --------     --------   --------   --------   --------   --------   --------   --------
Distributions:
 Net investment income.............         --           --         --      (0.21)     (0.02)        --         --      (0.01)
 Net realized gain on
   investments.....................         --        (2.56)     (1.29)     (2.58)     (2.05)     (1.30)     (1.44)     (0.04)
                                      --------     --------   --------   --------   --------   --------   --------   --------
       Total distributions.........         --        (2.56)     (1.29)     (2.79)     (2.07)     (1.30)     (1.44)     (0.05)
                                      --------     --------   --------   --------   --------   --------   --------   --------
Net asset value, end of year.......   $  23.52     $  21.01   $  20.77   $  19.07   $  17.69   $  17.17   $  17.12   $  14.13
                                      ========     ========   ========   ========   ========   ========   ========   ========
       Total investment return
        (a)(c).....................      11.95%       14.05%     15.65%     23.23%     15.69%       8.3%      31.7%      19.3%
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................   $238,024     $255,674   $343,427   $396,291   $196,937   $116,468   $166,712   $ 88,041
Ratio of net investment income
 (loss) to average net assets:
 With expense reductions and
   reimbursement by INVESCO (NY),
   Inc.(b).........................      (1.20)%      (0.90)%     0.12%      1.24%      0.17%      (0.7)%     (1.1)%      0.0%
 Without expense reductions and
   reimbursement by INVESCO (NY),
   Inc.(b).........................      (1.21)%      (1.01)%     0.07%       N/A        N/A        N/A        N/A        N/A
Ratio of operating expenses to
 average net assets:
 With expense reductions and
   reimbursement by INVESCO (NY),
   Inc.(b).........................       1.59%        1.37%      1.36%      1.46%      1.58%       1.6%       1.8%       1.7%
 Without expense reductions and
   reimbursement by INVESCO (NY),
   Inc.(b).........................       1.60%        1.48%      1.41%        --%(d)     --%(d)     --%(d)     --%(d)     --%(d)
Portfolio turnover rate (b)++......        171%         190%       253%        71%       102%        92%       114%       156%
Average commission rate per share
 paid on portfolio
 transactions++....................        N/A     $ 0.0574   $ 0.0536        N/A        N/A        N/A        N/A        N/A


                                      YEAR ENDED DECEMBER 31,
                                     --------------------------
                                       1990      1989     1988
                                     --------   ------   ------
CLASS A+
Per Share Operating Performance:
Net asset value, beginning of
 year..............................  $  12.84   $ 8.76   $ 8.56
                                     --------   ------   ------
Net investment income (loss).......     (0.01)    0.10**  (0.40)
Net realized and unrealized gain
 (loss) on investments.............     (0.94)    4.65     1.35
                                     --------   ------   ------
Net increase (decrease) in net
 asset value resulting from
 investment operations.............     (0.95)    4.75     0.95
                                     --------   ------   ------
Distributions:
 Net investment income.............        --    (0.10)      --
 Net realized gain on
   investments.....................        --    (0.57)   (0.75)
                                     --------   ------   ------
       Total distributions.........        --    (0.67)   (0.75)
                                     --------   ------   ------
Net asset value, end of year.......  $  11.89   $12.84   $ 8.76
                                     ========   ======   ======
       Total investment return
        (a)(c).....................      (7.4)%   54.8%    11.1%
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $ 65,413   $9,930   $1,548
Ratio of net investment income
 (loss) to average net assets:
 With expense reductions and
   reimbursement by INVESCO (NY),
   Inc.(b).........................      (0.1)%    1.2%**   (4.7)%
 Without expense reductions and
   reimbursement by INVESCO (NY),
   Inc.(b).........................       N/A      N/A      N/A
Ratio of operating expenses to
 average net assets:
 With expense reductions and
   reimbursement by INVESCO (NY),
   Inc.(b).........................       2.0%     1.9%**    5.1%
 Without expense reductions and
   reimbursement by INVESCO (NY),          --%      --%
   Inc.(b).........................          (d)       (d)     --%(d)
Portfolio turnover rate (b)++......       145%     133%     184%
Average commission rate per share
 paid on portfolio
 transactions++....................       N/A      N/A      N/A


---------------


  + Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.



 ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



  * The selected per share data were calculated based upon average shares outstanding during the period.



 **   Includes reimbursement by INVESCO (NY), Inc. (former sub-advisor to the
      Fund) operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.



(a)   Not annualized.



(b)   Annualized for periods less than one year.



(c)   Total investment return does not include sales charge.



(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.



N/A   Not Applicable.

                                                            SIX MONTHS
                                                              ENDED                                                    APRIL 1,
                                                             JUNE 30,             YEAR ENDED DECEMBER 31,              1993 TO
                                                               1998       ----------------------------------------   DECEMBER 31,
                                                           (UNAUDITED)*     1997       1996       1995      1994*        1993
                                                           ------------   --------   --------   --------   -------   ------------
CLASS B+
Per Share Operating Performance:
Net asset value, beginning of year.......................    $  20.31     $  20.28   $  18.77   $  17.50   $ 17.09      $15.90
                                                             --------     --------   --------   --------   -------      ------
Net investment income (loss).............................       (0.21)       (0.34)     (0.11)      0.10     (0.09)      (0.29)
Net realized and unrealized gain (loss) on investments...        2.56         2.93       2.91       3.87      2.55        2.78
                                                             --------     --------   --------   --------   -------      ------
Net increase (decrease) in net asset value resulting from
  investment operations..................................        2.35         2.59       2.80       3.97      2.46        2.49
                                                             --------     --------   --------   --------   -------      ------
Distributions:
  Net investment income..................................          --           --         --      (0.12)       --          --
  Net realized gain on investments.......................          --        (2.56)     (1.29)     (2.58)    (2.05)      (1.30)
                                                             --------     --------   --------   --------   -------      ------
        Total distributions..............................          --        (2.56)     (1.29)     (2.70)    (2.05)      (1.30)
                                                             --------     --------   --------   --------   -------      ------
Net asset value, end of year.............................    $  22.66     $  20.31   $  20.28   $  18.77   $ 17.50      $17.09
                                                             ========     ========   ========   ========   =======      ======
        Total investment return (a)(c)...................       11.57%(a)    13.35%     14.82%     22.42%    15.06%       16.1%
Ratios and supplemental data:
Net assets, end of period (in 000's).....................    $243,093     $255,468   $334,590   $348,435   $80,060      $1,982
Ratio of net investment income (loss) to average net
  assets:
  With expense reductions (b)............................       (1.85)%      (1.55)%    (0.53)%    0.59%     (0.48)%      (1.3)%
  Without expense reductions (b).........................       (1.86)%      (1.66)%    (0.58)%      N/A       N/A         N/A
Ratio of operating expenses to average net assets (b):
  With expense reductions (b)............................        2.24%        2.02%      2.01%      2.11%     2.23%        2.2%
  Without expense reductions (b).........................        2.25%        2.13%      2.06%        --%(d)    --%(d)      --%(d)
Portfolio turnover rate(b)++.............................         171%         190%       253%        71%      102%         92%
Average commission rate per share on portfolio
  transactions++.........................................         N/A     $ 0.0574   $ 0.0536        N/A       N/A         N/A


---------------


  + Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.



 ++ Portfolio turnover rate average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



  * The selected per share data were calculated based upon average shares outstanding during the period.



(a)   Not annualized.



(b)   Annualized for periods less than one year.



(c)   Total investment return does not include sales charge.



(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.



N/A   Not Applicable.


                                ---------------


                                                                         AVERAGE MONTHLY
                                                          AVERAGE           NUMBER OF
                                                       AMOUNT OF DEBT     REGISTRANT'S
                                      AMOUNT OF DEBT    OUTSTANDING          SHARES         AVERAGE AMOUNT OF
                                      OUTSTANDING AT     DURING THE        OUTSTANDING       DEBT PER SHARE
                                      END OF PERIOD        PERIOD       DURING THE PERIOD   DURING THE PERIOD
                                      --------------   --------------   -----------------   -----------------
Six months ended June 30, 1998......    $6,652,000       $3,118,762        22,924,919            $ 0.136
Year ended December 31 1997.........    $       --        1,961,956        27,020,126             0.0726



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.


  Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.


  A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such practices will have the effect of increasing that Fund's total return. The performance of each Fund will vary from time to time and past results are not necessarily representative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

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INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The investment objective of the Mid Cap Fund is long term growth of capital. There can be no assurance that the Fund will achieve its investment objective.



  INVESTMENT POLICIES. The Fund seeks its investment objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of U.S. mid cap companies. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund may also invest up to 35% of its total assets in the equity securities of (a) issuers domiciled in the United States that, at the time of purchase, have market capitalizations outside the range of market capitalizations of companies that are included in the Russell Mid Cap Index; and (b) issuers domiciled outside the United States, including
(i) issuers linked by tradition, economic markets, cultural similarities or geography to the United States; and (ii) issuers located elsewhere in the world that have operations in the United States or that stand to benefit from political or economic events in the United States. In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Euro bonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the United States. As of June 30, 1998, market capitalizations of companies comprising the Russell Mid Cap Index ranged from approximately $1.4 to $10.3 billion.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:


  For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.


  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In selecting securities for the Mid Cap Fund, AIM invests in equity securities judged by AIM to be undervalued relative to its appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. The primary emphasis of AIM's search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values."



  For purposes of this Prospectus, an issuer typically is considered as domiciled in the United States if it is (a) organized under the laws of, or has its principal office in, the United States or any state thereof or (b) normally derives 50% or more of its total revenues from business in the United States, provided that, in AIM's view, the value of such issuer's securities tends to reflect the United States development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in the United States and considered by AIM to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in the United States.



  AIM allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, AIM may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


  In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by AIM or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM will waive its advisory fee to the extent that the Fund invests in an Affiliated Fund.



  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.


  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll' borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Currency Strategies" herein and the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that AIM intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depositary Receipts" in the Statement of Additional Information.



  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.


  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

--------------------------------------------------------------------------------

RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and with interest rates.



  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on AIM's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


--------------------------------------------------------------------------------



MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board, See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Trust.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM as the investment manager of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM provides the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



  The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.725% on the first $500 million, 0.70% on the next $500 million, 0.675% on the next $500 million, and 0.65% on amounts thereafter. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.75% and 2.40% of the average daily net assets of such Fund's Class A and Class B shares, respectively.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administrative services agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives.



  AIM and its worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of its Houston office, AIM draws upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, New York, Portland (Oregon), San Francisco, Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, AIM employs a team approach, taking advantage of its investment resources around the world.


  The investment professional primarily responsible for the portfolio management of the Fund is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE               THE FUND                           PAST FIVE YEARS
     -----------         --------------------                   -------------------
Joel E. Dobberpuhl      Portfolio Manager        Portfolio Manager for the Fund since 1998. He is
  Houston               since 1998               Vice President of AIM Capital. He has been
                                                 associated with AIM and/or its subsidiaries since
                                                 1990 and has been an investment professional since
                                                 1989.
Paul J. Rasplicka       Portfolio Manager        Portfolio Manager for the Fund since 1998. He is
  Houston               since 1998               Vice President of AIM Capital. He has been
                                                 associated with AIM and/or its subsidiaries since
                                                 1998 and has been an investment professional since
                                                 1982. From 1994 to 1998, Mr. Rasplicka was Vice
                                                 President and portfolio manager for INVESCO Trust
                                                 Company, an affiliate of AIM. He was also Vice
                                                 President of Chase Investment Counsel from 1992 to
                                                 1994.



  With respect to the Fund, AIM utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build the various investment portfolios. AIM's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set AIM's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual members of AIM's investment team are assigned primary responsibility for the day-to-day management of the Fund, along with similarly managed accounts, it is reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.

  In placing orders for the Fund's portfolio transactions, AIM seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, AIM may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Company has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales semi-nars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.


  From time to time the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

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HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

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DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Principal Underwriter

A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


MCG-PRO-1

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS --Registered Trademark--


CLASS A AND CLASS B SHARES OF


AIM NEW PACIFIC GROWTH FUND

(A SERIES PORTFOLIO OF AIM GROWTH SERIES)


PROSPECTUS


SEPTEMBER 8, 1998



  This Prospectus contains information about AIM NEW PACIFIC GROWTH FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).



  This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http:// www.aimfunds.com.


  THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................    10
  Management...........................    11
  Organization of the Trust............    14


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND



  The Fund is a diversified series of the Trust.


  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.


  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of issuers domiciled in Pacific region countries other than Japan.



  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, " The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases." Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on a monthly basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.


  The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.



  The Fund invests a significant portion of its assets in equity securities of issuers in a particular region of the world. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs, See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases (as a % of offering
     price).................................................   5.50%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees.............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.97%     0.97%
  12b-1 distribution and service fees.......................   0.35%     1.00%
  Other expenses............................................   0.61%     0.61%
                                                               ----      ----
          Total Fund Operating Expenses.....................   1.93%     2.58%
                                                               ====      ====


(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds - Reductions in Initial Sales Charges."


(3) Expenses are based on the Fund's fiscal year ended December 31, 1997. AIM has voluntarily agreed to limit the Fund's expenses effective January 1, 1998 (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively, through May 31, 2000. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                       ------   -------   -------   -----------
Class A shares(1)....................................   $74      $113      $154        $270
Class B shares
  Assuming a complete redemption at end of
     period(2).......................................   $78      $113      $161        $278
  Assuming no redemption.............................   $26      $ 81      $139        $278



(1) Assumes payment of maximum sales charge by the investor.



(2) Assumes deduction of the applicable contingent deferred sales charge.



(3) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for Class A and Class B shares of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended June 30, 1998, are also included in Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Fund's independent certified public accountants for those periods.



                          AIM NEW PACIFIC GROWTH FUND


                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)


                                  SIX MONTHS
                                    ENDED
                                   JUNE 30,                              YEAR ENDED DECEMBER 31,
                                     1998       --------------------------------------------------------------------------
                                 (UNAUDITED)*    1997*      1996*      1995*       1994       1993       1992       1991
                                 ------------   --------   --------   --------   --------   --------   --------   --------
CLASS A+:
Per Share Operating Performance:
Net asset value, beginning of
 period.........................   $  6.48      $  13.12   $  12.47   $  12.10   $  15.86   $  10.31   $  11.30   $  10.57
                                   -------      --------   --------   --------   --------   --------   --------   --------
Net investment income (loss)....      0.03***       0.05       0.02       0.11       0.02      (0.03)      0.07       0.11
Net realized and unrealized gain
 (loss) on investments..........     (1.50)        (5.84)      2.44       0.79      (3.15)      6.23      (0.97)      1.25
                                   -------      --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 asset value resulting from
 investment operations..........     (1.47)        (5.79)      2.46       0.90      (3.13)      6.20      (0.90)      1.36
                                   -------      --------   --------   --------   --------   --------   --------   --------
Distributions:
 Net investment income..........        --         (0.03)        --      (0.10)     (0.01)        --      (0.06)     (0.08)
 Net realized gain on
   investments..................        --         (0.82)     (1.81)     (0.43)     (0.55)     (0.65)     (0.03)     (0.55)
 In excess of net realized gain
   on investments...............        --            --         --         --      (0.07)        --         --         --
                                   -------      --------   --------   --------   --------   --------   --------   --------
       Total distributions......        --         (0.85)     (1.81)     (0.53)     (0.63)     (0.65)     (0.09)     (0.63)
                                   -------      --------   --------   --------   --------   --------   --------   --------
Net asset value, end of
 period.........................   $  5.01      $   6.48   $  13.12   $  12.47   $  12.10   $  15.86   $  10.31   $  11.30
                                   =======      ========   ========   ========   ========   ========   ========   ========
Total investment return(a)(c)...    (22.69)%      (44.24)%    20.04%      7.45%    (19.73)%    60.61%     (7.96)%     13.1%
Ratio and supplemental data:
Net assets, end of period (in
 000's).........................   $86,769      $135,807   $361,244   $383,722   $404,680   $498,898   $281,418   $333,800
Ratio of net investment income
 (loss) to average net assets:
 With expense reductions(b).....      1.21%         0.41%      0.17%      0.91%      0.11%      (0.3)%      0.6%       1.0%
 Without expense
   reductions(b)................      0.75%         0.14%      0.04%      0.86%       N/A        N/A        N/A        N/A
Ratio of operating expenses to
 average net assets:
 With expense reductions(b).....      1.92%         1.66%      1.86%      1.89%      1.81%       1.9%       2.0%       2.0%
 Without expense
   reductions(b)................      2.38%         1.93%      1.99%      1.94%        --%(d)     --%(d)     --%(d)     --%(d)
Ratio of interest expense to
 average net assets++...........      0.09%(b)       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Portfolio turnover rate(b)++....        92%           80%        93%        63%        87%       117%        72%        85%
Average commission rate per
 share paid on portfolio
 transactions++.................       N/A      $ 0.0066   $ 0.0032        N/A        N/A        N/A        N/A        N/A


                                     YEAR ENDED DECEMBER 31,
                                  -----------------------------
                                    1990      1989**     1988
                                  --------   --------   -------
CLASS A+:
Per Share Operating Performance:
Net asset value, beginning of
 period.........................  $  12.61   $   8.74   $  7.25
                                  --------   --------   -------
Net investment income (loss)....      0.13      (0.01)     0.01
Net realized and unrealized gain
 (loss) on investments..........     (1.51)      4.21      1.66
                                  --------   --------   -------
Net increase (decrease) in net
 asset value resulting from
 investment operations..........     (1.38)      4.20      1.67
                                  --------   --------   -------
Distributions:
 Net investment income..........     (0.12)        --        --
 Net realized gain on
   investments..................     (0.54)     (0.33)    (0.18)
 In excess of net realized gain
   on investments...............        --         --        --
                                  --------   --------   -------
       Total distributions......     (0.66)     (0.33)    (0.18)
                                  --------   --------   -------
Net asset value, end of
 period.........................  $  10.57   $  12.61   $  8.74
                                  ========   ========   =======
Total investment return(a)(c)...     (11.0)%    48.1%     23.2%
Ratio and supplemental data:
Net assets, end of period (in
 000's).........................  $234,793   $170,071   $56,342
Ratio of net investment income
 (loss) to average net assets:
 With expense reductions(b).....       1.1%      (0.1)%     0.0%
 Without expense
   reductions(b)................       N/A        N/A       N/A
Ratio of operating expenses to
 average net assets:
 With expense reductions(b).....       2.1%       2.0%      2.2%
 Without expense
   reductions(b)................        --%(d)     --%(d)    --%(d)
Ratio of interest expense to
 average net assets++...........       N/A        N/A       N/A
Portfolio turnover rate(b)++....        75%        70%      107%
Average commission rate per
 share paid on portfolio
 transactions++.................       N/A        N/A       N/A


---------------


  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.



 ++ Portfolio turnover rate, average commission rate and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



  * The selected per share data were calculated based upon average shares outstanding during the period.



 ** The per share data reflects a 2 for 1 stock split effective August 14, 1989.



***   Includes reimbursement of Fund operating expenses per share of $0.01.



(a)   Not annualized.



(b)   Annualized for periods less than one year.



(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.



(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.



N/A   Not Applicable.

                                                    SIX MONTHS
                                                      ENDED                                                        APRIL 1,
                                                     JUNE 30,                YEAR ENDED DECEMBER 31,               1993 TO
                                                       1998        -------------------------------------------   DECEMBER 31,
                     CLASS B+                      (UNAUDITED)*     1997*      1996*       1995*        1994         1993
                     --------                      ------------    -------    --------    --------    --------   ------------
Net asset value, beginning of period..............   $  6.28       $ 12.80    $  12.29    $  11.96    $  15.79     $ 11.27
                                                     -------       -------    --------    --------    --------     -------
Net investment income (loss)......................      0.02**       (0.03)      (0.06)       0.03       (0.06)      (0.10)
Net realized and unrealized gain (loss) on
  investments.....................................     (1.46)        (5.67)       2.38        0.75       (3.15)       5.27
                                                     -------       -------    --------    --------    --------     -------
Net increase (decrease) in net asset value
  resulting from investment operations............     (1.44)        (5.70)       2.32        0.78       (3.21)       5.17
                                                     -------       -------    --------    --------    --------     -------
Distributions:
  Net investment income...........................        --            --          --       (0.02)         --          --
  Net realized gain on investments and foreign
    currency......................................        --         (0.82)      (1.81)      (0.43)      (0.55)      (0.65)
  In excess of net realized gain on investments...        --            --          --          --       (0.07)         --
                                                     -------       -------    --------    --------    --------     -------
        Total distributions.......................        --         (0.82)      (1.81)      (0.45)      (0.62)      (0.65)
                                                     -------       -------    --------    --------    --------     -------
Net asset value, end of period....................   $  4.84       $  6.28    $  12.80    $  12.29    $  11.96     $ 15.79
                                                     =======       =======    ========    ========    ========     =======
        Total investment return(a)(c).............    (22.77)%      (44.65)%     19.28%       6.54%     (20.30)%     46.30%
Ratio and supplemental data:
Net assets, end of period (in 000's)..............   $36,779       $55,820    $151,805    $130,887    $120,171     $72,122
Ratio of net investment income (loss) to average
  net assets:
  With expense reductions and reimbursements(b)...      0.56%        (0.24)%     (0.48)%      0.26%      (0.54)%      (0.9)%
  Without expense reductions and
    reimbursements(b).............................      0.10%        (0.51)%     (0.61)%      0.21%        N/A         N/A
Ratio of operating expenses to average net assets:
  With expense reductions and reimbursements(b)...      2.57%         2.31%       2.51%       2.54%       2.46%        2.5%
  Without expense reductions and
    reimbursements(b).............................      3.03%         2.58%       2.64%       2.59%        N/A         N/A
Ratio of interest expenses to average net
  assets++........................................      0.09%          N/A         N/A         N/A         N/A         N/A
Portfolio turnover rate++(b)......................        92%           80%         93%         63%         87%        117%
Average commission rate per share paid on
  portfolio transactions++........................       N/A       $0.0066    $ 0.0032         N/A         N/A         N/A


---------------


  +   Commencing April 1, 1993, the Fund began offering Class B shares.



 ++ Portfolio turnover rate, average commission rate and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



  * The selected per share data were calculated based upon average shares outstanding during the period.



**    Includes reimbursement of Fund operating expenses per share of $0.01.



(a)   Not annualized.



(b)   Annualized for periods less than one year.



(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.



N/A   Not Applicable.

                                ---------------


                                                                      AVERAGE MONTHLY
                                                                         NUMBER OF
                                                      AVERAGE          REGISTRANT'S
                                AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES         AVERAGE AMOUNT OF
                                OUTSTANDING AT      OUTSTANDING         OUTSTANDING       DEBT PER SHARE
          YEAR ENDED            END OF PERIOD    DURING THE PERIOD   DURING THE PERIOD   DURING THE PERIOD
          ----------            --------------   -----------------   -----------------   -----------------
Six months ended June 30,
  1998........................       $--            $1,080,208          30,379,121            $ 0.036
December 31, 1997.............       $--            $3,020,567          33,807,469            $0.0893



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------



INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital. The Fund seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. Countries in which the Fund may invest include: Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand (collectively, the "Primary Investment Area").



  INVESTMENT POLICIES. Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area. There can be no assurance that the Fund will achieve its investment objective.


  The Fund is a regional fund for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets.

  The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.


  The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of the Fund. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-advisor to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In managing the Fund, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-advisor further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-advisor intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.



  For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-advisor's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



  The Sub-advisor allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



  In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.


  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.

  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.



  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Contracts" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts "ADRs" or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depositary Receipts" in the Statement of Additional Information.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

--------------------------------------------------------------------------------


RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

  FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


  INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.


  Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Fund could lose its entire investment in that market.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

  Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.

  In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.

  The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e). During the period commencing from the Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

  CONCENTRATION. The Fund invests a significant portion of its assets in a particular region of the world. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

  PACIFIC REGION COUNTRIES. The Fund invests primarily in equity securities of issuers located in Pacific region countries other than Japan. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.

  In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, the Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong, if any. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.


  OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Fund is authorized to enter into options, futures and forward currency transactions,it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


--------------------------------------------------------------------------------



MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Fund.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.

  The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-


advisor, AIM Distributors or other agents. Effective January 1, 1998, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                         RESPONSIBILITIES FOR                       BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                               PAST FIVE YEARS
-----------              --------------------                       -------------------
Anna Tong               Portfolio Manager        Portfolio Manager for the Sub-advisor since June 1998 and
  Hong Kong             since 1998               a Managing Director and Chief Investment Officer for
                                                 INVESCO Asia Ltd. (Hong Kong) ("INVESCO Asia") since
                                                 April 1997. Managing Director for INVESCO International
                                                 (FE) Ltd. (Hong Kong) and a Director of INVESCO
                                                 Investment Management (HK) Ltd. (Hong Kong) since March
                                                 1985. INVESCO Asia, INVESCO International (FE) Ltd. and
                                                 INVESCO Investment Management (HK) Ltd. are affiliates of
                                                 the Sub-advisor.
Sammy Lau               Portfolio Manager        Portfolio Manager for the Sub-advisor since June 1998 and
  Hong Kong             since 1998               a Director of INVESCO Asia since January 1996. Associate
                                                 Director of INVESCO Asia from December 1994 to January
                                                 1996. Associate at J.P. Morgan (Hong Kong) from November
                                                 1993 to November 1994.



  In placing orders for the Fund's portfolio securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of

AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.

  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.


--------------------------------------------------------------------------------



ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of "G.T. Global Growth Series," a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust. From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

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TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

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HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

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DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


NPG-PRO-1

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF



AIM SMALL CAP GROWTH FUND


(A SERIES PORTFOLIO OF AIM GROWTH SERIES)

PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM SMALL CAP GROWTH FUND, formerly AIM Small Cap Equity Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company.



The Fund is a diversified portfolio which seeks long-term capital appreciation by investing all of its investable assets in the Small Cap Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have a market capitalization less than that of the largest company in the Russell 2000--Registered Trademark-- Index ("U.S. small cap companies").


The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     9
  Management...........................    10
  Organization of the Trust and the
     Portfolio.........................    12
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1
  How to Purchase Shares...............   A-1



                                         PAGE
                                         ----
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND AND THE PORTFOLIO


  The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Growth Portfolio. The Fund seeks long-term capital appreciation. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of U.S. small cap companies.


  INVESTMENT MANAGERS. The Portfolio is managed by A I M Advisors, Inc. ("AIM"). AIM and its worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, " The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities.


  The Portfolio may engage in certain options and futures transactions to attempt to hedge against the overall level of investment risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program' and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):


                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases (as a % of offering
     price).................................................   5.50%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees.............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.73%     0.73%
  12b-1 distribution and service fees.......................   0.35%     1.00%
  Other expenses (after reimbursements).....................   0.67%     0.67%
                                                               ----      ----
          Total Fund Operating Expenses.....................   1.75%     2.40%
                                                               ====      ====



(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2)Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds - Reductions in Initial Sales Charges."


(3)Expenses are based on the Fund's fiscal year ended December 31, 1997. AIM has voluntarily agreed to limit the Fund's expenses effective January 1, 1998 (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively, through May 31, 2000. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities being held by the Portfolio.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                     ------   -------   -------   -----------
Class A shares(1)..................................   $72      $108      $145        $251
Class B shares:
  Assuming a complete redemption at end of
     period(2).....................................   $76      $108      $152        $260
  Assuming no redemption...........................   $25      $ 76      $129        $260



(1)Assumes payment of maximum sales charge by the investor.



(2)Assumes deduction of the applicable contingent deferred sales charge.



(3)For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S OR THE PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for Class A and Class B shares of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended December 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended June 30, 1998, are also included in the Statement of Additional Information.



                           AIM SMALL CAP GROWTH FUND


 (FORMERLY AIM SMALL CAP EQUITY FUND AND PRIOR TO THAT GT GLOBAL AMERICA SMALL
                                CAP GROWTH FUND)


                                                      CLASS A                                      CLASS B
                                ---------------------------------------------------   ---------------------------------
                                SIX MONTHS                          OCT. 18, 1995     SIX MONTHS
                                   ENDED          YEAR ENDED        (COMMENCEMENT        ENDED          YEAR ENDED
                                 JUNE 30,          DEC. 31,         OF OPERATIONS)     JUNE 30,          DEC. 31,
                                   1998       ------------------       THROUGH           1998       -------------------
                                (UNAUDITED)   1997(D)    1996(D)   DEC. 31, 1995(D)   (UNAUDITED)   1997(D)     1996(D)
                                -----------   -------    -------   ----------------   -----------   -------     -------
Per Share Operating
  Performance:
  Net asset value, beginning of
    year.......................   $ 14.27     $12.52     $11.80         $ 11.43         $ 14.06     $12.42      $11.78
                                  -------     -------    -------        -------         -------     -------     -------
  Net investment income
    (loss).....................     (0.11)****  (0.18)***  (0.05)**         0.04*         (0.17)****  (0.26)***  (0.14)**
  Net realized and unrealized
    gain (loss) on
    investments................      2.74       2.20       1.69            0.33            2.69       2.17        1.70
                                  -------     -------    -------        -------         -------     -------     -------
  Net increase (decrease) in
    net asset value resulting
    from investment
    operations.................      2.63       2.02       1.64            0.37            2.52       1.91        1.56
                                  -------     -------    -------        -------         -------     -------     -------
Distributions to shareholders:
  From net realized gain on
    investments                        --      (0.27)     (0.92)             --              --      (0.27)      (0.92)
                                  -------     -------    -------        -------         -------     -------     -------
        Total distributions....        --      (0.27)     (0.92)             --              --      (0.27)      (0.92)
                                  -------     -------    -------        -------         -------     -------     -------
Net asset value, end of year...   $ 16.90     $14.27     $12.52         $ 11.80         $ 16.58     $14.06      $12.42
                                  =======     =======    =======        =======         =======     =======     =======
Total investment
  return(a)(c).................     18.43%     16.23%     13.81%           3.24%          17.99%     15.47%      13.14%
Ratios and supplemental data:
  Net assets, end of period (in
    000's).....................   $12,620     $10,896    $8,448         $ 1,931         $20,177     $21,222     $10,694
Ratio of net investment income
  (loss) to average net assets:
  With reimbursement by INVESCO
    (NY), Inc.(b)..............     (1.47)%    (1.40)%    (0.38)%          1.68%          (2.12)%    (2.05)%     (1.03)%
  Without reimbursement by
    INVESCO (NY), Inc.(b)......     (1.93)%    (2.00)%    (1.47)%      (20.52)%           (2.58)%    (2.65)%     (2.12)%
Ratio of operating expenses to
  average net assets:
  With reimbursement by INVESCO
    (NY), Inc.(b)..............      1.74%      1.92%      2.00%           2.00%           2.39%      2.57%       2.65%
  Without reimbursement by
    INVESCO (NY), Inc.(b)......      2.20%      2.52%      3.09%          24.20%           2.85%      3.17%       3.74%
Ratio of interest expense to
  average net assets+(b).......      0.02%       N/A        N/A             N/A            0.02%       N/A         N/A
Portfolio turnover rate(b)+....       208%       233%       150%            N/A             208%       233%        150%
Average commission rate per
  share paid on portfolio
  transactions+................       N/A     $0.0517    $0.0489            N/A             N/A     $0.0517     $0.0489

                                     CLASS B
                                 ----------------
                                  OCT. 18, 1995
                                  (COMMENCEMENT
                                  OF OPERATIONS)
                                     THROUGH
                                 DEC. 31, 1995(D)
                                 ----------------
Per Share Operating
  Performance:
  Net asset value, beginning of
    year.......................       $ 11.43
                                      -------
  Net investment income
    (loss).....................          0.02*
  Net realized and unrealized
    gain (loss) on
    investments................          0.33
                                      -------
  Net increase (decrease) in
    net asset value resulting
    from investment
    operations.................          0.35
                                      -------
Distributions to shareholders:
  From net realized gain on
    investments                            --
                                      -------
        Total distributions....            --
                                      -------
Net asset value, end of year...       $ 11.78
                                      =======
Total investment
  return(a)(c).................          3.06%
Ratios and supplemental data:
  Net assets, end of period (in
    000's).....................       $ 2,024
Ratio of net investment income
  (loss) to average net assets:
  With reimbursement by INVESCO
    (NY), Inc.(b)..............          1.03%
  Without reimbursement by
    INVESCO (NY), Inc.(b)......        (21.17)%
Ratio of operating expenses to
  average net assets:
  With reimbursement by INVESCO
    (NY), Inc.(b)..............          2.65%
  Without reimbursement by
    INVESCO (NY), Inc.(b)......         24.85%
Ratio of interest expense to
  average net assets+(b).......           N/A
Portfolio turnover rate(b)+....           N/A
Average commission rate per
  share paid on portfolio
  transactions+................           N/A


---------------

              *
      Before reimbursement by INVESCO (NY), Inc. (former sub-advisor to the Portfolio) the net investment loss per share would have been $(0.47) and $(0.49) for Class A and Class B shares, respectively, from October 18, 1995 to December 31, 1995.



             **
      Before reimbursement by INVESCO (NY), Inc. (former sub-advisor to the Portfolio) the net investment loss per share would have been $(0.19) and $(0.28) for Class A and Class B shares, respectively, for the year ended December 31, 1996.



  *** Before reimbursement by INVESCO (NY), Inc. (former sub-advisor to the
      Portfolio) the net investment loss per share would have been $(0.25) and $(0.33) for Class A and Class B shares, respectively, for the year ended December 31, 1997.



 **** Before reimbursement by INVESCO (NY), Inc. (former sub-advisor to the
      Portfolio) the net investment loss per share would have been $(0.15) and $(0.21) for Class A and Class B, respectively, for the six months ended June 30, 1998.



              +
      Portfolio turnover rate, average commission rate paid on portfolio transactions and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.



  (a) Not annualized.



  (b) Annualized for periods less than one year.



  (c) Total investment return does not include sales charges.



  (d) The selected per share data were calculated based upon average shares outstanding during the period.

                                ---------------


                                                                                             AVERAGE MONTHLY
                                                                                                NUMBER OF
                                                                             AVERAGE          REGISTRANT'S
                                                       AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES         AVERAGE AMOUNT OF
                                                       OUTSTANDING AT      OUTSTANDING         OUTSTANDING       DEBT PER SHARE
YEAR ENDED                                             END OF PERIOD    DURING THE PERIOD   DURING THE PERIOD   DURING THE PERIOD
----------                                             --------------   -----------------   -----------------   -----------------
Six months ended June 30, 1998.......................      $   --            $56,260            2,177,802            $ 0.026
December 31, 1997....................................      $   --            $ 1,945            1,911,865            $0.0010



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The investment objective of the Fund is long term capital appreciation. The Fund seeks its investment objective by investing all of its investable assets in the Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of U.S. small cap companies. The remainder of the Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than the largest company in the Russell 2000 Index and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of issuers domiciled in the United States. As of June 30, 1998, the largest company in the Russell 2000 Index had a market capitalization of approximately $1.4 billion. The Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. There can be no assurance that the Fund or the Portfolio will achieve its investment objective.



  INVESTMENT POLICIES. The debt obligations that the Portfolio may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolio will limit its purchases of debt securities to investment grade obligations, as defined above.


  For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.


CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Portfolio may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In selecting securities for the Portfolio, AIM invests in a diversified portfolio of equity securities that are considered by AIM to have strong earnings momentum or demonstrate other potential for capital appreciation. Any income realized by the Portfolio will be incidental and will not be an important criterion in the selection of portfolio securities. The Portfolio will utilize to the extent practicable a fully-managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM. AIM reviews carefully the earnings history and prospects for growth of each company considered for investment by the Portfolio. It is expected that the Portfolio, when fully invested, will generally be comprised of companies that AIM believes are currently experiencing a greater than anticipated increase in earnings.



  For purposes of this Prospectus, an issuer typically is considered as domiciled in the United States if it is (a) organized under the laws of, or has its principal office in, the United States or (b) normally derives 50% or more of its total revenues from business in the United States, provided that, in AIM's view, the value of such issuer's securities tends to reflect developments in the United States to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in the United States and considered by AIM to be located in the United States may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in the United States.



  AIM allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, AIM may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Portfolio may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Portfolio may hold U.S. dollars and/or may invest any portion of its assets in high quality domestic debt securities or high quality money market instruments. To the extent the Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


  In addition, the Portfolio may hold U.S. dollars and may invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of Fund shares, or to meet its ordinary daily cash needs. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by AIM or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM will waive its advisory fee to the extent that the Portfolio invests in an Affiliated Fund.



  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of the Fund's shares than would be the case if the Portfolio did not borrow.


  A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable and letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

  OPTIONS AND FUTURES TRANSACTIONS. The Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with its portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options and Futures Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.



  In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that AIM intends to include in the Portfolio's holdings. The Portfolio also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.


  Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  AMERICAN DEPOSITARY RECEIPTS. The Portfolio may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depositary Receipts" in the Statement of Additional Information.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval. The investment policies of the Fund are identical to the investment policies of the Portfolio.

  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.

  OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.


  The Fund may redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the direct retention by the Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.


  In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.

  The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns, and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.

--------------------------------------------------------------------------------

RISK FACTORS


  GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Portfolio will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and with interest rates.


  SMALL CAP COMPANIES. The Portfolio invests primarily in equity securities of U.S. small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded, and the Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.


  OPTIONS AND FUTURES TRANSACTIONS. Although the Portfolio is authorized to enter into options and futures transactions, the Portfolio might not enter into any such transactions. Options and futures transactions involve certain risks, which include: (1) dependence on AIM's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates; (2) imperfect correlation, or even no correlation, between movements in the price of options, futures contracts or options thereon and movements in the price of the security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

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MANAGEMENT


  The Trust's and the Portfolio's Boards of Trustees have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Trust's and Portfolio's Boards of Trustees have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administrative services agreement with AIM, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.

  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM as the investment managers of the Portfolio include, but are not limited to, determining the composition of the investment holdings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM provides the following administrative services to the Fund and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's and the Portfolio's operations.



  The Fund pays AIM administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of the Fund's average daily net assets. The Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to AIM. The Portfolio pays AIM such fees, computed daily and paid monthly, based on the average daily net assets of the Portfolio, at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million and 0.40% on all amounts thereafter. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund and Portfolio pay all expenses not assumed by AIM, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives.



  AIM and its worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston office, AIM draws upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, New York, Portland (Oregon), San Francisco, Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, AIM employs a team approach, taking advantage of its investment resources around the world.


  The investment professional primarily responsible for the portfolio management of the Portfolio is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
NAME/OFFICE                 THE PORTFOLIO                         PAST FIVE YEARS
-----------              --------------------                   -------------------
Robert M. Kippes        Portfolio Manager        Portfolio Manager for the Portfolio since 1998. He
Houston                 since 1998               has been associated with AIM and/or its
                                                 subsidiaries since he began working as an
                                                 investment professional in 1989.
Paul J. Rasplicka       Portfolio Manager        Portfolio Manager for the Portfolio since 1998. He
Houston                 since 1998               is Vice President of AIM Capital. He has been
                                                 associated with AIM and/or its subsidiaries since
                                                 1998 and has been an investment professional since
                                                 1982. From 1994 to 1998, Mr. Rasplicka was Vice
                                                 President and portfolio manager for INVESCO Trust
                                                 Company, an affiliate of AIM. He was also Vice
                                                 President of Chase Investment Counsel from 1992 to
                                                 1994.



  With respect to the Portfolio AIM utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build various investment portfolios. AIM's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set AIM's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual member(s) of AIM's investment team are assigned primary responsibility for the day-to-day management of the Portfolio, along with similarly managed accounts, the Portfolio is reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.



  In placing orders for the Portfolio's portfolio securities transactions, AIM seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, AIM may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Portfolio may be executed through affiliates of AIM. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Portfolio will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of

AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Company has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.

  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST AND THE PORTFOLIO



  ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series portfolios of the Trust.


  From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Growth Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, Growth Portfolio's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust, to the Fund and to the Portfolio.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

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TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

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HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

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DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Principal Underwriter

A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


SCE-PRO-1

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF


AIM WORLDWIDE GROWTH FUND

(A SERIES PORTFOLIO OF AIM GROWTH SERIES)

PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM WORLDWIDE GROWTH FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled anywhere in the world.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................    10
  Management...........................    12
  Organization of the Trust............    14



                                         PAGE
                                         ----


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
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THE FUND


  The Fund is a diversified series of the Trust.

  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES. -- Shares are offered at net asset value plus any applicable sales charge.

  CLASS B SHARES. -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more benefi cial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases." Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. The Fund may invest a significant portion of its assets in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the Fund's net asset value, earnings and gains and losses realized on sales of securities.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

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TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A     CLASS B
                                                              -------     -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases (as a % of offering
     price).................................................   5.50%       None
  Sales charges on reinvested distributions to
     shareholders...........................................   None        None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None        5.00%
  Redemption charges........................................   None        None
  Exchange fees.............................................   None        None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.98%       0.98%
  12b-1 distribution and service fees.......................   0.35%       1.00%
  Other expenses............................................   0.49%       0.49%
                                                               ----        ----
          Total Fund Operating Expenses.....................   1.82%       2.47%
                                                               ====        ====


(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3) Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. AIM has voluntarily agreed to limit the Fund's expenses effective January 1, 1998 (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rates of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares respectively through May 31, 2000.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                    1 YEAR   3 YEARS   5 YEARS   10 Years(3)
                                                    ------   -------   -------   -----------
Class A shares(1).................................   $73      $110      $149        $258
Class B shares
  Assuming a complete redemption at end of
     period(2)....................................   $77      $110      $156        $267
  Assuming no redemption..........................   $25      $ 78      $133        $267



(1) Assumes payment of maximum sales charge by the investor.



(2) Assumes deduction of the applicable contingent deferred sales charge.



(3) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.


  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

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FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1997 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon appear in the Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Fund's independent certified public accountants for those periods.



                           AIM WORLDWIDE GROWTH FUND


                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)


                             SIX MONTHS
                               ENDED
                              JUNE 30,                               YEAR ENDED DECEMBER 31,
                                1998        --------------------------------------------------------------------------
                            (UNAUDITED)*      1997      1996*      1995*       1994      1993*       1992       1991
                           --------------   --------   --------   --------   --------   --------   --------   --------
CLASS A+
Per Share Operating
 Performance:
 Net asset value,
   beginning of period...     $ 14.26       $  16.71   $  16.82   $  15.53   $  17.47   $  14.47   $  14.07   $  11.83
                              -------       --------   --------   --------   --------   --------   --------   --------
 Net investment income
   (loss)................        0.02           0.05       0.03         --         --       0.04       0.07       0.10
 Net realized and
   unrealized gain (loss)
   on investments........        1.66           1.55       1.79       1.74      (1.16)      3.92       0.39       2.29
                              -------       --------   --------   --------   --------   --------   --------   --------
 Net increase (decrease)
   in net asset value
   resulting from
   investment
   operations............        1.68           1.60       1.82       1.74      (1.16)      3.96       0.46       2.39
                              -------       --------   --------   --------   --------   --------   --------   --------
Distributions:
 Net investment income...          --          (0.02)        --         --         --         --         --      (0.15)
 Net realized gain on
   investments...........          --          (4.03)     (1.93)     (0.45)     (0.78)     (0.96)     (0.06)        --
                              -------       --------   --------   --------   --------   --------   --------   --------
    Total
      distributions......          --          (4.05)     (1.93)     (0.45)     (0.78)     (0.96)     (0.06)     (0.15)
                              -------       --------   --------   --------   --------   --------   --------   --------
Net asset value, end of
 period..................     $ 15.94       $  14.26   $  16.71   $  16.82   $  15.53   $  17.47   $  14.47   $  14.07
                              =======       ========   ========   ========   ========   ========   ========   ========
    Total investment
      return(a)(c).......       11.78%         10.00%     10.92%     11.23%     (6.65)%     27.6%       3.3%      20.3%
Ratios and supplemental
 data:
 Net assets, end of
   period (in 000's).....     $95,789       $103,769   $125,556   $145,982   $182,467   $193,997   $141,310   $126,868
Ratio of net investment
 income (loss) to average
 net assets:
 With expense
   reductions(b).........        0.28%          0.32%      0.14%     (0.06)%    (0.01)%      0.9%       0.5%       0.8%
 Without expense
   reductions(b).........        0.28%          0.23%      0.06%     (0.12)%    (0.04)%      N/A        N/A        N/A
Ratio of operating
 expenses to average net
 assets:
 With expense
   reductions(b).........        1.87%          1.73%      1.72%      1.87%      1.81%       1.9%       2.1%       2.0%
 Without expense
   reductions(b).........        1.87%          1.82%      1.80%      1.93%      1.84%        --%(d)     --%(d)     --%(d)
Portfolio turnover
 rate(b)++...............          34%            92%        80%       113%        86%        92%        95%       122%
Average commission rate
 per share paid on
 portfolio
 transactions++..........         N/A       $ 0.0288   $ 0.0263        N/A        N/A        N/A        N/A        N/A


                             YEAR ENDED DECEMBER 31,
                           ----------------------------
                             1990      1989      1988
                           --------   -------   -------
CLASS A+
Per Share Operating
 Performance:
 Net asset value,
   beginning of period...  $  13.63   $ 10.18   $  8.84
                           --------   -------   -------
 Net investment income
   (loss)................      0.11     (0.01)     0.02
 Net realized and
   unrealized gain (loss)
   on investments........     (1.82)     3.82      1.42
                           --------   -------   -------
 Net increase (decrease)
   in net asset value
   resulting from
   investment
   operations............     (1.71)     3.81      1.44
                           --------   -------   -------
Distributions:
 Net investment income...     (0.09)       --        --
 Net realized gain on
   investments...........        --     (0.36)    (0.10)
                           --------   -------   -------
    Total
      distributions......     (0.09)    (0.36)    (0.10)
                           --------   -------   -------
Net asset value, end of
 period..................  $  11.83   $ 13.63   $ 10.18
                           ========   =======   =======
    Total investment
      return(a)(c).......     (12.5)%    37.6%     16.3%
Ratios and supplemental
 data:
 Net assets, end of
   period (in 000's).....  $ 85,894   $38,263   $11,673
Ratio of net investment
 income (loss) to average
 net assets:
 With expense
   reductions(b).........       0.7%     (0.1)%     0.2%
 Without expense
   reductions(b).........       N/A       N/A       N/A
Ratio of operating
 expenses to average net
 assets:
 With expense
   reductions(b).........       2.1%      2.0%      2.0%
 Without expense
   reductions(b).........        --%(d)    --%       --%
Portfolio turnover
 rate(b)++...............       107%       91%      181%
Average commission rate
 per share paid on
 portfolio
 transactions++..........       N/A       N/A       N/A


---------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.


 ++ Portfolio turnover rate average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


  * The selected per share data were calculated based upon average shares outstanding during the period.


 (a)  Not annualized.


 (b)  Annualized for periods less than one year.


 (c)  Total investment return does not include sales charges.


 (d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A   Not Applicable.

                                                       SIX MONTHS
                                                          ENDED                                                  APRIL 1,
                                                        JUNE 30,              YEAR ENDED DECEMBER 31,            1993 TO
                                                          1998         -------------------------------------   DECEMBER 31,
                                                      (UNAUDITED)*      1997      1996*     1995*     1994        1993*
                                                      -------------    -------   -------   -------   -------   ------------
CLASS B+
Per Share Operating Performance:
Net asset value, beginning of period................     $ 13.64       $ 16.23   $ 16.50   $ 15.34   $ 17.39     $ 15.67
                                                         -------       -------   -------   -------   -------     -------
Net investment income (loss)........................       (0.03)        (0.05)    (0.09)    (0.12)    (0.11)      (0.04)
Net realized and unrealized gain (loss) on
  investments.......................................        1.58          1.49      1.75      1.73     (1.16)       2.72
                                                         -------       -------   -------   -------   -------     -------
Net increase (decrease) in net asset value resulting
  from investment operations........................        1.55          1.44      1.66      1.61     (1.27)       2.68
                                                         -------       -------   -------   -------   -------     -------
Distributions:
  Net investment income.............................          --            --        --        --        --          --
  Net realized gain on investments..................          --         (4.03)    (1.93)    (0.45)    (0.78)      (0.96)
                                                         -------       -------   -------   -------   -------     -------
        Total distributions.........................          --         (4.03)    (1.93)    (0.45)    (0.78)      (0.96)
                                                         -------       -------   -------   -------   -------     -------
Net asset value, end of period......................     $ 15.19       $ 13.64   $ 16.23   $ 16.50   $ 15.34     $ 17.39
                                                         =======       =======   =======   =======   =======     =======
Total investment return(a)(c).......................       11.45%         9.22%    10.16%    10.52%    (7.32)%      17.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)................     $41,963       $45,010   $52,089   $56,095   $52,567     $20,592
Ratio of net investment income (loss) to average net
  assets:
  With expense reductions(b)........................       (0.37)%       (0.33)%   (0.51)%   (0.71)%   (0.66)%      (0.4)%
  Without expense reductions(b).....................       (0.37)%       (0.42)%   (0.59)%   (0.77)%   (0.69)%       N/A
Ratio of operating expenses to average net assets:
  With expense reductions(b)........................        2.52%         2.38%     2.37%     2.52%     2.46%        2.5%
  Without expense reductions(b).....................        2.52%         2.47%     2.45%     2.58%     2.49%         --%(d)
Portfolio turnover rate(b)++........................          34%           92%       80%      113%       86%         92%
Average commission rate per share paid on portfolio
  transactions++....................................         N/A       $0.0288   $0.0263       N/A       N/A         N/A


---------------

  +   Commencing April 1, 1993, the Fund began offering Class B shares.


 ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


  * The selected per share data were calculated based upon average shares outstanding during the period.


 (a)  Not annualized.


 (b)  Annualized for periods less than one year.


 (c)  Total investment return does not include sales charges.


 (d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A   Not Applicable.



                                ---------------



                                                                      AVERAGE MONTHLY
                                                                         NUMBER OF
                                                      AVERAGE          REGISTRANT'S
                                AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES         AVERAGE AMOUNT OF
                                OUTSTANDING AT      OUTSTANDING         OUTSTANDING       DEBT PER SHARE
                                END OF PERIOD    DURING THE PERIOD   DURING THE PERIOD   DURING THE PERIOD
                                --------------   -----------------   -----------------   -----------------
Six months ended June 30,
  1998........................       $--              $35,277            9,850,011            $ 0.004
Year ended December 31,
  1997........................       $--              $21,918            9,622,077            $0.0023



  Average amount of debt outstanding during the period is computed on a daily basis.

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PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Funds. Further information regarding the Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such practices will have the effect of increasing that Fund's total return. The performance of each Fund will vary from time to time and past results are not necessarily representative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

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INVESTMENT PROGRAM



  INVESTMENT OBJECTIVES. The Fund seeks long-term growth of capital. It seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Area includes the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Columbia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Portugal, Singapore, Spain, South Africa, South Korea, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, United States and Venezuela. There can be no assurance that the Fund will achieve its investment objectives.



  INVESTMENT POLICIES. Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area.



  The Fund is designed for those investors desiring to delegate equity investment decisions, including allocation of assets among the world's different markets, currency strategies and individual stock selection, to the Sub-advisor's professional team of investment specialists.


  Under normal circumstances, the assets of the Fund are invested in the equity securities of issuers domiciled in at least three different countries, and 20% to 60% of the Fund's assets normally are invested in the equity securities of U.S. issuers.


  The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-advisor to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In managing the Fund, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-advisor further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-advisor intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.



  For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-advisor's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



  The Sub-advisor allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



  In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which that Fund may receive a fee) to purchase similar, but not identical, securities at a future date.

  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.



  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.


  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

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RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

  FOREIGN INVESTING. The Fund invests a significant portion of its assets in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.


  INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

  Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Fund could lose its entire investment in that market.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

  Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.

  In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.


  The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e). During the period commencing from the Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.



  PACIFIC REGION COUNTRIES. The Fund may invest significantly in this region. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.


  In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, the Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Pacific Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.]


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

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MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Trust.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



  The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. Effective January 1, 1998, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong-Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.

  The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                        RESPONSIBILITIES FOR                          BUSINESS EXPERIENCE
   NAME/OFFICE                THE FUND                                  PAST FIVE YEARS
   -----------          --------------------                          -------------------
Roger Yates London  Portfolio Manager since 1996   Global Chief Investment Officer and Portfolio Manager for
                                                   the Sub-advisor and INVESCO GT Asset Management PLC
                                                   (London) ("GT Asset Management"), an affiliate of the
                                                   Sub-advisor, since October 1997. International Chief
                                                   Investment Officer and Portfolio Manager for the Sub-
                                                   advisor and GT Asset Management from September 1996 to
                                                   October 1997. Chief Investment Officer and Portfolio
                                                   Manager for Europe and the United Kingdom for the
                                                   Sub-advisor and GT Asset Management from 1994 to
                                                   September 1996. Investment Manager for Morgan Grenfell
                                                   Asset Management from 1988 to 1994.
Michael Lindsell    Portfolio Manager since 1997   Head of Investment Strategy for Global Equities and
  London                                           Portfolio Manager for the Sub-advisor and GT Asset
                                                   Management since 1996. Chief Investment Officer for Japan
                                                   and Portfolio Manager for INVESCO GT Asset Management
                                                   Asia Ltd. (Hong Kong), an affiliate of the Sub-advisor,
                                                   and the Sub-advisor from 1992 to 1996.
Richard K. Collins  Portfolio Manager since 1997   Senior Equity Portfolio Manager and Managing Director for
  New York                                         the Sub-advisor since April 1993. Employed by Chancellor
                                                   Capital Management, Inc., a predecessor of the
                                                   Sub-advisor, from 1982 to October 1996. Chartered
                                                   Financial Analyst and member of the Association of
                                                   Investment Management Research (AIMR) and the New York
                                                   Society of Securities Analysts.



  In placing orders for the Fund's portfolio transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by

AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.

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ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.


  From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.


  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

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DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

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GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


WWG-PRO-1

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF



AIM BASIC VALUE FUND


(A SERIES PORTFOLIO OF AIM GROWTH SERIES)

PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM BASIC VALUE FUND, formerly AIM America Value Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company.



The Fund is a diversified portfolio which seeks long-term capital appreciation by investing all of its investable assets in the Value Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that A I M Advisors, Inc. ("AIM") believes to be undervalued in relation to long-term earning power or other factors.


The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     3
  Table of Fees and Expenses...........     3
  Financial Highlights.................     4
  Performance..........................     5
  Investment Program...................     5
  Risk Factors.........................     8
  Management...........................     8
  Organization of the Trust and the
     Portfolio.........................    10


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND AND THE PORTFOLIO



  The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Growth Portfolio. The Fund seeks long-term capital appreciation. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that AIM believes to be undervalued in relation to long-term earning power or other factors.



  INVESTMENT MANAGERS. The Portfolio is managed by AIM. AIM and its worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of at least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by AIM or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and (e) any of the companies composing or affiliated with AMVESCAP PLC.



  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."



  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."



  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."



  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."



  RISK FACTORS. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities. The Portfolio may engage in certain options and futures transactions to attempt to hedge against the overall level of investment risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."



  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):


Shareholder Transaction Costs:
  Maximum sales charge on purchases (as a % of offering
     price).................................................  None
  Sales charges on reinvested distributions to
     shareholders...........................................  None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........  None
  Redemption charges........................................  None
  Exchange fees.............................................  None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............  0.73%
  12b-1 distribution and service fees.......................  None
  Other expenses (after reimbursements).....................  0.70%
                                                              ----
          Total Fund Operating Expenses.....................  1.43%
                                                              ====



---------------


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.


(2)Expenses are based on the Fund's fiscal year ended December 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses effective January 1, 1998 (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares. AIM has voluntarily agreed to continue this limitation through May 31, 2000. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees. The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and of the Portfolio will be approximately equal to the expenses the Fund would incur if their assets were invested directly in the type of securities being held by the Portfolio.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class shares.................................   $14       $45       $77       $169



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S OR THE PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for December 31, 1997 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon appear in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended June 30, 1998, are also included in the Statement of Additional Information.



                              AIM BASIC VALUE FUND


 (FORMERLY AIM AMERICA VALUE FUND AND PRIOR TO THAT GT GLOBAL BASIC VALUE FUND)



                                                                                                   OCTOBER 18, 1995
                                                              SIX MONTHS                            (COMMENCEMENT
                                                                 ENDED           YEAR ENDED         OF OPERATIONS)
                                                               JUNE 30,         DECEMBER 31,           THROUGH
                                                                 1998        -------------------     DECEMBER 31,
ADVISOR CLASS                                                 (UNAUDITED)    1997(D)     1996(D)       1995(D)
-------------                                                 -----------    -------     -------   ----------------
Per Share Operating Performance:
  Net asset value, beginning of year........................    $17.37       $14.72      $12.77        $  11.43
                                                                ------       -------     -------       --------
  Net investment income (loss)..............................      0.05****     0.15***     0.03**          0.04*
  Net realized and unrealized gain (loss) on investments....  1.11....         3.91        1.96            1.30
                                                                ------       -------     -------       --------
  Net increase (decrease) in net asset value resulting from
    investment operations...................................  1.16....         4.06        1.99            1.34
                                                                ------       -------     -------       --------
Distributions to shareholders:
  From net investment income................................        --        (0.07)         --              --
  From net realized gain on investments.....................        --        (1.34)      (0.04)             --
                                                                ------       -------     -------       --------
        Total distributions.................................        --        (1.41)      (0.04)             --
                                                                ------       -------     -------       --------
Net asset value, end of year................................    $18.53       $17.37      $14.72        $  12.77
                                                                ======       =======     =======       ========
        Total investment return(a)(c).......................      6.68%       27.78%      15.58%          11.72%
                                                                ======       =======     =======       ========
Ratios and supplemental data:
  Net assets, end of period (in 000's)......................    $  753       $  439      $  191        $     81
Ratio of net investment income (loss) to average net assets:
  With reimbursement by INVESCO (NY), Inc.(b)...............      0.63%        0.91%       0.25%           1.45%
  Without reimbursement by INVESCO (NY), Inc.(b)............      0.14%       (0.07)%     (3.26)%        (47.09)%
Ratio of operating expenses to average net assets:
  With reimbursement by INVESCO (NY), Inc.(b)...............      1.38%        1.64%       1.65%           1.65%
  Without reimbursement by INVESCO (NY), Inc.(b)............      1.87%        2.62%       5.16%          50.19%
Ratio of interest expense to average net assets(b)+.........       N/A         0.03%        N/A             N/A
Portfolio turnover rate(b)+.................................       132%          93%        256%            N/A
Average Commission rate per share paid on portfolio
  transactions:+............................................       N/A       $0.0278     $0.0551            N/A


---------------


   * Before reimbursement by INVESCO (NY), Inc. (former Sub-Advisor to the Portfolio) the net investment loss per share would have been $(1.10) from October 18, 1995 to December 31, 1995.



  ** Before reimbursement by INVESCO (NY), Inc. (former Sub-Advisor to the Portfolio) the net investment loss per share would have been $(0.46) for the year ended December 31, 1996.



 *** Before reimbursement by INVESCO (NY), Inc. (former Sub-Advisor to the Portfolio) the net investment loss per share would have been $0.01 for the year ended December 31, 1997.



**** Before reimbursement the net investment income (loss) per share would have been $.01 for the six months ended June 30, 1998.



  + Portfolio turnover rate from INVESCO(NY), Inc. (formerly Sub-Advisor to the Portfolio) and average commission rate paid on portfolio transactions and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.



 (a)  Not annualized.



 (b)  Annualized.



 (c)  Total investment return does not include sales charges.



 (d) The selected per share data were calculated based upon weighted average shares outstanding during the period.



N/A   Not Applicable.

                                ---------------


                                                                     AVERAGE MONTHLY
                                                    AVERAGE             NUMBER OF
                              AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES   AVERAGE AMOUNT OF
                              OUTSTANDING AT      OUTSTANDING          OUTSTANDING        DEBT PER SHARE
YEAR ENDED                    END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
----------                    --------------   -----------------   -------------------   -----------------
Six months ended June 30,
  1998......................        $--             $2,167              1,593,391             $ 0.001
December 31, 1997...........        $--             $  778                930,597             $0.0008



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------


PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The investment objective of the Fund is long term capital appreciation. The Fund seeks its investment objective by investing all of its investable assets in the Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that AIM believes to be undervalued in relation to long-term earning power or other factors. The remainder of the Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are smaller than those defined above and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of issuers domiciled in the United States. The Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. There can be no assurance that the Fund or the Portfolio will achieve its investment objective.



  INVESTMENT POLICIES. The debt obligations that the Portfolio may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolio will limit its purchases of debt securities to investment grade obligations, as defined above.



  For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Portfolio may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In selecting issuers for the Portfolio, AIM attempts to identify securities of issuers whose prospects and growth potential, in AIM's opinion, are currently undervalued by investors. In AIM's view, an issuer may show favorable prospects as a result of many factors, including changes in management, shifts in supply and demand conditions in the industry in which it operates, technological advances, new products or product cycles, or changes in macroeconomic trends. The securities of such issuers may be undervalued by the market due to many factors, including market decline, tax-loss selling, poor economic conditions, limited coverage by the investment community, investors' reluctance to overlook perceived financial, operational, managerial or other problems affecting the issuer or the industry in which it operates and other factors. AIM will attempt to identify those undervalued issuers with the potential for attractive returns.



  For purposes of this Prospectus, an issuer typically is considered as domiciled in the United States if it is (a) organized under the laws of, or has its principal office in the United States or (b) normally derives 50% or more of its total revenues from business in the United States, provided that, in AIM's view, the value of such issuer's securities tends to reflect developments in the United States to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in the United States and considered by AIM to be located in the United States may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in the United States.



  AIM allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, AIM may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Portfolio may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Portfolio may hold U.S. dollars and/or may invest any portion of its assets in high quality domestic debt securities or high quality money market instruments. To the extent the Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


  In addition, the Portfolio may hold U.S. dollars and may invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of Fund shares, or to meet its ordinary daily cash needs. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by AIM or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM will waive its advisory fee to the extent that the Portfolio invests in an Affiliated Fund.



  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of the Fund's shares than would be the case if the Portfolio did not borrow.


  A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actu-ally receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

  OPTIONS AND FUTURES TRANSACTIONS. The Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with its portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options and Futures Strategies" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


  In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that AIM intends to include in the Portfolio's holdings. The Portfolio also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.


  Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  AMERICAN DEPOSITARY RECEIPTS. The Portfolio may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depositary Receipts" in the Statement of Additional Information.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval. The investment policies of the Fund are identical to the investment policies of the Portfolio.

  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.

  OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.


  The Fund may redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the direct retention by the Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.

  In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.

  The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns, and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.

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RISK FACTORS



  GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Portfolio will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and with interest rates.



  OPTIONS AND FUTURES TRANSACTIONS. Although the Portfolio is authorized to enter into options and futures transactions, the Portfolio might not enter into any such transactions. Options and futures transactions involve certain risks, which include: (1) dependence on AIM's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates; (2) imperfect correlation, or even no correlation, between movements in the price of options, futures contracts or options thereon and movements in the price of the security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

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MANAGEMENT


  The Trust's and the Portfolio's Boards of Trustees have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Trust's and the Portfolio's Boards of Trustees have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administration agreement with AIM, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM as the investment manager of the Portfolio include, but are not limited to, determining the composition of the investment holdings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM provides the following administrative services to the Fund and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's and the Portfolio's operations.



  The Fund pays AIM administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of the Fund's average daily net assets. The Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to AIM. The Portfolio pays AIM such fees, computed daily and paid monthly, based on the average daily net assets of the Portfolio, at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million and 0.40% on all amounts thereafter. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund and Portfolio pay all expenses not assumed by AIM, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives.



  AIM and its worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of its Houston office, AIM draws upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, New York, Portland (Oregon), San Francisco, Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, AIM employs a team approach, taking advantage of its investment resources around the world.


  The investment professionals primarily responsible for the portfolio management of the Portfolio are as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
NAME/ OFFICE                THE PORTFOLIO                         PAST FIVE YEARS
------------             --------------------                   -------------------
Bret W. Stanley         Portfolio Manager        Portfolio Manager for the Portfolio since 1998. He
  Houston               since 1998               has been associated with AIM and/or its
                                                 subsidiaries since 1998 and has been an investment
                                                 professional since 1988. From 1994 to 1998, he was
                                                 Vice President and portfolio manager with Van
                                                 Kampen American Capital Asset Management, Inc.
                                                 From 1991 to 1994, he was Vice President,
                                                 Securities Analyst and portfolio manager with Gulf
                                                 Investment Management.
Evan G. Harrel          Portfolio Manager        Portfolio Manager for the Portfolio since 1998. He
  Houston               since 1998               has been associated with AIM and/or its
                                                 subsidiaries since 1998 and has been an investment
                                                 professional since 1983. From 1994 to 1998, he was
                                                 Vice President of Van Kampen American Capital
                                                 Asset Management, Inc. and a portfolio manager of
                                                 various growth and equity funds. From 1987 to
                                                 1994, he was Vice President and Principal of Fayez
                                                 Sarofim & Co.



  With respect to the Portfolio, AIM utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build various investment portfolios. AIM's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set AIM's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual members of AIM's investment team are assigned primary responsibility for the day-to-day management of the Portfolio along with similarly managed accounts, the portfolio is reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.



  In placing orders for the Portfolio's portfolio securities transactions, AIM seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, AIM may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Portfolio may be executed through affiliates of AIM. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Portfolio will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

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ORGANIZATION OF THE TRUST AND THE PORTFOLIO


  ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series portfolios of the Trust.

  From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of a fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Growth Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Growth Portfolio's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for a Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust, to the Fund and to the Portfolio.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
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HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

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TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

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HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


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DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Principal Underwriter

A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


AVL-PRO-2

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF



AIM EUROPE GROWTH FUND


(A SERIES PORTFOLIO OF AIM GROWTH SERIES)

P
PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM EUROPE GROWTH FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in certain European countries.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     9
  Management...........................    10
  Organization of the Trust............    11
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND


  The Fund is a diversified series of the Trust.

  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-Advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-Advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and
(e) any of the companies composing or affiliated with AMVESCAP PLC.


  Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.

  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain Funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be rein-vested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."

  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.

  The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the Fund's net asset value, earnings and gains and losses realized on sales of securities.


  The Fund invests a significant portion of its assets in equity securities of issuers in a particular country or region of the world. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."


  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and Invest With Discipline and AIM Bank Connection are service marks of A I M Management Group Inc.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES.


  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table (1):

Shareholder Transaction Costs:
  Maximum sales charge on purchases (as a % of offering
     price).................................................  None
  Sales charges on reinvested distributions to
     shareholders...........................................  None
  Maximum deferred sales charges (as a % of net asset value
     at time of purchase or sale, whichever is less)........  None
  Redemption charges........................................  None
  Exchange fees.............................................  None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............  0.97%
  12b-1 distribution and service fees.......................  None
  Other expenses............................................  0.57%
                                                              ----
          Total Fund Operating Expenses.....................  1.54%
                                                              ====



(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2) Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. AIM has voluntarily agreed to limit the Fund's expenses effective January 1, 1998 (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class through May 31, 2000. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class shares.................................   $16      $ 49      $ 85       $185



  THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended December 31, 1997, have been audited by PricewaterhouseCoopers LLP independent accountants, whose report thereon also is included the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended June 30, 1998, are also included in the Statement of Additional Information.



                             AIM EUROPE GROWTH FUND


                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)



                                                              SIX MONTHS
                                                                ENDED                            JUNE 1, 1995
                                                               JUNE 30,                               TO
                                                                 1998                            DECEMBER 31,
ADVISOR CLASS+                                               (UNAUDITED)*     1997*     1996*        1995*
--------------                                              --------------   -------   -------   -------------
Per Share Operating Performance:
  Net asset value, beginning of period.................         $14.41       $ 12.92   $ 10.85      $10.24
                                                                ------       -------   -------      ------
  Net investment income................................           0.06          0.01      0.01        0.08
  Net realized and unrealized gain (loss) on
    investments and foreign currency...................           3.96          1.49      2.18        0.71
                                                                ------       -------   -------      ------
  Net increase (decrease) in net asset value resulting
    from investment operations.........................           4.02          1.50      2.19        0.79
                                                                ------       -------   -------      ------
Distributions:
  Net investment income................................             --            --        --       (0.14)
  Net realized gain on investments.....................             --         (0.01)    (0.12)         --
  In excess of net investment income...................             --            --        --       (0.04)
  In excess of net realized gain on investments........             --            --        --          --
                                                                ------       -------   -------      ------
         Total distributions...........................             --         (0.01)    (0.12)      (0.18)
                                                                ------       -------   -------      ------
Net asset value, end of year...........................         $18.43       $ 14.41   $ 12.92      $10.85
                                                                ======       =======   =======      ======
         Total investment return(a)....................          27.83%        11.64%    20.21%       7.75%
Ratios and supplemental data:
  Net assets, end of period (in 000's).................         $7,226       $ 3,239   $ 1,416      $  718
Ratio of net investment income (loss) to average net
  assets:
  With expense reductions(b)...........................           0.77%         0.06%     0.09%       0.73%
  Without expense reductions(b)........................           0.76%        (0.08)%    0.03%       0.67%
Ratio of operating expenses to average net assets:
  With expense reductions(b)...........................           1.38%         1.40%     1.47%       1.48%
  Without expense reductions(b)........................           1.39%         1.54%     1.53%       1.54%
Ratio of interest expense to average net assets++......           0.28%(b)       N/A       N/A         N/A
Portfolio turnover rate(b)++...........................             40%          107%      123%        108%
Average commission rate per share paid on portfolio
  transactions++.......................................            N/A       $0.0533   $0.0277         N/A


---------------


  + On June 1, 1995, the Fund began offering Advisor Class shares.
 ++ Portfolio turnover rate, average commission rate and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * The selected per share data were calculated based upon average shares outstanding during the period.
(a)  Not annualized.
(b)  Annualized for periods less than one year.
N/A  Not Applicable.


                                ---------------


                                                                      AVERAGE MONTHLY
                                                 AVERAGE AMOUNT          NUMBER OF
                               AMOUNT OF DEBT        OF DEBT        REGISTRANT'S SHARES   AVERAGE AMOUNT OF
                               OUTSTANDING AT      OUTSTANDING          OUTSTANDING        DEBT PER SHARE
                               END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
                               --------------   -----------------   -------------------   -----------------
Six months ended June 30,
  1998......................        $--            $13,301,882          35,851,223             $ 0.371
Year ended December 31,
  1997......................        $--            $ 7,281,203          38,714,809             $0.1881



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital. It seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. There can be no assurance that the Fund will achieve its investment objective. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. Countries in which the Fund may invest include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom (collectively, the "Primary Investment Area").



  INVESTMENT POLICIES. Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area.


  The Fund is a regional fund for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets.

  The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.


  The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depositary Receipts. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-advisor to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In managing the Fund, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-advisor further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-advisor intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.


  For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-advisor's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



  The Sub-advisor allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


  In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash,

U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Contracts" herein and "Options, Futures and Currency Statistics" in the Statement of Additional Information.


  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



  AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depositary Receipts" in the Statement of Additional Information.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Trustees, without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

--------------------------------------------------------------------------------

RISK FACTORS

  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

  FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.


  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


  Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.


  CONCENTRATION. The Fund invests a significant portion of its assets in a particular region of the world. As a result the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


  OPTIONS, FUTURES AND CURRENCY STRATEGIES. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

--------------------------------------------------------------------------------

MANAGEMENT


  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Trust.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



  The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administrative fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. Effective January 1, 1998, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Europe Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the above Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professional primarily responsible for the portfolio management of the Fund is as follows:



                   RESPONSIBILITIES FOR                     BUSINESS EXPERIENCE
  NAME/OFFICE            THE FUND                             PAST FIVE YEARS
  -----------      --------------------                     -------------------
Nicholas J. Ford  Portfolio Manager       Portfolio Manager for the Sub-advisor since February
  London          since 1998              1998 and Portfolio Manager for INVESCO GT Asset
                                          Management PLC (London), an affiliate of the
                                          Sub-advisor, since 1996. Director of Equities for
                                          Lehman Brothers Global Asset Management PLC (London)
                                          from 1994 to 1996. Portfolio Manager and Head of
                                          European Equities for Hill Samuel Investment Management
                                          PLC (London) from 1990 to 1994.



  In placing orders for the Fund's portfolio transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

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ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.


  From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
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INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
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HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

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TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

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HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


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DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


ERG-PRO-2

                                                                    [APPLICATION
                                                                         INSIDE]


 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--



ADVISOR CLASS OF



AIM INTERNATIONAL GROWTH FUND


(A SERIES PORTFOLIO OF AIM GROWTH SERIES)


PROSPECTUS


SEPTEMBER 8, 1998


This Prospectus contains information about AIM INTERNATIONAL GROWTH FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).


This Prospectus sets forth concisely the information about the Fund prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     9
  Management...........................    11
  Organization of the Trust............    12


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
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THE FUND


  The Fund is a diversified series of the Trust.

  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its Subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and
(e) any of the companies affiliated with AMVESCAP PLC. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.


  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be rein-vested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."

  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.

  The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the Fund's net asset value, earnings and gains and losses realized on sales of securities.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

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TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):


Shareholder Transaction Costs:
  Maximum sales charge on purchases (as a % of offering
     price).................................................   None
  Sales charges on reinvested distributions to
     shareholders...........................................   None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None
  Redemption charges........................................   None
  Exchange fees.............................................   None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............   0.98%
  12b-1 distribution and service fees.......................   None
  Other expenses............................................   0.49%
                                                               ----
          Total Fund Operating Expenses.....................   1.47%
                                                               ====



(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2)Expenses are based on the Funds' fiscal year ended December 31, 1997. AIM has voluntarily agreed to limit the Fund's expenses effective January 1, 1998 (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares through May 31, 2000. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class shares.................................   $15       $47       $81       $177


  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

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FINANCIAL HIGHLIGHTS


  The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended December 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended June 30, 1998, are also included in the Statement of Additional Information.



                         AIM INTERNATIONAL GROWTH FUND


                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)



                                                                SIX MONTHS
                                                                  ENDED             YEAR ENDED          JUNE 1,
                                                                 JUNE 30,          DECEMBER 31,         1995 TO
                                                                   1998         -------------------   DECEMBER 31,
                                                              (UNAUDITED)(C)    1997(C)     1996(C)       1995
                                                              --------------    -------     -------   ------------
ADVISOR CLASS:+
Per Share Operating Performance:
  Net asset value, beginning of period......................      $ 7.72        $ 9.01      $ 9.11       $ 8.49
                                                                  ------        -------     -------      ------
  Net investment income (loss)..............................        0.05          0.07        0.02         0.03
  Net realized and unrealized gain (loss) on investments....        0.79          0.65        0.87         1.03
                                                                  ------        -------     -------      ------
  Net increase (decrease) in net asset value resulting from
    investment operations...................................        0.84          0.72        0.89         1.06
                                                                  ------        -------     -------      ------
Distributions:
  Net investment income.....................................          --         (0.07)         --           --
  Net realized gain on investments and foreign currency.....          --         (1.94)      (0.99)       (0.24)
  In excess of net realized gain on investments.............          --            --          --        (0.20)
                                                                  ------        -------     -------      ------
         Total distributions................................          --         (2.01)      (0.99)       (0.44)
                                                                  ------        -------     -------      ------
Net asset value, end of period..............................      $ 8.56        $ 7.72      $ 9.01       $ 9.11
                                                                  ======        =======     =======      ======
         Total investment return(a).........................       10.75%         8.53%       9.79%       12.56%
Ratios and supplemental data:
  Net assets, end of period (in 000's)......................      $  252        $  284      $  461       $  381
Ratio of net investment income (loss) to average net assets:
  With expense reductions(b)................................        1.24%         0.70%       0.21%        0.59%
  Without expense reductions(b).............................        1.23%         0.57%       0.10%        0.51%
Ratio of operating expenses to average net assets:
  With expense reductions(b)................................        1.55%         1.34%       1.45%        1.35%
  Without expense reductions(b).............................        1.56%         1.47%       1.56%        1.43%
Portfolio turnover rate(b)++................................          51%           72%         74%          75%
Average commission rate per share paid on portfolio
  transactions+++...........................................         N/A        $0.0269     $0.0267         N/A


---------------


  +  On June 1, 1995, the Fund began offering Advisor Class shares.



 ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



 (a) Not annualized.



 (b) Annualized.



 (c) The selected per share data were calculated based upon average shares outstanding during the period.



N/A  Not Applicable.

                                ---------------


                                                                                            AVERAGE MONTHLY
                                                                       AVERAGE AMOUNT          NUMBER OF
                                                     AMOUNT OF DEBT        OF DEBT        REGISTRANT'S SHARES   AVERAGE AMOUNT OF
                                                     OUTSTANDING AT      OUTSTANDING          OUTSTANDING        DEBT PER SHARE
                                                     END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
                                                     --------------   -----------------   -------------------   -----------------
Six months ended June 30, 1998.....................     $     --          $ 36,211            25,043,954             $ 0.001
Year ended December 31, 1997.......................     $     --          $283,148            26,055,589             $0.0109
Year ended December 31, 1996.......................     $129,000          $131,860            32,830,494             $0.0040



  Average amount of debt outstanding during the period is computed on a daily basis.

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PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
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INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital. The Fund seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Area includes the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela but not the United States. There can be no assurance that the Fund will achieve its investment objective.



  Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area.



  INVESTMENT POLICIES. The Fund is intended for investors seeking to complement their U.S. equity investments with a professionally managed non-U.S. portfolio. The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.


  Under normal circumstances, the assets of the Fund are invested in the equity securities of issuers domiciled in at least three different countries.


  The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of the Fund. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-advisor to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In managing the Fund, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-advisor further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-advisor intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.



  For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-advisor's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



  The Sub-advisor allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multi-national currency units such as euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


  In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.

  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Contracts" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depositary Receipts" in the Statement of Additional Information.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

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RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.


  FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.


  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


  Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.


  Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Fund could lose its entire investment in that market.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

  Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.

  In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.

  The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e). During the period commencing from the Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

  PACIFIC REGION COUNTRIES. The Fund may invest significantly in equity securities of issuers located in Pacific region countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.

  In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, the Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong, if any. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.


  OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

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MANAGEMENT


  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Fund.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



  The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. Effective January 1, 1998, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                         RESPONSIBILITIES                        BUSINESS EXPERIENCE
    NAME/OFFICE            FOR THE FUND                            PAST FIVE YEARS
    -----------          ----------------                        -------------------
Roger Yates           Portfolio Manager        Global Chief Investment Officer for the Sub-advisor and
  London              since 1996               INVESCO GT Asset Management PLC (London) ("GT Asset
                                               Management"), an affiliate of the Sub-advisor, since
                                               October 1997. International Chief Investment Officer
                                               for the Sub-advisor and GT Asset Management from
                                               September 1996 to October 1997. Chief Investment
                                               Officer and Portfolio Manager for Europe and the United
                                               Kingdom for the Sub-advisor and GT Asset Management
                                               from 1994 to September 1996. Investment Manager for
                                               Morgan Grenfell Asset Management from 1988 to 1994.
Michael Lindsell      Portfolio Manager        Head of Investment Strategy for Global Equities and
  London              since 1992               Portfolio Manager for the Sub-advisor since 1996. Chief
                                               Investment Officer for Japan and Portfolio Manager for
                                               INVESCO GT Asset Management Asia Ltd. (Hong Kong), an
                                               affiliate of the Sub-advisor, and for the Sub-advisor
                                               from 1992 to 1996. Director of Warburg Asset Management
                                               (Tokyo) prior thereto.



  In placing orders for the Fund's portfolio securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

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ORGANIZATION OF THE TRUST


  The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of "G.T. Global Growth Series," a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.

  From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
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INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
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HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

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TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

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HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


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DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


ITG-PRO-2

                                                                    [APPLICATION
                                                                         INSIDE]


 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--



ADVISOR CLASS OF



AIM JAPAN GROWTH FUND


(A SERIES PORTFOLIO OF AIM GROWTH SERIES)

PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM JAPAN GROWTH FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in Japan.


The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     8
  Management...........................    10
  Organization of the Trust............    11



                                         PAGE
                                         ----


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the
     AIM Funds.........................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND



  The Fund is a diversified series of the Trust.


  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of issuers domiciled in Japan.


  INVESTMENT MANAGERS. The Fund is managed by AIM Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of at least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and
(e) any of the companies affiliated with AMVESCAP PLC.


  Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.

  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be rein-vested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."

  REINVESTMENT. Dividends and other distributions may be reinvested automatically in Advisor Class shares or in Advisor Class shares of other AIM/GT Funds without a sales charge.

  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.

  The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the Fund's net asset value, earnings and gains and losses realized on sales of securities.

  The Fund invests a significant portion of its assets in issuers in a particular country. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):


Shareholder Transaction Costs:
  Maximum sales charge on purchases (as a % of offering
     price).................................................  None
  Sales charges on reinvested distributions to
     shareholders...........................................  None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........  None
  Redemption charges........................................  None
  Exchange fees.............................................  None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............  0.98%
  12b-1 distribution and service fees.......................  None
  Other expenses (after reimbursements).....................  0.67%
                                                              ----
          Total Fund Operating Expenses.....................  1.65%
                                                              ====



(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2)Expenses are based on the Fund's fiscal year ended December 31, 1997. AIM has voluntarily agreed to limit the Fund's expenses effective January 1, 1998 to the annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares through May 31, 2000. Without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 0.73% and 1.71%, respectively, for the Advisor Class shares of the Fund. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class shares.................................   $17       $52       $90       $197



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for December 31, 1997 have been audited by PricewaterhouseCoopers LLP, independent accountants, and the unaudited financial statements and notes for the semi-annual period ended April 30, 1998 whose reports thereon appear in the Statement of Additional Information.



                             AIM JAPAN GROWTH FUND


                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)



                                                            SIX MONTHS
                                                              ENDED                                  JUNE 1, 1995
                                                             JUNE 30,             YEAR ENDED              TO
                                                               1998          --------------------    DECEMBER 31,
                                                           (UNAUDITED)*       1997*        1996*        1995*
                                                           ------------      -------      -------    ------------
ADVISOR CLASS+
Per Share Operating Performance:
  Net asset value, beginning of period...................     $ 9.05         $  9.81      $ 11.02       $10.50
                                                              ------         -------      -------       ------
  Net investment income (loss)...........................       0.01(c)        (0.01)       (0.01)          --
  Net realized and unrealized gain (loss) on
     investments.........................................       0.07           (0.73)       (0.77)        1.89
                                                              ------         -------      -------       ------
  Net increase (decrease) in net asset value resulting
     from investment operations..........................       0.08           (0.74)       (0.78)        1.89
                                                              ------         -------      -------       ------
Distributions:
  Net realized gain on investments and foreign
     currency............................................         --           (0.02)       (0.43)       (1.37)
                                                              ------         -------      -------       ------
Net asset value, end of period...........................     $ 9.13         $  9.05      $  9.81       $11.02
                                                              ======         =======      =======       ======
       Total investment return(a)........................       0.88%          (7.54)%      (7.14)%      18.14%
                                                              ======         =======      =======       ======
Ratios and supplemental data:
  Net assets, end of period (in 000's)...................     $1,921         $30,351      $   413       $  558
Ratio of net investment income (loss) to average net
  assets:
  With expense reductions(b).............................       0.28%          (0.26)%      (0.05)%      (0.05)%
  Without expense reductions(b)..........................       0.00%          (0.33)%      (0.15)%      (0.20)%
Ratio of operating expenses to average net assets:
  With expense reductions(b).............................       1.62%           1.64%        1.49%        1.64%
  Without expense reductions(b)..........................       1.90%           1.71%        1.59%        1.79%
Portfolio turnover rate(b)++.............................         38%             58%          31%          67%
Average commission rate per share paid on portfolio
  transactions++.........................................        N/A         $0.0416      $0.0971          N/A


---------------


   + On June 1, 1995, the Fund began offering Advisor Class shares.
  ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
   * The selected per share data were calculated based upon average shares outstanding during the period.
 (a)  Not annualized.
 (b)  Annualized for periods less than one year.
 (c) Without reimbursement, the net investment income (loss) per share would have been reduced (increased) by $0.01.
 N/A  Not Applicable.


                                ---------------


                                                                                         AVERAGE MONTHLY
                                                                        AVERAGE             NUMBER OF         AVERAGE AMOUNT
                                                  AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES        OF DEBT
                                                  OUTSTANDING AT      OUTSTANDING          OUTSTANDING           PER SHARE
YEAR ENDED                                        END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
----------                                        --------------   -----------------   -------------------   -----------------
Six months ended June 30, 1998..................    $       --          $48,353             9,862,484             $ 0.005
1997............................................    $       --          $    --            10,542,000             $    --
1996............................................    $2,000,000          $ 5,479            13,009,004             $0.0004



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
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INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital. The Fund seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in Japan. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. There can be no assurance that the Fund will achieve its investment objective.



  INVESTMENT POLICIES. The Fund is designed for investors wishing to concentrate their investment in the Japanese market but still desiring the professional management, liquidity and diversification afforded by a mutual fund.


  The Japan Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of Japan. Such investments may include:
(a) securities of issuers in countries that are not located in Japan but are linked by tradition, economic markets, cultural similarities or geography to Japan; and (b) securities of issuers located elsewhere in the world that have operations in Japan or that stand to benefit from political and economic events in Japan.


  The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in Japan. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-advisor to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In managing the Fund, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-advisor further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-advisor intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.



  For purposes of this Prospectus, an issuer typically is considered as domiciled in Japan if it is (a) organized under the laws of, or has its principal office in Japan or (b) normally derives 50% or more of its total revenues from business in Japan, provided that, in the Sub-advisor's view, the value of such issuer's securities tends to reflect Japan's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in Japan and considered by the Sub-advisor to be located in Japan may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in Japan.



  The Sub-advisor allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


  In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Contracts" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Funds also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts "ADRs" or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depositary Receipts" in the Statement of Additional Information.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

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RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

  FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


  CONCENTRATION. The Fund invests a significant portion of its assets in a particular country. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


  JAPAN. The Fund invests primarily in equity securities of issuers domiciled in Japan. Accordingly, the Fund's performance will be closely tied to economic and political conditions in Japan, and its performance is expected to be more volatile than more geographically diversified funds. Changes in regulatory, tax or economic policy in Japan could significantly affect the Japanese securities markets and therefore the Fund's performance.

  Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes.

  The common stocks of many Japanese companies trade at high price-earnings ratios, which may be attributable in part to inefficiencies associated with Japanese corporate operations. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the United States, both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

  The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

  In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.


  OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Fund is authorized to enter into options, futures and forward currency transactions it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

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MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Fund.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



  The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund and Portfolio pay all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. Effective January 1, 1998, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administrative services agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administrative agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professional primarily responsible for the portfolio management of the Fund is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE               THE FUND                           PAST FIVE YEARS
     -----------         --------------------                   -------------------
Andrew Callender        Portfolio Manager        Head of Investments for Japan and Portfolio
  Tokyo                 since 1997               Manager for the Sub- advisor and INVESCO GT Asset
                                                 Management Japan Ltd. (Tokyo), an affiliate of the
                                                 Sub-advisor since 1997. Portfolio Manager for
                                                 INVESCO GT Asset Management Japan Ltd. from 1990
                                                 to 1997.



  In placing orders for the Fund's portfolio securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."


  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.

  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

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ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Company acquired the assets of and assumed the liabilities of "G.T. Global Growth Series", a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.


  From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
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INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
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HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

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TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

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HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


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DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


JPG-PRO-2

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF



AIM MID CAP EQUITY FUND


(A SERIES PORTFOLIO OF AIM GROWTH SERIES)



PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM MID CAP EQUITY FUND, formerly AIM Mid Cap Growth Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of companies domiciled in the United States that, at the time of purchase, are within the range of market capitalizations of companies that are included in the Russell Mid Cap(TM) Index ("U.S. mid cap companies").



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     3
  Table of Fees and Expenses...........     3
  Financial Highlights.................     4
  Performance..........................     5
  Investment Program...................     5
  Risk Factors.........................     7
  Management...........................     8
  Organization of the Trust............     9


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND



  The Fund is a diversified series of the Trust.


  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of U.S. mid cap companies.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM"). AIM and its worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by AIM or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and (e) any of the companies composing or affiliated with AMVESCAP PLC. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements. Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."



  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain Funds in the AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."



  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."



  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."



  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Programs" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):


Shareholder Transaction Costs:
  Maximum sales charge on purchases (as a % of offering        None
     price).................................................
  Sales charges on reinvested distributions to                 None
     shareholders...........................................
  Maximum deferred sales charges (as a % of net asset value    None
     at time of purchase or sale, whichever is less)........
  Redemption charges........................................   None
  Exchange fees.............................................   None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............   0.72%
  12b-1 distribution and service fees.......................   None
  Other expenses (after reimbursements).....................   0.41%
                                                               ----
          Total Fund Operating Expenses.....................   1.13%
                                                               ====



(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2)Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Effective January 1, 1998, AIM has voluntarily agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.40% of the average daily net assets of the Fund's Advisory Class shares, respectively, through May 31, 2000. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES.   An investor would have directly
or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class shares.................................   $12       $36       $63       $138




   THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


  The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for December 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon appear in the Statement of Additional Information. Information presented below for the periods ended December 1, 1991 and prior thereto was audited by other auditors, which served as the Fund's independent certified public accountants for those periods. The unaudited financial statements and notes, for the semi-annual period ended June 30, 1998, are also included in the Statement of Additional Information.



                            AIM MID CAP EQUITY FUND


 (FORMERLY AIM MID CAP GROWTH FUND AND PRIOR TO THAT GT GLOBAL AMERICA MID CAP
                                  GROWTH FUND)



                                                               SIX MONTHS        YEAR ENDED        JUNE 1, 1995
                                                                  ENDED         DECEMBER 31,            TO
                                                              JUNE 30, 1998   -----------------    DECEMBER 31,
                                                              (UNAUDITED)*     1997      1996          1995
                                                              -------------   -------   -------    ------------
ADVISOR CLASS+
Per Share Operating Performance:
  Net asset value, beginning of year........................     $21.10       $ 20.76   $ 19.05       $20.61
                                                                 ------       -------   -------       ------
  Net investment income (loss)..............................      (0.10)        (0.15)     0.09         0.21
  Net realized and unrealized gain (loss) on investments....       2.64          3.05      2.91         1.09
                                                                 ------       -------   -------       ------
  Net increase (decrease) in net asset value resulting from
    investment operations...................................       2.54          2.90      3.00         1.30
                                                                 ------       -------   -------       ------
Distributions:
  Net investment income.....................................         --            --        --        (0.28)
  Net realized gain on investments..........................         --         (2.56)    (1.29)       (2.58)
                                                                 ------       -------   -------       ------
         Total distributions................................         --         (2.56)    (1.29)       (2.86)
                                                                 ------       -------   -------       ------
Net asset value, end of year................................     $23.64       $ 21.10   $ 20.76       $19.05
                                                                 ======       =======   =======       ======
         Total investment return(a)(c)......................      12.04%        14.54%    15.72%        6.01%
                                                                 ======       =======   =======       ======
Ratios and supplemental data:
Net assets, end of period (in 000's)........................     $1,052       $ 1,140   $ 1,986       $1,394
Ratio of net investment income (loss) to average net assets:
  With expense reductions(b)................................      (0.85)%       (0.55)%    0.47%       1.59%
  Without expense reductions(b).............................      (0.86)%       (0.66)%    0.42%         N/A
Ratio of operating expenses to average net assets:
  With expense reductions(b)................................       1.24%         1.02%     1.01%        1.11%
  Without expense reductions(b).............................       1.25%         1.13%     1.06%         N/A
Portfolio turnover rate(b)++................................        171%          190%      253%          71%
Average commission rate per share paid on portfolio
  transactions(b)++.........................................        N/A       $0.0574   $0.0536          N/A


---------------


  + On June 1, 1995, the Fund began offering Advisor Class shares.
 ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)  Not annualized.
(b)  Annualized for periods less than one year.
(c)  Total investment return does not include sales charge.
N/A  Not Applicable.
  * The selected per share data were calculated based upon average shares outstanding during the period.


                                ---------------


                                                                                 AVERAGE MONTHLY
                                                            AVERAGE AMOUNT          NUMBER OF
                                          AMOUNT OF DEBT        OF DEBT        REGISTRANT'S SHARES   AVERAGE AMOUNT OF
                                          OUTSTANDING AT      OUTSTANDING          OUTSTANDING        DEBT PER SHARE
                                          END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
                                          --------------   -----------------   -------------------   -----------------
Six months ended June 30, 1998..........    $6,652,000        $3,118,762           22,924,919             $ 0.136
Year ended December 31, 1997............    $       --        $1,961,956           27,020,126             $0.0726



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The investment objective of the Mid Cap Fund is long term growth of capital. There can be no assurance that the Fund will achieve its investment objective.



  INVESTMENT POLICIES. The Fund seeks its investment objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of U.S. mid cap companies. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund may also invest up to 35% of its total assets in the equity securities of (a) issuers domiciled in the United States that, at the time of purchase, have market capitalizations outside the range of market capitalizations of companies that are included in the Russell Mid Cap Index; and (b) issuers domiciled outside the United States, including
(i) issuers linked by tradition, economic markets, cultural similarities or geography to the United States; and (ii) issuers located elsewhere in the world that have operations in the United States or that stand to benefit from political or economic events in the United States. In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Euro bonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the United States. As of June 30, 1998, market capitalization of companies comprising the Russell Mid Cap Index ranged from approximately $1.4 to $10.3 billion.


  For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.


CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In selecting securities for the Mid Cap Fund, AIM invests in equity securities judged by AIM to be undervalued relative to its appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. The primary emphasis of AIM's search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values.



  For purposes of this Prospectus, an issuer typically is considered as domiciled in the United States if it is (a) organized under the laws of, or has its principal office in, the United States or any state thereof or (b) normally derives 50% or more of its total revenues from business in the U.S., provided that, in AIM's view, the value of such issuer's securities tends to reflect the U.S. development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in the U.S. and considered by AIM to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in the U.S.

  AIM allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, AIM may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


  In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by AIM or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM will waive its advisory fee to the extent that the Fund invests in an Affiliated Fund.



  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.


  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Currency Strategies" herein and the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that AIM intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Program -- Depositary Receipts" in the Statement of Additional Information.



  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.


  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

--------------------------------------------------------------------------------

RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and with interest rates.



  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on AIM's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board, See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Trust.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM as the investment manager of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM provides the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



  The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.725% on the first $500 million, 0.70% on the next $500 million, 0.675% on the next $500 million, and 0.65% on amounts thereafter. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment advisory agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives.



  AIM and its worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of its Houston office, AIM draws upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, New York, Portland (Oregon), San Francisco, Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, AIM employs a team approach, taking advantage of its investment resources around the world.


  The investment professional primarily responsible for the portfolio management of the Fund is as follows:


                      RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
   NAME/ OFFICE             THE FUND                            PAST FIVE YEARS
   ------------       --------------------                    -------------------
Joel E. Dobberpuhl   Portfolio Manager        Portfolio Manager for the Fund since 1998. He is
  Houston            since 1998               Vice President of AIM Capital. He has been
                                              associated with AIM and/or its subsidiaries since
                                              1990 and has been an investment professional since
                                              1989.
Paul J. Rasplicka    Portfolio Manager        Portfolio Manager for the Fund since 1998. He is
  Houston            since 1998               Vice President of AIM Capital. He has been
                                              associated with AIM and/or its subsidiaries since
                                              1998 and has been an investment professional since
                                              1982. From 1994 to 1998, Mr. Rasplicka was Vice
                                              President and portfolio manager for INVESCO Trust
                                              Company, an affiliate of AIM. He was also Vice
                                              President of Chase Investment Counsel from 1992 to
                                              1994.



  With respect to the Fund, AIM utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build the various investment portfolios. AIM's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set AIM's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual members of AIM's investment team are assigned primary responsibility for the day-to-day management of the Fund, along with similarly managed accounts, it is reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.



  In placing orders for the Fund's portfolio transactions, AIM seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, AIM may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."

  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.


  From time to time the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
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HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

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TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

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HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


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DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Principal Underwriter

A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


MCG-PRO-2

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF



AIM NEW PACIFIC GROWTH FUND


(A SERIES PORTFOLIO OF AIM GROWTH SERIES)

P

PROSPECTUS


SEPTEMBER 8, 1998


This Prospectus contains information about AIM NEW PACIFIC GROWTH FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).


This Prospectus sets forth concisely the information about the Fund prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     9
  Management...........................    11
  Organization of the Trust............    12
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND



  The Fund is a diversified series of the Trust.


  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and
(e) any of the companies affiliated with AMVESCAP PLC. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.


  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."

  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.

  The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the Fund's net asset value, earnings and gains and losses realized on sales of securities.

  The Fund invests a significant portion of its assets in issuers in a particular region of the world. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):


Shareholder Transaction Costs:
  Maximum sales charge on purchases (as a % of offering
     price).................................................   None
  Sales charges on reinvested distributions to
     shareholders...........................................   None
  Maximum deferred sales charges (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None
  Redemption charges........................................   None
  Exchange fees.............................................   None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............   0.97%
  12b-1 distribution and service fees.......................   None
  Other expenses............................................   0.61%
                                                               ----
          Total Fund Operating Expenses.....................   1.58%
                                                               ====



(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2) Expenses are based on the Fund's fiscal year ended December 31, 1997. AIM has voluntarily agreed to limit the Fund's expenses effective January 1, 1998 (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares through May 31, 2000. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class shares................................    $16       $50       $87       $189



  THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for Advisor Class shares of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for December 31, 1997 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon appear in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended June 30, 1998, are also included in Statement of Additional Information.



                          AIM NEW PACIFIC GROWTH FUND


                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)



                                                                SIX MONTHS
                                                                  ENDED            YEAR ENDED
                                                                 JUNE 30,         DECEMBER 31,      JUNE 1, 1995 TO
                                                                   1998        ------------------    DECEMBER 31,
                                                              (UNAUDITED)(C)   1997(C)    1996(C)       1995(c)
                                                              --------------   -------    -------   ---------------
ADVISOR CLASS+
Per Share Operating Performance:
  Net asset value, beginning of period......................     $  6.45       $13.16     $12.45        $12.89
                                                                 -------       -------    -------       ------
  Net investment income (loss)..............................        0.04**       0.08       0.07          0.09
  Net realized and unrealized gain (loss) on investments....       (1.47)       (5.89)      2.45          0.05
                                                                 -------       -------    -------       ------
  Net increase (decrease) in net asset value resulting from
    investment operations...................................       (1.43)       (5.81)      2.52          0.14
                                                                 -------       -------    -------       ------
Distributions:
  Net investment income.....................................          --        (0.08)        --         (0.15)
  Net realized gain on investments and foreign currency.....          --        (0.82)     (1.81)        (0.43)
  In excess of net investment income........................          --           --         --            --
  In excess of net realized gain on investments
                                                                 -------       -------    -------       ------
         Total distributions................................          --        (0.90)     (1.81)        (0.58)
                                                                 -------       -------    -------       ------
Net asset value, end of period..............................     $  5.02       $ 6.45     $13.16        $12.45
                                                                 =======       =======    =======       ======
         Total investment return(a).........................      (22.17)%     (44.26)%    20.56%         1.07%
Ratio and supplemental data:
  Net assets, end of period (in 000's)......................     $   744       $1,488     $1,575        $  935
Ratio of net investment income (loss) to average net assets:
  With expense reductions(b)................................        1.56%        0.76%      0.52%         1.26%
  Without expense reductions(b).............................        1.10%        0.49%      0.39%         1.21%
Ratio of operating expenses to average net assets:
  With expense reductions(b)................................        1.57%        1.31%      1.51%         1.54%
  Without expense reductions(b).............................        2.03%        1.58%      1.64%         1.59%
Ratio of interest expense to average net assets++...........        0.09%         N/A        N/A           N/A
Portfolio turnover rate(b)++................................          92%          80%        93%           63%
Average commission rate per share paid on portfolio
  transactions++............................................         N/A       $0.0066    $0.0032          N/A


---------------


   +  On June 1, 1995, the Fund began offering Advisor Class shares.



  ++ Portfolio turnover rate, average commission rate and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



  **  Includes reimbursement of Fund operating expenses per share of $0.01.



 (a)




      Not annualized.



 (b)




      Annualized for periods less than one year.



 (c)




      The selected per share data were calculated based upon average shares outstanding during the period.



N/A   Not Applicable.

                                ---------------


                                                                                    AVERAGE MONTHLY
                                                               AVERAGE AMOUNT          NUMBER OF
                                             AMOUNT OF DEBT        OF DEBT        REGISTRANT'S SHARES   AVERAGE AMOUNT OF
                                             OUTSTANDING AT      OUTSTANDING          OUTSTANDING        DEBT PER SHARE
                                             END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
                                             --------------   -----------------   -------------------   -----------------
Six months ended June 30, 1998............        $ --           $1,080,208           30,379,121             $ 0.036
Year ended December 31, 1997..............        $ --           $3,020,567           33,807,469             $0.0893



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


--------------------------------------------------------------------------------



INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital. The Fund seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which these Funds may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Areas include the following countries: Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand.



  Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area. There can be no assurance that the Fund will achieve its investment objective.



  INVESTMENT POLICIES. The Fund is a regional fund for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets.


  The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.


  The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of the Fund. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-advisor to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



  CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In managing the Fund, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-advisor further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-advisor intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.


  For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-advisor's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



  The Sub-advisor allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


  In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. govern-ment securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Contracts" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depositary Receipts" in the Statement of Additional Information.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

--------------------------------------------------------------------------------



RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

  FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


  INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.


  Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Fund could lose its entire investment in that market.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

  Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.

  In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.

  The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e). During the period commencing from the Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

  CONCENTRATION. The Fund invests a significant portion of its assets in a particular region of the world. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

  PACIFIC REGION COUNTRIES. The Fund invests primarily in equity securities of issuers located in Pacific region countries other than Japan. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.

  In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, the Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong, if any. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.


  OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Fund is authorized to enter into options, futures and forward currency transactions, it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


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MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Fund.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



  The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 mil-lion and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. Effective January 1, 1998, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.



  The investment professionals primarily responsible for the portfolio management of the Fund is as follows:



                         RESPONSIBILITIES FOR                       BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                               PAST FIVE YEARS
-----------              --------------------                       -------------------
Anna Tong               Portfolio Manager        Portfolio Manager for the Sub-advisor since June 1998 and
  Hong Kong             since 1998               a Managing Director and Chief Investment Officer for
                                                 INVESCO Asia Ltd. (Hong Kong) ("INVESCO Asia") since April
                                                 1997. Managing Director for INVESCO International (FE)
                                                 Ltd. (Hong Kong) and a Director of INVESCO Investment
                                                 Management (HK) Ltd. (Hong Kong) since March 1985. INVESCO
                                                 Asia, INVESCO International (FE) Ltd. and INVESCO
                                                 Investment Management (HK) Ltd. are affiliates of the
                                                 Sub-advisor.
Sammy Lau               Portfolio Manager        Portfolio Manager for the Sub-advisor since June 1998 and
  Hong Kong             since 1998               a Director of INVESCO Asia since January 1996. Associate
                                                 Director of INVESCO Asia from December 1994 to January
                                                 1996. Associate at J.P. Morgan (Hong Kong) from November
                                                 1993 to November 1994.



  In placing orders for the Fund's portfolio securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.

  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.


--------------------------------------------------------------------------------



ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of "G.T. Global Growth Series," a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust. From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------


SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

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HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


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DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


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GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

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                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

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  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds --Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


NPG-PRO-2

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF



AIM SMALL CAP GROWTH FUND


(A SERIES PORTFOLIO OF AIM GROWTH SERIES)

PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM SMALL CAP GROWTH FUND, formerly AIM Small Cap Equity Fund which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company.



The Fund is a diversified portfolio which seeks long-term capital appreciation by investing all of its investable assets in the Small Cap Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have a market capitalization less than that of the largest company in the Russell 2000--Registered Trademark-- Index ("U.S. Small Cap Companies").


The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     9
  Management...........................     9
  Organization of the Trust and the
     Portfolio.........................    11
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND AND THE PORTFOLIO



  The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Growth Portfolio. The Fund seeks long-term capital appreciation. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of U.S. small cap companies.



  INVESTMENT MANAGERS. The Portfolio is managed by A I M Advisors, Inc. ("AIM"). AIM and its worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the AIM or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and (e) any of the companies affiliated with AMVESCAP PLC. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements. Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."



  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, " The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."



  RISK FACTORS. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities. The Portfolio may engage in certain options and futures transactions to attempt to hedge against the overall level of investment risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):


Shareholder Transaction Costs:
  Maximum sales charge on purchases (as a % of offering
     price).................................................  None
  Sales charges on reinvested distributions to
     shareholders...........................................  None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........  None
  Redemption charges........................................  None
  Exchange fees.............................................  None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............  0.73%
  12b-1 distribution and service fees.......................  None
  Other expenses (after reimbursements).....................  0.67%
                                                              ----
          Total Fund Operating Expenses.....................  1.40%
                                                              ====



(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2)Expenses are based on the Fund's fiscal year ended December 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares. AIM has voluntarily agreed to continue this limitation through May 31, 2000. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees. The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and of the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities being held by the Portfolio.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class shares.................................   $14       $45       $77       $169



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S OR THE PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Fund's independent certified public accountants for those periods. The financial statements and notes for December 31, 1997 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon appear in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended June 30, 1998, are also included in the Statement of Additional Information.



                           AIM SMALL CAP GROWTH FUND


 (FORMERLY AIM SMALL CAP EQUITY FUND AND PRIOR TO THAT GT GLOBAL AMERICA SMALL
                                CAP GROWTH FUND)



                                                                                                     OCTOBER 18, 1995
                                                         SIX MONTHS                                   (COMMENCEMENT
                                                            ENDED                                     OF OPERATIONS)
                                                          JUNE 30,        YEAR ENDED DECEMBER 31,        THROUGH
                                                            1998          ------------------------     DECEMBER 31,
                                                         (UNAUDITED)       1997(D)        1996(D)        1995(D)
                                                         -----------      ---------      ---------   ----------------
ADVISOR CLASS
Per Share Operating Performance:
  Net asset value, beginning of year...................    $ 14.39         $ 12.58        $ 11.81        $ 11.43
                                                           -------         -------        -------        -------
  Net investment income (loss).........................      (0.08)****      (0.14)***         --**         0.05*
  Net realized and unrealized gain (loss) on
    investments........................................       2.74            2.22           1.69           0.33
                                                           -------         -------        -------        -------
  Net increase (decrease) in net asset value resulting
    from investment operations.........................       2.66            2.08           1.69           0.38
                                                           -------         -------        -------        -------
Distributions to shareholders:
  From net realized gain on investments................         --           (0.27)         (0.92)            --
                                                           -------         -------        -------        -------
         Total distributions...........................         --           (0.27)         (0.92)            --
                                                           -------         -------        -------        -------
Net asset value, end of year...........................    $ 17.05         $ 14.39        $ 12.58        $ 11.81
                                                           =======         =======        =======        =======
         Total investment return(a)(c).................      18.49%          16.63%         14.22%          3.32%
Ratios and supplemental data:
  Net assets, end of period (in 000's).................    $ 2,458         $ 1,592        $   435        $    52
Ratio of net investment income (loss) to average net
  assets:
  With reimbursement by INVESCO (NY), Inc.(b)..........      (1.12)%         (1.05)%        (0.03)%         2.03%
  Without reimbursement by INVESCO (NY), Inc.(b).......      (1.58)%         (1.65)%        (1.12)%       (20.17)%
Ratio of operating expenses to average net assets:
  With reimbursement by INVESCO (NY), Inc.(b)..........       1.39%           1.57%          1.65%          1.65%
  Without reimbursement by INVESCO (NY), Inc.(b).......       1.85%           2.17%          2.74%         23.85%
Ratio of interest expense to average net assets+(b)....       0.02%            N/A            N/A            N/A
Portfolio turnover rate(b)+............................        208%            233%           150%           N/A
Average commission rate per share paid on portfolio
  transactions+........................................        N/A         $0.0517        $0.0489            N/A


---------------


   *  Before reimbursement by INVESCO (NY), Inc. (former
      Sub-Advisor to the Portfolio) the net investment loss per share would have been $(0.46) from October 18, 1995 to December 31, 1995.
  **  Before reimbursement by INVESCO (NY), Inc. (former
      Sub-Advisor to the Portfolio) the net investment loss per share would have been $(0.14) for the year ended December
      31, 1996.
 ***  Before reimbursement by INVESCO (NY), Inc. (former
      Sub-Advisor to the Portfolio) the net investment loss per share would have been $(0.21) for the year ended December
      31, 1997.
****  Before reimbursement by INVESCO (NY), Inc. (former
      Sub-Advisor to the Portfolio) the net investment loss per share would have been $(0.12) for the six months ended June
      30, 1998.
 (a)  Not annualized.
 (b)  Annualized for periods less than one year.
 (c)  Total investment return does not include sales charges.
 (d) The selected per share data were calculated based upon average shares outstanding during the period.
   + Portfolio turnover rate, average commission rate paid on portfolio transactions and ratio of interest expense to average net assets are calculated on the basis of the Small
      Cap Portfolio as a whole without distinguishing between the classes of shares issued.
 N/A  Not Applicable.


                                ---------------


                                                                    AVERAGE MONTHLY
                                               AVERAGE AMOUNT          NUMBER OF
                             AMOUNT OF DEBT        OF DEBT        REGISTRANT'S SHARES   AVERAGE AMOUNT OF
                             OUTSTANDING AT      OUTSTANDING          OUTSTANDING        DEBT PER SHARE
                             END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
                             --------------   -----------------   -------------------   -----------------
Six months ended June 30,
  1998.....................        $--             $56,260             2,177,802             $ 0.026
Year ended December 31,
  1997.....................        $--             $ 1,945             1,911,865             $0.0010



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


--------------------------------------------------------------------------------



INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The investment objective of the Fund is long term capital appreciation. The Fund seeks its investment objective by investing all of its investable assets in the Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of U.S. small cap companies. The remainder of the Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than the largest company in the Russell 2000 Index and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of issuers domiciled in the United States. As of June 30, 1998, the largest company in the Russell 2000 Index had a market capitalization of approximately $1.4 billion. The Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. There can be no assurance that the Fund or the Portfolio will achieve its investment objective.



  INVESTMENT POLICIES. The debt obligations that the Portfolio may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolio will limit its purchases of debt securities to investment grade obligations, as defined above.


  For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.


  CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In selecting securities for the Portfolio, AIM invests in a diversified portfolio of equity securities that are considered by AIM to have strong earnings momentum or demonstrate other potential for capital appreciation. Any income realized by the Portfolio will be incidental and will not be an important criterion in the selection of portfolio securities. The Portfolio will utilize to the extent practicable a fully-managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM. AIM reviews carefully the earnings history and prospects for growth of each company considered for investment by the Portfolio. It is expected that the Portfolio, when fully invested, will generally be comprised of companies that AIM believes are currently experiencing a greater than anticipated increase in earnings.



  For purposes of this Prospectus, an issuer typically is considered as domiciled in the United States if it is (a) organized under the laws of, or has its principal office in the United States or (b) normally derives 50% or more of its total revenues from business in the United States, provided that, in AIM's view, the value of such issuer's securities tends to reflect the United States development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in the United States and considered by AIM to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in the United States.



  AIM allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units (such as Euros) are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, AIM may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Portfolio may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Portfolio may hold U.S. dollars and/or may invest any portion of its assets in high quality domestic debt securities or high quality money market instruments. To the extent the Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


  In addition, the Portfolio may hold U.S. dollars and may invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of Fund shares, or to meet its ordinary daily cash needs. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by AIM or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM will waive its advisory fee to the extent that the Portfolio invests in an Affiliated Fund.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of the Fund's shares than would be the case if the Portfolio did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actu-ally receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.


  OPTIONS AND FUTURES TRANSACTIONS. The Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with its portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options and Futures Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


  In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that AIM intends to include in the Portfolio's holdings. The Portfolio also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.

  Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  AMERICAN DEPOSITARY RECEIPTS. The Portfolio may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depositary Receipts" in the Statement of Additional Information.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval. The investment policies of the Fund are identical to the investment policies of the Portfolio.

  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.

  OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.


  The Fund may redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the direct retention by the Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.

  In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.

  The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns, and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.

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RISK FACTORS



  GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Portfolio will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and with interest rates.


  SMALL CAP COMPANIES. The Portfolio invests primarily in equity securities of U.S. small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded, and the Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.


  OPTIONS AND FUTURES TRANSACTIONS. Although the Portfolio is authorized to enter into options and futures transactions, the Portfolio might not enter into any such transactions. Options and futures transactions involve certain risks, which include: (1) dependence on AIM's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates; (2) imperfect correlation, or even no correlation, between movements in the price of options, futures contracts or options thereon and movements in the price of the security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


--------------------------------------------------------------------------------



MANAGEMENT



  The Trust's and the Portfolio's Boards of Trustees have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Trust's and Portfolio's Boards of Trustees have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administrative services agreement with AIM, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM as the investment manager of the Portfolio include, but are not limited to, determining the composition of the investment holdings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM provides the following administrative services to the Fund and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's and the Portfolio's operations.



  The Fund pays AIM administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of the Fund's average daily net assets. The Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to AIM. The Portfolio pays AIM such fees, computed daily and paid monthly, based on the average daily net assets of the Portfolio, at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million and 0.40% on all amounts thereafter. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund and Portfolio pay all expenses not assumed by AIM, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives.



  AIM and its worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of its Houston office, AIM draws upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, New York, Portland (Oregon), San Francisco, Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, AIM employs a team approach, taking advantage of its investment resources around the world.


  The investment professional primarily responsible for the portfolio management of the Portfolio is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE            THE PORTFOLIO                         PAST FIVE YEARS
     -----------         --------------------                   -------------------
Robert M. Kippes        Portfolio Manager        Portfolio Manager for the Portfolio since 1998. He
Houston                 since 1998               has been associated with AIM and/or its
                                                 subsidiaries since he began working as an
                                                 investment professional in 1989.
Paul J. Rasplicka       Portfolio Manager        Portfolio Manager for the Portfolio since 1998. He
Houston                 since 1998               is Vice President of AIM Capital. He has been
                                                 associated with AIM and/or its subsidiaries since
                                                 1998 and has been an investment professional since
                                                 1982. From 1994 to 1998, Mr. Rasplicka was Vice
                                                 President and portfolio manager for INVESCO Trust
                                                 Company, an affiliate of AIM. He was also Vice
                                                 President of Chase Investment Counsel from 1992 to
                                                 1994.



  With respect to the Portfolio utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build various investment portfolios. AIM's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set AIM's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual member(s) of AIM's investment team are assigned primary responsibility for the day-to-day management of the Portfolio along with similarly managed accounts, the Portfolio is reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.



  In placing orders for the Portfolio's portfolio securities transactions AIM seeks to obtain the best net results. Consistent with its obligation to obtain the best net results AIM may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Portfolio may be executed through affiliates of AIM. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Portfolio will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

--------------------------------------------------------------------------------



ORGANIZATION OF THE TRUST AND THE PORTFOLIO


  ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series portfolios of the Trust.

  From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Growth Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, Growth Portfolio's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

  COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust, to the Fund and to the Portfolio.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

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TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

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HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


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DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Principal Underwriter

A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers L.L.P.


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


SCE-PRO-2

                                                                    [APPLICATION
                                                                         INSIDE]


[AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--



ADVISOR CLASS OF



AIM WORLDWIDE GROWTH FUND:


(A SERIES PORTFOLIO OF AIM GROWTH SERIES)



PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM WORLDWIDE GROWTH FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled anywhere in the world.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and, is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling
(800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     9
  Management...........................    11
  Organization of the Trust............    12



                                         PAGE
                                         ----


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND


  The Fund is a diversified series of the Trust.

  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and
(e) any of the companies composing or affiliated with AMVESCAP PLC.


  Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.

  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in the AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be rein-vested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."

  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.

  The Fund may invest a significant portion of its assets in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the Fund's net asset value, earnings and gains and losses realized on sales of securities.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------


TABLE OF FEES AND EXPENSES


  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):


Shareholder Transaction Costs:
  Maximum sales charge on purchases (as a % of offering
     price).................................................  None
  Sales charges on reinvested distributions to
     shareholders...........................................  None
  Maximum deferred sales charges (as a % of net asset value
     at time of purchase or sale, whichever is less)........  None
  Redemption charges........................................  None
  Exchange fees.............................................  None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............  0.98%
  12b-1 distribution and service fees.......................  None
  Other expenses (after reimbursements).....................  0.49%
                                                              ----
          Total Fund Operating Expenses.....................  1.47%
                                                              ====



(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2) Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees. AIM has voluntarily agreed to limit the Fund's expenses effective January 1, 1998 (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares through May 31, 2000.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class shares.................................   $15       $47       $81       $177



  THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon appear in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended June 30, 1998, are also included in Statement of Additional Information.


                           AIM WORLDWIDE GROWTH FUND
                 (FORMERLY THE GT GLOBAL WORLDWIDE GROWTH FUND)


                                                            SIX MONTHS
                                                              ENDED                                     JUNE 1,
                                                             JUNE 30,      YEAR ENDED DECEMBER 31,      1995 TO
                                                               1998        ------------------------   DECEMBER 31,
                                                           (UNAUDITED)*       1997         1996*          1995
                                                           ------------    ----------    ----------   ------------
ADVISOR CLASS+
Per Share Operating Performance:
  Net asset value, beginning of period...................     $14.38        $ 16.81       $ 16.86       $ 15.26
                                                              ------        -------       -------       -------
  Net investment income (loss)...........................       0.05           0.12          0.09          0.03
  Net realized and unrealized gain (loss) on
     investments.........................................       1.68           1.57          1.79          2.02
                                                              ------        -------       -------       -------
  Net increase (decrease) in net asset value resulting
     from investment operations..........................       1.73           1.69          1.88          2.05
                                                              ------        -------       -------       -------
Distributions:
  Net investment income..................................         --          (0.09)           --            --
  Net realized gain on investments.......................         --          (4.03)        (1.93)        (0.45)
                                                              ------        -------       -------       -------
          Total distributions............................         --          (4.12)        (1.93)        (0.45)
                                                              ------        -------       -------       -------
Net asset value, end of period...........................     $16.11        $ 14.38       $ 16.81       $ 16.86
                                                              ======        =======       =======       =======
          Total investment return........................      11.96%(a)      10.43%        11.31%        13.46%(a)
                                                              ======        =======       =======       =======
Ratios and supplemental data:
  Net assets, end of period (in 000's)...................     $1,174        $ 2,627       $ 2,455       $ 1,693
Ratio of net investment income (loss) to average net
  assets:
  With expense reductions (b) ...........................       0.63%          0.67%         0.49%         0.29%
  Without expense reductions(b)..........................       0.63%          0.58%         0.41%         0.23%
Ratio of operating expenses to average net assets:
  With expense reductions(b).............................       1.52%          1.38%         1.37%         1.52%
  Without expense reductions(b)..........................       1.52%          1.47%         1.45%         1.58%
Portfolio turnover rate++................................         34%            92%           80%          113%
Average commission rate per share paid on portfolio
  transactions++.........................................        N/A        $0.0288       $0.0263           N/A


---------------


  +




      On June 1, 1995, the Fund began offering Advisor Class shares.



 ++



      Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


  * The selected per share data were calculated based upon average shares outstanding during the period.



 (a)



      Not annualized.


 (b)



      Annualized for periods less than one year.


N/A   Not Applicable.

                                ---------------


                                                                         AVERAGE MONTHLY
                                                    AVERAGE AMOUNT          NUMBER OF
                                  AMOUNT OF DEBT        OF DEBT        REGISTRANT'S SHARES   AVERAGE AMOUNT OF
                                  OUTSTANDING AT      OUTSTANDING          OUTSTANDING        DEBT PER SHARE
                                  END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
                                  --------------   -----------------   -------------------   -----------------
Six months ended June 30,
  1998..........................       $ --             $35,277             9,850,011             $ 0.004
Year ended December 31, 1997....       $ --             $21,918             9,622,077             $0.0023



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------


PERFORMANCE



  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.



  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVES. The Fund seeks long-term growth of capital. It seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as defined below. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Area includes the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Columbia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Portugal, Singapore, Spain, South Africa, South Korea, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, United States and Venezuela. There can be no assurance that the Fund will achieve its investment objectives.



  Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area.



  INVESTMENT POLICIES. The Fund is designed for those investors desiring to delegate equity investment decisions, including allocation of assets among the world's different markets, currency strategies and individual stock selection, to the Sub-advisor's professional team of investment specialists.


  The Fund is intended for investors seeking to complement their U.S. equity investments with a professionally managed non-U.S. portfolio. The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include:
(a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.

  Under normal circumstances, the assets of the Fund are invested in the equity securities of issuers domiciled in at least three different countries, and 20% to 60% of the Fund's assets normally are invested in the equity securities of U.S. issuers.


  The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-advisor to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.

  CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. In managing the Fund, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-advisor further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-advisor intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.



  For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-advisor's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



  The Sub-advisor allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


  In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which that Fund may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Currency Strategies" herein and the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depositary Receipts" in the Statement of Additional Information.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless spe-cifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Trustees, without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

--------------------------------------------------------------------------------


RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

  FOREIGN INVESTING. The Fund invests a significant portion of its assets in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.


  INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

  Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Fund could lose its entire investment in that market.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

  Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.

  In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.

  The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e). During the period commencing from the Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.


  PACIFIC REGION COUNTRIES. The Fund may invest significantly in this region. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.



  In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, the Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Pacific Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.



  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Trust.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



  The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administrative fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. Effective January 1, 1998, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                           PAST FIVE YEARS
-----------             ----------------------                  -------------------
Roger Yates             Portfolio Manager        Global Chief Investment Officer and Portfolio
  London                since 1996               Manager for the Sub- advisor and INVESCO GT Asset
                                                 Management PLC (London) ("GT Asset Management"),
                                                 an affiliate of the Sub-advisor, since October
                                                 1997. International Chief Investment Officer and
                                                 Portfolio Manager for the Sub-advisor and GT Asset
                                                 Management from September 1996 to October 1997.
                                                 Chief Investment Officer and Portfolio Manager for
                                                 Europe and the United Kingdom for the Sub-advisor
                                                 and GT Asset Management from 1994 to September
                                                 1996. Investment Manager for Morgan Grenfell Asset
                                                 Management from 1988 to 1994.
Michael Lindsell        Portfolio Manager        Head of Investment Strategy for Global Equities
  London                since 1997               and Portfolio Manager for the Sub-advisor and GT
                                                 Asset Management since 1996. Chief Investment
                                                 Officer for Japan and Portfolio Manager for
                                                 INVESCO GT Asset Management Asia Ltd. (Hong Kong),
                                                 an affiliate of the Sub-advisor, and the
                                                 Sub-advisor from 1992 to 1996. Director of Warburg
                                                 Asset Management (Tokyo) prior thereto.
Richard K. Collins      Portfolio Manager        Senior Equity Portfolio Manager and Managing
  New York              since 1997               Director for the Sub-advisor since April 1993.
                                                 Employed by Chancellor Capital Management, Inc., a
                                                 predecessor of the Sub-advisor from 1982 to
                                                 October 1996. Chartered Financial Analyst and
                                                 member of the Association of Investment Management
                                                 Research (AIMR) and the New York Society of
                                                 Securities Analysts.



  In placing orders for the Fund's portfolio transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

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ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series portfolios of the Company.


  From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.


  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
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INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
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HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

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TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

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SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


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EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

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HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


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DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


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GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

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                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--


Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


WWG-PRO-2

                                                                    STATEMENT OF


                                                          ADDITIONAL INFORMATION



                         CLASS A AND CLASS B SHARES OF


                           AIM WORLDWIDE GROWTH FUND
                         AIM INTERNATIONAL GROWTH FUND
                          AIM NEW PACIFIC GROWTH FUND
                             AIM EUROPE GROWTH FUND

                            AIM MID CAP EQUITY FUND

                             AIM JAPAN GROWTH FUND


                             (SERIES PORTFOLIOS OF

                               AIM GROWTH SERIES)

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77047-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON TX 77210-4739
                         OR BY CALLING (800) 347-4246.

                             ---------------------


          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998

  RELATING TO THE AIM WORLDWIDE GROWTH FUND PROSPECTUS, THE AIM INTERNATIONAL
                                  GROWTH FUND
 PROSPECTUS, THE AIM NEW PACIFIC GROWTH FUND PROSPECTUS, THE AIM EUROPE GROWTH
                                FUND PROSPECTUS,

THE AIM MID CAP EQUITY FUND PROSPECTUS AND THE AIM JAPAN GROWTH FUND PROSPECTUS

                          EACH DATED SEPTEMBER 8, 1998

                               TABLE OF CONTENTS



                                                              PAGE
INTRODUCTION................................................    4

GENERAL INFORMATION ABOUT THE FUNDS.........................    4
  The Trust and Its Shares..................................    4

INVESTMENT OBJECTIVES AND POLICIES..........................    5
  Selection of Investments..................................    5
  Investment in Other Investment Companies..................    5
  Samurai and Yankee Bonds..................................    5
  Depositary Receipts.......................................    5
  Warrants or Rights........................................    6
  Lending of Portfolio Securities...........................    6
  Commercial Bank Obligations...............................    6
  Repurchase Agreements.....................................    7
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................    7
  Temporary Defensive Strategies............................    8

OPTIONS, FUTURES AND CURRENCY STRATEGIES....................    8
  Special Risks of Options, Futures and Currency
     Strategies.............................................    8
  Writing Call Options......................................    8
  Writing Put Options.......................................    9
  Purchasing Put Options....................................   10
  Purchasing Call Options...................................   10
  Index Options.............................................   11
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................   12
  Options on Futures Contracts..............................   14
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................   14
  Forward Contracts.........................................   14
  Foreign Currency Strategies -- Special Considerations.....   15
  Cover.....................................................   16

RISK FACTORS................................................   16
  Illiquid Securities.......................................   16
  Foreign Securities........................................   17
  Debt Securities...........................................   21

INVESTMENT LIMITATIONS......................................   21

EXECUTION OF PORTFOLIO TRANSACTIONS.........................   23
  Portfolio Trading and Turnover............................   24

MANAGEMENT..................................................   25
  Trustees and Executive Officers...........................   25
  Investment Management and Administration Services.........   27
  Expenses of the Funds.....................................   27

THE DISTRIBUTION PLANS......................................   28
  The Class A Plan..........................................   28
  The Class B Plan..........................................   28
  Both Plans................................................   28

THE DISTRIBUTOR.............................................   31

NET ASSET VALUE DETERMINATION...............................   32

                                                              PAGE
HOW TO PURCHASE AND REDEEM SHARES...........................   32

QUALIFYING FOR A REDUCED FRONT-END SALES CHARGE.............   34

PROGRAMS AND SERVICES FOR SHAREHOLDERS......................   34

DIVIDEND ORDER..............................................   34

TAXES.......................................................   34
  General...................................................   34
  Foreign Taxes.............................................   35
  Passive Foreign Investment Companies......................   35
  Non-U.S. Shareholders.....................................   36
  Options, Futures and Foreign Currency Transactions........   36

MISCELLANEOUS INFORMATION...................................   36
  Custodian.................................................   37
  Transfer Agency and Accounting Agency Services............   37
  Independent Accountants...................................   37
  Shareholder Liability.....................................   37
  Names.....................................................   37
  Control Persons and Principal Holders of Securities.......   38

INVESTMENT RESULTS..........................................   40
  Total Return Quotations...................................   40
  Performance Information...................................   45

APPENDIX....................................................   47
  Description of Bond Ratings...............................   47
  Description of Commercial Paper Ratings...................   48
  Absence of Ratings........................................   48

FINANCIAL STATEMENTS........................................   FS

                                  INTRODUCTION



  This Statement of Additional Information relates to the Class A and Class B shares of AIM Worldwide Growth Fund ("Worldwide Fund"), AIM International Growth Fund ("International Fund"), AIM New Pacific Growth Fund ("Pacific Fund"), AIM Europe Growth Fund ("Europe Fund"), AIM Mid Cap Equity Fund formerly, AIM Mid Cap Growth Fund ("Mid Cap Fund") and AIM Japan Growth Fund ("Japan Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company.



  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-advisor") serves as the investment sub-advisor of and sub-administrator for Worldwide Fund, International Fund, Pacific Fund, Europe Fund and Japan Fund.



  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Worldwide Fund is included in a Prospectus dated September 8, 1998, for International Fund is included in a separate Prospectus dated September 8, 1998, for Pacific Fund is included in a separate Prospectus dated September 8, 1998, for Europe Fund is included in a separate Prospectus dated September 8, 1998, for Mid Cap Fund is included in a separate Prospectus dated September 8, 1998, and for Japan Fund is included in a separate Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE FUNDS


THE TRUST AND ITS SHARES


  The Trust previously operated under the name G.T. Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 29, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios; each of the six Funds, AIM Small Cap Growth Fund formerly know as AIM Small Cap Equity Fund, and AIM Basic Value Fund formerly known as AIM America Value Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998, is that of the series of G.T. Global Growth Series.


  This Statement of Additional Information relates solely to the Class A and B shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.


  Class A, Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.



  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

                       INVESTMENT OBJECTIVES AND POLICIES


SELECTION OF INVESTMENTS


  In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, AIM and/or the Sub-advisor ordinarily consider the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



  In analyzing companies for investment by each Fund, AIM and/or the Sub-advisor ordinarily look for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.



  At this time, AIM and/or the Sub-advisor are not aware of the existence of any investment or exchange control regulations that might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, AIM and/or the Sub-advisor do not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


  With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM and/or the Sub-advisor or their affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in part, each Fund may purchase shares of a closed-end investment company unless: (a) such a purchase would cause a Fund to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless AIM and/or the Sub-advisor determine that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, AIM and/or the Sub-advisor waive their advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.


SAMURAI AND YANKEE BONDS


  The International Fund, the Japan Fund, the Pacific Fund and the Worldwide Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Worldwide Fund and the Mid Cap Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments that are members of the Organization for Economic Cooperation and Development or have AAA ratings. None of the Funds has invested in Samurai or Yankee bonds since 1982.


DEPOSITARY RECEIPTS


  Each Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in both sponsored and unsponsored ADRs.


WARRANTS OR RIGHTS


  Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.


LENDING OF PORTFOLIO SECURITIES


  For the purpose of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Funds will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by AIM and/or the Sub-advisor to be of good standing and will not be made unless, in the judgment of AIM and/or the Sub-advisor, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS


  For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS


  A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by AIM and/or the Sub-advisor to present minimal credit risks in accordance with guidelines approved by the Trust's Board of Trustees (the "Board"). AIM and/or the Sub-advisor reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


  A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS


  Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.


  Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Trust's Board of Trustees. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.


  Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will segregate with a custodian, liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

TEMPORARY DEFENSIVE STRATEGIES


  Money market instruments in which the Funds may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), at the time of investment or, if unrated, deemed by the Sub-advisor to be of comparable quality.



                    OPTIONS, FUTURES AND CURRENCY STRATEGIES


SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


          (1) Successful use of most of these instruments depends upon AIM and/or the Sub-advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While AIM and/or the Sub-advisor are experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because AIM and/or the Sub-advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


          (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS


  A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of AIM and/or the Sub-advisor, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.


  The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, AIM and/or the Sub-advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

  The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS

  The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


  A Fund generally would write put options in circumstances where AIM and/or the Sub-advisor wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS

  Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

  A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

  A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

  Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  Each Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

  Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.


  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless AIM and/or the Sub-advisor believe that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


  The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options.

When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  A Fund may enter into interest rate, currency or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.

  The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures

Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

  The Funds' Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to protect a Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.

FORWARD CONTRACTS

  A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Trust's Board of Trustees.

  Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


  A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket or currencies, the values of which AIM and/or the Sub-advisor believe will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


  The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

ILLIQUID SECURITIES

  A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, the Trust's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Trust's Board has delegated the function of making day-to-day determinations of liquidity to AIM and/or the Sub-advisor in accordance with procedures approved by the Board. AIM and/or the Sub-advisor take into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) AIM and/or the Sub-advisor monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Trust's Board of Trustees. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, AIM and/or the Sub-advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


FOREIGN SECURITIES

  Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

  Religious, Political and Ethnic Instability. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of its assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Fund (other than the Mid Cap Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, AIM and/or the Sub-advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

  Currency Fluctuations. Because each Fund, other than the Mid Cap Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, it may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

  Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.


  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. AIM and/or the Sub-advisor will consider such difficulties when determining the allocation of each Fund's assets, although AIM and/or the Sub-advisor do not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.


  The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) obtaining and enforcing judgments against such custodians.

  Withholding Taxes. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

  Concentration. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


  Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Australia, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. AIM and/or the Sub-advisor believe that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody;
(2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends and on a Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and may follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt that may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Pacific Region Countries. Many Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and
(v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.

  In China, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea and Thailand, government regulation or a company's charter may limit the maximum foreign aggregate ownership of equity in the company. South Korea generally prohibits foreign investment in won-denominated debt securities, and Sri Lanka prohibits foreign investment in government debt securities. South Korea prohibits foreign investment in specified telecommunications companies, and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services. In the Philippines, a Fund may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in China, a Fund may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in China. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars, and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars.

  If, because of restrictions on repatriation or conversion of funds, a Fund were unable to timely distribute substantially all of its net investment income and net capital gains, the Fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, it would become subject to federal income tax on all of its income and net gains.

  Several Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

  The economies of most Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

  Few of the Pacific region countries have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. In several Pacific region countries, the leadership ability of the government has suffered as a result of recent corruption scandals. Disparities of wealth, among other factors, have also led to social unrest in some of the Asia Pacific region countries, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan, and Sri Lanka, for example, have created social, economic and political problems. Such problems also have occurred in other regions.


  Starting in mid-1997, some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. While the currency crisis diminished prospects for short-term corporate earnings growth, AIM and/or the Sub-advisor believe that high interest rate levels may force governments and corporations to restructure the financial sector in a manner that may facilitate a return to high levels of long-term economic activity.


  China assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

  In addition, there is continuing risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

  Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would take steps to support the currency, though the taking of such steps cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  Special Considerations Affecting Emerging Markets. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

  Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging markets there may be share registration and delivery delays or failures.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

DEBT SECURITIES


  Each Fund is permitted to purchase investment grade debt securities. In selecting debt securities for investment, AIM and/or the Sub-advisor review and monitor the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Fund is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO, but that AIM and/or the Sub-advisor determine to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.



  Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. AIM and/or the Sub-advisor will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Appendix" herein.


                             INVESTMENT LIMITATIONS

  Each Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Fund. No Fund may:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

          (6) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

          (7) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the concentration policy contained in limitation (7) above, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organization are considered to be securities of issuers in the same industry.

  The following investment limitations of each Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. Each Fund may not:

          (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

          (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Fund's total assets;

          (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (5) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.


  Investors should refer to each Fund's prospectus for further information with respect to that particular Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                      EXECUTION OF PORTFOLIO TRANSACTIONS


  Subject to policies established by the Trust's Board of Trustees, AIM and/or the Sub-advisor are responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing transactions, AIM and/or the Sub-advisor seek the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although AIM and/or the Sub-advisor generally seek reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



  Consistent with the interests of the Funds, AIM and/or the Sub-advisor may select brokers to execute the Funds' portfolio transactions on the basis of the research services they provide to AIM and/or the Sub-advisor for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by AIM and/or the Sub-advisor under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that AIM and/or the Sub-advisor determine in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of AIM and/or the Sub-advisor to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.



  The Sub-advisor may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as transfer agent and custodian fees.



  Investment decisions for each Fund and for other investment accounts managed by AIM and/or the Sub-advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases AIM and/or the Sub-advisor believe that coordination and the ability to participate in volume transactions will be beneficial to the Funds.



  Under a policy adopted by the Trust's Board of Trustees, and subject to the policy of obtaining the best net results, AIM and/or the Sub-advisor may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the Sub-adviser serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.


  Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.


  Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-advisor. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


  The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


  For the fiscal year ended December 31, 1995, the Europe Fund paid to GT Bank in Liechtenstein AG and GT Bank in Liechtenstein (Zurich), each of which was an "affiliated" broker as defined in the 1940 Act, aggregate brokerage commissions of $9,529 and $16,250, respectively, for transactions involving purchases and sales of portfolio securities.

  For the fiscal year ended December 31, 1995, the International Fund paid to GT Bank in Liechtenstein AG aggregate brokerage commissions of $1,475 for transactions involving purchases and sales of portfolio securities which represented 0.08% of the total brokerage commissions paid by the International Fund and less than 0.01% of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the International Fund paid to GT Bank in Liechtenstein (Deutschland) Gmbh and GT Bank in Liechtenstein AG aggregate brokerage commissions of $6,284 and $8,378, respectively, for transactions involving purchases and sales of portfolio securities which represented 0.09% and 0.50%, respectively, of the total brokerage commissions paid by the International Fund, and 0.08% and 0.94%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the Worldwide Fund paid to GT Bank in Liechtenstein (Deutschland) Gmbh aggregate brokerage commissions of $361.87 for transactions involving purchases and sales of portfolio securities which represented less than 0.01% of the total brokerage commissions paid by the Worldwide Fund, and less than 0.01% of the aggregate dollar amount of transactions involving payment of commissions by the Worldwide Fund.

  For the fiscal year ended December 31, 1997, no payments were made to affiliated brokers.

  Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:

FUND                                                   1997         1996         1995
----                                                ----------   ----------   ----------
Mid Cap Fund......................................  $2,193,539   $2,760,768   $  878,569
Europe Fund.......................................  $2,217,385   $2,711,139   $3,877,784
International Fund................................  $  874,443   $1,496,178   $1,889,228
Japan Fund........................................  $  218,841   $  253,623   $  440,117
Pacific Fund......................................  $2,767,789   $5,151,533   $3,310,887
Worldwide Fund....................................  $  578,365   $  792,165   $1,007,167

PORTFOLIO TRADING AND TURNOVER


  Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever AIM and/or the Sub-advisor believe it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio sales, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when AIM and/or the Sub-advisor deem portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The portfolio turnover rates for the fiscal years ended December 31, 1997 and 1996 were as follows:


FUND                                                          1997   1996
----                                                          ----   ----
Mid Cap Fund................................................  190%   253%
Europe Fund.................................................  107%   123%
International Fund..........................................   72%    74%
Japan Fund..................................................   58%    31%
Pacific Fund................................................   80%    93%
Worldwide Fund..............................................   92%    80%

                                   MANAGEMENT



TRUSTEES AND EXECUTIVE OFFICERS


  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITIONS HELD WITH REGISTRANT  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------
 *ROBERT H. GRAHAM (51)       Trustee, Chairman of the Board  Director, President and Chief Executive
                              and President                   Officer, A I M Management Group, Inc.;
                                                              Director and President, A I M Management
                                                              Group Inc.; Director and President,
                                                              A I M Advisors, Inc.; Director and
                                                              Senior Vice President, A I M Capital
                                                              Management, Inc., A I M Distributors,
                                                              Inc., A I M Fund Services, Inc. and Fund
                                                              Management Company; and Director,
                                                              AMVESCAP, PLC.
------------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)       Trustee                         President, Plantagenet Capital
 220 Sansome Street                                           Management, LLC (an investment
 Suite 400                                                    partnership); Chief Executive Officer,
 San Francisco, CA 94104                                      Plantagenet Holdings, Ltd. (an
                                                              investment banking firm); Director,
                                                              Anderson Capital Management, Inc. since
                                                              1988; Director, PremiumWear, Inc.
                                                              (formerly Munsingwear, Inc.) (a casual
                                                              apparel company); Director, "R" Homes,
                                                              Inc. and various other companies; and
                                                              Trustee, each of the other investment
                                                              companies registered under the 1940 Act
                                                              that is sub-advised or sub-administered
                                                              by the Sub-advisor.
------------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)         Trustee                         Partner law firm of Baker & McKenzie;
 Two Embarcadero Center                                       Director and Chairman, C.D. Stimson
 Suite 2400                                                   Company (a private investment company);
 San Francisco, CA 94111                                      and Trustee, each of the other
                                                              investment companies registered under
                                                              the 1940 Act that is sub-advised or
                                                              sub-administered by the Sub-advisor.
------------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (54)     Trustee                         Managing Partner, Accel Partners (a
 428 University Avenue                                        venture capital firm); Director, Viasoft
 Palo Alto, CA 94301                                          and PageMart, Inc. (both public software
                                                              companies), and several other privately
                                                              held software and communications
                                                              companies; and Trustee, each of the
                                                              other investment companies registered
                                                              under the 1940 Act that is sub-advised
                                                              or sub-administered by the Sub-advisor.
------------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (63)         Trustee                         Private investor; President, Quigley
 1055 California Street                                       Friedlander & Co., Inc. (a financial
 San Francisco, CA 94108                                      advisory services firm) from 1984 to
                                                              1986; and Trustee, each of the other
                                                              investment companies registered under
                                                              the 1940 Act that is sub-advised or
                                                              sub-administered by the Sub-advisor.
------------------------------------------------------------------------------------------------------
 JOHN J. ARTHUR (53)                                          Director, Senior Vice President and
 Vice President                                               Treasurer, A I M Advisors, Inc.; Vice
                                                              President and Treasurer, A I M
                                                              Management Group Inc., A I M Capital
                                                              Management, Inc., A I M Distributors,
                                                              Inc., A I M Fund Services, Inc. and Fund
                                                              Management Company.
------------------------------------------------------------------------------------------------------


---------------


* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the
  1940 Act.

------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITIONS HELD WITH REGISTRANT  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (53)      Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street         Accounting Officer              Accounting, the Sub-advisor since 1997;
 San Francisco, CA 94111                                      Vice President -- Mutual Fund
                                                              Accounting, the Sub-advisor from 1992 to
                                                              1997.
------------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)         Vice President                  Vice President and Chief Compliance
                                                              Officer, A I M Advisors, Inc., A I M
                                                              Capital Management, Inc., A I M
                                                              Distributors, Inc., A I M Fund Services,
                                                              Inc. and Fund Management Company.
------------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)            Vice President                  Director and President, A I M Capital
                                                              Management, Inc.; Director and Senior
                                                              Vice President, A I M Management Group
                                                              Inc. and A I M Advisors, Inc.; and
                                                              Director, A I M Distributors, Inc. and
                                                              AMVESCAP PLC.
------------------------------------------------------------------------------------------------------
 HELGE K. LEE (52)            Vice President and Secretary    Chief Legal and Compliance
 50 California Street                                         Officer -- North America, the
 San Francisco, CA 94111                                      Sub-advisor since October 1997;
                                                              Secretary and Chief Legal and Compliance
                                                              Officer, INVESCO (NY) Asset Management,
                                                              Inc., INVESCO (NY), Inc., GT Global
                                                              Investor Services, Inc. and G.T.
                                                              Insurance since August 1997; Secretary
                                                              and Chief Legal and Compliance Officer,
                                                              GT Global from August 1997 to April
                                                              1998; Executive Vice President of the
                                                              Asset Management Division of
                                                              Liechtenstein Global Trust AG, from
                                                              October 1996 to May 1998; Senior Vice
                                                              President, General Counsel and Secretary
                                                              of INVESCO (NY) Asset Management, Inc.,
                                                              INVESCO (NY), Inc., GT Global, GT Global
                                                              Investor Services, Inc. and G.T.
                                                              Insurance from May 1994 to October 1996;
                                                              and Senior Vice President, General
                                                              Counsel and Secretary of
                                                              Strong/Corneliuson Management, Inc. and
                                                              Secretary of each of the Strong Funds
                                                              from October 1991 to May 1994.
------------------------------------------------------------------------------------------------------
 CAROL F. RELIHAN+ (43)       Vice President                  Director, Senior Vice President, General
                                                              Counsel and Secretary, A I M Advisors,
                                                              Inc.; Vice President, General Counsel
                                                              and Secretary, A I M Management Group
                                                              Inc.; Director, Vice President and
                                                              General Counsel, Fund Management
                                                              Company; Vice President and General
                                                              Counsel, A I M Fund Services, Inc.; and
                                                              Vice President, A I M Capital
                                                              Management, Inc. and A I M Distributors,
                                                              Inc.
------------------------------------------------------------------------------------------------------
 DANA R. SUTTON (39)          Vice President and Assistant    Vice President and Fund Controller,
                              Treasurer                       A I M Advisors, Inc.; and Assistant Vice
                                                              President and Assistant Treasurer, Fund
                                                              Management Company.
------------------------------------------------------------------------------------------------------


---------------


+ Mr. Arthur and Ms. Relihan are married to each other.



  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of AIM and/or the Sub-advisor or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Trust. For the fiscal year ended December 31, 1997, the Trust paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM and/or the Sub-advisor or any affiliated company, total compensation of $19,276, $20,044, $16,350 and $18,203, respectively, for their services as Trustees. For the year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM and/or the Sub-advisor or any other affiliated company, received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-advisor for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of May 7, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund.



INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES



  AIM serves as the investment manager and administrator to each Fund under an investment management and administration contract ("Management Contract") between the Trust and AIM. The Sub-advisor serves as the sub-adviser and sub-administrator to each of Worldwide Fund, International Fund, Pacific Fund, Europe Fund and Japan Fund under a sub-advisory and sub-administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and/or the Sub-advisor make all investment decisions for each Fund and administer each Fund's affairs. Among other things, AIM and/or the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Funds and provide suitable office space and necessary small office equipment and utilities.



  The Management Contracts may be renewed for additional one-year terms with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940
Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940
Act), cast in person at a meeting called for the specific purpose of voting on such approval. With respect to any Fund, either the Trust or each of AIM or the Sub-advisor may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).



  The amounts of investment management and administration fees paid by each Fund to the Sub-advisor during the Funds' three most recent fiscal years were as follows:


                       FUND                            1997         1996         1995
                       ----                         ----------   ----------   ----------
Mid Cap Fund......................................  $3,999,732   $4,982,969   $4,425,913
Europe Fund.......................................  $5,228,246   $5,416,280   $6,161,265
International Fund................................  $2,309,873   $3,034,522   $4,027,923
Japan Fund........................................  $1,017,788   $1,367,702   $1,167,576
Pacific Fund......................................  $3,736,264   $5,260,774   $5,176,333
Worldwide Fund....................................  $1,619,691   $1,885,798   $2,050,983


EXPENSES OF THE FUNDS



  Each Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees, generally are higher for non-U.S. securities. The allocation of general Trust expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.


                             THE DISTRIBUTION PLANS
THE CLASS A PLAN

  The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). The Class A Plan provides that the Class A shares pay 0.35% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Of such amounts, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class A shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class A shares. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A Plan.


THE CLASS B PLAN



  The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.



BOTH PLANS



  Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.


  Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

  Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

  Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

  Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

  AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.


  Prior to June 1, 1998, the Trust had adopted a different Rule 12b-1 plan, that operated as a "reimbursement-type" plan (the "Prior Plan"). The information provided below relates to payments made under the Prior Plan, which provided for payments to GT Global Inc., the distributor of the Funds at the time the Prior Plan was in effect.


  For the fiscal year ended December 31, 1997, each Fund paid the following amounts under the Prior Plan:


                                                                                    % OF CLASS
                                                                                   AVERAGE DAILY
                                                                                    NET ASSETS
                                                                                 -----------------
                                                        CLASS A      CLASS B     CLASS A   CLASS B
                                                       ----------   ----------   -------   -------
Worldwide Fund.......................................  $  400,318   $  496,417    0.35%     1.00%
International Fund...................................  $  607,400   $  625,899    0.35%     1.00%
Pacific Fund.........................................  $  942,945   $1,119,211    0.35%     1.00%
Europe Fund..........................................  $1,554,410   $  910,363    0.35%     1.00%
Mid Cap Fund.........................................  $  958,593   $2,781,908    0.35%     1.00%
Japan Fund...........................................  $  212,419   $  317,148    0.35%     1.00%



  Actual fees by category paid by each Fund with regard to the Class A shares during the year ended December 31, 1997 follows:



                                 WORLDWIDE   INTERNATIONAL   PACIFIC      EUROPE     MID CAP     JAPAN
                                   FUND          FUND          FUND        FUND        FUND       FUND
                                 ---------   -------------   --------   ----------   --------   --------
CLASS A
  Compensation to Underwriters
     to partially offset other
     marketing expenses........  $114,377      $173,543      $269,413   $  444,117   $273,884   $ 60,691
  Compensation to Dealers
     including finder's fees...  $285,941      $433,857      $673,532   $1,110,293   $684,709   $151,728

  Actual fees by category paid by each Fund with regard to the Class B Shares during the year ended December 31, 1997 as follows:



                                 WORLDWIDE   INTERNATIONAL   PACIFIC     EUROPE     MID CAP      JAPAN
                                   FUND          FUND          FUND       FUND        FUND        FUND
                                 ---------   -------------   --------   --------   ----------   --------
CLASS B
  Compensation to Underwriters
     to partially offset
     upfront dealer commissions
     and other marketing
     costs.....................  $372,313      $469,424      $839,408   $632,772   $2,086,431   $237,861
  Compensation to Dealers......  $124,104      $156,475      $279,803   $227,591   $  695,431   $ 79,287


  The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

  As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.

  The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Unless terminated earlier in accordance with their terms, the Plans continue in effect until May 29, 1999 and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.



  The Plans may be terminated by the vote of a majority of the Qualified Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


  Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

  The principal differences between the Class A Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.35% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors and its predecessor, GT Global, Inc. unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                THE DISTRIBUTOR


  Information concerning AIM Distributors and the continuous offering of the Fund's shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." Master Distribution Agreements with AIM Distributors relating to the Class A and Class B shares of the Funds were approved by the Board of Trustees on May 7, 1998. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."


  The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

  AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.


  The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset based distribution fees and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global, Inc., the Trust's distributor prior to June 1, 1998, for the fiscal year ended December 31, 1997.


                                                               SALES      AMOUNT
                                                              CHARGES    RETAINED
                                                              --------   --------
                                                                     1997
                                                                     ----
Worldwide Fund..............................................  $ 43,631   $ 8,456
International Fund..........................................  $ 50,120   $11,166
Pacific Fund................................................  $145,896   $21,605
Europe Fund.................................................  $ 70,428   $ 4,461
Mid Cap Fund................................................  $170,104   $38,700
Japan Fund..................................................  $ 62,977   $23,200

  The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal year ended December 31, 1997, 1996 and 1995 for Class A and Class B shares:



                                                       1997         1996          1995
                                                    ----------   ----------    ----------
Worldwide Fund....................................  $  275,669     $261,030     $260,049
International Fund................................  $  358,415     $365,535     $329,959
Pacific Fund......................................  $  936,835     $665,740     $758,951
Europe Fund.......................................  $  516,795     $382,130     $510,319
Mid Cap Fund......................................  $2,340,777   $1,941,095     $925,863
Japan Fund........................................  $  284,394     $349,093     $213,714



                         NET ASSET VALUE DETERMINATION



  The net asset value per share of each Fund is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of each Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.


  Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis or amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund.



                       HOW TO PURCHASE AND REDEEM SHARES



  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."



  The sales charge normally deducted on purchases of Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required),

AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth in the Funds' Prospectuses. In addition, the Funds offer programs such as Right of Accumulation and Letter of Intent, which are described in the prospectuses, and are designed to permit investors to aggregate purchases of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM
Funds -- Reductions in Initial Sales Charges" in the prospectuses.



  Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily;
(5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code;
(10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



  Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.



  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the prospectuses under the heading "Exchange Privilege."


  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS") of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.


                QUALIFYING FOR A REDUCED FRONT-END SALES CHARGE



  As described in the Prospectus, the front-end sales charge for Class A shares is calculated by multiplying an investor's total investment by the applicable sales charge rate. The applicable rate varies with the amount invested. The Funds offer programs such as Right of Accumulation and Letter of Intent, which are described in the Prospectus, and are designed to permit investors to aggregate purchases of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges" in the Prospectus.



                     PROGRAMS AND SERVICES FOR SHAREHOLDERS



  The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800)959-4246.



                                 DIVIDEND ORDER



  Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To affect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc. P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.



                                     TAXES


GENERAL

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Diversification Requirements.

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES

  Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES

  Each Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.

  If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

  Each Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

  Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but no more than 18 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.

  If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.


  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.



                           MISCELLANEOUS INFORMATION



  AIM was organized in 1976, and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

CUSTODIAN

  State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Trust to be held in separate accounts outside the United States in the custody of non-U.S. banks.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES



  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective at September 8, 1998. The Sub-advisor also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997, the accounting services fees paid by the Mid Cap Fund, Europe Fund, International Fund, Japan Fund, Pacific Fund, and Worldwide Fund were $79,918, $173,767 and $142,274; $62,660, $139,442 and $138,072;
$40,655, $77,934 and $59,416; $14,483, $35,119 and $26,210; $53,724, $135,182
and $99,321; and $22,092, $48,430 and $41,680, respectively.


INDEPENDENT ACCOUNTANTS


  The Trust's and the Funds' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Trust and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.



  The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


SHAREHOLDER LIABILITY


  Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


NAMES

  Prior to May 29, 1998, AIM New Pacific Growth Fund operated under the name of GT Global New Pacific Growth Fund; AIM Europe Growth Fund operated under the name GT Global Europe Growth Fund; AIM Japan Growth Fund operated under the name of GT Global Japan Growth Fund; AIM International Growth Fund operated under the name of GT Global International Growth Fund; AIM Worldwide Growth Fund operated under the name of GT Global Worldwide Growth Fund and AIM Mid Cap Growth Fund operated under the name of GT Global America Mid Cap Growth Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



   As of August 10, 1998, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of the Trust.



  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of August 10, 1998, and the percentage of the outstanding shares held by such holders are set forth below.



                                                                                                PERCENT
                                                                                   PERCENT      OWNED OF
                                                                                   OWNED OF    RECORD AND
FUND                                           NAME AND ADDRESS OF OWNER           RECORD*    BENEFICIALLY
----                                           -------------------------           --------   ------------
Europe Growth Fund -- Advisor Class    Charles Schwab & Co. Inc.                    50.99%        -0-
                                       For the Excl Benef of Our Custs
                                       Reinvest Account
                                       101 Montgomery St.
                                       San Francisco, CA 94104-4122
                                       Attn: Mutual Funds
                                       MLPF&S for the Sole Benefit of Its           14.67%        -0-
                                       Customers, Security #
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Europe Growth Fund -- Class A          MLPF&S for the Sole Benefit of Its           13.71%        -0-
                                       Customers, Security #974U7
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
International Fund -- Advisor Class    G.T. Capital Holdings, Inc. 401(k) FBO        7.93%        -0-
                                       Account: 565-59-1255
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources
                                       G.T. Capital Holdings, Inc. 401(k) FBO        7.14%        -0-
                                       Account: 217646674
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources
                                       G.T. Capital Holdings, Inc. 401(k) FBO        5.98%        -0-
                                       Account: 545914793
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources
                                       G.T. Capital Holdings, Inc. 401(k) P/S        5.82%        -0-
                                       A/C 105 34 1352 P
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources
                                       G.T. Capital Holdings, Inc. 401(k) FBO        5.58%        -0-
                                       Account: 562-04-5693
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources


---------------


* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                                PERCENT
                                                                                   PERCENT      OWNED OF
                                                                                   OWNED OF    RECORD AND
FUND                                           NAME AND ADDRESS OF OWNER           RECORD*    BENEFICIALLY
----                                           -------------------------           --------   ------------
                                       G.T. Capital Holdings, Inc. 401(k) FBO        5.47%        -0-
                                       Account: 546-33-3477
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources
                                       Charles Schwab & Co. Inc.                    67.51%        -0-
                                       For the Excl Benef of Our Custs
                                       Reinvest Account
                                       101 Montgomery St.
                                       San Francisco, CA 94104-4122
                                       Attn: Mutual Funds
Mid Cap Equity Fund -- Class A         MLPF&S for the Sole Benefit of its           11.15%        -0-
                                       Customers, Security #974U8
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Pacific Fund -- Advisor Class          Wells Fargo Bank NA TTEE FBO                  28.04        -0-
                                       LGT Asset Management AC 5000201000
                                       Serp Prft Shr Plan ###-##-####
                                       P O Box 9800 MAC 9137-027
                                       Calabasas, CA 91372-0800
                                       G.T. Capital Holdings, Inc. 401(k) FBO       10.31%        -0-
                                       Account: 045462854
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources
Pacific Fund -- Class A                MLPF&S for the Sole Benefit of its            5.71%        -0-
                                       Customers, Security #97043
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Japan Fund -- Advisor Class            Donaldson Lufkin Jennette Securities         56.36%        -0-
                                       Corp. Inc.
                                       P.O. Box 2052
                                       Jersey City, New Jersey 87303-2052
                                       MLPF&S for the Sole Benefit of Its            6.24%        -0-
                                       Customers, Security #97K48
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Japan Growth Fund -- Class A           MLPF&S for the Sole Benefit of Its           12.54%        -0-
                                       Customers, Security #974U9
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484


---------------


* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                                PERCENT
                                                                                   PERCENT      OWNED OF
                                                                                   OWNED OF    RECORD AND
FUND                                           NAME AND ADDRESS OF OWNER           RECORD*    BENEFICIALLY
----                                           -------------------------           --------   ------------
Worldwide Growth Fund -- Advisor       GT Cap Holdings, Inc. 401(k) FBO              5.42%        -0-
  Class                                Acct #548985183
                                       Attn: Human Resources
                                       50 California St. 27th Floor
                                       San Francisco, CA 94111-4624
                                       GT Cap Holdings, Inc. 401(k) PS               5.21%        -0-
                                       FBO A/C 548 98 5183 P
                                       Attn: Human Resources
                                       50 California St. 27th Floor
                                       San Francisco, CA 94111-4624
Worldwide Growth Fund -- Class A       MLPF&S for the Sole Benefit of Its            6.96%        -0-
                                       Customers, Security #974W0
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484


---------------


* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return, as described in the Prospectus, is as follows:


                                 P(1+T)(n)=ERV



    Where  P      =   a hypothetical initial payment of $1,000.
           T      =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                      portion of such period).


  The standardized returns for the Class A and Class B shares of the Mid Cap Fund, stated as average annualized total returns for the periods shown, were:


                                                              MID CAP FUND   MID CAP FUND
PERIOD                                                         (CLASS A)      (CLASS B)
------                                                        ------------   ------------
Fiscal year ended December 31, 1997.........................      7.77%          8.35%
For the five years ended December 31, 1997..................     13.99%           N/A
For the ten years ended December 31, 1997...................     17.03%           N/A
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................       N/A          17.00%
June 9, 1987 (commencement of operations) through December
  31, 1997..................................................     14.36%           N/A

  The standardized returns for the Class A and Class B shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:


                                                              EUROPE FUND   EUROPE FUND
PERIOD                                                         (CLASS A)     (CLASS B)
------                                                        -----------   -----------
Fiscal year ended December 31, 1997.........................      5.08%         5.55%
For the five years ended December 31, 1997..................     10.78%          N/A
For the ten years ended December 31, 1997...................      7.49%          N/A
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................       N/A         10.37%


  The standardized returns for the Class A and Class B shares of the International Fund, stated as average annualized total returns for the periods shown, were:


                                                              INTERNATIONAL   INTERNATIONAL
                                                                  FUND            FUND
PERIOD                                                          (CLASS A)       (CLASS B)
------                                                        -------------   -------------
Fiscal year ended December 31, 1997.........................      2.54%           3.47%
For the five years ended December 31, 1997..................      7.58%            N/A
For the ten years ended December 31, 1997...................      8.10%            N/A
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................       N/A            6.90%


  The standardized returns for the Class A and Class B shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:


                                                              JAPAN FUND   JAPAN FUND
PERIOD                                                        (CLASS A)    (CLASS B)
------                                                        ----------   ----------
Fiscal year ended December 31, 1997.........................    (13.05)%     (12.99)%
For the five years ended December 31, 1997..................      3.13%         N/A
For the ten years ended December 31, 1997...................      2.19%         N/A
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................       N/A         0.86%


  The standardized returns for the Class A and Class B shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:

                                                              PACIFIC FUND   PACIFIC FUND
PERIOD                                                         (CLASS A)      (CLASS B)
------                                                        ------------   ------------
Fiscal year ended December 31, 1997.........................     (47.31)%       (47.11)%
For the five years ended December 31, 1997..................      (2.61)%          N/A
For the ten years ended December 31, 1997...................       4.01%           N/A
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................        N/A          (4.37)%

  The standardized returns for the Class A and Class B shares of the Worldwide Fund, stated as average annualized total returns for the periods shown, were:


                                                              WORLDWIDE   WORLDWIDE
                                                                FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)
------                                                        ---------   ---------
Fiscal year ended December 31, 1997.........................     3.97%       5.02%
For the five years ended December 31, 1997..................     8.84%        N/A
For the ten years ended December 31, 1997...................    10.26%        N/A
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................      N/A        7.79%
June 9, 1987 (commencement of operations) through December
  31, 1997..................................................     8.42%        N/A

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:


                                 P(1+U)(n)=ERV


     P  = a hypothetical initial payment of $1,000.

  Where

     U = average annual total return assuming payment of only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.

     n  = number of years.

     ERV= ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

The average annual non-standardized returns for the Class A and Class B shares of the Mid Cap Fund, stated as average annualized total returns for the periods shown, were:

                                                              MID CAP FUND   MID CAP FUND
PERIOD                                                         (CLASS A)      (CLASS B)
------                                                        ------------   ------------
Fiscal year ended December 31, 1997.........................     14.05%         13.35%
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................       N/A          17.23%
June 9, 1987 (commencement of operations) through December
  31, 1997..................................................     14.97%           N/A

  The average annual non-standardized returns for the Class A and Class B shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:

                                                              EUROPE FUND   EUROPE FUND
PERIOD                                                         (CLASS A)     (CLASS B)
------                                                        -----------   -----------
Fiscal year ended December 31, 1997.........................     11.20%        10.55%
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................       N/A         10.66%
July 19, 1985 (commencement of operations) through December
  31, 1997..................................................     12.77%          N/A

  The average annual non-standardized returns for the Class A and Class B shares of the International Fund, stated as average annualized total returns for the periods shown, were:

                                                              INTERNATIONAL   INTERNATIONAL
                                                                  FUND            FUND
PERIOD                                                          (CLASS A)       (CLASS B)
------                                                        -------------   -------------
Fiscal year ended December 31, 1997.........................       8.51%          7.71%
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................        N/A           7.18%
July 19, 1985 (commencement of operations) through December
  31, 1997..................................................      13.21%           N/A

  The average annual non-standardized returns for the Class A and Class B shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:

                                                              JAPAN FUND   JAPAN FUND
PERIOD                                                        (CLASS A)    (CLASS B)
------                                                        ----------   ----------
Fiscal year ended December 31, 1997.........................    (7.99)%      (8.42)%
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................      N/A         1.22%
July 19, 1985 (commencement of operations) through December
  31, 1997..................................................    11.78%         N/A

  The average annual non-standardized returns for the Class A and Class B shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:


                                                              PACIFIC FUND   PACIFIC FUND
PERIOD                                                         (CLASS A)      (CLASS B)
------                                                        ------------   ------------
Fiscal year ended December 31, 1997.........................     (44.25)%       (44.65)%
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................        N/A          (4.09)%
January 19, 1977 (commencement of operations) through
  December 31, 1997.........................................       9.95%           N/A


  The average annual non-standardized returns for the Class A and Class B shares of the Worldwide Fund, stated as average annualized total returns for the periods shown, were:

                                                              WORLDWIDE   WORLDWIDE
                                                                FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)
------                                                        ---------   ---------
Fiscal year ended December 31, 1997.........................    10.00%      9.22%
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................      N/A       8.06%
June 9, 1987 (commencement of operations) through December
  31, 1997..................................................     9.00%       N/A

  Cumulative total return across a stated period may be calculated as follows:


                                 P(1+V)(n)=ERV


    Where  P     =   a hypothetical initial payment of $1,000.
           V     =   cumulative total return assuming payment of all of, a stated
                     portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n     =   number of years.
           ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Mid Cap Fund, stated as aggregate total returns for the periods shown, were:

                                                              MID CAP FUND   MID CAP FUND
PERIOD                                                         (CLASS A)      (CLASS B)
------                                                        ------------   ------------
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................        N/A         112.80%
June 9, 1987 (commencement of operations) through December
  31, 1997..................................................     336.53%           N/A

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:


                                                              EUROPE FUND   EUROPE FUND
PERIOD                                                         (CLASS A)     (CLASS B)
------                                                        -----------   -----------
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................       N/A         61.77%
July 19, 1985 (commencement of operations) through December
  31, 1997..................................................    346.74%          N/A


  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the International Fund, stated as aggregate total returns for the periods shown, were:

                                                              INTERNATIONAL   INTERNATIONAL
                                                                  FUND            FUND
PERIOD                                                          (CLASS A)       (CLASS B)
------                                                        -------------   -------------
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................        N/A           39.01%
July 19, 1985 (commencement of operations) through December
  31, 1997..................................................     368.84%            N/A

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:

                                                              JAPAN FUND    JAPAN FUND
PERIOD                                                        (CLASS A)     (CLASS B)
------                                                        ----------    ----------
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................       N/A         5.91%
July 19, 1985 (commencement of operations) through December
  31, 1997..................................................    300.11%         N/A

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:


                                                              PACIFIC FUND   PACIFIC FUND
PERIOD                                                         (CLASS A)      (CLASS B)
------                                                        ------------   ------------
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................        N/A         (17.99)%
January 19, 1977 (commencement of operations) through
  December 31, 1997.........................................     630.06%           N/A


  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Worldwide Fund, stated as aggregate total returns for the periods shown, were:

                                                              WORLDWIDE   WORLDWIDE
                                                                FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)
------                                                        ---------   ---------
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................      N/A       44.54%
June 9, 1987 (commencement of operations) through December
  31, 1997..................................................   148.37%        N/A

  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B of the Mid Cap Fund, stated as aggregate total returns for the periods shown, were:


                                                              MID CAP FUND   MID CAP FUND
PERIOD                                                         (CLASS A)      (CLASS B)
------                                                        ------------   ------------
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................        N/A         110.80%
June 9, 1987 (commencement of operations) through December
  31, 1997..................................................     312.60%           N/A


  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:


                                                              EUROPE FUND   EUROPE FUND
PERIOD                                                         (CLASS A)     (CLASS B)
------                                                        -----------   -----------
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................        N/A        59.77%
July 19, 1985 (commencement of operations) through December
  31, 1997..................................................     322.25%         N/A


  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the International Fund, stated as aggregate total returns for the periods shown, were:


                                                              INTERNATIONAL   INTERNATIONAL
                                                                  FUND            FUND
PERIOD                                                          (CLASS A)       (CLASS B)
------                                                        -------------   -------------
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................        N/A           37.32%
July 19, 1985 (commencement of operations) through December
  31, 1997..................................................     343.50%            N/A


  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:

                                                              JAPAN FUND    JAPAN FUND
PERIOD                                                        (CLASS A)     (CLASS B)
------                                                        ----------    ----------
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................       N/A         4.15%
July 19, 1985 (commencement of operations) through December
  31, 1997..................................................    278.10%         N/A

  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:


                                                               PACIFIC     PACIFIC
                                                                FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)
------                                                        ---------   ---------
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................      N/A      (19.11)%
January 19, 1977 (commencement of operations) through
  December 31, 1997.........................................   589.91%        N/A


  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Worldwide Fund, stated as aggregate total returns for the periods shown, were:


                                                              WORLDWIDE   WORLDWIDE
                                                                FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)
------                                                        ---------   ---------
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................      N/A       42.80%
June 9, 1987 (commencement of operations) through December
  31, 1997..................................................   134.75%        N/A


  Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

PERFORMANCE INFORMATION

  Total return figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

Advertising Age
Barron's
Best's Review
Broker World
Business Week
Changing Times
Christian Science Monitor
Consumer Reports
Economist
EuroMoney
FACS of the Week
Financial Planning
Financial Product News
Financial World
Forbes
Fortune
Global Finance
Hartford Courant Inc.
Institutional Investor
Insurance Forum
Insurance Week
Investor's Daily
Journal of the American
  Society of CLU & ChFC
Kiplinger Letter
Money
Mutual Fund Forecaster
Mutual Fund Magazine
Nation's Business
New York Times
Pension World
Pensions & Investments
Personal Investor
Financial Services Week
Philadelphia Inquirer
Smart Money
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post
CNN
CNBC
PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

Bank Rate National Monitor Index
Bear Stearns Foreign Bond Index
Bond Buyer Index
CDA/Wiesenberger Investment Company Services
  (data and mutual fund rankings and comparisons)
CNBC/Financial News Composite Index
COFI
Consumer Price Index
Datastream
Donoghue's
Dow Jones Industrial Average
EAFE Index
First Boston High Yield Index
Fitch (publications)
Ibbotson Associates International Bond Index
International Bank for Reconstruction and
  Development (publications)
International Finance Corporation Emerging
  Markets Database
International Financial Statistics
Lehman Bond Indices
Lipper Analytical Data Services, Inc. (data and
  mutual fund rankings and comparisons)
Micropal, Inc. (data and mutual fund rankings and
  comparisons)
Moody's Investors Service (publications)
Morgan Stanley Capital International All Country
  (AC) World Index
Morgan Stanley Capital International World Indices
Morningstar, Inc. (data and mutual fund rankings
  and comparisons)
NASDAQ
Organization for Economic Cooperation and
  Development (publications)
Salomon Brothers Global Telecommunications
  Index
Salomon Brothers World Government Bond Index-
  Non-U.S.
Salomon Brothers World Government Bond Index
Standard & Poor's (publications)
Standard & Poor's 500 Composite Stock Price Index
Stangar
Wilshire Associates
World Bank (publications and reports)
The World Bank Publication of Trends in
  Developing Countries
Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10-year Treasuries
         30-year Treasuries
         30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX


                          DESCRIPTION OF BOND RATINGS


  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



  Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."


                               ABSENCE OF RATING



  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



  Should no rating be assigned, the reason may be one of the following:



        1. An application for rating was not received or accepted.



        2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



        3. There is a lack of essential data pertaining to the issue or issuer.



        4. The issue was privately placed, in which case the rating is not published in Moody's publications.



  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS




                                       FS

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (34.0%)
  ING Groep N.V. ............................................   NETH          405,354   $ 26,560,976         4.3
    BANKS-MONEY CENTER
  ForeningsSparbanken AB ....................................   SWDN          732,160     22,046,095         3.6
    BANKS-REGIONAL
  Axa - UAP .................................................   FR            161,800     18,200,225         2.9
    INSURANCE - MULTI-LINE
  UBS AG - Registered .......................................   SWTZ           48,397     18,009,939         2.9
    BANKS-MONEY CENTER
  CGU PLC ...................................................   UK            899,843     16,797,871         2.7
    INSURANCE - MULTI-LINE
  Banque Nationale de Paris .................................   FR            203,000     16,588,698         2.7
    BANKS-MONEY CENTER
  National Westminster Bank PLC .............................   UK            847,000     15,146,719         2.4
    BANKS-MONEY CENTER
  Zurich Versicherungsgesellschaft ..........................   SWTZ           23,350     14,913,434         2.4
    INSURANCE - MULTI-LINE
  Nordbanken Holding AB .....................................   SWDN        1,948,623     14,302,044         2.3
    BANKS-REGIONAL
  Lloyds TSB Group PLC ......................................   UK            949,000     13,286,634         2.1
    BANKS-REGIONAL
  BPI-SGPS S.A. .............................................   PORT          288,520      9,318,746         1.5
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ..................   UK            865,500      8,952,701         1.4
    INSURANCE - MULTI-LINE
  Abbey National PLC ........................................   UK            489,353      8,701,969         1.4
    BANKS-SUPER REGIONAL
  Halifax PLC ...............................................   UK            656,800      8,532,149         1.4
    BANKS-REGIONAL
                                                                                        ------------
                                                                                         211,358,200
                                                                                        ------------
Services (19.8%)
  Vodafone Group PLC ........................................   UK          1,650,000     20,952,162         3.4
    WIRELESS COMMUNICATIONS
  VNU (Verenigde Nederlandse Uitgeversbedrijven Verenigd
   Bezit) ...................................................   NETH          573,300     20,841,632         3.4
    BROADCASTING & PUBLISHING
  Orange PLC-/- .............................................   UK          1,953,000     20,707,213         3.3
    WIRELESS COMMUNICATIONS
  Telecel - Comunicacaoes Pessoais S.A. .....................   PORT          103,383     18,373,225         3.0
    WIRELESS COMMUNICATIONS
  Telecom Italia SpA ........................................   ITLY        2,465,000     18,023,283         2.9
    TELEPHONE NETWORKS
  Koninklijke Ahold N.V. ....................................   NETH          386,359     12,411,080         2.0
    RETAILERS-FOOD
  Helsingin Puhelin Oyj (Helsinki Telephone Corp.) ..........   FIN           152,600      7,104,413         1.1
    TELEPHONE NETWORKS
  STET Hellas Telecommunications S.A. - ADR-/- {\/} .........   GREC          110,940      4,604,010         0.7
    TELECOM - OTHER
                                                                                        ------------
                                                                                         123,017,018
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (13.6%)
  Glaxo Wellcome PLC ........................................   UK            559,639   $ 16,810,662         2.7
    PHARMACEUTICALS
  Roche Holding AG ..........................................   SWTZ            1,600     15,724,466         2.5
    PHARMACEUTICALS
  SmithKline Beecham PLC ....................................   UK            975,500     11,914,815         1.9
    PHARMACEUTICALS
  Novartis AG ...............................................   SWTZ            6,540     10,891,370         1.8
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK          1,309,561      9,757,749         1.6
    PHARMACEUTICALS
  Genset - ADR-/- {\/} ......................................   FR            322,467      9,472,468         1.5
    BIOTECHNOLOGY
  Astra AB "A" ..............................................   SWDN          459,510      9,397,168         1.5
    PHARMACEUTICALS
  Nearmedic Ltd.-/- .........................................   ASTRI         618,200        633,601         0.1
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          84,602,299
                                                                                        ------------
Consumer Non-Durables (13.0%)
  Cadbury Schweppes PLC .....................................   UK          1,236,700     19,152,434         3.1
    BEVERAGES - NON-ALCOHOLIC
  Nestle S.A. - Registered ..................................   SWTZ            8,100     17,347,981         2.8
    FOOD
  Heineken N.V. .............................................   NETH          401,500     15,781,115         2.5
    BEVERAGES - ALCOHOLIC
  Gucci Group - NY Registered Shares{\/} ....................   NETH          289,950     15,367,350         2.5
    TEXTILES & APPAREL
  Reckitt & Colman PLC ......................................   UK            686,640     13,115,982         2.1
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                          80,764,862
                                                                                        ------------
Capital Goods (9.3%)
  Nokia Oyj "A" .............................................   FIN           404,380     29,900,480         4.8
    TELECOM EQUIPMENT
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             79,820     16,253,957         2.6
    TELECOM EQUIPMENT
  Coflexip - ADR{\/} ........................................   FR            193,500     11,827,688         1.9
    CONSTRUCTION
                                                                                        ------------
                                                                                          57,982,125
                                                                                        ------------
Energy (7.4%)
  Viag AG ...................................................   GER            26,590     18,314,541         3.0
    ELECTRICAL & GAS UTILITIES
  Petroleum Geo-Services ASA-/- .............................   NOR           499,600     15,589,059         2.5
    ENERGY EQUIPMENT & SERVICES
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY        1,790,700     11,674,533         1.9
    OIL
                                                                                        ------------
                                                                                          45,578,133
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (6.9%)
  Baan Company N.V.-/- {\/} .................................   NETH          478,400   $ 17,102,800         2.8
    SOFTWARE
  Misys PLC .................................................   UK            246,228     13,999,104         2.3
    SOFTWARE
  Computacenter PLC-/- ......................................   UK            906,400     11,335,675         1.8
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                          42,437,579
                                                                                        ------------
Consumer Durables (2.7%)
  Volvo AB "B" ..............................................   SWDN          564,970     16,834,625         2.7
                                                                                        ------------
    AUTOMOBILES
Materials/Basic Industry (2.0%)
  Akzo Nobel N.V. ...........................................   NETH           55,500     12,346,074         2.0
    CHEMICALS
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $498,518,909) ................                            674,920,915       108.7
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co.,
   due July 1, 1998, for an effective yield of 5.70%,
   collateralized by $1,515,000 U.S. Treasury Bills, 5.75%
   due 12/31/98 (market value of collateral is $1,516,894,
   including accrued interest). (cost $1,484,000)  ..........                              1,484,000         0.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $500,002,909)  * ....................                            676,404,915       109.0
Other Assets and Liabilities ................................                            (55,576,739)       (9.0)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $620,828,176       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $500,002,909 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 185,254,268
                 Unrealized depreciation:            (8,852,262)
                                                  -------------
                 Net unrealized appreciation:     $ 176,402,006
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at June 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Austria (ASTRI/ATS) ..................    0.1                   0.1
Finland (FIN/FIM) ....................    5.9                   5.9
France (FR/FRF) ......................   11.6                  11.6
Germany (GER/DEM) ....................    3.0                   3.0
Greece (GREC/GRD) ....................    0.7                   0.7
Italy (ITLY/ITL) .....................    4.8                   4.8
Netherlands (NETH/NLG) ...............   19.5                  19.5
Norway (NOR/NOK) .....................    2.5                   2.5
Portugal (PORT/PTE) ..................    4.5                   4.5
Sweden (SWDN/SEK) ....................   10.1                  10.1
Switzerland (SWTZ/CHF) ...............   12.4                  12.4
United Kingdom (UK/GBP) ..............   33.6                  33.6
United States (US/USD) ...............              (8.7)      (8.7)
                                        ------     -----      -----
Total  ...............................  108.7       (8.7)     100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $620,828,176.

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $500,002,909) (Note 1).......................... $676,404,915
  U.S. currency.................................................................  $1,199,170
  Foreign currencies (cost $14,575,413).........................................  14,576,258   15,775,428
                                                                                  ----------
  Receivable for Fund shares sold...........................................................    4,235,397
  Dividends and dividend withholding tax reclaims receivable................................    1,233,641
  Other receivable..........................................................................      148,420
                                                                                              -----------
    Total assets............................................................................  697,797,801
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................   70,714,356
  Payable for securities purchased..........................................................    5,029,902
  Payable for investment management and administration fees (Note 2)........................      505,934
  Payable for transfer agent fees (Note 2)..................................................      329,805
  Payable for service and distribution expenses (Note 2)....................................      243,898
  Payable for printing and postage expenses.................................................       80,413
  Payable for custodian fees................................................................       33,888
  Payable for fund accounting fees (Note 2).................................................       14,487
  Payable for registration and filing fees..................................................        6,892
  Payable for professional fees.............................................................        5,021
  Payable for Trustees' fees and expenses (Note 2)..........................................        2,296
  Other accrued expenses....................................................................        2,733
                                                                                              -----------
    Total liabilities.......................................................................   76,969,625
                                                                                              -----------
Net assets.................................................................................. $620,828,176
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($493,758,256 DIVIDED BY 27,062,196 shares
 outstanding)...............................................................................  $     18.25
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/94.5 of $18.25) *.....................................  $     19.31
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($119,843,766 DIVIDED BY 6,715,341 shares
 outstanding)...............................................................................  $     17.85
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($7,226,154
 DIVIDED BY 392,184 shares outstanding).....................................................  $     18.43
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4).................................................................. $405,152,368
  Undistributed net investment income.......................................................      948,480
  Accumulated net realized gain on investments and foreign currency transactions............   38,345,574
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................      (20,252)
  Net unrealized appreciation of investments................................................  176,402,006
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding................... $620,828,176
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                     (FORMERLY GT GLOBAL EUROPE GROWTH FUND

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $1,392,889)............................  $ 6,744,459
  Securities lending income.................................................................      351,896
  Interest income...........................................................................      237,576
                                                                                              -----------
    Total investment income.................................................................    7,333,931
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    2,917,028
  Service and distribution expenses:(Note 2)
    Class A....................................................................  $   855,821
    Class B....................................................................      533,998    1,389,819
                                                                                 -----------
  Interest expense (Note 1).................................................................      848,608
  Transfer agent fees.......................................................................      764,001
  Custodian fees............................................................................      205,616
  Fund accounting fees (Note 2).............................................................       81,435
  Printing and postage expenses.............................................................       59,911
  Registration and filing fees..............................................................       56,110
  Legal fees................................................................................       44,747
  Audit fees................................................................................       30,883
  Trustees' fees and expenses (Note 2)......................................................        7,964
  Other expenses............................................................................        6,608
                                                                                              -----------
    Total expenses before reductions........................................................    6,412,730
                                                                                              -----------
      Expense reductions (Note 5)...........................................................      (27,279)
                                                                                              -----------
    Total net expenses......................................................................    6,385,451
                                                                                              -----------
Net investment income.......................................................................      948,480
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies: (Note
  1)
  Net realized gain on investments.............................................   33,308,247
  Net realized gain on foreign currency transactions...........................      509,373
                                                                                 -----------
    Net realized gain during the period.....................................................   33,817,620
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................      185,566
  Net change in unrealized appreciation of investments.........................  117,058,616
                                                                                 -----------
    Net unrealized appreciation during the period...........................................  117,244,182
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................  151,061,802
                                                                                              -----------
Net increase in net assets resulting from operations........................................ $152,010,282
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             SIX MONTHS
                                                                                ENDED         YEAR ENDED
                                                                            JUNE 30, 1998    DECEMBER 31,
                                                                             (UNAUDITED)         1997
                                                                           ---------------  ---------------
Increase (Decrease) in net assets
Operations:
  Net investment income (loss)...........................................  $       948,480  $    (2,163,876)
  Net realized gain on investments and foreign currency transactions.....       33,817,620      107,144,938
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies..........................          185,566         (237,701)
  Net change in unrealized appreciation (depreciation) of investments....      117,058,616      (31,970,694)
                                                                           ---------------  ---------------
    Net increase in net assets resulting from operations.................      152,010,282       72,772,667
                                                                           ---------------  ---------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments..................................               --         (368,261)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments..................................               --          (76,445)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on investments..................................               --           (1,099)
                                                                           ---------------  ---------------
    Total distributions..................................................               --         (445,805)
                                                                           ---------------  ---------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.......................    2,449,988,999    2,415,165,409
  Decrease from capital shares repurchased...............................   (2,472,424,916)  (2,538,538,626)
                                                                           ---------------  ---------------
    Net decrease from capital share transactions.........................      (22,435,917)    (123,373,217)
                                                                           ---------------  ---------------
Total increase (decrease) in net assets..................................      129,574,365      (51,046,355)
Net assets:
  Beginning of period....................................................      491,253,811      542,300,166
                                                                           ---------------  ---------------
  End of period *........................................................  $   620,828,176  $   491,253,811
                                                                           ---------------  ---------------
                                                                           ---------------  ---------------
 * Includes undistributed net investment income of.......................  $       948,480  $            --
                                                                           ---------------  ---------------
                                                                           ---------------  ---------------

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)    1994 (D)    1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.32    $   12.89   $   10.88   $   10.03   $   10.84   $    8.51
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         0.03        (0.04)      (0.03)       0.04        0.06        0.05
  Net realized and unrealized gain
   (loss) on investments................         3.90         1.48        2.16        0.95       (0.69)       2.36
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         3.93         1.44        2.13        0.99       (0.63)       2.41
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --           --          --       (0.10)      (0.05)      (0.06)
  From net realized gain on
   investments..........................           --        (0.01)      (0.12)      (0.04)         --          --
  In excess of net investment income....           --           --          --          --          --       (0.02)
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.13)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................           --        (0.01)      (0.12)      (0.14)      (0.18)      (0.08)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $   18.25    $   14.32   $   12.89   $   10.88   $   10.03   $   10.84
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        27.44%(b)     11.20%     19.61%       9.86%       (5.8)%      28.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 493,758    $  407,004  $ 453,792   $ 483,375   $ 646,313   $ 854,701
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.42%(a)     (0.29)%     (0.26)%      0.38%      0.61%        0.6%
  Without expense reductions............         0.41%(a)     (0.43)%     (0.32)%      0.32%      0.53%        N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.73%(a)      1.75%      1.82%       1.83%       1.73%        1.9%
  Without expense reductions............         1.74%(a)      1.89%      1.88%       1.89%       1.81%        N/A
Ratio of interest expense to average net
 assets++++.............................         0.28%(a)       N/A        N/A         N/A         N/A         N/A
Portfolio turnover rate++++.............           40%(a)       107%       123%        108%         91%         67%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            JUNE 30,                YEAR ENDED DECEMBER 31,                   TO
                                              1998       ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)    1994 (D)     1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.06    $   12.73   $   10.81   $    9.97   $   10.79     $    9.02
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........        (0.01)       (0.13)      (0.11)      (0.03)         --            --
  Net realized and unrealized gain
   (loss) on investments................         3.80         1.47        2.15        0.94       (0.69)         1.85
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         3.79         1.34        2.04        0.91       (0.69)         1.85
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --           --          --       (0.03)         --         (0.06)
  From net realized gain on
   investments..........................           --        (0.01)      (0.12)      (0.04)         --            --
  In excess of net investment income....           --           --          --          --          --         (0.02)
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.13)           --
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Total distributions.................           --        (0.01)      (0.12)      (0.07)      (0.13)        (0.08)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $   17.85    $   14.06   $   12.73   $   10.81   $    9.97     $   10.79
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............        26.96%(b)     10.55%     18.79%       9.20%      (6.38)%        20.5%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 119,844    $   81,011  $  87,092   $  73,025   $  81,602     $  34,048
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......        (0.23)%(a)    (0.94)%    (0.91)%     (0.27)%     (0.04)%        (0.1)%(a)
  Without expense reductions............        (0.24)%(a)    (1.08)%    (0.97)%     (0.33)%     (0.12)%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         2.38%(a)      2.40%      2.47%       2.48%       2.38%          2.6%(a)
  Without expense reductions............         2.39%(a)      2.54%      2.53%       2.54%       2.46%          N/A
Ratio of interest expense to average net
 assets++++.............................         0.28%(a)       N/A        N/A         N/A         N/A           N/A
Portfolio turnover rate++++.............           40%(a)       107%       123%        108%         91%           67%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             ADVISOR CLASS+++
                                          -------------------------------------------------------
                                            SIX MONTHS
                                              ENDED       YEAR ENDED DECEMBER 31,   JUNE 1, 1995
                                             JUNE 30,                                    TO
                                               1998       ------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)     1996 (D)      1995 (D)
                                          --------------  -----------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.41      $   12.92    $   10.85     $   10.24
                                          --------------  -----------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.06           0.01         0.01          0.08
  Net realized and unrealized gain
   (loss) on investments................         3.96           1.49         2.18          0.71
                                          --------------  -----------  -----------  -------------
    Net increase (decrease) from
     investment operations..............         4.02           1.50         2.19          0.79
                                          --------------  -----------  -----------  -------------
Distributions to shareholders:
  From net investment income............           --             --           --         (0.14)
  From net realized gain on
   investments..........................           --          (0.01)       (0.12)        (0.04)
  In excess of net investment income....           --             --           --            --
  In excess of net realized gain on
   investments..........................           --             --           --            --
                                          --------------  -----------  -----------  -------------
    Total distributions.................           --          (0.01)       (0.12)        (0.18)
                                          --------------  -----------  -----------  -------------
Net asset value, end of period..........    $   18.43      $   14.41    $   12.92     $   10.85
                                          --------------  -----------  -----------  -------------
                                          --------------  -----------  -----------  -------------

Total investment return (c).............        27.83 %(b)     11.64%       20.21%         7.75%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   7,226      $   3,239    $   1,416     $     718
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.77 %(a)       0.06%       0.09%         0.73%(a)
  Without expense reductions............         0.76 %(a)      (0.08)%      0.03%         0.67%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.38 %(a)       1.40%       1.47%         1.48%(a)
  Without expense reductions............         1.39 %(a)       1.54%       1.53%         1.54%(a)
Ratio of interest expense to average net
 assets++++.............................         0.28 %(a)        N/A         N/A           N/A
Portfolio turnover rate++++.............           40 %(a)        107%        123%          108%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Europe Growth Fund (the "Fund" formerly, GT Global Europe Growth Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of approximately $51,984,881 were on loan to brokers. The loans were secured by cash collateral of $54,717,285, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $351,896.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $39,796,615 with a weighted average interest rate of 6.29%. Interest expense for the period ended June 30, 1998, was $848,608.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales are made. For the period ended June 30, 1998, AIM Distributors and GT Global retained $7,717 and $789, respectively, of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. No CDSC's were collected for the period ended June 30, 1998. AIM Distributors also makes ongoing

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $26,482 and $178,096, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Fund. Under the Class A Plan, a Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $175,430,452 and $119,926,341, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                SIX MONTHS ENDED
                                                  JUNE 30, 1998                   YEAR ENDED
                                                   (UNAUDITED)                 DECEMBER 31, 1997
                                          -----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT          SHARES         AMOUNT
----------------------------------------  ------------  ---------------  ------------  ---------------
Shares sold.............................   122,644,726  $ 2,087,003,868   146,863,882  $ 2,008,141,712
Shares issued in connection with
  reinvestment of distributions ........            --               --        20,229          286,488
                                          ------------  ---------------  ------------  ---------------
                                           122,644,726    2,087,003,868   146,884,111    2,008,428,200
Shares repurchased .....................  (124,003,141)  (2,126,049,350) (153,681,853)  (2,115,903,158)
                                          ------------  ---------------  ------------  ---------------
Net decrease............................    (1,358,415) $   (39,045,482)   (6,797,742) $  (107,474,958)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

CLASS B
----------------------------------------
Shares sold.............................    17,592,826  $   293,337,166    25,162,463  $   340,605,118
Shares issued in connection with
  reinvestment of distributions ........            --               --         4,768           66,175
CLASS B
----------------------------------------
                                          ------------  ---------------  ------------  ---------------
                                            17,592,826      293,337,166    25,167,231      340,671,293
Shares repurchased .....................   (16,641,134)    (279,103,045)  (26,243,592)    (357,657,223)
                                          ------------  ---------------  ------------  ---------------
Net increase (decrease).................       951,692  $    14,234,121    (1,076,361) $   (16,985,930)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------
ADVISOR CLASS
----------------------------------------
Shares sold.............................     4,058,228  $    69,647,965     4,798,844  $    66,064,822
Shares issued in connection with
  reinvestment of distributions ........            --               --            77            1,094
                                          ------------  ---------------  ------------  ---------------
                                             4,058,228       69,647,965     4,798,921       66,065,916
Shares repurchased .....................    (3,890,891)     (67,272,521)   (4,683,709)     (64,978,245)
                                          ------------  ---------------  ------------  ---------------
Net increase............................       167,337  $     2,375,444       115,212  $     1,087,671
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period then ended June 30, 1998, the Fund's expenses were reduced by $27,279 under these arrangements.

                          GT GLOBAL EUROPE GROWTH FUND

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Europe Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Europe Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                          GT GLOBAL EUROPE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (29.2%)
  ING Groep N.V. ............................................   NETH          449,610   $ 18,940,753         3.9
    OTHER FINANCIAL
  ForeningsSparbanken AB ....................................   SWDN          732,160     16,649,643         3.4
    BANKS-REGIONAL
  Schweizerischer Bankverein (Swiss Bank Corp.) .............   SWTZ           44,940     13,968,753         2.8
    BANKS-MONEY CENTER
  General Accident PLC ......................................   UK            729,800     12,642,677         2.6
    INSURANCE - PROPERTY-CASUALTY
  Axa - UAP .................................................   FR            161,800     12,519,774         2.6
    INSURANCE - MULTI-LINE
  Lloyds TSB Group PLC ......................................   UK            949,000     12,263,760         2.5
    BANKS-REGIONAL
  National Westminster Bank PLC .............................   UK            658,000     10,934,253         2.2
    BANKS-MONEY CENTER
  Banque Nationale de Paris .................................   FR            203,000     10,790,014         2.2
    BANKS-MONEY CENTER
  Unidanmark AS "A" .........................................   DEN           136,300     10,007,284         2.0
    BANKS-REGIONAL
  Svenska Handelsbanken, Inc. "A" Free ......................   SWDN          288,900      9,991,061         2.0
    BANKS-MONEY CENTER
  Nordbanken Holding AB .....................................   SWDN        1,344,033      7,602,878         1.5
    OTHER FINANCIAL
  Abbey National PLC ........................................   UK            419,253      7,510,756         1.5
    BANKS-SUPER REGIONAL
                                                                                        ------------
                                                                                         143,821,606
                                                                                        ------------
Energy (14.3%)
  Petroleum Geo-Services ASA-/- .............................   NOR           249,800     15,735,300         3.2
    ENERGY EQUIPMENT & SERVICES
  Total S.A. "B" ............................................   FR            118,000     12,842,070         2.6
    OIL
  Shell Transport & Trading Co., PLC ........................   UK          1,534,000     11,083,087         2.3
    OIL
  Viag AG ...................................................   GER            19,990     10,770,259         2.2
    ELECTRICAL & GAS UTILITIES
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY        1,790,700     10,231,703         2.1
    OIL
  Coflexip - ADR{\/} ........................................   FR            171,610      9,524,355         1.9
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          70,186,774
                                                                                        ------------
Services (14.0%)
  VNU (Verenigde Nederlandse Uitgeversbedrijven Verenigd
   Bezit) ...................................................   NETH          573,300     16,176,381         3.3
    BROADCASTING & PUBLISHING
  Telecom Italia SpA ........................................   ITLY        2,465,000     15,777,115         3.2
    TELEPHONE NETWORKS
  Vodafone Group PLC ........................................   UK          1,650,000     11,894,089         2.4
    WIRELESS COMMUNICATIONS
  Telecel - Comunicacaoes Pessoais S.A.-/- ..................   PORT          103,383     11,018,156         2.2
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Koninklijke Ahold N.V. ....................................   NETH          386,359   $ 10,082,079         2.1
    RETAILERS-FOOD
  Kuoni Reisen Holdings "B" - Registered ....................   SWTZ            1,061      3,977,116         0.8
    LEISURE & TOURISM
                                                                                        ------------
                                                                                          68,924,936
                                                                                        ------------
Health Care (10.6%)
  Roche Holding AG ..........................................   SWTZ            1,600     15,889,361         3.2
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK            253,300      9,408,286         1.9
    PHARMACEUTICALS
  Genset: ...................................................   FR                 --             --         1.8
    BIOTECHNOLOGY
    ADR-/- {\/} .............................................   --            393,667      7,774,923          --
    Common-/- ...............................................   --             14,900        891,252          --
  Glaxo Wellcome PLC ........................................   UK            363,639      8,598,361         1.8
    PHARMACEUTICALS
  Schering AG ...............................................   GER            63,630      6,138,340         1.3
    PHARMACEUTICALS
  Incentive AB "A" ..........................................   SWDN           15,760      1,419,659         0.3
    MEDICAL TECHNOLOGY & SUPPLIES
  Nearmedic Ltd.-/- .........................................   ASTRI         618,200      1,272,722         0.3
    PHARMACEUTICALS
  M.L. Laboratories PLC-/- ..................................   UK            141,507        191,697          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          51,584,601
                                                                                        ------------
Technology (7.6%)
  Baan Company N.V.-/- {\/} .................................   NETH          478,400     15,787,200         3.2
    SOFTWARE
  TT Tieto Oy "B" ...........................................   FIN           101,828     11,460,254         2.3
    COMPUTERS & PERIPHERALS
  Misys PLC .................................................   UK            337,828     10,151,482         2.1
    SOFTWARE
                                                                                        ------------
                                                                                          37,398,936
                                                                                        ------------
Consumer Non-Durables (7.2%)
  Cadbury Schweppes PLC .....................................   UK          1,236,700     12,458,382         2.5
    BEVERAGES - NON-ALCOHOLIC
  Nestle S.A. - Registered ..................................   SWTZ            8,100     12,139,463         2.5
    FOOD
  Gucci Group - NY Registered Shares{\/} ....................   NETH          260,550     10,910,531         2.2
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                          35,508,376
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (7.1%)
  Nokia AB "A" ..............................................   FIN           269,400   $ 18,844,695         3.8
    TELECOM EQUIPMENT
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR            127,200     16,168,148         3.3
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                          35,012,843
                                                                                        ------------
Materials/Basic Industry (6.0%)
  Ciba Specialty Chemicals AG-/- ............................   SWTZ          166,000     19,775,431         4.0
    CHEMICALS
  Akzo Nobel N.V. ...........................................   NETH           55,500      9,571,231         2.0
    CHEMICALS
                                                                                        ------------
                                                                                          29,346,662
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $412,654,262) ................                            471,784,734        96.0
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Union Bank of Switzerland Roche Warrants "C", expire 7/98
   (cost $3,431,328) ........................................   SWTZ          481,700      3,644,246         0.8
                                                                                        ------------       -----
    PHARMACEUTICALS

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $15,920,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $15,934,933,
   including accrued interest). (cost $15,622,000) ..........                             15,622,000         3.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $431,707,590)  * ....................                            491,050,980       100.0
Other Assets and Liabilities ................................                                202,831          --
                                                                                        ------------       -----

NET ASSETS ..................................................                           $491,253,811       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $431,707,590 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  65,811,221
                 Unrealized depreciation:            (6,467,831)
                                                  -------------
                 Net unrealized appreciation:     $  59,343,390
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Austria (ASTRI/ATS) ..................    0.3                                   0.3
Denmark (DEN/DKK) ....................    2.0                                   2.0
Finland (FIN/FIM) ....................    6.1                                   6.1
France (FR/FRF) ......................   14.4                                  14.4
Germany (GER/DEM) ....................    3.5                                   3.5
Italy (ITLY/ITL) .....................    5.3                                   5.3
Netherlands (NETH/NLG) ...............   16.7                                  16.7
Norway (NOR/NOK) .....................    3.2                                   3.2
Portugal (PORT/PTE) ..................    2.2                                   2.2
Sweden (SWDN/SEK) ....................    7.2                                   7.2
Switzerland (SWTZ/CHF) ...............   13.3         0.8                      14.1
United Kingdom (UK/GBP) ..............   21.8                                  21.8
United States (US/USD) ...............                               3.2        3.2
                                        ------      -----          -----      -----
Total  ...............................   96.0         0.8            3.2      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $491,253,811.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $431,707,590) (Note 1)..........................  $491,050,980
  U.S. currency.................................................................  $      317
  Foreign currencies (cost $18,334,892).........................................  18,199,857   18,200,174
                                                                                  ----------
  Receivable for securities sold............................................................   19,572,716
  Receivable for Fund shares sold...........................................................    1,953,987
  Dividends and dividend withholding tax reclaims receivable................................      186,252
  Interest receivable.......................................................................        2,517
                                                                                              -----------
    Total assets............................................................................  530,966,626
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................   33,388,567
  Payable for securities purchased..........................................................    5,169,750
  Payable for investment management and administration fees (Note 2)........................      415,152
  Payable for transfer agent fees (Note 2)..................................................      256,798
  Payable for service and distribution expenses (Note 2)....................................      195,095
  Payable for printing and postage expenses.................................................      113,320
  Payable for custodian fees................................................................       26,846
  Payable for registration and filing fees..................................................       17,663
  Payable for professional fees.............................................................       17,272
  Payable for fund accounting fees (Note 2).................................................       10,165
  Payable for Trustees' fees and expenses (Note 2)..........................................        3,013
  Other accrued expenses....................................................................       99,174
                                                                                              -----------
    Total liabilities.......................................................................   39,712,815
                                                                                              -----------
Net assets..................................................................................  $491,253,811
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($407,003,587 DIVIDED BY 28,420,611 shares
 outstanding)...............................................................................  $     14.32
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $14.32) *....................................  $     15.03
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($81,010,803 DIVIDED BY 5,763,649 shares
 outstanding)...............................................................................  $     14.06
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($3,239,421
 DIVIDED BY 224,847 shares outstanding).....................................................  $     14.41
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $427,588,285
  Accumulated net realized gain on investments and foreign currency transactions............    4,527,954
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................     (205,818)
  Net unrealized appreciation of investments................................................   59,343,390
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $491,253,811
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $1,472,615)............................  $ 6,804,153
  Interest income...........................................................................    1,008,013
                                                                                              -----------
    Total investment income.................................................................    7,812,166
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    5,228,246
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $ 1,554,410
    Class B....................................................................      910,363    2,464,773
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................    1,655,972
  Custodian fees............................................................................      433,551
  Fund accounting fees (Note 2).............................................................      138,072
  Registration and filing fees..............................................................      126,714
  Printing and postage expenses.............................................................      112,239
  Audit fees................................................................................       38,142
  Legal fees................................................................................       20,986
  Trustees' fees and expenses (Note 2)......................................................        8,387
  Other expenses (Note 1)...................................................................      497,313
                                                                                              -----------
    Total expenses before reductions........................................................   10,724,395
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (748,353)
                                                                                              -----------
    Total net expenses......................................................................    9,976,042
                                                                                              -----------
Net investment loss.........................................................................   (2,163,876)
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................  107,873,761
  Net realized loss on foreign currency transactions...........................     (728,823)
                                                                                 -----------
    Net realized gain during the year.......................................................  107,144,938
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................     (237,701)
  Net change in unrealized appreciation of investments.........................  (31,970,694)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (32,208,395)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   74,936,543
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $72,772,667
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               YEAR ENDED      YEAR ENDED
                                                                              DECEMBER 31,    DECEMBER 31,
                                                                                  1997            1996
                                                                             --------------  --------------
Decrease in net assets
Operations:
  Net investment loss......................................................  $   (2,163,876) $   (1,938,485)
  Net realized gain on investments and foreign currency transactions.......     107,144,938      86,541,400
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies.......................................        (237,701)       (218,619)
  Net change in unrealized appreciation (depreciation) of investments......     (31,970,694)     23,691,090
                                                                             --------------  --------------
    Net increase in net assets resulting from operations...................      72,772,667     108,075,386
                                                                             --------------  --------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................        (368,261)     (4,360,146)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................         (76,445)       (815,186)
Advisor Class: (Note 1)
Distributions to shareholders:
  From net realized gain on investments....................................          (1,099)        (29,590)
                                                                             --------------  --------------
    Total distributions....................................................        (445,805)     (5,204,922)
                                                                             --------------  --------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   2,415,165,409   3,224,591,371
  Decrease from capital shares repurchased.................................  (2,538,538,626) (3,342,278,802)
                                                                             --------------  --------------
    Net decrease from capital share transactions...........................    (123,373,217)   (117,687,431)
                                                                             --------------  --------------
Total decrease in net assets...............................................     (51,046,355)    (14,816,967)
Net assets:
  Beginning of year........................................................     542,300,166     557,117,133
                                                                             --------------  --------------
  End of year *............................................................  $  491,253,811  $  542,300,166
                                                                             --------------  --------------
                                                                             --------------  --------------
 * Includes undistributed net investment income of.........................  $           --  $           --
                                                                             --------------  --------------
                                                                             --------------  --------------

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)    1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.89   $   10.88   $   10.03   $   10.84   $    8.51
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.04)      (0.03)       0.04        0.06        0.05
  Net realized and unrealized gain
   (loss) on investments................       1.48        2.16        0.95       (0.69)       2.36
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.44        2.13        0.99       (0.63)       2.41
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.10)      (0.05)      (0.06)
  From net realized gain on
   investments..........................      (0.01)      (0.12)      (0.04)         --          --
  In excess of net investment income....         --          --          --          --       (0.02)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.13)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.01)      (0.12)      (0.14)      (0.18)      (0.08)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   14.32   $   12.89   $   10.88   $   10.03   $   10.84
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      11.20%      19.61%       9.86%       (5.8)%      28.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 407,004   $ 453,792   $ 483,375   $ 646,313   $ 854,701
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.29)%     (0.26)%      0.38%       0.61%        0.6%
  Without expense reductions............      (0.43)%     (0.32)%      0.32%       0.53%        N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.75%       1.82%       1.83%       1.73%        1.9%
  Without expense reductions............       1.89%       1.88%       1.89%       1.81%        N/A
Portfolio turnover rate++++.............        107%        123%        108%         91%         67%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0533   $  0.0277         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)    1995 (D)    1994 (D)     1993 (D)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.73   $   10.81   $    9.97   $   10.79     $    9.02
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.13)      (0.11)      (0.03)         --            --
  Net realized and unrealized gain
   (loss) on investments................       1.47        2.15        0.94       (0.69)         1.85
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       1.34        2.04        0.91       (0.69)         1.85
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.03)         --         (0.06)
  From net realized gain on
   investments..........................      (0.01)      (0.12)      (0.04)         --            --
  In excess of net investment income....         --          --          --          --         (0.02)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.13)           --
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (0.01)      (0.12)      (0.07)      (0.13)        (0.08)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   14.06   $   12.73   $   10.81   $    9.97     $   10.79
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............      10.55%      18.79%       9.20%      (6.38)%        20.5%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  81,011   $  87,092   $  73,025   $  81,602     $  34,048
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.94)%     (0.91)%     (0.27)%     (0.04)%        (0.1)%(a)
  Without expense reductions............      (1.08)%     (0.97)%     (0.33)%     (0.12)%         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.40%       2.47%       2.48%       2.38%          2.6%(a)
  Without expense reductions............       2.54%       2.53%       2.54%       2.46%          N/A
Portfolio turnover rate++++.............        107%        123%        108%         91%           67%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0533   $  0.0277         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    ADVISOR CLASS+++
                                          -------------------------------------
                                           YEAR ENDED DECEMBER    JUNE 1, 1995
                                                   31,                 TO
                                          ----------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)     1995 (D)
                                          ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.92   $   10.85     $   10.24
                                          ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       0.01        0.01          0.08
  Net realized and unrealized gain
   (loss) on investments................       1.49        2.18          0.71
                                          ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       1.50        2.19          0.79
                                          ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --         (0.14)
  From net realized gain on
   investments..........................      (0.01)      (0.12)        (0.04)
  In excess of net investment income....         --          --            --
  In excess of net realized gain on
   investments..........................         --          --            --
                                          ----------  ----------  -------------
    Total distributions.................      (0.01)      (0.12)        (0.18)
                                          ----------  ----------  -------------
Net asset value, end of period..........  $   14.41   $   12.92     $   10.85
                                          ----------  ----------  -------------
                                          ----------  ----------  -------------

Total investment return (c).............      11.64%      20.21%         7.75%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   3,239   $   1,416     $     718
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.06%       0.09%         0.73%(a)
  Without expense reductions............      (0.08)%      0.03%         0.67%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.40%       1.47%         1.48%(a)
  Without expense reductions............       1.54%       1.53%         1.54%(a)
Portfolio turnover rate++++.............        107%        123%          108%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0533   $  0.0277           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Europe Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

                          GT GLOBAL EUROPE GROWTH FUND

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of approximately $19,959,963 were on loan to brokers. The loans were secured by cash collateral of $20,701,800, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1997, the Fund received securities lending fees of $541,865. Fees received from securities loaned were used to reduce the Fund's custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTION TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate

                          GT GLOBAL EUROPE GROWTH FUND

fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the year ended December 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $21,092,373 with a weighted average interest rate of 6.31%. Interest expense for the year ended December 31, 1997, was $465,718, included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $4,461 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $15,594 for the year ended December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $501,201. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, and 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For

                          GT GLOBAL EUROPE GROWTH FUND

performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.
The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $540,359,758 and $667,512,449, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.
4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:
                           CAPITAL SHARE TRANSACTIONS

                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
CLASS A                                        SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................       146,863,882  $      2,008,141,712       247,661,557  $      2,968,073,960
Shares issued in connection with
  reinvestment of distributions.........            20,229               286,488           261,336             3,297,924
                                          ----------------  --------------------  ----------------  --------------------
                                               146,884,111         2,008,428,200       247,922,893         2,971,371,884
Shares repurchased......................      (153,681,853)       (2,115,903,158)     (257,136,969)       (3,090,222,730)
                                          ----------------  --------------------  ----------------  --------------------
Net decrease............................        (6,797,742) $       (107,474,958)       (9,214,076) $       (118,850,846)
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------


                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
CLASS B                                        SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................        25,162,463  $        340,605,118        15,643,994  $        188,596,754
Shares issued in connection with
  reinvestment of distributions.........             4,768                66,175            53,171               663,732
                                          ----------------  --------------------  ----------------  --------------------
                                                25,167,231           340,671,293        15,697,165           189,260,486
Shares repurchased......................       (26,243,592)         (357,657,223)      (15,609,973)         (188,238,304)
                                          ----------------  --------------------  ----------------  --------------------
Net increase (decrease).................        (1,076,361) $        (16,985,930)           87,192  $          1,022,182
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------

                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
ADVISOR CLASS                                  SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................         4,798,844  $         66,064,822         5,230,224  $         63,929,457
Shares issued in connection with
  reinvestment of distributions.........                77                 1,094             2,336                29,544
                                          ----------------  --------------------  ----------------  --------------------
                                                 4,798,921            66,065,916         5,232,560            63,959,001
Shares repurchased......................        (4,683,709)          (64,978,245)       (5,189,081)          (63,817,768)
                                          ----------------  --------------------  ----------------  --------------------
Net increase............................           115,212  $          1,087,671            43,479  $            141,233
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $206,488 under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended December 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.2362 per share (representing an approximate total of $8,046,337). The total amount of taxes paid by the Fund to such countries was approximately $.0432 per share (representing an approximate total of $1,472,615).

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (32.3%)
  UBS AG - Registered-/- ....................................   SWTZ           16,213   $  6,033,399         3.1
    BANKS-MONEY CENTER
  Nordbanken Holding AB .....................................   SWDN          640,020      4,697,468         2.4
    BANKS-REGIONAL
  Australia & New Zealand Banking Group Ltd. ................   AUSL          625,600      4,327,073         2.2
    BANKS-REGIONAL
  Abbey National PLC ........................................   UK            235,000      4,178,911         2.1
    BANKS-SUPER REGIONAL
  Royal & Sun Alliance Insurance Group PLC ..................   UK            387,000      4,003,114         2.1
    INSURANCE - MULTI-LINE
  Lloyds TSB Group PLC ......................................   UK            254,400      3,561,770         1.8
    BANKS-REGIONAL
  ForeningsSparbanken AB ....................................   SWDN          116,030      3,493,783         1.8
    BANKS-REGIONAL
  ING Groep N.V. ............................................   NETH           51,236      3,357,259         1.7
    BANKS-MONEY CENTER
  Axa - UAP .................................................   FR             28,350      3,188,976         1.6
    INSURANCE - MULTI-LINE
  Schroders PLC .............................................   UK            114,000      2,942,795         1.5
    BANKS-MONEY CENTER
  Zurich Versicherungsgesellschaft ..........................   SWTZ            4,439      2,835,149         1.5
    INSURANCE - MULTI-LINE
  National Westminster Bank PLC .............................   UK            136,000      2,432,059         1.2
    BANKS-MONEY CENTER
  M & G Group PLC ...........................................   UK             83,500      2,255,155         1.2
    INVESTMENT MANAGEMENT
  Royal Bank of Canada ......................................   CAN            34,200      2,056,601         1.1
    BANKS-REGIONAL
  CGU PLC ...................................................   UK            110,000      2,053,431         1.1
    INSURANCE - MULTI-LINE
  Banque Nationale de Paris .................................   FR             24,379      1,992,196         1.0
    BANKS-MONEY CENTER
  HSBC Holdings PLC .........................................   HK             79,520      1,945,020         1.0
    BANKS-MONEY CENTER
  Safra Republic Holdings S.A.{\/} ..........................   LUX            24,400      1,830,000         0.9
    OTHER FINANCIAL
  State Bank of India Ltd. - Reg. S GDR-/- {c} {\/} .........   IND           144,410      1,704,038         0.9
    BANKS-REGIONAL
  BPI-SGPS S.A. .............................................   PORT           44,210      1,427,914         0.7
    BANKS-MONEY CENTER
  Nichiei Co., Ltd. .........................................   JPN            18,000      1,228,900         0.6
    OTHER FINANCIAL
  United Overseas Bank Ltd. - Foreign .......................   SING          222,300        691,190         0.4
    BANKS-MONEY CENTER
  Kokusai Securities Co., Ltd. ..............................   JPN            41,000        406,234         0.2
    SECURITIES BROKER
  Kookmin Bank-/- ...........................................   KOR            99,604        370,789         0.2
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          63,013,224
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (22.9%)
  Telecom Italia SpA ........................................   ITLY          708,900   $  5,183,248         2.7
    TELEPHONE NETWORKS
  Orange PLC-/- .............................................   UK            468,000      4,962,097         2.6
    WIRELESS COMMUNICATIONS
  EMI Group PLC .............................................   UK            540,000      4,724,662         2.4
    LEISURE & TOURISM
  Vodafone Group PLC ........................................   UK            366,500      4,653,920         2.4
    WIRELESS COMMUNICATIONS
  Telecom Corporation of New Zealand Ltd.: ..................   NZ                 --             --         2.0
    TELEPHONE NETWORKS
    Common ..................................................   --            891,300      3,679,954          --
    Installment Receipts ....................................   --             52,600        112,415          --
  Woolworths Ltd. ...........................................   AUSL        1,029,000      3,354,185         1.7
    RETAILERS-OTHER
  EMAP PLC ..................................................   UK            154,000      3,116,514         1.6
    BROADCASTING & PUBLISHING
  Reuters Group PLC .........................................   UK            272,000      3,111,037         1.6
    BROADCASTING & PUBLISHING
  Great Universal Stores PLC ................................   UK            182,000      2,400,735         1.2
    RETAILERS-OTHER
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           21,400      2,336,613         1.2
    TELEPHONE NETWORKS
  Telecel - Comunicacaoes Pessoais S.A. .....................   PORT           11,746      2,087,499         1.1
    WIRELESS COMMUNICATIONS
  Koninklijke Ahold N.V. ....................................   NETH           59,119      1,899,090         1.0
    RETAILERS-FOOD
  Ezaki Glico Co., Ltd. .....................................   JPN           270,000      1,536,776         0.8
    RETAILERS-FOOD
  Telstra Corp. Ltd. - Installment Receipts .................   AUSL          437,200      1,123,810         0.6
    TELEPHONE NETWORKS
  Vendex International N.V. .................................   NETH               62          2,333          --
    RETAILERS-OTHER
  Fast Retailing Co., Ltd. ..................................   JPN                44            414          --
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          44,285,302
                                                                                        ------------
Consumer Non-Durables (10.8%)
  Nestle S.A. - Registered ..................................   SWTZ            1,881      4,028,587         2.1
    FOOD
  Diageo PLC ................................................   UK            278,000      3,295,709         1.7
    BEVERAGES - ALCOHOLIC
  Gucci Group - NY Registered Shares{\/} ....................   NETH           47,900      2,538,700         1.3
    TEXTILES & APPAREL
  Foster's Brewing Group Ltd. ...............................   AUSL          970,600      2,290,004         1.2
    BEVERAGES - ALCOHOLIC
  Asahi Breweries Ltd. ......................................   JPN           180,000      2,278,151         1.2
    BEVERAGES - ALCOHOLIC
  Benckiser N.V. "B"-/- .....................................   NETH           35,800      2,203,158         1.1
    HOUSEHOLD PRODUCTS
  United Biscuits (Holdings) PLC ............................   UK            509,000      2,039,740         1.0
    FOOD

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (Continued)
  Amway Japan Ltd. ..........................................   JPN           125,000   $  1,328,922         0.7
    HOUSEHOLD PRODUCTS
  South African Breweries Ltd. ..............................   SAFR           44,200        910,878         0.5
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          20,913,849
                                                                                        ------------
Energy (9.8%)
  Viag AG ...................................................   GER             5,792      3,989,388         2.1
    ELECTRICAL & GAS UTILITIES
  Petroleum Geo-Services ASA-/- .............................   NOR           100,600      3,139,030         1.6
    ENERGY EQUIPMENT & SERVICES
  Shell Transport & Trading Co., PLC ........................   UK            412,000      2,903,056         1.5
    OIL
  Petroleo Brasileiro S.A. (Petrobras) - ADR{\/} ............   BRZL          147,900      2,736,150         1.4
    GAS PRODUCTION & DISTRIBUTION
  Burmah Castrol PLC ........................................   UK            130,000      2,322,591         1.2
    OIL
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY          315,300      2,055,610         1.1
    OIL
  Coflexip - ADR{\/} ........................................   FR             30,260      1,849,643         0.9
    OIL
                                                                                        ------------
                                                                                          18,995,468
                                                                                        ------------
Health Care (8.9%)
  Roche Holding AG ..........................................   SWTZ              409      4,019,567         2.1
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK            535,095      3,987,079         2.1
    PHARMACEUTICALS
  Novartis AG ...............................................   SWTZ            1,945      3,239,100         1.7
    PHARMACEUTICALS
  Astra AB "A" ..............................................   SWDN           97,313      1,990,091         1.0
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN            70,000      1,868,084         1.0
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR-/- {c} {\/} ................   HGRY           23,400      1,866,150         1.0
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          16,970,071
                                                                                        ------------
Capital Goods (4.6%)
  Nokia Oyj "A" .............................................   FIN            52,600      3,889,325         2.0
    TELECOM EQUIPMENT
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             14,440      2,940,455         1.5
    TELECOM EQUIPMENT
  Canon, Inc. ...............................................   JPN            90,000      2,050,336         1.1
    OFFICE EQUIPMENT
                                                                                        ------------
                                                                                           8,880,116
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (3.6%)
  Volvo AB "B" ..............................................   SWDN          106,320   $  3,168,057         1.6
    AUTOMOBILES
  Mabuchi Motor Co., Ltd. ...................................   JPN            31,000      1,972,951         1.0
    AUTOMOBILES
  Futuris Corp., Ltd. .......................................   AUSL        2,226,000      1,962,573         1.0
    AUTO PARTS
                                                                                        ------------
                                                                                           7,103,581
                                                                                        ------------
Technology (1.6%)
  Baan Company N.V.-/- {\/} .................................   NETH           42,920      1,534,390         0.8
    SOFTWARE
  Matsushita-Kotobuki Electronics Ltd. ......................   JPN            60,000      1,501,410         0.8
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           3,035,800
                                                                                        ------------
Materials/Basic Industry (1.3%)
  Akzo Nobel N.V. ...........................................   NETH           11,570      2,573,767         1.3
                                                                                        ------------
    CHEMICALS
Multi-Industry/Miscellaneous (0.6%)
  Shanghai Industrial Holdings Ltd. .........................   HK            486,000      1,144,821         0.6
    MULTI-INDUSTRY
  Vedior ....................................................   NETH               61          1,731          --
    MISCELLANEOUS
                                                                                        ------------
                                                                                           1,146,552
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $161,426,444) ................                            186,917,730        96.4
                                                                                        ------------       -----
                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co.,
   due July 1, 1998, for an effective yield of 5.70%,
   collateralized by $10,640,000 U.S. Treasury Bills, 5.75%
   due 12/31/98 (market value of collateral is $10,653,300,
   including accrued interest) (cost $10,444,000)  ..........                             10,444,000         5.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $171,870,444)  * ....................                            197,361,730       101.8
Other Assets and Liabilities ................................                             (3,584,545)       (1.8)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $193,777,185       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {c}  Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          *  For Federal income tax purposes, cost is $172,933,198 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  35,868,141
                 Unrealized depreciation:           (11,439,609)
                                                  -------------
                 Net unrealized appreciation:     $  24,428,532
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at June 30, 1998, was concentrated in the following countries:

                                        PERCENTAGE OF NET ASSETS {D}
                                        ----------------------------
                                                        SHORT-TERM
                                                          &
COUNTRY (COUNTRY CODE/CURRENCY CODE)       EQUITY       OTHER  TOTAL
--------------------------------------  -------------   -----  -----
Australia (AUSL/AUD) .................       6.7                 6.7
Brazil (BRZL/BRL) ....................       2.6                 2.6
Canada (CAN/CAD) .....................       1.1                 1.1
Finland (FIN/FIM) ....................       2.0                 2.0
France (FR/FRF) ......................       5.0                 5.0
Germany (GER/DEM) ....................       2.1                 2.1
Hong Kong (HK/HKD) ...................       1.6                 1.6
Hungary (HGRY/HUF) ...................       1.0                 1.0
India (IND/INR) ......................       0.9                 0.9
Italy (ITLY/ITL) .....................       3.8                 3.8
Japan (JPN/JPY) ......................       7.4                 7.4
Korea (KOR/KRW) ......................       0.2                 0.2
Luxembourg (LUX/LUF) .................       0.9                 0.9
Netherlands (NETH/NLG) ...............       7.2                 7.2
New Zealand (NZ/NZD) .................       2.0                 2.0
Norway (NOR/NOK) .....................       1.6                 1.6
Portugal (PORT/PTE) ..................       1.8                 1.8
Singapore (SING/SGD) .................       0.4                 0.4
South Africa (SAFR/ZAR) ..............       0.5                 0.5
Sweden (SWDN/SEK) ....................       6.8                 6.8
Switzerland (SWTZ/CHF) ...............      10.5                10.5
United Kingdom (UK/GBP) ..............      30.3                30.3
United States (US/USD) ...............                  3.6      3.6
                                           -----        -----  -----
Total  ...............................      96.4        3.6    100.0
                                           -----        -----  -----
                                           -----        -----  -----

--------------

{d}  Percentages indicated are based on net assets of $193,777,185.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                           JUNE 30, 1998 (UNAUDITED)

                                           MARKET VALUE     CONTRACT    DELIVERY   UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    APPRECIATION
----------------------------------------  --------------   -----------  --------  ------------
British Pounds..........................     5,170,795         0.59400   7/20/98   $  48,055
British Pounds..........................     4,771,542         0.60196   10/2/98      46,083
Deutsche Marks..........................     2,198,262         1.74900   8/26/98      60,171
French Francs...........................     5,057,106         5.94360    8/6/98      74,464
Japanese Yen............................     3,616,113       133.29000    7/7/98     135,106
Japanese Yen............................       727,347       130.50000    8/6/98      38,937
Japanese Yen............................     7,279,847       131.10000   8/12/98     347,918
Swiss Francs............................     5,655,612         1.47700   9/21/98      96,571
                                          --------------                          ------------
  Total Contracts to Sell (Receivable
   amount $35,323,929)..................    34,476,624                               847,305
                                          --------------                          ------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 17.79%.
Total Open Forward Foreign Currency Contracts...................................   $ 847,305
                                                                                  ------------
                                                                                  ------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $171,870,444) (Note 1).......................  $197,361,730
  U.S. currency.................................................................  $    42
  Foreign currencies (cost $43,627).............................................   43,621        43,663
                                                                                  -------
  Receivable for open forward foreign currency contracts (Note 1)........................       847,305
  Dividends and dividend withholding tax reclaims receivable.............................       611,952
  Receivable for Fund shares sold........................................................        44,949
  Interest receivable....................................................................         1,654
                                                                                           ------------
    Total assets.........................................................................   198,911,253
                                                                                           ------------
Liabilities:
  Payable for Fund shares repurchased....................................................     4,495,643
  Payable for securities purchased.......................................................       167,496
  Payable for investment management and administration fees (Note 2).....................       157,585
  Payable for transfer agent fees (Note 2)...............................................        87,461
  Payable for service and distribution expenses (Note 2).................................        84,627
  Payable for printing and postage expenses..............................................        61,636
  Payable for custodian fees.............................................................        29,469
  Payable for professional fees..........................................................        25,276
  Payable for Trustees' fees and expenses (Note 2).......................................         3,505
  Payable for registration and filing fees...............................................         3,270
  Payable for fund accounting fees (Note 2)..............................................         2,807
  Other accrued expenses.................................................................        15,293
                                                                                           ------------
    Total liabilities....................................................................     5,134,068
                                                                                           ------------
Net assets...............................................................................  $193,777,185
                                                                                           ------------
                                                                                           ------------
Class A:
Net asset value and redemption price per share ($143,957,678 DIVIDED BY 16,887,447 shares
 outstanding)............................................................................  $       8.52
                                                                                           ------------
                                                                                           ------------
Maximum offering price per share (100/94.5 of $8.52) *...................................  $       9.02
                                                                                           ------------
                                                                                           ------------
Class B:+
Net asset value and offering price per share ($49,567,348 DIVIDED BY 6,072,995 shares
 outstanding)............................................................................  $       8.16
                                                                                           ------------
                                                                                           ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($252,159
 DIVIDED BY 29,471 shares outstanding)...................................................  $       8.56
                                                                                           ------------
                                                                                           ------------
Net assets consist of:
  Paid in capital (Note 4)...............................................................  $147,699,757
  Undistributed net investment income....................................................       736,445
  Accumulated net realized gain on investments and foreign currency transactions.........    19,005,373
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies............................................................................       844,324
  Net unrealized appreciation of investments.............................................    25,491,286
                                                                                           ------------
Total -- representing net assets applicable to capital shares outstanding................  $193,777,185
                                                                                           ------------
                                                                                           ------------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $288,274)...............................  $ 2,361,211
  Interest income............................................................................      322,812
  Securities lending income..................................................................      171,562
                                                                                               -----------
    Total investment income..................................................................    2,855,585
                                                                                               -----------
Expenses:
  Investment management and administration fees (Note 2).....................................      996,492
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $   261,811
    Class B.....................................................................      270,170      531,981
                                                                                  -----------
  Transfer agent fees (Note 2)...............................................................      325,600
  Custodian fees.............................................................................       81,050
  Professional Fees..........................................................................       55,029
  Registration and filing fees...............................................................       51,200
  Printing and postage expenses..............................................................       42,250
  Fund accounting fees (Note 2)..............................................................       27,640
  Trustees' fees and expenses (Note 2).......................................................        6,516
  Other expenses (Note 1)....................................................................        8,219
                                                                                               -----------
    Total expenses before reductions.........................................................    2,125,977
                                                                                               -----------
      Expense reductions (Note 5)............................................................       (6,837)
                                                                                               -----------
    Total net expenses.......................................................................    2,119,140
                                                                                               -----------
Net investment income........................................................................      736,445
                                                                                               -----------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments..............................................   13,546,039
  Net realized gain on foreign currency transactions............................    2,112,549
                                                                                  -----------
    Net realized gain during the period......................................................   15,658,588
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies........................................................     (710,893)
  Net change in unrealized appreciation of investments..........................    8,535,197
                                                                                  -----------
    Net unrealized appreciation during the period............................................    7,824,304
                                                                                               -----------
Net realized and unrealized gain on investments and foreign currencies.......................   23,482,892
                                                                                               -----------
Net increase in net assets resulting from operations.........................................  $24,219,337
                                                                                               -----------
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995        1994      1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $    7.67    $    8.92   $    9.08   $    9.17   $   11.02   $    8.21
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         0.04         0.03       (0.01)       0.03       (0.04)       0.03
  Net realized and unrealized gain
   (loss) on investments................         0.81         0.69        0.84        0.32       (0.82)       2.78
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         0.85         0.72        0.83        0.35       (0.86)       2.81
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --        (0.03)         --          --       (0.04)         --
  From net realized gain on
   investments..........................           --        (1.94)      (0.99)      (0.24)      (0.95)         --
  In excess of net realized gain on
   investments..........................           --           --          --       (0.20)         --          --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................           --        (1.97)      (0.99)      (0.44)      (0.99)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $    8.52    $    7.67   $    8.92   $    9.08   $    9.17   $   11.02
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        11.08%(b)      8.51%      9.28%       3.88%      (7.78)%     34.23%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 143,958    $ 148,143   $ 196,601   $ 308,816   $ 430,701   $ 523,397
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.89%(a)      0.35%     (0.14)%      0.24%      (0.04)%       0.3%
  Without expense reductions............         0.88%(a)      0.22%     (0.25)%      0.16%      (0.09)%       N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.90%(a)      1.69%      1.80%       1.70%       1.70%       1.80%
  Without expense reductions............         1.91%(a)      1.82%      1.91%       1.78%       1.75%        N/A
Portfolio turnover rate++++.............           51%(a)        72%        74%         75%         96%         90%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            JUNE 30,                YEAR ENDED DECEMBER 31,                   TO
                                              1998       ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995        1994       1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    7.36    $    8.68   $    8.91   $    9.07   $   10.98     $    8.74
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.01        (0.03)      (0.07)      (0.04)      (0.10)        (0.01)
  Net realized and unrealized gain
   (loss) on investments................         0.79         0.65        0.83        0.32       (0.82)         2.25
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         0.80         0.62        0.76        0.28       (0.92)         2.24
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --           --          --          --       (0.04)           --
  From net realized gain on
   investments..........................           --        (1.94)      (0.99)      (0.24)      (0.95)           --
  In excess of net realized gain on
   investments..........................           --           --          --       (0.20)         --            --
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Total distributions.................           --        (1.94)      (0.99)      (0.44)      (0.99)           --
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $    8.16    $    7.36   $    8.68   $    8.91   $    9.07     $   10.98
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............        10.72%(b)      7.71%      8.67%       3.15%      (8.36)%       25.63%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  49,567    $  56,023   $  64,102   $  69,654   $  71,794     $  30,745
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.24%(a)     (0.30)%     (0.79)%     (0.41)%     (0.69)%        (0.4)%(a)
  Without expense reductions............         0.23%(a)     (0.43)%     (0.90)%     (0.49)%     (0.74)%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         2.55%(a)      2.34%      2.45%       2.35%       2.35%          2.4%(a)
  Without expense reductions............         2.56%(a)      2.47%      2.56%       2.43%       2.40%          N/A
Portfolio turnover rate++++.............           51%(a)        72%        74%         75%         96%           90%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             ADVISOR CLASS+++
                                          -------------------------------------------------------
                                            SIX MONTHS
                                              ENDED       YEAR ENDED DECEMBER 31,   JUNE 1, 1995
                                             JUNE 30,                                    TO
                                               1998       ------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)     1996 (D)        1995
                                          --------------  -----------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    7.72      $    9.01    $    9.11     $    8.49
                                          --------------  -----------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.05           0.07         0.02          0.03
  Net realized and unrealized gain
   (loss) on investments................         0.79           0.65         0.87          1.03
                                          --------------  -----------  -----------  -------------
    Net increase (decrease) from
     investment operations..............         0.84           0.72         0.89          1.06
                                          --------------  -----------  -----------  -------------
Distributions to shareholders:
  From net investment income............           --          (0.07)          --            --
  From net realized gain on
   investments..........................           --          (1.94)       (0.99)        (0.24)
  In excess of net realized gain on
   investments..........................           --             --           --         (0.20)
                                          --------------  -----------  -----------  -------------
    Total distributions.................           --          (2.01)       (0.99)        (0.44)
                                          --------------  -----------  -----------  -------------
Net asset value, end of period..........    $    8.56      $    7.72    $    9.01     $    9.11
                                          --------------  -----------  -----------  -------------
                                          --------------  -----------  -----------  -------------

Total investment return (c).............        10.75 %(b)       8.53%       9.79%        12.56%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     252      $     284    $     461     $     381
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         1.24 %(a)       0.70%       0.21%         0.59%(a)
  Without expense reductions............         1.23 %(a)       0.57%       0.10%         0.51%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.55 %(a)       1.34%       1.45%         1.35%(a)
  Without expense reductions............         1.56 %(a)       1.47%       1.56%         1.43%(a)
Portfolio turnover rate++++.............           51 %(a)         72%         74%           75%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED
                                                                                   JUNE 30, 1998        YEAR ENDED
                                                                                    (UNAUDITED)      DECEMBER 31, 1997
                                                                                  ----------------   -----------------
Decrease in net assets
Operations:
  Net investment income.........................................................   $     736,445       $     427,766
  Net realized gain on investments and foreign currency transactions............      15,658,588          38,105,893
  Net change in unrealized appreciation (depreciation) on translation of assets
   and liabilities in foreign currencies........................................        (710,893)            286,534
  Net change in unrealized appreciation (depreciation) of investments...........       8,535,197         (14,668,685)
                                                                                  ----------------   -----------------
    Net increase in net assets resulting from operations........................      24,219,337          24,151,508
                                                                                  ----------------   -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income....................................................              --            (425,877)
  From net realized gain on investments.........................................              --         (29,789,043)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.........................................              --         (10,955,953)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income....................................................              --              (1,888)
  From net realized gain on investments.........................................              --             (56,864)
                                                                                  ----------------   -----------------
    Total distributions.........................................................              --         (41,229,625)
                                                                                  ----------------   -----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..............................     479,246,906         663,662,225
  Decrease from capital shares repurchased......................................    (514,139,082)       (703,298,069)
                                                                                  ----------------   -----------------
    Net decrease from capital share transactions................................     (34,892,176)        (39,635,844)
                                                                                  ----------------   -----------------
Total decrease in net assets....................................................     (10,672,839)        (56,713,961)
Net assets:
  Beginning of period...........................................................     204,450,024         261,163,985
                                                                                  ----------------   -----------------
  End of period *...............................................................   $ 193,777,185       $ 204,450,024
                                                                                  ----------------   -----------------
                                                                                  ----------------   -----------------
 * Includes undistributed net investment income of..............................   $     736,445       $          --
                                                                                  ----------------   -----------------
                                                                                  ----------------   -----------------

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                         NOTES TO FINANCIAL STATEMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM International Growth Fund (the "Fund" formerly, GT Global International Growth Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series ). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of approximately $21,489,285 were on loan to brokers. The loans were secured by cash collateral of $22,551,564, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $171,562.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restrictions securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $1,201,545 with a weighted average interest rate of 6.26%. Interest expense for the period ended June 30, 1998 was $2,297, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales were made. For the period ended June 30, 1998, AIM Distributors and GT Global retained $2,985 and $2,625, respectively, of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. No CDSC's were collected for the period ended June 30, 1998. AIM Distributors also

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $12,093 and $118,618, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Fund. Under the Class A Plan, the Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $48,153,983 and $72,265,377, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 1998               YEAR ENDED
                                                                        (UNAUDITED)             DECEMBER 31, 1997
                                                                 -------------------------  -------------------------
CLASS A                                                            SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................   40,426,588  $335,523,591   40,276,923  $372,306,238
Shares issued in connection with reinvestment of
  distributions................................................           --            --    3,306,465    24,897,200
                                                                 -----------  ------------  -----------  ------------
                                                                  40,426,588   335,523,591   43,583,388   397,203,438
Shares repurchased.............................................  (42,859,903) (357,980,924) (46,298,211) (433,072,839)
                                                                 -----------  ------------  -----------  ------------
Net decrease...................................................   (2,433,315) $(22,457,333)  (2,714,823) $(35,869,401)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

CLASS B
---------------------------------------------------------------
Shares sold....................................................   15,955,626  $125,312,223   25,433,444  $233,714,318
Shares issued in connection with reinvestment of
  distributions................................................           --            --    1,311,193     9,480,349
                                                                 -----------  ------------  -----------  ------------
                                                                  15,955,626   125,312,223   26,744,637   243,194,667
Shares repurchased.............................................  (17,489,434) (137,511,761) (26,525,397) (246,915,890)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................   (1,533,808) $(12,199,538)     219,240  $ (3,721,223)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------
ADVISOR CLASS
---------------------------------------------------------------
Shares sold....................................................    2,272,018  $ 18,411,092    2,419,305  $ 23,205,242
Shares issued in connection with reinvestment of
  distributions................................................           --            --        7,757        58,878
                                                                 -----------  ------------  -----------  ------------
                                                                   2,272,018    18,411,092    2,427,062    23,264,120
Shares repurchased.............................................   (2,279,344)  (18,646,397)  (2,441,431)  (23,309,340)
                                                                 -----------  ------------  -----------  ------------
Net decrease...................................................       (7,326) $   (235,305)     (14,369) $    (45,220)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period ended June 30, 1998, the Fund's expenses were reduced by $6,837 under these arrangements.

                       GT GLOBAL INTERNATIONAL GROWTH FUND

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global International Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global International Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (26.7%)
  HSBC Holdings PLC .........................................   HK            180,100   $  4,439,453         2.2
    BANKS-MONEY CENTER
  Nordbanken Holding AB-/- ..................................   SWDN          772,120      4,367,701         2.1
    OTHER FINANCIAL
  Australia & New Zealand Banking Group Ltd. ................   AUSL          625,600      4,132,897         2.0
    BANKS-REGIONAL
  Royal & Sun Alliance Insurance Group PLC ..................   UK            405,000      4,076,601         2.0
    INSURANCE - MULTI-LINE
  M & G Group PLC ...........................................   UK            175,000      4,044,540         2.0
    INVESTMENT MANAGEMENT
  ForeningsSparbanken AB ....................................   SWDN          145,230      3,302,595         1.6
    BANKS-REGIONAL
  Abbey National PLC ........................................   UK            182,400      3,267,626         1.6
    BANKS-SUPER REGIONAL
  ING Groep N.V. ............................................   NETH           76,097      3,205,744         1.6
    OTHER FINANCIAL
  National Westminster Bank PLC .............................   UK            162,000      2,692,020         1.3
    BANKS-MONEY CENTER
  Lloyds TSB Group PLC ......................................   UK            196,000      2,532,874         1.2
    BANKS-REGIONAL
  Unidanmark AS "A" .........................................   DEN            34,300      2,518,341         1.2
    BANKS-REGIONAL
  Axa - UAP .................................................   FR             32,050      2,479,968         1.2
    INSURANCE - MULTI-LINE
  Nichiei Co., Ltd. .........................................   JPN            22,800      2,428,506         1.2
    OTHER FINANCIAL
  Schroders PLC .............................................   UK             76,000      2,387,323         1.2
    BANKS-MONEY CENTER
  State Bank of India Ltd. - GDR{\/} ........................   IND           125,000      2,234,375         1.1
    BANKS-REGIONAL
  Schweizerischer Bankverein (Swiss Bank Corp.) .............   SWTZ            6,554      2,037,187         1.0
    BANKS-MONEY CENTER
  Banque Nationale de Paris .................................   FR             35,379      1,880,492         0.9
    BANKS-MONEY CENTER
  United Overseas Bank Ltd. - Foreign .......................   SING          222,300      1,235,000         0.6
    BANKS-MONEY CENTER
  PSIL Bangkok Bank Co., Ltd. (Entitlement Certificates){\/}
   {=} ......................................................   THAI          320,000        588,800         0.3
    OTHER FINANCIAL
  Kookmin Bank ..............................................   KOR            84,910        448,345         0.2
    BANKS-MONEY CENTER
  Union Bank of Switzerland - Bearer ........................   SWTZ              275        397,645         0.2
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          54,698,033
                                                                                        ------------
Services (20.0%)
  EMI Group PLC .............................................   UK            578,000      4,821,412         2.4
    LEISURE & TOURISM
  Woolworths Ltd. ...........................................   AUSL        1,279,000      4,274,721         2.1
    RETAILERS-OTHER

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Telecom Italia SpA ........................................   ITLY          609,900   $  3,903,636         1.9
    TELEPHONE NETWORKS
  Telecom Corporation of New Zealand Ltd. ...................   NZ            725,500      3,515,509         1.7
    TELEPHONE NETWORKS
  Reuters Holdings PLC ......................................   UK            305,000      3,330,460         1.6
    BROADCASTING & PUBLISHING
  Koninklijke Ahold N.V. ....................................   NETH          117,919      3,077,109         1.5
    RETAILERS-FOOD
  EMAP PLC ..................................................   UK            180,000      2,682,266         1.3
    BROADCASTING & PUBLISHING
  Great Universal Stores PLC ................................   UK            208,000      2,619,639         1.3
    RETAILERS-OTHER
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           21,400      2,491,763         1.2
    TELEPHONE NETWORKS
  Ezaki Glico Co., Ltd. .....................................   JPN           370,000      2,390,115         1.2
    RETAILERS-FOOD
  Portugal Telecom S.A. - Registered ........................   PORT           46,400      2,153,565         1.0
    TELEPHONE NETWORKS
  Telecel - Comunicacaoes Pessoais S.A.-/- ..................   PORT           17,619      1,877,764         0.9
    WIRELESS COMMUNICATIONS
  Vendex International N.V. .................................   NETH           31,755      1,752,853         0.9
    RETAILERS-OTHER
  Vodafone Group PLC ........................................   UK            165,928      1,196,098         0.6
    WIRELESS COMMUNICATIONS
  Telstra Corp. Ltd.-/- .....................................   AUSL          437,200        922,880         0.4
    TELEPHONE NETWORKS
  Fast Retailing Co., Ltd. ..................................   JPN                44            705          --
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          41,010,495
                                                                                        ------------
Energy (10.5%)
  Petroleo Brasileiro S.A. (Petrobras) - ADR{\/} ............   BRZL          197,900      4,724,863         2.3
    GAS PRODUCTION & DISTRIBUTION
  Shell Transport & Trading Co., PLC ........................   UK            478,000      3,453,530         1.7
    OIL
  Viag AG ...................................................   GER             5,792      3,120,627         1.5
    ELECTRICAL & GAS UTILITIES
  Total S.A. "B" ............................................   FR             28,580      3,110,393         1.5
    OIL
  Petroleum Geo-Services ASA-/- .............................   NOR            47,990      3,022,967         1.5
    ENERGY EQUIPMENT & SERVICES
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY          355,200      2,029,542         1.0
    OIL
  Coflexip - ADR{\/} ........................................   FR             35,230      1,955,265         1.0
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          21,417,187
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (8.7%)
  Roche Holding AG ..........................................   SWTZ              543   $  5,392,449         2.6
    PHARMACEUTICALS
  Novartis AG ...............................................   SWTZ            1,709      2,773,059         1.4
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ....................   HGRY           23,400      2,688,075         1.3
    PHARMACEUTICALS
  Schering AG ...............................................   GER            26,700      2,575,730         1.3
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN            80,000      2,280,460         1.1
    PHARMACEUTICALS
  Astra AB "A" ..............................................   SWDN          115,313      1,997,573         1.0
    MEDICAL TECHNOLOGY & SUPPLIES
  M.L. Laboratories PLC-/- ..................................   UK             21,368         28,947          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          17,736,293
                                                                                        ------------
Materials/Basic Industry (7.1%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           829,400      4,060,647         2.0
    PAPER/PACKAGING
  Ciba Specialty Chemicals AG-/- ............................   SWTZ           31,880      3,797,837         1.9
    CHEMICALS
  Akzo Nobel N.V. ...........................................   NETH           15,210      2,623,035         1.3
    CHEMICALS
  BOC Group PLC .............................................   UK            136,000      2,235,402         1.1
    CHEMICALS
  CRH PLC ...................................................   UK            138,600      1,604,483         0.8
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          14,321,404
                                                                                        ------------
Consumer Non-Durables (6.0%)
  Asahi Breweries Ltd. ......................................   JPN           210,000      3,057,471         1.5
    BEVERAGES - ALCOHOLIC
  Nestle S.A. - Registered ..................................   SWTZ            1,771      2,654,196         1.3
    FOOD
  Amway Japan Ltd. ..........................................   JPN           125,000      2,394,636         1.2
    HOUSEHOLD PRODUCTS
  Diageo PLC ................................................   UK            235,000      2,158,990         1.0
    BEVERAGES - ALCOHOLIC
  South African Breweries Ltd. ..............................   SAFR           42,000      1,036,184         0.5
    BEVERAGES - ALCOHOLIC
  Benckiser N.V. "B"-/- .....................................   NETH           24,500      1,013,985         0.5
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                          12,315,462
                                                                                        ------------
Capital Goods (4.9%)
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             31,500      4,003,905         2.0
    TELECOM EQUIPMENT
  Canon, Inc. ...............................................   JPN           120,000      2,795,402         1.4
    OFFICE EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (Continued)
  Nokia AB "A" ..............................................   FIN            28,300   $  1,979,602         1.0
    TELECOM EQUIPMENT
  Kurita Water Industries Ltd. ..............................   JPN            95,000        968,199         0.5
    ENVIRONMENTAL
                                                                                        ------------
                                                                                           9,747,108
                                                                                        ------------
Multi-Industry/Miscellaneous (3.3%)
  BBA Group PLC .............................................   UK            395,000      2,646,305         1.3
    MULTI-INDUSTRY
  Shanghai Industrial Holdings Ltd. .........................   HK            686,000      2,549,758         1.2
    MULTI-INDUSTRY
  Hutchison Whampoa .........................................   HK            279,000      1,749,939         0.8
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                           6,946,002
                                                                                        ------------
Technology (3.3%)
  Cap Gemini N.V. ...........................................   NETH           69,120      2,356,054         1.1
    COMPUTERS & PERIPHERALS
  Matsushita-Kotobuki Electronics Ltd. ......................   JPN            88,000      2,211,801         1.1
    COMPUTERS & PERIPHERALS
  Baan Company N.V.-/- {\/} .................................   NETH           65,360      2,156,880         1.0
    SOFTWARE
  Koei Co., Ltd. ............................................   JPN            43,300        205,716         0.1
    SOFTWARE
                                                                                        ------------
                                                                                           6,930,451
                                                                                        ------------
Consumer Durables (1.9%)
  Futuris Corp., Ltd. .......................................   AUSL        2,226,000      2,436,432         1.2
    AUTO PARTS
  Cheung Kong (Holdings) Ltd. ...............................   HK            212,000      1,388,527         0.7
    HOUSING
                                                                                        ------------
                                                                                           3,824,959
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $171,991,305) ................                            188,947,394        92.4
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $20,795,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $20,814,506,
   including accrued interest).
   (cost $20,403,000)  ......................................                           $ 20,403,000        10.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $192,394,305)  * ....................                            209,350,394       102.4
Other Assets and Liabilities ................................                             (4,900,370)       (2.4)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $204,450,024       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {=} Each share of Entitlement Certificates represents one local share of PSIL Bangkok Bank Co., Ltd.
          * For Federal income tax purposes, cost is $193,457,059 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  27,995,828
                 Unrealized depreciation:           (12,102,493)
                                                  -------------
                 Net unrealized appreciation:     $  15,893,335
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1997, was concentrated in the following countries:

                                           PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER        TOTAL
--------------------------------------  ------   -------------   ----------
Australia (AUSL/AUD) .................    5.7                           5.7
Brazil (BRZL/BRL) ....................    3.5                           3.5
Denmark (DEN/DKK) ....................    1.2                           1.2
Finland (FIN/FIM) ....................    1.0                           1.0
France (FR/FRF) ......................    6.6                           6.6
Germany (GER/DEM) ....................    2.8                           2.8
Hong Kong (HK/HKD) ...................    4.9                           4.9
Hungary (HGRY/HUF) ...................    1.3                           1.3
India (IND/INR) ......................    1.1                           1.1
Italy (ITLY/ITL) .....................    2.9                           2.9
Japan (JPN/JPY) ......................    9.3                           9.3
Korea (KOR/KRW) ......................    0.2                           0.2
Mexico (MEX/MXN) .....................    2.0                           2.0
Netherlands (NETH/NLG) ...............    7.9                           7.9
New Zealand (NZ/NZD) .................    1.7                           1.7
Norway (NOR/NOK) .....................    1.5                           1.5
Portugal (PORT/PTE) ..................    1.9                           1.9
Singapore (SING/SGD) .................    0.6                           0.6
South Africa (SAFR/ZAR) ..............    0.5                           0.5
Sweden (SWDN/SEK) ....................    4.7                           4.7
Switzerland (SWTZ/CHF) ...............    8.4                           8.4
Thailand (THAI/THB) ..................    0.3                           0.3
United Kingdom (UK/GBP) ..............   22.4                          22.4
United States (US/USD) ...............                7.6               7.6
                                        ------        ---        ----------
Total  ...............................   92.4         7.6             100.0
                                        ------        ---        ----------
                                        ------        ---        ----------

--------------

{d}  Percentages indicated are based on net assets of $204,450,024.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     3,904,418         1.72492   2/23/98   $   153,742
French Francs...........................     5,079,036         5.72800    2/6/98       245,685
French Francs...........................     1,998,309         5.77490    2/6/98        79,649
Japanese Yen............................     4,528,736       120.70000    1/7/98       367,702
Japanese Yen............................       770,321       118.82300    2/4/98        71,267
Japanese Yen............................     8,992,174       122.40000   2/12/98       533,970
Swiss Francs............................     5,872,843         1.42180   3/19/98       105,494
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $32,703,346)..................    31,145,837                               1,557,509
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 15.23%.
Total Open Forward Foreign Currency Contracts...................................   $ 1,557,509
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $171,991,305) (Note 1)..........................  $188,947,394
  Repurchase agreement, at value and cost...................................................   20,403,000
  U.S. currency..................................................................  $     518
  Foreign currencies (cost $2,476,057)...........................................  2,469,130    2,469,648
                                                                                   ---------
  Receivable for open forward foreign currency contracts (Note 1)...........................    1,557,509
  Receivable for securities sold............................................................      409,819
  Dividends and dividend withholding tax reclaims receivable................................      280,212
  Receivable for Fund shares sold...........................................................       36,825
  Interest receivable.......................................................................        3,502
                                                                                              -----------
    Total assets............................................................................  214,107,909
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................    8,454,213
  Payable for securities purchased..........................................................      746,544
  Payable for investment management and administration fees (Note 2)........................      164,822
  Payable for service and distribution expenses (Note 2)....................................       88,263
  Payable for printing and postage expenses.................................................       67,943
  Payable for transfer agent fees (Note 2)..................................................       45,803
  Payable for professional fees.............................................................       32,257
  Payable for registration and filing fees..................................................       17,314
  Payable for custodian fees................................................................       16,939
  Payable for Trustees' fees and expenses (Note 2)..........................................        5,340
  Payable for fund accounting fees (Note 2).................................................        2,463
  Other accrued expenses....................................................................       15,984
                                                                                              -----------
    Total liabilities.......................................................................    9,657,885
                                                                                              -----------
Net assets..................................................................................  $204,450,024
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($148,143,474 DIVIDED BY 19,320,762 shares
 outstanding)...............................................................................  $      7.67
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $7.67) *.....................................  $      8.05
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($56,022,575 DIVIDED BY 7,606,803 shares
 outstanding)...............................................................................  $      7.36
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($283,975 DIVIDED
 BY 36,797 shares outstanding)..............................................................  $      7.72
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $182,591,933
  Accumulated net realized gain on investments and foreign currency transactions............    3,346,785
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................    1,555,217
  Net unrealized appreciation of investments................................................   16,956,089
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $204,450,024
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $720,333)..............................  $ 4,147,307
  Interest income...........................................................................      693,646
                                                                                              -----------
    Total investment income.................................................................    4,840,953
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    2,309,873
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   607,400
    Class B....................................................................      625,899    1,233,299
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................      645,736
  Custodian fees............................................................................      199,701
  Professional fees.........................................................................       82,923
  Registration and filing fees..............................................................       78,995
  Fund accounting fees (Note 2).............................................................       59,416
  Printing and postage expenses.............................................................       42,984
  Trustees' fees and expenses (Note 2)......................................................       13,387
  Other expenses (Note 1)...................................................................       44,923
                                                                                              -----------
    Total expenses before reductions........................................................    4,711,237
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (298,050)
                                                                                              -----------
    Total net expenses......................................................................    4,413,187
                                                                                              -----------
Net investment income.......................................................................      427,766
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   32,730,836
  Net realized gain on foreign currency transactions...........................    5,375,057
                                                                                 -----------
    Net realized gain during the year.......................................................   38,105,893
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies...........................................      286,534
  Net change in unrealized appreciation of investments.........................  (14,668,685)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (14,382,151)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   23,723,742
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $24,151,508
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................   $   427,766   $    (860,684)
  Net realized gain on investments and foreign currency transactions.......    38,105,893      37,931,580
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies.......................................       286,534         205,239
  Net change in unrealized depreciation of investments.....................   (14,668,685)     (7,070,173)
                                                                             -------------  -------------
    Net increase in net assets resulting from operations...................    24,151,508      30,205,962
                                                                             -------------  -------------
Class A:
Distributions to shareholders:
  From net investment income...............................................      (425,877)             --
  From net realized gain on investments....................................   (29,789,043)    (20,343,820)
Class B:
Distributions to shareholders:
  From net investment income...............................................            --              --
  From net realized gain on investments....................................   (10,955,953)     (6,672,791)
Advisor Class:
Distributions to shareholders:
  From net investment income...............................................        (1,888)             --
  From net realized gain on investments....................................       (56,864)        (46,941)
                                                                             -------------  -------------
    Total distributions....................................................   (41,229,625)    (27,063,552)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   663,662,225   1,289,311,201
  Decrease from capital shares repurchased.................................  (703,298,069)  (1,410,140,865)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................   (39,635,844)   (120,829,664)
                                                                             -------------  -------------
Total decrease in net assets...............................................   (56,713,961)   (117,687,254)
Net assets:
  Beginning of year........................................................   261,163,985     378,851,239
                                                                             -------------  -------------
  End of year *............................................................   $204,450,024  $ 261,163,985
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................   $        --   $          --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995        1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.92   $    9.08   $    9.17   $   11.02   $    8.21
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.03       (0.01)       0.03       (0.04)       0.03
  Net realized and unrealized gain
   (loss) on investments................       0.69        0.84        0.32       (0.82)       2.78
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.72        0.83        0.35       (0.86)       2.81
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.03)         --          --       (0.04)         --
  From net realized gain on
   investments..........................      (1.94)      (0.99)      (0.24)      (0.95)         --
  In excess of net realized gain on
   investments..........................         --          --       (0.20)         --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.97)      (0.99)      (0.44)      (0.99)         --
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    7.67   $    8.92   $    9.08   $    9.17   $   11.02
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       8.51%       9.28%       3.88%      (7.78)%     34.23%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 148,143   $ 196,601   $ 308,816   $ 430,701   $ 523,397
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.35%      (0.14)%      0.24%      (0.04)%       0.3%
  Without expense reductions............       0.22%      (0.25)%      0.16%      (0.09)%       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.69%       1.80%       1.70%       1.70%       1.80%
  Without expense reductions............       1.82%       1.91%       1.78%       1.75%        N/A
Portfolio turnover rate++++.............         72%         74%         75%         96%         90%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0269   $  0.0267         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)      1995        1994       1993 (D)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.68   $    8.91   $    9.07   $   10.98     $    8.74
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.03)      (0.07)      (0.04)      (0.10)        (0.01)
  Net realized and unrealized gain
   (loss) on investments................       0.65        0.83        0.32       (0.82)         2.25
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       0.62        0.76        0.28       (0.92)         2.24
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.04)           --
  From net realized gain on
   investments..........................      (1.94)      (0.99)      (0.24)      (0.95)           --
  In excess of net realized gain on
   investments..........................         --          --       (0.20)         --            --
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (1.94)      (0.99)      (0.44)      (0.99)           --
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $    7.36   $    8.68   $    8.91   $    9.07     $   10.98
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............       7.71%       8.67%       3.15%      (8.36)%       25.63%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  56,023   $  64,102   $  69,654   $  71,794     $  30,745
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.30)%     (0.79)%     (0.41)%     (0.69)%        (0.4)%(a)
  Without expense reductions............      (0.43)%     (0.90)%     (0.49)%     (0.74)%         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.34%       2.45%       2.35%       2.35%          2.4%(a)
  Without expense reductions............       2.47%       2.56%       2.43%       2.40%          N/A
Portfolio turnover rate++++.............         72%         74%         75%         96%           90%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0269   $  0.0267         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    ADVISOR CLASS+++
                                          -------------------------------------
                                           YEAR ENDED DECEMBER    JUNE 1, 1995
                                                   31,                 TO
                                          ----------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)       1995
                                          ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.01   $    9.11     $    8.49
                                          ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       0.07        0.02          0.03
  Net realized and unrealized gain
   (loss) on investments................       0.65        0.87          1.03
                                          ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       0.72        0.89          1.06
                                          ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............      (0.07)         --            --
  From net realized gain on
   investments..........................      (1.94)      (0.99)        (0.24)
  In excess of net realized gain on
   investments..........................         --          --         (0.20)
                                          ----------  ----------  -------------
    Total distributions.................      (2.01)      (0.99)        (0.44)
                                          ----------  ----------  -------------
Net asset value, end of period..........  $    7.72   $    9.01     $    9.11
                                          ----------  ----------  -------------
                                          ----------  ----------  -------------

Total investment return (c).............       8.53%       9.79%        12.56%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $     284   $     461     $     381
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.70%       0.21%         0.59%(a)
  Without expense reductions............       0.57%       0.10%         0.51%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.34%       1.45%         1.35%(a)
  Without expense reductions............       1.47%       1.56%         1.43%(a)
Portfolio turnover rate++++.............         72%         74%           75%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0269   $  0.0267           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global International Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of approximately $13,985,826 were on loan to brokers. The loans were secured by cash collateral of $14,709,765, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1997, the Fund received securities lending fees of $277,743. Fees received from securities loaned were used to reduce the Fund's custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTION TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate

                      GT GLOBAL INTERNATIONAL GROWTH FUND

fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restrictions securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the year ended December 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $3,563,759 with a weighted average interest rate of 6.32%. Interest expense for the year ended December 31, 1997 was $18,147, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $11,166 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $6,515. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $351,900. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, and 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer

                      GT GLOBAL INTERNATIONAL GROWTH FUND

agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $157,702,649 and $236,135,186, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                      YEAR ENDED                             YEAR ENDED
                                                   DECEMBER 31, 1997                     DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
CLASS A                                       SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................       40,276,923  $      372,306,238       122,327,179  $      1,141,723,541
Shares issued in connection with
  reinvestment of distributions.........        3,306,465          24,897,200         1,912,490            16,848,644
                                          ---------------  ------------------  ----------------  --------------------
                                               43,583,388         397,203,438       124,239,669         1,158,572,185
Shares repurchased......................      (46,298,211)       (433,072,839)     (136,198,803)       (1,274,970,792)
                                          ---------------  ------------------  ----------------  --------------------
Net decrease............................       (2,714,823) $      (35,869,401)      (11,959,134) $       (116,398,607)
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------

                                                      YEAR ENDED                             YEAR ENDED
                                                   DECEMBER 31, 1997                     DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
CLASS B                                       SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................       25,433,444  $      233,714,318        11,345,619  $        103,852,840
Shares issued in connection with
  reinvestment of distributions.........        1,311,193           9,480,349           678,796             5,819,941
                                          ---------------  ------------------  ----------------  --------------------
                                               26,744,637         243,194,667        12,024,415           109,672,781
Shares repurchased......................      (26,525,397)       (246,915,890)      (12,451,843)         (114,133,394)
                                          ---------------  ------------------  ----------------  --------------------
Net increase (decrease).................          219,240  $       (3,721,223)         (427,428) $         (4,460,613)
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------

                                                      YEAR ENDED                             YEAR ENDED
                                                   DECEMBER 31, 1997                     DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................        2,419,305  $       23,205,242         2,233,829  $         21,033,137
Shares issued in connection with
  reinvestment of distributions.........            7,757              58,878             3,723                33,098
                                          ---------------  ------------------  ----------------  --------------------
                                                2,427,062          23,264,120         2,237,552            21,066,235
Shares repurchased......................       (2,441,431)        (23,309,340)       (2,228,201)          (21,036,679)
                                          ---------------  ------------------  ----------------  --------------------
Net increase (decrease).................          (14,369) $          (45,220)            9,351  $             29,556
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $20,307 under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended December 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.2321 per share (representing an approximate total of $4,876,007). The total amount of taxes paid by the Fund to such countries was approximately $.0343 per share (representing an approximate total of $720,333).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $26,594,230 as a capital gain dividend for the fiscal year ended December 31, 1997.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                        VALUE        % OF NET
EQUITY INVESTMENTS                                                        SHARES       (NOTE 1)       ASSETS
----------------------------------------------------------------------  -----------  ------------  -------------
Services (18.3%)
  Ito-Yokado Co., Ltd. ...............................................       65,000  $  3,069,719        4.5
    RETAILERS-OTHER
  Southland Corp.{l} -/- {\/} ........................................    1,048,200     2,882,550        4.2
    RETAILERS-OTHER
  Yoshinoya D&C Co., Ltd. ............................................          200     1,735,734        2.5
    RESTAURANTS
  Secom ..............................................................       26,000     1,506,184        2.2
    CONSUMER SERVICES
  Fuji Photo Film ....................................................       31,000     1,082,881        1.6
    CONSUMER SERVICES
  Ezaki Glico Co., Ltd. ..............................................      150,000       853,764        1.3
    RETAILERS-FOOD
  Fast Retailing Co., Ltd. ...........................................       87,000       817,965        1.2
    RETAILERS-APPAREL
  Tsutsumi Jewelry Co., Ltd. .........................................       41,800       553,222        0.8
    RETAILERS-OTHER
                                                                                     ------------
                                                                                       12,502,019
                                                                                     ------------
Consumer Durables (15.9%)
  Sony Corp. .........................................................       42,000     3,629,855        5.3
    CONSUMER ELECTRONICS
  Bridgestone Corp. ..................................................      127,000     3,012,656        4.4
    AUTO PARTS
  Citizen Watch Co., Ltd. ............................................      325,000     2,691,292        3.9
    CONSUMER ELECTRONICS
  Hitachi Ltd. .......................................................      240,000     1,570,840        2.3
    CONSUMER ELECTRONICS
                                                                                     ------------
                                                                                       10,904,643
                                                                                     ------------
Health Care (11.8%)
  Takeda Chemical Industries{z} ......................................      190,000     5,070,514        7.4
    PHARMACEUTICALS
  Yamanouchi Pharmaceutical ..........................................      105,000     2,194,619        3.2
    PHARMACEUTICALS
  Taisho Pharmaceuticals .............................................       43,000       805,453        1.2
    PHARMACEUTICALS
                                                                                     ------------
                                                                                        8,070,586
                                                                                     ------------
Technology (9.9%)
  Matsushita-Kotobuki Electronics Ltd. ...............................      110,000     2,752,586        4.0
    COMPUTERS & PERIPHERALS
  NEC Corp. ..........................................................      230,000     2,150,792        3.1
    SEMICONDUCTORS
  Murata Manufacturing Co., Ltd. .....................................       58,000     1,887,611        2.8
    INSTRUMENTATION & TEST
                                                                                     ------------
                                                                                        6,790,989
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                        VALUE        % OF NET
EQUITY INVESTMENTS                                                        SHARES       (NOTE 1)       ASSETS
----------------------------------------------------------------------  -----------  ------------  -------------
Finance (7.8%)
  Nichiei Co., Ltd. ..................................................       47,500  $  3,242,930        4.7
    OTHER FINANCIAL
  Diamond Lease Co., Ltd. ............................................      154,000       991,249        1.5
    OTHER FINANCIAL
  Jafco Co., Ltd. ....................................................       22,000       588,703        0.9
    INVESTMENT MANAGEMENT
  Kokusai Securities Co., Ltd. .......................................       47,000       465,683        0.7
    SECURITIES BROKER
                                                                                     ------------
                                                                                        5,288,565
                                                                                     ------------
Capital Goods (7.2%)
  Canon, Inc. ........................................................      140,000     3,189,412        4.7
    OFFICE EQUIPMENT
  Kurita Water Industries Ltd. .......................................       80,000       948,868        1.4
    ENVIRONMENTAL
  Tsudakoma Corp. ....................................................      300,000       559,774        0.8
    MACHINERY & ENGINEERING
  Higashi Nihon House ................................................       50,000       192,016        0.3
    CONSTRUCTION
                                                                                     ------------
                                                                                        4,890,070
                                                                                     ------------
Consumer Non-Durables (4.6%)
  Amway Japan Ltd.{z} ................................................      125,000     1,328,923        1.9
    HOUSEHOLD PRODUCTS
  Asahi Breweries Ltd. ...............................................      100,000     1,265,640        1.9
    BEVERAGES - ALCOHOLIC
  Paris Miki, Inc. ...................................................       42,000       553,135        0.8
    OTHER CONSUMER GOODS
                                                                                     ------------
                                                                                        3,147,698
                                                                                     ------------
Materials/Basic Industry (3.1%)
  Sekisui Chemical Co., Ltd. .........................................      285,000     1,463,441        2.1
    CHEMICALS
  Toyo Exterior ......................................................       70,000       698,633        1.0
    BUILDING MATERIALS & COMPONENTS
                                                                                     ------------
                                                                                        2,162,074
                                                                                     ------------      -----

TOTAL EQUITY INVESTMENTS (cost $69,791,818) ..........................                 53,756,644       78.6
                                                                                     ------------      -----

                                                                         PRINCIPAL      VALUE        % OF NET
FIXED INCOME INVESTMENTS                                                  AMOUNT       (NOTE 1)       ASSETS
----------------------------------------------------------------------  -----------  ------------  -------------
Corporate Bonds (1.1%)
  Japan (1.1%)
    Higashi Nihon House Co., Convertible Bond, 0.375% due 4/30/00
     (cost $1,089,201){=} ............................................    1,150,000       768,260        1.1
                                                                                     ------------      -----

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                         NUMBER OF      VALUE        % OF NET
OPTIONS                                                                  CONTRACTS     (NOTE 1)       ASSETS
----------------------------------------------------------------------  -----------  ------------  -------------
  Simex Nikkei Put Options, strike JPY14,500 expire 9/98 .............           80  $     95,465        0.2
    INDEX OPTIONS
  Simex Nikkei Put Options, strike JPY15,000 expire 9/98 .............           40        66,536        0.1
    INDEX OPTIONS
  Simex Nikkei Put Options, strike JPY13,500, expire 9/98 ............           20        11,572         --
    INDEX OPTIONS
                                                                                     ------------      -----

TOTAL OPTIONS (cost $312,378) ........................................                    173,573        0.3
                                                                                     ------------      -----

                                                                                        VALUE        % OF NET
REPURCHASE AGREEMENTS                                                                  (NOTE 1)       ASSETS
----------------------------------------------------------------------               ------------  -------------
  Dated June 30, 1998, with State Street Bank & Trust Co., due July 1,
   1998, for an effective yield of 5.70%, collateralized by $8,970,000
   U.S. Treasury Bills, 5.75% due 12/31/98 (market value of collateral
   is $8,981,213, including accrued interest).  ......................                  8,805,000       12.9
  Dated June 30, 1998, with BankAmerica Robertson Stephens, due July
   1, 1998, for an effective yield of 5.20%, collateralized by
   $3,010,000 U.S. Treasury Notes, 5.50% due 2/15/08 (market value of
   the collateral is $3,102,296, including accrued interest).  .......                  3,000,000        4.4
                                                                                     ------------      -----

TOTAL REPURCHASE AGREEMENTS (cost $11,805,000) .......................                 11,805,000       17.3
                                                                                     ------------      -----

TOTAL INVESTMENTS (cost $82,998,397)  * ..............................                 66,503,477       97.3
Other Assets and Liabilities .........................................                  1,874,670        2.7
                                                                                     ------------      -----

NET ASSETS ...........................................................               $ 68,378,147      100.0
                                                                                     ------------      -----
                                                                                     ------------      -----

--------------

        {z} All or part of the Fund's holdings in this security is segregated as collateral for written futures. See Note 1 to the Financial Statements.
        {l} This is a U.S. security of which approximately 62.5% of its outstanding stock is owned by Ito-Yokado Co., Ltd.
       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {=}  Security denominated in Swiss Francs.
          * For Federal income tax purposes, cost is $85,518,436 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,274,621
                 Unrealized depreciation:           (21,289,580)
                                                  -------------
                 Net unrealized depreciation:     $ (19,014,959)
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                           JUNE 30, 1998 (UNAUDITED)

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................       727,985       131.03600   8/12/98   $     5,118
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $722,867)............................       727,985                                   5,118
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS A
 PERCENTAGE OF NET ASSETS IS 1.06%.

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................    16,015,664       131.00000   8/12/98       778,229
Japanese Yen............................    16,015,664       131.10000   8/12/98       765,420
Japanese Yen............................    12,375,740       131.03600   8/12/98       597,793
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $46,548,510)..................    44,407,068                               2,141,442
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 64.94%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $ 2,146,560
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      WRITTEN FUTURE CONTRACT OUTSTANDING
                           JUNE 30, 1998 (UNAUDITED)

                                            EXPIRATION       NO. OF
DESCRIPTION                                    DATE         CONTRACTS   CURRENCY   MARKET VALUE
----------------------------------------  --------------   -----------  --------  --------------
Simex Nikkei 225 Index Future (Face
 $5,623,919)............................       9/11/98           100       JPY     $ 5,559,703

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $71,193,397) (Note 1).............................  $54,698,477
  Repurchase agreement, at value and cost.....................................................   11,805,000
  U.S. currency....................................................................  $     331
  Foreign currencies (cost $293,481)...............................................    293,481      293,812
                                                                                     ---------
  Receivable for Fund shares sold.............................................................    3,622,288
  Receivable for open forward foreign currency contracts, net (Note 1)........................    2,146,560
  Receivable for initial and variation margin (Note 1)........................................      347,204
  Receivable from A I M Advisors, Inc.........................................................      106,467
  Dividends receivable........................................................................       20,588
  Interest receivable.........................................................................        2,310
                                                                                                -----------
    Total assets..............................................................................   73,042,706
                                                                                                -----------
Liabilities:
  Payable for Fund shares repurchased.........................................................    4,184,044
  Payable for securities purchased............................................................      173,033
  Payable for investment management and administration fees (Note 2)..........................      133,734
  Payable for transfer agent fees (Note 2)....................................................       60,101
  Payable for service and distribution expenses (Note 2)......................................       30,734
  Payable for registration and filing fees....................................................       27,989
  Payable for custodian fees..................................................................       21,209
  Payable for professional fees...............................................................       14,426
  Payable for printing and postage expenses...................................................       12,900
  Payable for Trustees' fees and expenses (Note 2)............................................        3,651
  Payable for fund accounting fees............................................................          710
  Other accrued expenses......................................................................        2,028
                                                                                                -----------
    Total liabilities.........................................................................    4,664,559
                                                                                                -----------
Net assets....................................................................................  $68,378,147
                                                                                                -----------
                                                                                                -----------
Class A:
Net asset value and redemption price per share ($43,219,218 DIVIDED BY 4,783,487 shares
 outstanding).................................................................................  $      9.04
                                                                                                -----------
                                                                                                -----------
Maximum offering price per share (100/94.5 of $9.04) *........................................  $      9.57
                                                                                                -----------
                                                                                                -----------
Class B:
Net asset value and offering price per share ($23,237,481 DIVIDED BY 2,668,709 shares
 outstanding).................................................................................  $      8.71
                                                                                                -----------
                                                                                                -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,921,448 DIVIDED
 BY 210,451 shares outstanding)...............................................................  $      9.13
                                                                                                -----------
                                                                                                -----------
Net assets consist of:
  Paid in capital (Note 4)....................................................................  $92,686,210
  Accumulated net investment loss.............................................................      (81,971)
  Accumulated net realized loss on investments and foreign currency transactions..............   (9,808,762)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies.................................................................................    2,141,806
  Net unrealized depreciation of investments..................................................  (16,559,136)
                                                                                                -----------
Total -- representing net assets applicable to capital shares outstanding.....................  $68,378,147
                                                                                                -----------
                                                                                                -----------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income............................................................................  $  474,076
  Dividend income (net of foreign withholding tax of $54,913)................................     311,172
  Securities lending income..................................................................      41,203
                                                                                               ----------
    Total investment income..................................................................     826,451
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................     424,257
  Transfer agent fees (Note 2)...............................................................     206,700
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $   79,225
    Class B......................................................................     122,163     201,388
                                                                                   ----------
  Registration and filing fees...............................................................      53,200
  Custodian fees.............................................................................      36,820
  Printing and postage expenses..............................................................      27,150
  Audit fees.................................................................................      19,444
  Legal fees.................................................................................      18,825
  Fund accounting fees (Note 2)..............................................................      11,719
  Trustees' fees and expenses (Note 2).......................................................       6,516
  Other expenses.............................................................................      22,913
                                                                                               ----------
    Total expenses before reductions.........................................................   1,028,932
                                                                                               ----------
      Expenses reimbursed by A I M Advisors, Inc. (Note 2)...................................    (106,467)
      Expense reductions (Note 5)............................................................     (14,043)
                                                                                               ----------
    Total net expenses.......................................................................     908,422
                                                                                               ----------
Net investment loss..........................................................................     (81,971)
                                                                                               ----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments...............................................  (9,001,687)
  Net realized gain on foreign currency transactions.............................   5,062,824
                                                                                   ----------
    Net realized loss during the period......................................................  (3,938,863)
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies.........................................................    (606,853)
  Net change in unrealized depreciation of investments...........................   5,058,306
                                                                                   ----------
    Net unrealized appreciation during the period............................................   4,451,453
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies.......................     512,590
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $  430,619
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                  ENDED       YEAR ENDED
                                                                              JUNE 30, 1998  DECEMBER 31,
                                                                               (UNAUDITED)       1997
                                                                              -------------  -------------
Increase (Decrease) in net assets
Operations:
  Net investment loss.......................................................   $   (81,971)   $  (801,848)
  Net realized loss on investments and foreign currency transactions........    (3,938,863)    (1,309,551)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................      (606,853)       630,890
  Net change in unrealized appreciation (depreciation) of investments.......     5,058,306     (8,170,261)
                                                                              -------------  -------------
    Net increase (decrease) in net assets resulting from operations.........       430,619     (9,650,770)
                                                                              -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................            --       (110,678)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................            --        (61,407)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................            --        (71,057)
                                                                              -------------  -------------
    Total distributions.....................................................            --       (243,142)
                                                                              -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........................   145,883,696    280,419,107
  Decrease from capital shares repurchased..................................  (177,120,451)  (267,455,599)
                                                                              -------------  -------------
    Net increase (decrease) from capital share transactions.................   (31,236,755)    12,963,508
                                                                              -------------  -------------
Total increase (decrease) in net assets.....................................   (30,806,136)     3,069,596
Net assets:
  Beginning of period.......................................................    99,184,283     96,114,687
                                                                              -------------  -------------
  End of period *...........................................................   $68,378,147    $99,184,283
                                                                              -------------  -------------
                                                                              -------------  -------------
   * Includes accumulated net investment loss of............................   $   (81,971)   $        --
                                                                              -------------  -------------
                                                                              -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)      1994        1993
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $    8.96    $    9.76   $   11.00   $   12.15   $   11.61   $    8.70
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........        (0.00) *     (0.08)      (0.04)      (0.04)      (0.04)      (0.14)
  Net realized and unrealized gain
   (loss) on investments................         0.08        (0.70)      (0.77)       0.26        0.79        3.05
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         0.08        (0.78)      (0.81)       0.22        0.75        2.91
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --        (0.02)      (0.43)      (1.37)      (0.21)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $    9.04    $    8.96   $    9.76   $   11.00   $   12.15   $   11.61
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............         0.78%(b)     (7.99)%     (7.43)%      1.94%      6.56%      33.45%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  43,219    $  44,583   $  63,585   $ 111,105   $  98,066   $  88,487
Ratio of net investment loss to average
 net assets
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........        (0.07)%(a)     (0.61)%     (0.40)%     (0.40)%     (0.32)%      (0.3)%
  Without expense reductions and/or
   reimbursement........................        (0.35)%(a)     (0.68)%     (0.50)%     (0.55)%     (0.44)%       N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.97%(a)      1.99%      1.84%       1.99%       1.91%        2.1%
  Without expense reductions and/or
   reimbursement........................         2.25%(a)      2.06%      1.94%       2.14%       2.03%        N/A
Portfolio turnover rate++++.............           38%(a)        58%        31%         67%         49%        104%

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) Calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Without reimbursement, the net investment income (loss) per share would have been reduced (increased) by $0.01 for Class A, Class B, and Advisor Class.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            JUNE 30,                YEAR ENDED DECEMBER 31,                   TO
                                              1998       ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)      1994         1993
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    8.67    $    9.49   $   10.78   $   12.02   $   11.57     $    9.85
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........        (0.04) *     (0.14)      (0.11)      (0.12)      (0.13)        (0.18)
  Net realized and unrealized gain
   (loss) on investments................         0.08        (0.66)      (0.75)       0.25        0.79          1.90
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         0.04        (0.80)      (0.86)       0.13        0.66          1.72
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --        (0.02)      (0.43)      (1.37)      (0.21)           --
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $    8.71    $    8.67   $    9.49   $   10.78   $   12.02     $   11.57
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............         0.46%(b)     (8.42)%     (8.05)%      1.20%      5.81%        17.46%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  23,237    $  24,250   $  32,116   $  41,274   $  27,355     $   3,699
Ratio of net investment loss to average
 net assets
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........        (0.72)%(a)     (1.26)%     (1.05)%     (1.05)%     (0.97)%        (0.9)%(a)
  Without expense reductions and/or
   reimbursement........................        (1.00)%(a)     (1.33)%     (1.15)%     (1.20)%     (1.09)%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         2.62%(a)      2.64%      2.49%       2.64%       2.56%          2.7%(a)
  Without expense reductions and/or
   reimbursement........................         2.90%(a)      2.71%      2.59%       2.79%       2.68%          N/A
Portfolio turnover rate++++.............           38%(a)        58%        31%         67%         49%          104%(a)

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) Calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Without reimbursement, the net investment income (loss) per share would have been reduced (increased) by $0.01 for Class A, Class B, and Advisor Class.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             ADVISOR CLASS+++
                                          ------------------------------------------------------
                                            SIX MONTHS
                                              ENDED       YEAR ENDED DECEMBER 31,  JUNE 1, 1995
                                             JUNE 30,                                   TO
                                               1998       -----------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)    1996 (D)      1995 (D)
                                          --------------  ----------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    9.05     $    9.81    $   11.02     $   10.50
                                          --------------  ----------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.01*        (0.01)       (0.01)        (0.00)
  Net realized and unrealized gain
   (loss) on investments................         0.07         (0.73)       (0.77)         1.89
                                          --------------  ----------  -----------  -------------
    Net increase (decrease) from
     investment operations..............         0.08         (0.74)       (0.78)         1.89
                                          --------------  ----------  -----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --         (0.02)       (0.43)        (1.37)
                                          --------------  ----------  -----------  -------------
Net asset value, end of period..........    $    9.13     $    9.05    $    9.81     $   11.02
                                          --------------  ----------  -----------  -------------
                                          --------------  ----------  -----------  -------------

Total investment return (c).............         0.88 %(b)     (7.54)%      (7.14)%       18.14%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   1,921     $  30,351    $     413     $     558
Ratio of net investment loss to average
 net assets
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         0.28 %(a)     (0.26)%      (0.05)%       (0.05)%(a)
  Without expense reductions and/or
   reimbursement........................         0.00 %(a)     (0.33)%      (0.15)%       (0.20)%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.62 %(a)      1.64%       1.49%         1.64%(a)
  Without expense reductions and/or
   reimbursement........................         1.90 %(a)      1.71%       1.59%         1.79%(a)
Portfolio turnover rate++++.............           38 %(a)        58%         31%           67%(a)

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) Calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Without reimbursement, the net investment income (loss) per share would have been reduced (increased) by $0.01 for Class A, Class B, and Advisor Class.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Japan Growth Fund (the "Fund" formerly, GT Global Japan Growth Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued to the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counter party is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates. At June 30, 1998, the Fund had segregated securities valued at $5,974,181 and cash of $481,000 to cover margin requirements on open futures contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of $3,290,562 were on loan to brokers. The loans were secured by cash collateral of $3,404,600 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $41,203.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. These risks of investing in foreign markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may by resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first served basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $4,412,250 with a weighted average interest rate of 6.33%. Interest expense for the period ended June 30, 1998, was $3,103, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales are made. For the

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

period ended June 30, 1998, AIM Distributors and GT Global retained $1,034 and $8,184, respectively, of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $1,128 for the period ended June 30, 1998. AIM Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $14,289 and $98,773, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Fund. Under the Class A Plan, a Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $12,620,542 and $26,435,339, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                   SIX MONTHS ENDED
                                                     JUNE 30, 1998                         YEAR ENDED
                                                      (UNAUDITED)                       DECEMBER 31, 1997
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       13,202,303  $      118,957,767       18,880,969  $      187,727,101
Shares issued in connection with
  reinvestment of distributions.........               --                  --            9,319              84,712
                                          ---------------  ------------------  ---------------  ------------------
                                               13,202,303         118,957,767       18,890,288         187,811,813
Shares repurchased......................      (13,392,072)       (120,751,220)     (20,434,942)       (203,841,370)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................         (189,769) $       (1,793,453)      (1,544,654) $      (16,029,557)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................        1,914,601  $       16,766,520        5,059,734  $       49,439,098
Shares issued in connection with
  reinvestment of distributions.........               --                  --            4,729              41,630
                                          ---------------  ------------------  ---------------  ------------------
                                                1,914,601          16,766,520        5,064,463          49,480,728
Shares repurchased......................       (2,044,364)        (17,839,618)      (5,648,959)        (54,991,415)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................         (129,763) $       (1,073,098)        (584,496) $       (5,510,687)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................        1,122,667  $       10,159,409        4,149,684  $       43,125,403
Shares issued in connection with
  reinvestment of distributions.........               --                  --              126               1,163
                                          ---------------  ------------------  ---------------  ------------------
                                                1,122,667          10,159,409        4,149,810          43,126,566
Shares repurchased......................       (4,265,077)        (38,529,613)        (839,053)         (8,622,814)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................       (3,142,410) $      (28,370,204)       3,310,757  $       34,503,752
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period ended June 30, 1998, the Fund's expenses were reduced by $14,043 under these arrangements.

                           GT GLOBAL JAPAN GROWTH FUND

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Japan Growth Fund, a series of shares of beneficial interest of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Japan Growth Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                          GT GLOBAL JAPAN GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                         VALUE       % OF NET
EQUITY INVESTMENTS                                                         SHARES      (NOTE 1)       ASSETS
-----------------------------------------------------------------------  -----------  -----------  -------------
Services (17.3%)
  Ito-Yokado Co., Ltd. ................................................       90,000  $ 4,586,207        4.6
    RETAILERS-OTHER
  Southland Corp.{l} -/- {\/} .........................................    1,048,200    2,227,425        2.3
    RETAILERS-OTHER
  DDI Corp. ...........................................................          763    2,017,126        2.0
    WIRELESS COMMUNICATIONS
  Yoshinoya D&C Co., Ltd. .............................................          200    1,823,755        1.8
    RESTAURANTS
  Secom ...............................................................       25,000    1,597,701        1.6
    CONSUMER SERVICES
  Fast Retailing Co., Ltd. ............................................       99,000    1,585,517        1.6
    RETAILERS-APPAREL
  Aoyama Trading Co., Ltd. ............................................       75,200    1,342,651        1.4
    RETAILERS-APPAREL
  Ezaki Glico Co., Ltd. ...............................................      167,000    1,078,782        1.1
    RETAILERS-FOOD
  Tsutsumi Jewelry Co., Ltd. ..........................................       31,800      389,885        0.4
    RETAILERS-OTHER
  Fujitsu Business Systems ............................................       15,000      241,379        0.3
    BUSINESS & PUBLIC SERVICES
  Xebio Co., Ltd. .....................................................       25,000      199,234        0.2
    RETAILERS-APPAREL
  Nitori Co. ..........................................................          400        2,066         --
    RETAILERS-OTHER
                                                                                      -----------
                                                                                       17,091,728
                                                                                      -----------
Consumer Durables (11.7%)
  Sony Corp. ..........................................................       55,000    4,888,889        4.9
    CONSUMER ELECTRONICS
  Bridgestone Corp. ...................................................      165,000    3,578,161        3.6
    AUTO PARTS
  Citizen Watch Co., Ltd. .............................................      240,000    1,609,195        1.6
    CONSUMER ELECTRONICS
  Hitachi Ltd. ........................................................      220,000    1,567,816        1.6
    CONSUMER ELECTRONICS
                                                                                      -----------
                                                                                       11,644,061
                                                                                      -----------
Health Care (11.5%)
  Takeda Chemical Industries{z} .......................................      250,000    7,126,437        7.2
    PHARMACEUTICALS
  Yamanouchi Pharmaceutical ...........................................      135,000    2,896,552        2.9
    PHARMACEUTICALS
  Taisho Pharmaceuticals ..............................................       55,000    1,403,448        1.4
    PHARMACEUTICALS
                                                                                      -----------
                                                                                       11,426,437
                                                                                      -----------
Technology (9.3%)
  NEC Corp. ...........................................................      300,000    3,195,402        3.2
    SEMICONDUCTORS
  Matsushita-Kotobuki Electronics Ltd. ................................      120,000    3,016,092        3.0
    COMPUTERS & PERIPHERALS
  Murata Manufacturing Co., Ltd. ......................................      105,000    2,639,080        2.7
    INSTRUMENTATION & TEST
  Koei Co., Ltd. ......................................................       87,400      415,234        0.4
    SOFTWARE
                                                                                      -----------
                                                                                        9,265,808
                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL JAPAN GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                         VALUE       % OF NET
EQUITY INVESTMENTS                                                         SHARES      (NOTE 1)       ASSETS
-----------------------------------------------------------------------  -----------  -----------  -------------
Capital Goods (7.7%)
  Canon, Inc. .........................................................      200,000  $ 4,659,004        4.7
    OFFICE EQUIPMENT
  Tsudakoma Corp. .....................................................      494,000    1,082,636        1.1
    MACHINERY & ENGINEERING
  Kurita Water Industries Ltd. ........................................       80,000      815,326        0.8
    ENVIRONMENTAL
  Shima Seiki Manufacturing Ltd. ......................................       20,000      749,425        0.8
    MACHINE TOOLS
  Higashi Nihon House .................................................       73,000      332,835        0.3
    CONSTRUCTION
  NEC System Integration & Construction ...............................           60          920         --
    CONSTRUCTION
  Japan Foundation Engineering ........................................           90          503         --
    CONSTRUCTION
                                                                                      -----------
                                                                                        7,640,649
                                                                                      -----------
Finance (7.5%)
  Nichiei Co., Ltd. ...................................................       60,000    6,390,805        6.5
    OTHER FINANCIAL
  Diamond Lease Co., Ltd. .............................................      175,000      942,720        1.0
    OTHER FINANCIAL
                                                                                      -----------
                                                                                        7,333,525
                                                                                      -----------
Consumer Non-Durables (4.6%)
  Amway Japan Ltd. ....................................................      160,000    3,065,134        3.1
    HOUSEHOLD PRODUCTS
  Asahi Breweries Ltd. ................................................      105,000    1,528,736        1.5
    BEVERAGES - ALCOHOLIC
                                                                                      -----------
                                                                                        4,593,870
                                                                                      -----------
Materials/Basic Industry (1.8%)
  Sekisui Chemical Co., Ltd. ..........................................      200,000    1,016,092        1.0
    CHEMICALS
  Toyo Exterior .......................................................       80,000      524,138        0.5
    BUILDING MATERIALS & COMPONENTS
  Gakken ..............................................................      240,000      336,552        0.3
    PAPER/PACKAGING
                                                                                      -----------
                                                                                        1,876,782
                                                                                      -----------      -----

TOTAL EQUITY INVESTMENTS (cost $92,954,815) ...........................                70,872,860       71.4
                                                                                      -----------      -----

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL JAPAN GROWTH FUND

                               December 31, 1997

                                                                            PRINCIPAL       VALUE        % OF NET
FIXED INCOME INVESTMENTS                                        CURRENCY     AMOUNT       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Corporate Bonds (0.8%)
  Japan (0.8%)
    Higashi Nihon House Co., Convertible Bond, 0.375% due
     4/30/00 (cost $1,089,201) ...............................   CHF         1,150,000   $   771,601         0.8
                                                                                         -----------       -----


                                                                            NUMBER OF
OPTIONS                                                                     CONTRACTS
--------------------------------------------------------------             -----------
  Simex Nikkei Put Options, strike JPY15,500, expire 3/98 ....   JPY               120       455,172         0.5
    INDEX OPTIONS
  Simex Nikkei Put Options, strike JPY14,000, expire 3/98 ....   JPY                20        30,651          --
    INDEX OPTIONS
                                                                                         -----------       -----

TOTAL OPTIONS (cost $334,778) ................................                               485,823         0.5
                                                                                         -----------       -----

REPURCHASE AGREEMENT
--------------------------------------------------------------
  Dated December 31, 1997, with State Street Bank & Trust Co., due January 2, 1998, for an effective yield of 5.80%,
   collateralized by $23,430,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $23,451,977,
   including accrued interest). (cost $22,989,000)  ..........                            22,989,000        23.2
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $117,367,794)  * .....................                            95,119,284        95.9
Other Assets and Liabilities .................................                             4,064,999         4.1
                                                                                         -----------       -----

NET ASSETS ...................................................                           $99,184,283       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

        {z} All or part of the Fund's holdings in this security is segregated as collateral for written futures. See Note 1 to the Financial Statements.
        {l} This is a U.S. security of which approximately 62.5% of its outstanding stock is owned by Ito-Yokado Co., Ltd.
       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $119,887,833 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   6,797,228
                 Unrealized depreciation:           (31,565,777)
                                                  -------------
                 Net unrealized depreciation:     $ (24,768,549)
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL JAPAN GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................    21,593,557       122.50000   2/12/98   $ 1,263,586
Japanese Yen............................    16,966,366       122.40000   2/12/98     1,007,490
Japanese Yen............................     8,483,183       122.50500   2/12/98       496,042
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $49,810,224)..................    47,043,106                             $ 2,767,118
                                          --------------                          --------------
                                                                                  --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 47.43%.

----------------
See Note 1 to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN FUTURES CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                          EXPIRATION    NO. OF                  MARKET
DESCRIPTION                                  DATE      CONTRACTS   CURRENCY     VALUE
----------------------------------------  ----------   ---------   --------   ----------
Simex Nikkei 225 Index Future (Face
 $7,173,761)............................    3/16/98       100        JPY      $6,542,693

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL JAPAN GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $94,378,794) (Note 1)...........................  $72,130,284
  Repurchase agreement, at value and cost...................................................   22,989,000
  U.S. currency..................................................................  $     124
  Foreign currencies (cost $2,767,554)...........................................  2,751,171    2,751,295
                                                                                   ---------
  Receivable for open forward foreign currency contracts (Note 1)...........................    2,767,118
  Receivable for miscellaneous, initial and variation margin (Note 1).......................      826,113
  Receivable for Fund shares sold...........................................................      275,360
  Dividends receivable......................................................................       53,462
  Interest receivable.......................................................................        4,204
                                                                                              -----------
    Total assets............................................................................  101,796,836
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................    2,364,729
  Payable for investment management and administration fees (Note 2)........................       83,695
  Payable for transfer agent fees (Note 2)..................................................       44,494
  Payable for service and distribution expenses (Note 2)....................................       35,023
  Payable for printing and postage expenses.................................................       31,839
  Payable for professional fees.............................................................       23,063
  Payable for custodian fees................................................................       12,832
  Payable for registration and filing fees..................................................        6,592
  Payable for Trustees' fees and expenses (Note 2)..........................................        5,377
  Payable for fund accounting fees..........................................................        1,383
  Other accrued expenses....................................................................        3,526
                                                                                              -----------
    Total liabilities.......................................................................    2,612,553
                                                                                              -----------
Net assets..................................................................................  $99,184,283
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($44,582,914 DIVIDED BY 4,973,256 shares
 outstanding)...............................................................................  $      8.96
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $8.96) *.....................................  $      9.41
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($24,250,220 DIVIDED BY 2,798,472 shares
 outstanding)...............................................................................  $      8.67
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($30,351,149
 DIVIDED BY 3,352,861 shares outstanding)...................................................  $      9.05
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $123,922,965
  Accumulated net realized loss on investments and foreign currency transactions............   (5,869,899)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................    2,748,659
  Net unrealized depreciation of investments................................................  (21,617,442)
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $99,184,283
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL JAPAN GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income............................................................................  $  916,186
  Dividend income (net of foreign withholding tax of $92,217)................................     523,661
                                                                                               ----------
    Total investment income..................................................................   1,439,847
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................   1,017,788
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $  212,419
    Class B......................................................................     317,148     529,567
                                                                                   ----------
  Transfer agent fees (Note 2)...............................................................     407,750
  Registration and filing fees...............................................................     107,110
  Custodian fees.............................................................................      78,324
  Printing and postage expenses..............................................................      53,056
  Audit fees.................................................................................      45,260
  Legal fees.................................................................................      31,455
  Fund accounting fees (Note 2)..............................................................      26,210
  Trustees' fees and expenses (Note 2).......................................................      13,140
  Other expenses.............................................................................       4,283
                                                                                               ----------
    Total expenses before reductions.........................................................   2,313,943
                                                                                               ----------
      Expense reductions (Notes 1 & 5).......................................................     (72,248)
                                                                                               ----------
    Total net expenses.......................................................................   2,241,695
                                                                                               ----------
Net investment loss..........................................................................    (801,848)
                                                                                               ----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments...............................................  (8,229,791)
  Net realized gain on foreign currency transactions.............................   6,920,240
                                                                                   ----------
    Net realized loss during the year........................................................  (1,309,551)
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies.........................................................     630,890
  Net change in unrealized depreciation of investments...........................  (8,170,261)
                                                                                   ----------
    Net unrealized depreciation during the year..............................................  (7,539,371)
                                                                                               ----------
Net realized and unrealized loss on investments and foreign currencies.......................  (8,848,922)
                                                                                               ----------
Net decrease in net assets resulting from operations.........................................  $(9,650,770)
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL JAPAN GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Increase (Decrease) in net assets
Operations:
  Net investment loss......................................................   $  (801,848)   $  (841,456)
  Net realized gain (loss) on investments and foreign currency
   transactions............................................................    (1,309,551)     3,852,937
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................       630,890       (464,975)
  Net change in unrealized depreciation of investments.....................    (8,170,261)   (11,261,238)
                                                                             -------------  -------------
    Net decrease in net assets resulting from operations...................    (9,650,770)    (8,714,732)
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................      (110,678)    (2,883,812)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................       (61,407)    (1,472,016)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................       (71,057)       (18,593)
                                                                             -------------  -------------
    Total distributions....................................................      (243,142)    (4,374,421)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   280,419,107    510,718,392
  Decrease from capital shares repurchased.................................  (267,455,599)  (554,451,474)
                                                                             -------------  -------------
    Net increase (decrease) from capital share transactions................    12,963,508    (43,733,082)
                                                                             -------------  -------------
Total increase (decrease) in net assets....................................     3,069,596    (56,822,235)
Net assets:
  Beginning of year........................................................    96,114,687    152,936,922
                                                                             -------------  -------------
  End of year *............................................................   $99,184,283    $96,114,687
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................   $        --    $        --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL JAPAN GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)      1994        1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.76   $   11.00   $   12.15   $   11.61   $    8.70
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment loss...................      (0.08)      (0.04)      (0.04)      (0.04)      (0.14)
  Net realized and unrealized gain
   (loss) on investments................      (0.70)      (0.77)       0.26        0.79        3.05
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............      (0.78)      (0.81)       0.22        0.75        2.91
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.02)      (0.43)      (1.37)      (0.21)         --
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.96   $    9.76   $   11.00   $   12.15   $   11.61
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      (7.99)%     (7.43)%      1.94%       6.56%      33.45%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  44,583   $  63,585   $ 111,105   $  98,066   $  88,487
Ratio of net investment loss to average
net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.61)%     (0.40)%     (0.40)%     (0.32)%      (0.3)%
  Without expense reductions............      (0.68)%     (0.50)%     (0.55)%     (0.44)%       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.99%       1.84%       1.99%       1.91%        2.1%
  Without expense reductions............       2.06%       1.94%       2.14%       2.03%        N/A
Portfolio turnover rate++++.............         58%         31%         67%         49%        104%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0416   $  0.0971         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL JAPAN GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)    1995 (D)      1994         1993
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.49   $   10.78   $   12.02   $   11.57     $    9.85
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment loss...................      (0.14)      (0.11)      (0.12)      (0.13)        (0.18)
  Net realized and unrealized gain
   (loss) on investments................      (0.66)      (0.75)       0.25        0.79          1.90
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............      (0.80)      (0.86)       0.13        0.66          1.72
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.02)      (0.43)      (1.37)      (0.21)           --
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $    8.67   $    9.49   $   10.78   $   12.02     $   11.57
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............      (8.42)%     (8.05)%      1.20%       5.81%        17.46%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  24,250   $  32,116   $  41,274   $  27,355     $   3,699
Ratio of net investment loss to average
net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.26)%     (1.05)%     (1.05)%     (0.97)%        (0.9)%(a)
  Without expense reductions............      (1.33)%     (1.15)%     (1.20)%     (1.09)%         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.64%       2.49%       2.64%       2.56%          2.7%(a)
  Without expense reductions............       2.71%       2.59%       2.79%       2.68%          N/A
Portfolio turnover rate++++.............         58%         31%         67%         49%          104%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0416   $  0.0971         N/A         N/A           N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL JAPAN GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    ADVISOR CLASS+++
                                          -------------------------------------
                                           YEAR ENDED DECEMBER    JUNE 1, 1995
                                                   31,                 TO
                                          ----------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)     1995 (D)
                                          ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.81   $   11.02     $   10.50
                                          ----------  ----------  -------------
Income from investment operations:
  Net investment loss...................      (0.01)      (0.01)        (0.00)
  Net realized and unrealized gain
   (loss) on investments................      (0.73)      (0.77)         1.89
                                          ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............      (0.74)      (0.78)         1.89
                                          ----------  ----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.02)      (0.43)        (1.37)
                                          ----------  ----------  -------------
Net asset value, end of period..........  $    9.05   $    9.81     $   11.02
                                          ----------  ----------  -------------
                                          ----------  ----------  -------------

Total investment return (c).............      (7.54)%     (7.14)%       18.14%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  30,351   $     413     $     558
Ratio of net investment loss to average
  net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.26)%     (0.05)%       (0.05)%(a)
  Without expense reductions............      (0.33)%     (0.15)%       (0.20)%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.64%       1.49%         1.64%(a)
  Without expense reductions............       1.71%       1.59%         1.79%(a)
Portfolio turnover rate++++.............         58%         31%           67%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0416   $  0.0971           N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL JAPAN GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Japan Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued to the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if

                          GT GLOBAL JAPAN GROWTH FUND

the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates. At December 31, 1997, the Fund had segregated securities valued at $7,126,437 and cash of $824,000 to cover margin requirements on open futures contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of $5,491,954 were on loan to brokers. The loans were secured by cash collateral of $5,811,500 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the year ended December 31, 1997, the Fund received securities lending fees of $53,675 which were used to reduce custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and

                          GT GLOBAL JAPAN GROWTH FUND

unrealized appreciation of securities held, or for excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. These risks of investing in foreign markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may by resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. For the year ended December 31, 1997, the Fund had no outstanding loan balance.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $23,200 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $24,083 for the year ended December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected such CDSCs in the amount of $260,311. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan

                          GT GLOBAL JAPAN GROWTH FUND

and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.
Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.
3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $53,454,101 and $47,110,095, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:
                           CAPITAL SHARE TRANSACTIONS

                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
CLASS A                                        SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................        18,880,969  $        187,727,101        39,042,903  $        423,073,924
Shares issued in connection with
  reinvestment of distributions.........             9,319                84,712           225,741             2,221,785
                                          ----------------  --------------------  ----------------  --------------------
                                                18,890,288           187,811,813        39,268,644           425,295,709
Shares repurchased......................       (20,434,942)         (203,841,370)      (42,853,058)         (464,603,203)
                                          ----------------  --------------------  ----------------  --------------------
Net decrease............................        (1,544,654) $        (16,029,557)       (3,584,414) $        (39,307,494)
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------


                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
CLASS B                                        SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................         5,059,734  $         49,439,098         7,303,169  $         77,038,650
Shares issued in connection with
  reinvestment of distributions.........             4,729                41,630           111,715             1,070,181
                                          ----------------  --------------------  ----------------  --------------------
                                                 5,064,463            49,480,728         7,414,884            78,108,831
Shares repurchased......................        (5,648,959)          (54,991,415)       (7,859,944)          (82,438,811)
                                          ----------------  --------------------  ----------------  --------------------
Net decrease............................          (584,496) $         (5,510,687)         (445,060) $         (4,329,980)
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------

                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
ADVISOR CLASS                                  SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................         4,149,684  $         43,125,403           666,196  $          7,296,458
Shares issued in connection with
  reinvestment of distributions.........               126                 1,163             1,759                17,394
                                          ----------------  --------------------  ----------------  --------------------
                                                 4,149,810            43,126,566           667,955             7,313,852
Shares repurchased......................          (839,053)           (8,622,814)         (676,463)           (7,409,460)
                                          ----------------  --------------------  ----------------  --------------------
Net increase (decrease).................         3,310,757  $         34,503,752            (8,508) $            (95,608)
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $18,573 under these arrangements.

                          GT GLOBAL JAPAN GROWTH FUND

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the GT Global Japan Growth Fund designates $194,123 as a capital gain dividend for the fiscal year ended December 31, 1997.

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (28.3%)
  Hong Kong Telecommunications Ltd. .........................   HK          3,300,200   $  6,197,859         5.0
    TELEPHONE NETWORKS
  News Corp., Ltd. Preferred ................................   AUSL          761,650      5,409,957         4.4
    BROADCASTING & PUBLISHING
  Telstra Corp., Ltd. - Installment Receipts ................   AUSL        1,627,300      4,182,927         3.4
    TELEPHONE NETWORKS
  China Telecom (Hong Kong) Ltd.-/- .........................   HK          1,800,000      3,124,879         2.5
    WIRELESS COMMUNICATIONS
  Brambles Industries Ltd. ..................................   AUSL          149,050      2,932,692         2.4
    BUSINESS & PUBLIC SERVICES
  Singapore Press Holdings Ltd. .............................   SING          385,352      2,578,903         2.1
    BROADCASTING & PUBLISHING
  Woolworths Ltd. ...........................................   AUSL          704,950      2,297,894         1.8
    RETAILERS-OTHER
  TABCORP Holdings Ltd. .....................................   AUSL          426,400      2,184,155         1.8
    LEISURE & TOURISM
  Philippine Long Distance Telephone Co. ....................   PHIL           85,290      1,952,422         1.6
    TELEPHONE - LONG DISTANCE
  Telecom Corporation of New Zealand Ltd. ...................   NZ            431,200      1,780,317         1.4
    TELEPHONE NETWORKS
  Telekom Malaysia Bhd. .....................................   MAL           700,000      1,182,005         1.0
    TELEPHONE NETWORKS
  Malaysia International Shipping Bhd. - Foreign ............   MAL           458,000        668,412         0.5
    TRANSPORTATION - SHIPPING
  Berjaya Sports Toto Bhd. ..................................   MAL           300,000        445,061         0.4
    LEISURE & TOURISM
                                                                                        ------------
                                                                                          34,937,483
                                                                                        ------------
Finance (23.4%)
  National Australia Bank Ltd. ..............................   AUSL          386,050      5,105,467         4.1
    BANKS-REGIONAL
  Australia & New Zealand Banking Group Ltd. ................   AUSL          683,350      4,726,511         3.8
    BANKS-REGIONAL
  HSBC Holdings PLC .........................................   HK            183,021      4,476,603         3.6
    BANKS-MONEY CENTER
  Development Bank of Singapore - Foreign ...................   SING          728,000      4,031,270         3.2
    BANKS-MONEY CENTER
  Hang Seng Bank ............................................   HK            550,000      3,109,390         2.5
    BANKS-MONEY CENTER
  Overseas-Chinese Banking Corp., Ltd. - Foreign ............   SING          800,000      2,724,312         2.2
    BANKS-REGIONAL
  State Bank of India Ltd. - Reg. S GDR{c} {\/} .............   IND           146,070      1,723,626         1.4
    BANKS-REGIONAL
  AMP Ltd.-/- ...............................................   AUSL           91,800      1,077,251         0.9
    INSURANCE-LIFE
  Cathay Life Insurance Co., Ltd. ...........................   TWN           300,000        917,004         0.7
    INSURANCE-BROKER
  First Commercial Bank .....................................   TWN           350,000        646,997         0.5
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  China Development Corp.-/- ................................   TWN           270,000   $    624,873         0.5
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          29,163,304
                                                                                        ------------
Multi-Industry/Miscellaneous (10.2%)
  Hutchison Whampoa .........................................   HK          1,150,000      6,070,991         4.9
    MULTI-INDUSTRY
  Shanghai Industrial Holdings Ltd. .........................   HK            829,000      1,952,791         1.6
    MULTI-INDUSTRY
  Ocean-Land Group Ltd. .....................................   HK          9,358,000      1,811,810         1.5
    MULTI-INDUSTRY
  Beijing Enterprises Holdings Ltd.-/- ......................   HK          1,165,000      1,766,860         1.4
    MULTI-INDUSTRY
  Pacific Dunlop Ltd. .......................................   AUSL          616,200        998,561         0.8
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                          12,601,013
                                                                                        ------------
Consumer Durables (7.9%)
  Cheung Kong (Holdings) Ltd. ...............................   HK            942,000      4,632,488         3.7
    HOUSING
  New World Development Co., Ltd. ...........................   HK          2,000,000      3,872,217         3.1
    HOUSING
  City Developments Ltd. ....................................   SING          500,000      1,397,690         1.1
    HOUSING
                                                                                        ------------
                                                                                           9,902,395
                                                                                        ------------
Materials/Basic Industry (7.8%)
  Broken Hill Proprietary Co., Ltd. .........................   AUSL          434,300      3,680,737         3.0
    MISC. MATERIALS & COMMODITIES
  CSR Ltd. ..................................................   AUSL          899,300      2,601,973         2.1
    BUILDING MATERIALS & COMPONENTS
  Rio Tinto Ltd. ............................................   AUSL          212,100      2,528,449         2.0
    MISC. MATERIALS & COMMODITIES
  Capral Aluminum Ltd. ......................................   AUSL          634,500        894,272         0.7
    METALS - NON-FERROUS
                                                                                        ------------
                                                                                           9,705,431
                                                                                        ------------
Energy (6.7%)
  CLP Holdings Ltd. .........................................   HK          1,059,000      4,825,131         3.9
    ELECTRICAL & GAS UTILITIES
  Manila Electric Co. "B" ...................................   PHIL          500,000      1,325,301         1.1
    ELECTRICAL & GAS UTILITIES
  PTT Exploration and Production Public Co., Ltd. -
   Foreign-/- ...............................................   THAI          164,600      1,249,632         1.0
    OIL
  Electricity Generating Public Co., Ltd. - Foreign-/- ......   THAI          535,900        832,775         0.7
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           8,232,839
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (3.5%)
  New World Infrastructure Ltd.-/- ..........................   HK          2,000,000   $  2,297,515         1.8
    CONSTRUCTION
  Cheung Kong Infrastructure Holdings .......................   HK          1,000,000      1,890,933         1.5
    CONSTRUCTION
  Taiwan Semiconductor Manufacturing Co.-/- .................   TWN           125,000        258,362         0.2
    MACHINERY & ENGINEERING
                                                                                        ------------
                                                                                           4,446,810
                                                                                        ------------
Consumer Non-Durables (1.9%)
  Foster's Brewing Group Ltd. ...............................   AUSL        1,012,600      2,389,097         1.9
                                                                                        ------------
    BEVERAGES - ALCOHOLIC
Technology (1.6%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ............   TWN           131,700      1,055,244         0.8
    COMPUTERS & PERIPHERALS
  Compeq Manufacturing Co., Ltd.-/- .........................   TWN           191,200      1,018,590         0.8
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           2,073,834
                                                                                        ------------
Health Care (0.5%)
  Cochlear Ltd. .............................................   AUSL          150,900        587,448         0.5
    HEALTH CARE SERVICES
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $143,745,670) ................                            114,039,654        91.8
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co.,
   due July 1, 1998, for an efffective yield of 5.70%,
   collateralized by $7,030,000 U.S. Treasury Bills, 5.75%
   due 12/31/98 (market value of collateral is $7,038,788,
   including accrued interest). (cost $6,898,000)  ..........                              6,898,000         5.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $150,643,670)  * ....................                            120,937,654        97.3
Other Assets and Liabilities ................................                              3,355,046         2.7
                                                                                        ------------       -----

NET ASSETS ..................................................                           $124,292,700       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $151,742,022 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   4,617,724
                 Unrealized depreciation:           (35,422,092)
                                                  -------------
                 Net unrealized depreciation:     $ (30,804,368)
                                                  -------------
                                                  -------------

    Abbreviations:
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at June 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Australia (AUSL/AUD) .................   33.6                  33.6
Hong Kong (HK/HKD) ...................   37.0                  37.0
India (IND/INR) ......................    1.4                   1.4
Malaysia (MAL/MYR) ...................    1.9                   1.9
New Zealand (NZ/NZD) .................    1.4                   1.4
Philippines (PHIL/PHP) ...............    2.7                   2.7
Singapore (SING/SGD) .................    8.6                   8.6
Taiwan (TWN/TWD) .....................    3.5                   3.5
Thailand (THAI/THB) ..................    1.7                   1.7
United States (US/USD) ...............               8.2        8.2
                                        ------       ---      -----
Total  ...............................   91.8        8.2      100.0
                                        ------       ---      -----
                                        ------       ---      -----

--------------

{d}  Percentages indicated are based on net assets of $124,292,700.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACT OUTSTANDING
                                 JUNE 30, 1998

                                          MARKET VALUE
                                             (U.S.       CONTRACT  DELIVERY   UNREALIZED
CONTRACT TO SELL:                           DOLLARS)      PRICE      DATE    APPRECIATION
----------------------------------------  ------------   --------  --------  -------------
Australian Dollars......................    5,792,879     1.52036  07/14/98   $   343,835
                                          ------------                       -------------
  Total Contract to Sell (Receivable
   amount $6,136,714)...................    5,792,879                             343,835
                                          ------------                       -------------
THE VALUE OF CONTRACT TO SELL AS
 PERCENTAGE OF NET ASSETS IS 4.66%
  Total Open Forward Foreign Currency
   Contract.............................                                      $   343,835
                                                                             -------------
                                                                             -------------

    The accompanying notes are an integral part of the financial statements.

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $150,643,670) (Note 1)..........................  $120,937,654
  U.S. currency..................................................................  $     189
  Foreign currencies (cost $8,517,849)...........................................  8,259,284    8,259,473
                                                                                   ---------
  Receivable for securities sold............................................................    7,665,166
  Dividends receivable......................................................................      596,708
  Receivable for open forward foreign currency contracts....................................      343,835
  Receivable from A I M Advisors, Inc.......................................................      337,887
  Receivable for Fund shares sold...........................................................      145,782
  Interest receivable.......................................................................        1,092
                                                                                              -----------
    Total assets............................................................................  138,287,597
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................    9,408,146
  Payable for securities purchased..........................................................    3,757,964
  Payable for investment management and administration fees (Note 2)........................      366,742
  Payable for transfer agent fees (Note 2)..................................................      163,275
  Payable for custodian fees................................................................       76,620
  Payable for printing and postage expenses.................................................       68,011
  Payable for service and distribution expenses (Note 2)....................................       58,543
  Payable for professional fees.............................................................       38,892
  Payable for registration and filing fees..................................................       18,624
  Payable for fund accounting fees (Note 2).................................................        2,078
  Payable for Trustees' fees and expenses (Note 2)..........................................        1,694
  Other accrued expenses....................................................................       34,308
                                                                                              -----------
    Total liabilities.......................................................................   13,994,897
                                                                                              -----------
Net assets..................................................................................  $124,292,700
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($86,769,083 DIVIDED BY 17,308,641 shares
 outstanding)...............................................................................  $      5.01
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/94.5 of $5.01) *......................................  $      5.30
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($36,779,247 DIVIDED BY 7,593,164 shares
 outstanding)...............................................................................  $      4.84
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($744,370 DIVIDED
 BY 148,367 shares outstanding).............................................................  $      5.02
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $218,876,228
  Undistributed net investment income.......................................................      903,288
  Accumulated net realized loss on investments and foreign currency transactions............  (65,853,447)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................       72,647
  Net unrealized depreciation of investments................................................  (29,706,016)
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $124,292,700
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income:
  Dividend income (net of foreign withholding tax of $89,177) (Note 1)......................  $ 2,353,281
  Interest income...........................................................................      316,124
  Securities lending income.................................................................      144,671
                                                                                              -----------
    Total investment income.................................................................    2,814,076
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................      848,177
  Transfer agent fees (Note 2)..............................................................      588,000
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $  216,644
    Class B.....................................................................     241,418      458,062
                                                                                  ----------
  Custodian fees............................................................................      113,500
  Registration and filing fees..............................................................       72,400
  Printing and postage expenses.............................................................       52,075
  Legal fees................................................................................       39,760
  Audit fees................................................................................       25,929
  Fund accounting fees (Note 2).............................................................       22,357
  Trustees' fees and expenses (Note 2)......................................................        6,516
  Other expenses (Note 1)...................................................................       82,578
                                                                                              -----------
    Total expenses before reductions........................................................    2,309,354
                                                                                              -----------
      Expenses reimbursed by A I M Advisors, Inc. (Note 2)..................................     (337,887)
      Expense reductions (Note 5)...........................................................      (60,679)
                                                                                              -----------
    Total net expenses......................................................................    1,910,788
                                                                                              -----------
Net investment income.......................................................................      903,288
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments..............................................  (19,697,597)
  Net realized gain on foreign currency transactions............................   2,092,223
                                                                                  ----------
    Net realized loss during the period.....................................................  (17,605,374)
  Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies........................................................  (1,217,598)
  Net change in unrealized depreciation of investments..........................  (10,343,511)
                                                                                  ----------
    Net unrealized depreciation during the period...........................................  (11,561,109)
                                                                                              -----------
Net realized and unrealized loss on investments and foreign currencies......................  (29,166,483)
                                                                                              -----------
Net decrease in net assets resulting from operations........................................  $(28,263,195)
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                  ENDED        YEAR ENDED
                                                                              JUNE 30, 1998   DECEMBER 31,
                                                                               (UNAUDITED)        1997
                                                                              -------------  --------------
Decrease in net assets
Operations:
  Net investment income.....................................................   $   903,288   $      864,307
  Net realized loss on investments and foreign currency transactions........   (17,605,374)     (48,653,550)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................    (1,217,598)       1,286,651
  Net change in unrealized depreciation of investments......................   (10,343,511)    (113,591,619)
                                                                              -------------  --------------
    Net decrease in net assets resulting from operations....................   (28,263,195)    (160,094,211)
                                                                              -------------  --------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --         (427,042)
  From net realized gain on investments.....................................            --      (15,152,919)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --               --
  From net realized gain on investments.....................................            --       (6,636,532)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --          (13,447)
  From net realized gain on investments.....................................            --         (179,887)
                                                                              -------------  --------------
    Total distributions.....................................................            --      (22,409,827)
                                                                              -------------  --------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........................   768,827,723    1,697,761,633
  Decrease from capital shares repurchased..................................  (809,387,115)  (1,836,766,167)
                                                                              -------------  --------------
    Net decrease from capital share transactions............................   (40,559,392)    (139,004,534)
                                                                              -------------  --------------
Total decrease in net assets................................................   (68,822,587)    (321,508,572)
Net assets:
  Beginning of period.......................................................   193,115,287      514,623,859
                                                                              -------------  --------------
  End of period  *..........................................................   $124,292,700  $  193,115,287
                                                                              -------------  --------------
                                                                              -------------  --------------
 * Includes undistributed net investment income of..........................   $   903,288   $           --
                                                                              -------------  --------------
                                                                              -------------  --------------

    The accompanying notes are an integral part of the financial statements.

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)      1994        1993
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $    6.48    $   13.12   $   12.47   $   12.10   $   15.86   $   10.31
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         0.03*        0.05        0.02        0.11        0.02       (0.03)
  Net realized and unrealized gain
   (loss) on investments................        (1.50)       (5.84)       2.44        0.79       (3.15)       6.23
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............        (1.47)       (5.79)       2.46        0.90       (3.13)       6.20
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --        (0.03)         --       (0.10)      (0.01)         --
  From net realized gain on
   investments..........................           --        (0.82)      (1.81)      (0.43)      (0.55)      (0.65)
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.07)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................           --        (0.85)      (1.81)      (0.53)      (0.63)      (0.65)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $    5.01    $    6.48   $   13.12   $   12.47   $   12.10   $   15.86
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       (22.69)%(b)    (44.24)%     20.04%      7.45%    (19.73)%     60.61%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  86,769    $ 135,807   $ 361,244   $ 383,722   $ 404,680   $ 498,898
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.21%(a)      0.41%      0.17%       0.91%       0.11%       (0.3)%
  Without expense reductions and/or
   reimbursement........................         0.75%(a)      0.14%      0.04%       0.86%        N/A         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.92%(a)      1.66%      1.86%       1.89%       1.81%        1.9%
  Without expense reductions and/or
   reimbursement........................         2.38%(a)      1.93%      1.99%       1.94%        N/A         N/A
Ratio of interest expense to average net
 assets++++.............................         0.09%(a)       N/A        N/A         N/A         N/A         N/A
Portfolio turnover rate++++.............           92%(a)        80%        93%         63%         87%        117%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement of Fund operating expenses per share of $0.01. N/A Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            JUNE 30,                YEAR ENDED DECEMBER 31,                   TO
                                              1998       ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)      1994         1993
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    6.28    $   12.80   $   12.29   $   11.96   $   15.79     $   11.27
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.02*       (0.03)      (0.06)       0.03       (0.06)        (0.10)
  Net realized and unrealized gain
   (loss) on investments................        (1.46)       (5.67)       2.38        0.75       (3.15)         5.27
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............        (1.44)       (5.70)       2.32        0.78       (3.21)         5.17
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --           --          --       (0.02)         --            --
  From net realized gain on
   investments..........................           --        (0.82)      (1.81)      (0.43)      (0.55)        (0.65)
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.07)           --
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Total distributions.................           --        (0.82)      (1.81)      (0.45)      (0.62)        (0.65)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $    4.84    $    6.28   $   12.80   $   12.29   $   11.96     $   15.79
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............       (22.77)%(b)    (44.65)%     19.28%      6.54%    (20.30)%       46.30%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  36,779    $  55,820   $ 151,805   $ 130,887   $ 120,171     $  72,122
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         0.56%(a)     (0.24)%     (0.48)%      0.26%     (0.54)%        (0.9)%(a)
  Without expense reductions and/or
   reimbursement........................         0.10%(a)     (0.51)%     (0.61)%      0.21%       N/A           N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         2.57%(a)      2.31%      2.51%       2.54%       2.46%          2.5%(a)
  Without expense reductions and/or
   reimbursement........................         3.03%(a)      2.58%      2.64%       2.59%        N/A           N/A
Ratio of interest expense to average net
 assets++++.............................         0.09%(a)       N/A        N/A         N/A         N/A           N/A
Portfolio turnover rate++++.............           92%(a)        80%        93%         63%         87%          117%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement of Fund operating expenses per share of $0.01. N/A Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             ADVISOR CLASS+++
                                          ------------------------------------------------------
                                            SIX MONTHS
                                              ENDED       YEAR ENDED DECEMBER 31,  JUNE 1, 1995
                                             JUNE 30,                                   TO
                                               1998       -----------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)     1996 (D)     1995 (D)
                                          --------------  -----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    6.45      $   13.16   $   12.45     $   12.89
                                          --------------  -----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.04*          0.08        0.07          0.09
  Net realized and unrealized gain
   (loss) on investments................        (1.47)         (5.89)       2.45          0.05
                                          --------------  -----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............        (1.43)         (5.81)       2.52          0.14
                                          --------------  -----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --          (0.08)         --         (0.15)
  From net realized gain on
   investments..........................           --          (0.82)      (1.81)        (0.43)
  In excess of net realized gain on
   investments..........................           --             --          --            --
                                          --------------  -----------  ----------  -------------
    Total distributions.................           --          (0.90)      (1.81)        (0.58)
                                          --------------  -----------  ----------  -------------
Net asset value, end of period..........    $    5.02      $    6.45   $   13.16     $   12.45
                                          --------------  -----------  ----------  -------------
                                          --------------  -----------  ----------  -------------

Total investment return (c).............       (22.17)%)(b)     (44.26)%     20.56%        1.07%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     744      $   1,488   $   1,575     $     935
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.56 %(a)       0.76%      0.52%         1.26%(a)
  Without expense reductions and/or
   reimbursement........................         1.10 %(a)       0.49%      0.39%         1.21%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.57 %(a)       1.31%      1.51%         1.54%(a)
  Without expense reductions and/or
   reimbursement........................         2.03 %(a)       1.58%      1.64%         1.59%(a)
Ratio of interest expense to average net
 assets++++.............................         0.09 %(a)        N/A        N/A           N/A
Portfolio turnover rate++++.............           92 %(a)         80%        93%           63%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement of Fund operating expenses per share of $0.01. N/A Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                         NOTES TO FINANCIAL STATEMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM New Pacific Growth Fund (the "Fund" formerly, GT Global New Pacific Growth
Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series ). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income securities are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for securities of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option in extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S.government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of approximately $26,982,549 were on loan to brokers. The loans were secured by cash collateral of $28,586,659, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $144,671.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $3,081,427 which expires in 2005.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $6,571,267 with a weighted average interest rate of 6.33%. Interest expense for the period ended June 30, 1998, was $69,364, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of average daily net assets on the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales were made. For the period ended June 30, 1998, AIM Distributors retained $3,202 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

redemption, in accordance with the Fund's current prospectus. AIM Distributors and GT Global collected such CDSCs in the amount of $10,090 and $2,399, respectively for the period ended June 30, 1998. AIM Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $13,651 and $124,324, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Funds. Under the Class A Plan, the Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% of the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $73,078,048 and $101,866,381, respectively. There were no purchases or sales of U.S. government obligations during the period.

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                                     SIX MONTHS ENDED
                                                                      JUNE 30, 1998                         YEAR ENDED
                                                                       (UNAUDITED)                       DECEMBER 31, 1997
                                                              ------------------------------     ---------------------------------
CLASS A                                                          SHARES           AMOUNT            SHARES             AMOUNT
------------------------------------------------------------  ------------     -------------     -------------     ---------------
Shares sold.................................................   112,119,757     $ 661,452,247       110,903,994     $ 1,213,154,082
Shares issued in connection with reinvestment of
  distributions.............................................            --                --         2,058,341          13,577,615
                                                              ------------     -------------     -------------     ---------------
                                                               112,119,757       661,452,247       112,962,335       1,226,731,697
Shares repurchased..........................................  (115,779,632)     (692,548,182)     (119,529,679)     (1,324,924,362)
                                                              ------------     -------------     -------------     ---------------
Net decrease................................................    (3,659,875)    $ (31,095,935)       (6,567,344)    $   (98,192,665)
                                                              ------------     -------------     -------------     ---------------
                                                              ------------     -------------     -------------     ---------------

CLASS B
------------------------------------------------------------
Shares sold.................................................    14,719,157     $  83,694,422        37,888,593     $   423,842,967
Shares issued in connection with reinvestment of
  distributions.............................................            --                --           856,732           5,478,474
                                                              ------------     -------------     -------------     ---------------
                                                                14,719,157        83,694,422        38,745,325         429,321,441
Shares repurchased..........................................   (16,021,430)      (92,123,012)      (41,705,872)       (470,119,000)
                                                              ------------     -------------     -------------     ---------------
Net decrease................................................    (1,302,273)    $  (8,428,590)       (2,960,547)    $   (40,797,559)
                                                              ------------     -------------     -------------     ---------------
                                                              ------------     -------------     -------------     ---------------
ADVISOR CLASS
------------------------------------------------------------
Shares sold.................................................     4,413,141     $  23,681,054         4,493,439     $    41,526,678
Shares issued in connection with reinvestment of
  distributions.............................................            --                --            25,872             181,817
                                                              ------------     -------------     -------------     ---------------
                                                                 4,413,141        23,681,054         4,519,311          41,708,495
Shares repurchased..........................................    (4,495,633)      (24,715,921)       (4,408,085)        (41,722,805)
                                                              ------------     -------------     -------------     ---------------
Net increase (decrease).....................................       (82,492)    $  (1,034,867)          111,226     $       (14,310)
                                                              ------------     -------------     -------------     ---------------
                                                              ------------     -------------     -------------     ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period ended June 30, 1998, the Fund's expenses were reduced by $60,679 under these arrangements.

                        GT GLOBAL NEW PACIFIC GROWTH FUND

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global New Pacific Growth Fund, a series of shares of beneficial interest of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GT Global New Pacific Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (26.5%)
  Hong Kong Telecommunications Ltd. .........................   HK          7,039,964   $ 14,491,505         7.5
    TELEPHONE NETWORKS
  Brambles Industries Ltd. ..................................   AUSL          250,000      4,959,606         2.6
    BUSINESS & PUBLIC SERVICES
  Woolworths Ltd. ...........................................   AUSL        1,440,000      4,812,822         2.5
    RETAILERS-OTHER
  Telekom Malaysia Bhd. .....................................   MAL         1,500,000      4,440,154         2.3
    TELEPHONE NETWORKS
  China Telecom (Hong Kong) Ltd.-/- .........................   HK          2,358,000      4,047,416         2.1
    WIRELESS COMMUNICATIONS
  Singapore Press Holdings Ltd. - Foreign ...................   SING          302,000      3,786,215         2.0
    BROADCASTING & PUBLISHING
  Qantas Airways Ltd. .......................................   AUSL        1,770,000      3,132,009         1.6
    TRANSPORTATION - AIRLINES
  Genting Bhd. ..............................................   MAL         1,109,000      2,783,205         1.4
    LEISURE & TOURISM
  Telstra Corp. Ltd. ........................................   AUSL        1,293,300      2,730,010         1.4
    TELEPHONE NETWORKS
  Telecom Corporation of New Zealand Ltd. ...................   NZ            484,000      2,345,288         1.2
    TELEPHONE NETWORKS
  Philippine Long Distance Telephone Co. ....................   PHIL           85,290      1,876,380         1.0
    TELEPHONE - LONG DISTANCE
  Mahanagar Telephone Nigam Ltd. - GDR-/- {\/} ..............   IND           112,850      1,750,304         0.9
    TELECOM - OTHER
                                                                                        ------------
                                                                                          51,154,914
                                                                                        ------------
Finance (22.1%)
  Hang Seng Bank ............................................   HK            957,800      9,239,924         4.8
    BANKS-MONEY CENTER
  Australia & New Zealand Banking Group Ltd. ................   AUSL        1,370,000      9,050,621         4.7
    BANKS-REGIONAL
  Overseas-Chinese Banking Corp., Ltd. - Foreign ............   SING        1,139,000      6,632,323         3.4
    BANKS-REGIONAL
  Development Bank of Singapore - Foreign ...................   SING          712,000      6,091,979         3.1
    BANKS-MONEY CENTER
  HSBC Holdings PLC .........................................   HK            180,000      4,436,988         2.3
    BANKS-MONEY CENTER
  United Overseas Bank Ltd. - Foreign .......................   SING          773,000      4,294,444         2.2
    BANKS-MONEY CENTER
  City Developments Ltd. ....................................   SING          376,000      1,742,602         0.9
    REAL ESTATE
  State Bank of India Ltd. - GDR{\/} ........................   IND            76,100      1,360,288         0.7
    BANKS-REGIONAL
                                                                                        ------------
                                                                                          42,849,169
                                                                                        ------------
Multi-Industry/Miscellaneous (10.7%)
  Hutchison Whampoa .........................................   HK          1,500,000      9,408,273         4.9
    MULTI-INDUSTRY
  Pacific Dunlop Ltd. .......................................   AUSL        1,900,000      4,023,063         2.1
    MULTI-INDUSTRY

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Citic Pacific Ltd. ........................................   HK            950,000   $  3,776,215         2.0
    CONGLOMERATE
  China Resources Enterprise Ltd. ...........................   HK          1,500,000      3,349,035         1.7
    CONGLOMERATE
                                                                                        ------------
                                                                                          20,556,586
                                                                                        ------------
Consumer Durables (10.0%)
  New World Development Co., Ltd. ...........................   HK          2,000,000      6,917,468         3.6
    HOUSING
  Cheung Kong (Holdings) Ltd. ...............................   HK            942,000      6,169,775         3.2
    HOUSING
  Sun Hung Kai Properties Ltd. ..............................   HK            880,000      6,132,800         3.2
    HOUSING
                                                                                        ------------
                                                                                          19,220,043
                                                                                        ------------
Capital Goods (7.0%)
  Cheung Kong Infrastructure Holdings .......................   HK          2,285,000      6,458,218         3.3
    CONSTRUCTION
  New World Infrastructure Ltd.-/- ..........................   HK          2,000,000      4,504,098         2.3
    CONSTRUCTION
  Venture Manufacturing Ltd. ................................   SING          640,000      1,787,285         0.9
    MACHINERY & ENGINEERING
  Harbin Power Equipment Co., Ltd. ..........................   HK          7,384,000        895,781         0.5
    ELECTRICAL PLANT/EQUIPMENT
                                                                                        ------------
                                                                                          13,645,382
                                                                                        ------------
Materials/Basic Industry (6.9%)
  Leighton Holdings Ltd. ....................................   AUSL        1,365,000      4,766,695         2.5
    BUILDING MATERIALS & COMPONENTS
  Broken Hill Proprietary Co., Ltd. .........................   AUSL          370,000      3,435,077         1.8
    MISC. MATERIALS & COMMODITIES
  Pasminco Ltd. .............................................   AUSL        2,500,000      2,866,636         1.5
    METALS - NON-FERROUS
  QNI Ltd. ..................................................   AUSL        3,160,000      2,099,941         1.1
    METALS - NON-FERROUS
                                                                                        ------------
                                                                                          13,168,349
                                                                                        ------------
Energy (6.4%)
  China Light & Power Co., Ltd. .............................   HK          1,059,000      5,876,879         3.0
    ELECTRICAL & GAS UTILITIES
  Hong Kong Electric Holdings Ltd. ..........................   HK            968,000      3,679,112         1.9
    ELECTRICAL & GAS UTILITIES
  Manila Electric Co. "B" ...................................   PHIL          500,000      1,675,000         0.9
    ELECTRICAL & GAS UTILITIES
  YTL Power International Bhd.-/- ...........................   MAL         1,395,000      1,073,629         0.6
    ENERGY SOURCES
                                                                                        ------------
                                                                                          12,304,620
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $192,261,568) ................                            172,899,063        89.6
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $43,535,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $43,575,836,
   including accrued interest). (cost $42,717,000) ..........                           $ 42,717,000        22.1
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $234,978,568)  * ....................                            215,616,063       111.7
Other Assets and Liabilities ................................                            (22,500,776)      (11.7)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $193,115,287       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $236,076,920 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   6,360,873
                 Unrealized depreciation:           (26,821,730)
                                                  -------------
                 Net unrealized depreciation:     $ (20,460,857)
                                                  -------------
                                                  -------------

    Abbreviation:
    GDR--Global Depositary Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Australia (AUSL/AUD) .................   21.8                     21.8
Hong Kong (HK/HKD) ...................   46.3                     46.3
India (IND/INR) ......................    1.6                      1.6
Malaysia (MAL/MYR) ...................    4.3                      4.3
New Zealand (NZ/NZD) .................    1.2                      1.2
Philippines (PHIL/PHP) ...............    1.9                      1.9
Singapore (SING/SGD) .................   12.5                     12.5
United States & Other (US/USD) .......               10.4         10.4
                                        ------      -----        -----
Total  ...............................   89.6        10.4        100.0
                                        ------      -----        -----
                                        ------      -----        -----

--------------

{d}  Percentages indicated are based on net assets of $193,115,287.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                          MARKET VALUE
                                             (U.S.       CONTRACT  DELIVERY   UNREALIZED
CONTRACTS TO SELL:                          DOLLARS)      PRICE      DATE    APPRECIATION
----------------------------------------  ------------   --------  --------  -------------
Australian Dollars......................    20,137,999    1.44937   2/24/98   $ 1,160,974
Singapore Dollars.......................     9,970,754    1.67140   3/17/98       140,530
                                          ------------                       -------------
  Total Contracts to Sell (Receivable
   amount $31,410,257)..................    30,108,753                          1,301,504
                                          ------------                       -------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 15.59%
  Total Open Forward Foreign Currency
   Contracts............................                                      $ 1,301,504
                                                                             -------------
                                                                             -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $192,261,568) (Note 1)............................  $172,899,063
  Repurchase agreement, at value and cost.....................................................   42,717,000
  U.S. currency....................................................................  $     896
  Foreign currencies (cost $732,774)...............................................    741,289      742,185
                                                                                     ---------
  Receivable for open forward foreign currency contracts......................................    1,301,504
  Dividends and dividend withholding tax reclaims receivable..................................      583,258
  Receivable for Fund shares sold.............................................................      540,345
  Receivable for securities sold..............................................................      153,396
  Miscellaneous receivable....................................................................       15,083
  Interest receivable.........................................................................        6,882
                                                                                                -----------
    Total assets..............................................................................  218,958,716
                                                                                                -----------
Liabilities:
  Payable for Fund shares repurchased.........................................................   24,103,460
  Payable for securities purchased............................................................    1,206,279
  Payable for investment management and administration fees (Note 2)..........................      163,399
  Payable for service and distribution expenses (Note 2)......................................       89,450
  Payable for printing and postage expenses...................................................       86,532
  Payable for transfer agent fees (Note 2)....................................................       84,573
  Payable for professional fees...............................................................       38,325
  Payable for custodian fees..................................................................       33,378
  Payable for registration and filing fees....................................................       21,314
  Payable for fund accounting fees (Note 2)...................................................        4,340
  Payable for Trustees' fees and expenses (Note 2)............................................        3,557
  Other accrued expenses......................................................................        8,822
                                                                                                -----------
    Total liabilities.........................................................................   25,843,429
                                                                                                -----------
Net assets....................................................................................  $193,115,287
                                                                                                -----------
                                                                                                -----------
Class A:
Net asset value and redemption price per share ($135,807,280 DIVIDED BY 20,968,516 shares
 outstanding).................................................................................  $      6.48
                                                                                                -----------
                                                                                                -----------
Maximum offering price per share (100/95.25 of $6.48) *.......................................  $      6.80
                                                                                                -----------
                                                                                                -----------
Class B:+
Net asset value and offering price per share ($55,819,596 DIVIDED BY 8,895,437 shares
 outstanding).................................................................................  $      6.28
                                                                                                -----------
                                                                                                -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,488,411 DIVIDED
 BY 230,859 shares outstanding)...............................................................  $      6.45
                                                                                                -----------
                                                                                                -----------
Net assets consist of:
  Paid in capital (Note 4)....................................................................  $259,435,620
  Accumulated net realized loss on investments and foreign currency transactions..............  (48,248,073)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies.................................................................................    1,290,245
  Net unrealized depreciation of investments..................................................  (19,362,505)
                                                                                                -----------
Total -- representing net assets applicable to capital shares outstanding.....................  $193,115,287
                                                                                                -----------
                                                                                                -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income:
  Dividend income (net of foreign withholding tax of $412,339) (Note 1)....................  $  7,263,612
  Interest income..........................................................................       674,416
                                                                                             ------------
    Total investment income................................................................     7,938,028
                                                                                             ------------
Expenses:
  Investment management and administration fees (Note 2)...................................     3,736,264
  Service and distribution expenses: (Note 2)
    Class A..................................................................  $    942,945
    Class B..................................................................     1,119,211     2,062,156
                                                                               ------------
  Transfer agent fees (Note 2).............................................................     1,240,570
  Custodian fees...........................................................................       419,674
  Registration and filing fees.............................................................       138,810
  Printing and postage expenses............................................................       103,925
  Fund accounting fees (Note 2)............................................................        99,321
  Audit fees...............................................................................        58,095
  Legal fees...............................................................................        35,175
  Trustees' fees and expenses (Note 2).....................................................        10,532
  Other expenses (Note 1)..................................................................       213,092
                                                                                             ------------
    Total expenses before reductions.......................................................     8,117,614
                                                                                             ------------
      Expense reductions (Notes 1 & 5).....................................................    (1,043,893)
                                                                                             ------------
    Total net expenses.....................................................................     7,073,721
                                                                                             ------------
Net investment income......................................................................       864,307
                                                                                             ------------
Net realized and unrealized loss on investments and foreign currencies: (Note
  1)
  Net realized loss on investments...........................................   (48,105,392)
  Net realized loss on foreign currency transactions.........................      (548,158)
                                                                               ------------
    Net realized loss during the year......................................................   (48,653,550)
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies.........................................     1,286,651
  Net change in unrealized appreciation of investments.......................  (113,591,619)
                                                                               ------------
    Net unrealized depreciation during the year............................................  (112,304,968)
                                                                                             ------------
Net realized and unrealized loss on investments and foreign currencies.....................  (160,958,518)
                                                                                             ------------
Net decrease in net assets resulting from operations.......................................  $(160,094,211)
                                                                                             ------------
                                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................  $     864,307  $     (26,838)
  Net realized gain (loss) on investments and foreign currency
   transactions............................................................    (48,653,550)    94,284,448
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................      1,286,651           (106)
  Net change in unrealized appreciation (depreciation) of investments......   (113,591,619)    36,883,188
                                                                             -------------  -------------
    Net increase (decrease) in net assets resulting from operations........   (160,094,211)   131,140,692
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................       (427,042)            --
  From net realized gain on investments....................................    (15,152,919)   (44,900,913)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --             --
  From net realized gain on investments....................................     (6,636,532)   (18,754,735)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................        (13,447)            --
  From net realized gain on investments....................................       (179,887)      (250,756)
                                                                             -------------  -------------
    Total distributions....................................................    (22,409,827)   (63,906,404)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................  1,697,761,633  5,158,291,909
  Decrease from capital shares repurchased.................................  (1,836,766,167) (5,226,446,724)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................   (139,004,534)   (68,154,815)
                                                                             -------------  -------------
Total decrease in net assets...............................................   (321,508,572)      (920,527)
Net assets:
  Beginning of year........................................................    514,623,859    515,544,386
                                                                             -------------  -------------
  End of year *............................................................  $ 193,115,287  $ 514,623,859
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................  $          --  $          --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)      1994        1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   13.12   $   12.47   $   12.10   $   15.86   $   10.31
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.05        0.02        0.11        0.02       (0.03)
  Net realized and unrealized gain
   (loss) on investments................      (5.84)       2.44        0.79       (3.15)       6.23
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............      (5.79)       2.46        0.90       (3.13)       6.20
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.03)         --       (0.10)      (0.01)         --
  From net realized gain on
   investments..........................      (0.82)      (1.81)      (0.43)      (0.55)      (0.65)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.07)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.85)      (1.81)      (0.53)      (0.63)      (0.65)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    6.48   $   13.12   $   12.47   $   12.10   $   15.86
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............     (44.24)%     20.04%       7.45%     (19.73)%     60.61%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 135,807   $ 361,244   $ 383,722   $ 404,680   $ 498,898
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.41%       0.17%       0.91%       0.11%       (0.3)%
  Without expense reductions............       0.14%       0.04%       0.86%        N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.66%       1.86%       1.89%       1.81%        1.9%
  Without expense reductions............       1.93%       1.99%       1.94%        N/A         N/A
Portfolio turnover rate++++.............         80%         93%         63%         87%        117%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0066   $  0.0032         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL NEW PACIFIC GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)    1995 (D)      1994         1993
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.80   $   12.29   $   11.96   $   15.79     $   11.27
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.03)      (0.06)       0.03       (0.06)        (0.10)
  Net realized and unrealized gain
   (loss) on investments................      (5.67)       2.38        0.75       (3.15)         5.27
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............      (5.70)       2.32        0.78       (3.21)         5.17
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.02)         --            --
  From net realized gain on
   investments..........................      (0.82)      (1.81)      (0.43)      (0.55)        (0.65)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.07)           --
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (0.82)      (1.81)      (0.45)      (0.62)        (0.65)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $    6.28   $   12.80   $   12.29   $   11.96     $   15.79
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............     (44.65)%     19.28%       6.54%     (20.30)%       46.30%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  55,820   $ 151,805   $ 130,887   $ 120,171     $  72,122
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.24)%     (0.48)%      0.26%      (0.54)%        (0.9)%(a)
  Without expense reductions............      (0.51)%     (0.61)%      0.21%        N/A           N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.31%       2.51%       2.54%       2.46%          2.5%(a)
  Without expense reductions............       2.58%       2.64%       2.59%        N/A           N/A
Portfolio turnover rate++++.............         80%         93%         63%         87%          117%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0066   $  0.0032         N/A         N/A           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL NEW PACIFIC GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    ADVISOR CLASS+++
                                          -------------------------------------
                                           YEAR ENDED DECEMBER    JUNE 1, 1995
                                                   31,                 TO
                                          ----------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)     1995 (D)
                                          ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   13.16   $   12.45     $   12.89
                                          ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       0.08        0.07          0.09
  Net realized and unrealized gain
   (loss) on investments................      (5.89)       2.45          0.05
                                          ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............      (5.81)       2.52          0.14
                                          ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............      (0.08)         --         (0.15)
  From net realized gain on
   investments..........................      (0.82)      (1.81)        (0.43)
  In excess of net realized gain on
   investments..........................         --          --            --
                                          ----------  ----------  -------------
    Total distributions.................      (0.90)      (1.81)        (0.58)
                                          ----------  ----------  -------------
Net asset value, end of period..........  $    6.45   $   13.16     $   12.45
                                          ----------  ----------  -------------
                                          ----------  ----------  -------------

Total investment return (c).............     (44.26)%     20.56%         1.07%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   1,488   $   1,575     $     935
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.76%       0.52%         1.26%
  Without expense reductions............       0.49%       0.39%         1.21%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.31%       1.51%         1.54%(a)
  Without expense reductions............       1.58%       1.64%         1.59%(a)
Portfolio turnover rate++++.............         80%         93%           63%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0066   $  0.0032           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global New Pacific Growth Fund ("Fund") is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income securities are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for securities of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and

                       GT GLOBAL NEW PACIFIC GROWTH FUND

Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option in extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S.government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of approximately $9,252,981 were on loan to brokers. The loans were secured by cash collateral of $9,953,563, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1997, the Fund received securities lending fees of $756,559 which were used to reduce custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $3,081,427 which expires in 2005.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

                       GT GLOBAL NEW PACIFIC GROWTH FUND

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the year ended December 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $8,681,157 with a weighted average interest rate of 6.32%. Interest expense for the year ended December 31, 1997, was $193,664, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of average daily net assets on the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $21,605 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $42,069 for the year ended December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1997, GT Global collected CDSCs in the amount of $894,766. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and

                       GT GLOBAL NEW PACIFIC GROWTH FUND

a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% of the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $290,053,136 and $442,944,807, respectively. There were no purchases or sales of U.S. government obligations during the year.

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                                      YEAR ENDED                  YEAR ENDED
                                                                  DECEMBER 31, 1997           DECEMBER 31, 1996
                                                              --------------------------  --------------------------
CLASS A                                                         SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................  110,903,994  $1,213,154,082 285,658,529  $3,783,795,259
Shares issued in connection with reinvestment of
  distributions.............................................    2,058,341     13,577,615    2,934,435     37,677,963
                                                              -----------  -------------  -----------  -------------
                                                              112,962,335  1,226,731,697  288,592,964  3,821,473,222
Shares repurchased..........................................  (119,529,679) (1,324,924,362) (291,833,470) (3,895,314,036)
                                                              -----------  -------------  -----------  -------------
Net decrease................................................   (6,567,344) $ (98,192,665)  (3,240,506) $ (73,840,814)
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------
                                                                      YEAR ENDED                  YEAR ENDED
                                                                  DECEMBER 31, 1997           DECEMBER 31, 1996
                                                              --------------------------  --------------------------
CLASS B                                                         SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................   37,888,593  $ 423,842,967   96,986,480  $1,263,551,513
Shares issued in connection with reinvestment of
  distributions.............................................      856,732      5,478,474    1,241,219     15,565,185
                                                              -----------  -------------  -----------  -------------
                                                               38,745,325    429,321,441   98,227,699  1,279,116,698
Shares repurchased..........................................  (41,705,872)  (470,119,000) (97,020,480) (1,273,495,413)
                                                              -----------  -------------  -----------  -------------
Net increase (decrease).....................................   (2,960,547) $ (40,797,559)   1,207,219  $   5,621,285
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------
                                                                      YEAR ENDED                  YEAR ENDED
                                                                  DECEMBER 31, 1997           DECEMBER 31, 1996
                                                              --------------------------  --------------------------
ADVISOR CLASS                                                   SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................    4,493,439  $  41,526,678    4,311,411  $  57,463,326
Shares issued in connection with reinvestment of
  distributions.............................................       25,872        181,817       18,530        238,663
                                                              -----------  -------------  -----------  -------------
                                                                4,519,311     41,708,495    4,329,941     57,701,989
Shares repurchased..........................................   (4,408,085)   (41,722,805)  (4,285,455)   (57,637,275)
                                                              -----------  -------------  -----------  -------------
Net increase (decrease).....................................      111,226  $     (14,310)      44,486  $      64,714
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $287,334 under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended December 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.2886 per share (representing an approximate total of $7,701,422). The total amount of taxes paid by the Fund to such countries was approximately $.0155 per share (representing an approximate total of $412,339).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $20,539,592 as a capital gain dividend for the fiscal year ended December 31, 1997.

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (32.8%)
  SLM Holding Corp. .........................................   US             92,000   $  4,508,001         3.2
    OTHER FINANCIAL
  Chase Manhattan Corp. .....................................   US             55,600      4,197,797         3.0
    BANKS-MONEY CENTER
  Citicorp ..................................................   US             26,200      3,910,350         2.8
    BANKS-MONEY CENTER
  Travelers Group, Inc. .....................................   US             58,400      3,540,500         2.6
    INSURANCE - MULTI-LINE
  ING Groep N.V. ............................................   NETH           39,487      2,587,401         1.9
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ..................   UK            235,000      2,430,832         1.8
    INSURANCE - MULTI-LINE
  UBS AG - Registered-/- ....................................   SWTZ            6,521      2,426,573         1.7
    BANKS-MONEY CENTER
  Australia & New Zealand Banking Group Ltd. ................   AUSL          350,000      2,420,837         1.7
    BANKS-REGIONAL
  Nordbanken Holding AB .....................................   SWDN          325,006      2,385,403         1.7
    BANKS-REGIONAL
  Schroders PLC .............................................   UK             84,000      2,168,375         1.6
    BANKS-MONEY CENTER
  Abbey National PLC ........................................   UK            117,000      2,080,564         1.5
    BANKS-SUPER REGIONAL
  Lloyds TSB Group PLC ......................................   UK            139,000      1,946,093         1.4
    BANKS-REGIONAL
  ForeningsSparbanken AB ....................................   SWDN           59,720      1,798,231         1.3
    BANKS-REGIONAL
  Royal Bank of Canada ......................................   CAN            27,200      1,635,659         1.2
    BANKS-REGIONAL
  Bank Hapoalim Ltd.-/- .....................................   ISRL          437,400      1,324,623         1.0
    BANKS-REGIONAL
  HSBC Holdings PLC .........................................   HK             51,496      1,259,567         0.9
    BANKS-MONEY CENTER
  Old Mutual South Africa Trust PLC .........................   UK            661,500      1,253,636         0.9
    REAL ESTATE INVESTMENT TRUST
  State Bank of India Ltd. - Reg. S GDR-/- {c} {\/} .........   IND           104,140      1,228,852         0.9
    BANKS-REGIONAL
  Kokusai Securities Co., Ltd. ..............................   JPN           103,000      1,020,540         0.7
    SECURITIES BROKER
  Nichiei Co., Ltd. .........................................   JPN             9,900        675,895         0.5
    OTHER FINANCIAL
  United Overseas Bank Ltd. - Foreign .......................   SING          152,000        472,609         0.3
    BANKS-MONEY CENTER
  Kookmin Bank-/- ...........................................   KOR            73,781        274,659         0.2
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          45,546,997
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (24.1%)
  Federated Department Stores, Inc.-/- ......................   US             67,900   $  3,653,869         2.6
    RETAILERS-APPAREL
  Service Corporation International .........................   US             71,400      3,061,275         2.2
    CONSUMER SERVICES
  EMI Group PLC .............................................   UK            333,000      2,913,541         2.1
    LEISURE & TOURISM
  CVS Corp. .................................................   US             74,800      2,912,525         2.1
    RETAILERS-OTHER
  Woolworths Ltd. ...........................................   AUSL          813,000      2,650,099         1.9
    RETAILERS-OTHER
  EMAP PLC ..................................................   UK            118,000      2,387,978         1.7
    BROADCASTING & PUBLISHING
  Telecom Italia SpA ........................................   ITLY          321,900      2,353,629         1.7
    TELEPHONE NETWORKS
  Vodafone Group PLC ........................................   UK            182,000      2,311,087         1.7
    WIRELESS COMMUNICATIONS
  Telecom Corporation of New Zealand Ltd. - ADR{\/} .........   NZ             68,000      2,227,000         1.6
    TELEPHONE NETWORKS
  Koninklijke Ahold N.V. ....................................   NETH           56,959      1,829,704         1.3
    RETAILERS-FOOD
  Reuters Group PLC .........................................   UK            155,133      1,774,355         1.3
    BROADCASTING & PUBLISHING
  Telecel - Comunicacaoes Pessoais S.A. .....................   PORT            9,661      1,716,953         1.2
    WIRELESS COMMUNICATIONS
  SPT Telecom-/- ............................................   CZCH          121,000      1,670,473         1.2
    TELEPHONE NETWORKS
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           11,500      1,255,656         0.9
    TELEPHONE NETWORKS
  Telstra Corp. Ltd. - Installment Receipts .................   AUSL          333,100        856,224         0.6
    TELEPHONE NETWORKS
                                                                                        ------------
                                                                                          33,574,368
                                                                                        ------------
Health Care (10.1%)
  Warner-Lambert Co. ........................................   US             59,200      4,107,000         3.0
    PHARMACEUTICALS
  Bristol Myers Squibb Co. ..................................   US             30,900      3,551,569         2.6
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK            286,418      2,134,146         1.5
    PHARMACEUTICALS
  Roche Holding AG ..........................................   SWTZ              189      1,857,452         1.3
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR-/- {c} {\/} ................   HGRY           16,200      1,291,950         0.9
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN            39,000      1,040,790         0.8
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          13,982,907
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (7.0%)
  Monsanto Co. ..............................................   US             56,200   $  3,140,175         2.3
    CHEMICALS
  Millenium Chemicals, Inc. .................................   US             79,400      2,689,675         1.9
    CHEMICALS
  Akzo Nobel N.V. ...........................................   NETH            8,790      1,955,351         1.4
    CHEMICALS
  Imperial Chemical Industries PLC - ADR{\/} ................   UK             29,400      1,896,300         1.4
    CHEMICALS
                                                                                        ------------
                                                                                           9,681,501
                                                                                        ------------
Technology (5.1%)
  Compaq Computer Corp. .....................................   US             99,200      2,814,800         2.0
    COMPUTERS & PERIPHERALS
  Intel Corp. ...............................................   US             36,900      2,735,213         2.0
    SEMICONDUCTORS
  Texas Instruments, Inc. ...................................   US             25,844      1,507,028         1.1
    SEMICONDUCTORS
                                                                                        ------------
                                                                                           7,057,041
                                                                                        ------------
Consumer Durables (4.6%)
  Ford Motor Co. ............................................   US             30,400      1,793,600         1.3
    AUTOMOBILES
  Futuris Corp., Ltd. .......................................   AUSL        2,000,000      1,763,318         1.3
    AUTO PARTS
  Volvo AB "B" ..............................................   SWDN           51,200      1,525,626         1.1
    AUTOMOBILES
  Mabuchi Motor Co., Ltd. ...................................   JPN            20,000      1,272,872         0.9
    AUTOMOBILES
                                                                                        ------------
                                                                                           6,355,416
                                                                                        ------------
Consumer Non-Durables (4.4%)
  Diageo PLC ................................................   UK            164,160      1,946,128         1.4
    BEVERAGES - ALCOHOLIC
  RJR Nabisco Holdings Corp. ................................   US             61,300      1,455,875         1.1
    TOBACCO
  Asahi Breweries Ltd. ......................................   JPN            95,000      1,202,358         0.9
    BEVERAGES - ALCOHOLIC
  Gucci Group - NY Registered Shares{\/} ....................   NETH           16,600        879,800         0.6
    TEXTILES & APPAREL
  Amway Japan Ltd. ..........................................   JPN            55,400        588,978         0.4
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           6,073,139
                                                                                        ------------
Capital Goods (3.8%)
  Textron, Inc. .............................................   US             34,500      2,473,219         1.8
    AEROSPACE/DEFENSE
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR              8,310      1,692,187         1.2
    TELECOM EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (Continued)
  Canon, Inc. ...............................................   JPN            50,000   $  1,139,076         0.8
    OFFICE EQUIPMENT
                                                                                        ------------
                                                                                           5,304,482
                                                                                        ------------
Energy (3.3%)
  Shell Transport & Trading Co., PLC ........................   UK            265,000      1,867,257         1.3
    OIL
  Petroleum Geo-Services ASA-/- .............................   NOR            49,240      1,536,440         1.1
    ENERGY EQUIPMENT & SERVICES
  Petroleo Brasileiro S.A. (Petrobras) - ADR{\/} ............   BRZL           64,800      1,198,800         0.9
    GAS PRODUCTION & DISTRIBUTION
                                                                                        ------------
                                                                                           4,602,497
                                                                                        ------------
Multi-Industry/Miscellaneous (0.6%)
  Shanghai Industrial Holdings Ltd. .........................   HK            370,000        871,571         0.6
    MULTI-INDUSTRY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $109,904,796) ................                            133,049,919        95.8
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Co., due July
   1, 1998, for an effective yield of 5.70%, collateralized
   by $11,960,000 U.S. Treasury Bills, 5.75% due 12/31/98
   (market value of collateral is $11,974,950, including
   accrued interest). (cost $11,738,000)  ...................                             11,738,000         8.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $121,642,796)  * ....................                            144,787,919       104.2
Other Assets and Liabilities ................................                             (5,861,658)       (4.2)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $138,926,261       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {c}  Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          *  For Federal income tax purposes, cost is $122,098,557 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  30,443,660
                 Unrealized depreciation:            (7,754,298)
                                                  -------------
                 Net unrealized appreciation:     $  22,689,362
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depositary Receipt
             GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at June 30, 1998, was concentrated in the following countries:

                                          PERCENTAGE OF NET ASSETS {D}
                                        --------------------------------
                                                     SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)      EQUITY       & OTHER    TOTAL
--------------------------------------  ----------   -----------  ------
Australia (AUSL/AUD) .................      5.5                      5.5
Brazil (BRZL/BRL) ....................      1.8                      1.8
Canada (CAN/CAD) .....................      1.2                      1.2
Czech Republic (CZCH/CSK) ............      1.2                      1.2
France (FR/FRF) ......................      1.2                      1.2
Hong Kong (HK/HKD) ...................      1.5                      1.5
Hungary (HGRY/HUF) ...................      0.9                      0.9
India (IND/INR) ......................      0.9                      0.9
Israel (ISRL/ILS) ....................      1.0                      1.0
Italy (ITLY/ITL) .....................      1.7                      1.7
Japan (JPN/JPY) ......................      5.0                      5.0
Korea (KOR/KRW) ......................      0.2                      0.2
Netherlands (NETH/NLG) ...............      5.2                      5.2
New Zealand (NZ/NZD) .................      1.6                      1.6
Norway (NOR/NOK) .....................      1.1                      1.1
Portugal (PORT/PTE) ..................      1.2                      1.2
Singapore (SING/SGD) .................      0.3                      0.3
Sweden (SWDN/SEK) ....................      4.1                      4.1
Switzerland (SWTZ/CHF) ...............      3.0                      3.0
United Kingdom (UK/GBP) ..............     19.6                     19.6
United States (US/USD) ...............     37.6           4.2       41.8
                                          -----           ---     ------
Total  ...............................     95.8           4.2      100.0
                                          -----           ---     ------
                                          -----           ---     ------

--------------

{d}  Percentages indicated are based on net assets of $138,926,261.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                           JUNE 30, 1998 (UNAUDITED)

                                            MARKET
                                            VALUE
                                            (U.S.      CONTRACT   DELIVERY  UNREALIZED
CONTRACTS TO SELL:                         DOLLARS)      PRICE     DATE    APPRECIATION
----------------------------------------  ----------   ---------  -------  -------------
British Pounds..........................   5,337,595     0.59400  7/20/98   $    49,605
French Francs...........................   1,094,325     5.94360   8/6/98        16,113
Japanese Yen............................   2,254,774   130.50000   8/6/98       120,705
Japanese Yen............................   2,256,752   130.86000  8/12/98       112,192
Swiss Francs............................   1,131,122     1.47770  9/21/98        19,314
                                          ----------                       -------------
  Total Contracts to Sell (Receivable
   amount $12,392,497)..................  12,074,568                        $   317,929
                                          ----------                       -------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 8.69%
  Total Open Forward Foreign Currency
   Contracts............................                                    $   317,929
                                                                           -------------
                                                                           -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $121,642,796) (Note 1).............................  $144,787,919
  U.S. currency.....................................................................  $     701
  Foreign currencies (cost $11,376).................................................     11,376       12,077
                                                                                      ---------
  Receivable for open forward foreign currency contracts (Note 1)..............................      317,929
  Dividends and dividend withholding tax reclaims receivable...................................      285,982
  Receivable for Fund shares sold..............................................................        7,508
  Interest receivable..........................................................................        1,859
                                                                                                 -----------
    Total assets...............................................................................  145,413,274
                                                                                                 -----------
Liabilities:
  Payable for Fund shares repurchased..........................................................    5,999,730
  Payable for investment management and administration fees (Note 2)...........................      114,066
  Payable for transfer agent fees (Note 2).....................................................      110,943
  Payable for printing and postage expenses....................................................       92,874
  Payable for service and distribution expenses (Note 2).......................................       63,646
  Payable for custodian fees...................................................................       30,896
  Payable for professional fees................................................................       28,206
  Payable for securities purchased.............................................................       25,005
  Payable for registration and filing fees.....................................................       10,549
  Payable for Trustees' fees and expenses (Note 2).............................................        4,581
  Payable for fund accounting fees (Note 2)....................................................        2,102
  Other accrued expenses.......................................................................        4,415
                                                                                                 -----------
    Total liabilities..........................................................................    6,487,013
                                                                                                 -----------
Net assets.....................................................................................  $138,926,261
                                                                                                 -----------
                                                                                                 -----------
Class A:
Net asset value and redemption price per share ($95,789,457 DIVIDED BY 6,010,096 shares
 outstanding)..................................................................................  $     15.94
                                                                                                 -----------
                                                                                                 -----------
Maximum offering price per share (100/94.5 of $15.94) *........................................  $     16.87
                                                                                                 -----------
                                                                                                 -----------
Class B:+
Net asset value and offering price per share ($41,963,181 DIVIDED BY 2,762,324 shares
 outstanding)..................................................................................  $     15.19
                                                                                                 -----------
                                                                                                 -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,173,623 DIVIDED
 BY 72,854 shares outstanding).................................................................  $     16.11
                                                                                                 -----------
                                                                                                 -----------
Net assets consist of:
  Paid in capital (Note 4).....................................................................  $103,912,599
  Undistributed net investment income..........................................................      167,690
  Accumulated net realized gain on investments and foreign currency transactions...............   11,383,706
  Net unrealized appreciation on translation of assets and liabilities in foreign currencies...      317,143
  Net unrealized appreciation of investments...................................................   23,145,123
                                                                                                 -----------
Total -- representing net assets applicable to capital shares outstanding......................  $138,926,261
                                                                                                 -----------
                                                                                                 -----------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $128,555)...............................  $1,344,061
  Interest income............................................................................     211,993
  Securities lending income..................................................................      60,268
                                                                                               ----------
    Total investment income..................................................................   1,616,322
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................     730,851
  Service and distribution expenses: (Note 2)
    Class A.......................................................................  $ 179,462
    Class B.......................................................................    224,655     404,117
                                                                                    ---------
  Transfer agent fees (Note 2)...............................................................     215,028
  Custodian fees.............................................................................      49,232
  Printing and postage expenses (Note 2).....................................................      34,933
  Registration and filing fees...............................................................      34,503
  Audit fees.................................................................................      24,978
  Legal fees.................................................................................      20,747
  Fund accounting fees.......................................................................      20,266
  Trustees' fees and expenses (Note 2).......................................................       6,154
  Other expenses (Note 1)....................................................................       6,048
                                                                                               ----------
    Total expenses before reductions.........................................................   1,546,857
                                                                                               ----------
      Expense reductions (Note 5)............................................................      (2,929)
                                                                                               ----------
    Total net expenses.......................................................................   1,543,928
                                                                                               ----------
Net investment income........................................................................      72,394
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments................................................  9,255,158
  Net realized gain on foreign currency transactions..............................    745,466
                                                                                    ---------
    Net realized gain during the period......................................................  10,000,624
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies..........................................................   (341,260)
  Net change in unrealized appreciation of investments............................  7,779,189
                                                                                    ---------
    Net unrealized appreciation during the period............................................   7,437,929
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies.......................  17,438,553
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $17,510,947
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                  ENDED       YEAR ENDED
                                                                              JUNE 30, 1998  DECEMBER 31,
                                                                               (UNAUDITED)       1997
                                                                              -------------  -------------
Decrease in net assets
Operations:
  Net investment income.....................................................   $    72,394    $   212,595
  Net realized gain on investments and foreign currency transactions........    10,000,624     28,144,058
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................      (341,260)       162,616
  Net change in unrealized appreciation (depreciation) of investments.......     7,779,189    (11,824,112)
                                                                              -------------  -------------
    Net increase in net assets resulting from operations....................    17,510,947     16,695,157
                                                                              -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --       (109,138)
  From net realized gain on investments.....................................            --    (22,666,381)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................            --    (10,444,406)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --         (8,161)
  From net realized gain on investments.....................................            --       (358,231)
                                                                              -------------  -------------
    Total distributions.....................................................            --    (33,586,317)
                                                                              -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........................   206,230,402    243,618,368
  Decrease from capital shares repurchased..................................  (236,221,895)  (256,140,244)
                                                                              -------------  -------------
    Net decrease from capital share transactions............................   (29,991,493)   (12,521,876)
                                                                              -------------  -------------
Total decrease in net assets................................................   (12,480,546)   (29,413,036)
Net assets:
  Beginning of period.......................................................   151,406,807    180,819,843
                                                                              -------------  -------------
  End of period *...........................................................   $138,926,261   $151,406,807
                                                                              -------------  -------------
                                                                              -------------  -------------
 * Includes undistributed net investment income of..........................   $   167,690    $    95,296
                                                                              -------------  -------------
                                                                              -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)    1997     1996 (D)    1995 (D)      1994      1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.26    $   16.71   $   16.82   $   15.53   $   17.47   $   14.47
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         0.02         0.05        0.03          --          --        0.04
  Net realized and unrealized gain
   (loss) on investments................         1.66         1.55        1.79        1.74       (1.16)       3.92
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         1.68         1.60        1.82        1.74       (1.16)       3.96
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --        (0.02)         --          --          --          --
  From net realized gain on
   investments..........................           --        (4.03)      (1.93)      (0.45)      (0.78)      (0.96)
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................           --        (4.05)      (1.93)      (0.45)      (0.78)      (0.96)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $   15.94    $   14.26   $   16.71   $   16.82   $   15.53   $   17.47
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        11.78%(b)     10.00%     10.92%      11.23%      (6.65)%      27.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  95,789    $ 103,769   $ 125,556   $ 145,982   $ 182,467   $ 193,997
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.28%(a)      0.32%      0.14%      (0.06)%     (0.01)%       0.9%
  Without expense reductions............         0.28%(a)      0.23%      0.06%      (0.12)%     (0.04)%       N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.87%(a)      1.73%      1.72%       1.87%       1.81%        1.9%
  Without expense reductions............         1.87%(a)      1.82%      1.80%       1.93%       1.84%        N/A
Portfolio turnover rate++++.............           34%(a)        92%        80%        113%         86%         92%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            JUNE 30,                YEAR ENDED DECEMBER 31,                   TO
                                              1998       ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)    1997     1996 (D)    1995 (D)      1994       1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   13.64    $   16.23   $   16.50   $   15.34   $   17.39     $   15.67
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........        (0.03)       (0.05)      (0.09)      (0.12)      (0.11)        (0.04)
  Net realized and unrealized gain
   (loss) on investments................         1.58         1.49        1.75        1.73       (1.16)         2.72
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         1.55         1.44        1.66        1.61       (1.27)         2.68
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --           --          --          --          --            --
  From net realized gain on
   investments..........................           --        (4.03)      (1.93)      (0.45)      (0.78)        (0.96)
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Total distributions.................           --        (4.03)      (1.93)      (0.45)      (0.78)        (0.96)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $   15.19    $   13.64   $   16.23   $   16.50   $   15.34     $   17.39
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............        11.45%(b)      9.22%     10.16%      10.52%      (7.32)%        17.3%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  41,963    $  45,010   $  52,809   $  56,095   $  52,567     $  20,592
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......        (0.37)%(a)     (0.33)%     (0.51)%     (0.71)%     (0.66)%        (0.4)%(a)
  Without expense reductions............        (0.37)%(a)     (0.42)%     (0.59)%     (0.77)%     (0.69)%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         2.52%(a)      2.38%      2.37%       2.52%       2.46%          2.5%(a)
  Without expense reductions............         2.52%(a)      2.47%      2.45%       2.58%       2.49%          N/A
Portfolio turnover rate++++.............           34%(a)        92%        80%        113%         86%           92%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            ADVISOR CLASS+++
                                          -----------------------------------------------------
                                            SIX MONTHS
                                              ENDED        YEAR ENDED DECEMBER    JUNE 1, 1995
                                             JUNE 30,              31,                 TO
                                               1998       ----------------------  DECEMBER 31,
                                          (UNAUDITED) (D)    1997      1996 (D)       1995
                                          --------------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.38     $   16.81   $   16.86     $   15.26
                                          --------------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.05          0.12        0.09          0.03
  Net realized and unrealized gain
   (loss) on investments................         1.68          1.57        1.79          2.02
                                          --------------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         1.73          1.69        1.88          2.05
                                          --------------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --         (0.09)         --            --
  From net realized gain on
   investments..........................           --         (4.03)      (1.93)        (0.45)
                                          --------------  ----------  ----------  -------------
    Total distributions.................           --         (4.12)      (1.93)        (0.45)
                                          --------------  ----------  ----------  -------------
Net asset value, end of period..........    $   16.11     $   14.38   $   16.81     $   16.86
                                          --------------  ----------  ----------  -------------
                                          --------------  ----------  ----------  -------------

Total investment return (c).............        11.96 %(b)     10.43%     11.31%        13.46%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   1,174     $   2,627   $   2,455     $   1,693
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.63 %(a)      0.67%      0.49%         0.29%(a)
  Without expense reductions............         0.63 %(a)      0.58%      0.41%         0.23%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.52 %(a)      1.38%      1.37%         1.52%(a)
  Without expense reductions............         1.52 %(a)      1.47%      1.45%         1.58%(a)
Portfolio turnover rate++++.............           34 %(a)        92%        80%          113%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                         NOTES TO FINANCIAL STATEMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Worldwide Growth Fund (the "Fund" formerly, GT Global Worldwide Growth
Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series ). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counter party is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of approximately $9,461,607 were on loan to brokers. The loans were secured by cash collateral of $9,905,382, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $60,268.

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $12,876,000 with a weighted average interest rate of 6.24%. Interest expense for the period ended June 30, 1998 was $2,230, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales were made. For the period ended June 30, 1998, AIM Distributors and GT Global retained $331 and $2,657, respectively, of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. No CDSC's were collected for Class A for the period ended June 30, 1998. AIM

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $9,640 and $103,837, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Fund. Under the Class A Plan, the Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes,interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $19,806,884 and $43,210,209, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 1998               YEAR ENDED
                                                                        (UNAUDITED)             DECEMBER 31, 1997
                                                                 -------------------------  -------------------------
CLASS A                                                            SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................    9,222,918  $143,043,076    9,536,130  $163,326,296
Shares issued in connection with reinvestment of
  distributions................................................           --            --    1,372,411    19,227,529
                                                                 -----------  ------------  -----------  ------------
                                                                   9,222,918   143,043,076   10,908,541   182,553,825
Shares repurchased.............................................  (10,488,575) (163,123,097) (11,147,719) (193,303,890)
                                                                 -----------  ------------  -----------  ------------
Net decrease...................................................   (1,265,657) $(20,080,021)    (239,178) $(10,750,065)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

CLASS B
---------------------------------------------------------------
Shares sold....................................................    2,281,310  $ 33,570,859    1,034,341  $ 17,020,574
Shares issued in connection with reinvestment of
  distributions................................................           --            --      688,809     9,238,884
                                                                 -----------  ------------  -----------  ------------
                                                                   2,281,310    33,570,859    1,723,150    26,259,458
Shares repurchased.............................................   (2,819,573)  (41,571,005)  (1,675,941)  (28,047,548)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................     (538,263) $ (8,000,146)      47,209  $ (1,788,090)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------
ADVISOR CLASS
---------------------------------------------------------------
Shares sold....................................................    1,898,297  $ 29,616,467    1,924,783  $ 34,438,694
Shares issued in connection with reinvestment of
  distributions................................................           --            --       25,931       366,391
                                                                 -----------  ------------  -----------  ------------
                                                                   1,898,297    29,616,467    1,950,714    34,805,085
Shares repurchased.............................................   (2,008,114)  (31,527,793)  (1,914,043)  (34,788,806)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................     (109,817) $ (1,911,326)      36,671  $     16,279
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

5 EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period ended June 30, 1998, the Fund's expenses were reduced by $2,929 under these arrangements.

                         GT GLOBAL WORLDWIDE GROWTH FUND

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Worldwide Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimated made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Worldwide Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                        GT GLOBAL WORLDWIDE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (26.9%)
  Student Loan Marketing Association ........................   US             31,800   $  4,424,175         2.9
    OTHER FINANCIAL
  Citicorp ..................................................   US             31,600      3,995,420         2.6
    BANKS-MONEY CENTER
  Travelers Group, Inc. .....................................   US             70,500      3,798,187         2.5
    INSURANCE - MULTI-LINE
  Chase Manhattan Corp. .....................................   US             33,500      3,668,250         2.4
    BANKS-MONEY CENTER
  HSBC Holdings PLC .........................................   HK            104,000      2,563,593         1.7
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ..................   UK            235,000      2,365,435         1.6
    INSURANCE - MULTI-LINE
  Australia & New Zealand Banking Group Ltd. ................   AUSL          350,000      2,312,203         1.5
    BANKS-REGIONAL
  Nordbanken Holding AB-/- ..................................   SWDN          398,006      2,251,426         1.5
    OTHER FINANCIAL
  Schroders PLC .............................................   UK             70,000      2,198,851         1.5
    BANKS-MONEY CENTER
  ING Groep N.V. ............................................   NETH           47,300      1,992,610         1.3
    OTHER FINANCIAL
  ForeningsSparbanken AB ....................................   SWDN           84,560      1,922,932         1.3
    BANKS-REGIONAL
  State Bank of India Ltd. - GDR{\/} ........................   IND           103,400      1,848,275         1.2
    BANKS-REGIONAL
  Lloyds TSB Group PLC ......................................   UK            139,000      1,796,273         1.2
    BANKS-REGIONAL
  Old Mutual South Africa Trust PLC .........................   UK            971,000      1,550,571         1.0
    REAL ESTATE INVESTMENT TRUST
  Nichiei Co., Ltd. .........................................   JPN            10,400      1,107,739         0.7
    OTHER FINANCIAL
  Union Bank of Switzerland - Bearer ........................   SWTZ              588        850,237         0.6
    BANKS-MONEY CENTER
  United Overseas Bank Ltd. - Foreign .......................   SING          152,000        844,444         0.6
    BANKS-MONEY CENTER
  PSIL Bangkok Bank Co., Ltd. (Entitlement
   Certificates){\/}{=} .....................................   THAI          249,000        458,160         0.3
    OTHER FINANCIAL
  Kookmin Bank ..............................................   KOR            62,644        330,775         0.2
    BANKS-MONEY CENTER
  Abbey National PLC ........................................   UK             12,644        226,512         0.2
    BANKS-SUPER REGIONAL
  Kokusai Securities Co., Ltd. ..............................   JPN            23,000        160,383         0.1
    INVESTMENT MANAGEMENT
  Bank Inicjatyw Gospodarczych BIG S.A. - GDR{\/} ...........   POL             3,066         46,757          --
    BANKS-REGIONAL
                                                                                        ------------
                                                                                          40,713,208
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (23.2%)
  Federated Department Stores, Inc.-/- ......................   US             82,200   $  3,539,738         2.3
    RETAILERS-APPAREL
  Service Corporation International .........................   US             86,400      3,191,400         2.1
    CONSUMER SERVICES
  CVS Corp. .................................................   US             45,100      2,889,219         1.9
    RETAILERS-OTHER
  EMI Group PLC .............................................   UK            333,000      2,777,734         1.8
    LEISURE & TOURISM
  Woolworths Ltd. ...........................................   AUSL          813,000      2,717,239         1.8
    RETAILERS-OTHER
  Telecom Corporation of New Zealand Ltd. - ADR{\/} .........   NZ             68,000      2,635,000         1.7
    TELEPHONE NETWORKS
  EMAP PLC ..................................................   UK            158,000      2,354,433         1.6
    BROADCASTING & PUBLISHING
  Telecom Italia SpA ........................................   ITLY          308,900      1,977,100         1.3
    TELEPHONE NETWORKS
  Reuters Holdings PLC ......................................   UK            179,000      1,954,598         1.3
    BROADCASTING & PUBLISHING
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           16,300      1,897,931         1.3
    TELEPHONE NETWORKS
  Koninklijke Ahold N.V. ....................................   NETH           70,359      1,836,026         1.2
    RETAILERS-FOOD
  Telecel - Comunicacaoes Pessoais S.A.-/- ..................   PORT           16,716      1,781,526         1.2
    WIRELESS COMMUNICATIONS
  SPT Telecom-/- ............................................   CZCH           15,100      1,616,328         1.1
    TELEPHONE NETWORKS
  Portugal Telecom S.A. - Registered ........................   PORT           33,450      1,552,516         1.0
    TELEPHONE NETWORKS
  Ezaki Glico Co., Ltd. .....................................   JPN           150,000        968,966         0.6
    RETAILERS-FOOD
  Vodafone Group PLC ........................................   UK            113,586        818,789         0.5
    WIRELESS COMMUNICATIONS
  Telstra Corp. Ltd.-/- .....................................   AUSL          333,100        703,136         0.5
    TELEPHONE NETWORKS
                                                                                        ------------
                                                                                          35,211,679
                                                                                        ------------
Health Care (10.3%)
  Bristol Myers Squibb Co. ..................................   US             37,300      3,529,513         2.3
    PHARMACEUTICALS
  Warner-Lambert Co. ........................................   US             23,800      2,951,200         1.9
    PHARMACEUTICALS
  Roche Holding AG ..........................................   SWTZ              239      2,373,473         1.6
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK             55,400      2,057,714         1.4
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ....................   HGRY           15,800      1,815,025         1.2
    PHARMACEUTICALS
  Schering AG ...............................................   GER            16,580      1,599,461         1.1
    PHARMACEUTICALS

    The accompanying notes are an integral part of the financial statements.

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (Continued)
  Takeda Chemical Industries ................................   JPN            40,000   $  1,140,230         0.8
    PHARMACEUTICALS
  M.L. Laboratories PLC-/- ..................................   UK              1,091          1,478          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          15,468,094
                                                                                        ------------
Materials/Basic Industry (8.3%)
  Monsanto Co. ..............................................   US             67,900      2,851,800         1.9
    CHEMICALS
  Hercules, Inc. ............................................   US             54,000      2,703,375         1.8
    CHEMICALS
  Imperial Chemical Industries PLC - ADR{\/} ................   UK             35,300      2,292,294         1.5
    CHEMICALS
  Akzo Nobel N.V. ...........................................   NETH           11,290      1,947,013         1.3
    CHEMICALS
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           285,600      1,398,265         0.9
    PAPER/PACKAGING
  CRH PLC ...................................................   UK            114,500      1,325,493         0.9
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          12,518,240
                                                                                        ------------
Energy (6.1%)
  Petroleo Brasileiro S.A. (Petrobras) - ADR{\/} ............   BRZL          138,200      3,299,525         2.2
    GAS PRODUCTION & DISTRIBUTION
  Petroleum Geo-Services ASA-/- .............................   NOR            31,920      2,010,692         1.3
    ENERGY EQUIPMENT & SERVICES
  Shell Transport & Trading Co., PLC ........................   UK            265,000      1,914,614         1.3
    OIL
  Total S.A. "B" ............................................   FR             17,380      1,891,485         1.3
    OIL
                                                                                        ------------
                                                                                           9,116,316
                                                                                        ------------
Technology (5.2%)
  Compaq Computer Corp.-/- ..................................   US             60,000      3,386,250         2.2
    COMPUTERS & PERIPHERALS
  Intel Corp. ...............................................   US             44,500      3,126,125         2.1
    SEMICONDUCTORS
  Texas Instruments, Inc. ...................................   US             31,144      1,401,480         0.9
    SEMICONDUCTORS
                                                                                        ------------
                                                                                           7,913,855
                                                                                        ------------
Capital Goods (4.0%)
  Textron, Inc. .............................................   US             43,800      2,737,500         1.8
    AEROSPACE/DEFENSE
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             15,440      1,962,549         1.3
    TELECOM EQUIPMENT
  Canon, Inc. ...............................................   JPN            60,000      1,397,701         0.9
    OFFICE EQUIPMENT
                                                                                        ------------
                                                                                           6,097,750
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (3.5%)
  Futuris Corp., Ltd. .......................................   AUSL        2,000,000   $  2,189,068         1.4
    AUTO PARTS
  Ford Motor Co. ............................................   US             36,200      1,762,488         1.2
    AUTOMOBILES
  Bridgestone Corp. .........................................   JPN            65,000      1,409,579         0.9
    AUTO PARTS
                                                                                        ------------
                                                                                           5,361,135
                                                                                        ------------
Consumer Non-Durables (3.4%)
  RJR Nabisco Holdings Corp. ................................   US             73,300      2,748,750         1.8
    TOBACCO
  Asahi Breweries Ltd. ......................................   JPN            95,000      1,383,142         0.9
    BEVERAGES - ALCOHOLIC
  Amway Japan Ltd. ..........................................   JPN            55,400      1,061,303         0.7
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           5,193,195
                                                                                        ------------
Multi-Industry/Miscellaneous (1.2%)
  Shanghai Industrial Holdings Ltd. .........................   HK            490,000      1,821,256         1.2
    MULTI-INDUSTRY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $124,048,794) ................                            139,414,728        92.1
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Co., due
   January 2, 1998, for an effective yield of 5.80%,
   collateralized by $11,755,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $11,766,026,
   including accrued interest). (cost $11,535,000) ..........                             11,535,000         7.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $135,583,794)  * ....................                            150,949,728        99.7
Other Assets and Liabilities ................................                                457,079         0.3
                                                                                        ------------       -----

NET ASSETS ..................................................                           $151,406,807       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {=} Each share of Entitlement Certificates represents one local share of PSIL Bangkok Bank Co., Ltd.
          * For Federal income tax purposes, cost is $136,039,555 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  21,802,933
                 Unrealized depreciation:            (6,892,760)
                                                  -------------
                 Net unrealized appreciation:     $  14,910,173
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Australia (AUSL/AUD) .................    5.2                      5.2
Brazil (BRZL/BRL) ....................    3.5                      3.5
Czech Republic (CZCH/CSK) ............    1.1                      1.1
France (FR/FRF) ......................    2.6                      2.6
Germany (GER/DEM) ....................    1.1                      1.1
Hong Kong (HK/HKD) ...................    2.9                      2.9
Hungary (HGRY/HUF) ...................    1.2                      1.2
India (IND/INR) ......................    1.2                      1.2
Italy (ITLY/ITL) .....................    1.3                      1.3
Japan (JPN/JPY) ......................    5.6                      5.6
Korea (KOR/KRW) ......................    0.2                      0.2
Mexico (MEX/MXN) .....................    0.9                      0.9
Netherlands (NETH/NLG) ...............    3.8                      3.8
New Zealand (NZ/NZD) .................    1.7                      1.7
Norway (NOR/NOK) .....................    1.3                      1.3
Portugal (PORT/PTE) ..................    2.2                      2.2
Singapore (SING/SGD) .................    0.6                      0.6
Sweden (SWDN/SEK) ....................    2.8                      2.8
Switzerland (SWTZ/CHF) ...............    2.2                      2.2
Thailand (THAI/THB) ..................    0.3                      0.3
United Kingdom (UK/GBP) ..............   15.8                     15.8
United States (US/USD) ...............   34.6         7.9         42.5
                                        ------      -----        -----
Total  ...............................   92.1         7.9        100.0
                                        ------      -----        -----
                                        ------      -----        -----

--------------

{d}  Percentages indicated are based on net assets of $151,406,807.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                            MARKET
                                            VALUE
                                            (U.S.      CONTRACT   DELIVERY APPRECIATION
CONTRACTS TO BUY:                          DOLLARS)      PRICE     DATE    (DEPRECIATION)
----------------------------------------  ----------   ---------  -------  -------------
Deutsche Marks..........................     613,677     1.76130  2/27/98   $   (10,861)
                                          ----------                       -------------
  Total Contracts to Buy (Payable amount
   $624,538)............................     613,677                            (10,861)
                                          ----------                       -------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 0.41%


CONTRACTS TO SELL:
----------------------------------------
British Pounds..........................   1,476,511     0.61245  1/20/98   $    (6,991)
British Pounds..........................   1,476,511     0.60002  1/20/98        23,429
Deutsche Marks..........................   1,729,455     1.73540  2/27/98        56,876
French Francs...........................   2,830,938     5.72800   2/6/98       136,939
Japanese Yen............................   2,310,962   118.82300   2/4/98       213,801
Japanese Yen............................   4,318,711   122.20000  2/12/98       263,940
Swiss Francs............................   1,174,569     1.42180  3/19/98        21,099
                                          ----------                       -------------
  Total Contracts to Sell (Receivable
   amount $16,026,750)..................  15,317,657                            709,093
                                          ----------                       -------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 10.12%
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                    $   698,232
                                                                           -------------
                                                                           -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                        GT GLOBAL WORLDWIDE GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $135,583,794) (Note 1)..........................  $150,949,728
  U.S. currency..................................................................  $      48
  Foreign currencies (cost $1,578,009)...........................................  1,536,226    1,536,274
                                                                                   ---------
  Receivable for Fund shares sold...........................................................    1,036,495
  Receivable for open forward foreign currency contracts, net (Note 1)......................      698,232
  Dividends and dividend withholding tax reclaims receivable................................      221,497
  Receivable for securities sold............................................................      194,078
  Interest receivable.......................................................................        1,858
  Miscellaneous receivable..................................................................          646
                                                                                              -----------
    Total assets............................................................................  154,638,808
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................    2,788,587
  Payable for investment management and administration fees (Note 2)........................      121,861
  Payable for printing and postage expenses.................................................       96,022
  Payable for transfer agent fees (Note 2)..................................................       89,810
  Payable for service and distribution expenses (Note 2)....................................       67,726
  Payable for professional fees.............................................................       37,204
  Payable for custodian fees................................................................       12,019
  Payable for Trustees' fees and expenses (Note 2)..........................................        6,727
  Payable for registration and filing fees..................................................        5,626
  Payable for fund accounting fees (Note 2).................................................        1,924
  Other accrued expenses....................................................................        4,495
                                                                                              -----------
    Total liabilities.......................................................................    3,232,001
                                                                                              -----------
Net assets..................................................................................  $151,406,807
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($103,769,443 DIVIDED BY 7,275,753 shares
 outstanding)...............................................................................  $     14.26
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $14.26) *....................................  $     14.97
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($45,009,871 DIVIDED BY 3,300,587 shares
 outstanding)...............................................................................  $     13.64
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($2,627,493
 DIVIDED BY 182,671 shares outstanding).....................................................  $     14.38
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $133,904,092
  Undistributed net investment income.......................................................       95,296
  Accumulated net realized gain on investments and foreign currency transactions............    1,383,082
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................      658,403
  Net unrealized appreciation of investments................................................   15,365,934
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $151,406,807
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                        GT GLOBAL WORLDWIDE GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $275,397)..............................  $ 2,764,013
  Interest income...........................................................................      645,128
                                                                                              -----------
    Total investment income.................................................................    3,409,141
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    1,619,691
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   400,318
    Class B....................................................................      496,417      896,735
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................      455,298
  Custodian fees............................................................................      111,017
  Printing and postage expenses (Note 2)....................................................       63,005
  Registration and filing fees..............................................................       53,920
  Audit fees................................................................................       47,254
  Fund accounting fees......................................................................       41,680
  Legal fees................................................................................       29,476
  Trustees' fees and expenses (Note 2)......................................................       13,218
  Other expenses (Note 1)...................................................................       12,217
                                                                                              -----------
    Total expenses before reductions........................................................    3,343,511
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (146,965)
                                                                                              -----------
    Total net expenses......................................................................    3,196,546
                                                                                              -----------
Net investment income.......................................................................      212,595
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   25,979,995
  Net realized gain on foreign currency transactions...........................    2,164,063
                                                                                 -----------
    Net realized gain during the year.......................................................   28,144,058
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies...........................................      162,616
  Net change in unrealized appreciation of investments.........................  (11,824,112)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (11,661,496)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   16,482,562
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $16,695,157
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                        GT GLOBAL WORLDWIDE GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................   $   212,595    $   (81,643)
  Net realized gain on investments and foreign currency transactions.......    28,144,058     21,499,978
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................       162,616        111,081
  Net change in unrealized appreciation (depreciation) of investments......   (11,824,112)    (1,481,639)
                                                                             -------------  -------------
    Net increase in net assets resulting from operations...................    16,695,157     20,047,777
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................      (109,138)            --
  From net realized gain on investments....................................   (22,666,381)   (13,087,564)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................   (10,444,406)    (5,727,628)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................        (8,161)            --
  From net realized gain on investments....................................      (358,231)      (175,598)
                                                                             -------------  -------------
    Total distributions....................................................   (33,586,317)   (18,990,790)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   243,618,368    290,210,249
  Decrease from capital shares repurchased.................................  (256,140,244)  (314,217,462)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................   (12,521,876)   (24,007,213)
                                                                             -------------  -------------
Total decrease in net assets...............................................   (29,413,036)   (22,950,226)
Net assets:
  Beginning of year........................................................   180,819,843    203,770,069
                                                                             -------------  -------------
  End of year *............................................................   $151,406,807   $180,819,843
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................   $    95,296    $        --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                        GT GLOBAL WORLDWIDE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                             1997      1996 (D)    1995 (D)      1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.71   $   16.82   $   15.53   $   17.47   $   14.47
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.05        0.03          --          --        0.04
  Net realized and unrealized gain
   (loss) on investments................       1.55        1.79        1.74       (1.16)       3.92
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.60        1.82        1.74       (1.16)       3.96
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.02)         --          --          --          --
  From net realized gain on
   investments..........................      (4.03)      (1.93)      (0.45)      (0.78)      (0.96)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (4.05)      (1.93)      (0.45)      (0.78)      (0.96)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   14.26   $   16.71   $   16.82   $   15.53   $   17.47
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      10.00%      10.92%      11.23%      (6.65)%      27.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 103,769   $ 125,556   $ 145,982   $ 182,467   $ 193,997
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.32%       0.14%      (0.06)%     (0.01)%       0.9%
  Without expense reductions............       0.23%       0.06%      (0.12)%     (0.04)%       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.73%       1.72%       1.87%       1.81%        1.9%
  Without expense reductions............       1.82%       1.80%       1.93%       1.84%        N/A
Portfolio turnover rate++++.............         92%         80%        113%         86%         92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0288   $  0.0263         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                        GT GLOBAL WORLDWIDE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                             1997      1996 (D)    1995 (D)      1994       1993 (D)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.23   $   16.50   $   15.34   $   17.39     $   15.67
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.05)      (0.09)      (0.12)      (0.11)        (0.04)
  Net realized and unrealized gain
   (loss) on investments................       1.49        1.75        1.73       (1.16)         2.72
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       1.44        1.66        1.61       (1.27)         2.68
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --          --          --            --
  From net realized gain on
   investments..........................      (4.03)      (1.93)      (0.45)      (0.78)        (0.96)
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (4.03)      (1.93)      (0.45)      (0.78)        (0.96)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   13.64   $   16.23   $   16.50   $   15.34     $   17.39
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............       9.22%      10.16%      10.52%      (7.32)%        17.3%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  45,010   $  52,809   $  56,095   $  52,567     $  20,592
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.33)%     (0.51)%     (0.71)%     (0.66)%        (0.4)%(a)
  Without expense reductions............      (0.42)%     (0.59)%     (0.77)%     (0.69)%         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.38%       2.37%       2.52%       2.46%          2.5%(a)
  Without expense reductions............       2.47%       2.45%       2.58%       2.49%          N/A
Portfolio turnover rate++++.............         92%         80%        113%         86%           92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0288   $  0.0263         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                        GT GLOBAL WORLDWIDE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                       ADVISOR CLASS+++
                                          -------------------------------------------
                                                                        JUNE 1, 1995
                                            YEAR ENDED DECEMBER 31,          TO
                                          ----------------------------  DECEMBER 31,
                                              1997         1996 (D)       1995 (D)
                                          -------------  -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   16.81      $   16.86      $   15.26
                                          -------------  -------------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.12           0.09           0.03
  Net realized and unrealized gain
   (loss) on investments................         1.57           1.79           2.02
                                          -------------  -------------  -------------
    Net increase (decrease) from
     investment operations..............         1.69           1.88           2.05
                                          -------------  -------------  -------------
Distributions to shareholders:
  From net investment income............        (0.09)            --             --
  From net realized gain on
   investments..........................        (4.03)         (1.93)         (0.45)
                                          -------------  -------------  -------------
    Total distributions.................        (4.12)         (1.93)         (0.45)
                                          -------------  -------------  -------------
Net asset value, end of period..........    $   14.38      $   16.81      $   16.86
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------

Total investment return (c).............        10.43%         11.31%         13.46%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   2,627      $   2,455      $   1,693
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................         0.67%          0.49%          0.29%(a)
  Without expense reductions............         0.58%          0.41%          0.23%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.38%          1.37%          1.52%(a)
  Without expense reductions............         1.47%          1.45%          1.58%(a)
Portfolio turnover rate++++.............           92%            80%           113%
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0288      $  0.0263            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                        GT GLOBAL WORLDWIDE GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Worldwide Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss

                        GT GLOBAL WORLDWIDE GROWTH FUND

equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counter party is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of approximately $12,659,388 were on loan to brokers. The loans were secured by cash collateral of $13,106,152, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1997, the Fund received securities lending fees of $137,889 which were used to reduce the Fund's custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

                        GT GLOBAL WORLDWIDE GROWTH FUND

(J) DISTRIBUTION TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with the BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the year ended December 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $2,000,000 with a weighted average interest rate of 6.44%. Interest expense for the year ended December 31, 1997 was $1,431, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $8,456 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $3,645 for the year ended December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $272,024. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

                        GT GLOBAL WORLDWIDE GROWTH FUND

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's Expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.
3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $138,743,808 and $176,373,627, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.
4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:
                           CAPITAL SHARE TRANSACTIONS

                                                                          YEAR ENDED                YEAR ENDED
                                                                      DECEMBER 31, 1997         DECEMBER 31, 1996
                                                                   ------------------------  ------------------------
CLASS A                                                              SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------  ----------  ------------  ----------  ------------
Shares sold......................................................   9,536,130  $163,326,296  14,357,786  $250,471,583
Shares issued in connection with reinvestment of distributions...   1,372,411    19,227,529     670,053    11,082,654
                                                                   ----------  ------------  ----------  ------------
                                                                   10,908,541   182,553,825  15,027,839   261,554,237
Shares repurchased...............................................  (11,147,719) (193,303,890) (16,192,391) (283,412,820)
                                                                   ----------  ------------  ----------  ------------
Net decrease.....................................................    (239,178) $(10,750,065) (1,164,552) $(21,858,583)
                                                                   ----------  ------------  ----------  ------------
                                                                   ----------  ------------  ----------  ------------
                                                                          YEAR ENDED                YEAR ENDED
                                                                      DECEMBER 31, 1997         DECEMBER 31, 1996
                                                                   ------------------------  ------------------------
CLASS B                                                              SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------  ----------  ------------  ----------  ------------
Shares sold......................................................   1,034,341  $ 17,020,574     854,412  $ 14,531,361
Shares issued in connection with reinvestment of distributions...     688,809     9,238,884     308,538     4,961,416
                                                                   ----------  ------------  ----------  ------------
                                                                    1,723,150    26,259,458   1,162,950    19,492,777
Shares repurchased...............................................  (1,675,941)  (28,047,548) (1,309,880)  (22,330,821)
                                                                   ----------  ------------  ----------  ------------
Net increase (decrease)..........................................      47,209  $ (1,788,090)   (146,930) $ (2,838,044)
                                                                   ----------  ------------  ----------  ------------
                                                                   ----------  ------------  ----------  ------------

                                                                          YEAR ENDED                YEAR ENDED
                                                                      DECEMBER 31, 1997         DECEMBER 31, 1996
                                                                   ------------------------  ------------------------
ADVISOR CLASS                                                        SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------  ----------  ------------  ----------  ------------
Shares sold......................................................   1,924,783  $ 34,438,694     521,049  $  8,987,637
Shares issued in connection with reinvestment of distributions...      25,931       366,391      10,546       175,598
                                                                   ----------  ------------  ----------  ------------
                                                                    1,950,714    34,805,085     531,595     9,163,235
Shares repurchased...............................................  (1,914,043)  (34,788,806)   (485,979)   (8,473,821)
                                                                   ----------  ------------  ----------  ------------
Net increase.....................................................      36,671  $     16,279      45,616  $    689,414
                                                                   ----------  ------------  ----------  ------------
                                                                   ----------  ------------  ----------  ------------

                        GT GLOBAL WORLDWIDE GROWTH FUND

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $9,076 under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended December 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.2723 per share (representing an approximate total of $2,266,869). The total amount of taxes paid by the Fund to such countries was approximately $.0331 per share (representing an approximate total of $275,397).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $22,856,473 as a capital gain dividend for the fiscal year ended December 31, 1997.

Pursuant to Section 854 of the Internal Revenue Code, the Fund designates 5.14% of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Fund as income qualifying for the dividends received deduction for corporations for the fiscal year ended December 31, 1997.

                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (39.7%)
  Insight Enterprises, Inc.-/- ...............................   US             19,800   $   792,000         2.2
    RETAILERS-OTHER
  DM Management Co.-/- .......................................   US             20,500       735,437         2.1
    RETAILERS-APPAREL
  Service Experts, Inc.-/- ...................................   US             20,100       693,450         2.0
    CONSUMER SERVICES
  Lason Holdings, Inc.-/- ....................................   US             12,500       681,250         1.9
    CONSUMER SERVICES
  Iron Mountain, Inc.-/- .....................................   US             14,700       657,825         1.9
    BUSINESS & PUBLIC SERVICES
  American Disposal Services, Inc.-/- ........................   US             14,000       656,250         1.9
    BUSINESS & PUBLIC SERVICES
  HA-LO Industries, Inc.-/- ..................................   US             18,900       588,263         1.7
    CONSUMER SERVICES
  Personnel Group of America, Inc.-/- ........................   US             27,300       546,000         1.5
    BUSINESS & PUBLIC SERVICES
  Eastern Environmental Services, Inc.-/- ....................   US             15,400       523,600         1.5
    CONSUMER SERVICES
  Central Parking Corp. ......................................   US             10,400       473,200         1.3
    CONSUMER SERVICES
  Comfort Systems USA, Inc.-/- ...............................   US             20,200       472,175         1.3
    BUSINESS & PUBLIC SERVICES
  99 Cents Only Stores-/- ....................................   US             11,100       460,650         1.3
    RETAILERS-OTHER
  ITT Educational Services, Inc.-/- ..........................   US             12,400       399,900         1.1
    CONSUMER SERVICES
  United Rentals, Inc.-/- ....................................   US              9,300       390,600         1.1
    BUSINESS & PUBLIC SERVICES
  Hagler Bailly, Inc.-/- .....................................   US             14,900       385,538         1.1
    BUSINESS & PUBLIC SERVICES
  Expeditors International of Washington, Inc. ...............   US              8,400       369,600         1.0
    TRANSPORTATION - SHIPPING
  Superior Services, Inc.-/- .................................   US             12,100       363,756         1.0
    CONSUMER SERVICES
  Cornell Corrections, Inc.-/- ...............................   US             16,300       342,300         1.0
    BUSINESS & PUBLIC SERVICES
  Fairfield Communities, Inc.-/- .............................   US             17,800       341,537         1.0
    LEISURE & TOURISM
  ResortQuest International, Inc.-/- .........................   US             20,400       332,775         0.9
    LEISURE & TOURISM
  United Road Services, Inc.-/- ..............................   US             15,800       302,175         0.9
    CONSUMER SERVICES
  Execustay Corp.-/- .........................................   US             21,900       257,325         0.7
    LEISURE & TOURISM
  Championship Auto Racing Teams, Inc.-/- ....................   US             13,900       253,675         0.7
    LEISURE & TOURISM
  Cox Radio, Inc.-/- .........................................   US              5,700       246,525         0.7
    BUSINESS & PUBLIC SERVICES

    The accompanying notes are an integral part of the financial statements.

                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (Continued)
  Duane Reade, Inc.-/- .......................................   US              8,100   $   243,000         0.7
    RETAILERS-OTHER
  Lamar Advertising Co.-/- ...................................   US              6,500       233,188         0.7
    BROADCASTING & PUBLISHING
  Ambassadors International, Inc.-/- .........................   US              7,300       221,281         0.6
    LEISURE & TOURISM
  CompX International, Inc.-/- ...............................   US             10,200       220,575         0.6
    BUSINESS & PUBLIC SERVICES
  Industrial Distribution Group, Inc.-/- .....................   US             13,200       204,600         0.6
    WHOLESALE & INTERNATIONAL TRADE
  e.spire Communications, Inc.-/- ............................   US              8,700       196,294         0.6
    TELEPHONE NETWORKS
  CORT Business Services Corp.-/- ............................   US              5,900       185,850         0.5
    BUSINESS & PUBLIC SERVICES
  Vistana, Inc.-/- ...........................................   US              9,500       174,563         0.5
    LEISURE & TOURISM
  Jevic Transportation, Inc.-/- ..............................   US             15,200       172,900         0.5
    TRANSPORTATION - SHIPPING
  Metzler Group, Inc.-/- .....................................   US              4,500       164,813         0.5
    BUSINESS & PUBLIC SERVICES
  Restoration Hardware, Inc.-/- ..............................   US              6,100       153,263         0.4
    RETAILERS-OTHER
  Blue Rhino Corp.-/- ........................................   US              8,200       143,500         0.4
    RETAILERS-OTHER
  Sunglass Hut International, Inc.-/- ........................   US             12,700       140,494         0.4
    RETAILERS-APPAREL
  Cavanaughs Hospitality Corp.-/- ............................   US              9,700       126,706         0.4
    LEISURE & TOURISM
  Waste Connections, Inc.-/- .................................   US              6,200       123,225         0.3
    CONSUMER SERVICES
  ACSYS, Inc.-/- .............................................   US              6,400        88,000         0.2
    BUSINESS & PUBLIC SERVICES
                                                                                         -----------
                                                                                          14,058,058
                                                                                         -----------
Technology (16.6%)
  Software AG Systems, Inc.-/- ...............................   US             21,200       620,100         1.8
    SOFTWARE
  Metro Information Services, Inc.-/- ........................   US             12,400       485,150         1.4
    COMPUTERS & PERIPHERALS
  Atlantic Data Services, Inc.-/- ............................   US             24,000       460,500         1.3
    COMPUTERS & PERIPHERALS
  Computer Management Sciences, Inc.-/- ......................   US             16,200       384,750         1.1
    COMPUTERS & PERIPHERALS
  Roper Industries, Inc. .....................................   US             13,900       363,138         1.0
    INSTRUMENTATION & TEST
  Data Processing Resources Corp.-/- .........................   US             11,000       341,687         1.0
    COMPUTERS & PERIPHERALS
  AnswerThink Consulting Group, Inc.-/- ......................   US             15,800       339,700         1.0
    COMPUTERS & PERIPHERALS

    The accompanying notes are an integral part of the financial statements.

                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Technology (Continued)
  Platinum Technology, Inc.-/- ...............................   US              9,800   $   279,913         0.8
    SOFTWARE
  MAPICS, Inc.-/- ............................................   US             13,300       261,844         0.7
    SOFTWARE
  Platinum Software Corp.-/- .................................   US             10,100       246,188         0.7
    SOFTWARE
  Excel Switching Corp.-/- ...................................   US              9,400       233,825         0.7
    TELECOM TECHNOLOGY
  Cotelligent Group, Inc.-/- .................................   US              9,700       226,737         0.6
    COMPUTERS & PERIPHERALS
  Concord Communications, Inc.-/- ............................   US              8,200       209,612         0.6
    SOFTWARE
  Analysts International Corp. ...............................   US              6,850       194,369         0.6
    COMPUTERS & PERIPHERALS
  SPR, Inc.-/- ...............................................   US              6,000       186,750         0.5
    COMPUTERS & PERIPHERALS
  Fundtech Ltd.-/- {\/} ......................................   ISRL            8,525       160,909         0.5
    SOFTWARE
  JDA Software Group, Inc.-/- ................................   US              3,300       144,375         0.4
    SOFTWARE
  Documentum, Inc.-/- ........................................   US              2,900       139,200         0.4
    SOFTWARE
  BrightStar Information Technology Group, Inc.-/- ...........   US              9,500       131,812         0.4
    COMPUTERS & PERIPHERALS
  Aspen Technology, Inc.-/- ..................................   US              2,300       116,150         0.3
    SOFTWARE
  Pericom Semiconductor Corp.-/- .............................   US             15,400       105,875         0.3
    SEMICONDUCTORS
  Amkor Technology, Inc.-/- ..................................   US             10,800       100,912         0.3
    SEMICONDUCTORS
  Walker Interactive Systems, Inc.-/- ........................   US              3,700        54,575         0.2
    SOFTWARE
                                                                                         -----------
                                                                                           5,788,071
                                                                                         -----------
Health Care (15.7%)
  ESC Medical Systems Ltd.-/- {\/} ...........................   ISRL           15,000       506,250         1.4
    MEDICAL TECHNOLOGY & SUPPLIES
  ADAC Laboratories-/- .......................................   US             19,200       432,000         1.2
    HEALTH CARE SERVICES
  SEQUUS Pharmaceuticals, Inc.-/- ............................   US             36,300       412,913         1.2
    PHARMACEUTICALS
  PhyCor, Inc.-/- ............................................   US             24,800       410,750         1.2
    HEALTH CARE SERVICES
  Vertex Pharmaceuticals, Inc.-/- ............................   US             16,300       366,750         1.0
    PHARMACEUTICALS
  AmeriPath, Inc.-/- .........................................   US             30,900       365,006         1.0
    HEALTH CARE SERVICES
  Assisted Living Concepts, Inc.-/- ..........................   US             19,600       338,100         1.0
    HEALTH CARE SERVICES

    The accompanying notes are an integral part of the financial statements.

                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Health Care (Continued)
  CryoLife, Inc.-/- ..........................................   US             21,400   $   337,050         1.0
    BIOTECHNOLOGY
  Gilead Sciences, Inc.-/- ...................................   US             10,200       327,037         0.9
    BIOTECHNOLOGY
  AXYS Pharmaceuticals, Inc.-/- ..............................   US             44,100       314,212         0.9
    PHARMACEUTICALS
  Scios, Inc.-/- .............................................   US             35,200       312,400         0.9
    HEALTH CARE SERVICES
  COR Therapeutics, Inc.-/- ..................................   US             22,500       312,188         0.9
    BIOTECHNOLOGY
  Total Renal Care Holdings, Inc.-/- .........................   US              8,300       286,350         0.8
    HEALTH CARE SERVICES
  American Dental Partners, Inc.-/- ..........................   US             16,800       235,200         0.7
    HEALTH CARE SERVICES
  Barr Laboratories, Inc.-/- .................................   US              5,900       234,525         0.7
    PHARMACEUTICALS
  Symphonix Devices, Inc.-/- .................................   US             15,200       174,800         0.5
    HEALTH CARE SERVICES
  Physician Reliance Network, Inc.-/- ........................   US              6,200        70,913         0.2
    MEDICAL TECHNOLOGY & SUPPLIES
  Depotech Corp.-/- ..........................................   US             42,200        65,937         0.2
    PHARMACEUTICALS
                                                                                         -----------
                                                                                           5,502,381
                                                                                         -----------
Finance (7.4%)
  Metris Cos., Inc.-/- .......................................   US              6,700       427,125         1.2
    CONSUMER FINANCE
  Affiliated Managers Group, Inc.-/- .........................   US             10,600       393,525         1.1
    INVESTMENT MANAGEMENT
  Reinsurance Group of America, Inc. Non-voting-/- ...........   US              7,300       374,581         1.1
    INSURANCE-LIFE
  LaSalle Partners, Inc.-/- ..................................   US              7,300       324,850         0.9
    REAL ESTATE
  Correctional Properties Trust-/- ...........................   US             15,800       319,950         0.9
    REAL ESTATE INVESTMENT TRUST
  Annuity and Life Re (Holdings) Ltd.-/- .....................   US             11,000       243,375         0.7
    INSURANCE-LIFE
  Stirling Cooke Brown Holdings Ltd. .........................   US              8,000       225,000         0.6
    INSURANCE - PROPERTY-CASUALTY
  AmeriCredit Corp.-/- .......................................   US              5,200       185,575         0.5
    CONSUMER FINANCE
  American Capital Strategies Ltd. ...........................   US              6,600       150,975         0.4
    CONSUMER FINANCE
                                                                                         -----------
                                                                                           2,644,956
                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Energy (5.5%)
  Newfield Exploration Co.-/- ................................   US             29,600   $   736,300         2.1
    OIL
  Petsec Energy Ltd. - ADR-/- {\/} ...........................   AUSL           14,600       236,337         0.7
    OIL
  Cross Timbers Oil Co. ......................................   US             10,800       205,875         0.6
    OIL
  Dril-Quip, Inc.-/- .........................................   US              7,800       204,750         0.6
    ENERGY EQUIPMENT & SERVICES
  Mallon Resources Corp.-/- ..................................   US             16,800       201,600         0.6
    OIL
  Varco International, Inc.-/- ...............................   US              9,600       190,200         0.5
    ENERGY EQUIPMENT & SERVICES
  Hanover Compressor Co.-/- ..................................   US              5,000       135,313         0.4
    ENERGY EQUIPMENT & SERVICES
                                                                                         -----------
                                                                                           1,910,375
                                                                                         -----------
Materials/Basic Industry (4.9%)
  OM Group, Inc. .............................................   US             12,600       519,750         1.5
    METALS - NON-FERROUS
  Hawk Corp. "A"-/- ..........................................   US             21,100       371,888         1.1
    METALS - NON-FERROUS
  Gibraltar Steel Corp.-/- ...................................   US             16,100       330,050         0.9
    METALS - STEEL
  Cambrex Corp. ..............................................   US             10,400       273,000         0.8
    CHEMICALS
  CombiChem, Inc.-/- .........................................   US             33,000       228,937         0.6
    CHEMICALS
                                                                                         -----------
                                                                                           1,723,625
                                                                                         -----------
Capital Goods (4.8%)
  General Cable Corp. ........................................   US             28,700       828,712         2.4
    INDUSTRIAL COMPONENTS
  Knoll, Inc.-/- .............................................   US             14,800       436,600         1.2
    OFFICE EQUIPMENT
  LMI Aerospace, Inc.-/- .....................................   US             14,500       150,438         0.4
    AEROSPACE/DEFENSE
  Gradall Industries, Inc.-/- ................................   US             10,200       149,175         0.4
    MACHINERY & ENGINEERING
  Global Industries Ltd.-/- ..................................   US              8,100       136,687         0.4
    CONSTRUCTION
                                                                                         -----------
                                                                                           1,701,612
                                                                                         -----------
Consumer Durables (1.4%)
  Tower Automotive, Inc.-/- ..................................   US              7,800       334,425         0.9
    AUTO PARTS
  U.S. Home Corp.-/- .........................................   US              4,100       169,125         0.5
    HOUSING
                                                                                         -----------
                                                                                             503,550
                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Consumer Non-Durables (0.7%)
  Mail-Well, Inc.-/- .........................................   US             11,600   $   251,575         0.7
    OTHER CONSUMER GOODS
  Racing Champions Corp.-/- ..................................   US                700         8,181          --
    TOYS
                                                                                         -----------
                                                                                             259,756
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $31,159,540) ..................                            34,092,384        96.7
                                                                                         -----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co., due
   July 1, 1998, for an effective yield of 5.70%,
   collateralized by $2,560,000 U.S. Treasury Bills, 5.875%
   due 1/31/99 (market value of collateral is $2,627,200,
   including accrued interest). (cost $2,573,000)  ...........                             2,573,000         7.3
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $33,732,540)  * ......................                            36,665,384       104.0
Other Assets and Liabilities .................................                            (1,410,524)       (4.0)
                                                                                         -----------       -----

NET ASSETS ...................................................                           $35,254,860       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $33,817,496 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   4,542,875
                 Unrealized depreciation:            (1,694,987)
                                                  -------------
                 Net unrealized appreciation:     $   2,847,888
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                            AIM MID CAP GROWTH FUND
                (FORMERLY GT GLOBAL AMERICA MID CAP GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (49.2%)
  Outdoor Systems, Inc.-/- ..................................   US          1,203,780   $ 33,705,837         7.0
    BUSINESS & PUBLIC SERVICES
  Clear Channel Communications, Inc.-/- .....................   US            268,443     29,293,842         6.1
    BROADCASTING & PUBLISHING
  Snyder Communications, Inc.-/- ............................   US            614,600     27,042,400         5.6
    BUSINESS & PUBLIC SERVICES
  Hilton Hotels Corp. .......................................   US            709,800     20,229,300         4.2
    LEISURE & TOURISM
  Chancellor Media Corp.-/- .................................   US            340,500     16,907,953         3.5
    BROADCASTING & PUBLISHING
  Premier Parks, Inc.-/- ....................................   US            221,800     14,777,425         3.1
    LEISURE & TOURISM
  ServiceMaster Co. .........................................   US            320,200     12,187,613         2.5
    CONSUMER SERVICES
  Cablevision Systems Corp. "A"-/- ..........................   US            125,000     10,437,500         2.2
    CABLE TELEVISION
  Keane, Inc.-/- ............................................   US            182,100     10,197,600         2.1
    BUSINESS & PUBLIC SERVICES
  Central Parking Corp. .....................................   US            221,800     10,091,900         2.1
    CONSUMER SERVICES
  Young & Rubicam, Inc.-/- ..................................   US            308,200      9,862,400         2.0
    BUSINESS & PUBLIC SERVICES
  Cambridge Technology Partners, Inc.-/- ....................   US            164,500      8,985,813         1.9
    BUSINESS & PUBLIC SERVICES
  Univision Communications, Inc.-/- .........................   US            239,600      8,925,100         1.9
    BROADCASTING & PUBLISHING
  Lamar Advertising Co.-/- ..................................   US            217,100      7,788,463         1.6
    BUSINESS & PUBLIC SERVICES
  Personnel Group of America, Inc.-/- .......................   US            366,700      7,334,000         1.5
    BUSINESS & PUBLIC SERVICES
  Jacor Communications, Inc.-/- .............................   US             96,300      5,681,700         1.2
    BROADCASTING & PUBLISHING
  Paychex, Inc. .............................................   US             86,400      3,515,400         0.7
    BUSINESS & PUBLIC SERVICES
                                                                                        ------------
                                                                                         236,964,246
                                                                                        ------------
Technology (14.6%)
  Sterling Commerce, Inc.-/- ................................   US            327,700     15,893,450         3.3
    SOFTWARE
  Software AG Systems, Inc.-/- ..............................   US            400,000     11,700,000         2.4
    SOFTWARE
  Aspen Technology, Inc.-/- .................................   US            190,500      9,620,250         2.0
    SOFTWARE
  Platinum Technology, Inc.-/- ..............................   US            314,000      8,968,625         1.9
    SOFTWARE
  SunGard Data Systems, Inc.-/- .............................   US            229,000      8,787,875         1.8
    SOFTWARE
  Peoplesoft, Inc.-/- .......................................   US            177,500      8,342,500         1.7
    SOFTWARE

    The accompanying notes are an integral part of the financial statements.

                            AIM MID CAP GROWTH FUND
                (FORMERLY GT GLOBAL AMERICA MID CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (Continued)
  Ciena Corp.-/- ............................................   US            104,000   $  7,241,000         1.5
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                          70,553,700
                                                                                        ------------
Finance (13.0%)
  Golden State Bancorp, Inc.-/- .............................   US            381,300     11,343,675         2.4
    SAVINGS & LOANS
  C.I.T. Group, Inc. "A"-/- .................................   US            266,800     10,005,000         2.1
    OTHER FINANCIAL
  Exel Ltd. .................................................   US            120,500      9,376,406         1.9
    INSURANCE - PROPERTY-CASUALTY
  GreenPoint Financial Corp. ................................   US            249,200      9,376,150         1.9
    SAVINGS & LOANS
  Capital One Financial Corp. ...............................   US             68,200      8,469,588         1.8
    CONSUMER FINANCE
  Ace Ltd. ..................................................   US            183,100      7,140,900         1.5
    INSURANCE - PROPERTY-CASUALTY
  Heller Financial, Inc.-/- .................................   US            226,600      6,798,000         1.4
    OTHER FINANCIAL
                                                                                        ------------
                                                                                          62,509,719
                                                                                        ------------
Health Care (8.0%)
  Forest Laboratories, Inc. "A"-/- ..........................   US            268,000      9,581,000         2.0
    PHARMACEUTICALS
  Wellpoint Health Networks-/- ..............................   US            118,000      8,732,000         1.8
    HEALTH CARE SERVICES
  ALZA Corp.-/- .............................................   US            176,300      7,624,975         1.6
    PHARMACEUTICALS
  HBO & Co. .................................................   US            206,200      7,268,550         1.5
    HEALTH CARE SERVICES
  McKesson Corp. ............................................   US             68,100      5,533,125         1.1
    HEALTH CARE SERVICES
                                                                                        ------------
                                                                                          38,739,650
                                                                                        ------------
Consumer Non-Durables (6.7%)
  U.S. Foodservice-/- .......................................   US            553,400     19,403,588         4.0
    FOOD
  Suiza Foods Corp.-/- ......................................   US            170,500     10,176,719         2.1
    FOOD
  International Home Foods, Inc.-/- .........................   US            135,400      3,080,350         0.6
    FOOD
                                                                                        ------------
                                                                                          32,660,657
                                                                                        ------------
Materials/Basic Industry (5.4%)
  International Specialty Products, Inc.-/- .................   US            668,200     12,445,225         2.6
    CHEMICALS
  Millenium Chemicals, Inc. .................................   US            215,600      7,303,450         1.5
    CHEMICALS

    The accompanying notes are an integral part of the financial statements.

                            AIM MID CAP GROWTH FUND
                (FORMERLY GT GLOBAL AMERICA MID CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  Crompton & Knowles Corp. ..................................   US            250,700   $  6,314,506         1.3
    CHEMICALS
                                                                                        ------------
                                                                                          26,063,181
                                                                                        ------------
Energy (3.1%)
  J. Ray McDermott S.A.-/- ..................................   US            239,900      9,955,850         2.1
    ENERGY EQUIPMENT & SERVICES
  Anadarko Petroleum Corp. ..................................   US             75,300      5,059,219         1.0
    ENERGY SOURCES
                                                                                        ------------
                                                                                          15,015,069
                                                                                        ------------
Capital Goods (2.5%)
  U.S. Filter Corp.-/- ......................................   US            422,250     11,849,391         2.5
    ENVIRONMENTAL
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $397,646,938) ................                            494,355,613       102.5
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Golden State Bancorp. Litigation Warrants-/- (cost
   $2,296,744) ..............................................   US            381,300      2,025,656         0.4
    SAVINGS & LOANS
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $399,943,682)  * ....................                            496,381,269       102.9
Other Assets and Liabilities ................................                            (14,212,467)       (2.9)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $482,168,802       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $401,270,613 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  99,557,388
                 Unrealized depreciation:            (4,446,732)
                                                  -------------
                 Net unrealized appreciation:     $  95,110,656
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                     AIM AMERICA VALUE FUND - CONSOLIDATED
                    (FORMERLY GT GLOBAL AMERICA VALUE FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (33.1%)
  Exel Ltd. .................................................   US             10,900   $    848,156         2.9
    INSURANCE - PROPERTY-CASUALTY
  Chase Manhattan Corp. .....................................   US             10,150        766,325         2.6
    BANKS-MONEY CENTER
  Travelers Group, Inc. .....................................   US             12,150        736,594         2.5
    INSURANCE - MULTI-LINE
  Allstate Corp. ............................................   US              7,875        721,055         2.4
    INSURANCE - MULTI-LINE
  Fleet Financial Group, Inc. ...............................   US              8,600        718,100         2.4
    BANKS-SUPER REGIONAL
  SLM Holding Corp. .........................................   US             14,612        715,988         2.4
    OTHER FINANCIAL
  First Chicago NBD Corp. ...................................   US              8,000        709,000         2.4
    BANKS-REGIONAL
  Mellon Bank Corp. .........................................   US              9,700        675,363         2.3
    BANKS-REGIONAL
  Household International, Inc. .............................   US             13,500        671,625         2.3
    CONSUMER FINANCE
  BankAmerica Corp. .........................................   US              7,550        652,603         2.2
    BANKS-MONEY CENTER
  GreenPoint Financial Corp. ................................   US             16,000        602,000         2.0
    SAVINGS & LOANS
  NationsBank Corp. .........................................   US              7,700        589,050         2.0
    BANKS-REGIONAL
  Starwood Hotels & Resorts .................................   US              8,583        414,666         1.4
    REAL ESTATE INVESTMENT TRUST
  Citicorp ..................................................   US              2,400        358,200         1.2
    BANKS-MONEY CENTER
  Crescent Real Estate Equities Co. .........................   US             10,000        336,250         1.1
    REAL ESTATE INVESTMENT TRUST
  Felcor Suite Hotels, Inc. .................................   US              9,025        283,159         1.0
    REAL ESTATE INVESTMENT TRUST
                                                                                        ------------
                                                                                           9,798,134
                                                                                        ------------
Energy (17.1%)
  Texas Utilities Co. .......................................   US             17,900        745,088         2.5
    ELECTRICAL & GAS UTILITIES
  Mobil Corp. ...............................................   US              9,200        704,950         2.4
    OIL
  Unocal Corp. ..............................................   US             19,300        689,975         2.3
    OIL
  Atlantic Richfield Co. (ARCO) .............................   US              8,100        632,813         2.1
    OIL
  Anadarko Petroleum Corp. ..................................   US              9,200        618,125         2.1
    ENERGY SOURCES
  McDermott International, Inc. .............................   US             16,600        571,663         1.9
    ENERGY EQUIPMENT & SERVICES
  Pinnacle West Capital Corp. ...............................   US              9,625        433,125         1.5
    ELECTRICAL & GAS UTILITIES

    The accompanying notes are an integral part of the financial statements.

                     AIM AMERICA VALUE FUND - CONSOLIDATED
                    (FORMERLY GT GLOBAL AMERICA VALUE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Carolina Power & Light Co. ................................   US              9,000   $    390,375         1.3
    ELECTRICAL & GAS UTILITIES
  GPU, Inc. .................................................   US              7,825        295,883         1.0
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           5,081,997
                                                                                        ------------
Services (12.9%)
  Bell Atlantic Corp. .......................................   US             18,400        839,500         2.8
    TELEPHONE - REGIONAL/LOCAL
  Comcast Corp. 'A' .........................................   US             17,500        710,391         2.4
    CABLE TELEVISION
  Time Warner, Inc. .........................................   US              8,000        683,500         2.3
    BROADCASTING & PUBLISHING
  Federated Department Stores, Inc.-/- ......................   US             11,500        618,844         2.1
    RETAILERS-APPAREL
  The Limited, Inc. .........................................   US             14,825        491,078         1.7
    RETAILERS-APPAREL
  U.S. West, Inc. ...........................................   US             10,000        470,000         1.6
    TELEPHONE - REGIONAL/LOCAL
                                                                                        ------------
                                                                                           3,813,313
                                                                                        ------------
Materials/Basic Industry (12.4%)
  E.I. du Pont de Nemours & Company .........................   US              9,200        686,550         2.3
    CHEMICALS
  Owens Corning .............................................   US             16,200        661,163         2.2
    BUILDING MATERIALS & COMPONENTS
  Millenium Chemicals, Inc. .................................   US             18,500        626,688         2.1
    CHEMICALS
  Stone Container Corp. .....................................   US             38,600        603,125         2.0
    PAPER/PACKAGING
  Imperial Chemical Industries PLC - ADR{\/} ................   US              7,700        496,650         1.7
    CHEMICALS
  Crompton & Knowles Corp. ..................................   US             13,500        340,031         1.2
    CHEMICALS
  International Paper Co. ...................................   US              6,000        258,000         0.9
    PAPER/PACKAGING
                                                                                        ------------
                                                                                           3,672,207
                                                                                        ------------
Consumer Durables (7.1%)
  Ford Motor Co. ............................................   US             12,500        737,500         2.5
    AUTOMOBILES
  Lennar Corp. ..............................................   US             18,500        545,750         1.9
    HOUSING
  General Motors Corp. ......................................   US              6,600        440,963         1.5
    AUTOMOBILES
  Meritor Automotive, Inc. ..................................   US             15,000        360,000         1.2
    AUTO PARTS
                                                                                        ------------
                                                                                           2,084,213
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                     AIM AMERICA VALUE FUND - CONSOLIDATED
                    (FORMERLY GT GLOBAL AMERICA VALUE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (5.2%)
  International Business Machines Corp. .....................   US              7,500   $    861,094         2.9
    COMPUTERS & PERIPHERALS
  Compaq Computer Corp. .....................................   US             24,200        686,675         2.3
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           1,547,769
                                                                                        ------------
Consumer Non-Durables (4.0%)
  Philip Morris Cos., Inc. ..................................   US             17,050        671,344         2.3
    TOBACCO
  RJR Nabisco Holdings Corp. ................................   US             21,275        505,281         1.7
    TOBACCO
                                                                                        ------------
                                                                                           1,176,625
                                                                                        ------------
Capital Goods (3.7%)
  U.S. Filter Corp.-/- ......................................   US             20,625        578,789         2.0
    ENVIRONMENTAL
  U.S.A.Waste Services, Inc. ................................   US             14,300        500,500         1.7
    ENVIRONMENTAL
                                                                                        ------------
                                                                                           1,079,289
                                                                                        ------------
Health Care (1.6%)
  Pharmacia & Upjohn, Inc. ..................................   US             10,500        484,309         1.6
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $26,403,641) .................                             28,737,856        97.1
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co.,
   due July 1, 1998, for an effective yield of 5.70%
   collateralized by $460,000 U.S. Treasury Bills, 5.875% due
   1/31/99 (market value of collateral is $472,075, including
   accrued interest). (cost $459,000) .......................                                459,000         1.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $26,862,641)  * .....................                             29,196,856        98.6
Other Assets and Liabilities ................................                                400,530         1.4
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 29,597,386       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $26,900,718 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,898,607
                 Unrealized depreciation:              (602,469)
                                                  -------------
                 Net unrealized appreciation:     $   2,296,138
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                              AIM
                                                                          -------------------------------------------
                                                                            SMALL CAP
                                                                              EQUITY        MID CAP    AMERICA VALUE
                                                                          FUND-CONSOLIDATED GROWTH FUND FUND-CONSOLIDATED
                                                                          --------------  -----------  --------------
Assets:
  Investments in securities, at value (cost $33,732,540; $399,943,682;
   and $26,862,641, respectively) (Note 1)..............................    $36,665,384   4$96,381,269   $29,196,856
  U.S. currency.........................................................            86           644            240
  Dividends receivable..................................................           588        80,604         42,424
  Interest receivable...................................................           407            --             73
  Receivable for Fund shares sold.......................................       522,566       442,351         70,096
  Receivable for securities sold........................................       447,737     1,391,606        857,174
  Receivable from A I M Advisors, Inc. (Note 2).........................        75,985            --         68,265
  Unamortized organizational costs (Note 1).............................        40,679            --         40,679
                                                                          --------------  -----------  --------------
    Total assets........................................................    37,753,432    498,296,474    30,275,807
                                                                          --------------  -----------  --------------
Liabilities:
  Payable for custodian fees............................................           778        84,299          5,455
  Payable for Directors' and Trustees' fees and expenses (Note 2).......         6,703         4,385          6,602
  Payable for fund accounting fees (Note 2).............................         1,532        10,018            658
  Payable for Fund shares repurchased (Note 2)..........................       938,102     6,431,497         83,620
  Payable for investment management and administration fees (Note 2)....        80,799       273,092         75,127
  Payable for loan outstanding (Note 1).................................            --     6,652,000             --
  Payable for printing and postage expenses.............................        37,978        13,626         37,498
  Payable for professional fees.........................................        19,013        13,728         17,735
  Payable for registration and filing fees..............................        22,587        13,414         17,486
  Payable for securities purchased......................................     1,355,332     2,006,275        399,574
  Payable for service and distribution expenses (Note 2)................        18,805       254,651         18,640
  Payable for transfer agent fees (Note 2)..............................        13,369       339,800         11,132
  Other accrued expenses................................................         3,474        30,887          4,794
                                                                          --------------  -----------  --------------
    Total liabilities...................................................     2,498,472    16,127,672        678,321
  Minority interest (Notes 1 & 2).......................................           100            --            100
                                                                          --------------  -----------  --------------
Net assets..............................................................    $35,254,860   4$82,168,802   $29,597,386
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Class A:
Net asset value and redemption price per share ($12,620,070 DIVIDED BY
 746,689; $238,023,863 DIVIDED BY 10,119,708; and $8,669,479 DIVIDED BY
 471,856 shares outstanding, respectively)..............................    $    16.90     $   23.52     $    18.37
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Maximum offering price per share (100/94.5 of $16.90; 100/94.5 of
 $23.52; and 100/94.5 of $18.37, respectively) *........................    $    17.88     $   24.89     $    19.44
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Class B:+
Net asset value and offering price per share $20,177,075 DIVIDED BY
 1,216,622; $243,093,084 DIVIDED BY 10,727,676; and $20,174,796 DIVIDED
 BY 1,114,911 shares outstanding, respectively).........................    $    16.58     $   22.66     $    18.10
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Advisor Class:
Net asset value and offering price per share, and redemption price per share $2,457,715 DIVIDED BY 144,152; $1,051,855 DIVIDED BY 44,488; and
 $753,111 DIVIDED BY 40,640 shares outstanding, respectively)...........    $    17.05     $   23.64     $    18.53
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Net assets consist of:
  Paid in capital (Note 4)..............................................    $27,650,613   3$45,007,969   $25,439,934
  Accumulated net investment loss.......................................      (310,132)   (3,756,379)       (21,933)
  Accumulated net realized gain on investments..........................     4,981,535    44,479,625      1,845,170
  Net unrealized appreciation of investments............................     2,932,844    96,437,587      2,334,215
                                                                          --------------  -----------  --------------
Total -- representing net assets applicable to capital shares
 outstanding............................................................    $35,254,860   4$82,168,802   $29,597,386
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------

----------------
    * On sales of $25,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                                         AIM
                                                                                  --------------------------------------------------
                                                                                  SMALL CAP EQUITY      MID CAP      AMERICA VALUE
                                                                                  FUND-CONSOLIDATED   GROWTH FUND  FUND-CONSOLIDATED
                                                                                  -----------------   -----------  -----------------
Investment income: (Note 1)
  Dividend income...............................................................     $   23,964       $   687,891     $  266,753
  Interest income...............................................................         16,300           113,913         22,266
  Securities lending income.....................................................          8,274           154,690            484
                                                                                  -----------------   -----------  -----------------
    Total investment income.....................................................         48,538           956,494        289,503
                                                                                  -----------------   -----------  -----------------
Expenses:
  Investment management and administration fees (Note 2)........................        122,481         1,788,752        104,395
  Amortization of organization costs (Note 1)...................................          8,779                --          8,779
  Custodian Fees................................................................         13,190            59,368          5,430
  Directors' and Trustees' fees and expenses (Note 2)...........................          9,576             7,964          9,050
  Fund accounting fees (Note 2).................................................          4,564            66,756          3,698
  Printing and postage expenses.................................................         27,925           100,124         25,340
  Professional fees.............................................................         34,443            65,372         28,236
  Registration and filing fees (Note 1).........................................         26,130            61,087         27,150
  Service and distribution expenses: (Note 2)
    Class A.....................................................................         20,616           432,588         15,364
    Class B.....................................................................         99,273         1,226,897         96,391
  Transfer agent fees (Note 2)..................................................         62,450           728,344         55,400
  Other expenses................................................................          6,244           204,822          2,014
                                                                                  -----------------   -----------  -----------------
    Total expenses before reductions and reimbursements.........................        435,671         4,742,074        381,247
                                                                                  -----------------   -----------  -----------------
      Expenses reimbursed by A I M Advisors, Inc. (Note 2)......................        (75,985)               --        (68,265)
      Expense reductions (Note 5)...............................................         (1,016)          (29,201)        (1,546)
                                                                                  -----------------   -----------  -----------------
    Total net expenses..........................................................        358,670         4,712,873        311,436
                                                                                  -----------------   -----------  -----------------
Net investment loss.............................................................       (310,132)       (3,756,379)       (21,933)
                                                                                  -----------------   -----------  -----------------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain on investments..............................................      3,724,962        28,358,903      1,443,280
  Net change in unrealized appreciation of investments..........................      2,036,645        30,955,839        333,471
                                                                                  -----------------   -----------  -----------------
Net realized and unrealized gain on investments.................................      5,761,607        59,314,742      1,776,751
                                                                                  -----------------   -----------  -----------------
Net increase in net assets resulting from operations............................     $5,451,475       $55,558,363     $1,754,818
                                                                                  -----------------   -----------  -----------------
                                                                                  -----------------   -----------  -----------------

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                    AIM
                           -------------------------------------------------------------------------------------
                                SMALL CAP EQUITY                  MID CAP                   AMERICA VALUE
                                FUND-CONSOLIDATED               GROWTH FUND               FUND-CONSOLIDATED
                           ---------------------------  ----------------------------  --------------------------
                            SIX MONTHS                   SIX MONTHS                    SIX MONTHS
                              ENDED                         ENDED                        ENDED
                             JUNE 30,     YEAR ENDED      JUNE 30,      YEAR ENDED      JUNE 30,     YEAR ENDED
                               1998      DECEMBER 31,       1998       DECEMBER 31,       1998      DECEMBER 31,
                           (UNAUDITED)       1997        (UNAUDITED)       1997       (UNAUDITED)       1997
                           ------------  -------------  -------------  -------------  ------------  ------------
Increase (decrease) in
net assets
Operations:
  Net investment income
   (loss)................  $  (310,132 ) $   (449,560 ) $ (3,756,379 ) $ (6,767,300 ) $   (21,933 ) $    22,242
  Net realized gain on
   investments and
   foreign currency
   transactions..........    3,724,962      2,524,251     28,358,903     91,288,360     1,443,280     1,352,859
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments...........    2,036,645      1,674,235     30,955,839    (23,043,968 )     333,471     2,016,032
                           ------------  -------------  -------------  -------------  ------------  ------------
    Net increase in net
     assets resulting
     from operations.....    5,451,475      3,748,926     55,558,363     61,477,092     1,754,818     3,391,133
                           ------------  -------------  -------------  -------------  ------------  ------------
Class A:
Distributions to
 shareholders: (Note 1)
  From net investment
   income................           --             --             --             --            --       (12,256 )
  From net realized gain
   on investments........           --       (213,287 )           --    (27,861,047 )          --      (482,262 )
Class B:
Distributions to
 shareholders: (Note 1)
  From net investment
   income................           --             --             --             --            --            --
  From net realized gain
   on investments........           --       (410,555 )           --    (29,550,073 )          --    (1,128,861 )
Advisor Class:
Distributions to
 shareholders: (Note 1)
  From net investment
   income................           --             --             --             --            --        (1,610 )
  From net realized gain
   on investments........           --        (32,021 )           --       (120,835 )          --       (30,657 )
                           ------------  -------------  -------------  -------------  ------------  ------------
    Total
     distributions.......           --       (655,863 )           --    (57,531,955 )          --    (1,655,646 )
                           ------------  -------------  -------------  -------------  ------------  ------------
Capital share
transactions: (Note 4)
  Increase from capital
   shares sold and
   reinvested............   23,061,481     60,411,522    380,523,601    783,255,935    11,647,193    33,884,259
  Decrease from capital
   shares repurchased....  (26,968,839 )  (49,371,158 ) (466,195,324 ) (954,921,988 )  (8,629,240 ) (19,018,130 )
                           ------------  -------------  -------------  -------------  ------------  ------------
    Net increase
     (decrease) from
     capital share
     transactions........   (3,907,358 )   11,040,364    (85,671,723 ) (171,666,053 )   3,017,953    14,866,129
                           ------------  -------------  -------------  -------------  ------------  ------------
Total increase (decrease)
 in net assets...........    1,544,117     14,133,427    (30,113,360 ) (167,720,916 )   4,772,771    16,601,616
Net assets:
  Beginning of period....   33,710,743     19,577,316    512,282,162    680,003,078    24,824,615     8,222,999
                           ------------  -------------  -------------  -------------  ------------  ------------
  End of period  *.......  $35,254,860   $ 33,710,743   $482,168,802   $512,282,162   $29,597,386   $24,824,615
                           ------------  -------------  -------------  -------------  ------------  ------------
                           ------------  -------------  -------------  -------------  ------------  ------------
 * Includes
undistributed/accumulated
net investment
 income (loss) of........  $  (310,132 ) $         --   $ (3,756,379 ) $         --   $   (21,933 ) $        --
                           ------------  -------------  -------------  -------------  ------------  ------------
                           ------------  -------------  -------------  -------------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          AIM SMALL CAP EQUITY FUND
                                          ---------------------------------------------------------
                                                                   CLASS A
                                          ---------------------------------------------------------
                                          SIX MONTHS                               OCTOBER 18, 1995
                                             ENDED              YEAR ENDED          (COMMENCEMENT
                                           JUNE 30,            DECEMBER 31,         OF OPERATIONS)
                                             1998          --------------------    TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)       1995 (D)
                                          -----------      --------     -------    ----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 14.27         $ 12.52      $11.80         $11.43
                                          -----------      --------     -------      --------
Income from investment operations:
  Net investment income (loss)..........     (0.11) * * * *   (0.18) * * *  (0.05) **       0.04*
  Net realized and unrealized gain on
   investments..........................      2.74            2.20        1.69           0.33
                                          -----------      --------     -------      --------
    Net increase from investment
     operations.........................      2.63            2.02        1.64           0.37
                                          -----------      --------     -------      --------
Distributions to shareholders:
  From net realized gain on
   investments..........................        --           (0.27)      (0.92)            --
                                          -----------      --------     -------      --------
    Total distributions.................        --           (0.27)      (0.92)            --
                                          -----------      --------     -------      --------
Net asset value, end of period..........   $ 16.90         $ 14.27      $12.52         $11.80
                                          -----------      --------     -------      --------
                                          -----------      --------     -------      --------

Total investment return (c).............     18.43% (b)      16.23%      13.81%          3.24% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $12,620         $10,896      $8,448         $1,931
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     (1.47)% (a)     (1.40)%     (0.38)%         1.68% (a)
  Without expense reductions and/or
   reimbursement........................     (1.93)% (a)     (2.00)%     (1.47)%       (20.52)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      1.74% (a)       1.92%       2.00%          2.00% (a)
  Without expense reductions and/or
   reimbursement........................      2.20% (a)       2.52%       3.09%         24.20% (a)
Ratio of interest expense to average net
 assets+................................      0.02% (a)        N/A         N/A            N/A
Portfolio turnover rate+................       208% (a)        233%        150%           N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
 * * * * Before reimbursement the net investment loss per share would have been $(0.15), $(0.21), and $(0.12) for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           AIM SMALL CAP EQUITY FUND
                                          -----------------------------------------------------------
                                                                    CLASS B
                                          -----------------------------------------------------------
                                          SIX MONTHS                                OCTOBER 18, 1995
                                             ENDED              YEAR ENDED            (COMMENCEMENT
                                           JUNE 30,            DECEMBER 31,          OF OPERATIONS)
                                             1998          ---------------------     TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)        1995 (D)
                                          -----------      --------     --------    -----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 14.06         $ 12.42      $ 11.78         $ 11.43
                                          -----------      --------     --------    -----------------
Income from investment operations:
  Net investment income (loss)..........     (0.17) * * * *   (0.26) * * *   (0.14) **        0.02*
  Net realized and unrealized gain on
   investments..........................      2.69            2.17         1.70            0.33
                                          -----------      --------     --------    -----------------
    Net increase from investment
     operations.........................      2.52            1.91         1.56            0.35
                                          -----------      --------     --------    -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................        --           (0.27)       (0.92)             --
                                          -----------      --------     --------    -----------------
    Total distributions.................        --           (0.27)       (0.92)             --
                                          -----------      --------     --------    -----------------
Net asset value, end of period..........   $ 16.58         $ 14.06      $ 12.42         $ 11.78
                                          -----------      --------     --------    -----------------
                                          -----------      --------     --------    -----------------

Total investment return (c).............     17.99% (b)      15.47%       13.14%           3.06% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $20,177         $21,222      $10,694         $ 2,024
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     (2.12)% (a)     (2.05)%      (1.03)%          1.03% (a)
  Without expense reductions and/or
   reimbursement........................     (2.58)% (a)     (2.65)%      (2.12)%        (21.17)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      2.39% (a)       2.57%        2.65%           2.65% (a)
  Without expense reductions and/or
   reimbursement........................      2.85% (a)       3.17%        3.74%          24.85% (a)
Ratio of interest expense to average net
 assets+................................      0.02% (a)        N/A          N/A             N/A
Portfolio turnover rate+................       208% (a)        233%         150%            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
 * * * * Before reimbursement the net investment loss per share would have been $(0.15), $(0.21), and $(0.12) for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          AIM SMALL CAP EQUITY FUND
                                          ---------------------------------------------------------
                                                                ADVISOR CLASS
                                          ---------------------------------------------------------
                                          SIX MONTHS                              OCTOBER 18, 1995
                                            ENDED              YEAR ENDED           (COMMENCEMENT
                                           JUNE 30,           DECEMBER 31,         OF OPERATIONS)
                                             1998         --------------------     TO DECEMBER 31,
                                          (UNAUDITED)     1997 (D)    1996 (D)        1995 (D)
                                          ----------      -------     --------    -----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $14.39         $12.58      $ 11.81         $ 11.43
                                          ----------      -------     --------       --------
Income from investment operations:
  Net investment income (loss)..........    (0.08) * * * *  (0.14) * * *      --* *        0.05*
  Net realized and unrealized gain on
   investments..........................     2.74           2.22         1.69            0.33
                                          ----------      -------     --------       --------
    Net increase from investment
     operations.........................     2.66           2.08         1.69            0.38
                                          ----------      -------     --------       --------
Distributions to shareholders:
  From net realized gain on
   investments..........................       --          (0.27)       (0.92)             --
                                          ----------      -------     --------       --------
    Total distributions.................       --          (0.27)       (0.92)             --
                                          ----------      -------     --------       --------
Net asset value, end of period..........   $17.05         $14.39      $ 12.58         $ 11.81
                                          ----------      -------     --------       --------
                                          ----------      -------     --------       --------

Total investment return (c).............    18.49% (b)     16.63%       14.22%           3.32% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $2,458         $1,592      $   435         $    52
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........    (1.12)% (a)    (1.05)%      (0.03)%          2.03% (a)
  Without expense reductions and/or
   reimbursement........................    (1.58)% (a)    (1.65)%      (1.12)%        (20.17)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     1.39% (a)      1.57%        1.65%           1.65% (a)
  Without expense reductions and/or
   reimbursement........................     1.85% (a)      2.17%        2.74%          23.85% (a)
Ratio of interest expense to average net
 assets+................................     0.02% (a)       N/A          N/A             N/A
Portfolio turnover rate+................      208% (a)       233%         150%            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
 * * * * Before reimbursement the net investment loss per share would have been $(0.15), $(0.21), and $(0.12) for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                            AIM MID CAP GROWTH FUND
                                             --------------------------------------------------------------------------------------
                                                                                    CLASS A+
                                             --------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                              JUNE 30,                               YEAR ENDED DECEMBER 31,
                                                1998          ---------------------------------------------------------------------
                                             (UNAUDITED) (D)    1997           1996           1995         1994 (D)         1993
                                             -----------      ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
Net asset value, beginning of period....      $  21.01        $  20.77       $  19.07       $  17.69       $  17.17       $  17.12
                                             -----------      ---------      ---------      ---------      ---------      ---------
Income from investment operations:
  Net investment income (loss)..........         (0.14)          (0.20)          0.03           0.24           0.04          (0.21)
  Net realized and unrealized gain on
   investments..........................          2.65            3.00           2.96           3.93           2.55           1.56
                                             -----------      ---------      ---------      ---------      ---------      ---------
    Net increase from investment
     operations.........................          2.51            2.80           2.99           4.17           2.59           1.35
                                             -----------      ---------      ---------      ---------      ---------      ---------
Distributions to shareholders:
  From net investment income............            --              --             --          (0.21)         (0.02)            --
  From net realized gain on
   investments..........................            --           (2.56)         (1.29)         (2.58)         (2.05)         (1.30)
                                             -----------      ---------      ---------      ---------      ---------      ---------
    Total distributions.................            --           (2.56)         (1.29)         (2.79)         (2.07)         (1.30)
                                             -----------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period..........      $  23.52        $  21.01       $  20.77       $  19.07       $  17.69       $  17.17
                                             -----------      ---------      ---------      ---------      ---------      ---------
                                             -----------      ---------      ---------      ---------      ---------      ---------

Total investment return (c).............         11.95%(b)       14.05%         15.65%         23.23%         15.69%           8.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....      $238,024        $255,674       $343,427       $396,291       $196,937       $116,468
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         (1.20)%(a)      (0.90)%         0.12%          1.24%          0.17%          (0.7)%
  Without expense reductions............         (1.21)%(a)      (1.01)%         0.07%           N/A            N/A            N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......          1.59%(a)        1.37%          1.36%          1.46%          1.58%           1.6%
  Without expense reductions............          1.60%(a)        1.48%          1.41%           N/A            N/A            N/A
Portfolio turnover rate++++.............           171%(a)         190%           253%            71%           102%            92%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                      AIM MID CAP GROWTH FUND
                                           ------------------------------------------------------------------------------
                                                                             CLASS B++
                                           ------------------------------------------------------------------------------
                                           SIX MONTHS                                                          APRIL 1,
                                              ENDED                                                              1993
                                            JUNE 30,                  YEAR ENDED DECEMBER 31,                     TO
                                              1998        -----------------------------------------------    DECEMBER 31,
                                           (UNAUDITED) (D)   1997        1996         1995       1994 (D)        1993
                                           -----------    ---------    ---------    ---------    --------    ------------
Per Share Operating Performance:
Net asset value, beginning of period....    $  20.31      $  20.28     $  18.77     $  17.50     $ 17.09       $15.90
                                           -----------    ---------    ---------    ---------    --------    ------------
Income from investment operations:
  Net investment income (loss)..........       (0.21)        (0.34)       (0.11)        0.10       (0.09)       (0.29)
  Net realized and unrealized gain on
   investments..........................        2.56          2.93         2.91         3.87        2.55         2.78
                                           -----------    ---------    ---------    ---------    --------    ------------
    Net increase from investment
     operations.........................        2.35          2.59         2.80         3.97        2.46         2.49
                                           -----------    ---------    ---------    ---------    --------    ------------
Distributions to shareholders:
  From net investment income............          --            --           --        (0.12)         --           --
  From net realized gain on
   investments..........................          --         (2.56)       (1.29)       (2.58)      (2.05)       (1.30)
                                           -----------    ---------    ---------    ---------    --------    ------------
    Total distributions.................          --         (2.56)       (1.29)       (2.70)      (2.05)       (1.30)
                                           -----------    ---------    ---------    ---------    --------    ------------
Net asset value, end of period..........    $  22.66      $  20.31     $  20.28     $  18.77     $ 17.50       $17.09
                                           -----------    ---------    ---------    ---------    --------    ------------
                                           -----------    ---------    ---------    ---------    --------    ------------

Total investment return (c).............       11.57%(b)     13.35%       14.82%       22.42%      15.06%        16.1% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $243,093      $255,468     $334,590     $348,435     $80,060       $1,982
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......       (1.85)%(a)    (1.55)%      (0.53)%       0.59%      (0.48)%       (1.3)% (a)
  Without expense reductions............       (1.86)%(a)    (1.66)%      (0.58)%        N/A         N/A          N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......        2.24%(a)      2.02%        2.01%        2.11%       2.23%         2.2% (a)
  Without expense reductions............        2.25%(a)      2.13%        2.06%         N/A         N/A          N/A
Portfolio turnover rate++++.............         171%(a)       190%         253%          71%        102%          92%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          AIM MID CAP GROWTH FUND
                                             --------------------------------------------------
                                                              ADVISOR CLASS+++
                                             --------------------------------------------------
                                                                                        JUNE 1,
                                             SIX MONTHS                                  1995
                                                ENDED         YEAR ENDED DECEMBER         TO
                                              JUNE 30,                31,               DECEMBER
                                                1998          --------------------      31,
                                             (UNAUDITED) (D)   1997         1996         1995
                                             -----------      -------      -------      -------
Per Share Operating Performance:
Net asset value, beginning of period....      $ 21.10         $20.76       $19.05       $20.61
                                             -----------      -------      -------      -------
Income from investment operations:
  Net investment income (loss)..........        (0.10)         (0.15)        0.09         0.21
  Net realized and unrealized gain on
   investments..........................         2.64           3.05         2.91         1.09
                                             -----------      -------      -------      -------
    Net increase from investment
     operations.........................         2.54           2.90         3.00         1.30
                                             -----------      -------      -------      -------
Distributions to shareholders:
  From net investment income............           --             --           --        (0.28)
  From net realized gain on
   investments..........................           --          (2.56)       (1.29)       (2.58)
                                             -----------      -------      -------      -------
    Total distributions.................           --          (2.56)       (1.29)       (2.86)
                                             -----------      -------      -------      -------
Net asset value, end of period..........      $ 23.64         $21.10       $20.76       $19.05
                                             -----------      -------      -------      -------
                                             -----------      -------      -------      -------

Total investment return (c).............        12.04% (b)     14.54%       15.72%        6.01%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....      $ 1,052         $1,140       $1,986       $1,394
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......        (0.85)% (a)     0.55%        0.47%        1.59%(a)
  Without expense reductions............        (0.86)% (a)    (0.66)%       0.42%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.24% (a)      1.02%        1.01%        1.11%(a)
  Without expense reductions............         1.25% (a)      1.13%        1.06%         N/A
Portfolio turnover rate++++.............          171% (a)       190%         253%          71%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            AIM AMERICA VALUE FUND
                                          -----------------------------------------------------------
                                                                    CLASS A
                                          -----------------------------------------------------------
                                          SIX MONTHS                                 OCTOBER 18, 1995
                                             ENDED         YEAR ENDED DECEMBER        (COMMENCEMENT
                                           JUNE 30,                31,                OF OPERATIONS)
                                             1998          --------------------      TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)         1995 (D)
                                          -----------      -------      -------      ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $17.25         $14.65       $12.76           $ 11.43
                                          -----------      -------      -------      ----------------
Income from investment operations:
  Net investment income (loss)..........      0.03* * * *    0.09* * *   (0.01) * *         0.03*
  Net realized and unrealized gain on
   investments..........................      1.09           3.87         1.94              1.30
                                          -----------      -------      -------      ----------------
    Net increase from investment
     operations.........................      1.12           3.96         1.93              1.33
                                          -----------      -------      -------      ----------------
Distributions to shareholders:
  From net investment income............        --          (0.03)          --                --
  From net realized gain on
   investments..........................        --          (1.33)       (0.04)               --
                                          -----------      -------      -------      ----------------
    Total distributions.................        --          (1.36)       (0.04)               --
                                          -----------      -------      -------      ----------------
Net asset value, end of period..........    $18.37         $17.25       $14.65           $ 12.76
                                          -----------      -------      -------      ----------------
                                          -----------      -------      -------      ----------------

Total investment return (c).............      6.49% (b)     27.23%       15.12%            11.64% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $8,669         $7,668       $2,529           $   870
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      0.28% (a)      0.56%       (0.10)%            1.10% (a)
  Without expense reductions and/or
   reimbursement........................     (0.21)% (a)    (0.42)%      (3.61)%          (47.44)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      1.73% (a)      1.99%        2.00%             2.00% (a)
  Without expense reductions and/or
   reimbursement........................      2.22% (a)      2.97%        5.51%            50.54% (a)
Ratio of interest expense to average net
 assets+................................       N/A           0.03%         N/A               N/A
Portfolio turnover rate+................       132% (a)        93%         256%              N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1997.
 * * * * Before reimbursement the net investment income (loss) per share would have been $(.01), $(.07) and $.01 for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             AIM AMERICA VALUE FUND
                                          ------------------------------------------------------------
                                                                    CLASS B
                                          ------------------------------------------------------------
                                          SIX MONTHS                                  OCTOBER 18, 1995
                                             ENDED          YEAR ENDED DECEMBER        (COMMENCEMENT
                                           JUNE 30,                 31,                OF OPERATIONS)
                                             1998          ---------------------      TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)      1996 (D)         1995 (D)
                                          -----------      --------      -------      ----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 17.04         $ 14.54       $12.75           $ 11.43
                                          -----------      --------      -------      ----------------
Income from investment operations:
  Net investment income (loss)..........     (0.03) * * * *   (0.01) * * *  (0.10) * *        0.01*
  Net realized and unrealized gain on
   investments..........................      1.09            3.83         1.93              1.31
                                          -----------      --------      -------      ----------------
    Net increase from investment
     operations.........................      1.06            3.82         1.83              1.32
                                          -----------      --------      -------      ----------------
Distributions to shareholders:
  From net investment income............        --              --           --                --
  From net realized gain on
   investments..........................        --           (1.32)       (0.04)               --
                                          -----------      --------      -------      ----------------
    Total distributions.................        --           (1.32)       (0.04)               --
                                          -----------      --------      -------      ----------------
Net asset value, end of period..........   $ 18.10         $ 17.04       $14.54           $ 12.75
                                          -----------      --------      -------      ----------------
                                          -----------      --------      -------      ----------------

Total investment return (c).............      6.16% (b)      26.44%       14.35%            11.55% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $20,175         $16,717       $5,503           $ 1,254
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     (0.37)% (a)     (0.09)%      (0.75)%            0.45% (a)
  Without expense reductions and/or
   reimbursement........................     (0.86)% (a)     (1.07)%      (4.26)%          (48.09)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      2.38% (a)       2.64%        2.65%(a)          2.65% (a)
  Without expense reductions and/or
   reimbursement........................      2.87% (a)       3.62%        6.16%            51.19% (a)
Ratio of interest expense to average net
 assets+................................       N/A            0.03%         N/A               N/A
Portfolio turnover rate+................       132% (a)         93%         256%              N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1997.
 * * * * Before reimbursement the net investment income (loss) per share would have been $(.01), $(.07) and $.01 for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            AIM AMERICA VALUE FUND
                                          -----------------------------------------------------------
                                                                 ADVISOR CLASS
                                          -----------------------------------------------------------
                                          SIX MONTHS                                 OCTOBER 18, 1995
                                             ENDED         YEAR ENDED DECEMBER        (COMMENCEMENT
                                           JUNE 30,                31,                OF OPERATIONS)
                                             1998          --------------------      TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)         1995 (D)
                                          -----------      -------      -------      ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $17.37         $14.72       $12.77           $ 11.43
                                          -----------      -------      -------      ----------------
Income from investment operations:
  Net investment income (loss)..........      0.05* * * *    0.15* * *    0.03* *           0.04*
  Net realized and unrealized gain on
   investments..........................      1.11           3.91         1.96              1.30
                                          -----------      -------      -------      ----------------
    Net increase from investment
     operations.........................      1.16           4.06         1.99              1.34
                                          -----------      -------      -------      ----------------
Distributions to shareholders:
  From net investment income............        --          (0.07)          --                --
  From net realized gain on
   investments..........................        --          (1.34)       (0.04)               --
                                          -----------      -------      -------      ----------------
    Total distributions.................        --          (1.41)       (0.04)               --
                                          -----------      -------      -------      ----------------
Net asset value, end of period..........    $18.53         $17.37       $14.72           $ 12.77
                                          -----------      -------      -------      ----------------
                                          -----------      -------      -------      ----------------

Total investment return (c).............      6.68% (b)     27.78%       15.58%            11.72% (a)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  753         $  439       $  191           $    81
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      0.63% (a)      0.91%        0.25%             1.45% (a)
  Without expense reductions and/or
   reimbursement........................      0.14% (a)     (0.07)%      (3.26)%          (47.09)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      1.38% (a)      1.64%        1.65%             1.65% (a)
  Without expense reductions and/or
   reimbursement........................      1.87% (a)      2.62%        5.16%            50.19% (a)
Ratio of interest expense to average net
 assets+................................       N/A           0.03%         N/A               N/A
Portfolio turnover rate+................       132% (a)        93%         256%              N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1997.
 * * * * Before reimbursement the net investment income (loss) per share would have been $(.01), $(.07) and $.01 for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                    NOTES TO
                              FINANCIAL STATEMENTS
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Small Cap Equity Fund, AIM Mid Cap Growth Fund, and AIM America Value Fund (the "Funds" formerly, GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund, respectively), are separate series of AIM Growth Series (the "Trust", formerly G.T. Global Growth Series). The Trust is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Trust has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The AIM Small Cap Equity Fund and AIM America Value Fund invest substantially all of their investable assets in Small Cap Portfolio and Value Portfolio ("Portfolios"), respectively. Each Portfolio is organized as a Delaware business trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the AIM Small Cap Equity Fund, the AIM America Value Fund, and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. At June 30, 1998, all of the shares of beneficial interest of each Portfolio were owned either by its respective fund or INVESCO (NY), Inc. (the "Sub-adviser"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(B) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio (the phrase "Fund or Portfolio" herein after includes the AIM Mid Cap Growth Fund and each of the two Portfolios), it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(C) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security, and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.

(E) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(F) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the funds:

                                                   JUNE 30, 1998             PERIOD ENDED JUNE
                                          --------------------------------       30, 1998
                                          AGGREGATE VALUE        CASH        -----------------
AIM                                          ON LOANS         COLLATERAL       FEES RECEIVED
----------------------------------------  ---------------   --------------   -----------------
Small Cap Equity Fund...................   $    1,441,406    $  1,470,234        $  8,274
Mid Cap Growth Fund.....................       42,313,661      42,984,542         154,690
America Value Fund......................               --              --             484

Cash collateral is received by the Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.

(G) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the AIM Small Cap Equity Fund, the AIM America Value Fund, and their respective Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for each Fund and $25,000 for each Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.

(H) TAXES
It is the policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund or Portfolios and timing differences.

(J) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(K) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) LINE OF CREDIT
Each of the Funds, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Funds and certain other Funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. Each of these three funds is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On June 30, 1998, AIM Mid Cap Growth Fund had $6,652,000 in loans outstanding.

For the period ended June 30, 1998, the average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for AIM Small Cap Equity Fund, AIM Mid Cap Growth Fund, and AIM America Value Fund was $513,375, $11,735,546 and $87,889 with a weighted average interest rate of 6.36%, 6.28%, and 6.24%, respectively. Interest expense for AIM Small Cap Equity Fund, AIM Mid Cap Growth Fund, and AIM America Value Fund for the period ended June 30, 1998 was $3,627, $198,306, and $137, respectively, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Funds' and Portfolios' investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Funds' and Portfolios' investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Funds and Portfolios and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Funds and Portfolios. A I M Distributors, Inc. ("AIM Distributors") became the Funds' distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust, and each Portfolio was reorganized from a New York Trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

AIM Small Cap Equity Fund and AIM America Value Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. AIM Mid Cap Growth Fund pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's or Portfolio's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Funds' distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended June 30, 1998, AIM Distributors and GT Global retained the following sales charges: $287 and $1,833, respectively, for the AIM Small Cap Equity Fund, $1,705 and $12,353, respectively, for the AIM Mid Cap Growth Fund, and $162 and $1,487, respectively, for the AIM America Value Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. No

CDSC's for Class A were collected for the period ended June 30, 1998. AIM Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of: $5,915 and $65,285, respectively, for the AIM Small Cap Equity Fund, $79,877 and $589,554, respectively, for the AIM Mid Cap Growth Fund, and $6,047 and $32,112, respectively, for the AIM America Value Fund. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Funds' reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund's were permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Funds' Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and were permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Funds' Class A shares, less any amounts paid by the Funds as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Funds were permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and were permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Funds compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Funds. Under the Class A Plan, the funds compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of each of the Fund's Class A shares.

Pursuant to the Funds' Class B Plan, the Funds compensate AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Class A Plan and the Class B Plan (together, the "Plans") are designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program that provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A and Class B shares of a Fund. Payments also can be directed by AIM Distributors to Financial Institutions who have entered into service agreements with respect to Class A and Class B shares of a Fund and who provide continuing personal services to their customers who own Class A and Class B shares of a Fund. The service fees payable to selected Financial Institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such Institution's customers' accounts that were purchased on or after a prescribed date set forth in the Plans.

The Manager and AIM Distributors have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class Shares, respectively. This undertaking may be changed or eliminated in the future. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to a Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Each Portfolio pays each of its

Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustee.

At June 30, 1998, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases of investment securities by the AIM Small Cap Equity Portfolio, AIM Mid Cap Growth Fund, and AIM America Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $34,489,676, $425,421,321 and $21,307,726, respectively. Sales of investment securities by the AIM Small Cap Equity Portfolio, AIM Mid Cap Growth Fund, and AIM America Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $38,854,404, $503,976,639 and $18,275,286, respectively. There were no purchases or sales of U.S. government obligations by a Fund or Portfolio during the year.

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           CAPITAL SHARE TRANSACTIONS
CAPITAL SHARES-AIM SMALL CAP EQUITY FUND

                                                SIX MONTHS ENDED
                                                 JUNE 30, 1998                   YEAR ENDED
                                                  (UNAUDITED)                 DECEMBER 31, 1997
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       766,677  $   12,379,784     2,067,494  $    28,341,345
Shares issued in connection with
  reinvestment of distributions.........            --              --        14,194          195,720
                                          ------------  --------------  ------------  ---------------
                                               766,677      12,379,784     2,081,688       28,537,065
Shares repurchased......................      (783,355)    (12,602,269)   (1,992,960)     (27,546,271)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................       (16,678) $     (222,485)       88,728  $       990,794
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       649,669  $   10,068,580     2,192,656  $    29,216,057
Shares issued in connection with
  reinvestment of distributions.........            --              --        26,438          359,234
                                          ------------  --------------  ------------  ---------------
                                               649,669      10,068,580     2,219,094       29,575,291
Shares repurchased......................      (942,259)    (14,277,803)   (1,570,899)     (20,624,826)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................      (292,590) $   (4,209,223)      648,195  $     8,950,465
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        39,133  $      613,117       156,123  $     2,292,127
Shares issued in connection with
  reinvestment of distributions.........            --              --           507            7,039
                                          ------------  --------------  ------------  ---------------
                                                39,133         613,117       156,630        2,299,166
Shares repurchased......................        (5,668)        (88,767)      (80,540)      (1,200,061)
                                          ------------  --------------  ------------  ---------------
Net increase............................        33,465  $      524,350        76,090  $     1,099,105
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

CAPITAL SHARES-AIM MID CAP GROWTH FUND

                                                SIX MONTHS ENDED
                                                 JUNE 30, 1998                   YEAR ENDED
                                                  (UNAUDITED)                 DECEMBER 31, 1997
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    13,237,471  $  293,037,123    24,801,099  $   522,081,212
Shares issued in connection with
  reinvestment of distributions.........            --              --     1,170,749       23,490,213
                                          ------------  --------------  ------------  ---------------
                                            13,237,471     293,037,123    25,971,848      545,571,425
Shares repurchased......................   (15,286,842)   (338,921,081)  (30,338,852)    (637,412,658)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (2,049,371) $  (45,883,958)   (4,367,004) $   (91,841,233)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     3,361,394  $   70,538,881     9,218,434  $   190,231,954
Shares issued in connection with
  reinvestment of distributions.........            --              --     1,240,395       24,063,873
                                          ------------  --------------  ------------  ---------------
                                             3,361,394      70,538,881    10,458,829      214,295,827
Shares repurchased......................    (5,214,434)   (110,304,526)  (14,376,532)    (293,260,545)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (1,853,040) $  (39,765,645)   (3,917,703) $   (78,964,718)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       796,165  $   16,947,597     1,056,271  $    23,267,932
Shares issued in connection with
  reinvestment of distributions.........            --              --         5,993          120,751
                                          ------------  --------------  ------------  ---------------
                                               796,165      16,947,597     1,062,264       23,388,683
Shares repurchased......................      (805,702)    (16,969,717)   (1,103,923)     (24,248,785)
                                          ------------  --------------  ------------  ---------------
Net decrease............................        (9,537) $      (22,120)      (41,659) $      (860,102)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

CAPITAL SHARES-AIM AMERICA VALUE FUND

                                                SIX MONTHS ENDED
                                                 JUNE 30, 1998                   YEAR ENDED
                                                  (UNAUDITED)                 DECEMBER 31, 1997
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       233,708  $    4,201,126       781,797  $    13,117,280
Shares issued in connection with
  reinvestment of distributions.........            --              --        26,859          454,725
                                          ------------  --------------  ------------  ---------------
                                               233,708       4,201,126       808,656       13,572,005
Shares repurchased......................      (206,495)     (3,733,422)     (536,657)      (9,148,725)
                                          ------------  --------------  ------------  ---------------
Net increase............................        27,213  $      467,704       271,999  $     4,423,280
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       402,934  $    7,126,394     1,148,582  $    19,043,834
Shares issued in connection with
  reinvestment of distributions.........            --              --        60,093        1,004,744
                                          ------------  --------------  ------------  ---------------
                                               402,934       7,126,394     1,208,675       20,048,578
Shares repurchased......................      (269,058)     (4,850,260)     (606,167)      (9,803,021)
                                          ------------  --------------  ------------  ---------------
Net increase............................       133,876  $    2,276,134       602,508  $    10,245,557
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        17,744  $      319,673        14,203  $       230,962
Shares issued in connection with
  reinvestment of distributions.........            --              --         1,920           32,714
                                          ------------  --------------  ------------  ---------------
                                                17,744         319,673        16,123          263,676
Shares repurchased......................        (2,387)        (45,558)       (3,834)         (66,384)
                                          ------------  --------------  ------------  ---------------
Net increase............................        15,357  $      274,115        12,289  $       197,292
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of a Fund's or Portfolio's expenses. For the period ended June 30, 1998, the expenses of AIM Small Cap Equity Portfolio, AIM Mid Cap Growth Fund and AIM America Value Portfolio were reduced by $1,016, $29,201 and $1,546 respectively, under these arrangements.

6. SUBSEQUENT EVENT
Effective September 8, 1998, INVESCO (NY), Inc. (the "Sub-adviser") will resign as (i) sub-advisor and sub-administrator to the Value Portfolio, the Small Cap Portfolio (together the "Portfolios") and AIM Mid Cap Growth Fund; and (ii) sub-administrator to AIM America Value Fund and AIM Small Cap Equity Fund. A I M Advisors, Inc. will continue to serve as the manager and administrator for the above-named funds and portfolios.

                             GT GLOBAL AMERICA FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statements of assets and liabilities of GT Global America Small Cap Growth Fund - Consolidated, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund - Consolidated, three of the funds organized as a series of GT Global Growth Series, including the portfolios of investments, as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the GT Global America Small Cap Growth Fund - Consolidated, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund - Consolidated, as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (33.0%)
  Signature Resorts, Inc.-/- ................................   US             45,550   $    996,400         3.0
    LEISURE & TOURISM
  Personnel Group of America, Inc.-/- .......................   US             25,700        848,100         2.5
    BUSINESS & PUBLIC SERVICES
  Insight Enterprises, Inc.-/- ..............................   US             20,700        760,725         2.3
    RETAILERS-OTHER
  Vistana, Inc.-/- ..........................................   US             26,900        618,700         1.8
    LEISURE & TOURISM
  American Disposal Services, Inc.-/- .......................   US             16,700        609,550         1.8
    CONSUMER SERVICES
  CDW Computer Centers, Inc.-/- .............................   US             11,000        573,375         1.7
    RETAILERS-OTHER
  Superior Services, Inc.-/- ................................   US             18,000        519,750         1.5
    CONSUMER SERVICES
  Lason Holdings, Inc.-/- ...................................   US             19,000        505,875         1.5
    CONSUMER SERVICES
  BA Merchant Services, Inc. "A"-/- .........................   US             28,400        504,100         1.5
    BUSINESS & PUBLIC SERVICES
  Comfort Systems USA, Inc.-/- ..............................   US             22,800        450,300         1.3
    BUSINESS & PUBLIC SERVICES
  HA-LO Industries, Inc.-/- .................................   US             17,200        447,200         1.3
    CONSUMER SERVICES
  Clear Channel Communications, Inc.-/- .....................   US              5,600        444,850         1.3
    TELECOM - OTHER
  Caribiner International, Inc.-/- ..........................   US              9,300        413,850         1.2
    CONSUMER SERVICES
  Henry Schein, Inc.-/- .....................................   US             11,400        399,000         1.2
    RETAILERS-OTHER
  Lamar Advertising Co.-/- ..................................   US              9,700        385,575         1.1
    BUSINESS & PUBLIC SERVICES
  C.H. Robinson Worldwide, Inc. .............................   US             16,600        371,425         1.1
    TRANSPORTATION - SHIPPING
  Jevic Transportation, Inc.-/- .............................   US             21,100        340,238         1.0
    TRANSPORTATION - SHIPPING
  Universal Outdoor Holdings, Inc.-/- .......................   US              5,900        306,800         0.9
    BUSINESS & PUBLIC SERVICES
  Bright Horizons, Inc.-/- ..................................   US             16,000        300,000         0.9
    CONSUMER SERVICES
  Hagler Bailly, Inc.-/- ....................................   US             10,900        245,250         0.7
    BUSINESS & PUBLIC SERVICES
  Service Experts, Inc.-/- ..................................   US              8,400        240,450         0.7
    CONSUMER SERVICES
  Industrial Distribution Group, Inc.-/- ....................   US             13,900        218,056         0.6
    WHOLESALE & INTERNATIONAL TRADE
  Execustay Corp.-/- ........................................   US             19,300        188,175         0.6
    LEISURE & TOURISM
  BridgeStreet Accommodations, Inc.-/- ......................   US             17,700        179,766         0.5
    CONSUMER SERVICES
  EduTrek International, Inc. "A"-/- ........................   US              4,900        127,400         0.4
    BUSINESS & PUBLIC SERVICES

    The accompanying notes are an integral part of the financial statements.

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Linens 'N Things, Inc.-/- .................................   US              1,800   $     78,525         0.2
    RETAILERS-APPAREL
  NEXTLINK Communications, Inc. "A"-/- ......................   US              3,600         76,725         0.2
    TELEPHONE - REGIONAL/LOCAL
  Coldwater Creek, Inc.-/- ..................................   US              1,800         60,750         0.2
    RETAILERS-OTHER
                                                                                        ------------
                                                                                          11,210,910
                                                                                        ------------
Health Care (14.3%)
  Jones Medical Industries, Inc. ............................   US             16,700        638,775         1.9
    MEDICAL TECHNOLOGY & SUPPLIES
  SangStat Medical Corp.-/- .................................   US              9,400        380,700         1.1
    MEDICAL TECHNOLOGY & SUPPLIES
  Atria Communities, Inc.-/- ................................   US             21,300        364,763         1.1
    HEALTH CARE SERVICES
  ESC Medical Systems Ltd.-/- {\/} ..........................   ISRL            9,400        364,250         1.1
    MEDICAL TECHNOLOGY & SUPPLIES
  SEQUUS Pharmaceuticals, Inc.-/- ...........................   US             47,900        356,256         1.1
    PHARMACEUTICALS
  AmeriSource Health Corp. "A"-/- ...........................   US              5,600        329,000         1.0
    HEALTH CARE SERVICES
  Waters Corp.-/- ...........................................   US              8,500        319,813         1.0
    MEDICAL TECHNOLOGY & SUPPLIES
  Arris Pharmaceutical Corp.-/- .............................   US             36,800        308,200         0.9
    PHARMACEUTICALS
  Pharmacopeia, Inc.-/- .....................................   US             18,100        289,600         0.9
    BIOTECHNOLOGY
  Lunar Corp.-/- ............................................   US             13,800        282,900         0.8
    MEDICAL TECHNOLOGY & SUPPLIES
  VIVUS, Inc.-/- ............................................   US             24,600        261,375         0.8
    MEDICAL TECHNOLOGY & SUPPLIES
  COR Therapeutics, Inc.-/- .................................   US              9,700        218,250         0.6
    BIOTECHNOLOGY
  Focal, Inc.-/- ............................................   US             18,000        191,250         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  Nitinol Medical Technologies, Inc.-/- .....................   US             15,000        120,000         0.4
    MEDICAL TECHNOLOGY & SUPPLIES
  Gilead Sciences, Inc.-/- ..................................   US              2,700        103,275         0.3
    BIOTECHNOLOGY
  AmeriPath, Inc.-/- ........................................   US              5,800         98,600         0.3
    HEALTH CARE SERVICES
  Depotech Corp.-/- .........................................   US             23,500         83,719         0.3
    PHARMACEUTICALS
  Sofamor Danek Group, Inc.-/- ..............................   US                600         39,038         0.1
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                           4,749,764
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (13.2%)
  Software AG Systems, Inc.-/- ..............................   US             31,600   $    458,200         1.4
    SOFTWARE
  Documentum, Inc.-/- .......................................   US             10,000        421,250         1.3
    SOFTWARE
  Analysts International Corp. ..............................   US             11,050        381,225         1.1
    COMPUTERS & PERIPHERALS
  Roper Industries, Inc. ....................................   US             12,600        355,950         1.1
    INSTRUMENTATION & TEST
  Pegasystems, Inc.-/- ......................................   US             16,000        323,000         1.0
    SOFTWARE
  Integrated Circuit Systems, Inc.-/- .......................   US             10,900        310,650         0.9
    SEMICONDUCTORS
  MRV Communications, Inc.-/- ...............................   US             12,900        307,988         0.9
    TELECOM TECHNOLOGY
  Ciber, Inc.-/- ............................................   US              4,800        278,400         0.8
    COMPUTERS & PERIPHERALS
  Inacom Corp.-/- ...........................................   US              9,300        260,981         0.8
    COMPUTERS & PERIPHERALS
  Peerless Systems Corp.-/- .................................   US             18,500        238,188         0.7
    SOFTWARE
  Metro Information Services, Inc.-/- .......................   US              7,700        213,675         0.6
    COMPUTERS & PERIPHERALS
  Aspect Development, Inc.-/- ...............................   US              3,400        176,800         0.5
    SOFTWARE
  Logility, Inc.-/- .........................................   US             18,100        176,475         0.5
    SOFTWARE
  Cirrus Logic, Inc.-/- .....................................   US             15,800        167,875         0.5
    SEMICONDUCTORS
  Pericom Semiconductor Corp.-/- ............................   US             15,400        112,613         0.3
    SEMICONDUCTORS
  FactSet Research Systems, Inc.-/- .........................   US              2,300         70,725         0.2
    COMPUTERS & PERIPHERALS
  Aehr Test Systems-/- ......................................   US              8,400         67,200         0.2
    INSTRUMENTATION & TEST
  PRI Automation, Inc.-/- ...................................   US              2,000         57,750         0.2
    COMPUTERS & PERIPHERALS
  Excel Switching Corp.-/- ..................................   US              2,800         50,050         0.2
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                           4,428,995
                                                                                        ------------
Finance (9.3%)
  AmeriCredit Corp.-/- ......................................   US             15,100        418,081         1.2
    CONSUMER FINANCE
  Camden Property Trust .....................................   US             13,400        415,400         1.2
    REAL ESTATE INVESTMENT TRUST
  LaSalle Partners, Inc.-/- .................................   US             11,500        409,688         1.2
    REAL ESTATE
  Affiliated Managers Group, Inc.-/- ........................   US             13,000        377,000         1.1
    INVESTMENT MANAGEMENT

    The accompanying notes are an integral part of the financial statements.

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  ARM Financial Group, Inc. "A"-/- ..........................   US             13,200   $    348,150         1.0
    INVESTMENT MANAGEMENT
  HomeSide, Inc.-/- .........................................   US             12,000        330,750         1.0
    SAVINGS & LOANS
  Stirling Cooke Brown Holdings Ltd.-/- .....................   US              8,900        218,050         0.6
    INSURANCE - PROPERTY-CASUALTY
  Resource America, Inc. "A" ................................   US              3,900        178,425         0.5
    CONSUMER FINANCE
  American Capital Strategies Ltd. ..........................   US              9,800        177,625         0.5
    CONSUMER FINANCE
  PAULA Financial-/- ........................................   US              5,800        133,400         0.4
    REAL ESTATE
  Tower Realty Trust, Inc. ..................................   US              5,100        125,588         0.4
    REAL ESTATE INVESTMENT TRUST
  Citizens National Bank of Texas ...........................   US              6,600         82,500         0.2
    BANKS-REGIONAL
                                                                                        ------------
                                                                                           3,214,657
                                                                                        ------------
Capital Goods (7.4%)
  General Cable Corp.-/- ....................................   US             17,500        633,281         1.9
    INDUSTRIAL COMPONENTS
  Knoll, Inc.-/- ............................................   US             18,400        591,100         1.8
    OFFICE EQUIPMENT
  Chart Industries, Inc. ....................................   US             17,100        390,094         1.2
    MACHINERY & ENGINEERING
  OSI Systems, Inc.-/- ......................................   US             22,300        273,175         0.8
    ELECTRICAL PLANT/EQUIPMENT
  Wyman-Gordon Co.-/- .......................................   US             13,700        268,863         0.8
    ELECTRICAL PLANT/EQUIPMENT
  The Middleby Corp.-/- .....................................   US             20,700        161,719         0.5
    MACHINERY & ENGINEERING
  Power-One, Inc.-/- ........................................   US              9,000        123,750         0.4
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                           2,441,982
                                                                                        ------------
Energy (5.4%)
  Newfield Exploration Co.-/- ...............................   US             27,900        650,419         1.9
    OIL
  Hanover Compressor Co.-/- .................................   US             27,800        556,000         1.7
    ENERGY EQUIPMENT & SERVICES
  Pride International, Inc.-/- ..............................   US             10,400        262,600         0.8
    OIL
  ADAC Laboratories-/- ......................................   US             13,100        258,725         0.8
    ENERGY EQUIPMENT & SERVICES
  Dril-Quip, Inc.-/- ........................................   US              2,000         70,250         0.2
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                           1,797,994
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (4.2%)
  JLK Direct Distribution, Inc. "A"-/- ......................   US             20,200   $    565,600         1.7
    OTHER CONSUMER GOODS
  DM Management Co.-/- ......................................   US             20,900        326,563         1.0
    OTHER CONSUMER GOODS
  GameTech International, Inc.-/- ...........................   US             30,100        323,575         1.0
    RECREATION
  Meadowcraft, Inc.-/- ......................................   US             13,600        159,800         0.5
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           1,375,538
                                                                                        ------------
Materials/Basic Industry (3.9%)
  Cambrex Corp. .............................................   US             10,100        464,600         1.4
    CHEMICALS
  Gibraltar Steel Corp.-/- ..................................   US             22,600        446,350         1.3
    METALS - STEEL
  Crompton & Knowles Corp. ..................................   US             12,700        336,550         1.0
    CHEMICALS
  Steel Dynamics, Inc.-/- ...................................   US              4,200         67,200         0.2
    METALS - STEEL
                                                                                        ------------
                                                                                           1,314,700
                                                                                        ------------
Consumer Durables (3.8%)
  Avis Rent A Car, Inc.-/- ..................................   US             17,000        542,938         1.6
    AUTOMOBILES
  Tower Automotive, Inc.-/- .................................   US             10,800        454,275         1.3
    AUTO PARTS
  Aftermarket Technology Corp.-/- ...........................   US             17,400        315,375         0.9
    AUTO PARTS
                                                                                        ------------
                                                                                           1,312,588
                                                                                        ------------
Multi-Industry/Miscellaneous (2.5%)
  Cornell Corrections, Inc.-/- ..............................   US             23,500        487,625         1.4
    MISCELLANEOUS
  Equity Corporation International-/- .......................   US             15,600        360,750         1.1
    MISCELLANEOUS
                                                                                        ------------
                                                                                             848,375
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $31,799,304) .................                             32,695,503        97.0
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%
   collateralized by $905,000 U.S. Treasury Notes, 5.75% due
   12/31/98 (market value of collateral is $905,993,
   including accrued interest). (cost $884,000)  ............                           $    884,000         2.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $32,683,304)  * .....................                             33,579,503        99.6
Other Assets and Liabilities ................................                                131,240         0.4
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 33,710,743       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $32,768,260 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,952,339
                 Unrealized depreciation:            (2,141,096)
                                                  -------------
                 Net unrealized appreciation:     $     811,243
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (36.5%)
  Cendant Corp.-/- ..........................................   US            924,232   $ 31,770,471         6.2
    RETAILERS-OTHER
  Snyder Communications, Inc.-/- ............................   US            571,700     20,867,050         4.1
    CONSUMER SERVICES
  Outdoor Systems, Inc.-/- ..................................   US            477,325     18,317,347         3.6
    BUSINESS & PUBLIC SERVICES
  Signature Resorts, Inc.-/- ................................   US            789,900     17,279,063         3.4
    LEISURE & TOURISM
  Hilton Hotels Corp. .......................................   US            502,100     14,937,475         2.9
    LEISURE & TOURISM
  U.S. Office Products Co.-/- ...............................   US            734,650     14,417,506         2.8
    CONSUMER SERVICES
  Caribiner International, Inc.-/- ..........................   US            320,500     14,262,250         2.8
    CONSUMER SERVICES
  Universal Outdoor Holdings, Inc.-/- .......................   US            264,900     13,774,800         2.7
    BUSINESS & PUBLIC SERVICES
  Mirage Resorts, Inc.-/- ...................................   US            381,900      8,688,225         1.7
    LEISURE & TOURISM
  Nextel Communications, Inc. "A"-/- ........................   US            303,300      7,885,800         1.5
    WIRELESS COMMUNICATIONS
  Valassis Communications, Inc.-/- ..........................   US            209,400      7,747,800         1.5
    BROADCASTING & PUBLISHING
  Paychex, Inc. .............................................   US            140,200      7,097,625         1.4
    CONSUMER SERVICES
  Service Corporation International .........................   US            137,500      5,078,906         1.0
    CONSUMER SERVICES
  Wolverine World Wide, Inc. ................................   US            201,600      4,561,200         0.9
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                         186,685,518
                                                                                        ------------
Finance (14.6%)
  Conseco, Inc. .............................................   US            348,200     15,821,338         3.1
    INSURANCE - MULTI-LINE
  GreenPoint Financial Corp. ................................   US            154,100     11,181,881         2.2
    BANKS-REGIONAL
  CMAC Investment Corp. .....................................   US            149,700      9,038,138         1.8
    INSURANCE - PROPERTY-CASUALTY
  National Commerce Bancorp. ................................   US            252,800      8,911,200         1.7
    OTHER FINANCIAL
  Exel Ltd. .................................................   US            120,500      7,636,688         1.5
    INSURANCE - PROPERTY-CASUALTY
  The CIT Group, Inc. "A"-/- ................................   US            228,400      7,365,900         1.4
    CONSUMER FINANCE
  Consolidated Capital Corp.-/- .............................   US            323,500      6,571,094         1.3
    INVESTMENT MANAGEMENT
  Student Loan Marketing Association ........................   US             42,800      5,954,550         1.2
    OTHER FINANCIAL
  Ace Ltd. ..................................................   US             20,100      1,939,650         0.4
    INSURANCE - PROPERTY-CASUALTY
                                                                                        ------------
                                                                                          74,420,439
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (11.1%)
  AmeriSource Health Corp. "A"-/- ...........................   US            214,600   $ 12,607,750         2.5
    HEALTH CARE SERVICES
  McKesson Corp. ............................................   US            114,600     12,398,288         2.4
    HEALTH CARE SERVICES
  HBO & Co. .................................................   US            203,800      9,782,400         1.9
    HEALTH CARE SERVICES
  Quintiles Transnational Corp.-/- ..........................   US            246,100      9,413,325         1.8
    HEALTH CARE SERVICES
  Covance, Inc.-/- ..........................................   US            337,000      6,697,875         1.3
    HEALTH CARE SERVICES
  Guidant Corp. .............................................   US             97,400      6,063,150         1.2
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                          56,962,788
                                                                                        ------------
Technology (11.1%)
  PeopleSoft, Inc.-/- .......................................   US            380,600     14,843,400         2.9
    SOFTWARE
  Sterling Commerce, Inc.-/- ................................   US            365,200     14,037,375         2.7
    SOFTWARE
  Ciena Corp.-/- ............................................   US            186,700     11,412,038         2.2
    TELECOM TECHNOLOGY
  CBT Group PLC - ADR-/- {\/} ...............................   IRE           110,800      9,099,450         1.8
    COMPUTERS & PERIPHERALS
  Pegasystems, Inc.-/- ......................................   US            371,300      7,495,619         1.5
    SOFTWARE
                                                                                        ------------
                                                                                          56,887,882
                                                                                        ------------
Materials/Basic Industry (9.7%)
  Crompton & Knowles Corp. ..................................   US            529,200     14,023,800         2.7
    CHEMICALS
  International Specialty Products, Inc.-/- .................   US            834,000     12,457,875         2.4
    CHEMICALS
  Sealed Air Corp.-/- .......................................   US            201,000     12,411,750         2.4
    PLASTICS & RUBBER
  J. Ray McDermott S.A.-/- ..................................   US            263,900     11,347,700         2.2
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          50,241,125
                                                                                        ------------
Energy (8.6%)
  Cooper Cameron Corp.-/- ...................................   US            170,500     10,400,500         2.0
    ENERGY EQUIPMENT & SERVICES
  BJ Services Co.-/- ........................................   US            120,600      8,675,663         1.7
    ENERGY EQUIPMENT & SERVICES
  Anadarko Petroleum Corp. ..................................   US            138,900      8,429,494         1.7
    OIL
  Smith International, Inc.-/- ..............................   US            135,600      8,322,450         1.6
    ENERGY EQUIPMENT & SERVICES

    The accompanying notes are an integral part of the financial statements.

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Santa Fe International Corp. ..............................   US            198,200   $  8,064,263         1.6
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          43,892,370
                                                                                        ------------
Consumer Durables (4.1%)
  Avis Rent A Car, Inc.-/- ..................................   US            326,900     10,440,369         2.0
    AUTOMOBILES
  Hertz Corp. "A" ...........................................   US            152,500      6,138,125         1.2
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US            235,000      4,817,500         0.9
    AUTOMOBILES
                                                                                        ------------
                                                                                          21,395,994
                                                                                        ------------
Multi-Industry/Miscellaneous (2.4%)
  Corrections Corporation of America-/- .....................   US            324,500     12,026,781         2.4
                                                                                        ------------
    MISCELLANEOUS
Consumer Non-Durables (1.3%)
  International Home Foods, Inc.-/- .........................   US            240,400      6,731,200         1.3
                                                                                        ------------
    FOOD
Capital Goods (1.3%)
  U.S. Filter Corp.-/- ......................................   US            213,100      6,379,681         1.3
    ENVIRONMENTAL
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $450,142,030) ................                            515,623,778       100.7
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $20,985,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $21,004,684,
   including accrued interest).
   (cost $20,589,000)  ......................................                             20,589,000         4.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $470,731,030)  * ....................                            536,212,778       104.7
Other Assets and Liabilities ................................                            (23,930,616)       (4.7)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $512,282,162       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $472,057,961 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  72,285,341
                 Unrealized depreciation:            (8,130,524)
                                                  -------------
                 Net unrealized appreciation:     $  64,154,817
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (36.6%)
  Student Loan Marketing Association ........................   US              5,175   $    719,972         2.9
    OTHER FINANCIAL
  Travelers Group, Inc. .....................................   US             11,850        638,419         2.6
    INSURANCE - MULTI-LINE
  Allstate Corp. ............................................   US              6,875        624,766         2.5
    INSURANCE - MULTI-LINE
  Chase Manhattan Corp. .....................................   US              5,675        621,413         2.5
    BANKS-MONEY CENTER
  Household International, Inc. .............................   US              4,600        586,779         2.4
    OTHER FINANCIAL
  NationsBank Corp. .........................................   US              9,600        583,800         2.3
    BANKS-SUPER REGIONAL
  First Union Corp. (N.C.) ..................................   US             11,300        579,125         2.3
    BANKS-SUPER REGIONAL
  Exel Ltd. .................................................   US              8,900        564,038         2.3
    INSURANCE - PROPERTY-CASUALTY
  BankAmerica Corp. .........................................   US              7,250        529,250         2.1
    BANKS-SUPER REGIONAL
  Citicorp ..................................................   US              4,100        518,394         2.1
    BANKS-MONEY CENTER
  Fleet Financial Group, Inc. ...............................   US              5,800        434,638         1.8
    BANKS-SUPER REGIONAL
  GreenPoint Financial Corp. ................................   US              5,900        428,119         1.7
    BANKS-REGIONAL
  Norwest Corp. .............................................   US             10,950        422,944         1.7
    BANKS-REGIONAL
  Equity Office Properties Trust ............................   US              9,700        306,156         1.2
    REAL ESTATE INVESTMENT TRUST
  Crescent Real Estate Equities Co. .........................   US              7,200        283,500         1.1
    REAL ESTATE INVESTMENT TRUST
  Tower Realty Trust, Inc. ..................................   US             11,100        273,338         1.1
    REAL ESTATE INVESTMENT TRUST
  Patriot American Hospitality, Inc. ........................   US              9,198        265,017         1.1
    REAL ESTATE INVESTMENT TRUST
  Equity Residential Property Trust .........................   US              4,875        246,492         1.0
    REAL ESTATE INVESTMENT TRUST
  Highwoods Properties, Inc. ................................   US              6,425        238,930         1.0
    REAL ESTATE INVESTMENT TRUST
  Felcor Suite Hotels, Inc. .................................   US              6,025        213,888         0.9
    REAL ESTATE INVESTMENT TRUST
                                                                                        ------------
                                                                                           9,078,978
                                                                                        ------------
Energy (16.4%)
  McDermott International, Inc. .............................   US             13,900        509,088         2.0
    ENERGY EQUIPMENT & SERVICES
  Mobil Corp. ...............................................   US              6,300        454,781         1.8
    OIL
  Amerada Hess Corp. ........................................   US              8,025        440,372         1.8
    OIL

    The accompanying notes are an integral part of the financial statements.

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Tosco Corp. ...............................................   US             10,600   $    400,813         1.6
    GAS PRODUCTION & DISTRIBUTION
  Unocal Corp. ..............................................   US              9,800        380,363         1.5
    OIL
  Ultramar Diamond Shamrock Corp. ...........................   US             11,925        380,109         1.5
    OIL
  Pinnacle West Capital Corp. ...............................   US              8,025        340,059         1.4
    ELECTRICAL & GAS UTILITIES
  Texaco, Inc. ..............................................   US              5,850        318,094         1.3
    OIL
  Edison International ......................................   US             10,300        280,031         1.1
    ELECTRICAL & GAS UTILITIES
  Central & South West Corp. ................................   US              8,700        235,444         1.0
    ELECTRICAL & GAS UTILITIES
  GPU, Inc. .................................................   US              5,225        220,103         0.9
    ELECTRICAL & GAS UTILITIES
  CMS Energy Corp. ..........................................   US              2,550        112,359         0.5
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           4,071,616
                                                                                        ------------
Services (14.5%)
  Bell Atlantic Corporation .................................   US              7,500        682,500         2.8
    TELEPHONE - REGIONAL/LOCAL
  Federated Department Stores, Inc.-/- ......................   US             15,800        680,388         2.7
    RETAILERS-APPAREL
  U.S. West, Inc. ...........................................   US             12,500        564,063         2.3
    TELEPHONE - REGIONAL/LOCAL
  Burlington Northern, Inc. .................................   US              6,000        557,625         2.3
    TRANSPORTATION - ROAD & RAIL
  The Limited, Inc. .........................................   US             19,825        505,538         2.0
    RETAILERS-APPAREL
  Time Warner, Inc. .........................................   US              5,525        342,550         1.4
    BROADCASTING & PUBLISHING
  ITT Corp.-/- ..............................................   US              3,100        256,913         1.0
    LEISURE & TOURISM
                                                                                        ------------
                                                                                           3,589,577
                                                                                        ------------
Materials/Basic Industry (11.2%)
  Imperial Chemical Industries PLC - ADR{\/} ................   UK             10,900        707,819         2.9
    CHEMICALS
  Hercules, Inc. ............................................   US              8,075        404,255         1.6
    CHEMICALS
  Stone Container Corp.-/- ..................................   US             38,600        402,888         1.6
    PAPER/PACKAGING
  Crompton & Knowles Corp. ..................................   US             14,400        381,600         1.5
    CHEMICALS
  W.R. Grace & Co. ..........................................   US              4,225        339,848         1.4
    CHEMICALS
  Aluminum Company of America (ALCOA) .......................   US              4,400        309,650         1.2
    METALS - NON-FERROUS

    The accompanying notes are an integral part of the financial statements.

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  PPG Industries, Inc. ......................................   US              4,200   $    239,925         1.0
    CHEMICALS
                                                                                        ------------
                                                                                           2,785,985
                                                                                        ------------
Consumer Durables (6.4%)
  Ford Motor Co. ............................................   US             14,650        713,272         2.9
    AUTOMOBILES
  Chrysler Corp. ............................................   US             12,725        447,761         1.8
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US             20,000        410,000         1.7
    AUTOMOBILES
                                                                                        ------------
                                                                                           1,571,033
                                                                                        ------------
Consumer Non-Durables (5.2%)
  RJR Nabisco Holdings Corp. ................................   US             16,875        632,813         2.5
    TOBACCO
  Philip Morris Cos., Inc. ..................................   US              8,550        387,422         1.6
    TOBACCO
  Fruit of the Loom, Inc.-/- ................................   US             10,700        274,188         1.1
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                           1,294,423
                                                                                        ------------
Technology (4.9%)
  International Business Machines Corp. .....................   US              7,000        731,938         2.9
    COMPUTERS & PERIPHERALS
  Compaq Computer Corp.-/- ..................................   US              8,950        505,116         2.0
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           1,237,054
                                                                                        ------------
Capital Goods (1.2%)
  Textron, Inc. .............................................   US              4,800        300,000         1.2
    AEROSPACE/DEFENSE
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $21,927,922) .................                             23,928,666        96.4
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $1,130,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $1,131,060,
   including accrued interest).
   (cost $1,104,000)  .......................................                           $  1,104,000         4.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $23,031,922)  * .....................                             25,032,666       100.8
Other Assets and Liabilities ................................                               (208,051)       (0.8)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 24,824,615       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $23,069,999 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,281,685
                 Unrealized depreciation:              (319,018)
                                                  -------------
                 Net unrealized appreciation:     $   1,962,667
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                          GT GLOBAL
                                                                        ---------------------------------------------
                                                                           AMERICA         AMERICA
                                                                          SMALL CAP        MID CAP        AMERICA
                                                                            GROWTH         GROWTH          VALUE
                                                                        FUND-CONSOLIDATED     FUND     FUND-CONSOLIDATED
                                                                        --------------  -------------  --------------
Assets:
  Investments in securities, at value (cost $32,683,304; $470,731,030;
   and $23,031,922, respectively) (Note 1)............................    $33,579,503    $536,212,778    $25,032,666
  U.S. currency.......................................................           927             295            988
  Dividends receivable................................................        10,766         125,429         42,920
  Interest receivable.................................................           142           3,317            177
  Receivable for Fund shares sold.....................................       358,830         628,959        306,827
  Receivable for securities sold......................................       887,683              --         90,237
  Unamortized organizational costs (Note 1)...........................        49,458              --         49,458
                                                                        --------------  -------------  --------------
    Total assets......................................................    34,887,309     536,970,778     25,523,273
                                                                        --------------  -------------  --------------
Liabilities:
  Payable for custodian fees..........................................         2,924          25,081          2,892
  Payable for Directors' and Trustees' fees and expenses (Note 2).....         5,310           5,062          5,725
  Payable for fund accounting fees (Note 2)...........................         1,488           9,945            652
  Payable for Fund shares repurchased.................................       716,716       3,845,129        356,809
  Payable for investment management and administration fees (Note
   2).................................................................        19,707         306,242            417
  Payable for printing and postage expenses...........................        16,077          31,815         16,948
  Payable for professional fees.......................................        15,217          27,546         19,018
  Payable for registration and filing fees............................        15,960           3,900          8,146
  Payable for securities purchased....................................       348,610      19,887,085        263,514
  Payable for service and distribution expenses (Note 2)..............        21,124         285,634         15,365
  Payable for transfer agent fees (Note 2)............................        11,763         231,778          5,430
  Other accrued expenses..............................................         1,570          29,399          3,642
                                                                        --------------  -------------  --------------
    Total liabilities.................................................     1,176,466      24,688,616        698,558
  Minority interest (Notes 1 & 2).....................................           100              --            100
                                                                        --------------  -------------  --------------
Net assets............................................................    $33,710,743    $512,282,162    $24,824,615
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Class A:
Net asset value and redemption price per share ($10,896,107 DIVIDED BY
 763,367;
 $255,674,204 DIVIDED BY 12,169,079; and $7,668,100 DIVIDED BY 444,643
 shares outstanding, respectively) ...................................    $    14.27     $     21.01     $    17.25
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Maximum offering price per share (100/95.25 of $14.27; 100/95.25 of
 $21.01; and 100/95.25 of $17.25, respectively) *.....................    $    14.98     $     22.06     $    18.11
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Class B:+
Net asset value and offering price per share $21,222,157 DIVIDED BY
 1,509,212; $255,468,031 DIVIDED BY 12,580,716; and $16,717,458
 DIVIDED BY 981,035 shares outstanding, respectively).................    $    14.06     $     20.31     $    17.04
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Advisor Class:
Net asset value and offering price per share, and redemption price per share ($1,592,479 DIVIDED BY 110,687; $1,139,927 DIVIDED BY 54,025;
 and $439,057 DIVIDED BY 25,283 shares outstanding, respectively).....    $    14.39     $     21.10     $    17.37
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Net assets consist of:
  Paid in capital (Note 4)............................................    $31,557,971    $430,679,692    $22,421,981
  Accumulated net realized gain on investments........................     1,256,573      16,120,722        401,890
  Net unrealized appreciation of investments..........................       896,199      65,481,748      2,000,744
                                                                        --------------  -------------  --------------
Total -- representing net assets applicable to capital shares
 outstanding..........................................................    $33,710,743    $512,282,162    $24,824,615
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

                            STATEMENTS OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

                                                                                 GT GLOBAL
                                                                 ------------------------------------------
                                                                    AMERICA       AMERICA
                                                                   SMALL CAP      MID CAP        AMERICA
                                                                    GROWTH         GROWTH         VALUE
                                                                 FUND-CONSOLIDATED     FUND   FUND-CONSOLIDATED
                                                                 -------------  ------------  -------------
Investment income: (Note 1)
  Dividend income..............................................   $    35,957    $2,095,256    $   357,943
  Interest income..............................................        95,213       519,576         46,139
                                                                 -------------  ------------  -------------
    Total investment income....................................       131,170     2,614,832        404,082
                                                                 -------------  ------------  -------------
Expenses:
  Investment management and administration fees (Note 2).......       184,004     3,999,732        113,543
  Amortization of organization costs (Note 1)..................        17,702            --         17,702
  Custodian Fees...............................................        21,876       137,385          9,431
  Directors' and Trustees' fees and expenses (Note 2)..........        14,813        12,580         12,042
  Fund accounting fees (Note 2)................................         6,379       142,274          3,938
  Printing and postage expenses................................        61,435       102,242         51,829
  Professional fees............................................        63,468        72,533         71,745
  Registration and filing fees.................................        72,360        73,688         65,399
  Service and distribution expenses: (Note 2)
    Class A....................................................        33,776       958,593         17,701
    Class B....................................................       148,043     2,781,908        102,587
  Transfer agent fees (Note 2).................................       102,790     1,545,314         59,946
  Other expenses (Note 1)......................................         5,430       156,232          9,271
                                                                 -------------  ------------  -------------
    Total expenses before reductions and reimbursement.........       732,076     9,982,481        535,134
                                                                 -------------  ------------  -------------
      Expenses reimbursed by Chancellor LGT Asset Management,
       Inc. (Note 2)...........................................      (131,297)           --       (151,962)
      Expense reductions (Notes 1 & 5).........................       (20,049)     (600,349)        (1,332)
                                                                 -------------  ------------  -------------
    Total net expenses.........................................       580,730     9,382,132        381,840
                                                                 -------------  ------------  -------------
Net investment income (loss)...................................      (449,560)   (6,767,300)        22,242
                                                                 -------------  ------------  -------------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain on investments.............................     2,524,251    91,288,360      1,352,859
  Net change in unrealized appreciation (depreciation) of
   investments.................................................     1,674,235   (23,043,968)     2,016,032
                                                                 -------------  ------------  -------------
Net realized and unrealized gain on investments................     4,198,486    68,244,392      3,368,891
                                                                 -------------  ------------  -------------
Net increase in net assets resulting from operations...........   $ 3,748,926    $61,477,092   $ 3,391,133
                                                                 -------------  ------------  -------------
                                                                 -------------  ------------  -------------

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                            GT GLOBAL
                                          -----------------------------------------------------------------------------
                                             AMERICA SMALL CAP           AMERICA MID CAP            AMERICA VALUE
                                          GROWTH FUND-CONSOLIDATED         GROWTH FUND            FUND-CONSOLIDATED
                                          ------------------------  -------------------------  ------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED                 YEAR ENDED   YEAR ENDED
                                           DECEMBER     DECEMBER     DECEMBER     YEAR ENDED    DECEMBER     DECEMBER
                                              31,          31,          31,      DECEMBER 31,      31,          31,
                                             1997         1996         1997          1996         1997         1996
                                          -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........   $(449,560)   $(110,516)  $(6,767,300) $ (1,367,346)  $  22,242    $ (30,160)
  Net realized gain on investments and
   foreign currency transactions........   2,524,251    1,264,689    91,288,360    24,339,369   1,352,859      733,904
  Net change in unrealized appreciation
   (depreciation) of investments........   1,674,235     (782,829)  (23,043,968)   76,318,599   2,016,032      (69,965)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Net increase in net assets resulting
     from operations....................   3,748,926      371,344    61,477,092    99,290,622   3,391,133      633,779
                                          -----------  -----------  -----------  ------------  -----------  -----------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --     (12,256)          --
  From net realized gain on
   investments..........................    (213,287)    (564,752)  (27,861,047)  (21,518,831)   (482,262)      (7,007)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --          --           --
  From net realized gain on
   investments..........................    (410,555)    (727,944)  (29,550,073)  (20,232,121) (1,128,861)     (14,950)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --      (1,610)          --
  From net realized gain on
   investments..........................     (32,021)     (28,106)     (120,835)     (167,680)    (30,657)        (443)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Total distributions.................    (655,863)  (1,320,802)  (57,531,955)  (41,918,632) (1,655,646)     (22,400)
                                          -----------  -----------  -----------  ------------  -----------  -----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  60,411,522   43,976,336   783,255,935  2,122,781,710 33,884,259   11,770,124
  Decrease from capital shares
   repurchased..........................  (49,371,158) (27,455,528) (954,921,988) (2,246,270,951) (19,018,130) (6,364,460)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Net increase (decrease) from capital
     share transactions.................  11,040,364   16,520,808   (171,666,053) (123,489,241) 14,866,129   5,405,664
                                          -----------  -----------  -----------  ------------  -----------  -----------
Total increase (decrease) in net
 assets.................................  14,133,427   15,571,350   (167,720,916)  (66,117,251) 16,601,616   6,017,043
Net assets:
  Beginning of year.....................  19,577,316    4,005,966   680,003,078   746,120,329   8,222,999    2,205,956
                                          -----------  -----------  -----------  ------------  -----------  -----------
  End of year  *........................  3$3,710,743  1$9,577,316  $512,282,162 $680,003,078  2$4,824,615   $8,222,999
                                          -----------  -----------  -----------  ------------  -----------  -----------
                                          -----------  -----------  -----------  ------------  -----------  -----------
 * Includes undistributed/accumulated
   net investment income (loss) of......   $      --    $      --   $        --  $         --   $      --    $      --
                                          -----------  -----------  -----------  ------------  -----------  -----------
                                          -----------  -----------  -----------  ------------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.52     $   11.80      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.18)   **      (0.05) **        0.04*
  Net realized and unrealized gain on
   investments..........................        2.20          1.69           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        2.02          1.64           0.37
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.27     $   12.52      $   11.80
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       16.23 %       13.81 %         3.24 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  10,896     $   8,448      $   1,931
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (1.40)%       (0.38)%         1.68 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (2.00)%       (1.47)%       (20.52)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.92 %        2.00 %         2.00 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.52 %        3.09 %        24.20 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                           CLASS B
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.42     $   11.78      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.26)   **      (0.14) **        0.02*
  Net realized and unrealized gain on
   investments..........................        2.17          1.70           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        1.91          1.56           0.35
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.06     $   12.42      $   11.78
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       15.47 %       13.14 %         3.06 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  21,222     $  10,694      $   2,024
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (2.05)%       (1.03)%         1.03 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (2.65)%       (2.12)%       (21.17)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        2.57 %        2.65 %         2.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        3.17 %        3.74 %        24.85 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                        ADVISOR CLASS
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.58     $   11.81      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.14)   **         --**        0.05*
  Net realized and unrealized gain on
   investments..........................        2.22          1.69           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        2.08          1.69           0.38
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.39     $   12.58      $   11.81
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       16.63 %       14.22 %         3.32 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   1,592     $     435      $      52
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (1.05)%       (0.03)%         2.03 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.65)%       (1.12)%       (20.17)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.57 %        1.65 %         1.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.17 %        2.74 %        23.85 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                             MID CAP GROWTH FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                             1997        1996        1995      1994 (D)      1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.77   $   19.07   $   17.69   $   17.17   $   17.12
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.20)       0.03        0.24        0.04       (0.21)
  Net realized and unrealized gain on
   investments..........................       3.00        2.96        3.93        2.55        1.56
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       2.80        2.99        4.17        2.59        1.35
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.21)      (0.02)         --
  From net realized gain on
   investments..........................      (2.56)      (1.29)      (2.58)      (2.05)      (1.30)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (2.56)      (1.29)      (2.79)      (2.07)      (1.30)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   21.01   $   20.77   $   19.07   $   17.69   $   17.17
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      14.05%      15.65%      23.23%      15.69%        8.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 255,674   $ 343,427   $ 396,291   $ 196,937   $ 116,468
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.90)%      0.12%       1.24%       0.17%       (0.7)%
  Without expense reductions............      (1.01)%      0.07%        N/A         N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.37%       1.36%       1.46%       1.58%        1.6%
  Without expense reductions............       1.48%       1.41%        N/A         N/A         N/A
Portfolio turnover rate++++.............        190%        253%         71%        102%         92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0574   $  0.0536         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                               MID CAP GROWTH FUND
                                          -------------------------------------------------------------
                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                             1997        1996        1995      1994 (D)       1993
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.28   $   18.77   $   17.50   $   17.09     $   15.90
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.34)      (0.11)       0.10       (0.09)        (0.29)
  Net realized and unrealized gain on
   investments..........................       2.93        2.91        3.87        2.55          2.78
                                          ----------  ----------  ----------  ----------  -------------
    Net increase from investment
     operations.........................       2.59        2.80        3.97        2.46          2.49
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.12)         --            --
  From net realized gain on
   investments..........................      (2.56)      (1.29)      (2.58)      (2.05)        (1.30)
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (2.56)      (1.29)      (2.70)      (2.05)        (1.30)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   20.31   $   20.28   $   18.77   $   17.50     $   17.09
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............      13.35%      14.82%      22.42%      15.06%         16.1%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 255,468   $ 334,590   $ 348,435   $  80,060     $   1,982
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.55)%     (0.53)%      0.59%      (0.48)%        (1.3)%(a)
  Without expense reductions............      (1.66)%     (0.58)%       N/A         N/A           N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.02%       2.01%       2.11%       2.23%          2.2%(a)
  Without expense reductions............       2.13%       2.06%        N/A         N/A           N/A
Portfolio turnover rate++++.............        190%        253%         71%        102%           92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0574   $  0.0536         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     MID CAP GROWTH FUND
                                          -----------------------------------------
                                                      ADVISOR CLASS+++
                                          -----------------------------------------
                                                                      JUNE 1, 1995
                                           YEAR ENDED    YEAR ENDED        TO
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              1997          1996          1995
                                          ------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   20.76     $   19.05      $   20.61
                                          ------------  ------------  -------------
Income from investment operations:
  Net investment income (loss)..........       (0.15)         0.09           0.21
  Net realized and unrealized gain on
   investments..........................        3.05          2.91           1.09
                                          ------------  ------------  -------------
    Net increase from investment
     operations.........................        2.90          3.00           1.30
                                          ------------  ------------  -------------
Distributions to shareholders:
  From net investment income............          --            --          (0.28)
  From net realized gain on
   investments..........................       (2.56)        (1.29)         (2.58)
                                          ------------  ------------  -------------
    Total distributions.................       (2.56)        (1.29)         (2.86)
                                          ------------  ------------  -------------
Net asset value, end of period..........   $   21.10     $   20.76      $   19.05
                                          ------------  ------------  -------------
                                          ------------  ------------  -------------

Total investment return (c).............       14.54 %       15.72 %         6.01%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   1,140     $   1,986      $   1,394
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       (0.55)%        0.47 %         1.59%(a)
  Without expense reductions............       (0.66)%        0.42 %          N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        1.02 %        1.01 %         1.11%(a)
  Without expense reductions............        1.13 %        1.06 %          N/A
Portfolio turnover rate++++.............         190 %         253 %           71%
Average commission rate per share paid
 on portfolio transactions++++..........   $  0.0574     $  0.0536            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.65     $   12.76      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........        0.09 * *      (0.01) * *        0.03*
  Net realized and unrealized gain on
   investments..........................        3.87          1.94           1.30
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        3.96          1.93           1.33
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............       (0.03)           --             --
  From net realized gain on
   investments..........................       (1.33)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.36)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.25     $   14.65      $   12.76
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       27.23 %       15.12 %        11.64 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   7,668     $   2,529      $     870
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        0.56 %       (0.10)%         1.10 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.42)%       (3.61)%       (47.44)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.99 %        2.00 %         2.00 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.97 %        5.51 %        50.54 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                           CLASS B
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.54     $   12.75      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.01)   **      (0.10) * *        0.01*
  Net realized and unrealized gain on
   investments..........................        3.83          1.93           1.31
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        3.82          1.83           1.32
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............          --            --             --
  From net realized gain on
   investments..........................       (1.32)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.32)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.04     $   14.54      $   12.75
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       26.44 %       14.35 %        11.55 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  16,717     $   5,503      $   1,254
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (0.09)%       (0.75)%         0.45 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.07)%       (4.26)%       (48.09)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        2.64 %        2.65 %         2.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        3.62 %        6.16 %        51.19 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                        ADVISOR CLASS
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.72     $   12.77      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........        0.15 * *       0.03* *        0.04*
  Net realized and unrealized gain on
   investments..........................        3.91          1.96           1.30
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        4.06          1.99           1.34
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............       (0.07)           --             --
  From net realized gain on
   investments..........................       (1.34)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.41)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.37     $   14.72      $   12.77
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       27.78 %       15.58 %        11.72 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     439     $     191      $      81
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        0.91 %        0.25 %         1.45 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.07)%       (3.26)%       (47.09)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.64 %        1.65 %         1.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.62 %        5.16 %        50.19 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund ("Funds"), are separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global America Small Cap Growth Fund and GT Global America Value Fund invest substantially all of their investable assets in Small Cap Growth Portfolio and Value Portfolio ("Portfolios"), respectively. Each of these Portfolios is organized as a New York Trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through December 31, 1997, all of the shares of beneficial interest of each Portfolio were owned either by its respective fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

(B) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio (the phrase "Fund or Portfolio" herein after includes the GT Global America Mid Cap Growth Fund and each of the two Portfolios), it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(C) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the

                            GT GLOBAL AMERICA FUNDS

underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security, and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.

(E) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(F) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the funds:

                                                 DECEMBER 31, 1997              YEAR ENDED
                                          --------------------------------   DECEMBER 31, 1997
                                          AGGREGATE VALUE        CASH        -----------------
GT GLOBAL                                     ON LOAN         COLLATERAL       FEES RECEIVED
----------------------------------------  ---------------   --------------   -----------------
America Small Cap Growth Fund...........   $  1,812,494      $  1,869,550        $ 17,489
America Mid Cap Growth Fund.............     45,019,438        45,567,400         516,083
America Value Fund......................        794,531           810,000             896

Cash collateral is received by the Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Security lending fees earned were used to reduce the Portfolios' custodian fees.

(G) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for each Fund and $25,000 for each Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.

(H) TAXES
It is the policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the

                            GT GLOBAL AMERICA FUNDS

intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund or Portfolios and timing differences.

(J) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(K) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Funds and the GT Funds to borrow an aggregate maximum amount of $250,000,000. Each of these three funds is limited to borrowing up to 33 1/3% of the value of each Funds' total assets. The Funds had no loans outstanding at December 31, 1997.

For the year ended December 31, 1997, the average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund was $101,429, $6,068,763, and $284,000 with a weighted average interest rate of 6.34%, 6.33%, and 6.31%, respectively. Interest expense for GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund for the year ended December 31, 1997 was $125, $125,935, and $50, respectively, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. GT Global America Small Cap Growth Fund and GT Global America Value Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. GT Global America Mid Cap Growth Fund pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's or Portfolio's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained the following sales charges: $5,417 for the GT Global America Small Cap Growth Fund, $38,700 for the GT Global America Mid Cap Growth Fund, and $5,770 for the GT Global America Value Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $23,780 for the year ended December 31, 1997 for the GT Global America Mid Cap Growth Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1997, GT Global collected such CDSCs in the amount of: $60,107 for the GT Global America Small Cap Growth Fund, $2,316,997 for the GT Global America Mid Cap Growth Fund, and $55,700 for the GT Global America Value Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the

                            GT GLOBAL AMERICA FUNDS

Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Funds' Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, Advisor Class Shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to a Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Each Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At December 31, 1997, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,037,388,895, $66,820,422 and $25,951,699, respectively. Sales of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,221,752,474, $55,910,483 and $13,967,002, respectively. There were no purchases or sales of U.S. government obligations by a Fund or Portfolio during the year.

                            GT GLOBAL AMERICA FUNDS

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     2,067,494  $   28,341,345     1,491,083  $    20,216,595
Shares issued in connection with
  reinvestment of distributions.........        14,194         195,720        39,998          505,573
                                          ------------  --------------  ------------  ---------------
                                             2,081,688      28,537,065     1,531,081       20,722,168
Shares repurchased......................    (1,992,960)    (27,546,271)   (1,019,989)     (13,880,892)
                                          ------------  --------------  ------------  ---------------
Net increase............................        88,728  $      990,794       511,092  $     6,841,276
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     2,192,656  $   29,216,057     1,665,796  $    22,115,741
Shares issued in connection with
  reinvestment of distributions.........        26,438         359,234        52,848          663,246
                                          ------------  --------------  ------------  ---------------
                                             2,219,094      29,575,291     1,718,644       22,778,987
Shares repurchased......................    (1,570,899)    (20,624,826)   (1,029,367)     (13,501,795)
                                          ------------  --------------  ------------  ---------------
Net increase............................       648,195  $    8,950,465       689,277  $     9,277,192
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       156,123  $    2,292,127        33,521  $       447,953
Shares issued in connection with
  reinvestment of distributions.........           507           7,039         2,144           27,228
                                          ------------  --------------  ------------  ---------------
                                               156,630       2,299,166        35,665          475,181
Shares repurchased......................       (80,540)     (1,200,061)       (5,440)         (72,841)
                                          ------------  --------------  ------------  ---------------
Net increase............................        76,090  $    1,099,105        30,225  $       402,340
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                            GT GLOBAL AMERICA FUNDS

GT GLOBAL AMERICA MID CAP GROWTH FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    24,801,099  $  522,081,212    89,962,964  $ 1,853,673,285
Shares issued in connection with
  reinvestment of distributions.........     1,170,749      23,490,213       853,598       17,867,701
                                          ------------  --------------  ------------  ---------------
                                            25,971,848     545,571,425    90,816,562    1,871,540,986
Shares repurchased......................   (30,338,852)   (637,412,658)  (95,061,922)  (1,956,032,031)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (4,367,004) $  (91,841,233)   (4,245,360) $   (84,491,045)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     9,218,434  $  190,231,954    11,161,651  $   224,412,718
Shares issued in connection with
  reinvestment of distributions.........     1,240,395      24,063,873       803,575       16,429,676
                                          ------------  --------------  ------------  ---------------
                                            10,458,829     214,295,827    11,965,226      240,842,394
Shares repurchased......................   (14,376,532)   (293,260,545)  (14,026,348)    (280,392,879)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (3,917,703) $  (78,964,718)   (2,061,122) $   (39,550,485)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,056,271  $   23,267,932       485,169  $    10,230,701
Shares issued in connection with
  reinvestment of distributions.........         5,993         120,751         8,013          167,629
                                          ------------  --------------  ------------  ---------------
                                             1,062,264      23,388,683       493,182       10,398,330
Shares repurchased......................    (1,103,923)    (24,248,785)     (470,673)      (9,846,041)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................       (41,659) $     (860,102)       22,509  $       552,289
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                            GT GLOBAL AMERICA FUNDS

GT GLOBAL AMERICA VALUE FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       781,797  $   13,117,280       392,444  $     5,443,835
Shares issued in connection with
  reinvestment of distributions.........        26,859         454,725           365            5,408
                                          ------------  --------------  ------------  ---------------
                                               808,656      13,572,005       392,809        5,449,243
Shares repurchased......................      (536,657)     (9,148,725)     (288,378)      (3,812,666)
                                          ------------  --------------  ------------  ---------------
Net increase............................       271,999  $    4,423,280       104,431  $     1,636,577
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,148,582  $   19,043,834       445,266  $     6,167,388
Shares issued in connection with
  reinvestment of distributions.........        60,093       1,004,744           918           13,509
                                          ------------  --------------  ------------  ---------------
                                             1,208,675      20,048,578       446,184        6,180,897
Shares repurchased......................      (606,167)     (9,803,021)     (166,052)      (2,502,350)
                                          ------------  --------------  ------------  ---------------
Net increase............................       602,508  $   10,245,557       280,132  $     3,678,547
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        14,203  $      230,962        10,181  $       139,541
Shares issued in connection with
  reinvestment of distributions.........         1,920          32,714            30              443
                                          ------------  --------------  ------------  ---------------
                                                16,123         263,676        10,211          139,984
Shares repurchased......................        (3,834)        (66,384)       (3,594)         (49,444)
                                          ------------  --------------  ------------  ---------------
Net increase............................        12,289  $      197,292         6,617  $        90,540
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended December 31, 1997, the expenses of Small Cap Growth Portfolio, GT Global America Mid Cap Growth Fund and Value Portfolio were reduced by $2,560, $84,266 and $436 respectively, under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the GT Global America Mid Cap Growth Fund designates $9,085,505, and the GT Global America Value Fund designates $23,905 as capital gains dividends for the fiscal year ended December 31, 1997.

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended December 31, 1997:

FUND
----------------------------------------------------------------------
GT Global America Small Cap Growth Fund...............................   3.06%
GT Global America Mid Cap Growth Fund.................................   3.13%
GT Global America Value Fund..........................................  16.05%

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION


                         CLASS A AND CLASS B SHARES OF



                              AIM BASIC VALUE FUND


                           AIM SMALL CAP GROWTH FUND


                             (SERIES PORTFOLIOS OF
                               AIM GROWTH SERIES)

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE

            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE

                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON TX 77210-4739
                         OR BY CALLING (800) 347-4246.

                             ---------------------

  STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998 RELATING TO THE

 AIM BASIC VALUE FUND PROSPECTUS AND THE AIM SMALL CAP GROWTH FUND PROSPECTUS,

                          EACH DATED SEPTEMBER 8, 1998

                               TABLE OF CONTENTS



                                                              PAGE NO.
                                                              --------
INTRODUCTION................................................       4
GENERAL INFORMATION ABOUT THE FUNDS.........................       4
  The Trust and Its Shares..................................       4
INVESTMENT OBJECTIVES AND POLICIES..........................       5
  Investment Objectives.....................................       5
  Investments in Other Investment Companies.................       5
  Depositary Receipts.......................................       5
  Warrants or Rights........................................       6
  Lending of Portfolio Securities...........................       6
  Commercial Bank Obligations...............................       6
  Repurchase Agreements.....................................       6
  Borrowing, Reverse Repurchase Agreement and "Roll"
     Transactions...........................................       7
  Temporary Defensive Strategies............................       7
OPTIONS AND FUTURES.........................................       7
  Special Risks of Options and Futures......................       7
  Writing Call Options......................................       8
  Writing Put Options.......................................       9
  Purchasing Put Options....................................       9
  Purchasing Call Options...................................       9
  Index Options.............................................      10
  Interest Rate and Stock Index Futures Contracts...........      11
  Options on Futures Contracts..............................      13
  Limitations on Use of Futures, and Options on Futures.....      13
  Cover.....................................................      13
RISK FACTORS................................................      14
  Illiquid Securities.......................................      14
  Debt Securities...........................................      15
INVESTMENT LIMITATIONS......................................      15
EXECUTION OF PORTFOLIO TRANSACTIONS.........................      16
  Portfolio Trading and Turnover............................      17
MANAGEMENT..................................................      18
  Trustees and Executive Officers...........................      18
  Investment Management and Administrative Services.........      20
  Expenses of the Funds and the Portfolios..................      21
THE DISTRIBUTION PLANS......................................      21
  The Class A Plan..........................................      21
  The Class B Plan..........................................      21
  Both Plans................................................      22
THE DISTRIBUTOR.............................................      24
NET ASSET VALUE DETERMINATION...............................      25
HOW TO PURCHASE AND REDEEM SHARES...........................      26
PROGRAMS AND SERVICES FOR SHAREHOLDERS......................      27
DIVIDEND ORDER..............................................      27

                                                              PAGE NO.
                                                              --------
TAXES.......................................................      27
  Taxation of Funds.........................................      27
  Taxation of the Portfolios................................      28
  Taxation of the Fund's Shareholders.......................      28
MISCELLANEOUS INFORMATION...................................      29
  Custodian.................................................      29
  Transfer Agency and Accounting Agency Services............      29
  Independent Accountants...................................      29
  Shareholder Liability.....................................      30
  Names.....................................................      30
  Control Persons and Principal Holders of Securities.......      30
INVESTMENT RESULTS..........................................      31
  Total Return Quotations...................................      31
  Performance Information...................................      32
APPENDIX....................................................      34
  Description of Bond Ratings...............................      34
  Description of Commercial Paper Ratings...................      35
  Absence of Rating.........................................      35
FINANCIAL STATEMENTS........................................      FS

                                  INTRODUCTION



  This Statement of Additional Information relates to the Class A and Class B shares of AIM Small Cap Growth Fund, formerly AIM Small Cap Equity Fund ("Small Cap Fund") and AIM Basic Value Fund, formerly AIM America Value Fund ("Basic Value Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company. The Small Cap Fund and Basic Value Fund invest all of their investable assets in the Small Cap Portfolio and Value Portfolio (individually, a "Portfolio," and collectively, the "Portfolios"), respectively.



  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for the Portfolios and for the Funds.



  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Small Cap Fund is included in a Prospectus dated September 8, 1998, and for Basic Value Fund is included in a separated Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE FUNDS


THE TRUST AND ITS SHARES


  The Trust previously operated under the name G.T. Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 29, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: each of the Funds, AIM New Pacific Growth Fund, AIM Europe Growth Fund, AIM Japan Growth Fund, AIM International Growth Fund, AIM Worldwide Growth Fund and AIM Mid Cap Equity Fund formerly known as AIM Mid Cap Growth Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 7, 1998, is that of the series of G.T. Global Growth Series (renamed AIM Growth Series).


  This Statement of Additional Information relates solely to the Class A and B shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, of a particular Fund or of a particular class of a Fund or of a particular Portfolio means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Class A, Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.


  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

                       INVESTMENT OBJECTIVES AND POLICIES


INVESTMENT OBJECTIVES


  The investment objective of each Fund is long-term capital appreciation. The Small Cap Fund and Basic Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio, a New York Common Law Trust registered as an open-end management investment company with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Fund will be its interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


  The Portfolios may invest in the securities of closed-end investment companies (including investment vehicles or companies advised by AIM or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless AIM determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, AIM waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.



DEPOSITARY RECEIPTS



  Each Portfolio may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Portfolio's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.



  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs

(such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS


  Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.


LENDING OF PORTFOLIO SECURITIES


  For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Portfolio will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Portfolios will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS


  A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in the market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by AIM to present minimal credit risks in accordance with guidelines approved by Growth Portfolio's Board of Trustees. AIM will review and monitor the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board.


  Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under the U.S. Bankruptcy Code that would allow them to immediately to resell the collateral. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Portfolio's portfolio holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its corresponding Fund's shares than would be the case if the Portfolio did not borrow.

  Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. If a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.


  Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will segregate with a custodian, liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


TEMPORARY DEFENSIVE STRATEGIES


  Money market instruments in which the Portfolios may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), at the time of investment or, if unrated, deemed by AIM to be of comparable quality.



                              OPTIONS AND FUTURES


SPECIAL RISKS OF OPTIONS AND FUTURES

  The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


          (1) Successful use of most of these instruments depends upon AIM's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While AIM is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because AIM projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.


          (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

WRITING CALL OPTIONS


  A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of AIM, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.


  A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.


  Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Neither Portfolio considers a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.


  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.


  The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, AIM will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

  Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities or indices at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

  A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

WRITING PUT OPTIONS


  The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.



  A Portfolio generally would write put options in circumstances where AIM wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.


  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at greater than its market value.

PURCHASING PUT OPTIONS

  Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

  A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

  A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on

(European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such option, exercise such options or permit such options to expire.


  Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  Each Portfolio also may purchase call options on underlying securities it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which it purchased the security, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.


  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless AIM believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.



  The staff of the SEC considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


  A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the

"multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS

  A Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in stock prices.

  The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.


  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of the same September stock index Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

  Each Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect a Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.


  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.


  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.


  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.


OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

  If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATION ON USE OF FUTURES AND OPTIONS ON FUTURES


  To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Growth Portfolio's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.


COVER

  Transactions using Futures Contracts and options (other than options purchased by a Portfolio) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

ILLIQUID SECURITIES


  A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.


  With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. That Board of Trustees has delegated the function of making day-to-day determinations of liquidity to AIM in accordance with procedures approved by that Board of Trustees. AIM takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security;
(ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). AIM monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to Growth Portfolio's Board of Trustees. If the liquidity percentage restriction of a Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by a Portfolio increases above the applicable limit, AIM will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on that Portfolio.

DEBT SECURITIES


  Each Portfolio is permitted to purchase investment grade debt securities. In selecting debt securities for investment, AIM reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that AIM determines to be of comparable quality to that of rated securities in which the Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.



  Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. AIM will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings' herein.



                             INVESTMENT LIMITATIONS



  The Small Cap Fund and Basic Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio, respectively:


  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  All other investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses certain investment policies and limitations of each Portfolio and Growth Portfolio's Board of Trustees, it applies equally to each Fund and the Trust's Board of Trustees.

  Each Portfolio has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Portfolio. Neither Portfolio may:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that a Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Purchase or sell physical commodities, but a Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;


          (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of a Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that a Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;


          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Purchase securities of any one issuer if, as a result, more than 5% of a Portfolio's total assets would be invested in securities of that issuer or a Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;


          (6) Engage in the business of underwriting securities of other issuers, except to the extent that a Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or


          (7) Purchase any security if, as a result of that purchase, 25% or more of a Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.


  The following investment limitations of each Portfolio are not fundamental policies and may be changed by vote of Growth Portfolio's Board of Trustees without shareholder approval. Neither Portfolio may:

          (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;


          (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets;



          (3) Enter into a futures contract or an option on a futures contract, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;



          (4) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger;


          (5) Purchase securities on margin, provided that a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that a Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


  If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and limitations. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.



  Investors should refer to each Fund's prospectus for further information with respect to that particular Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.



                      EXECUTION OF PORTFOLIO TRANSACTIONS



  Subject to policies established by Growth Portfolio's Board of Trustees, AIM is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the

Portfolios. In executing transactions, AIM seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although AIM generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



  Consistent with the interests of the Portfolios, AIM may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to AIM for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by AIM under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that AIM determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of AIM to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in OTC markets.



  AIM may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of its expenses, such as custodian fees.



  Investment decisions for each Portfolio and for other investment accounts managed by AIM are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases AIM believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.



  Under a policy adopted by Growth Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, AIM may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.



  Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM. Growth Portfolio's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



  The Portfolios may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Portfolio, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Portfolio may purchase or sell a security from or to another AIM Fund provided the Portfolios follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


  For the fiscal years ended December 31, 1997 and December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio paid aggregate brokerage commissions of $91,971, $54,241 and $3,317, respectively. For the fiscal years ended December 31, 1997 and December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Value Portfolio paid aggregate brokerage commissions of $22,202, $37,380 and $1,032, respectively.

PORTFOLIO TRADING AND TURNOVER


  Although the Portfolios generally do not intend to trade for short-term profits, the securities held by a Portfolio will be sold whenever AIM believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when AIM deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders. For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio's and Value Portfolio's portfolio turnover rates were 233% and 150%, and 93% and 256%, respectively.



                                   MANAGEMENT



TRUSTEES AND EXECUTIVE OFFICERS


  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.




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   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
----------------------------------------------------------------------------------------------------
 *ROBERT H. GRAHAM (51)      Trustee, Chairman of the Board  Director, President and Chief Executive
                             and President                   Officer, A I M Management Group Inc.;
                                                             Director and President, A I M Advisors,
                                                             Inc.; Director and Senior Vice
                                                             President, A I M Capital Management,
                                                             Inc., A I M Distributors, Inc., A I M
                                                             Fund Services, Inc. and Fund Management
                                                             Company; Director, AMVESCAP PLC.
----------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)      Trustee                         President, Plantagenet Capital
 220 Sansome Street                                          Management, LLC (an investment
 Suite 400                                                   partnership); Chief Executive Officer,
 San Francisco, CA 94104                                     Plantagenet Holdings, Ltd. (an
                                                             investment banking firm); Director,
                                                             Anderson Capital Management, Inc. since
                                                             1988; Director, PremiumWear, Inc.
                                                             (formerly Munsingwear, Inc.) (a casual
                                                             apparel company); Director, "R" Homes,
                                                             Inc. and various other companies; and
                                                             Trustee, each of the other investment
                                                             companies registered under the 1940 Act
                                                             that is sub-advised or sub-administered
                                                             by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)        Trustee                         Partner, law firm of Baker & McKenzie;
 Two Embarcadero Center                                      Director and Chairman, C.D. Stimson
 Suite 2400                                                  Company (a private investment company);
 San Francisco, CA 94111                                     and Trustee, each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (54)    Trustee                         Managing Partner, Accel Partners (a
 428 University Avenue                                       venture capital firm); Director,
 Palo Alto, CA 94301                                         Viasoft and PageMart, Inc. (both public
                                                             software companies) and several other
                                                             privately held software and
                                                             communications companies; and Trustee,
                                                             each of the other investment companies
                                                             registered under the 1940 Act that is
                                                             sub-advised or sub-administered by the
                                                             Sub-advisor.
----------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (63)        Trustee                         Private investor; President, Quigley
 1055 California Street                                      Friedlander & Co., Inc. (a financial
 San Francisco, CA 94108                                     advisory services firm) from 1984 to
                                                             1986; and Director, each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
----------------------------------------------------------------------------------------------------


---------------


* A trustee who is an "interested person" of the Trust and AIM Advisors, Inc. as defined in the 1940 Act.

----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
----------------------------------------------------------------------------------------------------
 +JOHN J. ARTHUR (53)        Vice President                  Director, Senior Vice President and
                                                             Treasurer, A I M Advisors, Inc.; Vice
                                                             President and Treasurer, A I M
                                                             Management Group Inc., A I M Capital
                                                             Management, Inc., A I M Distributors,
                                                             Inc., A I M Fund Services, Inc., and
                                                             Fund Management Company.
----------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (53)     Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street        Accounting Officer              Accounting, the Sub-advisor since 1997;
 San Francisco, CA 94111                                     Vice President -- Mutual Fund
                                                             Accounting, the Sub-advisor from 1992
                                                             to 1997.
----------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)        Vice President                  Vice President and Chief Compliance
                                                             Officer, A I M Advisors, Inc., A I M
                                                             Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund
                                                             Services, Inc. and Fund Management
                                                             Company.
----------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)           Vice President                  Director and President, A I M Capital
                                                             Management, Inc.; Director and Senior
                                                             Vice President, A I M Management Group
                                                             Inc. and A I M Advisors, Inc.; and
                                                             Director, A I M Distributors, Inc. and
                                                             AMVESCAP PLC.
----------------------------------------------------------------------------------------------------
 HELGE K. LEE (52)           Vice President and Secretary    Chief Legal and Compliance
 50 California Street                                        Officer -- North America, the
 San Francisco, CA 94111                                     Sub-advisor since October 1997;
                                                             Secretary and Chief Legal and
                                                             Compliance Officer, INVESCO (NY) Asset
                                                             Management, Inc., INVESCO (NY), Inc.,
                                                             GT Global Investor Services, Inc. and
                                                             G.T. Insurance since August 1997;
                                                             Secretary and Chief Legal and
                                                             Compliance Officer, GT Global from
                                                             August 1997 to April 1998; Executive
                                                             Vice President of the Asset Management
                                                             Division of Liechtenstein Global Trust
                                                             AG, from October 1996 to May 1998;
                                                             Senior Vice President, General Counsel
                                                             and Secretary of INVESCO (NY) Asset
                                                             Management, Inc., INVESCO (NY), Inc.,
                                                             GT Global, GT Global Investor Services,
                                                             Inc. and G.T. Insurance from May 1994
                                                             to October 1996; and Senior Vice
                                                             President, General Counsel and
                                                             Secretary of Strong/Corneliuson
                                                             Management, Inc. and Secretary of each
                                                             of the Strong Funds from October 1991
                                                             to May 1994.
----------------------------------------------------------------------------------------------------
 +CAROL F. RELIHAN (43)      Vice President                  Director, Senior Vice President,
                                                             General Counsel and Secretary, A I M
                                                             Advisors, Inc.; Vice President, General
                                                             Counsel and Secretary, A I M Management
                                                             Group, Inc.; Director, Vice President
                                                             and General Counsel, Fund Management
                                                             Company; Vice President and General
                                                             Counsel, A I M Fund Services, Inc.; and
                                                             Vice President, A I M Capital
                                                             Management, Inc. and A I M
                                                             Distributors, Inc.
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 DANA R. SUTTON (39)         Vice President and Assistant    Vice President and Fund Controller,
                             Treasurer                       A I M Advisors, Inc.; and Assistant
                                                             Vice President and Assistant Treasurer,
                                                             Fund Management Company.
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+ Mr. Arthur and Ms. Relihan are married to each other.

  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of AIM or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Trust. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM or any affiliated company, received total compensation of $6,425, $6,681, $5,450 and $6,068, respectively, from the Trust for their services as Trustees. For the year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM or any other affiliated company, received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM for which he or she served as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of June 26, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the shares of the Basic Value Fund and less than 1% of the shares of the Small Cap Fund.



INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES



  AIM serves as each Portfolio's investment manager and administrator under an investment management and administration contract between Growth Portfolio and AIM ("Portfolio Management Contract"). AIM serves as administrator to each Fund under an administration contract between the Trust and AIM ("Administration Contract").



  The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and Fund's affairs. Among other things, AIM furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Portfolios and the Funds and provide suitable office space and necessary small office equipment and utilities.



  The Portfolio Management Contracts may be renewed with respect to a Portfolio for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Portfolio's Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of the Portfolio's Trustees who are not parties to the Portfolio Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contracts provide that with respect to each Portfolio, and the Administration Contracts provide that with respect to each Fund, either the Trust, the Portfolio or AIM may terminate the contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).



  For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio and the Value Portfolio paid fees of $1,293 and $622, respectively, to INVESCO (NY), Inc. (former Sub-advisor to the Portfolios and the Funds). For the same period, the Small Cap Fund and Basic Value Fund paid administration fees of $755 and $349, respectively, to INVESCO
(NY), Inc. For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, INVESCO (NY), Inc. reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $1,293 and $622, respectively; for the same period, the Small Cap Fund and Basic Value Fund reimbursed administration fees in the amounts of $755 and $349, respectively. Accordingly, INVESCO (NY), Inc. reimbursed each Fund and its respective Portfolio investment management and administration fees in the aggregate amounts of $2,048 and $971, respectively.



  For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio and the Value Portfolio paid fees of $120,544 and $73,312; and $74,372 and $27,487, respectively, to INVESCO (NY), Inc. For the same periods, the Small Cap Fund and Basic Value Fund paid administration fees of $63,460 and $39,004; and $39,171 and $14,722, respectively, to INVESCO (NY), Inc. For the fiscal years ended December 31, 1997 and December 31, 1996, INVESCO (NY), Inc. reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $67,837 and $73,312; and $74,372 and $27,487, respectively; for the same periods, INVESCO
(NY), Inc. reimbursed the Small Cap Fund and Basic Value Fund for their respective administration fees in the amounts of $63,460 and $39,004; and $39,171 and $14,722, respectively. Accordingly, INVESCO (NY), Inc.

reimbursed each Fund and its corresponding Portfolio investment management and administration fees in the aggregate amounts of $131,297 and $112,316; and $113,543 and $42,209, respectively.


  For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, INVESCO (NY), Inc., pursuant to a voluntary expense undertaking to limit expenses to the maximum annual level of 2.00% and 2.65%, respectively, of average daily net assets of the Class A shares and Class B shares of the Funds, reimbursed the Small Cap Fund and Basic Value Fund for expenses in the additional amounts of $65,079 and $66,907, respectively.



  For the fiscal years ended December 31, 1997 and December 31, 1996, INVESCO
(NY), Inc., pursuant to its voluntary expense undertaking, reimbursed the Small Cap Fund and Basic Value Fund for expenses in the additional amounts of $0 and $58,269; and $38,419 and $164,683, respectively.



EXPENSES OF THE FUNDS AND THE PORTFOLIOS



  Each Fund and each Portfolio pays all expenses not assumed by AIM, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses, and expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expense and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Similarly, the allocation of general Growth Portfolio expenses, and expenses shared by the Portfolios with each other, are made on a basis deemed fair and equitable and may be based on the relative net assets of the Portfolios or the nature of the services performed and relative applicability to each Portfolio. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


                             THE DISTRIBUTION PLANS

THE CLASS A PLAN


  The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). The Class A Plan provides that the Class A shares pay 0.35% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Of such amounts, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class A shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customer who purchase and own Class A shares. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A Plan.


THE CLASS B PLAN


  The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.

BOTH PLANS


  Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.


  Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

  Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.


  Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which each Fund's shares are held.


  Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

  AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.


  Prior to June 1, 1998, the Trust had adopted a different Rule 12b-1 plan, that operated as a "reimbursement-type" plan (the "Prior Plan"). The information provided below relates to payments made under the Prior Plan, which provided for payments to GT Global Inc., the distributor of the Funds at the time the Prior Plan was in effect.


  For the fiscal year ended December 31, 1997, each Fund paid the following amounts under the Prior Plan:


                                                                           % OF CLASS
                                                                          AVERAGE DAILY
                                                                           NET ASSETS
                                                                        -----------------
                                                 CLASS A     CLASS B    CLASS A   CLASS B
                                                 -------     --------   -------   -------
Small Cap Fund.................................  $33,776     $148,043    0.35%     1.00%
Basic Value Fund...............................  $17,701     $102,587    0.35%     1.00%

  Actual fees by category paid by the Fund with regard to the Class A shares during the year ended December 31, 1997 follows:



                                                              SMALL CAP   BASIC VALUE
                                                                FUND         FUND
                                                              ---------   -----------
CLASS A
  Compensation to Underwriters to partially offset other
     marketing expenses.....................................   $ 9,650     $ 5,057
  Compensation to Dealers including finder's fees...........   $24,126     $12,644



  Actual fees by category paid by the Fund with regard to the Class B Shares during the year ended December 31, 1997 as follows:



                                                              SMALL CAP   BASIC VALUE
                                                                FUND         FUND
                                                             ----------   -----------
CLASS B
  Compensation to Underwriters to partially offset upfront
     dealer commissions and other marketing costs...........  $111,032      $76,940
  Compensation to Dealers...................................  $ 37,011      $25,647


  The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.


  As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.


  The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Unless terminated earlier in accordance with their terms, the Plans continue in effect until May 29, 1999 and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.



  The Plans may be terminated by the vote of a majority of the Qualified Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.



  Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.



  The principal differences between the Class A Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.35% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors and its predecessor, GT Global, Inc. unless there has been a complete termination of the

Class B Plan (as defined in such Plan) and (iii) the Class B
Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                THE DISTRIBUTOR


  Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." Master Distribution Agreements with AIM Distributors relating to the Class A and Class B shares of the Funds were approved by the Board of Trustees on May 7, 1998. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."


  The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.


  AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.



  The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset based distribution fees and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.




  The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global, Inc., the Trust's distributor prior to June 1, 1998, for the fiscal year ended December 31, 1997.


                                                                     1997
                                                              ------------------
                                                               SALES     AMOUNT
                                                              CHARGES   RETAINED
                                                              -------   --------
Small Cap Fund..............................................  $24,222    $5,417
Basic Value Fund............................................  $11,413    $5,770


  The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal year ended December 31, 1997, for Class A and Class B shares:




                                                            1997      1996      1995
                                                           -------   -------   -------
Small Cap Fund...........................................  $60,107   $28,162   $112
Basic Value Fund.........................................  $55,700   $ 5,608   $  0

                         NET ASSET VALUE DETERMINATION



  The net asset value per share of each Fund and Portfolio is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund and Portfolio. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund or Portfolio is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of a Portfolio's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's or a Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.


  Each equity security is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Portfolio's or the Fund's Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's or Portfolio's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's or Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Portfolio's or the Fund's Board of Trustees.



                       HOW TO PURCHASE AND REDEEM SHARES


  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchases of the AIM Funds" and "Special Plans."


  The sales charge normally deducted on purchases of Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' Class A shares. Since there is little expenses associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth in the Funds' Prospectuses. In addition, the Funds offer programs such as Right of Accumulation and Letter of Intent, which are described in the prospectuses, and are designed to permit investors to aggregate purchases of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges" in the prospectuses.



  Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code;
(10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


  Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.



  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the prospectuses under the heading "Exchange Privilege."



  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

                     PROGRAMS AND SERVICES FOR SHAREHOLDERS



  The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.



                                 DIVIDEND ORDER



  Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.



                                     TAXES


TAXATION OF THE FUNDS

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); and (2) the Diversification Requirements. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all of the requirements described above to qualify as a RIC.


  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


  See the next section for a discussion of the tax consequences to each Fund of hedging transactions engaged in by its corresponding Portfolio.

TAXATION OF THE PORTFOLIOS

  The Portfolios and their Relationship to the Funds. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.

  Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.


  Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

  Options and Futures Transactions. The Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options and Futures derived by a Portfolio with respect to its business of investing in securities will qualify as permissible income under the Income Requirement for its corresponding Fund.


  Futures that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but not more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.



  If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures Contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.


TAXATION OF THE FUNDS' SHAREHOLDERS

  Dividends and distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.


  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.



  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.


  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                           MISCELLANEOUS INFORMATION



  AIM was organized in 1976, and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN


  State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, acts as custodian of the Portfolios' assets.



TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES



  The Transfer Agency and Service Agreement between the Trust and A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. AIM also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1997 and December 31, 1996, and the period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Fund and Basic Value Fund paid accounting services fees of $6,379, $3,900 and $76; and $3,938, $1,472 and $36, respectively.


INDEPENDENT ACCOUNTANTS


  The Trust's, the Funds' and the Portfolios' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Funds and the Portfolios, assists in the preparation of the Funds' and the Portfolios' federal and state income tax returns and consults with the Trust and the Funds and Growth Portfolio and the Portfolios as to matters of accounting, regulatory filings and federal and state income taxation.



  The audited financial statements of the Trust and Growth Portfolio included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


SHAREHOLDER LIABILITY


  Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


NAMES


  Prior to May 29, 1998, AIM Basic Value Fund operated under the name of GT Global America Value Fund, and AIM Small Cap Equity Fund operated under the name of GT Global America Small Cap Growth Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



  As of August 10, 1998, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of the Trust.



  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of August 10, 1998, and the percentage of the outstanding shares held by such holders are set forth below.



                                                                                                 PERCENT
                                                                                  PERCENT        OWNED OF
                                                                                  OWNED OF      RECORD AND
                FUND                           NAME AND ADDRESS OF OWNER          RECORD*      BENEFICIALLY
                ----                           -------------------------          --------     ------------
Small Cap Fund -- Advisor Class        Donaldson Lufkin Jenrette Securities         6.66%          -0-
                                       Corp. Inc.
                                       P.O. Box 2052
                                       Jersey City, New Jersey 07303-2052
Small Cap Fund -- Class A              MLPF&S for the Sole Benefit of its           9.34%          -0-
                                       Customers, Security #97Hx3
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Small Cap Fund -- Class B              MLPF&S for the Sole Benefit of its           5.32%          -0-
                                       Customers, Security #97Hx5
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Basic Value Fund -- Advisor Class      INVESCO (NY) Asset Management Inc.           7.12%          -0-
                                       1166 Avenue of the Americas
                                       New York, New York 10036-2708
                                       Attn: Julio Garcia
Basic Value Fund -- Class B            MLPF&S for the Sole Benefit of its           5.96%          -0-
                                       Customers, Security #97Hx6
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484


---------------


* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return, as described in the Prospectus, is as follows:


                                 P(1+T)(n)=ERV


    Where  P      =   a hypothetical initial payment of $1,000.
           T      =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                      portion of such period).


  The standardized returns for the Class A and Class B shares of the Small Cap Fund and Basic Value Fund, stated as average annualized total returns for the periods shown, were:



                                         SMALL CAP   SMALL CAP   AMERICA VALUE   AMERICA VALUE
                                           FUND        FUND          FUND            FUND
                PERIOD                   (CLASS A)   (CLASS B)     (CLASS A)       (CLASS B)
                ------                   ---------   ---------   -------------   -------------
Fiscal year ended December 31, 1997....     9.82%      10.47%        20.26%          21.44%
October 18, 1995 (commencement of
  operations) through December 31,
  1997.................................    12.25%      13.29%        21.82%          23.18%


  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:


                                 P(1+U)(n)=ERV


    Where  P      =   a hypothetical initial payment of $1,000.
           U      =   average annual total return assuming payment of only a
                      stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


  The average annual non-standardized returns for the Class A and Class B shares of the Small Cap Fund and Basic Value Fund, stated as average annualized total returns for the periods shown, were:



                                          SMALL CAP   SMALL CAP   AMERICA VALUE   AMERICA VALUE
                                            FUND        FUND          FUND            FUND
                 PERIOD                   (CLASS A)   (CLASS B)     (CLASS A)       (CLASS B)
                 ------                   ---------   ---------   -------------   -------------
Fiscal year ended December 31, 1997.....    16.23%      15.47%        27.23%          26.44%
October 18, 1995 (commencement of
  operations) through December 31,
  1997..................................    15.19%      14.46%        25.01%          24.23%


  Cumulative total return across a stated period may be calculated as follows:


                                 P(1+V)(n)=ERV


    Where  P      =   a hypothetical initial payment of $1,000.
           V      =   cumulative total return assuming payment of all of, a stated
                      portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Small Cap Fund and Basic Value Fund, stated as aggregate total returns for the periods shown, were:



                                         SMALL CAP   SMALL CAP   AMERICA VALUE   AMERICA VALUE
                                           FUND        FUND          FUND            FUND
                PERIOD                   (CLASS A)   (CLASS B)     (CLASS A)       (CLASS B)
                ------                   ---------   ---------   -------------   -------------
October 18, 1995 (commencement of
  operations) through December 31,
  1997.................................    36.55%      34.65%        63.52%          61.28%



  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Small Cap Fund and Basic Value Fund, stated as aggregate total returns for the periods shown, were:



                                         SMALL CAP   SMALL CAP   AMERICA VALUE   AMERICA VALUE
                                           FUND        FUND          FUND            FUND
                PERIOD                   (CLASS A)   (CLASS B)     (CLASS A)       (CLASS B)
                ------                   ---------   ---------   -------------   -------------
October 18, 1995 (commencement of
  operations) through December 31,
  1997.................................    29.04%      31.65%        54.53%          58.28%


  Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

PERFORMANCE INFORMATION

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:


     Bank Rate National Monitor Index


     Bear Stearns Foreign Bond Index


     Bond Buyer Index


     CDA/Wiesenberger Investment Company Services

       (data and mutual fund rankings and comparisons)

     CNBC/Financial News Composite Index


     COFI




     Consumer Price Index


     Datastream




     Donoghue's




     Dow Jones Industrial Average


     EAFE Index


     First Boston High Yield Index


     Fitch (publications)


     Ibbotson Associates International Bond Index


     International Bank for Reconstruction and


     Development (publications)


     International Finance Corporation Emerging


     Markets Database


     International Financial Statistics


     Lehman Bond Indices


     Lipper Analytical Data Services, Inc. (data and


       mutual fund rankings and comparisons)


     Micropal, Inc. (data and mutual fund rankings

       and comparisons)
     Moody's Investors Service (publications)

     Morgan Stanley Capital International All Country


       (AC) World Index


     Morgan Stanley Capital International World


       Indices




     Morningstar, Inc. (data and mutual fund rankings


       and comparisons)


     NASDAQ




     Organization for Economic Cooperation and


       Development (publications)


     Salomon Brothers Global Telecommunications


       Index




     Salomon Brothers World Government Bond


       Index -- Non-U.S.




     Salomon Brothers World Government Bond


       Index




     Standard & Poor's (publications)


     Standard & Poor's 500 Composite Stock Price


       Index




     Stangar




     Wilshire Associates


     World Bank (publications and reports)


     The World Bank Publication of Trends in

       Developing Countries

     Worldscope



  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:


          10-year Treasuries
          30-year Treasuries
          30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX


                          DESCRIPTION OF BOND RATINGS


  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:



  Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:



  AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meets its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."



                               ABSENCE OF RATING



  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



  Should no rating be assigned, the reason may be one of the following:



          1. An application for rating was not received or accepted.



          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



          3. There is a lack of essential data pertaining to the issue or issuer.



          4. The issue was privately placed, in which case the rating is not published in Moody's publications.



  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS


                                       FS

                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (39.7%)
  Insight Enterprises, Inc.-/- ...............................   US             19,800   $   792,000         2.2
    RETAILERS-OTHER
  DM Management Co.-/- .......................................   US             20,500       735,437         2.1
    RETAILERS-APPAREL
  Service Experts, Inc.-/- ...................................   US             20,100       693,450         2.0
    CONSUMER SERVICES
  Lason Holdings, Inc.-/- ....................................   US             12,500       681,250         1.9
    CONSUMER SERVICES
  Iron Mountain, Inc.-/- .....................................   US             14,700       657,825         1.9
    BUSINESS & PUBLIC SERVICES
  American Disposal Services, Inc.-/- ........................   US             14,000       656,250         1.9
    BUSINESS & PUBLIC SERVICES
  HA-LO Industries, Inc.-/- ..................................   US             18,900       588,263         1.7
    CONSUMER SERVICES
  Personnel Group of America, Inc.-/- ........................   US             27,300       546,000         1.5
    BUSINESS & PUBLIC SERVICES
  Eastern Environmental Services, Inc.-/- ....................   US             15,400       523,600         1.5
    CONSUMER SERVICES
  Central Parking Corp. ......................................   US             10,400       473,200         1.3
    CONSUMER SERVICES
  Comfort Systems USA, Inc.-/- ...............................   US             20,200       472,175         1.3
    BUSINESS & PUBLIC SERVICES
  99 Cents Only Stores-/- ....................................   US             11,100       460,650         1.3
    RETAILERS-OTHER
  ITT Educational Services, Inc.-/- ..........................   US             12,400       399,900         1.1
    CONSUMER SERVICES
  United Rentals, Inc.-/- ....................................   US              9,300       390,600         1.1
    BUSINESS & PUBLIC SERVICES
  Hagler Bailly, Inc.-/- .....................................   US             14,900       385,538         1.1
    BUSINESS & PUBLIC SERVICES
  Expeditors International of Washington, Inc. ...............   US              8,400       369,600         1.0
    TRANSPORTATION - SHIPPING
  Superior Services, Inc.-/- .................................   US             12,100       363,756         1.0
    CONSUMER SERVICES
  Cornell Corrections, Inc.-/- ...............................   US             16,300       342,300         1.0
    BUSINESS & PUBLIC SERVICES
  Fairfield Communities, Inc.-/- .............................   US             17,800       341,537         1.0
    LEISURE & TOURISM
  ResortQuest International, Inc.-/- .........................   US             20,400       332,775         0.9
    LEISURE & TOURISM
  United Road Services, Inc.-/- ..............................   US             15,800       302,175         0.9
    CONSUMER SERVICES
  Execustay Corp.-/- .........................................   US             21,900       257,325         0.7
    LEISURE & TOURISM
  Championship Auto Racing Teams, Inc.-/- ....................   US             13,900       253,675         0.7
    LEISURE & TOURISM
  Cox Radio, Inc.-/- .........................................   US              5,700       246,525         0.7
    BUSINESS & PUBLIC SERVICES

    The accompanying notes are an integral part of the financial statements.

                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (Continued)
  Duane Reade, Inc.-/- .......................................   US              8,100   $   243,000         0.7
    RETAILERS-OTHER
  Lamar Advertising Co.-/- ...................................   US              6,500       233,188         0.7
    BROADCASTING & PUBLISHING
  Ambassadors International, Inc.-/- .........................   US              7,300       221,281         0.6
    LEISURE & TOURISM
  CompX International, Inc.-/- ...............................   US             10,200       220,575         0.6
    BUSINESS & PUBLIC SERVICES
  Industrial Distribution Group, Inc.-/- .....................   US             13,200       204,600         0.6
    WHOLESALE & INTERNATIONAL TRADE
  e.spire Communications, Inc.-/- ............................   US              8,700       196,294         0.6
    TELEPHONE NETWORKS
  CORT Business Services Corp.-/- ............................   US              5,900       185,850         0.5
    BUSINESS & PUBLIC SERVICES
  Vistana, Inc.-/- ...........................................   US              9,500       174,563         0.5
    LEISURE & TOURISM
  Jevic Transportation, Inc.-/- ..............................   US             15,200       172,900         0.5
    TRANSPORTATION - SHIPPING
  Metzler Group, Inc.-/- .....................................   US              4,500       164,813         0.5
    BUSINESS & PUBLIC SERVICES
  Restoration Hardware, Inc.-/- ..............................   US              6,100       153,263         0.4
    RETAILERS-OTHER
  Blue Rhino Corp.-/- ........................................   US              8,200       143,500         0.4
    RETAILERS-OTHER
  Sunglass Hut International, Inc.-/- ........................   US             12,700       140,494         0.4
    RETAILERS-APPAREL
  Cavanaughs Hospitality Corp.-/- ............................   US              9,700       126,706         0.4
    LEISURE & TOURISM
  Waste Connections, Inc.-/- .................................   US              6,200       123,225         0.3
    CONSUMER SERVICES
  ACSYS, Inc.-/- .............................................   US              6,400        88,000         0.2
    BUSINESS & PUBLIC SERVICES
                                                                                         -----------
                                                                                          14,058,058
                                                                                         -----------
Technology (16.6%)
  Software AG Systems, Inc.-/- ...............................   US             21,200       620,100         1.8
    SOFTWARE
  Metro Information Services, Inc.-/- ........................   US             12,400       485,150         1.4
    COMPUTERS & PERIPHERALS
  Atlantic Data Services, Inc.-/- ............................   US             24,000       460,500         1.3
    COMPUTERS & PERIPHERALS
  Computer Management Sciences, Inc.-/- ......................   US             16,200       384,750         1.1
    COMPUTERS & PERIPHERALS
  Roper Industries, Inc. .....................................   US             13,900       363,138         1.0
    INSTRUMENTATION & TEST
  Data Processing Resources Corp.-/- .........................   US             11,000       341,687         1.0
    COMPUTERS & PERIPHERALS
  AnswerThink Consulting Group, Inc.-/- ......................   US             15,800       339,700         1.0
    COMPUTERS & PERIPHERALS

    The accompanying notes are an integral part of the financial statements.

                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Technology (Continued)
  Platinum Technology, Inc.-/- ...............................   US              9,800   $   279,913         0.8
    SOFTWARE
  MAPICS, Inc.-/- ............................................   US             13,300       261,844         0.7
    SOFTWARE
  Platinum Software Corp.-/- .................................   US             10,100       246,188         0.7
    SOFTWARE
  Excel Switching Corp.-/- ...................................   US              9,400       233,825         0.7
    TELECOM TECHNOLOGY
  Cotelligent Group, Inc.-/- .................................   US              9,700       226,737         0.6
    COMPUTERS & PERIPHERALS
  Concord Communications, Inc.-/- ............................   US              8,200       209,612         0.6
    SOFTWARE
  Analysts International Corp. ...............................   US              6,850       194,369         0.6
    COMPUTERS & PERIPHERALS
  SPR, Inc.-/- ...............................................   US              6,000       186,750         0.5
    COMPUTERS & PERIPHERALS
  Fundtech Ltd.-/- {\/} ......................................   ISRL            8,525       160,909         0.5
    SOFTWARE
  JDA Software Group, Inc.-/- ................................   US              3,300       144,375         0.4
    SOFTWARE
  Documentum, Inc.-/- ........................................   US              2,900       139,200         0.4
    SOFTWARE
  BrightStar Information Technology Group, Inc.-/- ...........   US              9,500       131,812         0.4
    COMPUTERS & PERIPHERALS
  Aspen Technology, Inc.-/- ..................................   US              2,300       116,150         0.3
    SOFTWARE
  Pericom Semiconductor Corp.-/- .............................   US             15,400       105,875         0.3
    SEMICONDUCTORS
  Amkor Technology, Inc.-/- ..................................   US             10,800       100,912         0.3
    SEMICONDUCTORS
  Walker Interactive Systems, Inc.-/- ........................   US              3,700        54,575         0.2
    SOFTWARE
                                                                                         -----------
                                                                                           5,788,071
                                                                                         -----------
Health Care (15.7%)
  ESC Medical Systems Ltd.-/- {\/} ...........................   ISRL           15,000       506,250         1.4
    MEDICAL TECHNOLOGY & SUPPLIES
  ADAC Laboratories-/- .......................................   US             19,200       432,000         1.2
    HEALTH CARE SERVICES
  SEQUUS Pharmaceuticals, Inc.-/- ............................   US             36,300       412,913         1.2
    PHARMACEUTICALS
  PhyCor, Inc.-/- ............................................   US             24,800       410,750         1.2
    HEALTH CARE SERVICES
  Vertex Pharmaceuticals, Inc.-/- ............................   US             16,300       366,750         1.0
    PHARMACEUTICALS
  AmeriPath, Inc.-/- .........................................   US             30,900       365,006         1.0
    HEALTH CARE SERVICES
  Assisted Living Concepts, Inc.-/- ..........................   US             19,600       338,100         1.0
    HEALTH CARE SERVICES

    The accompanying notes are an integral part of the financial statements.

                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Health Care (Continued)
  CryoLife, Inc.-/- ..........................................   US             21,400   $   337,050         1.0
    BIOTECHNOLOGY
  Gilead Sciences, Inc.-/- ...................................   US             10,200       327,037         0.9
    BIOTECHNOLOGY
  AXYS Pharmaceuticals, Inc.-/- ..............................   US             44,100       314,212         0.9
    PHARMACEUTICALS
  Scios, Inc.-/- .............................................   US             35,200       312,400         0.9
    HEALTH CARE SERVICES
  COR Therapeutics, Inc.-/- ..................................   US             22,500       312,188         0.9
    BIOTECHNOLOGY
  Total Renal Care Holdings, Inc.-/- .........................   US              8,300       286,350         0.8
    HEALTH CARE SERVICES
  American Dental Partners, Inc.-/- ..........................   US             16,800       235,200         0.7
    HEALTH CARE SERVICES
  Barr Laboratories, Inc.-/- .................................   US              5,900       234,525         0.7
    PHARMACEUTICALS
  Symphonix Devices, Inc.-/- .................................   US             15,200       174,800         0.5
    HEALTH CARE SERVICES
  Physician Reliance Network, Inc.-/- ........................   US              6,200        70,913         0.2
    MEDICAL TECHNOLOGY & SUPPLIES
  Depotech Corp.-/- ..........................................   US             42,200        65,937         0.2
    PHARMACEUTICALS
                                                                                         -----------
                                                                                           5,502,381
                                                                                         -----------
Finance (7.4%)
  Metris Cos., Inc.-/- .......................................   US              6,700       427,125         1.2
    CONSUMER FINANCE
  Affiliated Managers Group, Inc.-/- .........................   US             10,600       393,525         1.1
    INVESTMENT MANAGEMENT
  Reinsurance Group of America, Inc. Non-voting-/- ...........   US              7,300       374,581         1.1
    INSURANCE-LIFE
  LaSalle Partners, Inc.-/- ..................................   US              7,300       324,850         0.9
    REAL ESTATE
  Correctional Properties Trust-/- ...........................   US             15,800       319,950         0.9
    REAL ESTATE INVESTMENT TRUST
  Annuity and Life Re (Holdings) Ltd.-/- .....................   US             11,000       243,375         0.7
    INSURANCE-LIFE
  Stirling Cooke Brown Holdings Ltd. .........................   US              8,000       225,000         0.6
    INSURANCE - PROPERTY-CASUALTY
  AmeriCredit Corp.-/- .......................................   US              5,200       185,575         0.5
    CONSUMER FINANCE
  American Capital Strategies Ltd. ...........................   US              6,600       150,975         0.4
    CONSUMER FINANCE
                                                                                         -----------
                                                                                           2,644,956
                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Energy (5.5%)
  Newfield Exploration Co.-/- ................................   US             29,600   $   736,300         2.1
    OIL
  Petsec Energy Ltd. - ADR-/- {\/} ...........................   AUSL           14,600       236,337         0.7
    OIL
  Cross Timbers Oil Co. ......................................   US             10,800       205,875         0.6
    OIL
  Dril-Quip, Inc.-/- .........................................   US              7,800       204,750         0.6
    ENERGY EQUIPMENT & SERVICES
  Mallon Resources Corp.-/- ..................................   US             16,800       201,600         0.6
    OIL
  Varco International, Inc.-/- ...............................   US              9,600       190,200         0.5
    ENERGY EQUIPMENT & SERVICES
  Hanover Compressor Co.-/- ..................................   US              5,000       135,313         0.4
    ENERGY EQUIPMENT & SERVICES
                                                                                         -----------
                                                                                           1,910,375
                                                                                         -----------
Materials/Basic Industry (4.9%)
  OM Group, Inc. .............................................   US             12,600       519,750         1.5
    METALS - NON-FERROUS
  Hawk Corp. "A"-/- ..........................................   US             21,100       371,888         1.1
    METALS - NON-FERROUS
  Gibraltar Steel Corp.-/- ...................................   US             16,100       330,050         0.9
    METALS - STEEL
  Cambrex Corp. ..............................................   US             10,400       273,000         0.8
    CHEMICALS
  CombiChem, Inc.-/- .........................................   US             33,000       228,937         0.6
    CHEMICALS
                                                                                         -----------
                                                                                           1,723,625
                                                                                         -----------
Capital Goods (4.8%)
  General Cable Corp. ........................................   US             28,700       828,712         2.4
    INDUSTRIAL COMPONENTS
  Knoll, Inc.-/- .............................................   US             14,800       436,600         1.2
    OFFICE EQUIPMENT
  LMI Aerospace, Inc.-/- .....................................   US             14,500       150,438         0.4
    AEROSPACE/DEFENSE
  Gradall Industries, Inc.-/- ................................   US             10,200       149,175         0.4
    MACHINERY & ENGINEERING
  Global Industries Ltd.-/- ..................................   US              8,100       136,687         0.4
    CONSTRUCTION
                                                                                         -----------
                                                                                           1,701,612
                                                                                         -----------
Consumer Durables (1.4%)
  Tower Automotive, Inc.-/- ..................................   US              7,800       334,425         0.9
    AUTO PARTS
  U.S. Home Corp.-/- .........................................   US              4,100       169,125         0.5
    HOUSING
                                                                                         -----------
                                                                                             503,550
                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Consumer Non-Durables (0.7%)
  Mail-Well, Inc.-/- .........................................   US             11,600   $   251,575         0.7
    OTHER CONSUMER GOODS
  Racing Champions Corp.-/- ..................................   US                700         8,181          --
    TOYS
                                                                                         -----------
                                                                                             259,756
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $31,159,540) ..................                            34,092,384        96.7
                                                                                         -----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co., due
   July 1, 1998, for an effective yield of 5.70%,
   collateralized by $2,560,000 U.S. Treasury Bills, 5.875%
   due 1/31/99 (market value of collateral is $2,627,200,
   including accrued interest). (cost $2,573,000)  ...........                             2,573,000         7.3
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $33,732,540)  * ......................                            36,665,384       104.0
Other Assets and Liabilities .................................                            (1,410,524)       (4.0)
                                                                                         -----------       -----

NET ASSETS ...................................................                           $35,254,860       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $33,817,496 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   4,542,875
                 Unrealized depreciation:            (1,694,987)
                                                  -------------
                 Net unrealized appreciation:     $   2,847,888
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                            AIM MID CAP GROWTH FUND
                (FORMERLY GT GLOBAL AMERICA MID CAP GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (49.2%)
  Outdoor Systems, Inc.-/- ..................................   US          1,203,780   $ 33,705,837         7.0
    BUSINESS & PUBLIC SERVICES
  Clear Channel Communications, Inc.-/- .....................   US            268,443     29,293,842         6.1
    BROADCASTING & PUBLISHING
  Snyder Communications, Inc.-/- ............................   US            614,600     27,042,400         5.6
    BUSINESS & PUBLIC SERVICES
  Hilton Hotels Corp. .......................................   US            709,800     20,229,300         4.2
    LEISURE & TOURISM
  Chancellor Media Corp.-/- .................................   US            340,500     16,907,953         3.5
    BROADCASTING & PUBLISHING
  Premier Parks, Inc.-/- ....................................   US            221,800     14,777,425         3.1
    LEISURE & TOURISM
  ServiceMaster Co. .........................................   US            320,200     12,187,613         2.5
    CONSUMER SERVICES
  Cablevision Systems Corp. "A"-/- ..........................   US            125,000     10,437,500         2.2
    CABLE TELEVISION
  Keane, Inc.-/- ............................................   US            182,100     10,197,600         2.1
    BUSINESS & PUBLIC SERVICES
  Central Parking Corp. .....................................   US            221,800     10,091,900         2.1
    CONSUMER SERVICES
  Young & Rubicam, Inc.-/- ..................................   US            308,200      9,862,400         2.0
    BUSINESS & PUBLIC SERVICES
  Cambridge Technology Partners, Inc.-/- ....................   US            164,500      8,985,813         1.9
    BUSINESS & PUBLIC SERVICES
  Univision Communications, Inc.-/- .........................   US            239,600      8,925,100         1.9
    BROADCASTING & PUBLISHING
  Lamar Advertising Co.-/- ..................................   US            217,100      7,788,463         1.6
    BUSINESS & PUBLIC SERVICES
  Personnel Group of America, Inc.-/- .......................   US            366,700      7,334,000         1.5
    BUSINESS & PUBLIC SERVICES
  Jacor Communications, Inc.-/- .............................   US             96,300      5,681,700         1.2
    BROADCASTING & PUBLISHING
  Paychex, Inc. .............................................   US             86,400      3,515,400         0.7
    BUSINESS & PUBLIC SERVICES
                                                                                        ------------
                                                                                         236,964,246
                                                                                        ------------
Technology (14.6%)
  Sterling Commerce, Inc.-/- ................................   US            327,700     15,893,450         3.3
    SOFTWARE
  Software AG Systems, Inc.-/- ..............................   US            400,000     11,700,000         2.4
    SOFTWARE
  Aspen Technology, Inc.-/- .................................   US            190,500      9,620,250         2.0
    SOFTWARE
  Platinum Technology, Inc.-/- ..............................   US            314,000      8,968,625         1.9
    SOFTWARE
  SunGard Data Systems, Inc.-/- .............................   US            229,000      8,787,875         1.8
    SOFTWARE
  Peoplesoft, Inc.-/- .......................................   US            177,500      8,342,500         1.7
    SOFTWARE

    The accompanying notes are an integral part of the financial statements.

                            AIM MID CAP GROWTH FUND
                (FORMERLY GT GLOBAL AMERICA MID CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (Continued)
  Ciena Corp.-/- ............................................   US            104,000   $  7,241,000         1.5
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                          70,553,700
                                                                                        ------------
Finance (13.0%)
  Golden State Bancorp, Inc.-/- .............................   US            381,300     11,343,675         2.4
    SAVINGS & LOANS
  C.I.T. Group, Inc. "A"-/- .................................   US            266,800     10,005,000         2.1
    OTHER FINANCIAL
  Exel Ltd. .................................................   US            120,500      9,376,406         1.9
    INSURANCE - PROPERTY-CASUALTY
  GreenPoint Financial Corp. ................................   US            249,200      9,376,150         1.9
    SAVINGS & LOANS
  Capital One Financial Corp. ...............................   US             68,200      8,469,588         1.8
    CONSUMER FINANCE
  Ace Ltd. ..................................................   US            183,100      7,140,900         1.5
    INSURANCE - PROPERTY-CASUALTY
  Heller Financial, Inc.-/- .................................   US            226,600      6,798,000         1.4
    OTHER FINANCIAL
                                                                                        ------------
                                                                                          62,509,719
                                                                                        ------------
Health Care (8.0%)
  Forest Laboratories, Inc. "A"-/- ..........................   US            268,000      9,581,000         2.0
    PHARMACEUTICALS
  Wellpoint Health Networks-/- ..............................   US            118,000      8,732,000         1.8
    HEALTH CARE SERVICES
  ALZA Corp.-/- .............................................   US            176,300      7,624,975         1.6
    PHARMACEUTICALS
  HBO & Co. .................................................   US            206,200      7,268,550         1.5
    HEALTH CARE SERVICES
  McKesson Corp. ............................................   US             68,100      5,533,125         1.1
    HEALTH CARE SERVICES
                                                                                        ------------
                                                                                          38,739,650
                                                                                        ------------
Consumer Non-Durables (6.7%)
  U.S. Foodservice-/- .......................................   US            553,400     19,403,588         4.0
    FOOD
  Suiza Foods Corp.-/- ......................................   US            170,500     10,176,719         2.1
    FOOD
  International Home Foods, Inc.-/- .........................   US            135,400      3,080,350         0.6
    FOOD
                                                                                        ------------
                                                                                          32,660,657
                                                                                        ------------
Materials/Basic Industry (5.4%)
  International Specialty Products, Inc.-/- .................   US            668,200     12,445,225         2.6
    CHEMICALS
  Millenium Chemicals, Inc. .................................   US            215,600      7,303,450         1.5
    CHEMICALS

    The accompanying notes are an integral part of the financial statements.

                            AIM MID CAP GROWTH FUND
                (FORMERLY GT GLOBAL AMERICA MID CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  Crompton & Knowles Corp. ..................................   US            250,700   $  6,314,506         1.3
    CHEMICALS
                                                                                        ------------
                                                                                          26,063,181
                                                                                        ------------
Energy (3.1%)
  J. Ray McDermott S.A.-/- ..................................   US            239,900      9,955,850         2.1
    ENERGY EQUIPMENT & SERVICES
  Anadarko Petroleum Corp. ..................................   US             75,300      5,059,219         1.0
    ENERGY SOURCES
                                                                                        ------------
                                                                                          15,015,069
                                                                                        ------------
Capital Goods (2.5%)
  U.S. Filter Corp.-/- ......................................   US            422,250     11,849,391         2.5
    ENVIRONMENTAL
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $397,646,938) ................                            494,355,613       102.5
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Golden State Bancorp. Litigation Warrants-/- (cost
   $2,296,744) ..............................................   US            381,300      2,025,656         0.4
    SAVINGS & LOANS
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $399,943,682)  * ....................                            496,381,269       102.9
Other Assets and Liabilities ................................                            (14,212,467)       (2.9)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $482,168,802       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $401,270,613 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  99,557,388
                 Unrealized depreciation:            (4,446,732)
                                                  -------------
                 Net unrealized appreciation:     $  95,110,656
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                     AIM AMERICA VALUE FUND - CONSOLIDATED
                    (FORMERLY GT GLOBAL AMERICA VALUE FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (33.1%)
  Exel Ltd. .................................................   US             10,900   $    848,156         2.9
    INSURANCE - PROPERTY-CASUALTY
  Chase Manhattan Corp. .....................................   US             10,150        766,325         2.6
    BANKS-MONEY CENTER
  Travelers Group, Inc. .....................................   US             12,150        736,594         2.5
    INSURANCE - MULTI-LINE
  Allstate Corp. ............................................   US              7,875        721,055         2.4
    INSURANCE - MULTI-LINE
  Fleet Financial Group, Inc. ...............................   US              8,600        718,100         2.4
    BANKS-SUPER REGIONAL
  SLM Holding Corp. .........................................   US             14,612        715,988         2.4
    OTHER FINANCIAL
  First Chicago NBD Corp. ...................................   US              8,000        709,000         2.4
    BANKS-REGIONAL
  Mellon Bank Corp. .........................................   US              9,700        675,363         2.3
    BANKS-REGIONAL
  Household International, Inc. .............................   US             13,500        671,625         2.3
    CONSUMER FINANCE
  BankAmerica Corp. .........................................   US              7,550        652,603         2.2
    BANKS-MONEY CENTER
  GreenPoint Financial Corp. ................................   US             16,000        602,000         2.0
    SAVINGS & LOANS
  NationsBank Corp. .........................................   US              7,700        589,050         2.0
    BANKS-REGIONAL
  Starwood Hotels & Resorts .................................   US              8,583        414,666         1.4
    REAL ESTATE INVESTMENT TRUST
  Citicorp ..................................................   US              2,400        358,200         1.2
    BANKS-MONEY CENTER
  Crescent Real Estate Equities Co. .........................   US             10,000        336,250         1.1
    REAL ESTATE INVESTMENT TRUST
  Felcor Suite Hotels, Inc. .................................   US              9,025        283,159         1.0
    REAL ESTATE INVESTMENT TRUST
                                                                                        ------------
                                                                                           9,798,134
                                                                                        ------------
Energy (17.1%)
  Texas Utilities Co. .......................................   US             17,900        745,088         2.5
    ELECTRICAL & GAS UTILITIES
  Mobil Corp. ...............................................   US              9,200        704,950         2.4
    OIL
  Unocal Corp. ..............................................   US             19,300        689,975         2.3
    OIL
  Atlantic Richfield Co. (ARCO) .............................   US              8,100        632,813         2.1
    OIL
  Anadarko Petroleum Corp. ..................................   US              9,200        618,125         2.1
    ENERGY SOURCES
  McDermott International, Inc. .............................   US             16,600        571,663         1.9
    ENERGY EQUIPMENT & SERVICES
  Pinnacle West Capital Corp. ...............................   US              9,625        433,125         1.5
    ELECTRICAL & GAS UTILITIES

    The accompanying notes are an integral part of the financial statements.

                     AIM AMERICA VALUE FUND - CONSOLIDATED
                    (FORMERLY GT GLOBAL AMERICA VALUE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Carolina Power & Light Co. ................................   US              9,000   $    390,375         1.3
    ELECTRICAL & GAS UTILITIES
  GPU, Inc. .................................................   US              7,825        295,883         1.0
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           5,081,997
                                                                                        ------------
Services (12.9%)
  Bell Atlantic Corp. .......................................   US             18,400        839,500         2.8
    TELEPHONE - REGIONAL/LOCAL
  Comcast Corp. 'A' .........................................   US             17,500        710,391         2.4
    CABLE TELEVISION
  Time Warner, Inc. .........................................   US              8,000        683,500         2.3
    BROADCASTING & PUBLISHING
  Federated Department Stores, Inc.-/- ......................   US             11,500        618,844         2.1
    RETAILERS-APPAREL
  The Limited, Inc. .........................................   US             14,825        491,078         1.7
    RETAILERS-APPAREL
  U.S. West, Inc. ...........................................   US             10,000        470,000         1.6
    TELEPHONE - REGIONAL/LOCAL
                                                                                        ------------
                                                                                           3,813,313
                                                                                        ------------
Materials/Basic Industry (12.4%)
  E.I. du Pont de Nemours & Company .........................   US              9,200        686,550         2.3
    CHEMICALS
  Owens Corning .............................................   US             16,200        661,163         2.2
    BUILDING MATERIALS & COMPONENTS
  Millenium Chemicals, Inc. .................................   US             18,500        626,688         2.1
    CHEMICALS
  Stone Container Corp. .....................................   US             38,600        603,125         2.0
    PAPER/PACKAGING
  Imperial Chemical Industries PLC - ADR{\/} ................   US              7,700        496,650         1.7
    CHEMICALS
  Crompton & Knowles Corp. ..................................   US             13,500        340,031         1.2
    CHEMICALS
  International Paper Co. ...................................   US              6,000        258,000         0.9
    PAPER/PACKAGING
                                                                                        ------------
                                                                                           3,672,207
                                                                                        ------------
Consumer Durables (7.1%)
  Ford Motor Co. ............................................   US             12,500        737,500         2.5
    AUTOMOBILES
  Lennar Corp. ..............................................   US             18,500        545,750         1.9
    HOUSING
  General Motors Corp. ......................................   US              6,600        440,963         1.5
    AUTOMOBILES
  Meritor Automotive, Inc. ..................................   US             15,000        360,000         1.2
    AUTO PARTS
                                                                                        ------------
                                                                                           2,084,213
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                     AIM AMERICA VALUE FUND - CONSOLIDATED
                    (FORMERLY GT GLOBAL AMERICA VALUE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (5.2%)
  International Business Machines Corp. .....................   US              7,500   $    861,094         2.9
    COMPUTERS & PERIPHERALS
  Compaq Computer Corp. .....................................   US             24,200        686,675         2.3
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           1,547,769
                                                                                        ------------
Consumer Non-Durables (4.0%)
  Philip Morris Cos., Inc. ..................................   US             17,050        671,344         2.3
    TOBACCO
  RJR Nabisco Holdings Corp. ................................   US             21,275        505,281         1.7
    TOBACCO
                                                                                        ------------
                                                                                           1,176,625
                                                                                        ------------
Capital Goods (3.7%)
  U.S. Filter Corp.-/- ......................................   US             20,625        578,789         2.0
    ENVIRONMENTAL
  U.S.A.Waste Services, Inc. ................................   US             14,300        500,500         1.7
    ENVIRONMENTAL
                                                                                        ------------
                                                                                           1,079,289
                                                                                        ------------
Health Care (1.6%)
  Pharmacia & Upjohn, Inc. ..................................   US             10,500        484,309         1.6
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $26,403,641) .................                             28,737,856        97.1
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co.,
   due July 1, 1998, for an effective yield of 5.70%
   collateralized by $460,000 U.S. Treasury Bills, 5.875% due
   1/31/99 (market value of collateral is $472,075, including
   accrued interest). (cost $459,000) .......................                                459,000         1.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $26,862,641)  * .....................                             29,196,856        98.6
Other Assets and Liabilities ................................                                400,530         1.4
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 29,597,386       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $26,900,718 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,898,607
                 Unrealized depreciation:              (602,469)
                                                  -------------
                 Net unrealized appreciation:     $   2,296,138
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                              AIM
                                                                          -------------------------------------------
                                                                            SMALL CAP
                                                                              EQUITY        MID CAP    AMERICA VALUE
                                                                          FUND-CONSOLIDATED GROWTH FUND FUND-CONSOLIDATED
                                                                          --------------  -----------  --------------
Assets:
  Investments in securities, at value (cost $33,732,540; $399,943,682;
   and $26,862,641, respectively) (Note 1)..............................    $36,665,384   4$96,381,269   $29,196,856
  U.S. currency.........................................................            86           644            240
  Dividends receivable..................................................           588        80,604         42,424
  Interest receivable...................................................           407            --             73
  Receivable for Fund shares sold.......................................       522,566       442,351         70,096
  Receivable for securities sold........................................       447,737     1,391,606        857,174
  Receivable from A I M Advisors, Inc. (Note 2).........................        75,985            --         68,265
  Unamortized organizational costs (Note 1).............................        40,679            --         40,679
                                                                          --------------  -----------  --------------
    Total assets........................................................    37,753,432    498,296,474    30,275,807
                                                                          --------------  -----------  --------------
Liabilities:
  Payable for custodian fees............................................           778        84,299          5,455
  Payable for Directors' and Trustees' fees and expenses (Note 2).......         6,703         4,385          6,602
  Payable for fund accounting fees (Note 2).............................         1,532        10,018            658
  Payable for Fund shares repurchased (Note 2)..........................       938,102     6,431,497         83,620
  Payable for investment management and administration fees (Note 2)....        80,799       273,092         75,127
  Payable for loan outstanding (Note 1).................................            --     6,652,000             --
  Payable for printing and postage expenses.............................        37,978        13,626         37,498
  Payable for professional fees.........................................        19,013        13,728         17,735
  Payable for registration and filing fees..............................        22,587        13,414         17,486
  Payable for securities purchased......................................     1,355,332     2,006,275        399,574
  Payable for service and distribution expenses (Note 2)................        18,805       254,651         18,640
  Payable for transfer agent fees (Note 2)..............................        13,369       339,800         11,132
  Other accrued expenses................................................         3,474        30,887          4,794
                                                                          --------------  -----------  --------------
    Total liabilities...................................................     2,498,472    16,127,672        678,321
  Minority interest (Notes 1 & 2).......................................           100            --            100
                                                                          --------------  -----------  --------------
Net assets..............................................................    $35,254,860   4$82,168,802   $29,597,386
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Class A:
Net asset value and redemption price per share ($12,620,070 DIVIDED BY
 746,689; $238,023,863 DIVIDED BY 10,119,708; and $8,669,479 DIVIDED BY
 471,856 shares outstanding, respectively)..............................    $    16.90     $   23.52     $    18.37
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Maximum offering price per share (100/94.5 of $16.90; 100/94.5 of
 $23.52; and 100/94.5 of $18.37, respectively) *........................    $    17.88     $   24.89     $    19.44
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Class B:+
Net asset value and offering price per share $20,177,075 DIVIDED BY
 1,216,622; $243,093,084 DIVIDED BY 10,727,676; and $20,174,796 DIVIDED
 BY 1,114,911 shares outstanding, respectively).........................    $    16.58     $   22.66     $    18.10
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Advisor Class:
Net asset value and offering price per share, and redemption price per share $2,457,715 DIVIDED BY 144,152; $1,051,855 DIVIDED BY 44,488; and
 $753,111 DIVIDED BY 40,640 shares outstanding, respectively)...........    $    17.05     $   23.64     $    18.53
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Net assets consist of:
  Paid in capital (Note 4)..............................................    $27,650,613   3$45,007,969   $25,439,934
  Accumulated net investment loss.......................................      (310,132)   (3,756,379)       (21,933)
  Accumulated net realized gain on investments..........................     4,981,535    44,479,625      1,845,170
  Net unrealized appreciation of investments............................     2,932,844    96,437,587      2,334,215
                                                                          --------------  -----------  --------------
Total -- representing net assets applicable to capital shares
 outstanding............................................................    $35,254,860   4$82,168,802   $29,597,386
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------

----------------
    * On sales of $25,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                                         AIM
                                                                                  --------------------------------------------------
                                                                                  SMALL CAP EQUITY      MID CAP      AMERICA VALUE
                                                                                  FUND-CONSOLIDATED   GROWTH FUND  FUND-CONSOLIDATED
                                                                                  -----------------   -----------  -----------------
Investment income: (Note 1)
  Dividend income...............................................................     $   23,964       $   687,891     $  266,753
  Interest income...............................................................         16,300           113,913         22,266
  Securities lending income.....................................................          8,274           154,690            484
                                                                                  -----------------   -----------  -----------------
    Total investment income.....................................................         48,538           956,494        289,503
                                                                                  -----------------   -----------  -----------------
Expenses:
  Investment management and administration fees (Note 2)........................        122,481         1,788,752        104,395
  Amortization of organization costs (Note 1)...................................          8,779                --          8,779
  Custodian Fees................................................................         13,190            59,368          5,430
  Directors' and Trustees' fees and expenses (Note 2)...........................          9,576             7,964          9,050
  Fund accounting fees (Note 2).................................................          4,564            66,756          3,698
  Printing and postage expenses.................................................         27,925           100,124         25,340
  Professional fees.............................................................         34,443            65,372         28,236
  Registration and filing fees (Note 1).........................................         26,130            61,087         27,150
  Service and distribution expenses: (Note 2)
    Class A.....................................................................         20,616           432,588         15,364
    Class B.....................................................................         99,273         1,226,897         96,391
  Transfer agent fees (Note 2)..................................................         62,450           728,344         55,400
  Other expenses................................................................          6,244           204,822          2,014
                                                                                  -----------------   -----------  -----------------
    Total expenses before reductions and reimbursements.........................        435,671         4,742,074        381,247
                                                                                  -----------------   -----------  -----------------
      Expenses reimbursed by A I M Advisors, Inc. (Note 2)......................        (75,985)               --        (68,265)
      Expense reductions (Note 5)...............................................         (1,016)          (29,201)        (1,546)
                                                                                  -----------------   -----------  -----------------
    Total net expenses..........................................................        358,670         4,712,873        311,436
                                                                                  -----------------   -----------  -----------------
Net investment loss.............................................................       (310,132)       (3,756,379)       (21,933)
                                                                                  -----------------   -----------  -----------------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain on investments..............................................      3,724,962        28,358,903      1,443,280
  Net change in unrealized appreciation of investments..........................      2,036,645        30,955,839        333,471
                                                                                  -----------------   -----------  -----------------
Net realized and unrealized gain on investments.................................      5,761,607        59,314,742      1,776,751
                                                                                  -----------------   -----------  -----------------
Net increase in net assets resulting from operations............................     $5,451,475       $55,558,363     $1,754,818
                                                                                  -----------------   -----------  -----------------
                                                                                  -----------------   -----------  -----------------

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                    AIM
                           -------------------------------------------------------------------------------------
                                SMALL CAP EQUITY                  MID CAP                   AMERICA VALUE
                                FUND-CONSOLIDATED               GROWTH FUND               FUND-CONSOLIDATED
                           ---------------------------  ----------------------------  --------------------------
                            SIX MONTHS                   SIX MONTHS                    SIX MONTHS
                              ENDED                         ENDED                        ENDED
                             JUNE 30,     YEAR ENDED      JUNE 30,      YEAR ENDED      JUNE 30,     YEAR ENDED
                               1998      DECEMBER 31,       1998       DECEMBER 31,       1998      DECEMBER 31,
                           (UNAUDITED)       1997        (UNAUDITED)       1997       (UNAUDITED)       1997
                           ------------  -------------  -------------  -------------  ------------  ------------
Increase (decrease) in
net assets
Operations:
  Net investment income
   (loss)................  $  (310,132 ) $   (449,560 ) $ (3,756,379 ) $ (6,767,300 ) $   (21,933 ) $    22,242
  Net realized gain on
   investments and
   foreign currency
   transactions..........    3,724,962      2,524,251     28,358,903     91,288,360     1,443,280     1,352,859
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments...........    2,036,645      1,674,235     30,955,839    (23,043,968 )     333,471     2,016,032
                           ------------  -------------  -------------  -------------  ------------  ------------
    Net increase in net
     assets resulting
     from operations.....    5,451,475      3,748,926     55,558,363     61,477,092     1,754,818     3,391,133
                           ------------  -------------  -------------  -------------  ------------  ------------
Class A:
Distributions to
 shareholders: (Note 1)
  From net investment
   income................           --             --             --             --            --       (12,256 )
  From net realized gain
   on investments........           --       (213,287 )           --    (27,861,047 )          --      (482,262 )
Class B:
Distributions to
 shareholders: (Note 1)
  From net investment
   income................           --             --             --             --            --            --
  From net realized gain
   on investments........           --       (410,555 )           --    (29,550,073 )          --    (1,128,861 )
Advisor Class:
Distributions to
 shareholders: (Note 1)
  From net investment
   income................           --             --             --             --            --        (1,610 )
  From net realized gain
   on investments........           --        (32,021 )           --       (120,835 )          --       (30,657 )
                           ------------  -------------  -------------  -------------  ------------  ------------
    Total
     distributions.......           --       (655,863 )           --    (57,531,955 )          --    (1,655,646 )
                           ------------  -------------  -------------  -------------  ------------  ------------
Capital share
transactions: (Note 4)
  Increase from capital
   shares sold and
   reinvested............   23,061,481     60,411,522    380,523,601    783,255,935    11,647,193    33,884,259
  Decrease from capital
   shares repurchased....  (26,968,839 )  (49,371,158 ) (466,195,324 ) (954,921,988 )  (8,629,240 ) (19,018,130 )
                           ------------  -------------  -------------  -------------  ------------  ------------
    Net increase
     (decrease) from
     capital share
     transactions........   (3,907,358 )   11,040,364    (85,671,723 ) (171,666,053 )   3,017,953    14,866,129
                           ------------  -------------  -------------  -------------  ------------  ------------
Total increase (decrease)
 in net assets...........    1,544,117     14,133,427    (30,113,360 ) (167,720,916 )   4,772,771    16,601,616
Net assets:
  Beginning of period....   33,710,743     19,577,316    512,282,162    680,003,078    24,824,615     8,222,999
                           ------------  -------------  -------------  -------------  ------------  ------------
  End of period  *.......  $35,254,860   $ 33,710,743   $482,168,802   $512,282,162   $29,597,386   $24,824,615
                           ------------  -------------  -------------  -------------  ------------  ------------
                           ------------  -------------  -------------  -------------  ------------  ------------
 * Includes
undistributed/accumulated
net investment
 income (loss) of........  $  (310,132 ) $         --   $ (3,756,379 ) $         --   $   (21,933 ) $        --
                           ------------  -------------  -------------  -------------  ------------  ------------
                           ------------  -------------  -------------  -------------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          AIM SMALL CAP EQUITY FUND
                                          ---------------------------------------------------------
                                                                   CLASS A
                                          ---------------------------------------------------------
                                          SIX MONTHS                               OCTOBER 18, 1995
                                             ENDED              YEAR ENDED          (COMMENCEMENT
                                           JUNE 30,            DECEMBER 31,         OF OPERATIONS)
                                             1998          --------------------    TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)       1995 (D)
                                          -----------      --------     -------    ----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 14.27         $ 12.52      $11.80         $11.43
                                          -----------      --------     -------      --------
Income from investment operations:
  Net investment income (loss)..........     (0.11) * * * *   (0.18) * * *  (0.05) **       0.04*
  Net realized and unrealized gain on
   investments..........................      2.74            2.20        1.69           0.33
                                          -----------      --------     -------      --------
    Net increase from investment
     operations.........................      2.63            2.02        1.64           0.37
                                          -----------      --------     -------      --------
Distributions to shareholders:
  From net realized gain on
   investments..........................        --           (0.27)      (0.92)            --
                                          -----------      --------     -------      --------
    Total distributions.................        --           (0.27)      (0.92)            --
                                          -----------      --------     -------      --------
Net asset value, end of period..........   $ 16.90         $ 14.27      $12.52         $11.80
                                          -----------      --------     -------      --------
                                          -----------      --------     -------      --------

Total investment return (c).............     18.43% (b)      16.23%      13.81%          3.24% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $12,620         $10,896      $8,448         $1,931
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     (1.47)% (a)     (1.40)%     (0.38)%         1.68% (a)
  Without expense reductions and/or
   reimbursement........................     (1.93)% (a)     (2.00)%     (1.47)%       (20.52)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      1.74% (a)       1.92%       2.00%          2.00% (a)
  Without expense reductions and/or
   reimbursement........................      2.20% (a)       2.52%       3.09%         24.20% (a)
Ratio of interest expense to average net
 assets+................................      0.02% (a)        N/A         N/A            N/A
Portfolio turnover rate+................       208% (a)        233%        150%           N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
 * * * * Before reimbursement the net investment loss per share would have been $(0.15), $(0.21), and $(0.12) for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           AIM SMALL CAP EQUITY FUND
                                          -----------------------------------------------------------
                                                                    CLASS B
                                          -----------------------------------------------------------
                                          SIX MONTHS                                OCTOBER 18, 1995
                                             ENDED              YEAR ENDED            (COMMENCEMENT
                                           JUNE 30,            DECEMBER 31,          OF OPERATIONS)
                                             1998          ---------------------     TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)        1995 (D)
                                          -----------      --------     --------    -----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 14.06         $ 12.42      $ 11.78         $ 11.43
                                          -----------      --------     --------    -----------------
Income from investment operations:
  Net investment income (loss)..........     (0.17) * * * *   (0.26) * * *   (0.14) **        0.02*
  Net realized and unrealized gain on
   investments..........................      2.69            2.17         1.70            0.33
                                          -----------      --------     --------    -----------------
    Net increase from investment
     operations.........................      2.52            1.91         1.56            0.35
                                          -----------      --------     --------    -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................        --           (0.27)       (0.92)             --
                                          -----------      --------     --------    -----------------
    Total distributions.................        --           (0.27)       (0.92)             --
                                          -----------      --------     --------    -----------------
Net asset value, end of period..........   $ 16.58         $ 14.06      $ 12.42         $ 11.78
                                          -----------      --------     --------    -----------------
                                          -----------      --------     --------    -----------------

Total investment return (c).............     17.99% (b)      15.47%       13.14%           3.06% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $20,177         $21,222      $10,694         $ 2,024
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     (2.12)% (a)     (2.05)%      (1.03)%          1.03% (a)
  Without expense reductions and/or
   reimbursement........................     (2.58)% (a)     (2.65)%      (2.12)%        (21.17)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      2.39% (a)       2.57%        2.65%           2.65% (a)
  Without expense reductions and/or
   reimbursement........................      2.85% (a)       3.17%        3.74%          24.85% (a)
Ratio of interest expense to average net
 assets+................................      0.02% (a)        N/A          N/A             N/A
Portfolio turnover rate+................       208% (a)        233%         150%            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
 * * * * Before reimbursement the net investment loss per share would have been $(0.15), $(0.21), and $(0.12) for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          AIM SMALL CAP EQUITY FUND
                                          ---------------------------------------------------------
                                                                ADVISOR CLASS
                                          ---------------------------------------------------------
                                          SIX MONTHS                              OCTOBER 18, 1995
                                            ENDED              YEAR ENDED           (COMMENCEMENT
                                           JUNE 30,           DECEMBER 31,         OF OPERATIONS)
                                             1998         --------------------     TO DECEMBER 31,
                                          (UNAUDITED)     1997 (D)    1996 (D)        1995 (D)
                                          ----------      -------     --------    -----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $14.39         $12.58      $ 11.81         $ 11.43
                                          ----------      -------     --------       --------
Income from investment operations:
  Net investment income (loss)..........    (0.08) * * * *  (0.14) * * *      --* *        0.05*
  Net realized and unrealized gain on
   investments..........................     2.74           2.22         1.69            0.33
                                          ----------      -------     --------       --------
    Net increase from investment
     operations.........................     2.66           2.08         1.69            0.38
                                          ----------      -------     --------       --------
Distributions to shareholders:
  From net realized gain on
   investments..........................       --          (0.27)       (0.92)             --
                                          ----------      -------     --------       --------
    Total distributions.................       --          (0.27)       (0.92)             --
                                          ----------      -------     --------       --------
Net asset value, end of period..........   $17.05         $14.39      $ 12.58         $ 11.81
                                          ----------      -------     --------       --------
                                          ----------      -------     --------       --------

Total investment return (c).............    18.49% (b)     16.63%       14.22%           3.32% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $2,458         $1,592      $   435         $    52
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........    (1.12)% (a)    (1.05)%      (0.03)%          2.03% (a)
  Without expense reductions and/or
   reimbursement........................    (1.58)% (a)    (1.65)%      (1.12)%        (20.17)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     1.39% (a)      1.57%        1.65%           1.65% (a)
  Without expense reductions and/or
   reimbursement........................     1.85% (a)      2.17%        2.74%          23.85% (a)
Ratio of interest expense to average net
 assets+................................     0.02% (a)       N/A          N/A             N/A
Portfolio turnover rate+................      208% (a)       233%         150%            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
 * * * * Before reimbursement the net investment loss per share would have been $(0.15), $(0.21), and $(0.12) for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                            AIM MID CAP GROWTH FUND
                                             --------------------------------------------------------------------------------------
                                                                                    CLASS A+
                                             --------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                              JUNE 30,                               YEAR ENDED DECEMBER 31,
                                                1998          ---------------------------------------------------------------------
                                             (UNAUDITED) (D)    1997           1996           1995         1994 (D)         1993
                                             -----------      ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
Net asset value, beginning of period....      $  21.01        $  20.77       $  19.07       $  17.69       $  17.17       $  17.12
                                             -----------      ---------      ---------      ---------      ---------      ---------
Income from investment operations:
  Net investment income (loss)..........         (0.14)          (0.20)          0.03           0.24           0.04          (0.21)
  Net realized and unrealized gain on
   investments..........................          2.65            3.00           2.96           3.93           2.55           1.56
                                             -----------      ---------      ---------      ---------      ---------      ---------
    Net increase from investment
     operations.........................          2.51            2.80           2.99           4.17           2.59           1.35
                                             -----------      ---------      ---------      ---------      ---------      ---------
Distributions to shareholders:
  From net investment income............            --              --             --          (0.21)         (0.02)            --
  From net realized gain on
   investments..........................            --           (2.56)         (1.29)         (2.58)         (2.05)         (1.30)
                                             -----------      ---------      ---------      ---------      ---------      ---------
    Total distributions.................            --           (2.56)         (1.29)         (2.79)         (2.07)         (1.30)
                                             -----------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period..........      $  23.52        $  21.01       $  20.77       $  19.07       $  17.69       $  17.17
                                             -----------      ---------      ---------      ---------      ---------      ---------
                                             -----------      ---------      ---------      ---------      ---------      ---------

Total investment return (c).............         11.95%(b)       14.05%         15.65%         23.23%         15.69%           8.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....      $238,024        $255,674       $343,427       $396,291       $196,937       $116,468
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         (1.20)%(a)      (0.90)%         0.12%          1.24%          0.17%          (0.7)%
  Without expense reductions............         (1.21)%(a)      (1.01)%         0.07%           N/A            N/A            N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......          1.59%(a)        1.37%          1.36%          1.46%          1.58%           1.6%
  Without expense reductions............          1.60%(a)        1.48%          1.41%           N/A            N/A            N/A
Portfolio turnover rate++++.............           171%(a)         190%           253%            71%           102%            92%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                      AIM MID CAP GROWTH FUND
                                           ------------------------------------------------------------------------------
                                                                             CLASS B++
                                           ------------------------------------------------------------------------------
                                           SIX MONTHS                                                          APRIL 1,
                                              ENDED                                                              1993
                                            JUNE 30,                  YEAR ENDED DECEMBER 31,                     TO
                                              1998        -----------------------------------------------    DECEMBER 31,
                                           (UNAUDITED) (D)   1997        1996         1995       1994 (D)        1993
                                           -----------    ---------    ---------    ---------    --------    ------------
Per Share Operating Performance:
Net asset value, beginning of period....    $  20.31      $  20.28     $  18.77     $  17.50     $ 17.09       $15.90
                                           -----------    ---------    ---------    ---------    --------    ------------
Income from investment operations:
  Net investment income (loss)..........       (0.21)        (0.34)       (0.11)        0.10       (0.09)       (0.29)
  Net realized and unrealized gain on
   investments..........................        2.56          2.93         2.91         3.87        2.55         2.78
                                           -----------    ---------    ---------    ---------    --------    ------------
    Net increase from investment
     operations.........................        2.35          2.59         2.80         3.97        2.46         2.49
                                           -----------    ---------    ---------    ---------    --------    ------------
Distributions to shareholders:
  From net investment income............          --            --           --        (0.12)         --           --
  From net realized gain on
   investments..........................          --         (2.56)       (1.29)       (2.58)      (2.05)       (1.30)
                                           -----------    ---------    ---------    ---------    --------    ------------
    Total distributions.................          --         (2.56)       (1.29)       (2.70)      (2.05)       (1.30)
                                           -----------    ---------    ---------    ---------    --------    ------------
Net asset value, end of period..........    $  22.66      $  20.31     $  20.28     $  18.77     $ 17.50       $17.09
                                           -----------    ---------    ---------    ---------    --------    ------------
                                           -----------    ---------    ---------    ---------    --------    ------------

Total investment return (c).............       11.57%(b)     13.35%       14.82%       22.42%      15.06%        16.1% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $243,093      $255,468     $334,590     $348,435     $80,060       $1,982
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......       (1.85)%(a)    (1.55)%      (0.53)%       0.59%      (0.48)%       (1.3)% (a)
  Without expense reductions............       (1.86)%(a)    (1.66)%      (0.58)%        N/A         N/A          N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......        2.24%(a)      2.02%        2.01%        2.11%       2.23%         2.2% (a)
  Without expense reductions............        2.25%(a)      2.13%        2.06%         N/A         N/A          N/A
Portfolio turnover rate++++.............         171%(a)       190%         253%          71%        102%          92%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          AIM MID CAP GROWTH FUND
                                             --------------------------------------------------
                                                              ADVISOR CLASS+++
                                             --------------------------------------------------
                                                                                        JUNE 1,
                                             SIX MONTHS                                  1995
                                                ENDED         YEAR ENDED DECEMBER         TO
                                              JUNE 30,                31,               DECEMBER
                                                1998          --------------------      31,
                                             (UNAUDITED) (D)   1997         1996         1995
                                             -----------      -------      -------      -------
Per Share Operating Performance:
Net asset value, beginning of period....      $ 21.10         $20.76       $19.05       $20.61
                                             -----------      -------      -------      -------
Income from investment operations:
  Net investment income (loss)..........        (0.10)         (0.15)        0.09         0.21
  Net realized and unrealized gain on
   investments..........................         2.64           3.05         2.91         1.09
                                             -----------      -------      -------      -------
    Net increase from investment
     operations.........................         2.54           2.90         3.00         1.30
                                             -----------      -------      -------      -------
Distributions to shareholders:
  From net investment income............           --             --           --        (0.28)
  From net realized gain on
   investments..........................           --          (2.56)       (1.29)       (2.58)
                                             -----------      -------      -------      -------
    Total distributions.................           --          (2.56)       (1.29)       (2.86)
                                             -----------      -------      -------      -------
Net asset value, end of period..........      $ 23.64         $21.10       $20.76       $19.05
                                             -----------      -------      -------      -------
                                             -----------      -------      -------      -------

Total investment return (c).............        12.04% (b)     14.54%       15.72%        6.01%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....      $ 1,052         $1,140       $1,986       $1,394
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......        (0.85)% (a)     0.55%        0.47%        1.59%(a)
  Without expense reductions............        (0.86)% (a)    (0.66)%       0.42%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.24% (a)      1.02%        1.01%        1.11%(a)
  Without expense reductions............         1.25% (a)      1.13%        1.06%         N/A
Portfolio turnover rate++++.............          171% (a)       190%         253%          71%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            AIM AMERICA VALUE FUND
                                          -----------------------------------------------------------
                                                                    CLASS A
                                          -----------------------------------------------------------
                                          SIX MONTHS                                 OCTOBER 18, 1995
                                             ENDED         YEAR ENDED DECEMBER        (COMMENCEMENT
                                           JUNE 30,                31,                OF OPERATIONS)
                                             1998          --------------------      TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)         1995 (D)
                                          -----------      -------      -------      ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $17.25         $14.65       $12.76           $ 11.43
                                          -----------      -------      -------      ----------------
Income from investment operations:
  Net investment income (loss)..........      0.03* * * *    0.09* * *   (0.01) * *         0.03*
  Net realized and unrealized gain on
   investments..........................      1.09           3.87         1.94              1.30
                                          -----------      -------      -------      ----------------
    Net increase from investment
     operations.........................      1.12           3.96         1.93              1.33
                                          -----------      -------      -------      ----------------
Distributions to shareholders:
  From net investment income............        --          (0.03)          --                --
  From net realized gain on
   investments..........................        --          (1.33)       (0.04)               --
                                          -----------      -------      -------      ----------------
    Total distributions.................        --          (1.36)       (0.04)               --
                                          -----------      -------      -------      ----------------
Net asset value, end of period..........    $18.37         $17.25       $14.65           $ 12.76
                                          -----------      -------      -------      ----------------
                                          -----------      -------      -------      ----------------

Total investment return (c).............      6.49% (b)     27.23%       15.12%            11.64% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $8,669         $7,668       $2,529           $   870
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      0.28% (a)      0.56%       (0.10)%            1.10% (a)
  Without expense reductions and/or
   reimbursement........................     (0.21)% (a)    (0.42)%      (3.61)%          (47.44)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      1.73% (a)      1.99%        2.00%             2.00% (a)
  Without expense reductions and/or
   reimbursement........................      2.22% (a)      2.97%        5.51%            50.54% (a)
Ratio of interest expense to average net
 assets+................................       N/A           0.03%         N/A               N/A
Portfolio turnover rate+................       132% (a)        93%         256%              N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1997.
 * * * * Before reimbursement the net investment income (loss) per share would have been $(.01), $(.07) and $.01 for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             AIM AMERICA VALUE FUND
                                          ------------------------------------------------------------
                                                                    CLASS B
                                          ------------------------------------------------------------
                                          SIX MONTHS                                  OCTOBER 18, 1995
                                             ENDED          YEAR ENDED DECEMBER        (COMMENCEMENT
                                           JUNE 30,                 31,                OF OPERATIONS)
                                             1998          ---------------------      TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)      1996 (D)         1995 (D)
                                          -----------      --------      -------      ----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 17.04         $ 14.54       $12.75           $ 11.43
                                          -----------      --------      -------      ----------------
Income from investment operations:
  Net investment income (loss)..........     (0.03) * * * *   (0.01) * * *  (0.10) * *        0.01*
  Net realized and unrealized gain on
   investments..........................      1.09            3.83         1.93              1.31
                                          -----------      --------      -------      ----------------
    Net increase from investment
     operations.........................      1.06            3.82         1.83              1.32
                                          -----------      --------      -------      ----------------
Distributions to shareholders:
  From net investment income............        --              --           --                --
  From net realized gain on
   investments..........................        --           (1.32)       (0.04)               --
                                          -----------      --------      -------      ----------------
    Total distributions.................        --           (1.32)       (0.04)               --
                                          -----------      --------      -------      ----------------
Net asset value, end of period..........   $ 18.10         $ 17.04       $14.54           $ 12.75
                                          -----------      --------      -------      ----------------
                                          -----------      --------      -------      ----------------

Total investment return (c).............      6.16% (b)      26.44%       14.35%            11.55% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $20,175         $16,717       $5,503           $ 1,254
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     (0.37)% (a)     (0.09)%      (0.75)%            0.45% (a)
  Without expense reductions and/or
   reimbursement........................     (0.86)% (a)     (1.07)%      (4.26)%          (48.09)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      2.38% (a)       2.64%        2.65%(a)          2.65% (a)
  Without expense reductions and/or
   reimbursement........................      2.87% (a)       3.62%        6.16%            51.19% (a)
Ratio of interest expense to average net
 assets+................................       N/A            0.03%         N/A               N/A
Portfolio turnover rate+................       132% (a)         93%         256%              N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1997.
 * * * * Before reimbursement the net investment income (loss) per share would have been $(.01), $(.07) and $.01 for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            AIM AMERICA VALUE FUND
                                          -----------------------------------------------------------
                                                                 ADVISOR CLASS
                                          -----------------------------------------------------------
                                          SIX MONTHS                                 OCTOBER 18, 1995
                                             ENDED         YEAR ENDED DECEMBER        (COMMENCEMENT
                                           JUNE 30,                31,                OF OPERATIONS)
                                             1998          --------------------      TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)         1995 (D)
                                          -----------      -------      -------      ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $17.37         $14.72       $12.77           $ 11.43
                                          -----------      -------      -------      ----------------
Income from investment operations:
  Net investment income (loss)..........      0.05* * * *    0.15* * *    0.03* *           0.04*
  Net realized and unrealized gain on
   investments..........................      1.11           3.91         1.96              1.30
                                          -----------      -------      -------      ----------------
    Net increase from investment
     operations.........................      1.16           4.06         1.99              1.34
                                          -----------      -------      -------      ----------------
Distributions to shareholders:
  From net investment income............        --          (0.07)          --                --
  From net realized gain on
   investments..........................        --          (1.34)       (0.04)               --
                                          -----------      -------      -------      ----------------
    Total distributions.................        --          (1.41)       (0.04)               --
                                          -----------      -------      -------      ----------------
Net asset value, end of period..........    $18.53         $17.37       $14.72           $ 12.77
                                          -----------      -------      -------      ----------------
                                          -----------      -------      -------      ----------------

Total investment return (c).............      6.68% (b)     27.78%       15.58%            11.72% (a)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  753         $  439       $  191           $    81
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      0.63% (a)      0.91%        0.25%             1.45% (a)
  Without expense reductions and/or
   reimbursement........................      0.14% (a)     (0.07)%      (3.26)%          (47.09)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      1.38% (a)      1.64%        1.65%             1.65% (a)
  Without expense reductions and/or
   reimbursement........................      1.87% (a)      2.62%        5.16%            50.19% (a)
Ratio of interest expense to average net
 assets+................................       N/A           0.03%         N/A               N/A
Portfolio turnover rate+................       132% (a)        93%         256%              N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1997.
 * * * * Before reimbursement the net investment income (loss) per share would have been $(.01), $(.07) and $.01 for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                    NOTES TO
                              FINANCIAL STATEMENTS
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Small Cap Equity Fund, AIM Mid Cap Growth Fund, and AIM America Value Fund (the "Funds" formerly, GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund, respectively), are separate series of AIM Growth Series (the "Trust", formerly G.T. Global Growth Series). The Trust is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Trust has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The AIM Small Cap Equity Fund and AIM America Value Fund invest substantially all of their investable assets in Small Cap Portfolio and Value Portfolio ("Portfolios"), respectively. Each Portfolio is organized as a Delaware business trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the AIM Small Cap Equity Fund, the AIM America Value Fund, and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. At June 30, 1998, all of the shares of beneficial interest of each Portfolio were owned either by its respective fund or INVESCO (NY), Inc. (the "Sub-adviser"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(B) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio (the phrase "Fund or Portfolio" herein after includes the AIM Mid Cap Growth Fund and each of the two Portfolios), it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(C) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security, and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.

(E) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(F) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the funds:

                                                   JUNE 30, 1998             PERIOD ENDED JUNE
                                          --------------------------------       30, 1998
                                          AGGREGATE VALUE        CASH        -----------------
AIM                                          ON LOANS         COLLATERAL       FEES RECEIVED
----------------------------------------  ---------------   --------------   -----------------
Small Cap Equity Fund...................   $    1,441,406    $  1,470,234        $  8,274
Mid Cap Growth Fund.....................       42,313,661      42,984,542         154,690
America Value Fund......................               --              --             484

Cash collateral is received by the Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.

(G) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the AIM Small Cap Equity Fund, the AIM America Value Fund, and their respective Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for each Fund and $25,000 for each Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.

(H) TAXES
It is the policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund or Portfolios and timing differences.

(J) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(K) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) LINE OF CREDIT
Each of the Funds, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Funds and certain other Funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. Each of these three funds is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On June 30, 1998, AIM Mid Cap Growth Fund had $6,652,000 in loans outstanding.

For the period ended June 30, 1998, the average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for AIM Small Cap Equity Fund, AIM Mid Cap Growth Fund, and AIM America Value Fund was $513,375, $11,735,546 and $87,889 with a weighted average interest rate of 6.36%, 6.28%, and 6.24%, respectively. Interest expense for AIM Small Cap Equity Fund, AIM Mid Cap Growth Fund, and AIM America Value Fund for the period ended June 30, 1998 was $3,627, $198,306, and $137, respectively, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Funds' and Portfolios' investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Funds' and Portfolios' investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Funds and Portfolios and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Funds and Portfolios. A I M Distributors, Inc. ("AIM Distributors") became the Funds' distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust, and each Portfolio was reorganized from a New York Trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

AIM Small Cap Equity Fund and AIM America Value Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. AIM Mid Cap Growth Fund pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's or Portfolio's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Funds' distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended June 30, 1998, AIM Distributors and GT Global retained the following sales charges: $287 and $1,833, respectively, for the AIM Small Cap Equity Fund, $1,705 and $12,353, respectively, for the AIM Mid Cap Growth Fund, and $162 and $1,487, respectively, for the AIM America Value Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. No

CDSC's for Class A were collected for the period ended June 30, 1998. AIM Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of: $5,915 and $65,285, respectively, for the AIM Small Cap Equity Fund, $79,877 and $589,554, respectively, for the AIM Mid Cap Growth Fund, and $6,047 and $32,112, respectively, for the AIM America Value Fund. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Funds' reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund's were permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Funds' Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and were permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Funds' Class A shares, less any amounts paid by the Funds as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Funds were permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and were permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Funds compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Funds. Under the Class A Plan, the funds compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of each of the Fund's Class A shares.

Pursuant to the Funds' Class B Plan, the Funds compensate AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Class A Plan and the Class B Plan (together, the "Plans") are designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program that provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A and Class B shares of a Fund. Payments also can be directed by AIM Distributors to Financial Institutions who have entered into service agreements with respect to Class A and Class B shares of a Fund and who provide continuing personal services to their customers who own Class A and Class B shares of a Fund. The service fees payable to selected Financial Institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such Institution's customers' accounts that were purchased on or after a prescribed date set forth in the Plans.

The Manager and AIM Distributors have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class Shares, respectively. This undertaking may be changed or eliminated in the future. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to a Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Each Portfolio pays each of its

Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustee.

At June 30, 1998, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases of investment securities by the AIM Small Cap Equity Portfolio, AIM Mid Cap Growth Fund, and AIM America Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $34,489,676, $425,421,321 and $21,307,726, respectively. Sales of investment securities by the AIM Small Cap Equity Portfolio, AIM Mid Cap Growth Fund, and AIM America Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $38,854,404, $503,976,639 and $18,275,286, respectively. There were no purchases or sales of U.S. government obligations by a Fund or Portfolio during the year.

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           CAPITAL SHARE TRANSACTIONS
CAPITAL SHARES-AIM SMALL CAP EQUITY FUND

                                                SIX MONTHS ENDED
                                                 JUNE 30, 1998                   YEAR ENDED
                                                  (UNAUDITED)                 DECEMBER 31, 1997
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       766,677  $   12,379,784     2,067,494  $    28,341,345
Shares issued in connection with
  reinvestment of distributions.........            --              --        14,194          195,720
                                          ------------  --------------  ------------  ---------------
                                               766,677      12,379,784     2,081,688       28,537,065
Shares repurchased......................      (783,355)    (12,602,269)   (1,992,960)     (27,546,271)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................       (16,678) $     (222,485)       88,728  $       990,794
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       649,669  $   10,068,580     2,192,656  $    29,216,057
Shares issued in connection with
  reinvestment of distributions.........            --              --        26,438          359,234
                                          ------------  --------------  ------------  ---------------
                                               649,669      10,068,580     2,219,094       29,575,291
Shares repurchased......................      (942,259)    (14,277,803)   (1,570,899)     (20,624,826)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................      (292,590) $   (4,209,223)      648,195  $     8,950,465
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        39,133  $      613,117       156,123  $     2,292,127
Shares issued in connection with
  reinvestment of distributions.........            --              --           507            7,039
                                          ------------  --------------  ------------  ---------------
                                                39,133         613,117       156,630        2,299,166
Shares repurchased......................        (5,668)        (88,767)      (80,540)      (1,200,061)
                                          ------------  --------------  ------------  ---------------
Net increase............................        33,465  $      524,350        76,090  $     1,099,105
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

CAPITAL SHARES-AIM MID CAP GROWTH FUND

                                                SIX MONTHS ENDED
                                                 JUNE 30, 1998                   YEAR ENDED
                                                  (UNAUDITED)                 DECEMBER 31, 1997
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    13,237,471  $  293,037,123    24,801,099  $   522,081,212
Shares issued in connection with
  reinvestment of distributions.........            --              --     1,170,749       23,490,213
                                          ------------  --------------  ------------  ---------------
                                            13,237,471     293,037,123    25,971,848      545,571,425
Shares repurchased......................   (15,286,842)   (338,921,081)  (30,338,852)    (637,412,658)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (2,049,371) $  (45,883,958)   (4,367,004) $   (91,841,233)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     3,361,394  $   70,538,881     9,218,434  $   190,231,954
Shares issued in connection with
  reinvestment of distributions.........            --              --     1,240,395       24,063,873
                                          ------------  --------------  ------------  ---------------
                                             3,361,394      70,538,881    10,458,829      214,295,827
Shares repurchased......................    (5,214,434)   (110,304,526)  (14,376,532)    (293,260,545)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (1,853,040) $  (39,765,645)   (3,917,703) $   (78,964,718)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       796,165  $   16,947,597     1,056,271  $    23,267,932
Shares issued in connection with
  reinvestment of distributions.........            --              --         5,993          120,751
                                          ------------  --------------  ------------  ---------------
                                               796,165      16,947,597     1,062,264       23,388,683
Shares repurchased......................      (805,702)    (16,969,717)   (1,103,923)     (24,248,785)
                                          ------------  --------------  ------------  ---------------
Net decrease............................        (9,537) $      (22,120)      (41,659) $      (860,102)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

CAPITAL SHARES-AIM AMERICA VALUE FUND

                                                SIX MONTHS ENDED
                                                 JUNE 30, 1998                   YEAR ENDED
                                                  (UNAUDITED)                 DECEMBER 31, 1997
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       233,708  $    4,201,126       781,797  $    13,117,280
Shares issued in connection with
  reinvestment of distributions.........            --              --        26,859          454,725
                                          ------------  --------------  ------------  ---------------
                                               233,708       4,201,126       808,656       13,572,005
Shares repurchased......................      (206,495)     (3,733,422)     (536,657)      (9,148,725)
                                          ------------  --------------  ------------  ---------------
Net increase............................        27,213  $      467,704       271,999  $     4,423,280
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       402,934  $    7,126,394     1,148,582  $    19,043,834
Shares issued in connection with
  reinvestment of distributions.........            --              --        60,093        1,004,744
                                          ------------  --------------  ------------  ---------------
                                               402,934       7,126,394     1,208,675       20,048,578
Shares repurchased......................      (269,058)     (4,850,260)     (606,167)      (9,803,021)
                                          ------------  --------------  ------------  ---------------
Net increase............................       133,876  $    2,276,134       602,508  $    10,245,557
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        17,744  $      319,673        14,203  $       230,962
Shares issued in connection with
  reinvestment of distributions.........            --              --         1,920           32,714
                                          ------------  --------------  ------------  ---------------
                                                17,744         319,673        16,123          263,676
Shares repurchased......................        (2,387)        (45,558)       (3,834)         (66,384)
                                          ------------  --------------  ------------  ---------------
Net increase............................        15,357  $      274,115        12,289  $       197,292
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of a Fund's or Portfolio's expenses. For the period ended June 30, 1998, the expenses of AIM Small Cap Equity Portfolio, AIM Mid Cap Growth Fund and AIM America Value Portfolio were reduced by $1,016, $29,201 and $1,546 respectively, under these arrangements.

6. SUBSEQUENT EVENT
Effective September 8, 1998, INVESCO (NY), Inc. (the "Sub-adviser") will resign as (i) sub-advisor and sub-administrator to the Value Portfolio, the Small Cap Portfolio (together the "Portfolios") and AIM Mid Cap Growth Fund; and (ii) sub-administrator to AIM America Value Fund and AIM Small Cap Equity Fund. A I M Advisors, Inc. will continue to serve as the manager and administrator for the above-named funds and portfolios.

                             GT GLOBAL AMERICA FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statements of assets and liabilities of GT Global America Small Cap Growth Fund - Consolidated, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund - Consolidated, three of the funds organized as a series of GT Global Growth Series, including the portfolios of investments, as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the GT Global America Small Cap Growth Fund - Consolidated, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund - Consolidated, as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (33.0%)
  Signature Resorts, Inc.-/- ................................   US             45,550   $    996,400         3.0
    LEISURE & TOURISM
  Personnel Group of America, Inc.-/- .......................   US             25,700        848,100         2.5
    BUSINESS & PUBLIC SERVICES
  Insight Enterprises, Inc.-/- ..............................   US             20,700        760,725         2.3
    RETAILERS-OTHER
  Vistana, Inc.-/- ..........................................   US             26,900        618,700         1.8
    LEISURE & TOURISM
  American Disposal Services, Inc.-/- .......................   US             16,700        609,550         1.8
    CONSUMER SERVICES
  CDW Computer Centers, Inc.-/- .............................   US             11,000        573,375         1.7
    RETAILERS-OTHER
  Superior Services, Inc.-/- ................................   US             18,000        519,750         1.5
    CONSUMER SERVICES
  Lason Holdings, Inc.-/- ...................................   US             19,000        505,875         1.5
    CONSUMER SERVICES
  BA Merchant Services, Inc. "A"-/- .........................   US             28,400        504,100         1.5
    BUSINESS & PUBLIC SERVICES
  Comfort Systems USA, Inc.-/- ..............................   US             22,800        450,300         1.3
    BUSINESS & PUBLIC SERVICES
  HA-LO Industries, Inc.-/- .................................   US             17,200        447,200         1.3
    CONSUMER SERVICES
  Clear Channel Communications, Inc.-/- .....................   US              5,600        444,850         1.3
    TELECOM - OTHER
  Caribiner International, Inc.-/- ..........................   US              9,300        413,850         1.2
    CONSUMER SERVICES
  Henry Schein, Inc.-/- .....................................   US             11,400        399,000         1.2
    RETAILERS-OTHER
  Lamar Advertising Co.-/- ..................................   US              9,700        385,575         1.1
    BUSINESS & PUBLIC SERVICES
  C.H. Robinson Worldwide, Inc. .............................   US             16,600        371,425         1.1
    TRANSPORTATION - SHIPPING
  Jevic Transportation, Inc.-/- .............................   US             21,100        340,238         1.0
    TRANSPORTATION - SHIPPING
  Universal Outdoor Holdings, Inc.-/- .......................   US              5,900        306,800         0.9
    BUSINESS & PUBLIC SERVICES
  Bright Horizons, Inc.-/- ..................................   US             16,000        300,000         0.9
    CONSUMER SERVICES
  Hagler Bailly, Inc.-/- ....................................   US             10,900        245,250         0.7
    BUSINESS & PUBLIC SERVICES
  Service Experts, Inc.-/- ..................................   US              8,400        240,450         0.7
    CONSUMER SERVICES
  Industrial Distribution Group, Inc.-/- ....................   US             13,900        218,056         0.6
    WHOLESALE & INTERNATIONAL TRADE
  Execustay Corp.-/- ........................................   US             19,300        188,175         0.6
    LEISURE & TOURISM
  BridgeStreet Accommodations, Inc.-/- ......................   US             17,700        179,766         0.5
    CONSUMER SERVICES
  EduTrek International, Inc. "A"-/- ........................   US              4,900        127,400         0.4
    BUSINESS & PUBLIC SERVICES

    The accompanying notes are an integral part of the financial statements.

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Linens 'N Things, Inc.-/- .................................   US              1,800   $     78,525         0.2
    RETAILERS-APPAREL
  NEXTLINK Communications, Inc. "A"-/- ......................   US              3,600         76,725         0.2
    TELEPHONE - REGIONAL/LOCAL
  Coldwater Creek, Inc.-/- ..................................   US              1,800         60,750         0.2
    RETAILERS-OTHER
                                                                                        ------------
                                                                                          11,210,910
                                                                                        ------------
Health Care (14.3%)
  Jones Medical Industries, Inc. ............................   US             16,700        638,775         1.9
    MEDICAL TECHNOLOGY & SUPPLIES
  SangStat Medical Corp.-/- .................................   US              9,400        380,700         1.1
    MEDICAL TECHNOLOGY & SUPPLIES
  Atria Communities, Inc.-/- ................................   US             21,300        364,763         1.1
    HEALTH CARE SERVICES
  ESC Medical Systems Ltd.-/- {\/} ..........................   ISRL            9,400        364,250         1.1
    MEDICAL TECHNOLOGY & SUPPLIES
  SEQUUS Pharmaceuticals, Inc.-/- ...........................   US             47,900        356,256         1.1
    PHARMACEUTICALS
  AmeriSource Health Corp. "A"-/- ...........................   US              5,600        329,000         1.0
    HEALTH CARE SERVICES
  Waters Corp.-/- ...........................................   US              8,500        319,813         1.0
    MEDICAL TECHNOLOGY & SUPPLIES
  Arris Pharmaceutical Corp.-/- .............................   US             36,800        308,200         0.9
    PHARMACEUTICALS
  Pharmacopeia, Inc.-/- .....................................   US             18,100        289,600         0.9
    BIOTECHNOLOGY
  Lunar Corp.-/- ............................................   US             13,800        282,900         0.8
    MEDICAL TECHNOLOGY & SUPPLIES
  VIVUS, Inc.-/- ............................................   US             24,600        261,375         0.8
    MEDICAL TECHNOLOGY & SUPPLIES
  COR Therapeutics, Inc.-/- .................................   US              9,700        218,250         0.6
    BIOTECHNOLOGY
  Focal, Inc.-/- ............................................   US             18,000        191,250         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  Nitinol Medical Technologies, Inc.-/- .....................   US             15,000        120,000         0.4
    MEDICAL TECHNOLOGY & SUPPLIES
  Gilead Sciences, Inc.-/- ..................................   US              2,700        103,275         0.3
    BIOTECHNOLOGY
  AmeriPath, Inc.-/- ........................................   US              5,800         98,600         0.3
    HEALTH CARE SERVICES
  Depotech Corp.-/- .........................................   US             23,500         83,719         0.3
    PHARMACEUTICALS
  Sofamor Danek Group, Inc.-/- ..............................   US                600         39,038         0.1
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                           4,749,764
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (13.2%)
  Software AG Systems, Inc.-/- ..............................   US             31,600   $    458,200         1.4
    SOFTWARE
  Documentum, Inc.-/- .......................................   US             10,000        421,250         1.3
    SOFTWARE
  Analysts International Corp. ..............................   US             11,050        381,225         1.1
    COMPUTERS & PERIPHERALS
  Roper Industries, Inc. ....................................   US             12,600        355,950         1.1
    INSTRUMENTATION & TEST
  Pegasystems, Inc.-/- ......................................   US             16,000        323,000         1.0
    SOFTWARE
  Integrated Circuit Systems, Inc.-/- .......................   US             10,900        310,650         0.9
    SEMICONDUCTORS
  MRV Communications, Inc.-/- ...............................   US             12,900        307,988         0.9
    TELECOM TECHNOLOGY
  Ciber, Inc.-/- ............................................   US              4,800        278,400         0.8
    COMPUTERS & PERIPHERALS
  Inacom Corp.-/- ...........................................   US              9,300        260,981         0.8
    COMPUTERS & PERIPHERALS
  Peerless Systems Corp.-/- .................................   US             18,500        238,188         0.7
    SOFTWARE
  Metro Information Services, Inc.-/- .......................   US              7,700        213,675         0.6
    COMPUTERS & PERIPHERALS
  Aspect Development, Inc.-/- ...............................   US              3,400        176,800         0.5
    SOFTWARE
  Logility, Inc.-/- .........................................   US             18,100        176,475         0.5
    SOFTWARE
  Cirrus Logic, Inc.-/- .....................................   US             15,800        167,875         0.5
    SEMICONDUCTORS
  Pericom Semiconductor Corp.-/- ............................   US             15,400        112,613         0.3
    SEMICONDUCTORS
  FactSet Research Systems, Inc.-/- .........................   US              2,300         70,725         0.2
    COMPUTERS & PERIPHERALS
  Aehr Test Systems-/- ......................................   US              8,400         67,200         0.2
    INSTRUMENTATION & TEST
  PRI Automation, Inc.-/- ...................................   US              2,000         57,750         0.2
    COMPUTERS & PERIPHERALS
  Excel Switching Corp.-/- ..................................   US              2,800         50,050         0.2
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                           4,428,995
                                                                                        ------------
Finance (9.3%)
  AmeriCredit Corp.-/- ......................................   US             15,100        418,081         1.2
    CONSUMER FINANCE
  Camden Property Trust .....................................   US             13,400        415,400         1.2
    REAL ESTATE INVESTMENT TRUST
  LaSalle Partners, Inc.-/- .................................   US             11,500        409,688         1.2
    REAL ESTATE
  Affiliated Managers Group, Inc.-/- ........................   US             13,000        377,000         1.1
    INVESTMENT MANAGEMENT

    The accompanying notes are an integral part of the financial statements.

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  ARM Financial Group, Inc. "A"-/- ..........................   US             13,200   $    348,150         1.0
    INVESTMENT MANAGEMENT
  HomeSide, Inc.-/- .........................................   US             12,000        330,750         1.0
    SAVINGS & LOANS
  Stirling Cooke Brown Holdings Ltd.-/- .....................   US              8,900        218,050         0.6
    INSURANCE - PROPERTY-CASUALTY
  Resource America, Inc. "A" ................................   US              3,900        178,425         0.5
    CONSUMER FINANCE
  American Capital Strategies Ltd. ..........................   US              9,800        177,625         0.5
    CONSUMER FINANCE
  PAULA Financial-/- ........................................   US              5,800        133,400         0.4
    REAL ESTATE
  Tower Realty Trust, Inc. ..................................   US              5,100        125,588         0.4
    REAL ESTATE INVESTMENT TRUST
  Citizens National Bank of Texas ...........................   US              6,600         82,500         0.2
    BANKS-REGIONAL
                                                                                        ------------
                                                                                           3,214,657
                                                                                        ------------
Capital Goods (7.4%)
  General Cable Corp.-/- ....................................   US             17,500        633,281         1.9
    INDUSTRIAL COMPONENTS
  Knoll, Inc.-/- ............................................   US             18,400        591,100         1.8
    OFFICE EQUIPMENT
  Chart Industries, Inc. ....................................   US             17,100        390,094         1.2
    MACHINERY & ENGINEERING
  OSI Systems, Inc.-/- ......................................   US             22,300        273,175         0.8
    ELECTRICAL PLANT/EQUIPMENT
  Wyman-Gordon Co.-/- .......................................   US             13,700        268,863         0.8
    ELECTRICAL PLANT/EQUIPMENT
  The Middleby Corp.-/- .....................................   US             20,700        161,719         0.5
    MACHINERY & ENGINEERING
  Power-One, Inc.-/- ........................................   US              9,000        123,750         0.4
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                           2,441,982
                                                                                        ------------
Energy (5.4%)
  Newfield Exploration Co.-/- ...............................   US             27,900        650,419         1.9
    OIL
  Hanover Compressor Co.-/- .................................   US             27,800        556,000         1.7
    ENERGY EQUIPMENT & SERVICES
  Pride International, Inc.-/- ..............................   US             10,400        262,600         0.8
    OIL
  ADAC Laboratories-/- ......................................   US             13,100        258,725         0.8
    ENERGY EQUIPMENT & SERVICES
  Dril-Quip, Inc.-/- ........................................   US              2,000         70,250         0.2
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                           1,797,994
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (4.2%)
  JLK Direct Distribution, Inc. "A"-/- ......................   US             20,200   $    565,600         1.7
    OTHER CONSUMER GOODS
  DM Management Co.-/- ......................................   US             20,900        326,563         1.0
    OTHER CONSUMER GOODS
  GameTech International, Inc.-/- ...........................   US             30,100        323,575         1.0
    RECREATION
  Meadowcraft, Inc.-/- ......................................   US             13,600        159,800         0.5
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           1,375,538
                                                                                        ------------
Materials/Basic Industry (3.9%)
  Cambrex Corp. .............................................   US             10,100        464,600         1.4
    CHEMICALS
  Gibraltar Steel Corp.-/- ..................................   US             22,600        446,350         1.3
    METALS - STEEL
  Crompton & Knowles Corp. ..................................   US             12,700        336,550         1.0
    CHEMICALS
  Steel Dynamics, Inc.-/- ...................................   US              4,200         67,200         0.2
    METALS - STEEL
                                                                                        ------------
                                                                                           1,314,700
                                                                                        ------------
Consumer Durables (3.8%)
  Avis Rent A Car, Inc.-/- ..................................   US             17,000        542,938         1.6
    AUTOMOBILES
  Tower Automotive, Inc.-/- .................................   US             10,800        454,275         1.3
    AUTO PARTS
  Aftermarket Technology Corp.-/- ...........................   US             17,400        315,375         0.9
    AUTO PARTS
                                                                                        ------------
                                                                                           1,312,588
                                                                                        ------------
Multi-Industry/Miscellaneous (2.5%)
  Cornell Corrections, Inc.-/- ..............................   US             23,500        487,625         1.4
    MISCELLANEOUS
  Equity Corporation International-/- .......................   US             15,600        360,750         1.1
    MISCELLANEOUS
                                                                                        ------------
                                                                                             848,375
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $31,799,304) .................                             32,695,503        97.0
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%
   collateralized by $905,000 U.S. Treasury Notes, 5.75% due
   12/31/98 (market value of collateral is $905,993,
   including accrued interest). (cost $884,000)  ............                           $    884,000         2.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $32,683,304)  * .....................                             33,579,503        99.6
Other Assets and Liabilities ................................                                131,240         0.4
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 33,710,743       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $32,768,260 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,952,339
                 Unrealized depreciation:            (2,141,096)
                                                  -------------
                 Net unrealized appreciation:     $     811,243
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (36.5%)
  Cendant Corp.-/- ..........................................   US            924,232   $ 31,770,471         6.2
    RETAILERS-OTHER
  Snyder Communications, Inc.-/- ............................   US            571,700     20,867,050         4.1
    CONSUMER SERVICES
  Outdoor Systems, Inc.-/- ..................................   US            477,325     18,317,347         3.6
    BUSINESS & PUBLIC SERVICES
  Signature Resorts, Inc.-/- ................................   US            789,900     17,279,063         3.4
    LEISURE & TOURISM
  Hilton Hotels Corp. .......................................   US            502,100     14,937,475         2.9
    LEISURE & TOURISM
  U.S. Office Products Co.-/- ...............................   US            734,650     14,417,506         2.8
    CONSUMER SERVICES
  Caribiner International, Inc.-/- ..........................   US            320,500     14,262,250         2.8
    CONSUMER SERVICES
  Universal Outdoor Holdings, Inc.-/- .......................   US            264,900     13,774,800         2.7
    BUSINESS & PUBLIC SERVICES
  Mirage Resorts, Inc.-/- ...................................   US            381,900      8,688,225         1.7
    LEISURE & TOURISM
  Nextel Communications, Inc. "A"-/- ........................   US            303,300      7,885,800         1.5
    WIRELESS COMMUNICATIONS
  Valassis Communications, Inc.-/- ..........................   US            209,400      7,747,800         1.5
    BROADCASTING & PUBLISHING
  Paychex, Inc. .............................................   US            140,200      7,097,625         1.4
    CONSUMER SERVICES
  Service Corporation International .........................   US            137,500      5,078,906         1.0
    CONSUMER SERVICES
  Wolverine World Wide, Inc. ................................   US            201,600      4,561,200         0.9
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                         186,685,518
                                                                                        ------------
Finance (14.6%)
  Conseco, Inc. .............................................   US            348,200     15,821,338         3.1
    INSURANCE - MULTI-LINE
  GreenPoint Financial Corp. ................................   US            154,100     11,181,881         2.2
    BANKS-REGIONAL
  CMAC Investment Corp. .....................................   US            149,700      9,038,138         1.8
    INSURANCE - PROPERTY-CASUALTY
  National Commerce Bancorp. ................................   US            252,800      8,911,200         1.7
    OTHER FINANCIAL
  Exel Ltd. .................................................   US            120,500      7,636,688         1.5
    INSURANCE - PROPERTY-CASUALTY
  The CIT Group, Inc. "A"-/- ................................   US            228,400      7,365,900         1.4
    CONSUMER FINANCE
  Consolidated Capital Corp.-/- .............................   US            323,500      6,571,094         1.3
    INVESTMENT MANAGEMENT
  Student Loan Marketing Association ........................   US             42,800      5,954,550         1.2
    OTHER FINANCIAL
  Ace Ltd. ..................................................   US             20,100      1,939,650         0.4
    INSURANCE - PROPERTY-CASUALTY
                                                                                        ------------
                                                                                          74,420,439
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (11.1%)
  AmeriSource Health Corp. "A"-/- ...........................   US            214,600   $ 12,607,750         2.5
    HEALTH CARE SERVICES
  McKesson Corp. ............................................   US            114,600     12,398,288         2.4
    HEALTH CARE SERVICES
  HBO & Co. .................................................   US            203,800      9,782,400         1.9
    HEALTH CARE SERVICES
  Quintiles Transnational Corp.-/- ..........................   US            246,100      9,413,325         1.8
    HEALTH CARE SERVICES
  Covance, Inc.-/- ..........................................   US            337,000      6,697,875         1.3
    HEALTH CARE SERVICES
  Guidant Corp. .............................................   US             97,400      6,063,150         1.2
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                          56,962,788
                                                                                        ------------
Technology (11.1%)
  PeopleSoft, Inc.-/- .......................................   US            380,600     14,843,400         2.9
    SOFTWARE
  Sterling Commerce, Inc.-/- ................................   US            365,200     14,037,375         2.7
    SOFTWARE
  Ciena Corp.-/- ............................................   US            186,700     11,412,038         2.2
    TELECOM TECHNOLOGY
  CBT Group PLC - ADR-/- {\/} ...............................   IRE           110,800      9,099,450         1.8
    COMPUTERS & PERIPHERALS
  Pegasystems, Inc.-/- ......................................   US            371,300      7,495,619         1.5
    SOFTWARE
                                                                                        ------------
                                                                                          56,887,882
                                                                                        ------------
Materials/Basic Industry (9.7%)
  Crompton & Knowles Corp. ..................................   US            529,200     14,023,800         2.7
    CHEMICALS
  International Specialty Products, Inc.-/- .................   US            834,000     12,457,875         2.4
    CHEMICALS
  Sealed Air Corp.-/- .......................................   US            201,000     12,411,750         2.4
    PLASTICS & RUBBER
  J. Ray McDermott S.A.-/- ..................................   US            263,900     11,347,700         2.2
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          50,241,125
                                                                                        ------------
Energy (8.6%)
  Cooper Cameron Corp.-/- ...................................   US            170,500     10,400,500         2.0
    ENERGY EQUIPMENT & SERVICES
  BJ Services Co.-/- ........................................   US            120,600      8,675,663         1.7
    ENERGY EQUIPMENT & SERVICES
  Anadarko Petroleum Corp. ..................................   US            138,900      8,429,494         1.7
    OIL
  Smith International, Inc.-/- ..............................   US            135,600      8,322,450         1.6
    ENERGY EQUIPMENT & SERVICES

    The accompanying notes are an integral part of the financial statements.

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Santa Fe International Corp. ..............................   US            198,200   $  8,064,263         1.6
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          43,892,370
                                                                                        ------------
Consumer Durables (4.1%)
  Avis Rent A Car, Inc.-/- ..................................   US            326,900     10,440,369         2.0
    AUTOMOBILES
  Hertz Corp. "A" ...........................................   US            152,500      6,138,125         1.2
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US            235,000      4,817,500         0.9
    AUTOMOBILES
                                                                                        ------------
                                                                                          21,395,994
                                                                                        ------------
Multi-Industry/Miscellaneous (2.4%)
  Corrections Corporation of America-/- .....................   US            324,500     12,026,781         2.4
                                                                                        ------------
    MISCELLANEOUS
Consumer Non-Durables (1.3%)
  International Home Foods, Inc.-/- .........................   US            240,400      6,731,200         1.3
                                                                                        ------------
    FOOD
Capital Goods (1.3%)
  U.S. Filter Corp.-/- ......................................   US            213,100      6,379,681         1.3
    ENVIRONMENTAL
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $450,142,030) ................                            515,623,778       100.7
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $20,985,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $21,004,684,
   including accrued interest).
   (cost $20,589,000)  ......................................                             20,589,000         4.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $470,731,030)  * ....................                            536,212,778       104.7
Other Assets and Liabilities ................................                            (23,930,616)       (4.7)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $512,282,162       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $472,057,961 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  72,285,341
                 Unrealized depreciation:            (8,130,524)
                                                  -------------
                 Net unrealized appreciation:     $  64,154,817
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (36.6%)
  Student Loan Marketing Association ........................   US              5,175   $    719,972         2.9
    OTHER FINANCIAL
  Travelers Group, Inc. .....................................   US             11,850        638,419         2.6
    INSURANCE - MULTI-LINE
  Allstate Corp. ............................................   US              6,875        624,766         2.5
    INSURANCE - MULTI-LINE
  Chase Manhattan Corp. .....................................   US              5,675        621,413         2.5
    BANKS-MONEY CENTER
  Household International, Inc. .............................   US              4,600        586,779         2.4
    OTHER FINANCIAL
  NationsBank Corp. .........................................   US              9,600        583,800         2.3
    BANKS-SUPER REGIONAL
  First Union Corp. (N.C.) ..................................   US             11,300        579,125         2.3
    BANKS-SUPER REGIONAL
  Exel Ltd. .................................................   US              8,900        564,038         2.3
    INSURANCE - PROPERTY-CASUALTY
  BankAmerica Corp. .........................................   US              7,250        529,250         2.1
    BANKS-SUPER REGIONAL
  Citicorp ..................................................   US              4,100        518,394         2.1
    BANKS-MONEY CENTER
  Fleet Financial Group, Inc. ...............................   US              5,800        434,638         1.8
    BANKS-SUPER REGIONAL
  GreenPoint Financial Corp. ................................   US              5,900        428,119         1.7
    BANKS-REGIONAL
  Norwest Corp. .............................................   US             10,950        422,944         1.7
    BANKS-REGIONAL
  Equity Office Properties Trust ............................   US              9,700        306,156         1.2
    REAL ESTATE INVESTMENT TRUST
  Crescent Real Estate Equities Co. .........................   US              7,200        283,500         1.1
    REAL ESTATE INVESTMENT TRUST
  Tower Realty Trust, Inc. ..................................   US             11,100        273,338         1.1
    REAL ESTATE INVESTMENT TRUST
  Patriot American Hospitality, Inc. ........................   US              9,198        265,017         1.1
    REAL ESTATE INVESTMENT TRUST
  Equity Residential Property Trust .........................   US              4,875        246,492         1.0
    REAL ESTATE INVESTMENT TRUST
  Highwoods Properties, Inc. ................................   US              6,425        238,930         1.0
    REAL ESTATE INVESTMENT TRUST
  Felcor Suite Hotels, Inc. .................................   US              6,025        213,888         0.9
    REAL ESTATE INVESTMENT TRUST
                                                                                        ------------
                                                                                           9,078,978
                                                                                        ------------
Energy (16.4%)
  McDermott International, Inc. .............................   US             13,900        509,088         2.0
    ENERGY EQUIPMENT & SERVICES
  Mobil Corp. ...............................................   US              6,300        454,781         1.8
    OIL
  Amerada Hess Corp. ........................................   US              8,025        440,372         1.8
    OIL

    The accompanying notes are an integral part of the financial statements.

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Tosco Corp. ...............................................   US             10,600   $    400,813         1.6
    GAS PRODUCTION & DISTRIBUTION
  Unocal Corp. ..............................................   US              9,800        380,363         1.5
    OIL
  Ultramar Diamond Shamrock Corp. ...........................   US             11,925        380,109         1.5
    OIL
  Pinnacle West Capital Corp. ...............................   US              8,025        340,059         1.4
    ELECTRICAL & GAS UTILITIES
  Texaco, Inc. ..............................................   US              5,850        318,094         1.3
    OIL
  Edison International ......................................   US             10,300        280,031         1.1
    ELECTRICAL & GAS UTILITIES
  Central & South West Corp. ................................   US              8,700        235,444         1.0
    ELECTRICAL & GAS UTILITIES
  GPU, Inc. .................................................   US              5,225        220,103         0.9
    ELECTRICAL & GAS UTILITIES
  CMS Energy Corp. ..........................................   US              2,550        112,359         0.5
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           4,071,616
                                                                                        ------------
Services (14.5%)
  Bell Atlantic Corporation .................................   US              7,500        682,500         2.8
    TELEPHONE - REGIONAL/LOCAL
  Federated Department Stores, Inc.-/- ......................   US             15,800        680,388         2.7
    RETAILERS-APPAREL
  U.S. West, Inc. ...........................................   US             12,500        564,063         2.3
    TELEPHONE - REGIONAL/LOCAL
  Burlington Northern, Inc. .................................   US              6,000        557,625         2.3
    TRANSPORTATION - ROAD & RAIL
  The Limited, Inc. .........................................   US             19,825        505,538         2.0
    RETAILERS-APPAREL
  Time Warner, Inc. .........................................   US              5,525        342,550         1.4
    BROADCASTING & PUBLISHING
  ITT Corp.-/- ..............................................   US              3,100        256,913         1.0
    LEISURE & TOURISM
                                                                                        ------------
                                                                                           3,589,577
                                                                                        ------------
Materials/Basic Industry (11.2%)
  Imperial Chemical Industries PLC - ADR{\/} ................   UK             10,900        707,819         2.9
    CHEMICALS
  Hercules, Inc. ............................................   US              8,075        404,255         1.6
    CHEMICALS
  Stone Container Corp.-/- ..................................   US             38,600        402,888         1.6
    PAPER/PACKAGING
  Crompton & Knowles Corp. ..................................   US             14,400        381,600         1.5
    CHEMICALS
  W.R. Grace & Co. ..........................................   US              4,225        339,848         1.4
    CHEMICALS
  Aluminum Company of America (ALCOA) .......................   US              4,400        309,650         1.2
    METALS - NON-FERROUS

    The accompanying notes are an integral part of the financial statements.

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  PPG Industries, Inc. ......................................   US              4,200   $    239,925         1.0
    CHEMICALS
                                                                                        ------------
                                                                                           2,785,985
                                                                                        ------------
Consumer Durables (6.4%)
  Ford Motor Co. ............................................   US             14,650        713,272         2.9
    AUTOMOBILES
  Chrysler Corp. ............................................   US             12,725        447,761         1.8
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US             20,000        410,000         1.7
    AUTOMOBILES
                                                                                        ------------
                                                                                           1,571,033
                                                                                        ------------
Consumer Non-Durables (5.2%)
  RJR Nabisco Holdings Corp. ................................   US             16,875        632,813         2.5
    TOBACCO
  Philip Morris Cos., Inc. ..................................   US              8,550        387,422         1.6
    TOBACCO
  Fruit of the Loom, Inc.-/- ................................   US             10,700        274,188         1.1
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                           1,294,423
                                                                                        ------------
Technology (4.9%)
  International Business Machines Corp. .....................   US              7,000        731,938         2.9
    COMPUTERS & PERIPHERALS
  Compaq Computer Corp.-/- ..................................   US              8,950        505,116         2.0
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           1,237,054
                                                                                        ------------
Capital Goods (1.2%)
  Textron, Inc. .............................................   US              4,800        300,000         1.2
    AEROSPACE/DEFENSE
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $21,927,922) .................                             23,928,666        96.4
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $1,130,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $1,131,060,
   including accrued interest).
   (cost $1,104,000)  .......................................                           $  1,104,000         4.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $23,031,922)  * .....................                             25,032,666       100.8
Other Assets and Liabilities ................................                               (208,051)       (0.8)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 24,824,615       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $23,069,999 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,281,685
                 Unrealized depreciation:              (319,018)
                                                  -------------
                 Net unrealized appreciation:     $   1,962,667
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                          GT GLOBAL
                                                                        ---------------------------------------------
                                                                           AMERICA         AMERICA
                                                                          SMALL CAP        MID CAP        AMERICA
                                                                            GROWTH         GROWTH          VALUE
                                                                        FUND-CONSOLIDATED     FUND     FUND-CONSOLIDATED
                                                                        --------------  -------------  --------------
Assets:
  Investments in securities, at value (cost $32,683,304; $470,731,030;
   and $23,031,922, respectively) (Note 1)............................    $33,579,503    $536,212,778    $25,032,666
  U.S. currency.......................................................           927             295            988
  Dividends receivable................................................        10,766         125,429         42,920
  Interest receivable.................................................           142           3,317            177
  Receivable for Fund shares sold.....................................       358,830         628,959        306,827
  Receivable for securities sold......................................       887,683              --         90,237
  Unamortized organizational costs (Note 1)...........................        49,458              --         49,458
                                                                        --------------  -------------  --------------
    Total assets......................................................    34,887,309     536,970,778     25,523,273
                                                                        --------------  -------------  --------------
Liabilities:
  Payable for custodian fees..........................................         2,924          25,081          2,892
  Payable for Directors' and Trustees' fees and expenses (Note 2).....         5,310           5,062          5,725
  Payable for fund accounting fees (Note 2)...........................         1,488           9,945            652
  Payable for Fund shares repurchased.................................       716,716       3,845,129        356,809
  Payable for investment management and administration fees (Note
   2).................................................................        19,707         306,242            417
  Payable for printing and postage expenses...........................        16,077          31,815         16,948
  Payable for professional fees.......................................        15,217          27,546         19,018
  Payable for registration and filing fees............................        15,960           3,900          8,146
  Payable for securities purchased....................................       348,610      19,887,085        263,514
  Payable for service and distribution expenses (Note 2)..............        21,124         285,634         15,365
  Payable for transfer agent fees (Note 2)............................        11,763         231,778          5,430
  Other accrued expenses..............................................         1,570          29,399          3,642
                                                                        --------------  -------------  --------------
    Total liabilities.................................................     1,176,466      24,688,616        698,558
  Minority interest (Notes 1 & 2).....................................           100              --            100
                                                                        --------------  -------------  --------------
Net assets............................................................    $33,710,743    $512,282,162    $24,824,615
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Class A:
Net asset value and redemption price per share ($10,896,107 DIVIDED BY
 763,367;
 $255,674,204 DIVIDED BY 12,169,079; and $7,668,100 DIVIDED BY 444,643
 shares outstanding, respectively) ...................................    $    14.27     $     21.01     $    17.25
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Maximum offering price per share (100/95.25 of $14.27; 100/95.25 of
 $21.01; and 100/95.25 of $17.25, respectively) *.....................    $    14.98     $     22.06     $    18.11
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Class B:+
Net asset value and offering price per share $21,222,157 DIVIDED BY
 1,509,212; $255,468,031 DIVIDED BY 12,580,716; and $16,717,458
 DIVIDED BY 981,035 shares outstanding, respectively).................    $    14.06     $     20.31     $    17.04
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Advisor Class:
Net asset value and offering price per share, and redemption price per share ($1,592,479 DIVIDED BY 110,687; $1,139,927 DIVIDED BY 54,025;
 and $439,057 DIVIDED BY 25,283 shares outstanding, respectively).....    $    14.39     $     21.10     $    17.37
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Net assets consist of:
  Paid in capital (Note 4)............................................    $31,557,971    $430,679,692    $22,421,981
  Accumulated net realized gain on investments........................     1,256,573      16,120,722        401,890
  Net unrealized appreciation of investments..........................       896,199      65,481,748      2,000,744
                                                                        --------------  -------------  --------------
Total -- representing net assets applicable to capital shares
 outstanding..........................................................    $33,710,743    $512,282,162    $24,824,615
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

                            STATEMENTS OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

                                                                                 GT GLOBAL
                                                                 ------------------------------------------
                                                                    AMERICA       AMERICA
                                                                   SMALL CAP      MID CAP        AMERICA
                                                                    GROWTH         GROWTH         VALUE
                                                                 FUND-CONSOLIDATED     FUND   FUND-CONSOLIDATED
                                                                 -------------  ------------  -------------
Investment income: (Note 1)
  Dividend income..............................................   $    35,957    $2,095,256    $   357,943
  Interest income..............................................        95,213       519,576         46,139
                                                                 -------------  ------------  -------------
    Total investment income....................................       131,170     2,614,832        404,082
                                                                 -------------  ------------  -------------
Expenses:
  Investment management and administration fees (Note 2).......       184,004     3,999,732        113,543
  Amortization of organization costs (Note 1)..................        17,702            --         17,702
  Custodian Fees...............................................        21,876       137,385          9,431
  Directors' and Trustees' fees and expenses (Note 2)..........        14,813        12,580         12,042
  Fund accounting fees (Note 2)................................         6,379       142,274          3,938
  Printing and postage expenses................................        61,435       102,242         51,829
  Professional fees............................................        63,468        72,533         71,745
  Registration and filing fees.................................        72,360        73,688         65,399
  Service and distribution expenses: (Note 2)
    Class A....................................................        33,776       958,593         17,701
    Class B....................................................       148,043     2,781,908        102,587
  Transfer agent fees (Note 2).................................       102,790     1,545,314         59,946
  Other expenses (Note 1)......................................         5,430       156,232          9,271
                                                                 -------------  ------------  -------------
    Total expenses before reductions and reimbursement.........       732,076     9,982,481        535,134
                                                                 -------------  ------------  -------------
      Expenses reimbursed by Chancellor LGT Asset Management,
       Inc. (Note 2)...........................................      (131,297)           --       (151,962)
      Expense reductions (Notes 1 & 5).........................       (20,049)     (600,349)        (1,332)
                                                                 -------------  ------------  -------------
    Total net expenses.........................................       580,730     9,382,132        381,840
                                                                 -------------  ------------  -------------
Net investment income (loss)...................................      (449,560)   (6,767,300)        22,242
                                                                 -------------  ------------  -------------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain on investments.............................     2,524,251    91,288,360      1,352,859
  Net change in unrealized appreciation (depreciation) of
   investments.................................................     1,674,235   (23,043,968)     2,016,032
                                                                 -------------  ------------  -------------
Net realized and unrealized gain on investments................     4,198,486    68,244,392      3,368,891
                                                                 -------------  ------------  -------------
Net increase in net assets resulting from operations...........   $ 3,748,926    $61,477,092   $ 3,391,133
                                                                 -------------  ------------  -------------
                                                                 -------------  ------------  -------------

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                            GT GLOBAL
                                          -----------------------------------------------------------------------------
                                             AMERICA SMALL CAP           AMERICA MID CAP            AMERICA VALUE
                                          GROWTH FUND-CONSOLIDATED         GROWTH FUND            FUND-CONSOLIDATED
                                          ------------------------  -------------------------  ------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED                 YEAR ENDED   YEAR ENDED
                                           DECEMBER     DECEMBER     DECEMBER     YEAR ENDED    DECEMBER     DECEMBER
                                              31,          31,          31,      DECEMBER 31,      31,          31,
                                             1997         1996         1997          1996         1997         1996
                                          -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........   $(449,560)   $(110,516)  $(6,767,300) $ (1,367,346)  $  22,242    $ (30,160)
  Net realized gain on investments and
   foreign currency transactions........   2,524,251    1,264,689    91,288,360    24,339,369   1,352,859      733,904
  Net change in unrealized appreciation
   (depreciation) of investments........   1,674,235     (782,829)  (23,043,968)   76,318,599   2,016,032      (69,965)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Net increase in net assets resulting
     from operations....................   3,748,926      371,344    61,477,092    99,290,622   3,391,133      633,779
                                          -----------  -----------  -----------  ------------  -----------  -----------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --     (12,256)          --
  From net realized gain on
   investments..........................    (213,287)    (564,752)  (27,861,047)  (21,518,831)   (482,262)      (7,007)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --          --           --
  From net realized gain on
   investments..........................    (410,555)    (727,944)  (29,550,073)  (20,232,121) (1,128,861)     (14,950)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --      (1,610)          --
  From net realized gain on
   investments..........................     (32,021)     (28,106)     (120,835)     (167,680)    (30,657)        (443)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Total distributions.................    (655,863)  (1,320,802)  (57,531,955)  (41,918,632) (1,655,646)     (22,400)
                                          -----------  -----------  -----------  ------------  -----------  -----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  60,411,522   43,976,336   783,255,935  2,122,781,710 33,884,259   11,770,124
  Decrease from capital shares
   repurchased..........................  (49,371,158) (27,455,528) (954,921,988) (2,246,270,951) (19,018,130) (6,364,460)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Net increase (decrease) from capital
     share transactions.................  11,040,364   16,520,808   (171,666,053) (123,489,241) 14,866,129   5,405,664
                                          -----------  -----------  -----------  ------------  -----------  -----------
Total increase (decrease) in net
 assets.................................  14,133,427   15,571,350   (167,720,916)  (66,117,251) 16,601,616   6,017,043
Net assets:
  Beginning of year.....................  19,577,316    4,005,966   680,003,078   746,120,329   8,222,999    2,205,956
                                          -----------  -----------  -----------  ------------  -----------  -----------
  End of year  *........................  3$3,710,743  1$9,577,316  $512,282,162 $680,003,078  2$4,824,615   $8,222,999
                                          -----------  -----------  -----------  ------------  -----------  -----------
                                          -----------  -----------  -----------  ------------  -----------  -----------
 * Includes undistributed/accumulated
   net investment income (loss) of......   $      --    $      --   $        --  $         --   $      --    $      --
                                          -----------  -----------  -----------  ------------  -----------  -----------
                                          -----------  -----------  -----------  ------------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.52     $   11.80      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.18)   **      (0.05) **        0.04*
  Net realized and unrealized gain on
   investments..........................        2.20          1.69           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        2.02          1.64           0.37
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.27     $   12.52      $   11.80
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       16.23 %       13.81 %         3.24 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  10,896     $   8,448      $   1,931
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (1.40)%       (0.38)%         1.68 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (2.00)%       (1.47)%       (20.52)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.92 %        2.00 %         2.00 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.52 %        3.09 %        24.20 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                           CLASS B
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.42     $   11.78      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.26)   **      (0.14) **        0.02*
  Net realized and unrealized gain on
   investments..........................        2.17          1.70           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        1.91          1.56           0.35
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.06     $   12.42      $   11.78
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       15.47 %       13.14 %         3.06 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  21,222     $  10,694      $   2,024
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (2.05)%       (1.03)%         1.03 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (2.65)%       (2.12)%       (21.17)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        2.57 %        2.65 %         2.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        3.17 %        3.74 %        24.85 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                        ADVISOR CLASS
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.58     $   11.81      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.14)   **         --**        0.05*
  Net realized and unrealized gain on
   investments..........................        2.22          1.69           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        2.08          1.69           0.38
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.39     $   12.58      $   11.81
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       16.63 %       14.22 %         3.32 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   1,592     $     435      $      52
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (1.05)%       (0.03)%         2.03 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.65)%       (1.12)%       (20.17)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.57 %        1.65 %         1.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.17 %        2.74 %        23.85 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                             MID CAP GROWTH FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                             1997        1996        1995      1994 (D)      1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.77   $   19.07   $   17.69   $   17.17   $   17.12
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.20)       0.03        0.24        0.04       (0.21)
  Net realized and unrealized gain on
   investments..........................       3.00        2.96        3.93        2.55        1.56
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       2.80        2.99        4.17        2.59        1.35
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.21)      (0.02)         --
  From net realized gain on
   investments..........................      (2.56)      (1.29)      (2.58)      (2.05)      (1.30)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (2.56)      (1.29)      (2.79)      (2.07)      (1.30)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   21.01   $   20.77   $   19.07   $   17.69   $   17.17
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      14.05%      15.65%      23.23%      15.69%        8.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 255,674   $ 343,427   $ 396,291   $ 196,937   $ 116,468
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.90)%      0.12%       1.24%       0.17%       (0.7)%
  Without expense reductions............      (1.01)%      0.07%        N/A         N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.37%       1.36%       1.46%       1.58%        1.6%
  Without expense reductions............       1.48%       1.41%        N/A         N/A         N/A
Portfolio turnover rate++++.............        190%        253%         71%        102%         92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0574   $  0.0536         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                               MID CAP GROWTH FUND
                                          -------------------------------------------------------------
                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                             1997        1996        1995      1994 (D)       1993
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.28   $   18.77   $   17.50   $   17.09     $   15.90
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.34)      (0.11)       0.10       (0.09)        (0.29)
  Net realized and unrealized gain on
   investments..........................       2.93        2.91        3.87        2.55          2.78
                                          ----------  ----------  ----------  ----------  -------------
    Net increase from investment
     operations.........................       2.59        2.80        3.97        2.46          2.49
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.12)         --            --
  From net realized gain on
   investments..........................      (2.56)      (1.29)      (2.58)      (2.05)        (1.30)
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (2.56)      (1.29)      (2.70)      (2.05)        (1.30)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   20.31   $   20.28   $   18.77   $   17.50     $   17.09
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............      13.35%      14.82%      22.42%      15.06%         16.1%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 255,468   $ 334,590   $ 348,435   $  80,060     $   1,982
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.55)%     (0.53)%      0.59%      (0.48)%        (1.3)%(a)
  Without expense reductions............      (1.66)%     (0.58)%       N/A         N/A           N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.02%       2.01%       2.11%       2.23%          2.2%(a)
  Without expense reductions............       2.13%       2.06%        N/A         N/A           N/A
Portfolio turnover rate++++.............        190%        253%         71%        102%           92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0574   $  0.0536         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     MID CAP GROWTH FUND
                                          -----------------------------------------
                                                      ADVISOR CLASS+++
                                          -----------------------------------------
                                                                      JUNE 1, 1995
                                           YEAR ENDED    YEAR ENDED        TO
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              1997          1996          1995
                                          ------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   20.76     $   19.05      $   20.61
                                          ------------  ------------  -------------
Income from investment operations:
  Net investment income (loss)..........       (0.15)         0.09           0.21
  Net realized and unrealized gain on
   investments..........................        3.05          2.91           1.09
                                          ------------  ------------  -------------
    Net increase from investment
     operations.........................        2.90          3.00           1.30
                                          ------------  ------------  -------------
Distributions to shareholders:
  From net investment income............          --            --          (0.28)
  From net realized gain on
   investments..........................       (2.56)        (1.29)         (2.58)
                                          ------------  ------------  -------------
    Total distributions.................       (2.56)        (1.29)         (2.86)
                                          ------------  ------------  -------------
Net asset value, end of period..........   $   21.10     $   20.76      $   19.05
                                          ------------  ------------  -------------
                                          ------------  ------------  -------------

Total investment return (c).............       14.54 %       15.72 %         6.01%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   1,140     $   1,986      $   1,394
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       (0.55)%        0.47 %         1.59%(a)
  Without expense reductions............       (0.66)%        0.42 %          N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        1.02 %        1.01 %         1.11%(a)
  Without expense reductions............        1.13 %        1.06 %          N/A
Portfolio turnover rate++++.............         190 %         253 %           71%
Average commission rate per share paid
 on portfolio transactions++++..........   $  0.0574     $  0.0536            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.65     $   12.76      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........        0.09 * *      (0.01) * *        0.03*
  Net realized and unrealized gain on
   investments..........................        3.87          1.94           1.30
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        3.96          1.93           1.33
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............       (0.03)           --             --
  From net realized gain on
   investments..........................       (1.33)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.36)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.25     $   14.65      $   12.76
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       27.23 %       15.12 %        11.64 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   7,668     $   2,529      $     870
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        0.56 %       (0.10)%         1.10 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.42)%       (3.61)%       (47.44)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.99 %        2.00 %         2.00 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.97 %        5.51 %        50.54 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                           CLASS B
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.54     $   12.75      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.01)   **      (0.10) * *        0.01*
  Net realized and unrealized gain on
   investments..........................        3.83          1.93           1.31
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        3.82          1.83           1.32
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............          --            --             --
  From net realized gain on
   investments..........................       (1.32)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.32)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.04     $   14.54      $   12.75
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       26.44 %       14.35 %        11.55 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  16,717     $   5,503      $   1,254
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (0.09)%       (0.75)%         0.45 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.07)%       (4.26)%       (48.09)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        2.64 %        2.65 %         2.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        3.62 %        6.16 %        51.19 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                        ADVISOR CLASS
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.72     $   12.77      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........        0.15 * *       0.03* *        0.04*
  Net realized and unrealized gain on
   investments..........................        3.91          1.96           1.30
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        4.06          1.99           1.34
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............       (0.07)           --             --
  From net realized gain on
   investments..........................       (1.34)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.41)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.37     $   14.72      $   12.77
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       27.78 %       15.58 %        11.72 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     439     $     191      $      81
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        0.91 %        0.25 %         1.45 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.07)%       (3.26)%       (47.09)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.64 %        1.65 %         1.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.62 %        5.16 %        50.19 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                            GT GLOBAL AMERICA FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund ("Funds"), are separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global America Small Cap Growth Fund and GT Global America Value Fund invest substantially all of their investable assets in Small Cap Growth Portfolio and Value Portfolio ("Portfolios"), respectively. Each of these Portfolios is organized as a New York Trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through December 31, 1997, all of the shares of beneficial interest of each Portfolio were owned either by its respective fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

(B) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio (the phrase "Fund or Portfolio" herein after includes the GT Global America Mid Cap Growth Fund and each of the two Portfolios), it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(C) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the

                            GT GLOBAL AMERICA FUNDS

underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security, and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.

(E) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(F) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the funds:

                                                 DECEMBER 31, 1997              YEAR ENDED
                                          --------------------------------   DECEMBER 31, 1997
                                          AGGREGATE VALUE        CASH        -----------------
GT GLOBAL                                     ON LOAN         COLLATERAL       FEES RECEIVED
----------------------------------------  ---------------   --------------   -----------------
America Small Cap Growth Fund...........   $  1,812,494      $  1,869,550        $ 17,489
America Mid Cap Growth Fund.............     45,019,438        45,567,400         516,083
America Value Fund......................        794,531           810,000             896

Cash collateral is received by the Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Security lending fees earned were used to reduce the Portfolios' custodian fees.

(G) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for each Fund and $25,000 for each Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.

(H) TAXES
It is the policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the

                            GT GLOBAL AMERICA FUNDS

intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund or Portfolios and timing differences.

(J) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(K) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Funds and the GT Funds to borrow an aggregate maximum amount of $250,000,000. Each of these three funds is limited to borrowing up to 33 1/3% of the value of each Funds' total assets. The Funds had no loans outstanding at December 31, 1997.

For the year ended December 31, 1997, the average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund was $101,429, $6,068,763, and $284,000 with a weighted average interest rate of 6.34%, 6.33%, and 6.31%, respectively. Interest expense for GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund for the year ended December 31, 1997 was $125, $125,935, and $50, respectively, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. GT Global America Small Cap Growth Fund and GT Global America Value Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. GT Global America Mid Cap Growth Fund pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's or Portfolio's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained the following sales charges: $5,417 for the GT Global America Small Cap Growth Fund, $38,700 for the GT Global America Mid Cap Growth Fund, and $5,770 for the GT Global America Value Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $23,780 for the year ended December 31, 1997 for the GT Global America Mid Cap Growth Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1997, GT Global collected such CDSCs in the amount of: $60,107 for the GT Global America Small Cap Growth Fund, $2,316,997 for the GT Global America Mid Cap Growth Fund, and $55,700 for the GT Global America Value Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the

                            GT GLOBAL AMERICA FUNDS

Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Funds' Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, Advisor Class Shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to a Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Each Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At December 31, 1997, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,037,388,895, $66,820,422 and $25,951,699, respectively. Sales of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,221,752,474, $55,910,483 and $13,967,002, respectively. There were no purchases or sales of U.S. government obligations by a Fund or Portfolio during the year.

                            GT GLOBAL AMERICA FUNDS

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     2,067,494  $   28,341,345     1,491,083  $    20,216,595
Shares issued in connection with
  reinvestment of distributions.........        14,194         195,720        39,998          505,573
                                          ------------  --------------  ------------  ---------------
                                             2,081,688      28,537,065     1,531,081       20,722,168
Shares repurchased......................    (1,992,960)    (27,546,271)   (1,019,989)     (13,880,892)
                                          ------------  --------------  ------------  ---------------
Net increase............................        88,728  $      990,794       511,092  $     6,841,276
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     2,192,656  $   29,216,057     1,665,796  $    22,115,741
Shares issued in connection with
  reinvestment of distributions.........        26,438         359,234        52,848          663,246
                                          ------------  --------------  ------------  ---------------
                                             2,219,094      29,575,291     1,718,644       22,778,987
Shares repurchased......................    (1,570,899)    (20,624,826)   (1,029,367)     (13,501,795)
                                          ------------  --------------  ------------  ---------------
Net increase............................       648,195  $    8,950,465       689,277  $     9,277,192
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       156,123  $    2,292,127        33,521  $       447,953
Shares issued in connection with
  reinvestment of distributions.........           507           7,039         2,144           27,228
                                          ------------  --------------  ------------  ---------------
                                               156,630       2,299,166        35,665          475,181
Shares repurchased......................       (80,540)     (1,200,061)       (5,440)         (72,841)
                                          ------------  --------------  ------------  ---------------
Net increase............................        76,090  $    1,099,105        30,225  $       402,340
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                            GT GLOBAL AMERICA FUNDS

GT GLOBAL AMERICA MID CAP GROWTH FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    24,801,099  $  522,081,212    89,962,964  $ 1,853,673,285
Shares issued in connection with
  reinvestment of distributions.........     1,170,749      23,490,213       853,598       17,867,701
                                          ------------  --------------  ------------  ---------------
                                            25,971,848     545,571,425    90,816,562    1,871,540,986
Shares repurchased......................   (30,338,852)   (637,412,658)  (95,061,922)  (1,956,032,031)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (4,367,004) $  (91,841,233)   (4,245,360) $   (84,491,045)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     9,218,434  $  190,231,954    11,161,651  $   224,412,718
Shares issued in connection with
  reinvestment of distributions.........     1,240,395      24,063,873       803,575       16,429,676
                                          ------------  --------------  ------------  ---------------
                                            10,458,829     214,295,827    11,965,226      240,842,394
Shares repurchased......................   (14,376,532)   (293,260,545)  (14,026,348)    (280,392,879)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (3,917,703) $  (78,964,718)   (2,061,122) $   (39,550,485)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,056,271  $   23,267,932       485,169  $    10,230,701
Shares issued in connection with
  reinvestment of distributions.........         5,993         120,751         8,013          167,629
                                          ------------  --------------  ------------  ---------------
                                             1,062,264      23,388,683       493,182       10,398,330
Shares repurchased......................    (1,103,923)    (24,248,785)     (470,673)      (9,846,041)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................       (41,659) $     (860,102)       22,509  $       552,289
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                            GT GLOBAL AMERICA FUNDS

GT GLOBAL AMERICA VALUE FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       781,797  $   13,117,280       392,444  $     5,443,835
Shares issued in connection with
  reinvestment of distributions.........        26,859         454,725           365            5,408
                                          ------------  --------------  ------------  ---------------
                                               808,656      13,572,005       392,809        5,449,243
Shares repurchased......................      (536,657)     (9,148,725)     (288,378)      (3,812,666)
                                          ------------  --------------  ------------  ---------------
Net increase............................       271,999  $    4,423,280       104,431  $     1,636,577
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,148,582  $   19,043,834       445,266  $     6,167,388
Shares issued in connection with
  reinvestment of distributions.........        60,093       1,004,744           918           13,509
                                          ------------  --------------  ------------  ---------------
                                             1,208,675      20,048,578       446,184        6,180,897
Shares repurchased......................      (606,167)     (9,803,021)     (166,052)      (2,502,350)
                                          ------------  --------------  ------------  ---------------
Net increase............................       602,508  $   10,245,557       280,132  $     3,678,547
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        14,203  $      230,962        10,181  $       139,541
Shares issued in connection with
  reinvestment of distributions.........         1,920          32,714            30              443
                                          ------------  --------------  ------------  ---------------
                                                16,123         263,676        10,211          139,984
Shares repurchased......................        (3,834)        (66,384)       (3,594)         (49,444)
                                          ------------  --------------  ------------  ---------------
Net increase............................        12,289  $      197,292         6,617  $        90,540
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended December 31, 1997, the expenses of Small Cap Growth Portfolio, GT Global America Mid Cap Growth Fund and Value Portfolio were reduced by $2,560, $84,266 and $436 respectively, under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the GT Global America Mid Cap Growth Fund designates $9,085,505, and the GT Global America Value Fund designates $23,905 as capital gains dividends for the fiscal year ended December 31, 1997.

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended December 31, 1997:

FUND
----------------------------------------------------------------------
GT Global America Small Cap Growth Fund...............................   3.06%
GT Global America Mid Cap Growth Fund.................................   3.13%
GT Global America Value Fund..........................................  16.05%

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                            ADVISOR CLASS SHARES OF


                           AIM WORLDWIDE GROWTH FUND

                         AIM INTERNATIONAL GROWTH FUND
                          AIM NEW PACIFIC GROWTH FUND
                             AIM EUROPE GROWTH FUND

                            AIM MID CAP EQUITY FUND

                             AIM JAPAN GROWTH FUND

                             (SERIES PORTFOLIOS OF
                               AIM GROWTH SERIES)

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND

           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE


            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE

                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON TX 77210-4739
                         OR BY CALLING (800) 347-4246.

                             ---------------------

          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998

  RELATING TO THE AIM WORLDWIDE GROWTH FUND PROSPECTUS, THE AIM INTERNATIONAL GROWTH FUND PROSPECTUS, THE AIM NEW PACIFIC GROWTH FUND PROSPECTUS, THE AIM
 EUROPE GROWTH FUND PROSPECTUS, THE AIM MID CAP EQUITY FUND PROSPECTUS AND THE
                        AIM JAPAN GROWTH FUND PROSPECTUS

                          EACH DATED SEPTEMBER 8, 1998

                               TABLE OF CONTENTS



                                                              PAGE NO.
                                                              --------
INTRODUCTION................................................       4

GENERAL INFORMATION ABOUT THE FUNDS.........................       4
  The Trust and its Shares..................................       4

INVESTMENT OBJECTIVES AND POLICIES..........................       5
  Selection of Investments..................................       5
  Investments in Other Investment Companies.................       5
  Samurai and Yankee Bonds..................................       5
  Depositary Receipts.......................................       5
  Warrants or Rights........................................       6
  Lending of Portfolio Securities...........................       6
  Commercial Bank Obligations...............................       6
  Repurchase Agreements.....................................       7
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................       7
  Temporary Defensive Strategies............................       8

OPTIONS, FUTURES AND CURRENCY STRATEGIES....................       8
  Special Risks of Options, Futures and Currency
     Strategies.............................................       8
  Writing Call Options......................................       8
  Writing Put Options.......................................       9
  Purchasing Put Options....................................      10
  Purchasing Call Options...................................      10
  Index Options.............................................      11
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................      12
  Options on Futures Contracts..............................      14
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................      14
  Forward Contracts.........................................      14
  Foreign Currency Strategies -- Special Considerations.....      15
  Cover.....................................................      16

RISK FACTORS................................................      16
  Illiquid Securities.......................................      16
  Foreign Securities........................................      17
  Debt Securities...........................................      21

INVESTMENT LIMITATIONS......................................      21

EXECUTION OF PORTFOLIO TRANSACTIONS.........................      23
  Portfolio Trading and Turnover............................      24

MANAGEMENT..................................................      25
  Trustees and Executive Officers...........................      25
  Investment Management and Administration Services.........      27
  Distribution Services.....................................      27
  Expenses of the Funds.....................................      27

NET ASSET VALUE DETERMINATION...............................      28

HOW TO PURCHASE AND REDEEM SHARES...........................      28
  Programs and Services for Shareholders....................      29
  Dividend Order............................................      29

                                                              PAGE NO.
                                                              --------
TAXES.......................................................      29
  General...................................................      29
  Foreign Taxes.............................................      29
  Passive Foreign Investment Companies......................      30
  Non-U.S. Shareholders.....................................      30
  Options, Futures and Foreign Currency Transactions........      30

MISCELLANEOUS INFORMATION...................................      31
  Custodian.................................................      31
  Transfer Agency and Accounting Agency Services............      31
  Independent Accountants...................................      32
  Shareholder Liability.....................................      32
  Names.....................................................      32
  Control Persons and Principal Holders of Securities.......      33

INVESTMENT RESULTS..........................................      35
  Total Return Quotations...................................      35
  Performance Information...................................      38

APPENDIX....................................................      40
  Description of Bond Ratings...............................      40
  Description of Commercial Paper Ratings...................      41
  Absence of Rating.........................................      41

FINANCIAL STATEMENTS........................................      FS

                                  INTRODUCTION



  This Statement of Additional Information relates to the Advisor Class shares of AIM Worldwide Growth Fund ("Worldwide Fund"), AIM International Growth Fund ("International Fund"), AIM New Pacific Growth Fund ("Pacific Fund"), AIM Europe Growth Fund ("Europe Fund"), AIM Mid Cap Equity Fund, formerly AIM Mid Cap Growth Fund ("Mid Cap Fund") and AIM Japan Growth Fund ("Japan Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company.



  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-advisor") serves as the investment sub-advisor of and sub-administrator for, Worldwide Fund, International Fund, Pacific Fund, Europe Fund and Japan Fund.



  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Worldwide Fund is included in a Prospectus dated September 8, 1998, for International Fund is included in a separate Prospectus dated September 8, 1998, for Pacific Fund is included in a separate Prospectus dated September 8, 1998, for Europe Fund is included in a separate Prospectus dated September 8, 1998, for Mid Cap Fund is included in a separate Prospectus dated September 8, 1998, and for Japan Fund is included in a separate Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.



  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES


  The Trust previously operated under the name G.T. Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 29, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: each of the six Funds, AIM Small Cap Growth Fund, and AIM Basic Value Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998, is that of the series G.T. Global Growth Series.


  This Statement of Additional Information relates solely to the Advisor Class shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, a particular Fund, or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Class A, and Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.


  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

                       INVESTMENT OBJECTIVES AND POLICIES


SELECTION OF INVESTMENTS


  In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, AIM and/or the Sub-advisor ordinarily consider the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



  In analyzing companies for investment by each Fund, AIM and/or the Sub-advisor ordinarily look for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.



  At this time, AIM and/or the Sub-advisor are not aware of the existence of any investment or exchange control regulations that might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, AIM and/or the Sub-advisor does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


  With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM and/or the Sub-advisor or their affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in part, each Fund may purchase shares of a closed-end investment company unless: (a) such a purchase would cause a Fund to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless AIM and/or the Sub-advisor determine that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, AIM and/or the Sub-advisor waive their advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.


SAMURAI AND YANKEE BONDS

  The International Fund, the Japan Fund, the Pacific Fund and the Worldwide Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Worldwide Fund and the Mid Cap Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments that are members of the Organization for Economic Cooperation and Development or have AAA ratings. None of the Funds has invested in Samurai or Yankee bonds since 1982.

DEPOSITARY RECEIPTS

  Each Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in both sponsored and unsponsored ADRs.


WARRANTS OR RIGHTS


  Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.


LENDING OF PORTFOLIO SECURITIES


  For the purpose of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Funds will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by AIM and/or the Sub-advisor to be of good standing and will not be made unless, in the judgment of AIM and/or the Sub-advisor, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS


  For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS


  A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by AIM and/or the Sub-advisor to present minimal credit risks in accordance with guidelines approved by the Trust's Board of Trustees (the "Board"). AIM and/or the Sub-advisor reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


  A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS


  Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.


  Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Trust's Board of Trustees. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.


  Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will segregate with a custodian liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

TEMPORARY DEFENSIVE STRATEGIES


  Money market instruments in which the Funds may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), at the time of investment or, if unrated, deemed by the Sub-advisor to be of comparable quality.



                    OPTIONS, FUTURES AND CURRENCY STRATEGIES


SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


          (1) Successful use of most of these instruments depends upon AIM and/or the Sub-advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While AIM and/or the Sub-advisor are experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because AIM and/or the Sub-advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from threat increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


          (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS


  A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of AIM and/or the Sub-advisor, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.


  The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, AIM and/or the Sub-advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

  The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS


  The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.



  A Fund generally would write put options in circumstances where AIM and/or the Sub-advisor wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS

  Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

  A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

  A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

  Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  Each Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

  Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.


  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless AIM and/or the Sub-advisor believe that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


  The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options.

When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  A Fund may enter into interest rate, currency or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.

  The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures

Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

  The Funds' Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is be subject to the maintenance of a liquid secondary market.


LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES



  To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.


FORWARD CONTRACTS

  A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.


  A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Board.

  Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.


FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS


  A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


  A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which AIM and/or the Sub-advisor believe will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.



  The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.


  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.


COVER


  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.


                                  RISK FACTORS


ILLIQUID SECURITIES

  A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


  With respect to liquidity determinations generally, the Trust's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Trust's Board has delegated the function of making day-to-day determinations of liquidity to AIM and/or the Sub-advisor in accordance with procedures approved by the

Board. AIM and/or the Sub-advisor take into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) Aim and/or the Sub-advisor monitor the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Trust's Board of Trustees. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, Aim and/or the Sub-advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


FOREIGN SECURITIES


  Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.



  Religious, Political and Ethnic Instability. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of its assets.


  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Fund (other than the Mid Cap Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, AIM and/or the Sub-advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

  Currency Fluctuations. Because each Fund, other than the Mid Cap Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to U.S. dollars between the receipt of income and the making of Fund distributions, it may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.



  The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rate and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.



  Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.



  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. AIM and/or the Sub-advisor will consider such difficulties when determining the allocation of each Fund's assets, although AIM and/or the Sub-advisor do not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.



  The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) obtaining and enforcing judgments against such custodians.



  Withholding Taxes. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income whose those taxes may be recaptured. See "Taxes" herein.


  Concentration. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


  Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Australia, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. AIM and/or the Sub-advisor believe that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody;
(2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends and on a Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and may follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt that may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.


  Special Considerations Affecting Pacific Region Countries. Many Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and
(v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.


  In China, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea and Thailand, government regulation or a company's charter may limit the maximum foreign aggregate ownership of equity in the company. South Korea generally prohibits foreign investment in won-denominated debt securities, and Sri Lanka prohibits foreign investment in government debt securities. South Korea prohibits foreign investment in specified telecommunications companies, and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services. In the Philippines, a Fund may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in China, a Fund may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in China. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars, and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars.


  If, because of restrictions on repatriation or conversion of funds, a Fund were unable to timely distribute substantially all of its net investment income, and net capital gains, the Fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, it would become subject to federal income tax on all of its income and net gains.

  Several Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

  The economies of most Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.


  Few of the Pacific region countries have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. In several Pacific region countries, the leadership ability of the government has suffered as a result of recent corruption scandals. Disparities of wealth, among other factors, have also led to social unrest in some of the Asia Pacific region countries, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan, and Sri Lanka, for example, have created social, economic and political problems. Such problems also have occurred in other regions.



  Starting in mid-1997, some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. While the currency crisis diminished prospects for short-term corporate earnings growth, AIM and/or the Sub-advisor believe that high interest rate levels may force governments and corporations to restructure the financial sector in a manner that may facilitate a return to high levels of long-term economic activity.



  China assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.


  In addition, there is continuing risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

  Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would take steps to support the currency, though the taking of such steps cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.


  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.


  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.


  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.


  Special Considerations Affecting Emerging Markets. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

  Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.


  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging markets there may be share registration and delivery delays or failures.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

DEBT SECURITIES


  Each Fund is permitted to purchase investment grade debt securities. In selecting debt securities for investment, AIM and/or the Sub-advisor review and monitor the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Fund is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO, but that AIM and/or the Sub-advisor determine to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.



  Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. AIM and/or the Sub-advisor will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Appendix" herein.


                             INVESTMENT LIMITATIONS

  Each Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Fund. No Fund may:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;


          (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;


          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;


          (5) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;


          (6) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

          (7) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


  For purposes of the concentration policy contained in limitation (7) above, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organization are considered to be securities of issuers in the same industry.


  The following investment limitations of each Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. Each Fund may not:

          (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;


          (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Fund's total assets;


          (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (5) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.


  Investors should refer to each Fund's Prospectus for further information with respect to that particular Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                      EXECUTION OF PORTFOLIO TRANSACTIONS



  Subject to policies established by the Trust's Board of Trustees, AIM and/or the Sub-advisor are responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing transactions, AIM and/or the Sub-advisor seek the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although AIM and/or the Sub-advisor generally seek reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



  Consistent with the interests of the Funds, AIM and/or the Sub-advisor may select brokers to execute the Funds' portfolio transactions on the basis of the research services they provide to AIM and/or the Sub-advisor for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by AIM and/or the Sub-advisor under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that AIM and/or the Sub-advisor determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of AIM and/or the Sub-advisor to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.



  AIM and/or the Sub-advisor may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as transfer agent and custodian fees.



  Investment decisions for each Fund and for other investment accounts managed by AIM and/or the Sub-advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases AIM and/or the Sub-advisor believe that coordination and the ability to participate in volume transactions will be beneficial to the Funds.



  Under a policy adopted by the Trust's Board of Trustees, and subject to the policy of obtaining the best net results, AIM and/or the Sub-advisor may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the Sub-advisor serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/ dealers that sell shares of the Funds and such other funds.



  Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


  Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.


  Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-advisor. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


  The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.



  For the fiscal year ended December 31, 1995, the Europe Fund paid to GT Bank in Liechtenstein AG and GT Bank in Liechtenstein (Zurich), each of which was an "affiliated" broker as defined in the 1940 Act, aggregate brokerage commissions of $9,529 and $16,250, respectively, for transactions involving purchases and sales of portfolio securities.


  For the fiscal year ended December 31, 1995, the International Fund paid to GT Bank in Liechtenstein AG aggregate brokerage commissions of $1,475 for transactions involving purchases and sales of portfolio securities which represented 0.08% of the total brokerage commissions paid by the International Fund and less than 0.01% of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the International Fund paid to GT Bank in Liechtenstein (Deutschland) Gmbh and GT Bank in Liechtenstein AG aggregate brokerage commissions of $6,284 and $8,378, respectively, for transactions involving purchases and sales of portfolio securities which represented 0.09% and 0.50%, respectively, of the total brokerage commissions paid by the International Fund, and 0.08% and 0.94%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the Worldwide Fund paid to GT Bank in Liechtenstein (Deutschland) Gmbh aggregate brokerage commissions of $361.87 for transactions involving purchases and sales of portfolio securities which represented less than 0.01% of the total brokerage commissions paid by the Worldwide Fund, and less than 0.01% of the aggregate dollar amount of the transactions involving payment of commissions by the Worldwide Fund.

  For the fiscal year ended December 31, 1997, no payments were made to affiliated brokers.

  Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:

                     FUND                          1997           1996           1995
                     ----                       ----------     ----------     ----------
Mid Cap Fund..................................  $2,193,539     $2,760,768     $  878,569
Europe Fund...................................  $2,217,385     $2,711,139     $3,877,784
International Fund............................  $  874,443     $1,496,178     $1,889,228
Japan Fund....................................  $  218,841     $  253,623     $  440,117
Pacific Fund..................................  $2,767,789     $5,151,533     $3,310,887
Worldwide Fund................................  $  578,365     $  792,165     $1,007,167

PORTFOLIO TRADING AND TURNOVER


  Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever AIM and/or the Sub-advisor believe it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio sales, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when AIM and/or the Sub-advisor deem portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The portfolio turnover rates for the fiscal years ended December 31, 1997 and 1996 were as follows:


                            FUND                              1997     1996
                            ----                              ----     ----
Mid Cap Fund................................................  190%     253%
Europe Fund.................................................  107%     123%
International Fund..........................................   72%      74%
Japan Fund..................................................   58%      31%
Pacific Fund................................................   80%      93%
Worldwide Fund..............................................   92%      80%

                                   MANAGEMENT



TRUSTEES AND EXECUTIVE OFFICERS


  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


----------------------------------------------------------------------------------------------------------
                                POSITIONS HELD
  NAME, ADDRESS AND AGE        WITH REGISTRANT             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
 *ROBERT H. GRAHAM, (51)   Trustee, Chairman of the  Director, President and Chief Executive Officer,
                           Board and President       A I M Management Group Inc.; Director and President,
                                                     A I M Advisors, Inc.; Director and Senior Vice
                                                     President, A I M Capital Management, Inc., A I M
                                                     Distributors, Inc., A I M Fund Services, Inc. and
                                                     Fund Management Company; and Director, AMVESCAP PLC.
----------------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON, (57)   Trustee                   Mr. Anderson is President, Plantagenet Capital
 220 Sansome Street                                  Management, LLC (an investment partnership); Chief
 Suite 400                                           Executive Officer, Plantagenet Holdings, Ltd. (an
 San Francisco, CA 94104                             investment banking firm); Director, Anderson Capital
                                                     Management, Inc. since 1988; Director, PremiumWear,
                                                     Inc. (formerly Munsingwear, Inc.) (a casual apparel
                                                     company) and Director, "R" Homes, Inc. and various
                                                     other companies. Mr. Anderson is also a trustee of
                                                     each of the other investment companies registered
                                                     under the 1940 Act that is sub-advised or sub-
                                                     administered by the Sub-advisor.
----------------------------------------------------------------------------------------------------------
 FRANK C. BAYLEY, (59)     Trustee                   Mr. Bayley is a partner of the law firm of Baker &
 Two Embarcadero Center                              McKenzie, and serves as a Director and Chairman of
 Suite 2400                                          C.D. Stimson Company (a private investment company).
 San Francisco, CA 94111                             Mr. Bayley is also a trustee of each of the other
                                                     investment companies registered under the 1940 Act
                                                     that is sub-advised or sub-administered by the
                                                     Sub-advisor.
----------------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON,      Trustee                   Mr. Patterson is Managing Partner of Accel Partners
 (54)                                                (a venture capital firm). He also serves as a
 428 University Avenue                               director of Viasoft and PageMart, Inc. (both public
 Palo Alto, CA 94301                                 software companies), as well as several other
                                                     privately held software and communications companies.
                                                     Mr. Patterson is also a trustee of each of the other
                                                     investment companies registered under the 1940 Act
                                                     that is sub-advised or sub-administered by the Sub-
                                                     advisor.
----------------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY, (63)     Trustee                   Miss Quigley is a private investor. From 1984 to
 1055 California Street                              1986, she was President of Quigley Friedlander & Co.,
 San Francisco, CA 94108                             Inc. (a financial advisory services firm). Miss
                                                     Quigley is also a trustee of each of the other
                                                     investment companies registered under the 1940 Act
                                                     that is sub-advised or sub-administered by the
                                                     Sub-advisor.
----------------------------------------------------------------------------------------------------------


---------------


* A trustee who is an "interested person" of the Trust and AIM Advisors, Inc. as defined in the 1940 Act.

----------------------------------------------------------------------------------------------------------
                                POSITIONS HELD
  NAME, ADDRESS AND AGE        WITH REGISTRANT             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
 +JOHN J. ARTHUR, (53)     Vice President            Director, Senior Vice President and Treasurer, A I M
                                                     Advisors, Inc.; Vice President and Treasurer, A I M
                                                     Management Group Inc., A I M Capital Management,
                                                     Inc., A I M Distributors, Inc., A I M Fund Services,
                                                     Inc. and Fund Management Company.
----------------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY, (52)  Vice President and        Senior Vice President - Mutual Fund Accounting, the
 50 California Street      Principal Accounting      Sub- advisor since 1997; Vice President -- Mutual
 San Francisco, CA 94111   Officer                   Fund Accounting, the Sub-advisor from 1992 to 1997.
----------------------------------------------------------------------------------------------------------
 MELVILLE B. COX, (54)     Vice President            Vice President and Chief Compliance Officer, A I M
                                                     Advisors, Inc., A I M Capital Management, Inc., A I M
                                                     Distributors, Inc., A I M Fund Services, Inc. and
                                                     Fund Management Company.
----------------------------------------------------------------------------------------------------------
 GARY T. CRUM, (50)        Vice President            Director and President, A I M Capital Management,
                                                     Inc.; Director and Senior Vice President, A I M
                                                     Management Group Inc. and A I M Advisors, Inc.; and
                                                     Director, A I M Distributors, Inc. and AMVESCAP PLC.
----------------------------------------------------------------------------------------------------------
 HELGE K. LEE, (52)        Vice President and        Chief Legal and Compliance Officer -- North America,
 50 California Street      Secretary                 the Sub-advisor since October 1997; Executive Vice
 San Francisco, CA 94111                             President of the Asset Management Division of
                                                     Liechtenstein Global Trust since October 1996; Senior
                                                     Vice President, General Counsel and Secretary of LGT
                                                     Asset Management Inc., Chancellor LGT Asset
                                                     Management, Inc., GT Global, GT Global Investor
                                                     Services, Inc. and G.T. Insurance from May 1994 to
                                                     October 1996; Senior Vice President, General Counsel
                                                     and Secretary of Strong/Corneliuson Management, Inc.
                                                     and Secretary of each of the Strong Funds from
                                                     October 1991 through May 1994.
----------------------------------------------------------------------------------------------------------
 +CAROL F. RELIHAN, (43)   Vice President            Director, Senior Vice President, General Counsel and
                                                     Secretary, A I M Advisors, Inc.; Vice President,
                                                     General Counsel and Secretary, A I M Management Group
                                                     Inc.; Director, Vice President and General Counsel,
                                                     Fund Management Company; Vice President and General
                                                     Counsel, A I M Fund Services, Inc.; and Vice
                                                     President, A I M Capital Management, Inc. and A I M
                                                     Distributors, Inc.
----------------------------------------------------------------------------------------------------------
 DANA R. SUTTON, (39)      Vice President and        Vice President and Fund Controller, A I M Advisors,
                           Assistant Treasurer       Inc.; and Assistant Vice President and Assistant
                                                     Treasurer, Fund Management Company.
----------------------------------------------------------------------------------------------------------


---------------

+ Mr. Arthur and Ms. Relihan are married to each other.


  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of AIM and/or the Sub-advisor or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other

Trustees and Officers receive no compensation or expense reimbursements from the Trust. For the fiscal year ended December 31, 1997, the Trust paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM and/or the Sub-advisor or any affiliated company, total compensation of $19,276, $20,044, $16,350 and $18,203, respectively, for their services as Trustees. For the year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM and/or the Sub-advisor or any other affiliated company, received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-advisor for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of June 26, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund.



INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES



  AIM serves as the investment manager and administrator to each Fund under an investment management and administration contract ("Management Contract") between the Trust and AIM. The Sub-advisor serves as the sub-advisor and sub-administrator to each of Worldwide Fund, International Fund, Pacific Fund, Europe Fund and Japan Fund under a sub-advisory and sub-administration contract between AIM and the Sub-advisor ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and/or the Sub-advisor make all investment decisions for each Fund and administer each Fund's affairs. Among other things, AIM and/or the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Funds and provide suitable office space and necessary small office equipment and utilities.



  The Management Contracts may be renewed for additional one-year terms with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940
Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940
Act), cast in person at a meeting called for the specific purpose of voting on such approval. With respect to any Fund, either the Trust or each of AIM or the Sub-advisor may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).



  The amounts of investment management and administration fees paid by each Fund to the Sub-advisor during the Funds' three most recent fiscal years were as follows:


                     FUND                          1997           1996           1995
                     ----                       ----------     ----------     ----------
Mid Cap Fund..................................  $3,999,732     $4,982,969     $4,425,913
Europe Fund...................................  $5,228,246     $5,416,280     $6,161,265
International Fund............................  $2,309,873     $3,034,522     $4,027,923
Japan Fund....................................  $1,017,788     $1,367,702     $1,167,576
Pacific Fund..................................  $3,736,264     $5,260,774     $5,176,333
Worldwide Fund................................  $1,619,691     $1,885,798     $2,050,983

DISTRIBUTION SERVICES


  Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, AIM Distributors, on a "best efforts" basis without a front-end sales charge or a contingent deferred sales charge.


EXPENSES OF THE FUNDS


  Each Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees generally are higher for non-U.S. securities. The allocation of general Trust expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's, other than Mid Cap Fund's, expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.


                         NET ASSET VALUE DETERMINATION



  The net asset value per share of each Fund is normally determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of each Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.


  Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund.


                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."

  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."


  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors

(other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.


  PROGRAMS AND SERVICES FOR SHAREHOLDERS. The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.



  DIVIDEND ORDER. Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.


                                     TAXES


GENERAL


  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Diversification Requirements.


  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.


  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES


  Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES


  Each Fund (other than the Mid Cap Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.



  If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


  A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS


  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to foreign shareholders generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.



OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS



  Each Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.


  Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act - 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but no more than 18 months.



  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.



  If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.


  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.


                           MISCELLANEOUS INFORMATION



  AIM was organized in 1976, and together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN


  State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Company to be held in separate accounts outside the United States in the custody of non-U.S. banks.



TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES



  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. The Sub-advisor also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997, the accounting services fees paid by the Mid Cap Fund, Europe Fund, International Fund, Japan Fund, Pacific Fund and Worldwide Fund were $79,918, $173,767 and $142,274, $62,660,

$139,442 and $138,072, $40,655, $77,934 and $59,416, $14,483, $35,119 and
$26,210, $53,724, $135,182 and $99,321, and $22,092, $48,430 and $41,680,
respectively.


INDEPENDENT ACCOUNTANTS


  The Trust's and the Funds' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Trust and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.



  The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


SHAREHOLDER LIABILITY


  Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


NAMES


  Prior to May 29, 1998, AIM New Pacific Growth Fund operated under the name of GT Global New Pacific Growth Fund; AIM Europe Growth Fund operated under the name GT Global Europe Growth Fund; AIM Japan Growth Fund operated under the name of GT Global Japan Growth Fund; AIM International Growth Fund operated under the name of GT Global International Growth Fund; AIM Worldwide Growth Fund operated under the name of GT Global Worldwide Growth Fund and AIM Mid Cap Growth Fund operated under the name of GT Global America Mid Cap Growth Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



   As of August 10, 1998, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of the Trust.



  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of August 10, 1998, and the percentage of the outstanding shares held by such holders are set forth below.



                                                                                                 PERCENT
                                                                                  PERCENT        OWNED OF
                                                                                  OWNED OF      RECORD AND
                FUND                           NAME AND ADDRESS OF OWNER          RECORD*      BENEFICIALLY
                ----                           -------------------------          --------     ------------
Europe Growth Fund -- Advisor Class    Charles Schwab & Co. Inc.                   50.99%          -0-
                                       For the Excl Benef of Our Custs
                                       Reinvest Account
                                       101 Montgomery St.
                                       San Francisco, CA 94104-4122
                                       Attn: Mutual Funds
                                       MLPF&S for the Sole Benefit of Its          14.67%          -0-
                                       Customers, Security #
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
International Fund -- Advisor Class    G.T. Capital Holdings, Inc. 401(k) FBO       7.93%          -0-
                                       Account: 565-59-1255
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources
                                       G.T. Capital Holdings, Inc. 401(k) FBO       7.14%          -0-
                                       Account: 217-64-6674
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources
                                       G.T. Capital Holdings, Inc. 401(k) FBO       5.98%          -0-
                                       Account: 545-91-4793
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources
                                       G.T. Capital Holdings, Inc. 401(k) P/S       5.82%          -0-
                                       A/C ###-##-#### P
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources
                                       G.T. Capital Holdings, Inc. 401(k) FBO       5.58%          -0-
                                       Account: 562-04-5693
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources
                                       G.T. Capital Holdings, Inc. 401(k) FBO       5.47%          -0-
                                       Account: 546-33-3477
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources
                                       Charles Schwab & Co. Inc.                   67.51%          -0-
                                       For the Excl Benef of Our Custs
                                       Reinvest Account
                                       101 Montgomery St.
                                       San Francisco, CA 94104-4122
                                       Attn: Mutual Funds

                                                                                                 PERCENT
                                                                                  PERCENT        OWNED OF
                                                                                  OWNED OF      RECORD AND
                FUND                           NAME AND ADDRESS OF OWNER          RECORD*      BENEFICIALLY
                ----                           -------------------------          --------     ------------
Europe Growth Fund -- Class A          MLPF&S for the Sole Benefit of Its          13.71%          -0-
                                       Customers, Security #974U7
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Mid Cap Growth Fund -- Class A         MLPF&S for the Sole Benefit of Its          11.15%          -0-
                                       Customers, Security #974U8
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Pacific Fund -- Advisor Class          Wells Fargo Bank NA TTEE FBO                28.04%          -0-
                                       LGT Asset Management AC 5000201000
                                       Serp Prft Shr Pln ###-##-####
                                       P O Box 9800 MAC 9137-027
                                       Calabasas, CA 91372-0800
                                       G.T. Capital Holdings, Inc. 401(k) FBO      10.31%          -0-
                                       Account: 045-46-2854
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources
Pacific Fund -- Class A                MLPF&S for the Sole Benefit of Its           5.71%          -0-
                                       Customers, Security #97043
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Japan Fund -- Advisor Class            Donaldson Lufkin Jenrette Securities        56.36%          -0-
                                       Corp. Inc.
                                       P.O. Box 2052
                                       Jersey City, New Jersey 07303-2052
                                       MLPF&S for the Sole Benefit of Its           6.24%          -0-
                                       Customers, Security #97K48
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Japan Growth Fund -- Class A           MLPF&S for the Sole Benefit of Its          12.54%          -0-
                                       Customers, Security #974U9
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Worldwide Growth Fund -- Advisor       GT Cap Holdings, Inc. 401(k) FBO             5.42%          -0-
  Class                                Acct #548985183
                                       Attn: Human Resources
                                       50 California St. 27th Floor
                                       San Francisco, CA 94111-4624
                                       GT Cap Holdings, Inc. 401(k) PS
                                       FBO A/C 548 98 5183 P                        5.21%          -0-
                                       Attn: Human Resources
                                       50 California St. 27th Floor
                                       San Francisco, CA 94111-4624
Worldwide Growth Fund -- Class A       MLPF&S for the Sole Benefit of Its           6.96%          -0-
                                       Customers, Security #974W0
                                       Attn: Fund Administration
                                       4800 Deer lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484


---------------


* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS


TOTAL RETURN QUOTATIONS


  The standard formula for calculating total return, as described in the Prospectus, is as follows:


                                 P(1+T)(n)=ERV



    Where  P      =   a hypothetical initial payment of $1,000.
           T      =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                      portions of such period).


  The standardized returns for the Class A and Advisor Class shares of the Mid Cap Fund, stated as average annualized total returns for the periods shown, were:


                                                             MID CAP FUND    MID CAP FUND
                           PERIOD                             (CLASS A)     (ADVISOR CLASS)
                           ------                            ------------   ---------------
Fiscal year ended December 31, 1997.........................     7.78%           14.54%
For the five years ended December 31, 1997..................    14.00%             n/a
For the ten years ended December 31, 1997...................    17.03%             n/a
June 1, 1995 (commencement of operations) through December
  31, 1997..................................................      n/a            13.69%
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................      n/a              n/a
June 9, 1987 (commencement of operations) through December
  31, 1997..................................................    14.36%             n/a


  The standardized returns for the Class A and Advisor Class shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:


                                                              EUROPE FUND     EUROPE FUND
                           PERIOD                              (CLASS A)    (ADVISOR CLASS)
                           ------                             -----------   ---------------
Fiscal year ended December 31, 1997.........................      5.08%          11.64%
For the five years ended December 31, 1997..................     10.78%            n/a
For the ten years ended December 31, 1997...................      7.49%            n/a
June 1, 1995 (commencement of operations) through December
  31, 1997..................................................       n/a           15.04%
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................       n/a             n/a


  The standardized returns for the Class A and Advisor Class shares of the International Fund, stated as average annualized total returns for the periods shown, were:




                                                        INTERNATIONAL FUND   INTERNATIONAL FUND
                        PERIOD                              (CLASS A)         (ADVISOR CLASS)
                        ------                          ------------------   ------------------
Fiscal year ended December 31, 1997...................         2.54%                8.53%
For the five years ended December 31, 1997............         7.58%                 n/a
For the ten years ended December 31, 1997.............         8.10%                 n/a
June 1, 1995 (commencement of operations) through
  December 31, 1997...................................          n/a                11.43%
April 1, 1993 (commencement of operations) through
  December 31, 1997...................................          n/a                  n/a

  The standardized returns for the Class A and Advisor Class shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:


                                                              JAPAN FUND     JAPAN FUND
                           PERIOD                             (CLASS A)    (ADVISOR CLASS)
                           ------                             ----------   ---------------
Fiscal year ended December 31, 1997.........................    (13.05)%        (7.54)%
For the five years ended December 31, 1997..................      3.13%           n/a
For the ten years ended December 31, 1997...................      2.19%           n/a
June 1, 1995 (commencement of operations) through December
  31, 1997..................................................       n/a           0.30%
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................       n/a            n/a


  The standardized returns for the Class A and Advisor Class shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:


                                                             PACIFIC FUND    PACIFIC FUND
                          PERIOD                              (CLASS A)     (ADVISOR CLASS)
                          ------                             ------------   ---------------
Fiscal year ended December 31, 1997........................     (47.31)%        (44.26)%
For the five years ended December 31, 1997.................      (2.61)%           n/a
For the ten years ended December 31, 1997..................       4.01%            n/a
June 1, 1995 (commencement of operations) through December
  31, 1997.................................................        n/a          (14.44)%
April 1, 1993 (commencement of operations) through December
  31, 1997.................................................        n/a             n/a


  The standardized returns for the Class A and Advisor Class shares of the Worldwide Fund, stated as average annualized total returns for the periods shown, were:




                                                           WORLDWIDE FUND   WORLDWIDE FUND
                         PERIOD                              (CLASS A)      (ADVISOR CLASS)
                         ------                            --------------   ---------------
Fiscal year ended December 31, 1997......................       3.97%           10.43%
For the five years ended December 31, 1997...............       8.84%              n/a
For the ten years ended December 31, 1997................      10.26%              n/a
June 1, 1995 (commencement of operations) through
  December 31, 1997......................................        n/a            13.20%
April 1, 1993 (commencement of operations) through
  December 31, 1997......................................        n/a               n/a
June 9, 1987 (commencement of operations) through
  December 31, 1997......................................       8.42%              n/a


  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, cumulative total return across a stated period may be calculated as follows:


                                 P(1+V)(n)=ERV



    Where  P      =   a hypothetical initial payment of $1,000.
           V      =   cumulative total return assuming payment of all of, a stated
                      portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Mid Cap Fund, stated as aggregate total returns for the periods shown, were:


                                                             MID CAP FUND    MID CAP FUND
                           PERIOD                             (CLASS A)     (ADVISOR CLASS)
                           ------                            ------------   ---------------
June 1, 1995 (commencement of operations) through December
  31, 1997..................................................       n/a           39.29%
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................       n/a             n/a
June 9, 1987 (commencement of operations) through December
  31, 1997..................................................    336.53%            n/a

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:


                                                             EUROPE FUND     EUROPE FUND
                           PERIOD                             (CLASS A)    (ADVISOR CLASS)
                           ------                            -----------   ---------------
June 1, 1995 (commencement of operations) through December
  31, 1997..................................................      n/a           43.62%
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................      n/a             n/a
July 19, 1985 (commencement of operations) through December
  31, 1997..................................................   346.74%            n/a


  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the International Fund, stated as aggregate total returns for the periods shown, were:




                                                        INTERNATIONAL FUND   INTERNATIONAL FUND
                        PERIOD                              (CLASS A)         (ADVISOR CLASS)
                        ------                          ------------------   ------------------
June 1, 1995 (commencement of operations) through
  December 31, 1997...................................           n/a               32.25%
April 1, 1993 (commencement of operations) through
  December 31, 1997...................................           n/a                 n/a
July 19, 1985 (commencement of operations) through
  December 31, 1997...................................        368.84%                n/a


  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:


                                                              JAPAN FUND     JAPAN FUND
                           PERIOD                             (CLASS A)    (ADVISOR CLASS)
                           ------                             ----------   ---------------
June 1, 1995 (commencement of operations) through December
  31, 1997..................................................       n/a           .77%
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................       n/a           n/a
July 19, 1985 (commencement of operations) through December
  31, 1997..................................................    300.11%          n/a


  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:




                                                              PACIFIC FUND    PACIFIC FUND
                           PERIOD                              (CLASS A)     (ADVISOR CLASS)
                           ------                             ------------   ---------------
June 1, 1995 (commencement of operations) through December
  31, 1997..................................................        n/a          (32.08)%
April 1, 1993 (commencement of operations) through December
  31, 1997..................................................        n/a             n/a
July 19, 1985 (commencement of operations) through December
  31, 1997..................................................     630.06%            n/a


  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Worldwide Fund, stated as aggregate total returns for the periods shown, were:




                                                             WORLDWIDE FUND   WORLDWIDE FUND
                           PERIOD                              (CLASS A)      (ADVISOR CLASS)
                           ------                            --------------   ---------------
  June 1, 1995 (commencement of operations) through December
     31, 1997...............................................        n/a            37.76%
  April 1, 1993 (commencement of operations) through
     December 31, 1997......................................        n/a              n/a
  June 9, 1987 (commencement of operations) through December
     31, 1997...............................................     148.37%             n/a

  Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

PERFORMANCE INFORMATION

  Total return figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC

     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:


     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and comparisons)

     CNBC/Financial News Composite Index

     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All Country
       (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index-Non-U.S.
     Salomon Brothers World Government Bond
       Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar

     Wilshire Associates

     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

       10-year Treasuries

       30-year Treasuries


       30-day Treasury Bills


  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX



                          DESCRIPTION OF BOND RATINGS



  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



  Standard & Poor's, a division of the McGraw Hill Companies, Inc. ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:
AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment. C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.


  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."



                               ABSENCE OF RATING



  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



  Should no rating be assigned, the reason may be one of the following:



          1. An application for rating was not received or accepted.



          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



          3. There is a lack of essential data pertaining to the issue or issuer.



          4. The issue was privately placed, in which case the rating is not published in Moody's publications.



  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS


                                       FS

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (34.0%)
  ING Groep N.V. ............................................   NETH          405,354   $ 26,560,976         4.3
    BANKS-MONEY CENTER
  ForeningsSparbanken AB ....................................   SWDN          732,160     22,046,095         3.6
    BANKS-REGIONAL
  Axa - UAP .................................................   FR            161,800     18,200,225         2.9
    INSURANCE - MULTI-LINE
  UBS AG - Registered .......................................   SWTZ           48,397     18,009,939         2.9
    BANKS-MONEY CENTER
  CGU PLC ...................................................   UK            899,843     16,797,871         2.7
    INSURANCE - MULTI-LINE
  Banque Nationale de Paris .................................   FR            203,000     16,588,698         2.7
    BANKS-MONEY CENTER
  National Westminster Bank PLC .............................   UK            847,000     15,146,719         2.4
    BANKS-MONEY CENTER
  Zurich Versicherungsgesellschaft ..........................   SWTZ           23,350     14,913,434         2.4
    INSURANCE - MULTI-LINE
  Nordbanken Holding AB .....................................   SWDN        1,948,623     14,302,044         2.3
    BANKS-REGIONAL
  Lloyds TSB Group PLC ......................................   UK            949,000     13,286,634         2.1
    BANKS-REGIONAL
  BPI-SGPS S.A. .............................................   PORT          288,520      9,318,746         1.5
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ..................   UK            865,500      8,952,701         1.4
    INSURANCE - MULTI-LINE
  Abbey National PLC ........................................   UK            489,353      8,701,969         1.4
    BANKS-SUPER REGIONAL
  Halifax PLC ...............................................   UK            656,800      8,532,149         1.4
    BANKS-REGIONAL
                                                                                        ------------
                                                                                         211,358,200
                                                                                        ------------
Services (19.8%)
  Vodafone Group PLC ........................................   UK          1,650,000     20,952,162         3.4
    WIRELESS COMMUNICATIONS
  VNU (Verenigde Nederlandse Uitgeversbedrijven Verenigd
   Bezit) ...................................................   NETH          573,300     20,841,632         3.4
    BROADCASTING & PUBLISHING
  Orange PLC-/- .............................................   UK          1,953,000     20,707,213         3.3
    WIRELESS COMMUNICATIONS
  Telecel - Comunicacaoes Pessoais S.A. .....................   PORT          103,383     18,373,225         3.0
    WIRELESS COMMUNICATIONS
  Telecom Italia SpA ........................................   ITLY        2,465,000     18,023,283         2.9
    TELEPHONE NETWORKS
  Koninklijke Ahold N.V. ....................................   NETH          386,359     12,411,080         2.0
    RETAILERS-FOOD
  Helsingin Puhelin Oyj (Helsinki Telephone Corp.) ..........   FIN           152,600      7,104,413         1.1
    TELEPHONE NETWORKS
  STET Hellas Telecommunications S.A. - ADR-/- {\/} .........   GREC          110,940      4,604,010         0.7
    TELECOM - OTHER
                                                                                        ------------
                                                                                         123,017,018
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (13.6%)
  Glaxo Wellcome PLC ........................................   UK            559,639   $ 16,810,662         2.7
    PHARMACEUTICALS
  Roche Holding AG ..........................................   SWTZ            1,600     15,724,466         2.5
    PHARMACEUTICALS
  SmithKline Beecham PLC ....................................   UK            975,500     11,914,815         1.9
    PHARMACEUTICALS
  Novartis AG ...............................................   SWTZ            6,540     10,891,370         1.8
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK          1,309,561      9,757,749         1.6
    PHARMACEUTICALS
  Genset - ADR-/- {\/} ......................................   FR            322,467      9,472,468         1.5
    BIOTECHNOLOGY
  Astra AB "A" ..............................................   SWDN          459,510      9,397,168         1.5
    PHARMACEUTICALS
  Nearmedic Ltd.-/- .........................................   ASTRI         618,200        633,601         0.1
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          84,602,299
                                                                                        ------------
Consumer Non-Durables (13.0%)
  Cadbury Schweppes PLC .....................................   UK          1,236,700     19,152,434         3.1
    BEVERAGES - NON-ALCOHOLIC
  Nestle S.A. - Registered ..................................   SWTZ            8,100     17,347,981         2.8
    FOOD
  Heineken N.V. .............................................   NETH          401,500     15,781,115         2.5
    BEVERAGES - ALCOHOLIC
  Gucci Group - NY Registered Shares{\/} ....................   NETH          289,950     15,367,350         2.5
    TEXTILES & APPAREL
  Reckitt & Colman PLC ......................................   UK            686,640     13,115,982         2.1
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                          80,764,862
                                                                                        ------------
Capital Goods (9.3%)
  Nokia Oyj "A" .............................................   FIN           404,380     29,900,480         4.8
    TELECOM EQUIPMENT
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             79,820     16,253,957         2.6
    TELECOM EQUIPMENT
  Coflexip - ADR{\/} ........................................   FR            193,500     11,827,688         1.9
    CONSTRUCTION
                                                                                        ------------
                                                                                          57,982,125
                                                                                        ------------
Energy (7.4%)
  Viag AG ...................................................   GER            26,590     18,314,541         3.0
    ELECTRICAL & GAS UTILITIES
  Petroleum Geo-Services ASA-/- .............................   NOR           499,600     15,589,059         2.5
    ENERGY EQUIPMENT & SERVICES
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY        1,790,700     11,674,533         1.9
    OIL
                                                                                        ------------
                                                                                          45,578,133
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (6.9%)
  Baan Company N.V.-/- {\/} .................................   NETH          478,400   $ 17,102,800         2.8
    SOFTWARE
  Misys PLC .................................................   UK            246,228     13,999,104         2.3
    SOFTWARE
  Computacenter PLC-/- ......................................   UK            906,400     11,335,675         1.8
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                          42,437,579
                                                                                        ------------
Consumer Durables (2.7%)
  Volvo AB "B" ..............................................   SWDN          564,970     16,834,625         2.7
                                                                                        ------------
    AUTOMOBILES
Materials/Basic Industry (2.0%)
  Akzo Nobel N.V. ...........................................   NETH           55,500     12,346,074         2.0
    CHEMICALS
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $498,518,909) ................                            674,920,915       108.7
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co.,
   due July 1, 1998, for an effective yield of 5.70%,
   collateralized by $1,515,000 U.S. Treasury Bills, 5.75%
   due 12/31/98 (market value of collateral is $1,516,894,
   including accrued interest). (cost $1,484,000)  ..........                              1,484,000         0.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $500,002,909)  * ....................                            676,404,915       109.0
Other Assets and Liabilities ................................                            (55,576,739)       (9.0)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $620,828,176       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $500,002,909 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 185,254,268
                 Unrealized depreciation:            (8,852,262)
                                                  -------------
                 Net unrealized appreciation:     $ 176,402,006
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at June 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Austria (ASTRI/ATS) ..................    0.1                   0.1
Finland (FIN/FIM) ....................    5.9                   5.9
France (FR/FRF) ......................   11.6                  11.6
Germany (GER/DEM) ....................    3.0                   3.0
Greece (GREC/GRD) ....................    0.7                   0.7
Italy (ITLY/ITL) .....................    4.8                   4.8
Netherlands (NETH/NLG) ...............   19.5                  19.5
Norway (NOR/NOK) .....................    2.5                   2.5
Portugal (PORT/PTE) ..................    4.5                   4.5
Sweden (SWDN/SEK) ....................   10.1                  10.1
Switzerland (SWTZ/CHF) ...............   12.4                  12.4
United Kingdom (UK/GBP) ..............   33.6                  33.6
United States (US/USD) ...............              (8.7)      (8.7)
                                        ------     -----      -----
Total  ...............................  108.7       (8.7)     100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $620,828,176.

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $500,002,909) (Note 1).......................... $676,404,915
  U.S. currency.................................................................  $1,199,170
  Foreign currencies (cost $14,575,413).........................................  14,576,258   15,775,428
                                                                                  ----------
  Receivable for Fund shares sold...........................................................    4,235,397
  Dividends and dividend withholding tax reclaims receivable................................    1,233,641
  Other receivable..........................................................................      148,420
                                                                                              -----------
    Total assets............................................................................  697,797,801
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................   70,714,356
  Payable for securities purchased..........................................................    5,029,902
  Payable for investment management and administration fees (Note 2)........................      505,934
  Payable for transfer agent fees (Note 2)..................................................      329,805
  Payable for service and distribution expenses (Note 2)....................................      243,898
  Payable for printing and postage expenses.................................................       80,413
  Payable for custodian fees................................................................       33,888
  Payable for fund accounting fees (Note 2).................................................       14,487
  Payable for registration and filing fees..................................................        6,892
  Payable for professional fees.............................................................        5,021
  Payable for Trustees' fees and expenses (Note 2)..........................................        2,296
  Other accrued expenses....................................................................        2,733
                                                                                              -----------
    Total liabilities.......................................................................   76,969,625
                                                                                              -----------
Net assets.................................................................................. $620,828,176
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($493,758,256 DIVIDED BY 27,062,196 shares
 outstanding)...............................................................................  $     18.25
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/94.5 of $18.25) *.....................................  $     19.31
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($119,843,766 DIVIDED BY 6,715,341 shares
 outstanding)...............................................................................  $     17.85
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($7,226,154
 DIVIDED BY 392,184 shares outstanding).....................................................  $     18.43
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4).................................................................. $405,152,368
  Undistributed net investment income.......................................................      948,480
  Accumulated net realized gain on investments and foreign currency transactions............   38,345,574
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................      (20,252)
  Net unrealized appreciation of investments................................................  176,402,006
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding................... $620,828,176
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                     (FORMERLY GT GLOBAL EUROPE GROWTH FUND

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $1,392,889)............................  $ 6,744,459
  Securities lending income.................................................................      351,896
  Interest income...........................................................................      237,576
                                                                                              -----------
    Total investment income.................................................................    7,333,931
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    2,917,028
  Service and distribution expenses:(Note 2)
    Class A....................................................................  $   855,821
    Class B....................................................................      533,998    1,389,819
                                                                                 -----------
  Interest expense (Note 1).................................................................      848,608
  Transfer agent fees.......................................................................      764,001
  Custodian fees............................................................................      205,616
  Fund accounting fees (Note 2).............................................................       81,435
  Printing and postage expenses.............................................................       59,911
  Registration and filing fees..............................................................       56,110
  Legal fees................................................................................       44,747
  Audit fees................................................................................       30,883
  Trustees' fees and expenses (Note 2)......................................................        7,964
  Other expenses............................................................................        6,608
                                                                                              -----------
    Total expenses before reductions........................................................    6,412,730
                                                                                              -----------
      Expense reductions (Note 5)...........................................................      (27,279)
                                                                                              -----------
    Total net expenses......................................................................    6,385,451
                                                                                              -----------
Net investment income.......................................................................      948,480
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies: (Note
  1)
  Net realized gain on investments.............................................   33,308,247
  Net realized gain on foreign currency transactions...........................      509,373
                                                                                 -----------
    Net realized gain during the period.....................................................   33,817,620
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................      185,566
  Net change in unrealized appreciation of investments.........................  117,058,616
                                                                                 -----------
    Net unrealized appreciation during the period...........................................  117,244,182
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................  151,061,802
                                                                                              -----------
Net increase in net assets resulting from operations........................................ $152,010,282
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             SIX MONTHS
                                                                                ENDED         YEAR ENDED
                                                                            JUNE 30, 1998    DECEMBER 31,
                                                                             (UNAUDITED)         1997
                                                                           ---------------  ---------------
Increase (Decrease) in net assets
Operations:
  Net investment income (loss)...........................................  $       948,480  $    (2,163,876)
  Net realized gain on investments and foreign currency transactions.....       33,817,620      107,144,938
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies..........................          185,566         (237,701)
  Net change in unrealized appreciation (depreciation) of investments....      117,058,616      (31,970,694)
                                                                           ---------------  ---------------
    Net increase in net assets resulting from operations.................      152,010,282       72,772,667
                                                                           ---------------  ---------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments..................................               --         (368,261)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments..................................               --          (76,445)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on investments..................................               --           (1,099)
                                                                           ---------------  ---------------
    Total distributions..................................................               --         (445,805)
                                                                           ---------------  ---------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.......................    2,449,988,999    2,415,165,409
  Decrease from capital shares repurchased...............................   (2,472,424,916)  (2,538,538,626)
                                                                           ---------------  ---------------
    Net decrease from capital share transactions.........................      (22,435,917)    (123,373,217)
                                                                           ---------------  ---------------
Total increase (decrease) in net assets..................................      129,574,365      (51,046,355)
Net assets:
  Beginning of period....................................................      491,253,811      542,300,166
                                                                           ---------------  ---------------
  End of period *........................................................  $   620,828,176  $   491,253,811
                                                                           ---------------  ---------------
                                                                           ---------------  ---------------
 * Includes undistributed net investment income of.......................  $       948,480  $            --
                                                                           ---------------  ---------------
                                                                           ---------------  ---------------

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)    1994 (D)    1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.32    $   12.89   $   10.88   $   10.03   $   10.84   $    8.51
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         0.03        (0.04)      (0.03)       0.04        0.06        0.05
  Net realized and unrealized gain
   (loss) on investments................         3.90         1.48        2.16        0.95       (0.69)       2.36
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         3.93         1.44        2.13        0.99       (0.63)       2.41
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --           --          --       (0.10)      (0.05)      (0.06)
  From net realized gain on
   investments..........................           --        (0.01)      (0.12)      (0.04)         --          --
  In excess of net investment income....           --           --          --          --          --       (0.02)
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.13)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................           --        (0.01)      (0.12)      (0.14)      (0.18)      (0.08)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $   18.25    $   14.32   $   12.89   $   10.88   $   10.03   $   10.84
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        27.44%(b)     11.20%     19.61%       9.86%       (5.8)%      28.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 493,758    $  407,004  $ 453,792   $ 483,375   $ 646,313   $ 854,701
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.42%(a)     (0.29)%     (0.26)%      0.38%      0.61%        0.6%
  Without expense reductions............         0.41%(a)     (0.43)%     (0.32)%      0.32%      0.53%        N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.73%(a)      1.75%      1.82%       1.83%       1.73%        1.9%
  Without expense reductions............         1.74%(a)      1.89%      1.88%       1.89%       1.81%        N/A
Ratio of interest expense to average net
 assets++++.............................         0.28%(a)       N/A        N/A         N/A         N/A         N/A
Portfolio turnover rate++++.............           40%(a)       107%       123%        108%         91%         67%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            JUNE 30,                YEAR ENDED DECEMBER 31,                   TO
                                              1998       ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)    1994 (D)     1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.06    $   12.73   $   10.81   $    9.97   $   10.79     $    9.02
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........        (0.01)       (0.13)      (0.11)      (0.03)         --            --
  Net realized and unrealized gain
   (loss) on investments................         3.80         1.47        2.15        0.94       (0.69)         1.85
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         3.79         1.34        2.04        0.91       (0.69)         1.85
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --           --          --       (0.03)         --         (0.06)
  From net realized gain on
   investments..........................           --        (0.01)      (0.12)      (0.04)         --            --
  In excess of net investment income....           --           --          --          --          --         (0.02)
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.13)           --
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Total distributions.................           --        (0.01)      (0.12)      (0.07)      (0.13)        (0.08)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $   17.85    $   14.06   $   12.73   $   10.81   $    9.97     $   10.79
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............        26.96%(b)     10.55%     18.79%       9.20%      (6.38)%        20.5%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 119,844    $   81,011  $  87,092   $  73,025   $  81,602     $  34,048
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......        (0.23)%(a)    (0.94)%    (0.91)%     (0.27)%     (0.04)%        (0.1)%(a)
  Without expense reductions............        (0.24)%(a)    (1.08)%    (0.97)%     (0.33)%     (0.12)%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         2.38%(a)      2.40%      2.47%       2.48%       2.38%          2.6%(a)
  Without expense reductions............         2.39%(a)      2.54%      2.53%       2.54%       2.46%          N/A
Ratio of interest expense to average net
 assets++++.............................         0.28%(a)       N/A        N/A         N/A         N/A           N/A
Portfolio turnover rate++++.............           40%(a)       107%       123%        108%         91%           67%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             ADVISOR CLASS+++
                                          -------------------------------------------------------
                                            SIX MONTHS
                                              ENDED       YEAR ENDED DECEMBER 31,   JUNE 1, 1995
                                             JUNE 30,                                    TO
                                               1998       ------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)     1996 (D)      1995 (D)
                                          --------------  -----------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.41      $   12.92    $   10.85     $   10.24
                                          --------------  -----------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.06           0.01         0.01          0.08
  Net realized and unrealized gain
   (loss) on investments................         3.96           1.49         2.18          0.71
                                          --------------  -----------  -----------  -------------
    Net increase (decrease) from
     investment operations..............         4.02           1.50         2.19          0.79
                                          --------------  -----------  -----------  -------------
Distributions to shareholders:
  From net investment income............           --             --           --         (0.14)
  From net realized gain on
   investments..........................           --          (0.01)       (0.12)        (0.04)
  In excess of net investment income....           --             --           --            --
  In excess of net realized gain on
   investments..........................           --             --           --            --
                                          --------------  -----------  -----------  -------------
    Total distributions.................           --          (0.01)       (0.12)        (0.18)
                                          --------------  -----------  -----------  -------------
Net asset value, end of period..........    $   18.43      $   14.41    $   12.92     $   10.85
                                          --------------  -----------  -----------  -------------
                                          --------------  -----------  -----------  -------------

Total investment return (c).............        27.83 %(b)     11.64%       20.21%         7.75%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   7,226      $   3,239    $   1,416     $     718
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.77 %(a)       0.06%       0.09%         0.73%(a)
  Without expense reductions............         0.76 %(a)      (0.08)%      0.03%         0.67%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.38 %(a)       1.40%       1.47%         1.48%(a)
  Without expense reductions............         1.39 %(a)       1.54%       1.53%         1.54%(a)
Ratio of interest expense to average net
 assets++++.............................         0.28 %(a)        N/A         N/A           N/A
Portfolio turnover rate++++.............           40 %(a)        107%        123%          108%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Europe Growth Fund (the "Fund" formerly, GT Global Europe Growth Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of approximately $51,984,881 were on loan to brokers. The loans were secured by cash collateral of $54,717,285, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $351,896.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $39,796,615 with a weighted average interest rate of 6.29%. Interest expense for the period ended June 30, 1998, was $848,608.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales are made. For the period ended June 30, 1998, AIM Distributors and GT Global retained $7,717 and $789, respectively, of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. No CDSC's were collected for the period ended June 30, 1998. AIM Distributors also makes ongoing

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $26,482 and $178,096, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Fund. Under the Class A Plan, a Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $175,430,452 and $119,926,341, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                SIX MONTHS ENDED
                                                  JUNE 30, 1998                   YEAR ENDED
                                                   (UNAUDITED)                 DECEMBER 31, 1997
                                          -----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT          SHARES         AMOUNT
----------------------------------------  ------------  ---------------  ------------  ---------------
Shares sold.............................   122,644,726  $ 2,087,003,868   146,863,882  $ 2,008,141,712
Shares issued in connection with
  reinvestment of distributions ........            --               --        20,229          286,488
                                          ------------  ---------------  ------------  ---------------
                                           122,644,726    2,087,003,868   146,884,111    2,008,428,200
Shares repurchased .....................  (124,003,141)  (2,126,049,350) (153,681,853)  (2,115,903,158)
                                          ------------  ---------------  ------------  ---------------
Net decrease............................    (1,358,415) $   (39,045,482)   (6,797,742) $  (107,474,958)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

CLASS B
----------------------------------------
Shares sold.............................    17,592,826  $   293,337,166    25,162,463  $   340,605,118
Shares issued in connection with
  reinvestment of distributions ........            --               --         4,768           66,175
CLASS B
----------------------------------------
                                          ------------  ---------------  ------------  ---------------
                                            17,592,826      293,337,166    25,167,231      340,671,293
Shares repurchased .....................   (16,641,134)    (279,103,045)  (26,243,592)    (357,657,223)
                                          ------------  ---------------  ------------  ---------------
Net increase (decrease).................       951,692  $    14,234,121    (1,076,361) $   (16,985,930)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------
ADVISOR CLASS
----------------------------------------
Shares sold.............................     4,058,228  $    69,647,965     4,798,844  $    66,064,822
Shares issued in connection with
  reinvestment of distributions ........            --               --            77            1,094
                                          ------------  ---------------  ------------  ---------------
                                             4,058,228       69,647,965     4,798,921       66,065,916
Shares repurchased .....................    (3,890,891)     (67,272,521)   (4,683,709)     (64,978,245)
                                          ------------  ---------------  ------------  ---------------
Net increase............................       167,337  $     2,375,444       115,212  $     1,087,671
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period then ended June 30, 1998, the Fund's expenses were reduced by $27,279 under these arrangements.

                          GT GLOBAL EUROPE GROWTH FUND

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Europe Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Europe Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                          GT GLOBAL EUROPE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (29.2%)
  ING Groep N.V. ............................................   NETH          449,610   $ 18,940,753         3.9
    OTHER FINANCIAL
  ForeningsSparbanken AB ....................................   SWDN          732,160     16,649,643         3.4
    BANKS-REGIONAL
  Schweizerischer Bankverein (Swiss Bank Corp.) .............   SWTZ           44,940     13,968,753         2.8
    BANKS-MONEY CENTER
  General Accident PLC ......................................   UK            729,800     12,642,677         2.6
    INSURANCE - PROPERTY-CASUALTY
  Axa - UAP .................................................   FR            161,800     12,519,774         2.6
    INSURANCE - MULTI-LINE
  Lloyds TSB Group PLC ......................................   UK            949,000     12,263,760         2.5
    BANKS-REGIONAL
  National Westminster Bank PLC .............................   UK            658,000     10,934,253         2.2
    BANKS-MONEY CENTER
  Banque Nationale de Paris .................................   FR            203,000     10,790,014         2.2
    BANKS-MONEY CENTER
  Unidanmark AS "A" .........................................   DEN           136,300     10,007,284         2.0
    BANKS-REGIONAL
  Svenska Handelsbanken, Inc. "A" Free ......................   SWDN          288,900      9,991,061         2.0
    BANKS-MONEY CENTER
  Nordbanken Holding AB .....................................   SWDN        1,344,033      7,602,878         1.5
    OTHER FINANCIAL
  Abbey National PLC ........................................   UK            419,253      7,510,756         1.5
    BANKS-SUPER REGIONAL
                                                                                        ------------
                                                                                         143,821,606
                                                                                        ------------
Energy (14.3%)
  Petroleum Geo-Services ASA-/- .............................   NOR           249,800     15,735,300         3.2
    ENERGY EQUIPMENT & SERVICES
  Total S.A. "B" ............................................   FR            118,000     12,842,070         2.6
    OIL
  Shell Transport & Trading Co., PLC ........................   UK          1,534,000     11,083,087         2.3
    OIL
  Viag AG ...................................................   GER            19,990     10,770,259         2.2
    ELECTRICAL & GAS UTILITIES
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY        1,790,700     10,231,703         2.1
    OIL
  Coflexip - ADR{\/} ........................................   FR            171,610      9,524,355         1.9
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          70,186,774
                                                                                        ------------
Services (14.0%)
  VNU (Verenigde Nederlandse Uitgeversbedrijven Verenigd
   Bezit) ...................................................   NETH          573,300     16,176,381         3.3
    BROADCASTING & PUBLISHING
  Telecom Italia SpA ........................................   ITLY        2,465,000     15,777,115         3.2
    TELEPHONE NETWORKS
  Vodafone Group PLC ........................................   UK          1,650,000     11,894,089         2.4
    WIRELESS COMMUNICATIONS
  Telecel - Comunicacaoes Pessoais S.A.-/- ..................   PORT          103,383     11,018,156         2.2
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Koninklijke Ahold N.V. ....................................   NETH          386,359   $ 10,082,079         2.1
    RETAILERS-FOOD
  Kuoni Reisen Holdings "B" - Registered ....................   SWTZ            1,061      3,977,116         0.8
    LEISURE & TOURISM
                                                                                        ------------
                                                                                          68,924,936
                                                                                        ------------
Health Care (10.6%)
  Roche Holding AG ..........................................   SWTZ            1,600     15,889,361         3.2
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK            253,300      9,408,286         1.9
    PHARMACEUTICALS
  Genset: ...................................................   FR                 --             --         1.8
    BIOTECHNOLOGY
    ADR-/- {\/} .............................................   --            393,667      7,774,923          --
    Common-/- ...............................................   --             14,900        891,252          --
  Glaxo Wellcome PLC ........................................   UK            363,639      8,598,361         1.8
    PHARMACEUTICALS
  Schering AG ...............................................   GER            63,630      6,138,340         1.3
    PHARMACEUTICALS
  Incentive AB "A" ..........................................   SWDN           15,760      1,419,659         0.3
    MEDICAL TECHNOLOGY & SUPPLIES
  Nearmedic Ltd.-/- .........................................   ASTRI         618,200      1,272,722         0.3
    PHARMACEUTICALS
  M.L. Laboratories PLC-/- ..................................   UK            141,507        191,697          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          51,584,601
                                                                                        ------------
Technology (7.6%)
  Baan Company N.V.-/- {\/} .................................   NETH          478,400     15,787,200         3.2
    SOFTWARE
  TT Tieto Oy "B" ...........................................   FIN           101,828     11,460,254         2.3
    COMPUTERS & PERIPHERALS
  Misys PLC .................................................   UK            337,828     10,151,482         2.1
    SOFTWARE
                                                                                        ------------
                                                                                          37,398,936
                                                                                        ------------
Consumer Non-Durables (7.2%)
  Cadbury Schweppes PLC .....................................   UK          1,236,700     12,458,382         2.5
    BEVERAGES - NON-ALCOHOLIC
  Nestle S.A. - Registered ..................................   SWTZ            8,100     12,139,463         2.5
    FOOD
  Gucci Group - NY Registered Shares{\/} ....................   NETH          260,550     10,910,531         2.2
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                          35,508,376
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (7.1%)
  Nokia AB "A" ..............................................   FIN           269,400   $ 18,844,695         3.8
    TELECOM EQUIPMENT
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR            127,200     16,168,148         3.3
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                          35,012,843
                                                                                        ------------
Materials/Basic Industry (6.0%)
  Ciba Specialty Chemicals AG-/- ............................   SWTZ          166,000     19,775,431         4.0
    CHEMICALS
  Akzo Nobel N.V. ...........................................   NETH           55,500      9,571,231         2.0
    CHEMICALS
                                                                                        ------------
                                                                                          29,346,662
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $412,654,262) ................                            471,784,734        96.0
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Union Bank of Switzerland Roche Warrants "C", expire 7/98
   (cost $3,431,328) ........................................   SWTZ          481,700      3,644,246         0.8
                                                                                        ------------       -----
    PHARMACEUTICALS

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $15,920,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $15,934,933,
   including accrued interest). (cost $15,622,000) ..........                             15,622,000         3.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $431,707,590)  * ....................                            491,050,980       100.0
Other Assets and Liabilities ................................                                202,831          --
                                                                                        ------------       -----

NET ASSETS ..................................................                           $491,253,811       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $431,707,590 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  65,811,221
                 Unrealized depreciation:            (6,467,831)
                                                  -------------
                 Net unrealized appreciation:     $  59,343,390
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Austria (ASTRI/ATS) ..................    0.3                                   0.3
Denmark (DEN/DKK) ....................    2.0                                   2.0
Finland (FIN/FIM) ....................    6.1                                   6.1
France (FR/FRF) ......................   14.4                                  14.4
Germany (GER/DEM) ....................    3.5                                   3.5
Italy (ITLY/ITL) .....................    5.3                                   5.3
Netherlands (NETH/NLG) ...............   16.7                                  16.7
Norway (NOR/NOK) .....................    3.2                                   3.2
Portugal (PORT/PTE) ..................    2.2                                   2.2
Sweden (SWDN/SEK) ....................    7.2                                   7.2
Switzerland (SWTZ/CHF) ...............   13.3         0.8                      14.1
United Kingdom (UK/GBP) ..............   21.8                                  21.8
United States (US/USD) ...............                               3.2        3.2
                                        ------      -----          -----      -----
Total  ...............................   96.0         0.8            3.2      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $491,253,811.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $431,707,590) (Note 1)..........................  $491,050,980
  U.S. currency.................................................................  $      317
  Foreign currencies (cost $18,334,892).........................................  18,199,857   18,200,174
                                                                                  ----------
  Receivable for securities sold............................................................   19,572,716
  Receivable for Fund shares sold...........................................................    1,953,987
  Dividends and dividend withholding tax reclaims receivable................................      186,252
  Interest receivable.......................................................................        2,517
                                                                                              -----------
    Total assets............................................................................  530,966,626
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................   33,388,567
  Payable for securities purchased..........................................................    5,169,750
  Payable for investment management and administration fees (Note 2)........................      415,152
  Payable for transfer agent fees (Note 2)..................................................      256,798
  Payable for service and distribution expenses (Note 2)....................................      195,095
  Payable for printing and postage expenses.................................................      113,320
  Payable for custodian fees................................................................       26,846
  Payable for registration and filing fees..................................................       17,663
  Payable for professional fees.............................................................       17,272
  Payable for fund accounting fees (Note 2).................................................       10,165
  Payable for Trustees' fees and expenses (Note 2)..........................................        3,013
  Other accrued expenses....................................................................       99,174
                                                                                              -----------
    Total liabilities.......................................................................   39,712,815
                                                                                              -----------
Net assets..................................................................................  $491,253,811
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($407,003,587 DIVIDED BY 28,420,611 shares
 outstanding)...............................................................................  $     14.32
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $14.32) *....................................  $     15.03
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($81,010,803 DIVIDED BY 5,763,649 shares
 outstanding)...............................................................................  $     14.06
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($3,239,421
 DIVIDED BY 224,847 shares outstanding).....................................................  $     14.41
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $427,588,285
  Accumulated net realized gain on investments and foreign currency transactions............    4,527,954
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................     (205,818)
  Net unrealized appreciation of investments................................................   59,343,390
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $491,253,811
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $1,472,615)............................  $ 6,804,153
  Interest income...........................................................................    1,008,013
                                                                                              -----------
    Total investment income.................................................................    7,812,166
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    5,228,246
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $ 1,554,410
    Class B....................................................................      910,363    2,464,773
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................    1,655,972
  Custodian fees............................................................................      433,551
  Fund accounting fees (Note 2).............................................................      138,072
  Registration and filing fees..............................................................      126,714
  Printing and postage expenses.............................................................      112,239
  Audit fees................................................................................       38,142
  Legal fees................................................................................       20,986
  Trustees' fees and expenses (Note 2)......................................................        8,387
  Other expenses (Note 1)...................................................................      497,313
                                                                                              -----------
    Total expenses before reductions........................................................   10,724,395
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (748,353)
                                                                                              -----------
    Total net expenses......................................................................    9,976,042
                                                                                              -----------
Net investment loss.........................................................................   (2,163,876)
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................  107,873,761
  Net realized loss on foreign currency transactions...........................     (728,823)
                                                                                 -----------
    Net realized gain during the year.......................................................  107,144,938
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................     (237,701)
  Net change in unrealized appreciation of investments.........................  (31,970,694)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (32,208,395)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   74,936,543
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $72,772,667
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

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                                                                               YEAR ENDED      YEAR ENDED
                                                                              DECEMBER 31,    DECEMBER 31,
                                                                                  1997            1996
                                                                             --------------  --------------
Decrease in net assets
Operations:
  Net investment loss......................................................  $   (2,163,876) $   (1,938,485)
  Net realized gain on investments and foreign currency transactions.......     107,144,938      86,541,400
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies.......................................        (237,701)       (218,619)
  Net change in unrealized appreciation (depreciation) of investments......     (31,970,694)     23,691,090
                                                                             --------------  --------------
    Net increase in net assets resulting from operations...................      72,772,667     108,075,386
                                                                             --------------  --------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................        (368,261)     (4,360,146)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................         (76,445)       (815,186)
Advisor Class: (Note 1)
Distributions to shareholders:
  From net realized gain on investments....................................          (1,099)        (29,590)
                                                                             --------------  --------------
    Total distributions....................................................        (445,805)     (5,204,922)
                                                                             --------------  --------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   2,415,165,409   3,224,591,371
  Decrease from capital shares repurchased.................................  (2,538,538,626) (3,342,278,802)
                                                                             --------------  --------------
    Net decrease from capital share transactions...........................    (123,373,217)   (117,687,431)
                                                                             --------------  --------------
Total decrease in net assets...............................................     (51,046,355)    (14,816,967)
Net assets:
  Beginning of year........................................................     542,300,166     557,117,133
                                                                             --------------  --------------
  End of year *............................................................  $  491,253,811  $  542,300,166
                                                                             --------------  --------------
                                                                             --------------  --------------
 * Includes undistributed net investment income of.........................  $           --  $           --
                                                                             --------------  --------------
                                                                             --------------  --------------

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

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Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)    1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.89   $   10.88   $   10.03   $   10.84   $    8.51
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.04)      (0.03)       0.04        0.06        0.05
  Net realized and unrealized gain
   (loss) on investments................       1.48        2.16        0.95       (0.69)       2.36
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.44        2.13        0.99       (0.63)       2.41
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.10)      (0.05)      (0.06)
  From net realized gain on
   investments..........................      (0.01)      (0.12)      (0.04)         --          --
  In excess of net investment income....         --          --          --          --       (0.02)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.13)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.01)      (0.12)      (0.14)      (0.18)      (0.08)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   14.32   $   12.89   $   10.88   $   10.03   $   10.84
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      11.20%      19.61%       9.86%       (5.8)%      28.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 407,004   $ 453,792   $ 483,375   $ 646,313   $ 854,701
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.29)%     (0.26)%      0.38%       0.61%        0.6%
  Without expense reductions............      (0.43)%     (0.32)%      0.32%       0.53%        N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.75%       1.82%       1.83%       1.73%        1.9%
  Without expense reductions............       1.89%       1.88%       1.89%       1.81%        N/A
Portfolio turnover rate++++.............        107%        123%        108%         91%         67%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0533   $  0.0277         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

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Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)    1995 (D)    1994 (D)     1993 (D)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.73   $   10.81   $    9.97   $   10.79     $    9.02
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.13)      (0.11)      (0.03)         --            --
  Net realized and unrealized gain
   (loss) on investments................       1.47        2.15        0.94       (0.69)         1.85
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       1.34        2.04        0.91       (0.69)         1.85
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.03)         --         (0.06)
  From net realized gain on
   investments..........................      (0.01)      (0.12)      (0.04)         --            --
  In excess of net investment income....         --          --          --          --         (0.02)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.13)           --
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (0.01)      (0.12)      (0.07)      (0.13)        (0.08)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   14.06   $   12.73   $   10.81   $    9.97     $   10.79
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............      10.55%      18.79%       9.20%      (6.38)%        20.5%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  81,011   $  87,092   $  73,025   $  81,602     $  34,048
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.94)%     (0.91)%     (0.27)%     (0.04)%        (0.1)%(a)
  Without expense reductions............      (1.08)%     (0.97)%     (0.33)%     (0.12)%         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.40%       2.47%       2.48%       2.38%          2.6%(a)
  Without expense reductions............       2.54%       2.53%       2.54%       2.46%          N/A
Portfolio turnover rate++++.............        107%        123%        108%         91%           67%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0533   $  0.0277         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    ADVISOR CLASS+++
                                          -------------------------------------
                                           YEAR ENDED DECEMBER    JUNE 1, 1995
                                                   31,                 TO
                                          ----------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)     1995 (D)
                                          ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.92   $   10.85     $   10.24
                                          ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       0.01        0.01          0.08
  Net realized and unrealized gain
   (loss) on investments................       1.49        2.18          0.71
                                          ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       1.50        2.19          0.79
                                          ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --         (0.14)
  From net realized gain on
   investments..........................      (0.01)      (0.12)        (0.04)
  In excess of net investment income....         --          --            --
  In excess of net realized gain on
   investments..........................         --          --            --
                                          ----------  ----------  -------------
    Total distributions.................      (0.01)      (0.12)        (0.18)
                                          ----------  ----------  -------------
Net asset value, end of period..........  $   14.41   $   12.92     $   10.85
                                          ----------  ----------  -------------
                                          ----------  ----------  -------------

Total investment return (c).............      11.64%      20.21%         7.75%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   3,239   $   1,416     $     718
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.06%       0.09%         0.73%(a)
  Without expense reductions............      (0.08)%      0.03%         0.67%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.40%       1.47%         1.48%(a)
  Without expense reductions............       1.54%       1.53%         1.54%(a)
Portfolio turnover rate++++.............        107%        123%          108%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0533   $  0.0277           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                          GT GLOBAL EUROPE GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

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1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Europe Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

                          GT GLOBAL EUROPE GROWTH FUND

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of approximately $19,959,963 were on loan to brokers. The loans were secured by cash collateral of $20,701,800, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1997, the Fund received securities lending fees of $541,865. Fees received from securities loaned were used to reduce the Fund's custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTION TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate

                          GT GLOBAL EUROPE GROWTH FUND

fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the year ended December 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $21,092,373 with a weighted average interest rate of 6.31%. Interest expense for the year ended December 31, 1997, was $465,718, included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $4,461 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $15,594 for the year ended December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $501,201. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, and 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For

                          GT GLOBAL EUROPE GROWTH FUND

performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.
The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $540,359,758 and $667,512,449, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.
4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:
                           CAPITAL SHARE TRANSACTIONS

                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
CLASS A                                        SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................       146,863,882  $      2,008,141,712       247,661,557  $      2,968,073,960
Shares issued in connection with
  reinvestment of distributions.........            20,229               286,488           261,336             3,297,924
                                          ----------------  --------------------  ----------------  --------------------
                                               146,884,111         2,008,428,200       247,922,893         2,971,371,884
Shares repurchased......................      (153,681,853)       (2,115,903,158)     (257,136,969)       (3,090,222,730)
                                          ----------------  --------------------  ----------------  --------------------
Net decrease............................        (6,797,742) $       (107,474,958)       (9,214,076) $       (118,850,846)
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------


                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
CLASS B                                        SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................        25,162,463  $        340,605,118        15,643,994  $        188,596,754
Shares issued in connection with
  reinvestment of distributions.........             4,768                66,175            53,171               663,732
                                          ----------------  --------------------  ----------------  --------------------
                                                25,167,231           340,671,293        15,697,165           189,260,486
Shares repurchased......................       (26,243,592)         (357,657,223)      (15,609,973)         (188,238,304)
                                          ----------------  --------------------  ----------------  --------------------
Net increase (decrease).................        (1,076,361) $        (16,985,930)           87,192  $          1,022,182
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------

                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
ADVISOR CLASS                                  SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................         4,798,844  $         66,064,822         5,230,224  $         63,929,457
Shares issued in connection with
  reinvestment of distributions.........                77                 1,094             2,336                29,544
                                          ----------------  --------------------  ----------------  --------------------
                                                 4,798,921            66,065,916         5,232,560            63,959,001
Shares repurchased......................        (4,683,709)          (64,978,245)       (5,189,081)          (63,817,768)
                                          ----------------  --------------------  ----------------  --------------------
Net increase............................           115,212  $          1,087,671            43,479  $            141,233
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $206,488 under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended December 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.2362 per share (representing an approximate total of $8,046,337). The total amount of taxes paid by the Fund to such countries was approximately $.0432 per share (representing an approximate total of $1,472,615).

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (32.3%)
  UBS AG - Registered-/- ....................................   SWTZ           16,213   $  6,033,399         3.1
    BANKS-MONEY CENTER
  Nordbanken Holding AB .....................................   SWDN          640,020      4,697,468         2.4
    BANKS-REGIONAL
  Australia & New Zealand Banking Group Ltd. ................   AUSL          625,600      4,327,073         2.2
    BANKS-REGIONAL
  Abbey National PLC ........................................   UK            235,000      4,178,911         2.1
    BANKS-SUPER REGIONAL
  Royal & Sun Alliance Insurance Group PLC ..................   UK            387,000      4,003,114         2.1
    INSURANCE - MULTI-LINE
  Lloyds TSB Group PLC ......................................   UK            254,400      3,561,770         1.8
    BANKS-REGIONAL
  ForeningsSparbanken AB ....................................   SWDN          116,030      3,493,783         1.8
    BANKS-REGIONAL
  ING Groep N.V. ............................................   NETH           51,236      3,357,259         1.7
    BANKS-MONEY CENTER
  Axa - UAP .................................................   FR             28,350      3,188,976         1.6
    INSURANCE - MULTI-LINE
  Schroders PLC .............................................   UK            114,000      2,942,795         1.5
    BANKS-MONEY CENTER
  Zurich Versicherungsgesellschaft ..........................   SWTZ            4,439      2,835,149         1.5
    INSURANCE - MULTI-LINE
  National Westminster Bank PLC .............................   UK            136,000      2,432,059         1.2
    BANKS-MONEY CENTER
  M & G Group PLC ...........................................   UK             83,500      2,255,155         1.2
    INVESTMENT MANAGEMENT
  Royal Bank of Canada ......................................   CAN            34,200      2,056,601         1.1
    BANKS-REGIONAL
  CGU PLC ...................................................   UK            110,000      2,053,431         1.1
    INSURANCE - MULTI-LINE
  Banque Nationale de Paris .................................   FR             24,379      1,992,196         1.0
    BANKS-MONEY CENTER
  HSBC Holdings PLC .........................................   HK             79,520      1,945,020         1.0
    BANKS-MONEY CENTER
  Safra Republic Holdings S.A.{\/} ..........................   LUX            24,400      1,830,000         0.9
    OTHER FINANCIAL
  State Bank of India Ltd. - Reg. S GDR-/- {c} {\/} .........   IND           144,410      1,704,038         0.9
    BANKS-REGIONAL
  BPI-SGPS S.A. .............................................   PORT           44,210      1,427,914         0.7
    BANKS-MONEY CENTER
  Nichiei Co., Ltd. .........................................   JPN            18,000      1,228,900         0.6
    OTHER FINANCIAL
  United Overseas Bank Ltd. - Foreign .......................   SING          222,300        691,190         0.4
    BANKS-MONEY CENTER
  Kokusai Securities Co., Ltd. ..............................   JPN            41,000        406,234         0.2
    SECURITIES BROKER
  Kookmin Bank-/- ...........................................   KOR            99,604        370,789         0.2
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          63,013,224
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (22.9%)
  Telecom Italia SpA ........................................   ITLY          708,900   $  5,183,248         2.7
    TELEPHONE NETWORKS
  Orange PLC-/- .............................................   UK            468,000      4,962,097         2.6
    WIRELESS COMMUNICATIONS
  EMI Group PLC .............................................   UK            540,000      4,724,662         2.4
    LEISURE & TOURISM
  Vodafone Group PLC ........................................   UK            366,500      4,653,920         2.4
    WIRELESS COMMUNICATIONS
  Telecom Corporation of New Zealand Ltd.: ..................   NZ                 --             --         2.0
    TELEPHONE NETWORKS
    Common ..................................................   --            891,300      3,679,954          --
    Installment Receipts ....................................   --             52,600        112,415          --
  Woolworths Ltd. ...........................................   AUSL        1,029,000      3,354,185         1.7
    RETAILERS-OTHER
  EMAP PLC ..................................................   UK            154,000      3,116,514         1.6
    BROADCASTING & PUBLISHING
  Reuters Group PLC .........................................   UK            272,000      3,111,037         1.6
    BROADCASTING & PUBLISHING
  Great Universal Stores PLC ................................   UK            182,000      2,400,735         1.2
    RETAILERS-OTHER
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           21,400      2,336,613         1.2
    TELEPHONE NETWORKS
  Telecel - Comunicacaoes Pessoais S.A. .....................   PORT           11,746      2,087,499         1.1
    WIRELESS COMMUNICATIONS
  Koninklijke Ahold N.V. ....................................   NETH           59,119      1,899,090         1.0
    RETAILERS-FOOD
  Ezaki Glico Co., Ltd. .....................................   JPN           270,000      1,536,776         0.8
    RETAILERS-FOOD
  Telstra Corp. Ltd. - Installment Receipts .................   AUSL          437,200      1,123,810         0.6
    TELEPHONE NETWORKS
  Vendex International N.V. .................................   NETH               62          2,333          --
    RETAILERS-OTHER
  Fast Retailing Co., Ltd. ..................................   JPN                44            414          --
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          44,285,302
                                                                                        ------------
Consumer Non-Durables (10.8%)
  Nestle S.A. - Registered ..................................   SWTZ            1,881      4,028,587         2.1
    FOOD
  Diageo PLC ................................................   UK            278,000      3,295,709         1.7
    BEVERAGES - ALCOHOLIC
  Gucci Group - NY Registered Shares{\/} ....................   NETH           47,900      2,538,700         1.3
    TEXTILES & APPAREL
  Foster's Brewing Group Ltd. ...............................   AUSL          970,600      2,290,004         1.2
    BEVERAGES - ALCOHOLIC
  Asahi Breweries Ltd. ......................................   JPN           180,000      2,278,151         1.2
    BEVERAGES - ALCOHOLIC
  Benckiser N.V. "B"-/- .....................................   NETH           35,800      2,203,158         1.1
    HOUSEHOLD PRODUCTS
  United Biscuits (Holdings) PLC ............................   UK            509,000      2,039,740         1.0
    FOOD

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (Continued)
  Amway Japan Ltd. ..........................................   JPN           125,000   $  1,328,922         0.7
    HOUSEHOLD PRODUCTS
  South African Breweries Ltd. ..............................   SAFR           44,200        910,878         0.5
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          20,913,849
                                                                                        ------------
Energy (9.8%)
  Viag AG ...................................................   GER             5,792      3,989,388         2.1
    ELECTRICAL & GAS UTILITIES
  Petroleum Geo-Services ASA-/- .............................   NOR           100,600      3,139,030         1.6
    ENERGY EQUIPMENT & SERVICES
  Shell Transport & Trading Co., PLC ........................   UK            412,000      2,903,056         1.5
    OIL
  Petroleo Brasileiro S.A. (Petrobras) - ADR{\/} ............   BRZL          147,900      2,736,150         1.4
    GAS PRODUCTION & DISTRIBUTION
  Burmah Castrol PLC ........................................   UK            130,000      2,322,591         1.2
    OIL
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY          315,300      2,055,610         1.1
    OIL
  Coflexip - ADR{\/} ........................................   FR             30,260      1,849,643         0.9
    OIL
                                                                                        ------------
                                                                                          18,995,468
                                                                                        ------------
Health Care (8.9%)
  Roche Holding AG ..........................................   SWTZ              409      4,019,567         2.1
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK            535,095      3,987,079         2.1
    PHARMACEUTICALS
  Novartis AG ...............................................   SWTZ            1,945      3,239,100         1.7
    PHARMACEUTICALS
  Astra AB "A" ..............................................   SWDN           97,313      1,990,091         1.0
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN            70,000      1,868,084         1.0
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR-/- {c} {\/} ................   HGRY           23,400      1,866,150         1.0
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          16,970,071
                                                                                        ------------
Capital Goods (4.6%)
  Nokia Oyj "A" .............................................   FIN            52,600      3,889,325         2.0
    TELECOM EQUIPMENT
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             14,440      2,940,455         1.5
    TELECOM EQUIPMENT
  Canon, Inc. ...............................................   JPN            90,000      2,050,336         1.1
    OFFICE EQUIPMENT
                                                                                        ------------
                                                                                           8,880,116
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (3.6%)
  Volvo AB "B" ..............................................   SWDN          106,320   $  3,168,057         1.6
    AUTOMOBILES
  Mabuchi Motor Co., Ltd. ...................................   JPN            31,000      1,972,951         1.0
    AUTOMOBILES
  Futuris Corp., Ltd. .......................................   AUSL        2,226,000      1,962,573         1.0
    AUTO PARTS
                                                                                        ------------
                                                                                           7,103,581
                                                                                        ------------
Technology (1.6%)
  Baan Company N.V.-/- {\/} .................................   NETH           42,920      1,534,390         0.8
    SOFTWARE
  Matsushita-Kotobuki Electronics Ltd. ......................   JPN            60,000      1,501,410         0.8
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           3,035,800
                                                                                        ------------
Materials/Basic Industry (1.3%)
  Akzo Nobel N.V. ...........................................   NETH           11,570      2,573,767         1.3
                                                                                        ------------
    CHEMICALS
Multi-Industry/Miscellaneous (0.6%)
  Shanghai Industrial Holdings Ltd. .........................   HK            486,000      1,144,821         0.6
    MULTI-INDUSTRY
  Vedior ....................................................   NETH               61          1,731          --
    MISCELLANEOUS
                                                                                        ------------
                                                                                           1,146,552
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $161,426,444) ................                            186,917,730        96.4
                                                                                        ------------       -----
                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co.,
   due July 1, 1998, for an effective yield of 5.70%,
   collateralized by $10,640,000 U.S. Treasury Bills, 5.75%
   due 12/31/98 (market value of collateral is $10,653,300,
   including accrued interest) (cost $10,444,000)  ..........                             10,444,000         5.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $171,870,444)  * ....................                            197,361,730       101.8
Other Assets and Liabilities ................................                             (3,584,545)       (1.8)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $193,777,185       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {c}  Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          *  For Federal income tax purposes, cost is $172,933,198 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  35,868,141
                 Unrealized depreciation:           (11,439,609)
                                                  -------------
                 Net unrealized appreciation:     $  24,428,532
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at June 30, 1998, was concentrated in the following countries:

                                        PERCENTAGE OF NET ASSETS {D}
                                        ----------------------------
                                                        SHORT-TERM
                                                          &
COUNTRY (COUNTRY CODE/CURRENCY CODE)       EQUITY       OTHER  TOTAL
--------------------------------------  -------------   -----  -----
Australia (AUSL/AUD) .................       6.7                 6.7
Brazil (BRZL/BRL) ....................       2.6                 2.6
Canada (CAN/CAD) .....................       1.1                 1.1
Finland (FIN/FIM) ....................       2.0                 2.0
France (FR/FRF) ......................       5.0                 5.0
Germany (GER/DEM) ....................       2.1                 2.1
Hong Kong (HK/HKD) ...................       1.6                 1.6
Hungary (HGRY/HUF) ...................       1.0                 1.0
India (IND/INR) ......................       0.9                 0.9
Italy (ITLY/ITL) .....................       3.8                 3.8
Japan (JPN/JPY) ......................       7.4                 7.4
Korea (KOR/KRW) ......................       0.2                 0.2
Luxembourg (LUX/LUF) .................       0.9                 0.9
Netherlands (NETH/NLG) ...............       7.2                 7.2
New Zealand (NZ/NZD) .................       2.0                 2.0
Norway (NOR/NOK) .....................       1.6                 1.6
Portugal (PORT/PTE) ..................       1.8                 1.8
Singapore (SING/SGD) .................       0.4                 0.4
South Africa (SAFR/ZAR) ..............       0.5                 0.5
Sweden (SWDN/SEK) ....................       6.8                 6.8
Switzerland (SWTZ/CHF) ...............      10.5                10.5
United Kingdom (UK/GBP) ..............      30.3                30.3
United States (US/USD) ...............                  3.6      3.6
                                           -----        -----  -----
Total  ...............................      96.4        3.6    100.0
                                           -----        -----  -----
                                           -----        -----  -----

--------------

{d}  Percentages indicated are based on net assets of $193,777,185.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                           JUNE 30, 1998 (UNAUDITED)

                                           MARKET VALUE     CONTRACT    DELIVERY   UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    APPRECIATION
----------------------------------------  --------------   -----------  --------  ------------
British Pounds..........................     5,170,795         0.59400   7/20/98   $  48,055
British Pounds..........................     4,771,542         0.60196   10/2/98      46,083
Deutsche Marks..........................     2,198,262         1.74900   8/26/98      60,171
French Francs...........................     5,057,106         5.94360    8/6/98      74,464
Japanese Yen............................     3,616,113       133.29000    7/7/98     135,106
Japanese Yen............................       727,347       130.50000    8/6/98      38,937
Japanese Yen............................     7,279,847       131.10000   8/12/98     347,918
Swiss Francs............................     5,655,612         1.47700   9/21/98      96,571
                                          --------------                          ------------
  Total Contracts to Sell (Receivable
   amount $35,323,929)..................    34,476,624                               847,305
                                          --------------                          ------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 17.79%.
Total Open Forward Foreign Currency Contracts...................................   $ 847,305
                                                                                  ------------
                                                                                  ------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $171,870,444) (Note 1).......................  $197,361,730
  U.S. currency.................................................................  $    42
  Foreign currencies (cost $43,627).............................................   43,621        43,663
                                                                                  -------
  Receivable for open forward foreign currency contracts (Note 1)........................       847,305
  Dividends and dividend withholding tax reclaims receivable.............................       611,952
  Receivable for Fund shares sold........................................................        44,949
  Interest receivable....................................................................         1,654
                                                                                           ------------
    Total assets.........................................................................   198,911,253
                                                                                           ------------
Liabilities:
  Payable for Fund shares repurchased....................................................     4,495,643
  Payable for securities purchased.......................................................       167,496
  Payable for investment management and administration fees (Note 2).....................       157,585
  Payable for transfer agent fees (Note 2)...............................................        87,461
  Payable for service and distribution expenses (Note 2).................................        84,627
  Payable for printing and postage expenses..............................................        61,636
  Payable for custodian fees.............................................................        29,469
  Payable for professional fees..........................................................        25,276
  Payable for Trustees' fees and expenses (Note 2).......................................         3,505
  Payable for registration and filing fees...............................................         3,270
  Payable for fund accounting fees (Note 2)..............................................         2,807
  Other accrued expenses.................................................................        15,293
                                                                                           ------------
    Total liabilities....................................................................     5,134,068
                                                                                           ------------
Net assets...............................................................................  $193,777,185
                                                                                           ------------
                                                                                           ------------
Class A:
Net asset value and redemption price per share ($143,957,678 DIVIDED BY 16,887,447 shares
 outstanding)............................................................................  $       8.52
                                                                                           ------------
                                                                                           ------------
Maximum offering price per share (100/94.5 of $8.52) *...................................  $       9.02
                                                                                           ------------
                                                                                           ------------
Class B:+
Net asset value and offering price per share ($49,567,348 DIVIDED BY 6,072,995 shares
 outstanding)............................................................................  $       8.16
                                                                                           ------------
                                                                                           ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($252,159
 DIVIDED BY 29,471 shares outstanding)...................................................  $       8.56
                                                                                           ------------
                                                                                           ------------
Net assets consist of:
  Paid in capital (Note 4)...............................................................  $147,699,757
  Undistributed net investment income....................................................       736,445
  Accumulated net realized gain on investments and foreign currency transactions.........    19,005,373
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies............................................................................       844,324
  Net unrealized appreciation of investments.............................................    25,491,286
                                                                                           ------------
Total -- representing net assets applicable to capital shares outstanding................  $193,777,185
                                                                                           ------------
                                                                                           ------------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $288,274)...............................  $ 2,361,211
  Interest income............................................................................      322,812
  Securities lending income..................................................................      171,562
                                                                                               -----------
    Total investment income..................................................................    2,855,585
                                                                                               -----------
Expenses:
  Investment management and administration fees (Note 2).....................................      996,492
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $   261,811
    Class B.....................................................................      270,170      531,981
                                                                                  -----------
  Transfer agent fees (Note 2)...............................................................      325,600
  Custodian fees.............................................................................       81,050
  Professional Fees..........................................................................       55,029
  Registration and filing fees...............................................................       51,200
  Printing and postage expenses..............................................................       42,250
  Fund accounting fees (Note 2)..............................................................       27,640
  Trustees' fees and expenses (Note 2).......................................................        6,516
  Other expenses (Note 1)....................................................................        8,219
                                                                                               -----------
    Total expenses before reductions.........................................................    2,125,977
                                                                                               -----------
      Expense reductions (Note 5)............................................................       (6,837)
                                                                                               -----------
    Total net expenses.......................................................................    2,119,140
                                                                                               -----------
Net investment income........................................................................      736,445
                                                                                               -----------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments..............................................   13,546,039
  Net realized gain on foreign currency transactions............................    2,112,549
                                                                                  -----------
    Net realized gain during the period......................................................   15,658,588
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies........................................................     (710,893)
  Net change in unrealized appreciation of investments..........................    8,535,197
                                                                                  -----------
    Net unrealized appreciation during the period............................................    7,824,304
                                                                                               -----------
Net realized and unrealized gain on investments and foreign currencies.......................   23,482,892
                                                                                               -----------
Net increase in net assets resulting from operations.........................................  $24,219,337
                                                                                               -----------
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995        1994      1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $    7.67    $    8.92   $    9.08   $    9.17   $   11.02   $    8.21
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         0.04         0.03       (0.01)       0.03       (0.04)       0.03
  Net realized and unrealized gain
   (loss) on investments................         0.81         0.69        0.84        0.32       (0.82)       2.78
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         0.85         0.72        0.83        0.35       (0.86)       2.81
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --        (0.03)         --          --       (0.04)         --
  From net realized gain on
   investments..........................           --        (1.94)      (0.99)      (0.24)      (0.95)         --
  In excess of net realized gain on
   investments..........................           --           --          --       (0.20)         --          --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................           --        (1.97)      (0.99)      (0.44)      (0.99)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $    8.52    $    7.67   $    8.92   $    9.08   $    9.17   $   11.02
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        11.08%(b)      8.51%      9.28%       3.88%      (7.78)%     34.23%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 143,958    $ 148,143   $ 196,601   $ 308,816   $ 430,701   $ 523,397
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.89%(a)      0.35%     (0.14)%      0.24%      (0.04)%       0.3%
  Without expense reductions............         0.88%(a)      0.22%     (0.25)%      0.16%      (0.09)%       N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.90%(a)      1.69%      1.80%       1.70%       1.70%       1.80%
  Without expense reductions............         1.91%(a)      1.82%      1.91%       1.78%       1.75%        N/A
Portfolio turnover rate++++.............           51%(a)        72%        74%         75%         96%         90%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            JUNE 30,                YEAR ENDED DECEMBER 31,                   TO
                                              1998       ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995        1994       1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    7.36    $    8.68   $    8.91   $    9.07   $   10.98     $    8.74
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.01        (0.03)      (0.07)      (0.04)      (0.10)        (0.01)
  Net realized and unrealized gain
   (loss) on investments................         0.79         0.65        0.83        0.32       (0.82)         2.25
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         0.80         0.62        0.76        0.28       (0.92)         2.24
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --           --          --          --       (0.04)           --
  From net realized gain on
   investments..........................           --        (1.94)      (0.99)      (0.24)      (0.95)           --
  In excess of net realized gain on
   investments..........................           --           --          --       (0.20)         --            --
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Total distributions.................           --        (1.94)      (0.99)      (0.44)      (0.99)           --
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $    8.16    $    7.36   $    8.68   $    8.91   $    9.07     $   10.98
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............        10.72%(b)      7.71%      8.67%       3.15%      (8.36)%       25.63%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  49,567    $  56,023   $  64,102   $  69,654   $  71,794     $  30,745
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.24%(a)     (0.30)%     (0.79)%     (0.41)%     (0.69)%        (0.4)%(a)
  Without expense reductions............         0.23%(a)     (0.43)%     (0.90)%     (0.49)%     (0.74)%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         2.55%(a)      2.34%      2.45%       2.35%       2.35%          2.4%(a)
  Without expense reductions............         2.56%(a)      2.47%      2.56%       2.43%       2.40%          N/A
Portfolio turnover rate++++.............           51%(a)        72%        74%         75%         96%           90%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             ADVISOR CLASS+++
                                          -------------------------------------------------------
                                            SIX MONTHS
                                              ENDED       YEAR ENDED DECEMBER 31,   JUNE 1, 1995
                                             JUNE 30,                                    TO
                                               1998       ------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)     1996 (D)        1995
                                          --------------  -----------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    7.72      $    9.01    $    9.11     $    8.49
                                          --------------  -----------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.05           0.07         0.02          0.03
  Net realized and unrealized gain
   (loss) on investments................         0.79           0.65         0.87          1.03
                                          --------------  -----------  -----------  -------------
    Net increase (decrease) from
     investment operations..............         0.84           0.72         0.89          1.06
                                          --------------  -----------  -----------  -------------
Distributions to shareholders:
  From net investment income............           --          (0.07)          --            --
  From net realized gain on
   investments..........................           --          (1.94)       (0.99)        (0.24)
  In excess of net realized gain on
   investments..........................           --             --           --         (0.20)
                                          --------------  -----------  -----------  -------------
    Total distributions.................           --          (2.01)       (0.99)        (0.44)
                                          --------------  -----------  -----------  -------------
Net asset value, end of period..........    $    8.56      $    7.72    $    9.01     $    9.11
                                          --------------  -----------  -----------  -------------
                                          --------------  -----------  -----------  -------------

Total investment return (c).............        10.75 %(b)       8.53%       9.79%        12.56%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     252      $     284    $     461     $     381
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         1.24 %(a)       0.70%       0.21%         0.59%(a)
  Without expense reductions............         1.23 %(a)       0.57%       0.10%         0.51%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.55 %(a)       1.34%       1.45%         1.35%(a)
  Without expense reductions............         1.56 %(a)       1.47%       1.56%         1.43%(a)
Portfolio turnover rate++++.............           51 %(a)         72%         74%           75%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED
                                                                                   JUNE 30, 1998        YEAR ENDED
                                                                                    (UNAUDITED)      DECEMBER 31, 1997
                                                                                  ----------------   -----------------
Decrease in net assets
Operations:
  Net investment income.........................................................   $     736,445       $     427,766
  Net realized gain on investments and foreign currency transactions............      15,658,588          38,105,893
  Net change in unrealized appreciation (depreciation) on translation of assets
   and liabilities in foreign currencies........................................        (710,893)            286,534
  Net change in unrealized appreciation (depreciation) of investments...........       8,535,197         (14,668,685)
                                                                                  ----------------   -----------------
    Net increase in net assets resulting from operations........................      24,219,337          24,151,508
                                                                                  ----------------   -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income....................................................              --            (425,877)
  From net realized gain on investments.........................................              --         (29,789,043)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.........................................              --         (10,955,953)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income....................................................              --              (1,888)
  From net realized gain on investments.........................................              --             (56,864)
                                                                                  ----------------   -----------------
    Total distributions.........................................................              --         (41,229,625)
                                                                                  ----------------   -----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..............................     479,246,906         663,662,225
  Decrease from capital shares repurchased......................................    (514,139,082)       (703,298,069)
                                                                                  ----------------   -----------------
    Net decrease from capital share transactions................................     (34,892,176)        (39,635,844)
                                                                                  ----------------   -----------------
Total decrease in net assets....................................................     (10,672,839)        (56,713,961)
Net assets:
  Beginning of period...........................................................     204,450,024         261,163,985
                                                                                  ----------------   -----------------
  End of period *...............................................................   $ 193,777,185       $ 204,450,024
                                                                                  ----------------   -----------------
                                                                                  ----------------   -----------------
 * Includes undistributed net investment income of..............................   $     736,445       $          --
                                                                                  ----------------   -----------------
                                                                                  ----------------   -----------------

    The accompanying notes are an integral part of the financial statements.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                         NOTES TO FINANCIAL STATEMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM International Growth Fund (the "Fund" formerly, GT Global International Growth Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series ). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of approximately $21,489,285 were on loan to brokers. The loans were secured by cash collateral of $22,551,564, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $171,562.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restrictions securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $1,201,545 with a weighted average interest rate of 6.26%. Interest expense for the period ended June 30, 1998 was $2,297, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales were made. For the period ended June 30, 1998, AIM Distributors and GT Global retained $2,985 and $2,625, respectively, of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. No CDSC's were collected for the period ended June 30, 1998. AIM Distributors also

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $12,093 and $118,618, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Fund. Under the Class A Plan, the Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $48,153,983 and $72,265,377, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 1998               YEAR ENDED
                                                                        (UNAUDITED)             DECEMBER 31, 1997
                                                                 -------------------------  -------------------------
CLASS A                                                            SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................   40,426,588  $335,523,591   40,276,923  $372,306,238
Shares issued in connection with reinvestment of
  distributions................................................           --            --    3,306,465    24,897,200
                                                                 -----------  ------------  -----------  ------------
                                                                  40,426,588   335,523,591   43,583,388   397,203,438
Shares repurchased.............................................  (42,859,903) (357,980,924) (46,298,211) (433,072,839)
                                                                 -----------  ------------  -----------  ------------
Net decrease...................................................   (2,433,315) $(22,457,333)  (2,714,823) $(35,869,401)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

CLASS B
---------------------------------------------------------------
Shares sold....................................................   15,955,626  $125,312,223   25,433,444  $233,714,318
Shares issued in connection with reinvestment of
  distributions................................................           --            --    1,311,193     9,480,349
                                                                 -----------  ------------  -----------  ------------
                                                                  15,955,626   125,312,223   26,744,637   243,194,667
Shares repurchased.............................................  (17,489,434) (137,511,761) (26,525,397) (246,915,890)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................   (1,533,808) $(12,199,538)     219,240  $ (3,721,223)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------
ADVISOR CLASS
---------------------------------------------------------------
Shares sold....................................................    2,272,018  $ 18,411,092    2,419,305  $ 23,205,242
Shares issued in connection with reinvestment of
  distributions................................................           --            --        7,757        58,878
                                                                 -----------  ------------  -----------  ------------
                                                                   2,272,018    18,411,092    2,427,062    23,264,120
Shares repurchased.............................................   (2,279,344)  (18,646,397)  (2,441,431)  (23,309,340)
                                                                 -----------  ------------  -----------  ------------
Net decrease...................................................       (7,326) $   (235,305)     (14,369) $    (45,220)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period ended June 30, 1998, the Fund's expenses were reduced by $6,837 under these arrangements.

                       GT GLOBAL INTERNATIONAL GROWTH FUND

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global International Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global International Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (26.7%)
  HSBC Holdings PLC .........................................   HK            180,100   $  4,439,453         2.2
    BANKS-MONEY CENTER
  Nordbanken Holding AB-/- ..................................   SWDN          772,120      4,367,701         2.1
    OTHER FINANCIAL
  Australia & New Zealand Banking Group Ltd. ................   AUSL          625,600      4,132,897         2.0
    BANKS-REGIONAL
  Royal & Sun Alliance Insurance Group PLC ..................   UK            405,000      4,076,601         2.0
    INSURANCE - MULTI-LINE
  M & G Group PLC ...........................................   UK            175,000      4,044,540         2.0
    INVESTMENT MANAGEMENT
  ForeningsSparbanken AB ....................................   SWDN          145,230      3,302,595         1.6
    BANKS-REGIONAL
  Abbey National PLC ........................................   UK            182,400      3,267,626         1.6
    BANKS-SUPER REGIONAL
  ING Groep N.V. ............................................   NETH           76,097      3,205,744         1.6
    OTHER FINANCIAL
  National Westminster Bank PLC .............................   UK            162,000      2,692,020         1.3
    BANKS-MONEY CENTER
  Lloyds TSB Group PLC ......................................   UK            196,000      2,532,874         1.2
    BANKS-REGIONAL
  Unidanmark AS "A" .........................................   DEN            34,300      2,518,341         1.2
    BANKS-REGIONAL
  Axa - UAP .................................................   FR             32,050      2,479,968         1.2
    INSURANCE - MULTI-LINE
  Nichiei Co., Ltd. .........................................   JPN            22,800      2,428,506         1.2
    OTHER FINANCIAL
  Schroders PLC .............................................   UK             76,000      2,387,323         1.2
    BANKS-MONEY CENTER
  State Bank of India Ltd. - GDR{\/} ........................   IND           125,000      2,234,375         1.1
    BANKS-REGIONAL
  Schweizerischer Bankverein (Swiss Bank Corp.) .............   SWTZ            6,554      2,037,187         1.0
    BANKS-MONEY CENTER
  Banque Nationale de Paris .................................   FR             35,379      1,880,492         0.9
    BANKS-MONEY CENTER
  United Overseas Bank Ltd. - Foreign .......................   SING          222,300      1,235,000         0.6
    BANKS-MONEY CENTER
  PSIL Bangkok Bank Co., Ltd. (Entitlement Certificates){\/}
   {=} ......................................................   THAI          320,000        588,800         0.3
    OTHER FINANCIAL
  Kookmin Bank ..............................................   KOR            84,910        448,345         0.2
    BANKS-MONEY CENTER
  Union Bank of Switzerland - Bearer ........................   SWTZ              275        397,645         0.2
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          54,698,033
                                                                                        ------------
Services (20.0%)
  EMI Group PLC .............................................   UK            578,000      4,821,412         2.4
    LEISURE & TOURISM
  Woolworths Ltd. ...........................................   AUSL        1,279,000      4,274,721         2.1
    RETAILERS-OTHER

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Telecom Italia SpA ........................................   ITLY          609,900   $  3,903,636         1.9
    TELEPHONE NETWORKS
  Telecom Corporation of New Zealand Ltd. ...................   NZ            725,500      3,515,509         1.7
    TELEPHONE NETWORKS
  Reuters Holdings PLC ......................................   UK            305,000      3,330,460         1.6
    BROADCASTING & PUBLISHING
  Koninklijke Ahold N.V. ....................................   NETH          117,919      3,077,109         1.5
    RETAILERS-FOOD
  EMAP PLC ..................................................   UK            180,000      2,682,266         1.3
    BROADCASTING & PUBLISHING
  Great Universal Stores PLC ................................   UK            208,000      2,619,639         1.3
    RETAILERS-OTHER
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           21,400      2,491,763         1.2
    TELEPHONE NETWORKS
  Ezaki Glico Co., Ltd. .....................................   JPN           370,000      2,390,115         1.2
    RETAILERS-FOOD
  Portugal Telecom S.A. - Registered ........................   PORT           46,400      2,153,565         1.0
    TELEPHONE NETWORKS
  Telecel - Comunicacaoes Pessoais S.A.-/- ..................   PORT           17,619      1,877,764         0.9
    WIRELESS COMMUNICATIONS
  Vendex International N.V. .................................   NETH           31,755      1,752,853         0.9
    RETAILERS-OTHER
  Vodafone Group PLC ........................................   UK            165,928      1,196,098         0.6
    WIRELESS COMMUNICATIONS
  Telstra Corp. Ltd.-/- .....................................   AUSL          437,200        922,880         0.4
    TELEPHONE NETWORKS
  Fast Retailing Co., Ltd. ..................................   JPN                44            705          --
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          41,010,495
                                                                                        ------------
Energy (10.5%)
  Petroleo Brasileiro S.A. (Petrobras) - ADR{\/} ............   BRZL          197,900      4,724,863         2.3
    GAS PRODUCTION & DISTRIBUTION
  Shell Transport & Trading Co., PLC ........................   UK            478,000      3,453,530         1.7
    OIL
  Viag AG ...................................................   GER             5,792      3,120,627         1.5
    ELECTRICAL & GAS UTILITIES
  Total S.A. "B" ............................................   FR             28,580      3,110,393         1.5
    OIL
  Petroleum Geo-Services ASA-/- .............................   NOR            47,990      3,022,967         1.5
    ENERGY EQUIPMENT & SERVICES
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY          355,200      2,029,542         1.0
    OIL
  Coflexip - ADR{\/} ........................................   FR             35,230      1,955,265         1.0
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          21,417,187
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (8.7%)
  Roche Holding AG ..........................................   SWTZ              543   $  5,392,449         2.6
    PHARMACEUTICALS
  Novartis AG ...............................................   SWTZ            1,709      2,773,059         1.4
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ....................   HGRY           23,400      2,688,075         1.3
    PHARMACEUTICALS
  Schering AG ...............................................   GER            26,700      2,575,730         1.3
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN            80,000      2,280,460         1.1
    PHARMACEUTICALS
  Astra AB "A" ..............................................   SWDN          115,313      1,997,573         1.0
    MEDICAL TECHNOLOGY & SUPPLIES
  M.L. Laboratories PLC-/- ..................................   UK             21,368         28,947          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          17,736,293
                                                                                        ------------
Materials/Basic Industry (7.1%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           829,400      4,060,647         2.0
    PAPER/PACKAGING
  Ciba Specialty Chemicals AG-/- ............................   SWTZ           31,880      3,797,837         1.9
    CHEMICALS
  Akzo Nobel N.V. ...........................................   NETH           15,210      2,623,035         1.3
    CHEMICALS
  BOC Group PLC .............................................   UK            136,000      2,235,402         1.1
    CHEMICALS
  CRH PLC ...................................................   UK            138,600      1,604,483         0.8
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          14,321,404
                                                                                        ------------
Consumer Non-Durables (6.0%)
  Asahi Breweries Ltd. ......................................   JPN           210,000      3,057,471         1.5
    BEVERAGES - ALCOHOLIC
  Nestle S.A. - Registered ..................................   SWTZ            1,771      2,654,196         1.3
    FOOD
  Amway Japan Ltd. ..........................................   JPN           125,000      2,394,636         1.2
    HOUSEHOLD PRODUCTS
  Diageo PLC ................................................   UK            235,000      2,158,990         1.0
    BEVERAGES - ALCOHOLIC
  South African Breweries Ltd. ..............................   SAFR           42,000      1,036,184         0.5
    BEVERAGES - ALCOHOLIC
  Benckiser N.V. "B"-/- .....................................   NETH           24,500      1,013,985         0.5
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                          12,315,462
                                                                                        ------------
Capital Goods (4.9%)
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             31,500      4,003,905         2.0
    TELECOM EQUIPMENT
  Canon, Inc. ...............................................   JPN           120,000      2,795,402         1.4
    OFFICE EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (Continued)
  Nokia AB "A" ..............................................   FIN            28,300   $  1,979,602         1.0
    TELECOM EQUIPMENT
  Kurita Water Industries Ltd. ..............................   JPN            95,000        968,199         0.5
    ENVIRONMENTAL
                                                                                        ------------
                                                                                           9,747,108
                                                                                        ------------
Multi-Industry/Miscellaneous (3.3%)
  BBA Group PLC .............................................   UK            395,000      2,646,305         1.3
    MULTI-INDUSTRY
  Shanghai Industrial Holdings Ltd. .........................   HK            686,000      2,549,758         1.2
    MULTI-INDUSTRY
  Hutchison Whampoa .........................................   HK            279,000      1,749,939         0.8
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                           6,946,002
                                                                                        ------------
Technology (3.3%)
  Cap Gemini N.V. ...........................................   NETH           69,120      2,356,054         1.1
    COMPUTERS & PERIPHERALS
  Matsushita-Kotobuki Electronics Ltd. ......................   JPN            88,000      2,211,801         1.1
    COMPUTERS & PERIPHERALS
  Baan Company N.V.-/- {\/} .................................   NETH           65,360      2,156,880         1.0
    SOFTWARE
  Koei Co., Ltd. ............................................   JPN            43,300        205,716         0.1
    SOFTWARE
                                                                                        ------------
                                                                                           6,930,451
                                                                                        ------------
Consumer Durables (1.9%)
  Futuris Corp., Ltd. .......................................   AUSL        2,226,000      2,436,432         1.2
    AUTO PARTS
  Cheung Kong (Holdings) Ltd. ...............................   HK            212,000      1,388,527         0.7
    HOUSING
                                                                                        ------------
                                                                                           3,824,959
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $171,991,305) ................                            188,947,394        92.4
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $20,795,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $20,814,506,
   including accrued interest).
   (cost $20,403,000)  ......................................                           $ 20,403,000        10.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $192,394,305)  * ....................                            209,350,394       102.4
Other Assets and Liabilities ................................                             (4,900,370)       (2.4)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $204,450,024       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {=} Each share of Entitlement Certificates represents one local share of PSIL Bangkok Bank Co., Ltd.
          * For Federal income tax purposes, cost is $193,457,059 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  27,995,828
                 Unrealized depreciation:           (12,102,493)
                                                  -------------
                 Net unrealized appreciation:     $  15,893,335
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1997, was concentrated in the following countries:

                                           PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER        TOTAL
--------------------------------------  ------   -------------   ----------
Australia (AUSL/AUD) .................    5.7                           5.7
Brazil (BRZL/BRL) ....................    3.5                           3.5
Denmark (DEN/DKK) ....................    1.2                           1.2
Finland (FIN/FIM) ....................    1.0                           1.0
France (FR/FRF) ......................    6.6                           6.6
Germany (GER/DEM) ....................    2.8                           2.8
Hong Kong (HK/HKD) ...................    4.9                           4.9
Hungary (HGRY/HUF) ...................    1.3                           1.3
India (IND/INR) ......................    1.1                           1.1
Italy (ITLY/ITL) .....................    2.9                           2.9
Japan (JPN/JPY) ......................    9.3                           9.3
Korea (KOR/KRW) ......................    0.2                           0.2
Mexico (MEX/MXN) .....................    2.0                           2.0
Netherlands (NETH/NLG) ...............    7.9                           7.9
New Zealand (NZ/NZD) .................    1.7                           1.7
Norway (NOR/NOK) .....................    1.5                           1.5
Portugal (PORT/PTE) ..................    1.9                           1.9
Singapore (SING/SGD) .................    0.6                           0.6
South Africa (SAFR/ZAR) ..............    0.5                           0.5
Sweden (SWDN/SEK) ....................    4.7                           4.7
Switzerland (SWTZ/CHF) ...............    8.4                           8.4
Thailand (THAI/THB) ..................    0.3                           0.3
United Kingdom (UK/GBP) ..............   22.4                          22.4
United States (US/USD) ...............                7.6               7.6
                                        ------        ---        ----------
Total  ...............................   92.4         7.6             100.0
                                        ------        ---        ----------
                                        ------        ---        ----------

--------------

{d}  Percentages indicated are based on net assets of $204,450,024.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     3,904,418         1.72492   2/23/98   $   153,742
French Francs...........................     5,079,036         5.72800    2/6/98       245,685
French Francs...........................     1,998,309         5.77490    2/6/98        79,649
Japanese Yen............................     4,528,736       120.70000    1/7/98       367,702
Japanese Yen............................       770,321       118.82300    2/4/98        71,267
Japanese Yen............................     8,992,174       122.40000   2/12/98       533,970
Swiss Francs............................     5,872,843         1.42180   3/19/98       105,494
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $32,703,346)..................    31,145,837                               1,557,509
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 15.23%.
Total Open Forward Foreign Currency Contracts...................................   $ 1,557,509
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $171,991,305) (Note 1)..........................  $188,947,394
  Repurchase agreement, at value and cost...................................................   20,403,000
  U.S. currency..................................................................  $     518
  Foreign currencies (cost $2,476,057)...........................................  2,469,130    2,469,648
                                                                                   ---------
  Receivable for open forward foreign currency contracts (Note 1)...........................    1,557,509
  Receivable for securities sold............................................................      409,819
  Dividends and dividend withholding tax reclaims receivable................................      280,212
  Receivable for Fund shares sold...........................................................       36,825
  Interest receivable.......................................................................        3,502
                                                                                              -----------
    Total assets............................................................................  214,107,909
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................    8,454,213
  Payable for securities purchased..........................................................      746,544
  Payable for investment management and administration fees (Note 2)........................      164,822
  Payable for service and distribution expenses (Note 2)....................................       88,263
  Payable for printing and postage expenses.................................................       67,943
  Payable for transfer agent fees (Note 2)..................................................       45,803
  Payable for professional fees.............................................................       32,257
  Payable for registration and filing fees..................................................       17,314
  Payable for custodian fees................................................................       16,939
  Payable for Trustees' fees and expenses (Note 2)..........................................        5,340
  Payable for fund accounting fees (Note 2).................................................        2,463
  Other accrued expenses....................................................................       15,984
                                                                                              -----------
    Total liabilities.......................................................................    9,657,885
                                                                                              -----------
Net assets..................................................................................  $204,450,024
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($148,143,474 DIVIDED BY 19,320,762 shares
 outstanding)...............................................................................  $      7.67
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $7.67) *.....................................  $      8.05
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($56,022,575 DIVIDED BY 7,606,803 shares
 outstanding)...............................................................................  $      7.36
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($283,975 DIVIDED
 BY 36,797 shares outstanding)..............................................................  $      7.72
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $182,591,933
  Accumulated net realized gain on investments and foreign currency transactions............    3,346,785
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................    1,555,217
  Net unrealized appreciation of investments................................................   16,956,089
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $204,450,024
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $720,333)..............................  $ 4,147,307
  Interest income...........................................................................      693,646
                                                                                              -----------
    Total investment income.................................................................    4,840,953
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    2,309,873
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   607,400
    Class B....................................................................      625,899    1,233,299
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................      645,736
  Custodian fees............................................................................      199,701
  Professional fees.........................................................................       82,923
  Registration and filing fees..............................................................       78,995
  Fund accounting fees (Note 2).............................................................       59,416
  Printing and postage expenses.............................................................       42,984
  Trustees' fees and expenses (Note 2)......................................................       13,387
  Other expenses (Note 1)...................................................................       44,923
                                                                                              -----------
    Total expenses before reductions........................................................    4,711,237
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (298,050)
                                                                                              -----------
    Total net expenses......................................................................    4,413,187
                                                                                              -----------
Net investment income.......................................................................      427,766
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   32,730,836
  Net realized gain on foreign currency transactions...........................    5,375,057
                                                                                 -----------
    Net realized gain during the year.......................................................   38,105,893
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies...........................................      286,534
  Net change in unrealized appreciation of investments.........................  (14,668,685)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (14,382,151)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   23,723,742
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $24,151,508
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................   $   427,766   $    (860,684)
  Net realized gain on investments and foreign currency transactions.......    38,105,893      37,931,580
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies.......................................       286,534         205,239
  Net change in unrealized depreciation of investments.....................   (14,668,685)     (7,070,173)
                                                                             -------------  -------------
    Net increase in net assets resulting from operations...................    24,151,508      30,205,962
                                                                             -------------  -------------
Class A:
Distributions to shareholders:
  From net investment income...............................................      (425,877)             --
  From net realized gain on investments....................................   (29,789,043)    (20,343,820)
Class B:
Distributions to shareholders:
  From net investment income...............................................            --              --
  From net realized gain on investments....................................   (10,955,953)     (6,672,791)
Advisor Class:
Distributions to shareholders:
  From net investment income...............................................        (1,888)             --
  From net realized gain on investments....................................       (56,864)        (46,941)
                                                                             -------------  -------------
    Total distributions....................................................   (41,229,625)    (27,063,552)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   663,662,225   1,289,311,201
  Decrease from capital shares repurchased.................................  (703,298,069)  (1,410,140,865)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................   (39,635,844)   (120,829,664)
                                                                             -------------  -------------
Total decrease in net assets...............................................   (56,713,961)   (117,687,254)
Net assets:
  Beginning of year........................................................   261,163,985     378,851,239
                                                                             -------------  -------------
  End of year *............................................................   $204,450,024  $ 261,163,985
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................   $        --   $          --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995        1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.92   $    9.08   $    9.17   $   11.02   $    8.21
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.03       (0.01)       0.03       (0.04)       0.03
  Net realized and unrealized gain
   (loss) on investments................       0.69        0.84        0.32       (0.82)       2.78
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.72        0.83        0.35       (0.86)       2.81
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.03)         --          --       (0.04)         --
  From net realized gain on
   investments..........................      (1.94)      (0.99)      (0.24)      (0.95)         --
  In excess of net realized gain on
   investments..........................         --          --       (0.20)         --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.97)      (0.99)      (0.44)      (0.99)         --
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    7.67   $    8.92   $    9.08   $    9.17   $   11.02
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       8.51%       9.28%       3.88%      (7.78)%     34.23%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 148,143   $ 196,601   $ 308,816   $ 430,701   $ 523,397
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.35%      (0.14)%      0.24%      (0.04)%       0.3%
  Without expense reductions............       0.22%      (0.25)%      0.16%      (0.09)%       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.69%       1.80%       1.70%       1.70%       1.80%
  Without expense reductions............       1.82%       1.91%       1.78%       1.75%        N/A
Portfolio turnover rate++++.............         72%         74%         75%         96%         90%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0269   $  0.0267         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)      1995        1994       1993 (D)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.68   $    8.91   $    9.07   $   10.98     $    8.74
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.03)      (0.07)      (0.04)      (0.10)        (0.01)
  Net realized and unrealized gain
   (loss) on investments................       0.65        0.83        0.32       (0.82)         2.25
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       0.62        0.76        0.28       (0.92)         2.24
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.04)           --
  From net realized gain on
   investments..........................      (1.94)      (0.99)      (0.24)      (0.95)           --
  In excess of net realized gain on
   investments..........................         --          --       (0.20)         --            --
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (1.94)      (0.99)      (0.44)      (0.99)           --
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $    7.36   $    8.68   $    8.91   $    9.07     $   10.98
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............       7.71%       8.67%       3.15%      (8.36)%       25.63%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  56,023   $  64,102   $  69,654   $  71,794     $  30,745
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.30)%     (0.79)%     (0.41)%     (0.69)%        (0.4)%(a)
  Without expense reductions............      (0.43)%     (0.90)%     (0.49)%     (0.74)%         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.34%       2.45%       2.35%       2.35%          2.4%(a)
  Without expense reductions............       2.47%       2.56%       2.43%       2.40%          N/A
Portfolio turnover rate++++.............         72%         74%         75%         96%           90%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0269   $  0.0267         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    ADVISOR CLASS+++
                                          -------------------------------------
                                           YEAR ENDED DECEMBER    JUNE 1, 1995
                                                   31,                 TO
                                          ----------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)       1995
                                          ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.01   $    9.11     $    8.49
                                          ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       0.07        0.02          0.03
  Net realized and unrealized gain
   (loss) on investments................       0.65        0.87          1.03
                                          ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       0.72        0.89          1.06
                                          ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............      (0.07)         --            --
  From net realized gain on
   investments..........................      (1.94)      (0.99)        (0.24)
  In excess of net realized gain on
   investments..........................         --          --         (0.20)
                                          ----------  ----------  -------------
    Total distributions.................      (2.01)      (0.99)        (0.44)
                                          ----------  ----------  -------------
Net asset value, end of period..........  $    7.72   $    9.01     $    9.11
                                          ----------  ----------  -------------
                                          ----------  ----------  -------------

Total investment return (c).............       8.53%       9.79%        12.56%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $     284   $     461     $     381
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.70%       0.21%         0.59%(a)
  Without expense reductions............       0.57%       0.10%         0.51%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.34%       1.45%         1.35%(a)
  Without expense reductions............       1.47%       1.56%         1.43%(a)
Portfolio turnover rate++++.............         72%         74%           75%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0269   $  0.0267           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global International Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

                      GT GLOBAL INTERNATIONAL GROWTH FUND

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of approximately $13,985,826 were on loan to brokers. The loans were secured by cash collateral of $14,709,765, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1997, the Fund received securities lending fees of $277,743. Fees received from securities loaned were used to reduce the Fund's custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTION TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate

                      GT GLOBAL INTERNATIONAL GROWTH FUND

fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restrictions securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the year ended December 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $3,563,759 with a weighted average interest rate of 6.32%. Interest expense for the year ended December 31, 1997 was $18,147, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $11,166 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $6,515. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $351,900. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, and 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer

                      GT GLOBAL INTERNATIONAL GROWTH FUND

agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $157,702,649 and $236,135,186, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                      YEAR ENDED                             YEAR ENDED
                                                   DECEMBER 31, 1997                     DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
CLASS A                                       SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................       40,276,923  $      372,306,238       122,327,179  $      1,141,723,541
Shares issued in connection with
  reinvestment of distributions.........        3,306,465          24,897,200         1,912,490            16,848,644
                                          ---------------  ------------------  ----------------  --------------------
                                               43,583,388         397,203,438       124,239,669         1,158,572,185
Shares repurchased......................      (46,298,211)       (433,072,839)     (136,198,803)       (1,274,970,792)
                                          ---------------  ------------------  ----------------  --------------------
Net decrease............................       (2,714,823) $      (35,869,401)      (11,959,134) $       (116,398,607)
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------

                                                      YEAR ENDED                             YEAR ENDED
                                                   DECEMBER 31, 1997                     DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
CLASS B                                       SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................       25,433,444  $      233,714,318        11,345,619  $        103,852,840
Shares issued in connection with
  reinvestment of distributions.........        1,311,193           9,480,349           678,796             5,819,941
                                          ---------------  ------------------  ----------------  --------------------
                                               26,744,637         243,194,667        12,024,415           109,672,781
Shares repurchased......................      (26,525,397)       (246,915,890)      (12,451,843)         (114,133,394)
                                          ---------------  ------------------  ----------------  --------------------
Net increase (decrease).................          219,240  $       (3,721,223)         (427,428) $         (4,460,613)
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------

                                                      YEAR ENDED                             YEAR ENDED
                                                   DECEMBER 31, 1997                     DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................        2,419,305  $       23,205,242         2,233,829  $         21,033,137
Shares issued in connection with
  reinvestment of distributions.........            7,757              58,878             3,723                33,098
                                          ---------------  ------------------  ----------------  --------------------
                                                2,427,062          23,264,120         2,237,552            21,066,235
Shares repurchased......................       (2,441,431)        (23,309,340)       (2,228,201)          (21,036,679)
                                          ---------------  ------------------  ----------------  --------------------
Net increase (decrease).................          (14,369) $          (45,220)            9,351  $             29,556
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $20,307 under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended December 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.2321 per share (representing an approximate total of $4,876,007). The total amount of taxes paid by the Fund to such countries was approximately $.0343 per share (representing an approximate total of $720,333).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $26,594,230 as a capital gain dividend for the fiscal year ended December 31, 1997.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                        VALUE        % OF NET
EQUITY INVESTMENTS                                                        SHARES       (NOTE 1)       ASSETS
----------------------------------------------------------------------  -----------  ------------  -------------
Services (18.3%)
  Ito-Yokado Co., Ltd. ...............................................       65,000  $  3,069,719        4.5
    RETAILERS-OTHER
  Southland Corp.{l} -/- {\/} ........................................    1,048,200     2,882,550        4.2
    RETAILERS-OTHER
  Yoshinoya D&C Co., Ltd. ............................................          200     1,735,734        2.5
    RESTAURANTS
  Secom ..............................................................       26,000     1,506,184        2.2
    CONSUMER SERVICES
  Fuji Photo Film ....................................................       31,000     1,082,881        1.6
    CONSUMER SERVICES
  Ezaki Glico Co., Ltd. ..............................................      150,000       853,764        1.3
    RETAILERS-FOOD
  Fast Retailing Co., Ltd. ...........................................       87,000       817,965        1.2
    RETAILERS-APPAREL
  Tsutsumi Jewelry Co., Ltd. .........................................       41,800       553,222        0.8
    RETAILERS-OTHER
                                                                                     ------------
                                                                                       12,502,019
                                                                                     ------------
Consumer Durables (15.9%)
  Sony Corp. .........................................................       42,000     3,629,855        5.3
    CONSUMER ELECTRONICS
  Bridgestone Corp. ..................................................      127,000     3,012,656        4.4
    AUTO PARTS
  Citizen Watch Co., Ltd. ............................................      325,000     2,691,292        3.9
    CONSUMER ELECTRONICS
  Hitachi Ltd. .......................................................      240,000     1,570,840        2.3
    CONSUMER ELECTRONICS
                                                                                     ------------
                                                                                       10,904,643
                                                                                     ------------
Health Care (11.8%)
  Takeda Chemical Industries{z} ......................................      190,000     5,070,514        7.4
    PHARMACEUTICALS
  Yamanouchi Pharmaceutical ..........................................      105,000     2,194,619        3.2
    PHARMACEUTICALS
  Taisho Pharmaceuticals .............................................       43,000       805,453        1.2
    PHARMACEUTICALS
                                                                                     ------------
                                                                                        8,070,586
                                                                                     ------------
Technology (9.9%)
  Matsushita-Kotobuki Electronics Ltd. ...............................      110,000     2,752,586        4.0
    COMPUTERS & PERIPHERALS
  NEC Corp. ..........................................................      230,000     2,150,792        3.1
    SEMICONDUCTORS
  Murata Manufacturing Co., Ltd. .....................................       58,000     1,887,611        2.8
    INSTRUMENTATION & TEST
                                                                                     ------------
                                                                                        6,790,989
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                        VALUE        % OF NET
EQUITY INVESTMENTS                                                        SHARES       (NOTE 1)       ASSETS
----------------------------------------------------------------------  -----------  ------------  -------------
Finance (7.8%)
  Nichiei Co., Ltd. ..................................................       47,500  $  3,242,930        4.7
    OTHER FINANCIAL
  Diamond Lease Co., Ltd. ............................................      154,000       991,249        1.5
    OTHER FINANCIAL
  Jafco Co., Ltd. ....................................................       22,000       588,703        0.9
    INVESTMENT MANAGEMENT
  Kokusai Securities Co., Ltd. .......................................       47,000       465,683        0.7
    SECURITIES BROKER
                                                                                     ------------
                                                                                        5,288,565
                                                                                     ------------
Capital Goods (7.2%)
  Canon, Inc. ........................................................      140,000     3,189,412        4.7
    OFFICE EQUIPMENT
  Kurita Water Industries Ltd. .......................................       80,000       948,868        1.4
    ENVIRONMENTAL
  Tsudakoma Corp. ....................................................      300,000       559,774        0.8
    MACHINERY & ENGINEERING
  Higashi Nihon House ................................................       50,000       192,016        0.3
    CONSTRUCTION
                                                                                     ------------
                                                                                        4,890,070
                                                                                     ------------
Consumer Non-Durables (4.6%)
  Amway Japan Ltd.{z} ................................................      125,000     1,328,923        1.9
    HOUSEHOLD PRODUCTS
  Asahi Breweries Ltd. ...............................................      100,000     1,265,640        1.9
    BEVERAGES - ALCOHOLIC
  Paris Miki, Inc. ...................................................       42,000       553,135        0.8
    OTHER CONSUMER GOODS
                                                                                     ------------
                                                                                        3,147,698
                                                                                     ------------
Materials/Basic Industry (3.1%)
  Sekisui Chemical Co., Ltd. .........................................      285,000     1,463,441        2.1
    CHEMICALS
  Toyo Exterior ......................................................       70,000       698,633        1.0
    BUILDING MATERIALS & COMPONENTS
                                                                                     ------------
                                                                                        2,162,074
                                                                                     ------------      -----

TOTAL EQUITY INVESTMENTS (cost $69,791,818) ..........................                 53,756,644       78.6
                                                                                     ------------      -----

                                                                         PRINCIPAL      VALUE        % OF NET
FIXED INCOME INVESTMENTS                                                  AMOUNT       (NOTE 1)       ASSETS
----------------------------------------------------------------------  -----------  ------------  -------------
Corporate Bonds (1.1%)
  Japan (1.1%)
    Higashi Nihon House Co., Convertible Bond, 0.375% due 4/30/00
     (cost $1,089,201){=} ............................................    1,150,000       768,260        1.1
                                                                                     ------------      -----

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                         NUMBER OF      VALUE        % OF NET
OPTIONS                                                                  CONTRACTS     (NOTE 1)       ASSETS
----------------------------------------------------------------------  -----------  ------------  -------------
  Simex Nikkei Put Options, strike JPY14,500 expire 9/98 .............           80  $     95,465        0.2
    INDEX OPTIONS
  Simex Nikkei Put Options, strike JPY15,000 expire 9/98 .............           40        66,536        0.1
    INDEX OPTIONS
  Simex Nikkei Put Options, strike JPY13,500, expire 9/98 ............           20        11,572         --
    INDEX OPTIONS
                                                                                     ------------      -----

TOTAL OPTIONS (cost $312,378) ........................................                    173,573        0.3
                                                                                     ------------      -----

                                                                                        VALUE        % OF NET
REPURCHASE AGREEMENTS                                                                  (NOTE 1)       ASSETS
----------------------------------------------------------------------               ------------  -------------
  Dated June 30, 1998, with State Street Bank & Trust Co., due July 1,
   1998, for an effective yield of 5.70%, collateralized by $8,970,000
   U.S. Treasury Bills, 5.75% due 12/31/98 (market value of collateral
   is $8,981,213, including accrued interest).  ......................                  8,805,000       12.9
  Dated June 30, 1998, with BankAmerica Robertson Stephens, due July
   1, 1998, for an effective yield of 5.20%, collateralized by
   $3,010,000 U.S. Treasury Notes, 5.50% due 2/15/08 (market value of
   the collateral is $3,102,296, including accrued interest).  .......                  3,000,000        4.4
                                                                                     ------------      -----

TOTAL REPURCHASE AGREEMENTS (cost $11,805,000) .......................                 11,805,000       17.3
                                                                                     ------------      -----

TOTAL INVESTMENTS (cost $82,998,397)  * ..............................                 66,503,477       97.3
Other Assets and Liabilities .........................................                  1,874,670        2.7
                                                                                     ------------      -----

NET ASSETS ...........................................................               $ 68,378,147      100.0
                                                                                     ------------      -----
                                                                                     ------------      -----

--------------

        {z} All or part of the Fund's holdings in this security is segregated as collateral for written futures. See Note 1 to the Financial Statements.
        {l} This is a U.S. security of which approximately 62.5% of its outstanding stock is owned by Ito-Yokado Co., Ltd.
       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {=}  Security denominated in Swiss Francs.
          * For Federal income tax purposes, cost is $85,518,436 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,274,621
                 Unrealized depreciation:           (21,289,580)
                                                  -------------
                 Net unrealized depreciation:     $ (19,014,959)
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                           JUNE 30, 1998 (UNAUDITED)

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................       727,985       131.03600   8/12/98   $     5,118
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $722,867)............................       727,985                                   5,118
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS A
 PERCENTAGE OF NET ASSETS IS 1.06%.

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................    16,015,664       131.00000   8/12/98       778,229
Japanese Yen............................    16,015,664       131.10000   8/12/98       765,420
Japanese Yen............................    12,375,740       131.03600   8/12/98       597,793
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $46,548,510)..................    44,407,068                               2,141,442
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 64.94%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $ 2,146,560
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      WRITTEN FUTURE CONTRACT OUTSTANDING
                           JUNE 30, 1998 (UNAUDITED)

                                            EXPIRATION       NO. OF
DESCRIPTION                                    DATE         CONTRACTS   CURRENCY   MARKET VALUE
----------------------------------------  --------------   -----------  --------  --------------
Simex Nikkei 225 Index Future (Face
 $5,623,919)............................       9/11/98           100       JPY     $ 5,559,703

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $71,193,397) (Note 1).............................  $54,698,477
  Repurchase agreement, at value and cost.....................................................   11,805,000
  U.S. currency....................................................................  $     331
  Foreign currencies (cost $293,481)...............................................    293,481      293,812
                                                                                     ---------
  Receivable for Fund shares sold.............................................................    3,622,288
  Receivable for open forward foreign currency contracts, net (Note 1)........................    2,146,560
  Receivable for initial and variation margin (Note 1)........................................      347,204
  Receivable from A I M Advisors, Inc.........................................................      106,467
  Dividends receivable........................................................................       20,588
  Interest receivable.........................................................................        2,310
                                                                                                -----------
    Total assets..............................................................................   73,042,706
                                                                                                -----------
Liabilities:
  Payable for Fund shares repurchased.........................................................    4,184,044
  Payable for securities purchased............................................................      173,033
  Payable for investment management and administration fees (Note 2)..........................      133,734
  Payable for transfer agent fees (Note 2)....................................................       60,101
  Payable for service and distribution expenses (Note 2)......................................       30,734
  Payable for registration and filing fees....................................................       27,989
  Payable for custodian fees..................................................................       21,209
  Payable for professional fees...............................................................       14,426
  Payable for printing and postage expenses...................................................       12,900
  Payable for Trustees' fees and expenses (Note 2)............................................        3,651
  Payable for fund accounting fees............................................................          710
  Other accrued expenses......................................................................        2,028
                                                                                                -----------
    Total liabilities.........................................................................    4,664,559
                                                                                                -----------
Net assets....................................................................................  $68,378,147
                                                                                                -----------
                                                                                                -----------
Class A:
Net asset value and redemption price per share ($43,219,218 DIVIDED BY 4,783,487 shares
 outstanding).................................................................................  $      9.04
                                                                                                -----------
                                                                                                -----------
Maximum offering price per share (100/94.5 of $9.04) *........................................  $      9.57
                                                                                                -----------
                                                                                                -----------
Class B:
Net asset value and offering price per share ($23,237,481 DIVIDED BY 2,668,709 shares
 outstanding).................................................................................  $      8.71
                                                                                                -----------
                                                                                                -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,921,448 DIVIDED
 BY 210,451 shares outstanding)...............................................................  $      9.13
                                                                                                -----------
                                                                                                -----------
Net assets consist of:
  Paid in capital (Note 4)....................................................................  $92,686,210
  Accumulated net investment loss.............................................................      (81,971)
  Accumulated net realized loss on investments and foreign currency transactions..............   (9,808,762)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies.................................................................................    2,141,806
  Net unrealized depreciation of investments..................................................  (16,559,136)
                                                                                                -----------
Total -- representing net assets applicable to capital shares outstanding.....................  $68,378,147
                                                                                                -----------
                                                                                                -----------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income............................................................................  $  474,076
  Dividend income (net of foreign withholding tax of $54,913)................................     311,172
  Securities lending income..................................................................      41,203
                                                                                               ----------
    Total investment income..................................................................     826,451
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................     424,257
  Transfer agent fees (Note 2)...............................................................     206,700
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $   79,225
    Class B......................................................................     122,163     201,388
                                                                                   ----------
  Registration and filing fees...............................................................      53,200
  Custodian fees.............................................................................      36,820
  Printing and postage expenses..............................................................      27,150
  Audit fees.................................................................................      19,444
  Legal fees.................................................................................      18,825
  Fund accounting fees (Note 2)..............................................................      11,719
  Trustees' fees and expenses (Note 2).......................................................       6,516
  Other expenses.............................................................................      22,913
                                                                                               ----------
    Total expenses before reductions.........................................................   1,028,932
                                                                                               ----------
      Expenses reimbursed by A I M Advisors, Inc. (Note 2)...................................    (106,467)
      Expense reductions (Note 5)............................................................     (14,043)
                                                                                               ----------
    Total net expenses.......................................................................     908,422
                                                                                               ----------
Net investment loss..........................................................................     (81,971)
                                                                                               ----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments...............................................  (9,001,687)
  Net realized gain on foreign currency transactions.............................   5,062,824
                                                                                   ----------
    Net realized loss during the period......................................................  (3,938,863)
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies.........................................................    (606,853)
  Net change in unrealized depreciation of investments...........................   5,058,306
                                                                                   ----------
    Net unrealized appreciation during the period............................................   4,451,453
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies.......................     512,590
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $  430,619
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                  ENDED       YEAR ENDED
                                                                              JUNE 30, 1998  DECEMBER 31,
                                                                               (UNAUDITED)       1997
                                                                              -------------  -------------
Increase (Decrease) in net assets
Operations:
  Net investment loss.......................................................   $   (81,971)   $  (801,848)
  Net realized loss on investments and foreign currency transactions........    (3,938,863)    (1,309,551)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................      (606,853)       630,890
  Net change in unrealized appreciation (depreciation) of investments.......     5,058,306     (8,170,261)
                                                                              -------------  -------------
    Net increase (decrease) in net assets resulting from operations.........       430,619     (9,650,770)
                                                                              -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................            --       (110,678)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................            --        (61,407)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................            --        (71,057)
                                                                              -------------  -------------
    Total distributions.....................................................            --       (243,142)
                                                                              -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........................   145,883,696    280,419,107
  Decrease from capital shares repurchased..................................  (177,120,451)  (267,455,599)
                                                                              -------------  -------------
    Net increase (decrease) from capital share transactions.................   (31,236,755)    12,963,508
                                                                              -------------  -------------
Total increase (decrease) in net assets.....................................   (30,806,136)     3,069,596
Net assets:
  Beginning of period.......................................................    99,184,283     96,114,687
                                                                              -------------  -------------
  End of period *...........................................................   $68,378,147    $99,184,283
                                                                              -------------  -------------
                                                                              -------------  -------------
   * Includes accumulated net investment loss of............................   $   (81,971)   $        --
                                                                              -------------  -------------
                                                                              -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)      1994        1993
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $    8.96    $    9.76   $   11.00   $   12.15   $   11.61   $    8.70
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........        (0.00) *     (0.08)      (0.04)      (0.04)      (0.04)      (0.14)
  Net realized and unrealized gain
   (loss) on investments................         0.08        (0.70)      (0.77)       0.26        0.79        3.05
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         0.08        (0.78)      (0.81)       0.22        0.75        2.91
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --        (0.02)      (0.43)      (1.37)      (0.21)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $    9.04    $    8.96   $    9.76   $   11.00   $   12.15   $   11.61
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............         0.78%(b)     (7.99)%     (7.43)%      1.94%      6.56%      33.45%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  43,219    $  44,583   $  63,585   $ 111,105   $  98,066   $  88,487
Ratio of net investment loss to average
 net assets
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........        (0.07)%(a)     (0.61)%     (0.40)%     (0.40)%     (0.32)%      (0.3)%
  Without expense reductions and/or
   reimbursement........................        (0.35)%(a)     (0.68)%     (0.50)%     (0.55)%     (0.44)%       N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.97%(a)      1.99%      1.84%       1.99%       1.91%        2.1%
  Without expense reductions and/or
   reimbursement........................         2.25%(a)      2.06%      1.94%       2.14%       2.03%        N/A
Portfolio turnover rate++++.............           38%(a)        58%        31%         67%         49%        104%

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) Calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Without reimbursement, the net investment income (loss) per share would have been reduced (increased) by $0.01 for Class A, Class B, and Advisor Class.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            JUNE 30,                YEAR ENDED DECEMBER 31,                   TO
                                              1998       ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)      1994         1993
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    8.67    $    9.49   $   10.78   $   12.02   $   11.57     $    9.85
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........        (0.04) *     (0.14)      (0.11)      (0.12)      (0.13)        (0.18)
  Net realized and unrealized gain
   (loss) on investments................         0.08        (0.66)      (0.75)       0.25        0.79          1.90
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         0.04        (0.80)      (0.86)       0.13        0.66          1.72
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --        (0.02)      (0.43)      (1.37)      (0.21)           --
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $    8.71    $    8.67   $    9.49   $   10.78   $   12.02     $   11.57
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............         0.46%(b)     (8.42)%     (8.05)%      1.20%      5.81%        17.46%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  23,237    $  24,250   $  32,116   $  41,274   $  27,355     $   3,699
Ratio of net investment loss to average
 net assets
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........        (0.72)%(a)     (1.26)%     (1.05)%     (1.05)%     (0.97)%        (0.9)%(a)
  Without expense reductions and/or
   reimbursement........................        (1.00)%(a)     (1.33)%     (1.15)%     (1.20)%     (1.09)%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         2.62%(a)      2.64%      2.49%       2.64%       2.56%          2.7%(a)
  Without expense reductions and/or
   reimbursement........................         2.90%(a)      2.71%      2.59%       2.79%       2.68%          N/A
Portfolio turnover rate++++.............           38%(a)        58%        31%         67%         49%          104%(a)

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) Calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Without reimbursement, the net investment income (loss) per share would have been reduced (increased) by $0.01 for Class A, Class B, and Advisor Class.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             ADVISOR CLASS+++
                                          ------------------------------------------------------
                                            SIX MONTHS
                                              ENDED       YEAR ENDED DECEMBER 31,  JUNE 1, 1995
                                             JUNE 30,                                   TO
                                               1998       -----------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)    1996 (D)      1995 (D)
                                          --------------  ----------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    9.05     $    9.81    $   11.02     $   10.50
                                          --------------  ----------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.01*        (0.01)       (0.01)        (0.00)
  Net realized and unrealized gain
   (loss) on investments................         0.07         (0.73)       (0.77)         1.89
                                          --------------  ----------  -----------  -------------
    Net increase (decrease) from
     investment operations..............         0.08         (0.74)       (0.78)         1.89
                                          --------------  ----------  -----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --         (0.02)       (0.43)        (1.37)
                                          --------------  ----------  -----------  -------------
Net asset value, end of period..........    $    9.13     $    9.05    $    9.81     $   11.02
                                          --------------  ----------  -----------  -------------
                                          --------------  ----------  -----------  -------------

Total investment return (c).............         0.88 %(b)     (7.54)%      (7.14)%       18.14%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   1,921     $  30,351    $     413     $     558
Ratio of net investment loss to average
 net assets
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         0.28 %(a)     (0.26)%      (0.05)%       (0.05)%(a)
  Without expense reductions and/or
   reimbursement........................         0.00 %(a)     (0.33)%      (0.15)%       (0.20)%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.62 %(a)      1.64%       1.49%         1.64%(a)
  Without expense reductions and/or
   reimbursement........................         1.90 %(a)      1.71%       1.59%         1.79%(a)
Portfolio turnover rate++++.............           38 %(a)        58%         31%           67%(a)

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) Calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Without reimbursement, the net investment income (loss) per share would have been reduced (increased) by $0.01 for Class A, Class B, and Advisor Class.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Japan Growth Fund (the "Fund" formerly, GT Global Japan Growth Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued to the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counter party is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates. At June 30, 1998, the Fund had segregated securities valued at $5,974,181 and cash of $481,000 to cover margin requirements on open futures contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of $3,290,562 were on loan to brokers. The loans were secured by cash collateral of $3,404,600 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $41,203.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. These risks of investing in foreign markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may by resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first served basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $4,412,250 with a weighted average interest rate of 6.33%. Interest expense for the period ended June 30, 1998, was $3,103, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales are made. For the

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

period ended June 30, 1998, AIM Distributors and GT Global retained $1,034 and $8,184, respectively, of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $1,128 for the period ended June 30, 1998. AIM Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $14,289 and $98,773, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Fund. Under the Class A Plan, a Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $12,620,542 and $26,435,339, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                   SIX MONTHS ENDED
                                                     JUNE 30, 1998                         YEAR ENDED
                                                      (UNAUDITED)                       DECEMBER 31, 1997
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       13,202,303  $      118,957,767       18,880,969  $      187,727,101
Shares issued in connection with
  reinvestment of distributions.........               --                  --            9,319              84,712
                                          ---------------  ------------------  ---------------  ------------------
                                               13,202,303         118,957,767       18,890,288         187,811,813
Shares repurchased......................      (13,392,072)       (120,751,220)     (20,434,942)       (203,841,370)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................         (189,769) $       (1,793,453)      (1,544,654) $      (16,029,557)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................        1,914,601  $       16,766,520        5,059,734  $       49,439,098
Shares issued in connection with
  reinvestment of distributions.........               --                  --            4,729              41,630
                                          ---------------  ------------------  ---------------  ------------------
                                                1,914,601          16,766,520        5,064,463          49,480,728
Shares repurchased......................       (2,044,364)        (17,839,618)      (5,648,959)        (54,991,415)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................         (129,763) $       (1,073,098)        (584,496) $       (5,510,687)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................        1,122,667  $       10,159,409        4,149,684  $       43,125,403
Shares issued in connection with
  reinvestment of distributions.........               --                  --              126               1,163
                                          ---------------  ------------------  ---------------  ------------------
                                                1,122,667          10,159,409        4,149,810          43,126,566
Shares repurchased......................       (4,265,077)        (38,529,613)        (839,053)         (8,622,814)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................       (3,142,410) $      (28,370,204)       3,310,757  $       34,503,752
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period ended June 30, 1998, the Fund's expenses were reduced by $14,043 under these arrangements.

                           GT GLOBAL JAPAN GROWTH FUND

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Japan Growth Fund, a series of shares of beneficial interest of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Japan Growth Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

         1000
                          GT GLOBAL JAPAN GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                         VALUE       % OF NET
EQUITY INVESTMENTS                                                         SHARES      (NOTE 1)       ASSETS
-----------------------------------------------------------------------  -----------  -----------  -------------
Services (17.3%)
  Ito-Yokado Co., Ltd. ................................................       90,000  $ 4,586,207        4.6
    RETAILERS-OTHER
  Southland Corp.{l} -/- {\/} .........................................    1,048,200    2,227,425        2.3
    RETAILERS-OTHER
  DDI Corp. ...........................................................          763    2,017,126        2.0
    WIRELESS COMMUNICATIONS
  Yoshinoya D&C Co., Ltd. .............................................          200    1,823,755        1.8
    RESTAURANTS
  Secom ...............................................................       25,000    1,597,701        1.6
    CONSUMER SERVICES
  Fast Retailing Co., Ltd. ............................................       99,000    1,585,517        1.6
    RETAILERS-APPAREL
  Aoyama Trading Co., Ltd. ............................................       75,200    1,342,651        1.4
    RETAILERS-APPAREL
  Ezaki Glico Co., Ltd. ...............................................      167,000    1,078,782        1.1
    RETAILERS-FOOD
  Tsutsumi Jewelry Co., Ltd. ..........................................       31,800      389,885        0.4
    RETAILERS-OTHER
  Fujitsu Business Systems ............................................       15,000      241,379        0.3
    BUSINESS & PUBLIC SERVICES
  Xebio Co., Ltd. .....................................................       25,000      199,234        0.2
    RETAILERS-APPAREL
  Nitori Co. ..........................................................          400        2,066         --
    RETAILERS-OTHER
                                                                                      -----------
                                                                                       17,091,728
                                                                                      -----------
Consumer Durables (11.7%)
  Sony Corp. ..........................................................       55,000    4,888,889        4.9
    CONSUMER ELECTRONICS
  Bridgestone Corp. ...................................................      165,000    3,578,161        3.6
    AUTO PARTS
  Citizen Watch Co., Ltd. .............................................      240,000    1,609,195        1.6
    CONSUMER ELECTRONICS
  Hitachi Ltd. ........................................................      220,000    1,567,816        1.6
    CONSUMER ELECTRONICS
                                                                                      -----------
                                                                                       11,644,061
                                                                                      -----------
Health Care (11.5%)
  Takeda Chemical Industries{z} .......................................      250,000    7,126,437        7.2
    PHARMACEUTICALS
  Yamanouchi Pharmaceutical ...........................................      135,000    2,896,552        2.9
    PHARMACEUTICALS
  Taisho Pharmaceuticals ..............................................       55,000    1,403,448        1.4
    PHARMACEUTICALS
                                                                                      -----------
                                                                                       11,426,437
                                                                                      -----------
Technology (9.3%)
  NEC Corp. ...........................................................      300,000    3,195,402        3.2
    SEMICONDUCTORS
  Matsushita-Kotobuki Electronics Ltd. ................................      120,000    3,016,092        3.0
    COMPUTERS & PERIPHERALS
  Murata Manufacturing Co., Ltd. ......................................      105,000    2,639,080        2.7
    INSTRUMENTATION & TEST
  Koei Co., Ltd. ......................................................       87,400      415,234        0.4
    SOFTWARE
                                                                                      -----------
                                                                                        9,265,808
                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

         1001
                          GT GLOBAL JAPAN GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                         VALUE       % OF NET
EQUITY INVESTMENTS                                                         SHARES      (NOTE 1)       ASSETS
-----------------------------------------------------------------------  -----------  -----------  -------------
Capital Goods (7.7%)
  Canon, Inc. .........................................................      200,000  $ 4,659,004        4.7
    OFFICE EQUIPMENT
  Tsudakoma Corp. .....................................................      494,000    1,082,636        1.1
    MACHINERY & ENGINEERING
  Kurita Water Industries Ltd. ........................................       80,000      815,326        0.8
    ENVIRONMENTAL
  Shima Seiki Manufacturing Ltd. ......................................       20,000      749,425        0.8
    MACHINE TOOLS
  Higashi Nihon House .................................................       73,000      332,835        0.3
    CONSTRUCTION
  NEC System Integration & Construction ...............................           60          920         --
    CONSTRUCTION
  Japan Foundation Engineering ........................................           90          503         --
    CONSTRUCTION
                                                                                      -----------
                                                                                        7,640,649
                                                                                      -----------
Finance (7.5%)
  Nichiei Co., Ltd. ...................................................       60,000    6,390,805        6.5
    OTHER FINANCIAL
  Diamond Lease Co., Ltd. .............................................      175,000      942,720        1.0
    OTHER FINANCIAL
                                                                                      -----------
                                                                                        7,333,525
                                                                                      -----------
Consumer Non-Durables (4.6%)
  Amway Japan Ltd. ....................................................      160,000    3,065,134        3.1
    HOUSEHOLD PRODUCTS
  Asahi Breweries Ltd. ................................................      105,000    1,528,736        1.5
    BEVERAGES - ALCOHOLIC
                                                                                      -----------
                                                                                        4,593,870
                                                                                      -----------
Materials/Basic Industry (1.8%)
  Sekisui Chemical Co., Ltd. ..........................................      200,000    1,016,092        1.0
    CHEMICALS
  Toyo Exterior .......................................................       80,000      524,138        0.5
    BUILDING MATERIALS & COMPONENTS
  Gakken ..............................................................      240,000      336,552        0.3
    PAPER/PACKAGING
                                                                                      -----------
                                                                                        1,876,782
                                                                                      -----------      -----

TOTAL EQUITY INVESTMENTS (cost $92,954,815) ...........................                70,872,860       71.4
                                                                                      -----------      -----

    The accompanying notes are an integral part of the financial statements.

         1002
                          GT GLOBAL JAPAN GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

                                                                            PRINCIPAL       VALUE        % OF NET
FIXED INCOME INVESTMENTS                                        CURRENCY     AMOUNT       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Corporate Bonds (0.8%)
  Japan (0.8%)
    Higashi Nihon House Co., Convertible Bond, 0.375% due
     4/30/00 (cost $1,089,201) ...............................   CHF         1,150,000   $   771,601         0.8
                                                                                         -----------       -----


                                                                            NUMBER OF
OPTIONS                                                                     CONTRACTS
--------------------------------------------------------------             -----------
  Simex Nikkei Put Options, strike JPY15,500, expire 3/98 ....   JPY               120       455,172         0.5
    INDEX OPTIONS
  Simex Nikkei Put Options, strike JPY14,000, expire 3/98 ....   JPY                20        30,651          --
    INDEX OPTIONS
                                                                                         -----------       -----

TOTAL OPTIONS (cost $334,778) ................................                               485,823         0.5
                                                                                         -----------       -----

REPURCHASE AGREEMENT
--------------------------------------------------------------
  Dated December 31, 1997, with State Street Bank & Trust Co., due January 2, 1998, for an effective yield of 5.80%,
   collateralized by $23,430,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $23,451,977,
   including accrued interest). (cost $22,989,000)  ..........                            22,989,000        23.2
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $117,367,794)  * .....................                            95,119,284        95.9
Other Assets and Liabilities .................................                             4,064,999         4.1
                                                                                         -----------       -----

NET ASSETS ...................................................                           $99,184,283       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

        {z} All or part of the Fund's holdings in this security is segregated as collateral for written futures. See Note 1 to the Financial Statements.
        {l} This is a U.S. security of which approximately 62.5% of its outstanding stock is owned by Ito-Yokado Co., Ltd.
       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $119,887,833 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   6,797,228
                 Unrealized depreciation:           (31,565,777)
                                                  -------------
                 Net unrealized depreciation:     $ (24,768,549)
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

         1003
                          GT GLOBAL JAPAN GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................    21,593,557       122.50000   2/12/98   $ 1,263,586
Japanese Yen............................    16,966,366       122.40000   2/12/98     1,007,490
Japanese Yen............................     8,483,183       122.50500   2/12/98       496,042
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $49,810,224)..................    47,043,106                             $ 2,767,118
                                          --------------                          --------------
                                                                                  --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 47.43%.

----------------
See Note 1 to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN FUTURES CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                          EXPIRATION    NO. OF                  MARKET
DESCRIPTION                                  DATE      CONTRACTS   CURRENCY     VALUE
----------------------------------------  ----------   ---------   --------   ----------
Simex Nikkei 225 Index Future (Face
 $7,173,761)............................    3/16/98       100        JPY      $6,542,693

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1004
                          GT GLOBAL JAPAN GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $94,378,794) (Note 1)...........................  $72,130,284
  Repurchase agreement, at value and cost...................................................   22,989,000
  U.S. currency..................................................................  $     124
  Foreign currencies (cost $2,767,554)...........................................  2,751,171    2,751,295
                                                                                   ---------
  Receivable for open forward foreign currency contracts (Note 1)...........................    2,767,118
  Receivable for miscellaneous, initial and variation margin (Note 1).......................      826,113
  Receivable for Fund shares sold...........................................................      275,360
  Dividends receivable......................................................................       53,462
  Interest receivable.......................................................................        4,204
                                                                                              -----------
    Total assets............................................................................  101,796,836
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................    2,364,729
  Payable for investment management and administration fees (Note 2)........................       83,695
  Payable for transfer agent fees (Note 2)..................................................       44,494
  Payable for service and distribution expenses (Note 2)....................................       35,023
  Payable for printing and postage expenses.................................................       31,839
  Payable for professional fees.............................................................       23,063
  Payable for custodian fees................................................................       12,832
  Payable for registration and filing fees..................................................        6,592
  Payable for Trustees' fees and expenses (Note 2)..........................................        5,377
  Payable for fund accounting fees..........................................................        1,383
  Other accrued expenses....................................................................        3,526
                                                                                              -----------
    Total liabilities.......................................................................    2,612,553
                                                                                              -----------
Net assets..................................................................................  $99,184,283
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($44,582,914 DIVIDED BY 4,973,256 shares
 outstanding)...............................................................................  $      8.96
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $8.96) *.....................................  $      9.41
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($24,250,220 DIVIDED BY 2,798,472 shares
 outstanding)...............................................................................  $      8.67
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($30,351,149
 DIVIDED BY 3,352,861 shares outstanding)...................................................  $      9.05
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $123,922,965
  Accumulated net realized loss on investments and foreign currency transactions............   (5,869,899)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................    2,748,659
  Net unrealized depreciation of investments................................................  (21,617,442)
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $99,184,283
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1005
                          GT GLOBAL JAPAN GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income............................................................................  $  916,186
  Dividend income (net of foreign withholding tax of $92,217)................................     523,661
                                                                                               ----------
    Total investment income..................................................................   1,439,847
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................   1,017,788
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $  212,419
    Class B......................................................................     317,148     529,567
                                                                                   ----------
  Transfer agent fees (Note 2)...............................................................     407,750
  Registration and filing fees...............................................................     107,110
  Custodian fees.............................................................................      78,324
  Printing and postage expenses..............................................................      53,056
  Audit fees.................................................................................      45,260
  Legal fees.................................................................................      31,455
  Fund accounting fees (Note 2)..............................................................      26,210
  Trustees' fees and expenses (Note 2).......................................................      13,140
  Other expenses.............................................................................       4,283
                                                                                               ----------
    Total expenses before reductions.........................................................   2,313,943
                                                                                               ----------
      Expense reductions (Notes 1 & 5).......................................................     (72,248)
                                                                                               ----------
    Total net expenses.......................................................................   2,241,695
                                                                                               ----------
Net investment loss..........................................................................    (801,848)
                                                                                               ----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments...............................................  (8,229,791)
  Net realized gain on foreign currency transactions.............................   6,920,240
                                                                                   ----------
    Net realized loss during the year........................................................  (1,309,551)
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies.........................................................     630,890
  Net change in unrealized depreciation of investments...........................  (8,170,261)
                                                                                   ----------
    Net unrealized depreciation during the year..............................................  (7,539,371)
                                                                                               ----------
Net realized and unrealized loss on investments and foreign currencies.......................  (8,848,922)
                                                                                               ----------
Net decrease in net assets resulting from operations.........................................  $(9,650,770)
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

         1006
                          GT GLOBAL JAPAN GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Increase (Decrease) in net assets
Operations:
  Net investment loss......................................................   $  (801,848)   $  (841,456)
  Net realized gain (loss) on investments and foreign currency
   transactions............................................................    (1,309,551)     3,852,937
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................       630,890       (464,975)
  Net change in unrealized depreciation of investments.....................    (8,170,261)   (11,261,238)
                                                                             -------------  -------------
    Net decrease in net assets resulting from operations...................    (9,650,770)    (8,714,732)
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................      (110,678)    (2,883,812)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................       (61,407)    (1,472,016)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................       (71,057)       (18,593)
                                                                             -------------  -------------
    Total distributions....................................................      (243,142)    (4,374,421)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   280,419,107    510,718,392
  Decrease from capital shares repurchased.................................  (267,455,599)  (554,451,474)
                                                                             -------------  -------------
    Net increase (decrease) from capital share transactions................    12,963,508    (43,733,082)
                                                                             -------------  -------------
Total increase (decrease) in net assets....................................     3,069,596    (56,822,235)
Net assets:
  Beginning of year........................................................    96,114,687    152,936,922
                                                                             -------------  -------------
  End of year *............................................................   $99,184,283    $96,114,687
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................   $        --    $        --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

         1007
                          GT GLOBAL JAPAN GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)      1994        1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.76   $   11.00   $   12.15   $   11.61   $    8.70
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment loss...................      (0.08)      (0.04)      (0.04)      (0.04)      (0.14)
  Net realized and unrealized gain
   (loss) on investments................      (0.70)      (0.77)       0.26        0.79        3.05
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............      (0.78)      (0.81)       0.22        0.75        2.91
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.02)      (0.43)      (1.37)      (0.21)         --
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.96   $    9.76   $   11.00   $   12.15   $   11.61
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      (7.99)%     (7.43)%      1.94%       6.56%      33.45%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  44,583   $  63,585   $ 111,105   $  98,066   $  88,487
Ratio of net investment loss to average
net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.61)%     (0.40)%     (0.40)%     (0.32)%      (0.3)%
  Without expense reductions............      (0.68)%     (0.50)%     (0.55)%     (0.44)%       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.99%       1.84%       1.99%       1.91%        2.1%
  Without expense reductions............       2.06%       1.94%       2.14%       2.03%        N/A
Portfolio turnover rate++++.............         58%         31%         67%         49%        104%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0416   $  0.0971         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1008
                          GT GLOBAL JAPAN GROWTH FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)    1995 (D)      1994         1993
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.49   $   10.78   $   12.02   $   11.57     $    9.85
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment loss...................      (0.14)      (0.11)      (0.12)      (0.13)        (0.18)
  Net realized and unrealized gain
   (loss) on investments................      (0.66)      (0.75)       0.25        0.79          1.90
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............      (0.80)      (0.86)       0.13        0.66          1.72
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.02)      (0.43)      (1.37)      (0.21)           --
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $    8.67   $    9.49   $   10.78   $   12.02     $   11.57
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............      (8.42)%     (8.05)%      1.20%       5.81%        17.46%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  24,250   $  32,116   $  41,274   $  27,355     $   3,699
Ratio of net investment loss to average
net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.26)%     (1.05)%     (1.05)%     (0.97)%        (0.9)%(a)
  Without expense reductions............      (1.33)%     (1.15)%     (1.20)%     (1.09)%         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.64%       2.49%       2.64%       2.56%          2.7%(a)
  Without expense reductions............       2.71%       2.59%       2.79%       2.68%          N/A
Portfolio turnover rate++++.............         58%         31%         67%         49%          104%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0416   $  0.0971         N/A         N/A           N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1009
                          GT GLOBAL JAPAN GROWTH FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    ADVISOR CLASS+++
                                          -------------------------------------
                                           YEAR ENDED DECEMBER    JUNE 1, 1995
                                                   31,                 TO
                                          ----------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)     1995 (D)
                                          ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.81   $   11.02     $   10.50
                                          ----------  ----------  -------------
Income from investment operations:
  Net investment loss...................      (0.01)      (0.01)        (0.00)
  Net realized and unrealized gain
   (loss) on investments................      (0.73)      (0.77)         1.89
                                          ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............      (0.74)      (0.78)         1.89
                                          ----------  ----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.02)      (0.43)        (1.37)
                                          ----------  ----------  -------------
Net asset value, end of period..........  $    9.05   $    9.81     $   11.02
                                          ----------  ----------  -------------
                                          ----------  ----------  -------------

Total investment return (c).............      (7.54)%     (7.14)%       18.14%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  30,351   $     413     $     558
Ratio of net investment loss to average
  net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.26)%     (0.05)%       (0.05)%(a)
  Without expense reductions............      (0.33)%     (0.15)%       (0.20)%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.64%       1.49%         1.64%(a)
  Without expense reductions............       1.71%       1.59%         1.79%(a)
Portfolio turnover rate++++.............         58%         31%           67%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0416   $  0.0971           N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1010
                          GT GLOBAL JAPAN GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Japan Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued to the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if

         1011
                          GT GLOBAL JAPAN GROWTH FUND

the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates. At December 31, 1997, the Fund had segregated securities valued at $7,126,437 and cash of $824,000 to cover margin requirements on open futures contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of $5,491,954 were on loan to brokers. The loans were secured by cash collateral of $5,811,500 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the year ended December 31, 1997, the Fund received securities lending fees of $53,675 which were used to reduce custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and

         1012
                          GT GLOBAL JAPAN GROWTH FUND

unrealized appreciation of securities held, or for excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. These risks of investing in foreign markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may by resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. For the year ended December 31, 1997, the Fund had no outstanding loan balance.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $23,200 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $24,083 for the year ended December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected such CDSCs in the amount of $260,311. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan

         1013
                          GT GLOBAL JAPAN GROWTH FUND

and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.
Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.
3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $53,454,101 and $47,110,095, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:
                           CAPITAL SHARE TRANSACTIONS

                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
CLASS A                                        SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................        18,880,969  $        187,727,101        39,042,903  $        423,073,924
Shares issued in connection with
  reinvestment of distributions.........             9,319                84,712           225,741             2,221,785
                                          ----------------  --------------------  ----------------  --------------------
                                                18,890,288           187,811,813        39,268,644           425,295,709
Shares repurchased......................       (20,434,942)         (203,841,370)      (42,853,058)         (464,603,203)
                                          ----------------  --------------------  ----------------  --------------------
Net decrease............................        (1,544,654) $        (16,029,557)       (3,584,414) $        (39,307,494)
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------


                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
CLASS B                                        SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................         5,059,734  $         49,439,098         7,303,169  $         77,038,650
Shares issued in connection with
  reinvestment of distributions.........             4,729                41,630           111,715             1,070,181
                                          ----------------  --------------------  ----------------  --------------------
                                                 5,064,463            49,480,728         7,414,884            78,108,831
Shares repurchased......................        (5,648,959)          (54,991,415)       (7,859,944)          (82,438,811)
                                          ----------------  --------------------  ----------------  --------------------
Net decrease............................          (584,496) $         (5,510,687)         (445,060) $         (4,329,980)
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------

                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
ADVISOR CLASS                                  SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................         4,149,684  $         43,125,403           666,196  $          7,296,458
Shares issued in connection with
  reinvestment of distributions.........               126                 1,163             1,759                17,394
                                          ----------------  --------------------  ----------------  --------------------
                                                 4,149,810            43,126,566           667,955             7,313,852
Shares repurchased......................          (839,053)           (8,622,814)         (676,463)           (7,409,460)
                                          ----------------  --------------------  ----------------  --------------------
Net increase (decrease).................         3,310,757  $         34,503,752            (8,508) $            (95,608)
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $18,573 under these arrangements.

         1014
                          GT GLOBAL JAPAN GROWTH FUND

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the GT Global Japan Growth Fund designates $194,123 as a capital gain dividend for the fiscal year ended December 31, 1997.

         1015

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (28.3%)
  Hong Kong Telecommunications Ltd. .........................   HK          3,300,200   $  6,197,859         5.0
    TELEPHONE NETWORKS
  News Corp., Ltd. Preferred ................................   AUSL          761,650      5,409,957         4.4
    BROADCASTING & PUBLISHING
  Telstra Corp., Ltd. - Installment Receipts ................   AUSL        1,627,300      4,182,927         3.4
    TELEPHONE NETWORKS
  China Telecom (Hong Kong) Ltd.-/- .........................   HK          1,800,000      3,124,879         2.5
    WIRELESS COMMUNICATIONS
  Brambles Industries Ltd. ..................................   AUSL          149,050      2,932,692         2.4
    BUSINESS & PUBLIC SERVICES
  Singapore Press Holdings Ltd. .............................   SING          385,352      2,578,903         2.1
    BROADCASTING & PUBLISHING
  Woolworths Ltd. ...........................................   AUSL          704,950      2,297,894         1.8
    RETAILERS-OTHER
  TABCORP Holdings Ltd. .....................................   AUSL          426,400      2,184,155         1.8
    LEISURE & TOURISM
  Philippine Long Distance Telephone Co. ....................   PHIL           85,290      1,952,422         1.6
    TELEPHONE - LONG DISTANCE
  Telecom Corporation of New Zealand Ltd. ...................   NZ            431,200      1,780,317         1.4
    TELEPHONE NETWORKS
  Telekom Malaysia Bhd. .....................................   MAL           700,000      1,182,005         1.0
    TELEPHONE NETWORKS
  Malaysia International Shipping Bhd. - Foreign ............   MAL           458,000        668,412         0.5
    TRANSPORTATION - SHIPPING
  Berjaya Sports Toto Bhd. ..................................   MAL           300,000        445,061         0.4
    LEISURE & TOURISM
                                                                                        ------------
                                                                                          34,937,483
                                                                                        ------------
Finance (23.4%)
  National Australia Bank Ltd. ..............................   AUSL          386,050      5,105,467         4.1
    BANKS-REGIONAL
  Australia & New Zealand Banking Group Ltd. ................   AUSL          683,350      4,726,511         3.8
    BANKS-REGIONAL
  HSBC Holdings PLC .........................................   HK            183,021      4,476,603         3.6
    BANKS-MONEY CENTER
  Development Bank of Singapore - Foreign ...................   SING          728,000      4,031,270         3.2
    BANKS-MONEY CENTER
  Hang Seng Bank ............................................   HK            550,000      3,109,390         2.5
    BANKS-MONEY CENTER
  Overseas-Chinese Banking Corp., Ltd. - Foreign ............   SING          800,000      2,724,312         2.2
    BANKS-REGIONAL
  State Bank of India Ltd. - Reg. S GDR{c} {\/} .............   IND           146,070      1,723,626         1.4
    BANKS-REGIONAL
  AMP Ltd.-/- ...............................................   AUSL           91,800      1,077,251         0.9
    INSURANCE-LIFE
  Cathay Life Insurance Co., Ltd. ...........................   TWN           300,000        917,004         0.7
    INSURANCE-BROKER
  First Commercial Bank .....................................   TWN           350,000        646,997         0.5
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

         1016
                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  China Development Corp.-/- ................................   TWN           270,000   $    624,873         0.5
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          29,163,304
                                                                                        ------------
Multi-Industry/Miscellaneous (10.2%)
  Hutchison Whampoa .........................................   HK          1,150,000      6,070,991         4.9
    MULTI-INDUSTRY
  Shanghai Industrial Holdings Ltd. .........................   HK            829,000      1,952,791         1.6
    MULTI-INDUSTRY
  Ocean-Land Group Ltd. .....................................   HK          9,358,000      1,811,810         1.5
    MULTI-INDUSTRY
  Beijing Enterprises Holdings Ltd.-/- ......................   HK          1,165,000      1,766,860         1.4
    MULTI-INDUSTRY
  Pacific Dunlop Ltd. .......................................   AUSL          616,200        998,561         0.8
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                          12,601,013
                                                                                        ------------
Consumer Durables (7.9%)
  Cheung Kong (Holdings) Ltd. ...............................   HK            942,000      4,632,488         3.7
    HOUSING
  New World Development Co., Ltd. ...........................   HK          2,000,000      3,872,217         3.1
    HOUSING
  City Developments Ltd. ....................................   SING          500,000      1,397,690         1.1
    HOUSING
                                                                                        ------------
                                                                                           9,902,395
                                                                                        ------------
Materials/Basic Industry (7.8%)
  Broken Hill Proprietary Co., Ltd. .........................   AUSL          434,300      3,680,737         3.0
    MISC. MATERIALS & COMMODITIES
  CSR Ltd. ..................................................   AUSL          899,300      2,601,973         2.1
    BUILDING MATERIALS & COMPONENTS
  Rio Tinto Ltd. ............................................   AUSL          212,100      2,528,449         2.0
    MISC. MATERIALS & COMMODITIES
  Capral Aluminum Ltd. ......................................   AUSL          634,500        894,272         0.7
    METALS - NON-FERROUS
                                                                                        ------------
                                                                                           9,705,431
                                                                                        ------------
Energy (6.7%)
  CLP Holdings Ltd. .........................................   HK          1,059,000      4,825,131         3.9
    ELECTRICAL & GAS UTILITIES
  Manila Electric Co. "B" ...................................   PHIL          500,000      1,325,301         1.1
    ELECTRICAL & GAS UTILITIES
  PTT Exploration and Production Public Co., Ltd. -
   Foreign-/- ...............................................   THAI          164,600      1,249,632         1.0
    OIL
  Electricity Generating Public Co., Ltd. - Foreign-/- ......   THAI          535,900        832,775         0.7
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           8,232,839
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1017
                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (3.5%)
  New World Infrastructure Ltd.-/- ..........................   HK          2,000,000   $  2,297,515         1.8
    CONSTRUCTION
  Cheung Kong Infrastructure Holdings .......................   HK          1,000,000      1,890,933         1.5
    CONSTRUCTION
  Taiwan Semiconductor Manufacturing Co.-/- .................   TWN           125,000        258,362         0.2
    MACHINERY & ENGINEERING
                                                                                        ------------
                                                                                           4,446,810
                                                                                        ------------
Consumer Non-Durables (1.9%)
  Foster's Brewing Group Ltd. ...............................   AUSL        1,012,600      2,389,097         1.9
                                                                                        ------------
    BEVERAGES - ALCOHOLIC
Technology (1.6%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ............   TWN           131,700      1,055,244         0.8
    COMPUTERS & PERIPHERALS
  Compeq Manufacturing Co., Ltd.-/- .........................   TWN           191,200      1,018,590         0.8
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           2,073,834
                                                                                        ------------
Health Care (0.5%)
  Cochlear Ltd. .............................................   AUSL          150,900        587,448         0.5
    HEALTH CARE SERVICES
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $143,745,670) ................                            114,039,654        91.8
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co.,
   due July 1, 1998, for an efffective yield of 5.70%,
   collateralized by $7,030,000 U.S. Treasury Bills, 5.75%
   due 12/31/98 (market value of collateral is $7,038,788,
   including accrued interest). (cost $6,898,000)  ..........                              6,898,000         5.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $150,643,670)  * ....................                            120,937,654        97.3
Other Assets and Liabilities ................................                              3,355,046         2.7
                                                                                        ------------       -----

NET ASSETS ..................................................                           $124,292,700       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $151,742,022 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   4,617,724
                 Unrealized depreciation:           (35,422,092)
                                                  -------------
                 Net unrealized depreciation:     $ (30,804,368)
                                                  -------------
                                                  -------------

    Abbreviations:
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1018
                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at June 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Australia (AUSL/AUD) .................   33.6                  33.6
Hong Kong (HK/HKD) ...................   37.0                  37.0
India (IND/INR) ......................    1.4                   1.4
Malaysia (MAL/MYR) ...................    1.9                   1.9
New Zealand (NZ/NZD) .................    1.4                   1.4
Philippines (PHIL/PHP) ...............    2.7                   2.7
Singapore (SING/SGD) .................    8.6                   8.6
Taiwan (TWN/TWD) .....................    3.5                   3.5
Thailand (THAI/THB) ..................    1.7                   1.7
United States (US/USD) ...............               8.2        8.2
                                        ------       ---      -----
Total  ...............................   91.8        8.2      100.0
                                        ------       ---      -----
                                        ------       ---      -----

--------------

{d}  Percentages indicated are based on net assets of $124,292,700.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACT OUTSTANDING
                                 JUNE 30, 1998

                                          MARKET VALUE
                                             (U.S.       CONTRACT  DELIVERY   UNREALIZED
CONTRACT TO SELL:                           DOLLARS)      PRICE      DATE    APPRECIATION
----------------------------------------  ------------   --------  --------  -------------
Australian Dollars......................    5,792,879     1.52036  07/14/98   $   343,835
                                          ------------                       -------------
  Total Contract to Sell (Receivable
   amount $6,136,714)...................    5,792,879                             343,835
                                          ------------                       -------------
THE VALUE OF CONTRACT TO SELL AS
 PERCENTAGE OF NET ASSETS IS 4.66%
  Total Open Forward Foreign Currency
   Contract.............................                                      $   343,835
                                                                             -------------
                                                                             -------------

    The accompanying notes are an integral part of the financial statements.

         1019
                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $150,643,670) (Note 1)..........................  $120,937,654
  U.S. currency..................................................................  $     189
  Foreign currencies (cost $8,517,849)...........................................  8,259,284    8,259,473
                                                                                   ---------
  Receivable for securities sold............................................................    7,665,166
  Dividends receivable......................................................................      596,708
  Receivable for open forward foreign currency contracts....................................      343,835
  Receivable from A I M Advisors, Inc.......................................................      337,887
  Receivable for Fund shares sold...........................................................      145,782
  Interest receivable.......................................................................        1,092
                                                                                              -----------
    Total assets............................................................................  138,287,597
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................    9,408,146
  Payable for securities purchased..........................................................    3,757,964
  Payable for investment management and administration fees (Note 2)........................      366,742
  Payable for transfer agent fees (Note 2)..................................................      163,275
  Payable for custodian fees................................................................       76,620
  Payable for printing and postage expenses.................................................       68,011
  Payable for service and distribution expenses (Note 2)....................................       58,543
  Payable for professional fees.............................................................       38,892
  Payable for registration and filing fees..................................................       18,624
  Payable for fund accounting fees (Note 2).................................................        2,078
  Payable for Trustees' fees and expenses (Note 2)..........................................        1,694
  Other accrued expenses....................................................................       34,308
                                                                                              -----------
    Total liabilities.......................................................................   13,994,897
                                                                                              -----------
Net assets..................................................................................  $124,292,700
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($86,769,083 DIVIDED BY 17,308,641 shares
 outstanding)...............................................................................  $      5.01
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/94.5 of $5.01) *......................................  $      5.30
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($36,779,247 DIVIDED BY 7,593,164 shares
 outstanding)...............................................................................  $      4.84
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($744,370 DIVIDED
 BY 148,367 shares outstanding).............................................................  $      5.02
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $218,876,228
  Undistributed net investment income.......................................................      903,288
  Accumulated net realized loss on investments and foreign currency transactions............  (65,853,447)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................       72,647
  Net unrealized depreciation of investments................................................  (29,706,016)
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $124,292,700
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1020
                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income:
  Dividend income (net of foreign withholding tax of $89,177) (Note 1)......................  $ 2,353,281
  Interest income...........................................................................      316,124
  Securities lending income.................................................................      144,671
                                                                                              -----------
    Total investment income.................................................................    2,814,076
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................      848,177
  Transfer agent fees (Note 2)..............................................................      588,000
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $  216,644
    Class B.....................................................................     241,418      458,062
                                                                                  ----------
  Custodian fees............................................................................      113,500
  Registration and filing fees..............................................................       72,400
  Printing and postage expenses.............................................................       52,075
  Legal fees................................................................................       39,760
  Audit fees................................................................................       25,929
  Fund accounting fees (Note 2).............................................................       22,357
  Trustees' fees and expenses (Note 2)......................................................        6,516
  Other expenses (Note 1)...................................................................       82,578
                                                                                              -----------
    Total expenses before reductions........................................................    2,309,354
                                                                                              -----------
      Expenses reimbursed by A I M Advisors, Inc. (Note 2)..................................     (337,887)
      Expense reductions (Note 5)...........................................................      (60,679)
                                                                                              -----------
    Total net expenses......................................................................    1,910,788
                                                                                              -----------
Net investment income.......................................................................      903,288
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments..............................................  (19,697,597)
  Net realized gain on foreign currency transactions............................   2,092,223
                                                                                  ----------
    Net realized loss during the period.....................................................  (17,605,374)
  Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies........................................................  (1,217,598)
  Net change in unrealized depreciation of investments..........................  (10,343,511)
                                                                                  ----------
    Net unrealized depreciation during the period...........................................  (11,561,109)
                                                                                              -----------
Net realized and unrealized loss on investments and foreign currencies......................  (29,166,483)
                                                                                              -----------
Net decrease in net assets resulting from operations........................................  $(28,263,195)
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

         1021
                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                  ENDED        YEAR ENDED
                                                                              JUNE 30, 1998   DECEMBER 31,
                                                                               (UNAUDITED)        1997
                                                                              -------------  --------------
Decrease in net assets
Operations:
  Net investment income.....................................................   $   903,288   $      864,307
  Net realized loss on investments and foreign currency transactions........   (17,605,374)     (48,653,550)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................    (1,217,598)       1,286,651
  Net change in unrealized depreciation of investments......................   (10,343,511)    (113,591,619)
                                                                              -------------  --------------
    Net decrease in net assets resulting from operations....................   (28,263,195)    (160,094,211)
                                                                              -------------  --------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --         (427,042)
  From net realized gain on investments.....................................            --      (15,152,919)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --               --
  From net realized gain on investments.....................................            --       (6,636,532)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --          (13,447)
  From net realized gain on investments.....................................            --         (179,887)
                                                                              -------------  --------------
    Total distributions.....................................................            --      (22,409,827)
                                                                              -------------  --------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........................   768,827,723    1,697,761,633
  Decrease from capital shares repurchased..................................  (809,387,115)  (1,836,766,167)
                                                                              -------------  --------------
    Net decrease from capital share transactions............................   (40,559,392)    (139,004,534)
                                                                              -------------  --------------
Total decrease in net assets................................................   (68,822,587)    (321,508,572)
Net assets:
  Beginning of period.......................................................   193,115,287      514,623,859
                                                                              -------------  --------------
  End of period  *..........................................................   $124,292,700  $  193,115,287
                                                                              -------------  --------------
                                                                              -------------  --------------
 * Includes undistributed net investment income of..........................   $   903,288   $           --
                                                                              -------------  --------------
                                                                              -------------  --------------

    The accompanying notes are an integral part of the financial statements.

         1022
                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)      1994        1993
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $    6.48    $   13.12   $   12.47   $   12.10   $   15.86   $   10.31
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         0.03*        0.05        0.02        0.11        0.02       (0.03)
  Net realized and unrealized gain
   (loss) on investments................        (1.50)       (5.84)       2.44        0.79       (3.15)       6.23
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............        (1.47)       (5.79)       2.46        0.90       (3.13)       6.20
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --        (0.03)         --       (0.10)      (0.01)         --
  From net realized gain on
   investments..........................           --        (0.82)      (1.81)      (0.43)      (0.55)      (0.65)
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.07)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................           --        (0.85)      (1.81)      (0.53)      (0.63)      (0.65)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $    5.01    $    6.48   $   13.12   $   12.47   $   12.10   $   15.86
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       (22.69)%(b)    (44.24)%     20.04%      7.45%    (19.73)%     60.61%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  86,769    $ 135,807   $ 361,244   $ 383,722   $ 404,680   $ 498,898
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.21%(a)      0.41%      0.17%       0.91%       0.11%       (0.3)%
  Without expense reductions and/or
   reimbursement........................         0.75%(a)      0.14%      0.04%       0.86%        N/A         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.92%(a)      1.66%      1.86%       1.89%       1.81%        1.9%
  Without expense reductions and/or
   reimbursement........................         2.38%(a)      1.93%      1.99%       1.94%        N/A         N/A
Ratio of interest expense to average net
 assets++++.............................         0.09%(a)       N/A        N/A         N/A         N/A         N/A
Portfolio turnover rate++++.............           92%(a)        80%        93%         63%         87%        117%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement of Fund operating expenses per share of $0.01. N/A Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1023
                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            JUNE 30,                YEAR ENDED DECEMBER 31,                   TO
                                              1998       ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)      1994         1993
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    6.28    $   12.80   $   12.29   $   11.96   $   15.79     $   11.27
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.02*       (0.03)      (0.06)       0.03       (0.06)        (0.10)
  Net realized and unrealized gain
   (loss) on investments................        (1.46)       (5.67)       2.38        0.75       (3.15)         5.27
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............        (1.44)       (5.70)       2.32        0.78       (3.21)         5.17
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --           --          --       (0.02)         --            --
  From net realized gain on
   investments..........................           --        (0.82)      (1.81)      (0.43)      (0.55)        (0.65)
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.07)           --
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Total distributions.................           --        (0.82)      (1.81)      (0.45)      (0.62)        (0.65)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $    4.84    $    6.28   $   12.80   $   12.29   $   11.96     $   15.79
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............       (22.77)%(b)    (44.65)%     19.28%      6.54%    (20.30)%       46.30%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  36,779    $  55,820   $ 151,805   $ 130,887   $ 120,171     $  72,122
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         0.56%(a)     (0.24)%     (0.48)%      0.26%     (0.54)%        (0.9)%(a)
  Without expense reductions and/or
   reimbursement........................         0.10%(a)     (0.51)%     (0.61)%      0.21%       N/A           N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         2.57%(a)      2.31%      2.51%       2.54%       2.46%          2.5%(a)
  Without expense reductions and/or
   reimbursement........................         3.03%(a)      2.58%      2.64%       2.59%        N/A           N/A
Ratio of interest expense to average net
 assets++++.............................         0.09%(a)       N/A        N/A         N/A         N/A           N/A
Portfolio turnover rate++++.............           92%(a)        80%        93%         63%         87%          117%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement of Fund operating expenses per share of $0.01. N/A Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1024
                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             ADVISOR CLASS+++
                                          ------------------------------------------------------
                                            SIX MONTHS
                                              ENDED       YEAR ENDED DECEMBER 31,  JUNE 1, 1995
                                             JUNE 30,                                   TO
                                               1998       -----------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)     1996 (D)     1995 (D)
                                          --------------  -----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    6.45      $   13.16   $   12.45     $   12.89
                                          --------------  -----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.04*          0.08        0.07          0.09
  Net realized and unrealized gain
   (loss) on investments................        (1.47)         (5.89)       2.45          0.05
                                          --------------  -----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............        (1.43)         (5.81)       2.52          0.14
                                          --------------  -----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --          (0.08)         --         (0.15)
  From net realized gain on
   investments..........................           --          (0.82)      (1.81)        (0.43)
  In excess of net realized gain on
   investments..........................           --             --          --            --
                                          --------------  -----------  ----------  -------------
    Total distributions.................           --          (0.90)      (1.81)        (0.58)
                                          --------------  -----------  ----------  -------------
Net asset value, end of period..........    $    5.02      $    6.45   $   13.16     $   12.45
                                          --------------  -----------  ----------  -------------
                                          --------------  -----------  ----------  -------------

Total investment return (c).............       (22.17)%)(b)     (44.26)%     20.56%        1.07%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     744      $   1,488   $   1,575     $     935
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.56 %(a)       0.76%      0.52%         1.26%(a)
  Without expense reductions and/or
   reimbursement........................         1.10 %(a)       0.49%      0.39%         1.21%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.57 %(a)       1.31%      1.51%         1.54%(a)
  Without expense reductions and/or
   reimbursement........................         2.03 %(a)       1.58%      1.64%         1.59%(a)
Ratio of interest expense to average net
 assets++++.............................         0.09 %(a)        N/A        N/A           N/A
Portfolio turnover rate++++.............           92 %(a)         80%        93%           63%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement of Fund operating expenses per share of $0.01. N/A Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1025
                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                         NOTES TO FINANCIAL STATEMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM New Pacific Growth Fund (the "Fund" formerly, GT Global New Pacific Growth
Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series ). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income securities are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for securities of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

         1026
                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option in extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S.government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of approximately $26,982,549 were on loan to brokers. The loans were secured by cash collateral of $28,586,659, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to

         1027
                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $144,671.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $3,081,427 which expires in 2005.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $6,571,267 with a weighted average interest rate of 6.33%. Interest expense for the period ended June 30, 1998, was $69,364, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of average daily net assets on the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales were made. For the period ended June 30, 1998, AIM Distributors retained $3,202 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon

         1028
                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

redemption, in accordance with the Fund's current prospectus. AIM Distributors and GT Global collected such CDSCs in the amount of $10,090 and $2,399, respectively for the period ended June 30, 1998. AIM Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $13,651 and $124,324, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Funds. Under the Class A Plan, the Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% of the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $73,078,048 and $101,866,381, respectively. There were no purchases or sales of U.S. government obligations during the period.

         1029
                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                                     SIX MONTHS ENDED
                                                                      JUNE 30, 1998                         YEAR ENDED
                                                                       (UNAUDITED)                       DECEMBER 31, 1997
                                                              ------------------------------     ---------------------------------
CLASS A                                                          SHARES           AMOUNT            SHARES             AMOUNT
------------------------------------------------------------  ------------     -------------     -------------     ---------------
Shares sold.................................................   112,119,757     $ 661,452,247       110,903,994     $ 1,213,154,082
Shares issued in connection with reinvestment of
  distributions.............................................            --                --         2,058,341          13,577,615
                                                              ------------     -------------     -------------     ---------------
                                                               112,119,757       661,452,247       112,962,335       1,226,731,697
Shares repurchased..........................................  (115,779,632)     (692,548,182)     (119,529,679)     (1,324,924,362)
                                                              ------------     -------------     -------------     ---------------
Net decrease................................................    (3,659,875)    $ (31,095,935)       (6,567,344)    $   (98,192,665)
                                                              ------------     -------------     -------------     ---------------
                                                              ------------     -------------     -------------     ---------------

CLASS B
------------------------------------------------------------
Shares sold.................................................    14,719,157     $  83,694,422        37,888,593     $   423,842,967
Shares issued in connection with reinvestment of
  distributions.............................................            --                --           856,732           5,478,474
                                                              ------------     -------------     -------------     ---------------
                                                                14,719,157        83,694,422        38,745,325         429,321,441
Shares repurchased..........................................   (16,021,430)      (92,123,012)      (41,705,872)       (470,119,000)
                                                              ------------     -------------     -------------     ---------------
Net decrease................................................    (1,302,273)    $  (8,428,590)       (2,960,547)    $   (40,797,559)
                                                              ------------     -------------     -------------     ---------------
                                                              ------------     -------------     -------------     ---------------
ADVISOR CLASS
------------------------------------------------------------
Shares sold.................................................     4,413,141     $  23,681,054         4,493,439     $    41,526,678
Shares issued in connection with reinvestment of
  distributions.............................................            --                --            25,872             181,817
                                                              ------------     -------------     -------------     ---------------
                                                                 4,413,141        23,681,054         4,519,311          41,708,495
Shares repurchased..........................................    (4,495,633)      (24,715,921)       (4,408,085)        (41,722,805)
                                                              ------------     -------------     -------------     ---------------
Net increase (decrease).....................................       (82,492)    $  (1,034,867)          111,226     $       (14,310)
                                                              ------------     -------------     -------------     ---------------
                                                              ------------     -------------     -------------     ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period ended June 30, 1998, the Fund's expenses were reduced by $60,679 under these arrangements.

         1030
                        GT GLOBAL NEW PACIFIC GROWTH FUND

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global New Pacific Growth Fund, a series of shares of beneficial interest of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GT Global New Pacific Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

         1031
                       GT GLOBAL NEW PACIFIC GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (26.5%)
  Hong Kong Telecommunications Ltd. .........................   HK          7,039,964   $ 14,491,505         7.5
    TELEPHONE NETWORKS
  Brambles Industries Ltd. ..................................   AUSL          250,000      4,959,606         2.6
    BUSINESS & PUBLIC SERVICES
  Woolworths Ltd. ...........................................   AUSL        1,440,000      4,812,822         2.5
    RETAILERS-OTHER
  Telekom Malaysia Bhd. .....................................   MAL         1,500,000      4,440,154         2.3
    TELEPHONE NETWORKS
  China Telecom (Hong Kong) Ltd.-/- .........................   HK          2,358,000      4,047,416         2.1
    WIRELESS COMMUNICATIONS
  Singapore Press Holdings Ltd. - Foreign ...................   SING          302,000      3,786,215         2.0
    BROADCASTING & PUBLISHING
  Qantas Airways Ltd. .......................................   AUSL        1,770,000      3,132,009         1.6
    TRANSPORTATION - AIRLINES
  Genting Bhd. ..............................................   MAL         1,109,000      2,783,205         1.4
    LEISURE & TOURISM
  Telstra Corp. Ltd. ........................................   AUSL        1,293,300      2,730,010         1.4
    TELEPHONE NETWORKS
  Telecom Corporation of New Zealand Ltd. ...................   NZ            484,000      2,345,288         1.2
    TELEPHONE NETWORKS
  Philippine Long Distance Telephone Co. ....................   PHIL           85,290      1,876,380         1.0
    TELEPHONE - LONG DISTANCE
  Mahanagar Telephone Nigam Ltd. - GDR-/- {\/} ..............   IND           112,850      1,750,304         0.9
    TELECOM - OTHER
                                                                                        ------------
                                                                                          51,154,914
                                                                                        ------------
Finance (22.1%)
  Hang Seng Bank ............................................   HK            957,800      9,239,924         4.8
    BANKS-MONEY CENTER
  Australia & New Zealand Banking Group Ltd. ................   AUSL        1,370,000      9,050,621         4.7
    BANKS-REGIONAL
  Overseas-Chinese Banking Corp., Ltd. - Foreign ............   SING        1,139,000      6,632,323         3.4
    BANKS-REGIONAL
  Development Bank of Singapore - Foreign ...................   SING          712,000      6,091,979         3.1
    BANKS-MONEY CENTER
  HSBC Holdings PLC .........................................   HK            180,000      4,436,988         2.3
    BANKS-MONEY CENTER
  United Overseas Bank Ltd. - Foreign .......................   SING          773,000      4,294,444         2.2
    BANKS-MONEY CENTER
  City Developments Ltd. ....................................   SING          376,000      1,742,602         0.9
    REAL ESTATE
  State Bank of India Ltd. - GDR{\/} ........................   IND            76,100      1,360,288         0.7
    BANKS-REGIONAL
                                                                                        ------------
                                                                                          42,849,169
                                                                                        ------------
Multi-Industry/Miscellaneous (10.7%)
  Hutchison Whampoa .........................................   HK          1,500,000      9,408,273         4.9
    MULTI-INDUSTRY
  Pacific Dunlop Ltd. .......................................   AUSL        1,900,000      4,023,063         2.1
    MULTI-INDUSTRY

    The accompanying notes are an integral part of the financial statements.

         1032
                       GT GLOBAL NEW PACIFIC GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Citic Pacific Ltd. ........................................   HK            950,000   $  3,776,215         2.0
    CONGLOMERATE
  China Resources Enterprise Ltd. ...........................   HK          1,500,000      3,349,035         1.7
    CONGLOMERATE
                                                                                        ------------
                                                                                          20,556,586
                                                                                        ------------
Consumer Durables (10.0%)
  New World Development Co., Ltd. ...........................   HK          2,000,000      6,917,468         3.6
    HOUSING
  Cheung Kong (Holdings) Ltd. ...............................   HK            942,000      6,169,775         3.2
    HOUSING
  Sun Hung Kai Properties Ltd. ..............................   HK            880,000      6,132,800         3.2
    HOUSING
                                                                                        ------------
                                                                                          19,220,043
                                                                                        ------------
Capital Goods (7.0%)
  Cheung Kong Infrastructure Holdings .......................   HK          2,285,000      6,458,218         3.3
    CONSTRUCTION
  New World Infrastructure Ltd.-/- ..........................   HK          2,000,000      4,504,098         2.3
    CONSTRUCTION
  Venture Manufacturing Ltd. ................................   SING          640,000      1,787,285         0.9
    MACHINERY & ENGINEERING
  Harbin Power Equipment Co., Ltd. ..........................   HK          7,384,000        895,781         0.5
    ELECTRICAL PLANT/EQUIPMENT
                                                                                        ------------
                                                                                          13,645,382
                                                                                        ------------
Materials/Basic Industry (6.9%)
  Leighton Holdings Ltd. ....................................   AUSL        1,365,000      4,766,695         2.5
    BUILDING MATERIALS & COMPONENTS
  Broken Hill Proprietary Co., Ltd. .........................   AUSL          370,000      3,435,077         1.8
    MISC. MATERIALS & COMMODITIES
  Pasminco Ltd. .............................................   AUSL        2,500,000      2,866,636         1.5
    METALS - NON-FERROUS
  QNI Ltd. ..................................................   AUSL        3,160,000      2,099,941         1.1
    METALS - NON-FERROUS
                                                                                        ------------
                                                                                          13,168,349
                                                                                        ------------
Energy (6.4%)
  China Light & Power Co., Ltd. .............................   HK          1,059,000      5,876,879         3.0
    ELECTRICAL & GAS UTILITIES
  Hong Kong Electric Holdings Ltd. ..........................   HK            968,000      3,679,112         1.9
    ELECTRICAL & GAS UTILITIES
  Manila Electric Co. "B" ...................................   PHIL          500,000      1,675,000         0.9
    ELECTRICAL & GAS UTILITIES
  YTL Power International Bhd.-/- ...........................   MAL         1,395,000      1,073,629         0.6
    ENERGY SOURCES
                                                                                        ------------
                                                                                          12,304,620
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $192,261,568) ................                            172,899,063        89.6
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1033
                       GT GLOBAL NEW PACIFIC GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $43,535,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $43,575,836,
   including accrued interest). (cost $42,717,000) ..........                           $ 42,717,000        22.1
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $234,978,568)  * ....................                            215,616,063       111.7
Other Assets and Liabilities ................................                            (22,500,776)      (11.7)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $193,115,287       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $236,076,920 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   6,360,873
                 Unrealized depreciation:           (26,821,730)
                                                  -------------
                 Net unrealized depreciation:     $ (20,460,857)
                                                  -------------
                                                  -------------

    Abbreviation:
    GDR--Global Depositary Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Australia (AUSL/AUD) .................   21.8                     21.8
Hong Kong (HK/HKD) ...................   46.3                     46.3
India (IND/INR) ......................    1.6                      1.6
Malaysia (MAL/MYR) ...................    4.3                      4.3
New Zealand (NZ/NZD) .................    1.2                      1.2
Philippines (PHIL/PHP) ...............    1.9                      1.9
Singapore (SING/SGD) .................   12.5                     12.5
United States & Other (US/USD) .......               10.4         10.4
                                        ------      -----        -----
Total  ...............................   89.6        10.4        100.0
                                        ------      -----        -----
                                        ------      -----        -----

--------------

{d}  Percentages indicated are based on net assets of $193,115,287.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                          MARKET VALUE
                                             (U.S.       CONTRACT  DELIVERY   UNREALIZED
CONTRACTS TO SELL:                          DOLLARS)      PRICE      DATE    APPRECIATION
----------------------------------------  ------------   --------  --------  -------------
Australian Dollars......................    20,137,999    1.44937   2/24/98   $ 1,160,974
Singapore Dollars.......................     9,970,754    1.67140   3/17/98       140,530
                                          ------------                       -------------
  Total Contracts to Sell (Receivable
   amount $31,410,257)..................    30,108,753                          1,301,504
                                          ------------                       -------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 15.59%
  Total Open Forward Foreign Currency
   Contracts............................                                      $ 1,301,504
                                                                             -------------
                                                                             -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1034
                       GT GLOBAL NEW PACIFIC GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $192,261,568) (Note 1)............................  $172,899,063
  Repurchase agreement, at value and cost.....................................................   42,717,000
  U.S. currency....................................................................  $     896
  Foreign currencies (cost $732,774)...............................................    741,289      742,185
                                                                                     ---------
  Receivable for open forward foreign currency contracts......................................    1,301,504
  Dividends and dividend withholding tax reclaims receivable..................................      583,258
  Receivable for Fund shares sold.............................................................      540,345
  Receivable for securities sold..............................................................      153,396
  Miscellaneous receivable....................................................................       15,083
  Interest receivable.........................................................................        6,882
                                                                                                -----------
    Total assets..............................................................................  218,958,716
                                                                                                -----------
Liabilities:
  Payable for Fund shares repurchased.........................................................   24,103,460
  Payable for securities purchased............................................................    1,206,279
  Payable for investment management and administration fees (Note 2)..........................      163,399
  Payable for service and distribution expenses (Note 2)......................................       89,450
  Payable for printing and postage expenses...................................................       86,532
  Payable for transfer agent fees (Note 2)....................................................       84,573
  Payable for professional fees...............................................................       38,325
  Payable for custodian fees..................................................................       33,378
  Payable for registration and filing fees....................................................       21,314
  Payable for fund accounting fees (Note 2)...................................................        4,340
  Payable for Trustees' fees and expenses (Note 2)............................................        3,557
  Other accrued expenses......................................................................        8,822
                                                                                                -----------
    Total liabilities.........................................................................   25,843,429
                                                                                                -----------
Net assets....................................................................................  $193,115,287
                                                                                                -----------
                                                                                                -----------
Class A:
Net asset value and redemption price per share ($135,807,280 DIVIDED BY 20,968,516 shares
 outstanding).................................................................................  $      6.48
                                                                                                -----------
                                                                                                -----------
Maximum offering price per share (100/95.25 of $6.48) *.......................................  $      6.80
                                                                                                -----------
                                                                                                -----------
Class B:+
Net asset value and offering price per share ($55,819,596 DIVIDED BY 8,895,437 shares
 outstanding).................................................................................  $      6.28
                                                                                                -----------
                                                                                                -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,488,411 DIVIDED
 BY 230,859 shares outstanding)...............................................................  $      6.45
                                                                                                -----------
                                                                                                -----------
Net assets consist of:
  Paid in capital (Note 4)....................................................................  $259,435,620
  Accumulated net realized loss on investments and foreign currency transactions..............  (48,248,073)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies.................................................................................    1,290,245
  Net unrealized depreciation of investments..................................................  (19,362,505)
                                                                                                -----------
Total -- representing net assets applicable to capital shares outstanding.....................  $193,115,287
                                                                                                -----------
                                                                                                -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1035
                       GT GLOBAL NEW PACIFIC GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income:
  Dividend income (net of foreign withholding tax of $412,339) (Note 1)....................  $  7,263,612
  Interest income..........................................................................       674,416
                                                                                             ------------
    Total investment income................................................................     7,938,028
                                                                                             ------------
Expenses:
  Investment management and administration fees (Note 2)...................................     3,736,264
  Service and distribution expenses: (Note 2)
    Class A..................................................................  $    942,945
    Class B..................................................................     1,119,211     2,062,156
                                                                               ------------
  Transfer agent fees (Note 2).............................................................     1,240,570
  Custodian fees...........................................................................       419,674
  Registration and filing fees.............................................................       138,810
  Printing and postage expenses............................................................       103,925
  Fund accounting fees (Note 2)............................................................        99,321
  Audit fees...............................................................................        58,095
  Legal fees...............................................................................        35,175
  Trustees' fees and expenses (Note 2).....................................................        10,532
  Other expenses (Note 1)..................................................................       213,092
                                                                                             ------------
    Total expenses before reductions.......................................................     8,117,614
                                                                                             ------------
      Expense reductions (Notes 1 & 5).....................................................    (1,043,893)
                                                                                             ------------
    Total net expenses.....................................................................     7,073,721
                                                                                             ------------
Net investment income......................................................................       864,307
                                                                                             ------------
Net realized and unrealized loss on investments and foreign currencies: (Note
  1)
  Net realized loss on investments...........................................   (48,105,392)
  Net realized loss on foreign currency transactions.........................      (548,158)
                                                                               ------------
    Net realized loss during the year......................................................   (48,653,550)
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies.........................................     1,286,651
  Net change in unrealized appreciation of investments.......................  (113,591,619)
                                                                               ------------
    Net unrealized depreciation during the year............................................  (112,304,968)
                                                                                             ------------
Net realized and unrealized loss on investments and foreign currencies.....................  (160,958,518)
                                                                                             ------------
Net decrease in net assets resulting from operations.......................................  $(160,094,211)
                                                                                             ------------
                                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

         1036
                       GT GLOBAL NEW PACIFIC GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................  $     864,307  $     (26,838)
  Net realized gain (loss) on investments and foreign currency
   transactions............................................................    (48,653,550)    94,284,448
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................      1,286,651           (106)
  Net change in unrealized appreciation (depreciation) of investments......   (113,591,619)    36,883,188
                                                                             -------------  -------------
    Net increase (decrease) in net assets resulting from operations........   (160,094,211)   131,140,692
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................       (427,042)            --
  From net realized gain on investments....................................    (15,152,919)   (44,900,913)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --             --
  From net realized gain on investments....................................     (6,636,532)   (18,754,735)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................        (13,447)            --
  From net realized gain on investments....................................       (179,887)      (250,756)
                                                                             -------------  -------------
    Total distributions....................................................    (22,409,827)   (63,906,404)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................  1,697,761,633  5,158,291,909
  Decrease from capital shares repurchased.................................  (1,836,766,167) (5,226,446,724)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................   (139,004,534)   (68,154,815)
                                                                             -------------  -------------
Total decrease in net assets...............................................   (321,508,572)      (920,527)
Net assets:
  Beginning of year........................................................    514,623,859    515,544,386
                                                                             -------------  -------------
  End of year *............................................................  $ 193,115,287  $ 514,623,859
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................  $          --  $          --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

         1037
                       GT GLOBAL NEW PACIFIC GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)      1994        1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   13.12   $   12.47   $   12.10   $   15.86   $   10.31
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.05        0.02        0.11        0.02       (0.03)
  Net realized and unrealized gain
   (loss) on investments................      (5.84)       2.44        0.79       (3.15)       6.23
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............      (5.79)       2.46        0.90       (3.13)       6.20
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.03)         --       (0.10)      (0.01)         --
  From net realized gain on
   investments..........................      (0.82)      (1.81)      (0.43)      (0.55)      (0.65)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.07)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.85)      (1.81)      (0.53)      (0.63)      (0.65)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    6.48   $   13.12   $   12.47   $   12.10   $   15.86
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............     (44.24)%     20.04%       7.45%     (19.73)%     60.61%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 135,807   $ 361,244   $ 383,722   $ 404,680   $ 498,898
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.41%       0.17%       0.91%       0.11%       (0.3)%
  Without expense reductions............       0.14%       0.04%       0.86%        N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.66%       1.86%       1.89%       1.81%        1.9%
  Without expense reductions............       1.93%       1.99%       1.94%        N/A         N/A
Portfolio turnover rate++++.............         80%         93%         63%         87%        117%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0066   $  0.0032         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1038
                       GT GLOBAL NEW PACIFIC GROWTH FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)    1995 (D)      1994         1993
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.80   $   12.29   $   11.96   $   15.79     $   11.27
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.03)      (0.06)       0.03       (0.06)        (0.10)
  Net realized and unrealized gain
   (loss) on investments................      (5.67)       2.38        0.75       (3.15)         5.27
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............      (5.70)       2.32        0.78       (3.21)         5.17
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.02)         --            --
  From net realized gain on
   investments..........................      (0.82)      (1.81)      (0.43)      (0.55)        (0.65)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.07)           --
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (0.82)      (1.81)      (0.45)      (0.62)        (0.65)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $    6.28   $   12.80   $   12.29   $   11.96     $   15.79
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............     (44.65)%     19.28%       6.54%     (20.30)%       46.30%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  55,820   $ 151,805   $ 130,887   $ 120,171     $  72,122
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.24)%     (0.48)%      0.26%      (0.54)%        (0.9)%(a)
  Without expense reductions............      (0.51)%     (0.61)%      0.21%        N/A           N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.31%       2.51%       2.54%       2.46%          2.5%(a)
  Without expense reductions............       2.58%       2.64%       2.59%        N/A           N/A
Portfolio turnover rate++++.............         80%         93%         63%         87%          117%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0066   $  0.0032         N/A         N/A           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1039
                       GT GLOBAL NEW PACIFIC GROWTH FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    ADVISOR CLASS+++
                                          -------------------------------------
                                           YEAR ENDED DECEMBER    JUNE 1, 1995
                                                   31,                 TO
                                          ----------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)     1995 (D)
                                          ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   13.16   $   12.45     $   12.89
                                          ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       0.08        0.07          0.09
  Net realized and unrealized gain
   (loss) on investments................      (5.89)       2.45          0.05
                                          ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............      (5.81)       2.52          0.14
                                          ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............      (0.08)         --         (0.15)
  From net realized gain on
   investments..........................      (0.82)      (1.81)        (0.43)
  In excess of net realized gain on
   investments..........................         --          --            --
                                          ----------  ----------  -------------
    Total distributions.................      (0.90)      (1.81)        (0.58)
                                          ----------  ----------  -------------
Net asset value, end of period..........  $    6.45   $   13.16     $   12.45
                                          ----------  ----------  -------------
                                          ----------  ----------  -------------

Total investment return (c).............     (44.26)%     20.56%         1.07%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   1,488   $   1,575     $     935
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.76%       0.52%         1.26%
  Without expense reductions............       0.49%       0.39%         1.21%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.31%       1.51%         1.54%(a)
  Without expense reductions............       1.58%       1.64%         1.59%(a)
Portfolio turnover rate++++.............         80%         93%           63%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0066   $  0.0032           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1040
                       GT GLOBAL NEW PACIFIC GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global New Pacific Growth Fund ("Fund") is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income securities are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for securities of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and

         1041
                       GT GLOBAL NEW PACIFIC GROWTH FUND

Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option in extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S.government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of approximately $9,252,981 were on loan to brokers. The loans were secured by cash collateral of $9,953,563, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1997, the Fund received securities lending fees of $756,559 which were used to reduce custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $3,081,427 which expires in 2005.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

         1042
                       GT GLOBAL NEW PACIFIC GROWTH FUND

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the year ended December 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $8,681,157 with a weighted average interest rate of 6.32%. Interest expense for the year ended December 31, 1997, was $193,664, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of average daily net assets on the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $21,605 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $42,069 for the year ended December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1997, GT Global collected CDSCs in the amount of $894,766. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and

         1043
                       GT GLOBAL NEW PACIFIC GROWTH FUND

a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% of the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $290,053,136 and $442,944,807, respectively. There were no purchases or sales of U.S. government obligations during the year.

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                                      YEAR ENDED                  YEAR ENDED
                                                                  DECEMBER 31, 1997           DECEMBER 31, 1996
                                                              --------------------------  --------------------------
CLASS A                                                         SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................  110,903,994  $1,213,154,082 285,658,529  $3,783,795,259
Shares issued in connection with reinvestment of
  distributions.............................................    2,058,341     13,577,615    2,934,435     37,677,963
                                                              -----------  -------------  -----------  -------------
                                                              112,962,335  1,226,731,697  288,592,964  3,821,473,222
Shares repurchased..........................................  (119,529,679) (1,324,924,362) (291,833,470) (3,895,314,036)
                                                              -----------  -------------  -----------  -------------
Net decrease................................................   (6,567,344) $ (98,192,665)  (3,240,506) $ (73,840,814)
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------
                                                                      YEAR ENDED                  YEAR ENDED
                                                                  DECEMBER 31, 1997           DECEMBER 31, 1996
                                                              --------------------------  --------------------------
CLASS B                                                         SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................   37,888,593  $ 423,842,967   96,986,480  $1,263,551,513
Shares issued in connection with reinvestment of
  distributions.............................................      856,732      5,478,474    1,241,219     15,565,185
                                                              -----------  -------------  -----------  -------------
                                                               38,745,325    429,321,441   98,227,699  1,279,116,698
Shares repurchased..........................................  (41,705,872)  (470,119,000) (97,020,480) (1,273,495,413)
                                                              -----------  -------------  -----------  -------------
Net increase (decrease).....................................   (2,960,547) $ (40,797,559)   1,207,219  $   5,621,285
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------
                                                                      YEAR ENDED                  YEAR ENDED
                                                                  DECEMBER 31, 1997           DECEMBER 31, 1996
                                                              --------------------------  --------------------------
ADVISOR CLASS                                                   SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................    4,493,439  $  41,526,678    4,311,411  $  57,463,326
Shares issued in connection with reinvestment of
  distributions.............................................       25,872        181,817       18,530        238,663
                                                              -----------  -------------  -----------  -------------
                                                                4,519,311     41,708,495    4,329,941     57,701,989
Shares repurchased..........................................   (4,408,085)   (41,722,805)  (4,285,455)   (57,637,275)
                                                              -----------  -------------  -----------  -------------
Net increase (decrease).....................................      111,226  $     (14,310)      44,486  $      64,714
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $287,334 under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended December 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.2886 per share (representing an approximate total of $7,701,422). The total amount of taxes paid by the Fund to such countries was approximately $.0155 per share (representing an approximate total of $412,339).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $20,539,592 as a capital gain dividend for the fiscal year ended December 31, 1997.

         1044

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (32.8%)
  SLM Holding Corp. .........................................   US             92,000   $  4,508,001         3.2
    OTHER FINANCIAL
  Chase Manhattan Corp. .....................................   US             55,600      4,197,797         3.0
    BANKS-MONEY CENTER
  Citicorp ..................................................   US             26,200      3,910,350         2.8
    BANKS-MONEY CENTER
  Travelers Group, Inc. .....................................   US             58,400      3,540,500         2.6
    INSURANCE - MULTI-LINE
  ING Groep N.V. ............................................   NETH           39,487      2,587,401         1.9
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ..................   UK            235,000      2,430,832         1.8
    INSURANCE - MULTI-LINE
  UBS AG - Registered-/- ....................................   SWTZ            6,521      2,426,573         1.7
    BANKS-MONEY CENTER
  Australia & New Zealand Banking Group Ltd. ................   AUSL          350,000      2,420,837         1.7
    BANKS-REGIONAL
  Nordbanken Holding AB .....................................   SWDN          325,006      2,385,403         1.7
    BANKS-REGIONAL
  Schroders PLC .............................................   UK             84,000      2,168,375         1.6
    BANKS-MONEY CENTER
  Abbey National PLC ........................................   UK            117,000      2,080,564         1.5
    BANKS-SUPER REGIONAL
  Lloyds TSB Group PLC ......................................   UK            139,000      1,946,093         1.4
    BANKS-REGIONAL
  ForeningsSparbanken AB ....................................   SWDN           59,720      1,798,231         1.3
    BANKS-REGIONAL
  Royal Bank of Canada ......................................   CAN            27,200      1,635,659         1.2
    BANKS-REGIONAL
  Bank Hapoalim Ltd.-/- .....................................   ISRL          437,400      1,324,623         1.0
    BANKS-REGIONAL
  HSBC Holdings PLC .........................................   HK             51,496      1,259,567         0.9
    BANKS-MONEY CENTER
  Old Mutual South Africa Trust PLC .........................   UK            661,500      1,253,636         0.9
    REAL ESTATE INVESTMENT TRUST
  State Bank of India Ltd. - Reg. S GDR-/- {c} {\/} .........   IND           104,140      1,228,852         0.9
    BANKS-REGIONAL
  Kokusai Securities Co., Ltd. ..............................   JPN           103,000      1,020,540         0.7
    SECURITIES BROKER
  Nichiei Co., Ltd. .........................................   JPN             9,900        675,895         0.5
    OTHER FINANCIAL
  United Overseas Bank Ltd. - Foreign .......................   SING          152,000        472,609         0.3
    BANKS-MONEY CENTER
  Kookmin Bank-/- ...........................................   KOR            73,781        274,659         0.2
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          45,546,997
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1045
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (24.1%)
  Federated Department Stores, Inc.-/- ......................   US             67,900   $  3,653,869         2.6
    RETAILERS-APPAREL
  Service Corporation International .........................   US             71,400      3,061,275         2.2
    CONSUMER SERVICES
  EMI Group PLC .............................................   UK            333,000      2,913,541         2.1
    LEISURE & TOURISM
  CVS Corp. .................................................   US             74,800      2,912,525         2.1
    RETAILERS-OTHER
  Woolworths Ltd. ...........................................   AUSL          813,000      2,650,099         1.9
    RETAILERS-OTHER
  EMAP PLC ..................................................   UK            118,000      2,387,978         1.7
    BROADCASTING & PUBLISHING
  Telecom Italia SpA ........................................   ITLY          321,900      2,353,629         1.7
    TELEPHONE NETWORKS
  Vodafone Group PLC ........................................   UK            182,000      2,311,087         1.7
    WIRELESS COMMUNICATIONS
  Telecom Corporation of New Zealand Ltd. - ADR{\/} .........   NZ             68,000      2,227,000         1.6
    TELEPHONE NETWORKS
  Koninklijke Ahold N.V. ....................................   NETH           56,959      1,829,704         1.3
    RETAILERS-FOOD
  Reuters Group PLC .........................................   UK            155,133      1,774,355         1.3
    BROADCASTING & PUBLISHING
  Telecel - Comunicacaoes Pessoais S.A. .....................   PORT            9,661      1,716,953         1.2
    WIRELESS COMMUNICATIONS
  SPT Telecom-/- ............................................   CZCH          121,000      1,670,473         1.2
    TELEPHONE NETWORKS
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           11,500      1,255,656         0.9
    TELEPHONE NETWORKS
  Telstra Corp. Ltd. - Installment Receipts .................   AUSL          333,100        856,224         0.6
    TELEPHONE NETWORKS
                                                                                        ------------
                                                                                          33,574,368
                                                                                        ------------
Health Care (10.1%)
  Warner-Lambert Co. ........................................   US             59,200      4,107,000         3.0
    PHARMACEUTICALS
  Bristol Myers Squibb Co. ..................................   US             30,900      3,551,569         2.6
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK            286,418      2,134,146         1.5
    PHARMACEUTICALS
  Roche Holding AG ..........................................   SWTZ              189      1,857,452         1.3
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR-/- {c} {\/} ................   HGRY           16,200      1,291,950         0.9
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN            39,000      1,040,790         0.8
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          13,982,907
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1046
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (7.0%)
  Monsanto Co. ..............................................   US             56,200   $  3,140,175         2.3
    CHEMICALS
  Millenium Chemicals, Inc. .................................   US             79,400      2,689,675         1.9
    CHEMICALS
  Akzo Nobel N.V. ...........................................   NETH            8,790      1,955,351         1.4
    CHEMICALS
  Imperial Chemical Industries PLC - ADR{\/} ................   UK             29,400      1,896,300         1.4
    CHEMICALS
                                                                                        ------------
                                                                                           9,681,501
                                                                                        ------------
Technology (5.1%)
  Compaq Computer Corp. .....................................   US             99,200      2,814,800         2.0
    COMPUTERS & PERIPHERALS
  Intel Corp. ...............................................   US             36,900      2,735,213         2.0
    SEMICONDUCTORS
  Texas Instruments, Inc. ...................................   US             25,844      1,507,028         1.1
    SEMICONDUCTORS
                                                                                        ------------
                                                                                           7,057,041
                                                                                        ------------
Consumer Durables (4.6%)
  Ford Motor Co. ............................................   US             30,400      1,793,600         1.3
    AUTOMOBILES
  Futuris Corp., Ltd. .......................................   AUSL        2,000,000      1,763,318         1.3
    AUTO PARTS
  Volvo AB "B" ..............................................   SWDN           51,200      1,525,626         1.1
    AUTOMOBILES
  Mabuchi Motor Co., Ltd. ...................................   JPN            20,000      1,272,872         0.9
    AUTOMOBILES
                                                                                        ------------
                                                                                           6,355,416
                                                                                        ------------
Consumer Non-Durables (4.4%)
  Diageo PLC ................................................   UK            164,160      1,946,128         1.4
    BEVERAGES - ALCOHOLIC
  RJR Nabisco Holdings Corp. ................................   US             61,300      1,455,875         1.1
    TOBACCO
  Asahi Breweries Ltd. ......................................   JPN            95,000      1,202,358         0.9
    BEVERAGES - ALCOHOLIC
  Gucci Group - NY Registered Shares{\/} ....................   NETH           16,600        879,800         0.6
    TEXTILES & APPAREL
  Amway Japan Ltd. ..........................................   JPN            55,400        588,978         0.4
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           6,073,139
                                                                                        ------------
Capital Goods (3.8%)
  Textron, Inc. .............................................   US             34,500      2,473,219         1.8
    AEROSPACE/DEFENSE
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR              8,310      1,692,187         1.2
    TELECOM EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

         1047
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (Continued)
  Canon, Inc. ...............................................   JPN            50,000   $  1,139,076         0.8
    OFFICE EQUIPMENT
                                                                                        ------------
                                                                                           5,304,482
                                                                                        ------------
Energy (3.3%)
  Shell Transport & Trading Co., PLC ........................   UK            265,000      1,867,257         1.3
    OIL
  Petroleum Geo-Services ASA-/- .............................   NOR            49,240      1,536,440         1.1
    ENERGY EQUIPMENT & SERVICES
  Petroleo Brasileiro S.A. (Petrobras) - ADR{\/} ............   BRZL           64,800      1,198,800         0.9
    GAS PRODUCTION & DISTRIBUTION
                                                                                        ------------
                                                                                           4,602,497
                                                                                        ------------
Multi-Industry/Miscellaneous (0.6%)
  Shanghai Industrial Holdings Ltd. .........................   HK            370,000        871,571         0.6
    MULTI-INDUSTRY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $109,904,796) ................                            133,049,919        95.8
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Co., due July
   1, 1998, for an effective yield of 5.70%, collateralized
   by $11,960,000 U.S. Treasury Bills, 5.75% due 12/31/98
   (market value of collateral is $11,974,950, including
   accrued interest). (cost $11,738,000)  ...................                             11,738,000         8.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $121,642,796)  * ....................                            144,787,919       104.2
Other Assets and Liabilities ................................                             (5,861,658)       (4.2)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $138,926,261       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {c}  Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          *  For Federal income tax purposes, cost is $122,098,557 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  30,443,660
                 Unrealized depreciation:            (7,754,298)
                                                  -------------
                 Net unrealized appreciation:     $  22,689,362
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depositary Receipt
             GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1048
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at June 30, 1998, was concentrated in the following countries:

                                          PERCENTAGE OF NET ASSETS {D}
                                        --------------------------------
                                                     SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)      EQUITY       & OTHER    TOTAL
--------------------------------------  ----------   -----------  ------
Australia (AUSL/AUD) .................      5.5                      5.5
Brazil (BRZL/BRL) ....................      1.8                      1.8
Canada (CAN/CAD) .....................      1.2                      1.2
Czech Republic (CZCH/CSK) ............      1.2                      1.2
France (FR/FRF) ......................      1.2                      1.2
Hong Kong (HK/HKD) ...................      1.5                      1.5
Hungary (HGRY/HUF) ...................      0.9                      0.9
India (IND/INR) ......................      0.9                      0.9
Israel (ISRL/ILS) ....................      1.0                      1.0
Italy (ITLY/ITL) .....................      1.7                      1.7
Japan (JPN/JPY) ......................      5.0                      5.0
Korea (KOR/KRW) ......................      0.2                      0.2
Netherlands (NETH/NLG) ...............      5.2                      5.2
New Zealand (NZ/NZD) .................      1.6                      1.6
Norway (NOR/NOK) .....................      1.1                      1.1
Portugal (PORT/PTE) ..................      1.2                      1.2
Singapore (SING/SGD) .................      0.3                      0.3
Sweden (SWDN/SEK) ....................      4.1                      4.1
Switzerland (SWTZ/CHF) ...............      3.0                      3.0
United Kingdom (UK/GBP) ..............     19.6                     19.6
United States (US/USD) ...............     37.6           4.2       41.8
                                          -----           ---     ------
Total  ...............................     95.8           4.2      100.0
                                          -----           ---     ------
                                          -----           ---     ------

--------------

{d}  Percentages indicated are based on net assets of $138,926,261.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                           JUNE 30, 1998 (UNAUDITED)

                                            MARKET
                                            VALUE
                                            (U.S.      CONTRACT   DELIVERY  UNREALIZED
CONTRACTS TO SELL:                         DOLLARS)      PRICE     DATE    APPRECIATION
----------------------------------------  ----------   ---------  -------  -------------
British Pounds..........................   5,337,595     0.59400  7/20/98   $    49,605
French Francs...........................   1,094,325     5.94360   8/6/98        16,113
Japanese Yen............................   2,254,774   130.50000   8/6/98       120,705
Japanese Yen............................   2,256,752   130.86000  8/12/98       112,192
Swiss Francs............................   1,131,122     1.47770  9/21/98        19,314
                                          ----------                       -------------
  Total Contracts to Sell (Receivable
   amount $12,392,497)..................  12,074,568                        $   317,929
                                          ----------                       -------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 8.69%
  Total Open Forward Foreign Currency
   Contracts............................                                    $   317,929
                                                                           -------------
                                                                           -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1049
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $121,642,796) (Note 1).............................  $144,787,919
  U.S. currency.....................................................................  $     701
  Foreign currencies (cost $11,376).................................................     11,376       12,077
                                                                                      ---------
  Receivable for open forward foreign currency contracts (Note 1)..............................      317,929
  Dividends and dividend withholding tax reclaims receivable...................................      285,982
  Receivable for Fund shares sold..............................................................        7,508
  Interest receivable..........................................................................        1,859
                                                                                                 -----------
    Total assets...............................................................................  145,413,274
                                                                                                 -----------
Liabilities:
  Payable for Fund shares repurchased..........................................................    5,999,730
  Payable for investment management and administration fees (Note 2)...........................      114,066
  Payable for transfer agent fees (Note 2).....................................................      110,943
  Payable for printing and postage expenses....................................................       92,874
  Payable for service and distribution expenses (Note 2).......................................       63,646
  Payable for custodian fees...................................................................       30,896
  Payable for professional fees................................................................       28,206
  Payable for securities purchased.............................................................       25,005
  Payable for registration and filing fees.....................................................       10,549
  Payable for Trustees' fees and expenses (Note 2).............................................        4,581
  Payable for fund accounting fees (Note 2)....................................................        2,102
  Other accrued expenses.......................................................................        4,415
                                                                                                 -----------
    Total liabilities..........................................................................    6,487,013
                                                                                                 -----------
Net assets.....................................................................................  $138,926,261
                                                                                                 -----------
                                                                                                 -----------
Class A:
Net asset value and redemption price per share ($95,789,457 DIVIDED BY 6,010,096 shares
 outstanding)..................................................................................  $     15.94
                                                                                                 -----------
                                                                                                 -----------
Maximum offering price per share (100/94.5 of $15.94) *........................................  $     16.87
                                                                                                 -----------
                                                                                                 -----------
Class B:+
Net asset value and offering price per share ($41,963,181 DIVIDED BY 2,762,324 shares
 outstanding)..................................................................................  $     15.19
                                                                                                 -----------
                                                                                                 -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,173,623 DIVIDED
 BY 72,854 shares outstanding).................................................................  $     16.11
                                                                                                 -----------
                                                                                                 -----------
Net assets consist of:
  Paid in capital (Note 4).....................................................................  $103,912,599
  Undistributed net investment income..........................................................      167,690
  Accumulated net realized gain on investments and foreign currency transactions...............   11,383,706
  Net unrealized appreciation on translation of assets and liabilities in foreign currencies...      317,143
  Net unrealized appreciation of investments...................................................   23,145,123
                                                                                                 -----------
Total -- representing net assets applicable to capital shares outstanding......................  $138,926,261
                                                                                                 -----------
                                                                                                 -----------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1050
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $128,555)...............................  $1,344,061
  Interest income............................................................................     211,993
  Securities lending income..................................................................      60,268
                                                                                               ----------
    Total investment income..................................................................   1,616,322
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................     730,851
  Service and distribution expenses: (Note 2)
    Class A.......................................................................  $ 179,462
    Class B.......................................................................    224,655     404,117
                                                                                    ---------
  Transfer agent fees (Note 2)...............................................................     215,028
  Custodian fees.............................................................................      49,232
  Printing and postage expenses (Note 2).....................................................      34,933
  Registration and filing fees...............................................................      34,503
  Audit fees.................................................................................      24,978
  Legal fees.................................................................................      20,747
  Fund accounting fees.......................................................................      20,266
  Trustees' fees and expenses (Note 2).......................................................       6,154
  Other expenses (Note 1)....................................................................       6,048
                                                                                               ----------
    Total expenses before reductions.........................................................   1,546,857
                                                                                               ----------
      Expense reductions (Note 5)............................................................      (2,929)
                                                                                               ----------
    Total net expenses.......................................................................   1,543,928
                                                                                               ----------
Net investment income........................................................................      72,394
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments................................................  9,255,158
  Net realized gain on foreign currency transactions..............................    745,466
                                                                                    ---------
    Net realized gain during the period......................................................  10,000,624
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies..........................................................   (341,260)
  Net change in unrealized appreciation of investments............................  7,779,189
                                                                                    ---------
    Net unrealized appreciation during the period............................................   7,437,929
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies.......................  17,438,553
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $17,510,947
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

         1051
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                  ENDED       YEAR ENDED
                                                                              JUNE 30, 1998  DECEMBER 31,
                                                                               (UNAUDITED)       1997
                                                                              -------------  -------------
Decrease in net assets
Operations:
  Net investment income.....................................................   $    72,394    $   212,595
  Net realized gain on investments and foreign currency transactions........    10,000,624     28,144,058
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................      (341,260)       162,616
  Net change in unrealized appreciation (depreciation) of investments.......     7,779,189    (11,824,112)
                                                                              -------------  -------------
    Net increase in net assets resulting from operations....................    17,510,947     16,695,157
                                                                              -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --       (109,138)
  From net realized gain on investments.....................................            --    (22,666,381)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................            --    (10,444,406)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --         (8,161)
  From net realized gain on investments.....................................            --       (358,231)
                                                                              -------------  -------------
    Total distributions.....................................................            --    (33,586,317)
                                                                              -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........................   206,230,402    243,618,368
  Decrease from capital shares repurchased..................................  (236,221,895)  (256,140,244)
                                                                              -------------  -------------
    Net decrease from capital share transactions............................   (29,991,493)   (12,521,876)
                                                                              -------------  -------------
Total decrease in net assets................................................   (12,480,546)   (29,413,036)
Net assets:
  Beginning of period.......................................................   151,406,807    180,819,843
                                                                              -------------  -------------
  End of period *...........................................................   $138,926,261   $151,406,807
                                                                              -------------  -------------
                                                                              -------------  -------------
 * Includes undistributed net investment income of..........................   $   167,690    $    95,296
                                                                              -------------  -------------
                                                                              -------------  -------------

    The accompanying notes are an integral part of the financial statements.

         1052
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)    1997     1996 (D)    1995 (D)      1994      1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.26    $   16.71   $   16.82   $   15.53   $   17.47   $   14.47
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         0.02         0.05        0.03          --          --        0.04
  Net realized and unrealized gain
   (loss) on investments................         1.66         1.55        1.79        1.74       (1.16)       3.92
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         1.68         1.60        1.82        1.74       (1.16)       3.96
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --        (0.02)         --          --          --          --
  From net realized gain on
   investments..........................           --        (4.03)      (1.93)      (0.45)      (0.78)      (0.96)
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................           --        (4.05)      (1.93)      (0.45)      (0.78)      (0.96)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $   15.94    $   14.26   $   16.71   $   16.82   $   15.53   $   17.47
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        11.78%(b)     10.00%     10.92%      11.23%      (6.65)%      27.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  95,789    $ 103,769   $ 125,556   $ 145,982   $ 182,467   $ 193,997
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.28%(a)      0.32%      0.14%      (0.06)%     (0.01)%       0.9%
  Without expense reductions............         0.28%(a)      0.23%      0.06%      (0.12)%     (0.04)%       N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.87%(a)      1.73%      1.72%       1.87%       1.81%        1.9%
  Without expense reductions............         1.87%(a)      1.82%      1.80%       1.93%       1.84%        N/A
Portfolio turnover rate++++.............           34%(a)        92%        80%        113%         86%         92%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1053
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            JUNE 30,                YEAR ENDED DECEMBER 31,                   TO
                                              1998       ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)    1997     1996 (D)    1995 (D)      1994       1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   13.64    $   16.23   $   16.50   $   15.34   $   17.39     $   15.67
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........        (0.03)       (0.05)      (0.09)      (0.12)      (0.11)        (0.04)
  Net realized and unrealized gain
   (loss) on investments................         1.58         1.49        1.75        1.73       (1.16)         2.72
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         1.55         1.44        1.66        1.61       (1.27)         2.68
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --           --          --          --          --            --
  From net realized gain on
   investments..........................           --        (4.03)      (1.93)      (0.45)      (0.78)        (0.96)
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Total distributions.................           --        (4.03)      (1.93)      (0.45)      (0.78)        (0.96)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $   15.19    $   13.64   $   16.23   $   16.50   $   15.34     $   17.39
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............        11.45%(b)      9.22%     10.16%      10.52%      (7.32)%        17.3%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  41,963    $  45,010   $  52,809   $  56,095   $  52,567     $  20,592
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......        (0.37)%(a)     (0.33)%     (0.51)%     (0.71)%     (0.66)%        (0.4)%(a)
  Without expense reductions............        (0.37)%(a)     (0.42)%     (0.59)%     (0.77)%     (0.69)%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         2.52%(a)      2.38%      2.37%       2.52%       2.46%          2.5%(a)
  Without expense reductions............         2.52%(a)      2.47%      2.45%       2.58%       2.49%          N/A
Portfolio turnover rate++++.............           34%(a)        92%        80%        113%         86%           92%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1054
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            ADVISOR CLASS+++
                                          -----------------------------------------------------
                                            SIX MONTHS
                                              ENDED        YEAR ENDED DECEMBER    JUNE 1, 1995
                                             JUNE 30,              31,                 TO
                                               1998       ----------------------  DECEMBER 31,
                                          (UNAUDITED) (D)    1997      1996 (D)       1995
                                          --------------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.38     $   16.81   $   16.86     $   15.26
                                          --------------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.05          0.12        0.09          0.03
  Net realized and unrealized gain
   (loss) on investments................         1.68          1.57        1.79          2.02
                                          --------------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         1.73          1.69        1.88          2.05
                                          --------------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --         (0.09)         --            --
  From net realized gain on
   investments..........................           --         (4.03)      (1.93)        (0.45)
                                          --------------  ----------  ----------  -------------
    Total distributions.................           --         (4.12)      (1.93)        (0.45)
                                          --------------  ----------  ----------  -------------
Net asset value, end of period..........    $   16.11     $   14.38   $   16.81     $   16.86
                                          --------------  ----------  ----------  -------------
                                          --------------  ----------  ----------  -------------

Total investment return (c).............        11.96 %(b)     10.43%     11.31%        13.46%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   1,174     $   2,627   $   2,455     $   1,693
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.63 %(a)      0.67%      0.49%         0.29%(a)
  Without expense reductions............         0.63 %(a)      0.58%      0.41%         0.23%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.52 %(a)      1.38%      1.37%         1.52%(a)
  Without expense reductions............         1.52 %(a)      1.47%      1.45%         1.58%(a)
Portfolio turnover rate++++.............           34 %(a)        92%        80%          113%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1055
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                         NOTES TO FINANCIAL STATEMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Worldwide Growth Fund (the "Fund" formerly, GT Global Worldwide Growth
Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series ). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

         1056
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counter party is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of approximately $9,461,607 were on loan to brokers. The loans were secured by cash collateral of $9,905,382, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $60,268.

         1057
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $12,876,000 with a weighted average interest rate of 6.24%. Interest expense for the period ended June 30, 1998 was $2,230, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales were made. For the period ended June 30, 1998, AIM Distributors and GT Global retained $331 and $2,657, respectively, of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. No CDSC's were collected for Class A for the period ended June 30, 1998. AIM

         1058
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $9,640 and $103,837, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Fund. Under the Class A Plan, the Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes,interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $19,806,884 and $43,210,209, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

         1059
                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 1998               YEAR ENDED
                                                                        (UNAUDITED)             DECEMBER 31, 1997
                                                                 -------------------------  -------------------------
CLASS A                                                            SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................    9,222,918  $143,043,076    9,536,130  $163,326,296
Shares issued in connection with reinvestment of
  distributions................................................           --            --    1,372,411    19,227,529
                                                                 -----------  ------------  -----------  ------------
                                                                   9,222,918   143,043,076   10,908,541   182,553,825
Shares repurchased.............................................  (10,488,575) (163,123,097) (11,147,719) (193,303,890)
                                                                 -----------  ------------  -----------  ------------
Net decrease...................................................   (1,265,657) $(20,080,021)    (239,178) $(10,750,065)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

CLASS B
---------------------------------------------------------------
Shares sold....................................................    2,281,310  $ 33,570,859    1,034,341  $ 17,020,574
Shares issued in connection with reinvestment of
  distributions................................................           --            --      688,809     9,238,884
                                                                 -----------  ------------  -----------  ------------
                                                                   2,281,310    33,570,859    1,723,150    26,259,458
Shares repurchased.............................................   (2,819,573)  (41,571,005)  (1,675,941)  (28,047,548)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................     (538,263) $ (8,000,146)      47,209  $ (1,788,090)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------
ADVISOR CLASS
---------------------------------------------------------------
Shares sold....................................................    1,898,297  $ 29,616,467    1,924,783  $ 34,438,694
Shares issued in connection with reinvestment of
  distributions................................................           --            --       25,931       366,391
                                                                 -----------  ------------  -----------  ------------
                                                                   1,898,297    29,616,467    1,950,714    34,805,085
Shares repurchased.............................................   (2,008,114)  (31,527,793)  (1,914,043)  (34,788,806)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................     (109,817) $ (1,911,326)      36,671  $     16,279
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

5 EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period ended June 30, 1998, the Fund's expenses were reduced by $2,929 under these arrangements.

         1060
                         GT GLOBAL WORLDWIDE GROWTH FUND

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Worldwide Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimated made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Worldwide Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

         1061
                        GT GLOBAL WORLDWIDE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (26.9%)
  Student Loan Marketing Association ........................   US             31,800   $  4,424,175         2.9
    OTHER FINANCIAL
  Citicorp ..................................................   US             31,600      3,995,420         2.6
    BANKS-MONEY CENTER
  Travelers Group, Inc. .....................................   US             70,500      3,798,187         2.5
    INSURANCE - MULTI-LINE
  Chase Manhattan Corp. .....................................   US             33,500      3,668,250         2.4
    BANKS-MONEY CENTER
  HSBC Holdings PLC .........................................   HK            104,000      2,563,593         1.7
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ..................   UK            235,000      2,365,435         1.6
    INSURANCE - MULTI-LINE
  Australia & New Zealand Banking Group Ltd. ................   AUSL          350,000      2,312,203         1.5
    BANKS-REGIONAL
  Nordbanken Holding AB-/- ..................................   SWDN          398,006      2,251,426         1.5
    OTHER FINANCIAL
  Schroders PLC .............................................   UK             70,000      2,198,851         1.5
    BANKS-MONEY CENTER
  ING Groep N.V. ............................................   NETH           47,300      1,992,610         1.3
    OTHER FINANCIAL
  ForeningsSparbanken AB ....................................   SWDN           84,560      1,922,932         1.3
    BANKS-REGIONAL
  State Bank of India Ltd. - GDR{\/} ........................   IND           103,400      1,848,275         1.2
    BANKS-REGIONAL
  Lloyds TSB Group PLC ......................................   UK            139,000      1,796,273         1.2
    BANKS-REGIONAL
  Old Mutual South Africa Trust PLC .........................   UK            971,000      1,550,571         1.0
    REAL ESTATE INVESTMENT TRUST
  Nichiei Co., Ltd. .........................................   JPN            10,400      1,107,739         0.7
    OTHER FINANCIAL
  Union Bank of Switzerland - Bearer ........................   SWTZ              588        850,237         0.6
    BANKS-MONEY CENTER
  United Overseas Bank Ltd. - Foreign .......................   SING          152,000        844,444         0.6
    BANKS-MONEY CENTER
  PSIL Bangkok Bank Co., Ltd. (Entitlement
   Certificates){\/}{=} .....................................   THAI          249,000        458,160         0.3
    OTHER FINANCIAL
  Kookmin Bank ..............................................   KOR            62,644        330,775         0.2
    BANKS-MONEY CENTER
  Abbey National PLC ........................................   UK             12,644        226,512         0.2
    BANKS-SUPER REGIONAL
  Kokusai Securities Co., Ltd. ..............................   JPN            23,000        160,383         0.1
    INVESTMENT MANAGEMENT
  Bank Inicjatyw Gospodarczych BIG S.A. - GDR{\/} ...........   POL             3,066         46,757          --
    BANKS-REGIONAL
                                                                                        ------------
                                                                                          40,713,208
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1062
                        GT GLOBAL WORLDWIDE GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (23.2%)
  Federated Department Stores, Inc.-/- ......................   US             82,200   $  3,539,738         2.3
    RETAILERS-APPAREL
  Service Corporation International .........................   US             86,400      3,191,400         2.1
    CONSUMER SERVICES
  CVS Corp. .................................................   US             45,100      2,889,219         1.9
    RETAILERS-OTHER
  EMI Group PLC .............................................   UK            333,000      2,777,734         1.8
    LEISURE & TOURISM
  Woolworths Ltd. ...........................................   AUSL          813,000      2,717,239         1.8
    RETAILERS-OTHER
  Telecom Corporation of New Zealand Ltd. - ADR{\/} .........   NZ             68,000      2,635,000         1.7
    TELEPHONE NETWORKS
  EMAP PLC ..................................................   UK            158,000      2,354,433         1.6
    BROADCASTING & PUBLISHING
  Telecom Italia SpA ........................................   ITLY          308,900      1,977,100         1.3
    TELEPHONE NETWORKS
  Reuters Holdings PLC ......................................   UK            179,000      1,954,598         1.3
    BROADCASTING & PUBLISHING
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           16,300      1,897,931         1.3
    TELEPHONE NETWORKS
  Koninklijke Ahold N.V. ....................................   NETH           70,359      1,836,026         1.2
    RETAILERS-FOOD
  Telecel - Comunicacaoes Pessoais S.A.-/- ..................   PORT           16,716      1,781,526         1.2
    WIRELESS COMMUNICATIONS
  SPT Telecom-/- ............................................   CZCH           15,100      1,616,328         1.1
    TELEPHONE NETWORKS
  Portugal Telecom S.A. - Registered ........................   PORT           33,450      1,552,516         1.0
    TELEPHONE NETWORKS
  Ezaki Glico Co., Ltd. .....................................   JPN           150,000        968,966         0.6
    RETAILERS-FOOD
  Vodafone Group PLC ........................................   UK            113,586        818,789         0.5
    WIRELESS COMMUNICATIONS
  Telstra Corp. Ltd.-/- .....................................   AUSL          333,100        703,136         0.5
    TELEPHONE NETWORKS
                                                                                        ------------
                                                                                          35,211,679
                                                                                        ------------
Health Care (10.3%)
  Bristol Myers Squibb Co. ..................................   US             37,300      3,529,513         2.3
    PHARMACEUTICALS
  Warner-Lambert Co. ........................................   US             23,800      2,951,200         1.9
    PHARMACEUTICALS
  Roche Holding AG ..........................................   SWTZ              239      2,373,473         1.6
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK             55,400      2,057,714         1.4
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ....................   HGRY           15,800      1,815,025         1.2
    PHARMACEUTICALS
  Schering AG ...............................................   GER            16,580      1,599,461         1.1
    PHARMACEUTICALS

    The accompanying notes are an integral part of the financial statements.

         1063
                        GT GLOBAL WORLDWIDE GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (Continued)
  Takeda Chemical Industries ................................   JPN            40,000   $  1,140,230         0.8
    PHARMACEUTICALS
  M.L. Laboratories PLC-/- ..................................   UK              1,091          1,478          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          15,468,094
                                                                                        ------------
Materials/Basic Industry (8.3%)
  Monsanto Co. ..............................................   US             67,900      2,851,800         1.9
    CHEMICALS
  Hercules, Inc. ............................................   US             54,000      2,703,375         1.8
    CHEMICALS
  Imperial Chemical Industries PLC - ADR{\/} ................   UK             35,300      2,292,294         1.5
    CHEMICALS
  Akzo Nobel N.V. ...........................................   NETH           11,290      1,947,013         1.3
    CHEMICALS
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           285,600      1,398,265         0.9
    PAPER/PACKAGING
  CRH PLC ...................................................   UK            114,500      1,325,493         0.9
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          12,518,240
                                                                                        ------------
Energy (6.1%)
  Petroleo Brasileiro S.A. (Petrobras) - ADR{\/} ............   BRZL          138,200      3,299,525         2.2
    GAS PRODUCTION & DISTRIBUTION
  Petroleum Geo-Services ASA-/- .............................   NOR            31,920      2,010,692         1.3
    ENERGY EQUIPMENT & SERVICES
  Shell Transport & Trading Co., PLC ........................   UK            265,000      1,914,614         1.3
    OIL
  Total S.A. "B" ............................................   FR             17,380      1,891,485         1.3
    OIL
                                                                                        ------------
                                                                                           9,116,316
                                                                                        ------------
Technology (5.2%)
  Compaq Computer Corp.-/- ..................................   US             60,000      3,386,250         2.2
    COMPUTERS & PERIPHERALS
  Intel Corp. ...............................................   US             44,500      3,126,125         2.1
    SEMICONDUCTORS
  Texas Instruments, Inc. ...................................   US             31,144      1,401,480         0.9
    SEMICONDUCTORS
                                                                                        ------------
                                                                                           7,913,855
                                                                                        ------------
Capital Goods (4.0%)
  Textron, Inc. .............................................   US             43,800      2,737,500         1.8
    AEROSPACE/DEFENSE
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             15,440      1,962,549         1.3
    TELECOM EQUIPMENT
  Canon, Inc. ...............................................   JPN            60,000      1,397,701         0.9
    OFFICE EQUIPMENT
                                                                                        ------------
                                                                                           6,097,750
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1064
                        GT GLOBAL WORLDWIDE GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (3.5%)
  Futuris Corp., Ltd. .......................................   AUSL        2,000,000   $  2,189,068         1.4
    AUTO PARTS
  Ford Motor Co. ............................................   US             36,200      1,762,488         1.2
    AUTOMOBILES
  Bridgestone Corp. .........................................   JPN            65,000      1,409,579         0.9
    AUTO PARTS
                                                                                        ------------
                                                                                           5,361,135
                                                                                        ------------
Consumer Non-Durables (3.4%)
  RJR Nabisco Holdings Corp. ................................   US             73,300      2,748,750         1.8
    TOBACCO
  Asahi Breweries Ltd. ......................................   JPN            95,000      1,383,142         0.9
    BEVERAGES - ALCOHOLIC
  Amway Japan Ltd. ..........................................   JPN            55,400      1,061,303         0.7
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           5,193,195
                                                                                        ------------
Multi-Industry/Miscellaneous (1.2%)
  Shanghai Industrial Holdings Ltd. .........................   HK            490,000      1,821,256         1.2
    MULTI-INDUSTRY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $124,048,794) ................                            139,414,728        92.1
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Co., due
   January 2, 1998, for an effective yield of 5.80%,
   collateralized by $11,755,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $11,766,026,
   including accrued interest). (cost $11,535,000) ..........                             11,535,000         7.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $135,583,794)  * ....................                            150,949,728        99.7
Other Assets and Liabilities ................................                                457,079         0.3
                                                                                        ------------       -----

NET ASSETS ..................................................                           $151,406,807       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {=} Each share of Entitlement Certificates represents one local share of PSIL Bangkok Bank Co., Ltd.
          * For Federal income tax purposes, cost is $136,039,555 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  21,802,933
                 Unrealized depreciation:            (6,892,760)
                                                  -------------
                 Net unrealized appreciation:     $  14,910,173
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1065
                        GT GLOBAL WORLDWIDE GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Australia (AUSL/AUD) .................    5.2                      5.2
Brazil (BRZL/BRL) ....................    3.5                      3.5
Czech Republic (CZCH/CSK) ............    1.1                      1.1
France (FR/FRF) ......................    2.6                      2.6
Germany (GER/DEM) ....................    1.1                      1.1
Hong Kong (HK/HKD) ...................    2.9                      2.9
Hungary (HGRY/HUF) ...................    1.2                      1.2
India (IND/INR) ......................    1.2                      1.2
Italy (ITLY/ITL) .....................    1.3                      1.3
Japan (JPN/JPY) ......................    5.6                      5.6
Korea (KOR/KRW) ......................    0.2                      0.2
Mexico (MEX/MXN) .....................    0.9                      0.9
Netherlands (NETH/NLG) ...............    3.8                      3.8
New Zealand (NZ/NZD) .................    1.7                      1.7
Norway (NOR/NOK) .....................    1.3                      1.3
Portugal (PORT/PTE) ..................    2.2                      2.2
Singapore (SING/SGD) .................    0.6                      0.6
Sweden (SWDN/SEK) ....................    2.8                      2.8
Switzerland (SWTZ/CHF) ...............    2.2                      2.2
Thailand (THAI/THB) ..................    0.3                      0.3
United Kingdom (UK/GBP) ..............   15.8                     15.8
United States (US/USD) ...............   34.6         7.9         42.5
                                        ------      -----        -----
Total  ...............................   92.1         7.9        100.0
                                        ------      -----        -----
                                        ------      -----        -----

--------------

{d}  Percentages indicated are based on net assets of $151,406,807.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                            MARKET
                                            VALUE
                                            (U.S.      CONTRACT   DELIVERY APPRECIATION
CONTRACTS TO BUY:                          DOLLARS)      PRICE     DATE    (DEPRECIATION)
----------------------------------------  ----------   ---------  -------  -------------
Deutsche Marks..........................     613,677     1.76130  2/27/98   $   (10,861)
                                          ----------                       -------------
  Total Contracts to Buy (Payable amount
   $624,538)............................     613,677                            (10,861)
                                          ----------                       -------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 0.41%


CONTRACTS TO SELL:
----------------------------------------
British Pounds..........................   1,476,511     0.61245  1/20/98   $    (6,991)
British Pounds..........................   1,476,511     0.60002  1/20/98        23,429
Deutsche Marks..........................   1,729,455     1.73540  2/27/98        56,876
French Francs...........................   2,830,938     5.72800   2/6/98       136,939
Japanese Yen............................   2,310,962   118.82300   2/4/98       213,801
Japanese Yen............................   4,318,711   122.20000  2/12/98       263,940
Swiss Francs............................   1,174,569     1.42180  3/19/98        21,099
                                          ----------                       -------------
  Total Contracts to Sell (Receivable
   amount $16,026,750)..................  15,317,657                            709,093
                                          ----------                       -------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 10.12%
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                    $   698,232
                                                                           -------------
                                                                           -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1066
                        GT GLOBAL WORLDWIDE GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $135,583,794) (Note 1)..........................  $150,949,728
  U.S. currency..................................................................  $      48
  Foreign currencies (cost $1,578,009)...........................................  1,536,226    1,536,274
                                                                                   ---------
  Receivable for Fund shares sold...........................................................    1,036,495
  Receivable for open forward foreign currency contracts, net (Note 1)......................      698,232
  Dividends and dividend withholding tax reclaims receivable................................      221,497
  Receivable for securities sold............................................................      194,078
  Interest receivable.......................................................................        1,858
  Miscellaneous receivable..................................................................          646
                                                                                              -----------
    Total assets............................................................................  154,638,808
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................    2,788,587
  Payable for investment management and administration fees (Note 2)........................      121,861
  Payable for printing and postage expenses.................................................       96,022
  Payable for transfer agent fees (Note 2)..................................................       89,810
  Payable for service and distribution expenses (Note 2)....................................       67,726
  Payable for professional fees.............................................................       37,204
  Payable for custodian fees................................................................       12,019
  Payable for Trustees' fees and expenses (Note 2)..........................................        6,727
  Payable for registration and filing fees..................................................        5,626
  Payable for fund accounting fees (Note 2).................................................        1,924
  Other accrued expenses....................................................................        4,495
                                                                                              -----------
    Total liabilities.......................................................................    3,232,001
                                                                                              -----------
Net assets..................................................................................  $151,406,807
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($103,769,443 DIVIDED BY 7,275,753 shares
 outstanding)...............................................................................  $     14.26
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $14.26) *....................................  $     14.97
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($45,009,871 DIVIDED BY 3,300,587 shares
 outstanding)...............................................................................  $     13.64
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($2,627,493
 DIVIDED BY 182,671 shares outstanding).....................................................  $     14.38
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $133,904,092
  Undistributed net investment income.......................................................       95,296
  Accumulated net realized gain on investments and foreign currency transactions............    1,383,082
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................      658,403
  Net unrealized appreciation of investments................................................   15,365,934
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $151,406,807
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1067
                        GT GLOBAL WORLDWIDE GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $275,397)..............................  $ 2,764,013
  Interest income...........................................................................      645,128
                                                                                              -----------
    Total investment income.................................................................    3,409,141
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    1,619,691
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   400,318
    Class B....................................................................      496,417      896,735
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................      455,298
  Custodian fees............................................................................      111,017
  Printing and postage expenses (Note 2)....................................................       63,005
  Registration and filing fees..............................................................       53,920
  Audit fees................................................................................       47,254
  Fund accounting fees......................................................................       41,680
  Legal fees................................................................................       29,476
  Trustees' fees and expenses (Note 2)......................................................       13,218
  Other expenses (Note 1)...................................................................       12,217
                                                                                              -----------
    Total expenses before reductions........................................................    3,343,511
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (146,965)
                                                                                              -----------
    Total net expenses......................................................................    3,196,546
                                                                                              -----------
Net investment income.......................................................................      212,595
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   25,979,995
  Net realized gain on foreign currency transactions...........................    2,164,063
                                                                                 -----------
    Net realized gain during the year.......................................................   28,144,058
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies...........................................      162,616
  Net change in unrealized appreciation of investments.........................  (11,824,112)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (11,661,496)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   16,482,562
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $16,695,157
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

         1068
                        GT GLOBAL WORLDWIDE GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................   $   212,595    $   (81,643)
  Net realized gain on investments and foreign currency transactions.......    28,144,058     21,499,978
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................       162,616        111,081
  Net change in unrealized appreciation (depreciation) of investments......   (11,824,112)    (1,481,639)
                                                                             -------------  -------------
    Net increase in net assets resulting from operations...................    16,695,157     20,047,777
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................      (109,138)            --
  From net realized gain on investments....................................   (22,666,381)   (13,087,564)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................   (10,444,406)    (5,727,628)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................        (8,161)            --
  From net realized gain on investments....................................      (358,231)      (175,598)
                                                                             -------------  -------------
    Total distributions....................................................   (33,586,317)   (18,990,790)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   243,618,368    290,210,249
  Decrease from capital shares repurchased.................................  (256,140,244)  (314,217,462)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................   (12,521,876)   (24,007,213)
                                                                             -------------  -------------
Total decrease in net assets...............................................   (29,413,036)   (22,950,226)
Net assets:
  Beginning of year........................................................   180,819,843    203,770,069
                                                                             -------------  -------------
  End of year *............................................................   $151,406,807   $180,819,843
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................   $    95,296    $        --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

         1069
                        GT GLOBAL WORLDWIDE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                             1997      1996 (D)    1995 (D)      1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.71   $   16.82   $   15.53   $   17.47   $   14.47
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.05        0.03          --          --        0.04
  Net realized and unrealized gain
   (loss) on investments................       1.55        1.79        1.74       (1.16)       3.92
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.60        1.82        1.74       (1.16)       3.96
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.02)         --          --          --          --
  From net realized gain on
   investments..........................      (4.03)      (1.93)      (0.45)      (0.78)      (0.96)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (4.05)      (1.93)      (0.45)      (0.78)      (0.96)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   14.26   $   16.71   $   16.82   $   15.53   $   17.47
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      10.00%      10.92%      11.23%      (6.65)%      27.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 103,769   $ 125,556   $ 145,982   $ 182,467   $ 193,997
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.32%       0.14%      (0.06)%     (0.01)%       0.9%
  Without expense reductions............       0.23%       0.06%      (0.12)%     (0.04)%       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.73%       1.72%       1.87%       1.81%        1.9%
  Without expense reductions............       1.82%       1.80%       1.93%       1.84%        N/A
Portfolio turnover rate++++.............         92%         80%        113%         86%         92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0288   $  0.0263         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1070
                        GT GLOBAL WORLDWIDE GROWTH FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                             1997      1996 (D)    1995 (D)      1994       1993 (D)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.23   $   16.50   $   15.34   $   17.39     $   15.67
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.05)      (0.09)      (0.12)      (0.11)        (0.04)
  Net realized and unrealized gain
   (loss) on investments................       1.49        1.75        1.73       (1.16)         2.72
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       1.44        1.66        1.61       (1.27)         2.68
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --          --          --            --
  From net realized gain on
   investments..........................      (4.03)      (1.93)      (0.45)      (0.78)        (0.96)
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (4.03)      (1.93)      (0.45)      (0.78)        (0.96)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   13.64   $   16.23   $   16.50   $   15.34     $   17.39
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............       9.22%      10.16%      10.52%      (7.32)%        17.3%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  45,010   $  52,809   $  56,095   $  52,567     $  20,592
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.33)%     (0.51)%     (0.71)%     (0.66)%        (0.4)%(a)
  Without expense reductions............      (0.42)%     (0.59)%     (0.77)%     (0.69)%         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.38%       2.37%       2.52%       2.46%          2.5%(a)
  Without expense reductions............       2.47%       2.45%       2.58%       2.49%          N/A
Portfolio turnover rate++++.............         92%         80%        113%         86%           92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0288   $  0.0263         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1071
                        GT GLOBAL WORLDWIDE GROWTH FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                       ADVISOR CLASS+++
                                          -------------------------------------------
                                                                        JUNE 1, 1995
                                            YEAR ENDED DECEMBER 31,          TO
                                          ----------------------------  DECEMBER 31,
                                              1997         1996 (D)       1995 (D)
                                          -------------  -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   16.81      $   16.86      $   15.26
                                          -------------  -------------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.12           0.09           0.03
  Net realized and unrealized gain
   (loss) on investments................         1.57           1.79           2.02
                                          -------------  -------------  -------------
    Net increase (decrease) from
     investment operations..............         1.69           1.88           2.05
                                          -------------  -------------  -------------
Distributions to shareholders:
  From net investment income............        (0.09)            --             --
  From net realized gain on
   investments..........................        (4.03)         (1.93)         (0.45)
                                          -------------  -------------  -------------
    Total distributions.................        (4.12)         (1.93)         (0.45)
                                          -------------  -------------  -------------
Net asset value, end of period..........    $   14.38      $   16.81      $   16.86
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------

Total investment return (c).............        10.43%         11.31%         13.46%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   2,627      $   2,455      $   1,693
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................         0.67%          0.49%          0.29%(a)
  Without expense reductions............         0.58%          0.41%          0.23%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.38%          1.37%          1.52%(a)
  Without expense reductions............         1.47%          1.45%          1.58%(a)
Portfolio turnover rate++++.............           92%            80%           113%
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0288      $  0.0263            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1072
                        GT GLOBAL WORLDWIDE GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Worldwide Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss

         1073
                        GT GLOBAL WORLDWIDE GROWTH FUND

equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counter party is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of approximately $12,659,388 were on loan to brokers. The loans were secured by cash collateral of $13,106,152, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1997, the Fund received securities lending fees of $137,889 which were used to reduce the Fund's custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

         1074
                        GT GLOBAL WORLDWIDE GROWTH FUND

(J) DISTRIBUTION TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with the BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the year ended December 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $2,000,000 with a weighted average interest rate of 6.44%. Interest expense for the year ended December 31, 1997 was $1,431, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $8,456 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $3,645 for the year ended December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $272,024. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

         1075
                        GT GLOBAL WORLDWIDE GROWTH FUND

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's Expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.
3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $138,743,808 and $176,373,627, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.
4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:
                           CAPITAL SHARE TRANSACTIONS

                                                                          YEAR ENDED                YEAR ENDED
                                                                      DECEMBER 31, 1997         DECEMBER 31, 1996
                                                                   ------------------------  ------------------------
CLASS A                                                              SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------  ----------  ------------  ----------  ------------
Shares sold......................................................   9,536,130  $163,326,296  14,357,786  $250,471,583
Shares issued in connection with reinvestment of distributions...   1,372,411    19,227,529     670,053    11,082,654
                                                                   ----------  ------------  ----------  ------------
                                                                   10,908,541   182,553,825  15,027,839   261,554,237
Shares repurchased...............................................  (11,147,719) (193,303,890) (16,192,391) (283,412,820)
                                                                   ----------  ------------  ----------  ------------
Net decrease.....................................................    (239,178) $(10,750,065) (1,164,552) $(21,858,583)
                                                                   ----------  ------------  ----------  ------------
                                                                   ----------  ------------  ----------  ------------
                                                                          YEAR ENDED                YEAR ENDED
                                                                      DECEMBER 31, 1997         DECEMBER 31, 1996
                                                                   ------------------------  ------------------------
CLASS B                                                              SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------  ----------  ------------  ----------  ------------
Shares sold......................................................   1,034,341  $ 17,020,574     854,412  $ 14,531,361
Shares issued in connection with reinvestment of distributions...     688,809     9,238,884     308,538     4,961,416
                                                                   ----------  ------------  ----------  ------------
                                                                    1,723,150    26,259,458   1,162,950    19,492,777
Shares repurchased...............................................  (1,675,941)  (28,047,548) (1,309,880)  (22,330,821)
                                                                   ----------  ------------  ----------  ------------
Net increase (decrease)..........................................      47,209  $ (1,788,090)   (146,930) $ (2,838,044)
                                                                   ----------  ------------  ----------  ------------
                                                                   ----------  ------------  ----------  ------------

                                                                          YEAR ENDED                YEAR ENDED
                                                                      DECEMBER 31, 1997         DECEMBER 31, 1996
                                                                   ------------------------  ------------------------
ADVISOR CLASS                                                        SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------  ----------  ------------  ----------  ------------
Shares sold......................................................   1,924,783  $ 34,438,694     521,049  $  8,987,637
Shares issued in connection with reinvestment of distributions...      25,931       366,391      10,546       175,598
                                                                   ----------  ------------  ----------  ------------
                                                                    1,950,714    34,805,085     531,595     9,163,235
Shares repurchased...............................................  (1,914,043)  (34,788,806)   (485,979)   (8,473,821)
                                                                   ----------  ------------  ----------  ------------
Net increase.....................................................      36,671  $     16,279      45,616  $    689,414
                                                                   ----------  ------------  ----------  ------------
                                                                   ----------  ------------  ----------  ------------

         1076
                        GT GLOBAL WORLDWIDE GROWTH FUND

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $9,076 under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended December 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.2723 per share (representing an approximate total of $2,266,869). The total amount of taxes paid by the Fund to such countries was approximately $.0331 per share (representing an approximate total of $275,397).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $22,856,473 as a capital gain dividend for the fiscal year ended December 31, 1997.

Pursuant to Section 854 of the Internal Revenue Code, the Fund designates 5.14% of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Fund as income qualifying for the dividends received deduction for corporations for the fiscal year ended December 31, 1997.

         1077
                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (39.7%)
  Insight Enterprises, Inc.-/- ...............................   US             19,800   $   792,000         2.2
    RETAILERS-OTHER
  DM Management Co.-/- .......................................   US             20,500       735,437         2.1
    RETAILERS-APPAREL
  Service Experts, Inc.-/- ...................................   US             20,100       693,450         2.0
    CONSUMER SERVICES
  Lason Holdings, Inc.-/- ....................................   US             12,500       681,250         1.9
    CONSUMER SERVICES
  Iron Mountain, Inc.-/- .....................................   US             14,700       657,825         1.9
    BUSINESS & PUBLIC SERVICES
  American Disposal Services, Inc.-/- ........................   US             14,000       656,250         1.9
    BUSINESS & PUBLIC SERVICES
  HA-LO Industries, Inc.-/- ..................................   US             18,900       588,263         1.7
    CONSUMER SERVICES
  Personnel Group of America, Inc.-/- ........................   US             27,300       546,000         1.5
    BUSINESS & PUBLIC SERVICES
  Eastern Environmental Services, Inc.-/- ....................   US             15,400       523,600         1.5
    CONSUMER SERVICES
  Central Parking Corp. ......................................   US             10,400       473,200         1.3
    CONSUMER SERVICES
  Comfort Systems USA, Inc.-/- ...............................   US             20,200       472,175         1.3
    BUSINESS & PUBLIC SERVICES
  99 Cents Only Stores-/- ....................................   US             11,100       460,650         1.3
    RETAILERS-OTHER
  ITT Educational Services, Inc.-/- ..........................   US             12,400       399,900         1.1
    CONSUMER SERVICES
  United Rentals, Inc.-/- ....................................   US              9,300       390,600         1.1
    BUSINESS & PUBLIC SERVICES
  Hagler Bailly, Inc.-/- .....................................   US             14,900       385,538         1.1
    BUSINESS & PUBLIC SERVICES
  Expeditors International of Washington, Inc. ...............   US              8,400       369,600         1.0
    TRANSPORTATION - SHIPPING
  Superior Services, Inc.-/- .................................   US             12,100       363,756         1.0
    CONSUMER SERVICES
  Cornell Corrections, Inc.-/- ...............................   US             16,300       342,300         1.0
    BUSINESS & PUBLIC SERVICES
  Fairfield Communities, Inc.-/- .............................   US             17,800       341,537         1.0
    LEISURE & TOURISM
  ResortQuest International, Inc.-/- .........................   US             20,400       332,775         0.9
    LEISURE & TOURISM
  United Road Services, Inc.-/- ..............................   US             15,800       302,175         0.9
    CONSUMER SERVICES
  Execustay Corp.-/- .........................................   US             21,900       257,325         0.7
    LEISURE & TOURISM
  Championship Auto Racing Teams, Inc.-/- ....................   US             13,900       253,675         0.7
    LEISURE & TOURISM
  Cox Radio, Inc.-/- .........................................   US              5,700       246,525         0.7
    BUSINESS & PUBLIC SERVICES

    The accompanying notes are an integral part of the financial statements.

         1078
                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (Continued)
  Duane Reade, Inc.-/- .......................................   US              8,100   $   243,000         0.7
    RETAILERS-OTHER
  Lamar Advertising Co.-/- ...................................   US              6,500       233,188         0.7
    BROADCASTING & PUBLISHING
  Ambassadors International, Inc.-/- .........................   US              7,300       221,281         0.6
    LEISURE & TOURISM
  CompX International, Inc.-/- ...............................   US             10,200       220,575         0.6
    BUSINESS & PUBLIC SERVICES
  Industrial Distribution Group, Inc.-/- .....................   US             13,200       204,600         0.6
    WHOLESALE & INTERNATIONAL TRADE
  e.spire Communications, Inc.-/- ............................   US              8,700       196,294         0.6
    TELEPHONE NETWORKS
  CORT Business Services Corp.-/- ............................   US              5,900       185,850         0.5
    BUSINESS & PUBLIC SERVICES
  Vistana, Inc.-/- ...........................................   US              9,500       174,563         0.5
    LEISURE & TOURISM
  Jevic Transportation, Inc.-/- ..............................   US             15,200       172,900         0.5
    TRANSPORTATION - SHIPPING
  Metzler Group, Inc.-/- .....................................   US              4,500       164,813         0.5
    BUSINESS & PUBLIC SERVICES
  Restoration Hardware, Inc.-/- ..............................   US              6,100       153,263         0.4
    RETAILERS-OTHER
  Blue Rhino Corp.-/- ........................................   US              8,200       143,500         0.4
    RETAILERS-OTHER
  Sunglass Hut International, Inc.-/- ........................   US             12,700       140,494         0.4
    RETAILERS-APPAREL
  Cavanaughs Hospitality Corp.-/- ............................   US              9,700       126,706         0.4
    LEISURE & TOURISM
  Waste Connections, Inc.-/- .................................   US              6,200       123,225         0.3
    CONSUMER SERVICES
  ACSYS, Inc.-/- .............................................   US              6,400        88,000         0.2
    BUSINESS & PUBLIC SERVICES
                                                                                         -----------
                                                                                          14,058,058
                                                                                         -----------
Technology (16.6%)
  Software AG Systems, Inc.-/- ...............................   US             21,200       620,100         1.8
    SOFTWARE
  Metro Information Services, Inc.-/- ........................   US             12,400       485,150         1.4
    COMPUTERS & PERIPHERALS
  Atlantic Data Services, Inc.-/- ............................   US             24,000       460,500         1.3
    COMPUTERS & PERIPHERALS
  Computer Management Sciences, Inc.-/- ......................   US             16,200       384,750         1.1
    COMPUTERS & PERIPHERALS
  Roper Industries, Inc. .....................................   US             13,900       363,138         1.0
    INSTRUMENTATION & TEST
  Data Processing Resources Corp.-/- .........................   US             11,000       341,687         1.0
    COMPUTERS & PERIPHERALS
  AnswerThink Consulting Group, Inc.-/- ......................   US             15,800       339,700         1.0
    COMPUTERS & PERIPHERALS

    The accompanying notes are an integral part of the financial statements.

         1079
                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Technology (Continued)
  Platinum Technology, Inc.-/- ...............................   US              9,800   $   279,913         0.8
    SOFTWARE
  MAPICS, Inc.-/- ............................................   US             13,300       261,844         0.7
    SOFTWARE
  Platinum Software Corp.-/- .................................   US             10,100       246,188         0.7
    SOFTWARE
  Excel Switching Corp.-/- ...................................   US              9,400       233,825         0.7
    TELECOM TECHNOLOGY
  Cotelligent Group, Inc.-/- .................................   US              9,700       226,737         0.6
    COMPUTERS & PERIPHERALS
  Concord Communications, Inc.-/- ............................   US              8,200       209,612         0.6
    SOFTWARE
  Analysts International Corp. ...............................   US              6,850       194,369         0.6
    COMPUTERS & PERIPHERALS
  SPR, Inc.-/- ...............................................   US              6,000       186,750         0.5
    COMPUTERS & PERIPHERALS
  Fundtech Ltd.-/- {\/} ......................................   ISRL            8,525       160,909         0.5
    SOFTWARE
  JDA Software Group, Inc.-/- ................................   US              3,300       144,375         0.4
    SOFTWARE
  Documentum, Inc.-/- ........................................   US              2,900       139,200         0.4
    SOFTWARE
  BrightStar Information Technology Group, Inc.-/- ...........   US              9,500       131,812         0.4
    COMPUTERS & PERIPHERALS
  Aspen Technology, Inc.-/- ..................................   US              2,300       116,150         0.3
    SOFTWARE
  Pericom Semiconductor Corp.-/- .............................   US             15,400       105,875         0.3
    SEMICONDUCTORS
  Amkor Technology, Inc.-/- ..................................   US             10,800       100,912         0.3
    SEMICONDUCTORS
  Walker Interactive Systems, Inc.-/- ........................   US              3,700        54,575         0.2
    SOFTWARE
                                                                                         -----------
                                                                                           5,788,071
                                                                                         -----------
Health Care (15.7%)
  ESC Medical Systems Ltd.-/- {\/} ...........................   ISRL           15,000       506,250         1.4
    MEDICAL TECHNOLOGY & SUPPLIES
  ADAC Laboratories-/- .......................................   US             19,200       432,000         1.2
    HEALTH CARE SERVICES
  SEQUUS Pharmaceuticals, Inc.-/- ............................   US             36,300       412,913         1.2
    PHARMACEUTICALS
  PhyCor, Inc.-/- ............................................   US             24,800       410,750         1.2
    HEALTH CARE SERVICES
  Vertex Pharmaceuticals, Inc.-/- ............................   US             16,300       366,750         1.0
    PHARMACEUTICALS
  AmeriPath, Inc.-/- .........................................   US             30,900       365,006         1.0
    HEALTH CARE SERVICES
  Assisted Living Concepts, Inc.-/- ..........................   US             19,600       338,100         1.0
    HEALTH CARE SERVICES

    The accompanying notes are an integral part of the financial statements.

         1080
                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Health Care (Continued)
  CryoLife, Inc.-/- ..........................................   US             21,400   $   337,050         1.0
    BIOTECHNOLOGY
  Gilead Sciences, Inc.-/- ...................................   US             10,200       327,037         0.9
    BIOTECHNOLOGY
  AXYS Pharmaceuticals, Inc.-/- ..............................   US             44,100       314,212         0.9
    PHARMACEUTICALS
  Scios, Inc.-/- .............................................   US             35,200       312,400         0.9
    HEALTH CARE SERVICES
  COR Therapeutics, Inc.-/- ..................................   US             22,500       312,188         0.9
    BIOTECHNOLOGY
  Total Renal Care Holdings, Inc.-/- .........................   US              8,300       286,350         0.8
    HEALTH CARE SERVICES
  American Dental Partners, Inc.-/- ..........................   US             16,800       235,200         0.7
    HEALTH CARE SERVICES
  Barr Laboratories, Inc.-/- .................................   US              5,900       234,525         0.7
    PHARMACEUTICALS
  Symphonix Devices, Inc.-/- .................................   US             15,200       174,800         0.5
    HEALTH CARE SERVICES
  Physician Reliance Network, Inc.-/- ........................   US              6,200        70,913         0.2
    MEDICAL TECHNOLOGY & SUPPLIES
  Depotech Corp.-/- ..........................................   US             42,200        65,937         0.2
    PHARMACEUTICALS
                                                                                         -----------
                                                                                           5,502,381
                                                                                         -----------
Finance (7.4%)
  Metris Cos., Inc.-/- .......................................   US              6,700       427,125         1.2
    CONSUMER FINANCE
  Affiliated Managers Group, Inc.-/- .........................   US             10,600       393,525         1.1
    INVESTMENT MANAGEMENT
  Reinsurance Group of America, Inc. Non-voting-/- ...........   US              7,300       374,581         1.1
    INSURANCE-LIFE
  LaSalle Partners, Inc.-/- ..................................   US              7,300       324,850         0.9
    REAL ESTATE
  Correctional Properties Trust-/- ...........................   US             15,800       319,950         0.9
    REAL ESTATE INVESTMENT TRUST
  Annuity and Life Re (Holdings) Ltd.-/- .....................   US             11,000       243,375         0.7
    INSURANCE-LIFE
  Stirling Cooke Brown Holdings Ltd. .........................   US              8,000       225,000         0.6
    INSURANCE - PROPERTY-CASUALTY
  AmeriCredit Corp.-/- .......................................   US              5,200       185,575         0.5
    CONSUMER FINANCE
  American Capital Strategies Ltd. ...........................   US              6,600       150,975         0.4
    CONSUMER FINANCE
                                                                                         -----------
                                                                                           2,644,956
                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

         1081
                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Energy (5.5%)
  Newfield Exploration Co.-/- ................................   US             29,600   $   736,300         2.1
    OIL
  Petsec Energy Ltd. - ADR-/- {\/} ...........................   AUSL           14,600       236,337         0.7
    OIL
  Cross Timbers Oil Co. ......................................   US             10,800       205,875         0.6
    OIL
  Dril-Quip, Inc.-/- .........................................   US              7,800       204,750         0.6
    ENERGY EQUIPMENT & SERVICES
  Mallon Resources Corp.-/- ..................................   US             16,800       201,600         0.6
    OIL
  Varco International, Inc.-/- ...............................   US              9,600       190,200         0.5
    ENERGY EQUIPMENT & SERVICES
  Hanover Compressor Co.-/- ..................................   US              5,000       135,313         0.4
    ENERGY EQUIPMENT & SERVICES
                                                                                         -----------
                                                                                           1,910,375
                                                                                         -----------
Materials/Basic Industry (4.9%)
  OM Group, Inc. .............................................   US             12,600       519,750         1.5
    METALS - NON-FERROUS
  Hawk Corp. "A"-/- ..........................................   US             21,100       371,888         1.1
    METALS - NON-FERROUS
  Gibraltar Steel Corp.-/- ...................................   US             16,100       330,050         0.9
    METALS - STEEL
  Cambrex Corp. ..............................................   US             10,400       273,000         0.8
    CHEMICALS
  CombiChem, Inc.-/- .........................................   US             33,000       228,937         0.6
    CHEMICALS
                                                                                         -----------
                                                                                           1,723,625
                                                                                         -----------
Capital Goods (4.8%)
  General Cable Corp. ........................................   US             28,700       828,712         2.4
    INDUSTRIAL COMPONENTS
  Knoll, Inc.-/- .............................................   US             14,800       436,600         1.2
    OFFICE EQUIPMENT
  LMI Aerospace, Inc.-/- .....................................   US             14,500       150,438         0.4
    AEROSPACE/DEFENSE
  Gradall Industries, Inc.-/- ................................   US             10,200       149,175         0.4
    MACHINERY & ENGINEERING
  Global Industries Ltd.-/- ..................................   US              8,100       136,687         0.4
    CONSTRUCTION
                                                                                         -----------
                                                                                           1,701,612
                                                                                         -----------
Consumer Durables (1.4%)
  Tower Automotive, Inc.-/- ..................................   US              7,800       334,425         0.9
    AUTO PARTS
  U.S. Home Corp.-/- .........................................   US              4,100       169,125         0.5
    HOUSING
                                                                                         -----------
                                                                                             503,550
                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

         1082
                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Consumer Non-Durables (0.7%)
  Mail-Well, Inc.-/- .........................................   US             11,600   $   251,575         0.7
    OTHER CONSUMER GOODS
  Racing Champions Corp.-/- ..................................   US                700         8,181          --
    TOYS
                                                                                         -----------
                                                                                             259,756
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $31,159,540) ..................                            34,092,384        96.7
                                                                                         -----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co., due
   July 1, 1998, for an effective yield of 5.70%,
   collateralized by $2,560,000 U.S. Treasury Bills, 5.875%
   due 1/31/99 (market value of collateral is $2,627,200,
   including accrued interest). (cost $2,573,000)  ...........                             2,573,000         7.3
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $33,732,540)  * ......................                            36,665,384       104.0
Other Assets and Liabilities .................................                            (1,410,524)       (4.0)
                                                                                         -----------       -----

NET ASSETS ...................................................                           $35,254,860       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $33,817,496 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   4,542,875
                 Unrealized depreciation:            (1,694,987)
                                                  -------------
                 Net unrealized appreciation:     $   2,847,888
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1083
                            AIM MID CAP GROWTH FUND
                (FORMERLY GT GLOBAL AMERICA MID CAP GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (49.2%)
  Outdoor Systems, Inc.-/- ..................................   US          1,203,780   $ 33,705,837         7.0
    BUSINESS & PUBLIC SERVICES
  Clear Channel Communications, Inc.-/- .....................   US            268,443     29,293,842         6.1
    BROADCASTING & PUBLISHING
  Snyder Communications, Inc.-/- ............................   US            614,600     27,042,400         5.6
    BUSINESS & PUBLIC SERVICES
  Hilton Hotels Corp. .......................................   US            709,800     20,229,300         4.2
    LEISURE & TOURISM
  Chancellor Media Corp.-/- .................................   US            340,500     16,907,953         3.5
    BROADCASTING & PUBLISHING
  Premier Parks, Inc.-/- ....................................   US            221,800     14,777,425         3.1
    LEISURE & TOURISM
  ServiceMaster Co. .........................................   US            320,200     12,187,613         2.5
    CONSUMER SERVICES
  Cablevision Systems Corp. "A"-/- ..........................   US            125,000     10,437,500         2.2
    CABLE TELEVISION
  Keane, Inc.-/- ............................................   US            182,100     10,197,600         2.1
    BUSINESS & PUBLIC SERVICES
  Central Parking Corp. .....................................   US            221,800     10,091,900         2.1
    CONSUMER SERVICES
  Young & Rubicam, Inc.-/- ..................................   US            308,200      9,862,400         2.0
    BUSINESS & PUBLIC SERVICES
  Cambridge Technology Partners, Inc.-/- ....................   US            164,500      8,985,813         1.9
    BUSINESS & PUBLIC SERVICES
  Univision Communications, Inc.-/- .........................   US            239,600      8,925,100         1.9
    BROADCASTING & PUBLISHING
  Lamar Advertising Co.-/- ..................................   US            217,100      7,788,463         1.6
    BUSINESS & PUBLIC SERVICES
  Personnel Group of America, Inc.-/- .......................   US            366,700      7,334,000         1.5
    BUSINESS & PUBLIC SERVICES
  Jacor Communications, Inc.-/- .............................   US             96,300      5,681,700         1.2
    BROADCASTING & PUBLISHING
  Paychex, Inc. .............................................   US             86,400      3,515,400         0.7
    BUSINESS & PUBLIC SERVICES
                                                                                        ------------
                                                                                         236,964,246
                                                                                        ------------
Technology (14.6%)
  Sterling Commerce, Inc.-/- ................................   US            327,700     15,893,450         3.3
    SOFTWARE
  Software AG Systems, Inc.-/- ..............................   US            400,000     11,700,000         2.4
    SOFTWARE
  Aspen Technology, Inc.-/- .................................   US            190,500      9,620,250         2.0
    SOFTWARE
  Platinum Technology, Inc.-/- ..............................   US            314,000      8,968,625         1.9
    SOFTWARE
  SunGard Data Systems, Inc.-/- .............................   US            229,000      8,787,875         1.8
    SOFTWARE
  Peoplesoft, Inc.-/- .......................................   US            177,500      8,342,500         1.7
    SOFTWARE

    The accompanying notes are an integral part of the financial statements.

         1084
                            AIM MID CAP GROWTH FUND
                (FORMERLY GT GLOBAL AMERICA MID CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (Continued)
  Ciena Corp.-/- ............................................   US            104,000   $  7,241,000         1.5
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                          70,553,700
                                                                                        ------------
Finance (13.0%)
  Golden State Bancorp, Inc.-/- .............................   US            381,300     11,343,675         2.4
    SAVINGS & LOANS
  C.I.T. Group, Inc. "A"-/- .................................   US            266,800     10,005,000         2.1
    OTHER FINANCIAL
  Exel Ltd. .................................................   US            120,500      9,376,406         1.9
    INSURANCE - PROPERTY-CASUALTY
  GreenPoint Financial Corp. ................................   US            249,200      9,376,150         1.9
    SAVINGS & LOANS
  Capital One Financial Corp. ...............................   US             68,200      8,469,588         1.8
    CONSUMER FINANCE
  Ace Ltd. ..................................................   US            183,100      7,140,900         1.5
    INSURANCE - PROPERTY-CASUALTY
  Heller Financial, Inc.-/- .................................   US            226,600      6,798,000         1.4
    OTHER FINANCIAL
                                                                                        ------------
                                                                                          62,509,719
                                                                                        ------------
Health Care (8.0%)
  Forest Laboratories, Inc. "A"-/- ..........................   US            268,000      9,581,000         2.0
    PHARMACEUTICALS
  Wellpoint Health Networks-/- ..............................   US            118,000      8,732,000         1.8
    HEALTH CARE SERVICES
  ALZA Corp.-/- .............................................   US            176,300      7,624,975         1.6
    PHARMACEUTICALS
  HBO & Co. .................................................   US            206,200      7,268,550         1.5
    HEALTH CARE SERVICES
  McKesson Corp. ............................................   US             68,100      5,533,125         1.1
    HEALTH CARE SERVICES
                                                                                        ------------
                                                                                          38,739,650
                                                                                        ------------
Consumer Non-Durables (6.7%)
  U.S. Foodservice-/- .......................................   US            553,400     19,403,588         4.0
    FOOD
  Suiza Foods Corp.-/- ......................................   US            170,500     10,176,719         2.1
    FOOD
  International Home Foods, Inc.-/- .........................   US            135,400      3,080,350         0.6
    FOOD
                                                                                        ------------
                                                                                          32,660,657
                                                                                        ------------
Materials/Basic Industry (5.4%)
  International Specialty Products, Inc.-/- .................   US            668,200     12,445,225         2.6
    CHEMICALS
  Millenium Chemicals, Inc. .................................   US            215,600      7,303,450         1.5
    CHEMICALS

    The accompanying notes are an integral part of the financial statements.

         1085
                            AIM MID CAP GROWTH FUND
                (FORMERLY GT GLOBAL AMERICA MID CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  Crompton & Knowles Corp. ..................................   US            250,700   $  6,314,506         1.3
    CHEMICALS
                                                                                        ------------
                                                                                          26,063,181
                                                                                        ------------
Energy (3.1%)
  J. Ray McDermott S.A.-/- ..................................   US            239,900      9,955,850         2.1
    ENERGY EQUIPMENT & SERVICES
  Anadarko Petroleum Corp. ..................................   US             75,300      5,059,219         1.0
    ENERGY SOURCES
                                                                                        ------------
                                                                                          15,015,069
                                                                                        ------------
Capital Goods (2.5%)
  U.S. Filter Corp.-/- ......................................   US            422,250     11,849,391         2.5
    ENVIRONMENTAL
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $397,646,938) ................                            494,355,613       102.5
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Golden State Bancorp. Litigation Warrants-/- (cost
   $2,296,744) ..............................................   US            381,300      2,025,656         0.4
    SAVINGS & LOANS
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $399,943,682)  * ....................                            496,381,269       102.9
Other Assets and Liabilities ................................                            (14,212,467)       (2.9)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $482,168,802       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $401,270,613 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  99,557,388
                 Unrealized depreciation:            (4,446,732)
                                                  -------------
                 Net unrealized appreciation:     $  95,110,656
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

         1086
                     AIM AMERICA VALUE FUND - CONSOLIDATED
                    (FORMERLY GT GLOBAL AMERICA VALUE FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (33.1%)
  Exel Ltd. .................................................   US             10,900   $    848,156         2.9
    INSURANCE - PROPERTY-CASUALTY
  Chase Manhattan Corp. .....................................   US             10,150        766,325         2.6
    BANKS-MONEY CENTER
  Travelers Group, Inc. .....................................   US             12,150        736,594         2.5
    INSURANCE - MULTI-LINE
  Allstate Corp. ............................................   US              7,875        721,055         2.4
    INSURANCE - MULTI-LINE
  Fleet Financial Group, Inc. ...............................   US              8,600        718,100         2.4
    BANKS-SUPER REGIONAL
  SLM Holding Corp. .........................................   US             14,612        715,988         2.4
    OTHER FINANCIAL
  First Chicago NBD Corp. ...................................   US              8,000        709,000         2.4
    BANKS-REGIONAL
  Mellon Bank Corp. .........................................   US              9,700        675,363         2.3
    BANKS-REGIONAL
  Household International, Inc. .............................   US             13,500        671,625         2.3
    CONSUMER FINANCE
  BankAmerica Corp. .........................................   US              7,550        652,603         2.2
    BANKS-MONEY CENTER
  GreenPoint Financial Corp. ................................   US             16,000        602,000         2.0
    SAVINGS & LOANS
  NationsBank Corp. .........................................   US              7,700        589,050         2.0
    BANKS-REGIONAL
  Starwood Hotels & Resorts .................................   US              8,583        414,666         1.4
    REAL ESTATE INVESTMENT TRUST
  Citicorp ..................................................   US              2,400        358,200         1.2
    BANKS-MONEY CENTER
  Crescent Real Estate Equities Co. .........................   US             10,000        336,250         1.1
    REAL ESTATE INVESTMENT TRUST
  Felcor Suite Hotels, Inc. .................................   US              9,025        283,159         1.0
    REAL ESTATE INVESTMENT TRUST
                                                                                        ------------
                                                                                           9,798,134
                                                                                        ------------
Energy (17.1%)
  Texas Utilities Co. .......................................   US             17,900        745,088         2.5
    ELECTRICAL & GAS UTILITIES
  Mobil Corp. ...............................................   US              9,200        704,950         2.4
    OIL
  Unocal Corp. ..............................................   US             19,300        689,975         2.3
    OIL
  Atlantic Richfield Co. (ARCO) .............................   US              8,100        632,813         2.1
    OIL
  Anadarko Petroleum Corp. ..................................   US              9,200        618,125         2.1
    ENERGY SOURCES
  McDermott International, Inc. .............................   US             16,600        571,663         1.9
    ENERGY EQUIPMENT & SERVICES
  Pinnacle West Capital Corp. ...............................   US              9,625        433,125         1.5
    ELECTRICAL & GAS UTILITIES

    The accompanying notes are an integral part of the financial statements.

         1087
                     AIM AMERICA VALUE FUND - CONSOLIDATED
                    (FORMERLY GT GLOBAL AMERICA VALUE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Carolina Power & Light Co. ................................   US              9,000   $    390,375         1.3
    ELECTRICAL & GAS UTILITIES
  GPU, Inc. .................................................   US              7,825        295,883         1.0
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           5,081,997
                                                                                        ------------
Services (12.9%)
  Bell Atlantic Corp. .......................................   US             18,400        839,500         2.8
    TELEPHONE - REGIONAL/LOCAL
  Comcast Corp. 'A' .........................................   US             17,500        710,391         2.4
    CABLE TELEVISION
  Time Warner, Inc. .........................................   US              8,000        683,500         2.3
    BROADCASTING & PUBLISHING
  Federated Department Stores, Inc.-/- ......................   US             11,500        618,844         2.1
    RETAILERS-APPAREL
  The Limited, Inc. .........................................   US             14,825        491,078         1.7
    RETAILERS-APPAREL
  U.S. West, Inc. ...........................................   US             10,000        470,000         1.6
    TELEPHONE - REGIONAL/LOCAL
                                                                                        ------------
                                                                                           3,813,313
                                                                                        ------------
Materials/Basic Industry (12.4%)
  E.I. du Pont de Nemours & Company .........................   US              9,200        686,550         2.3
    CHEMICALS
  Owens Corning .............................................   US             16,200        661,163         2.2
    BUILDING MATERIALS & COMPONENTS
  Millenium Chemicals, Inc. .................................   US             18,500        626,688         2.1
    CHEMICALS
  Stone Container Corp. .....................................   US             38,600        603,125         2.0
    PAPER/PACKAGING
  Imperial Chemical Industries PLC - ADR{\/} ................   US              7,700        496,650         1.7
    CHEMICALS
  Crompton & Knowles Corp. ..................................   US             13,500        340,031         1.2
    CHEMICALS
  International Paper Co. ...................................   US              6,000        258,000         0.9
    PAPER/PACKAGING
                                                                                        ------------
                                                                                           3,672,207
                                                                                        ------------
Consumer Durables (7.1%)
  Ford Motor Co. ............................................   US             12,500        737,500         2.5
    AUTOMOBILES
  Lennar Corp. ..............................................   US             18,500        545,750         1.9
    HOUSING
  General Motors Corp. ......................................   US              6,600        440,963         1.5
    AUTOMOBILES
  Meritor Automotive, Inc. ..................................   US             15,000        360,000         1.2
    AUTO PARTS
                                                                                        ------------
                                                                                           2,084,213
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1088
                     AIM AMERICA VALUE FUND - CONSOLIDATED
                    (FORMERLY GT GLOBAL AMERICA VALUE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (5.2%)
  International Business Machines Corp. .....................   US              7,500   $    861,094         2.9
    COMPUTERS & PERIPHERALS
  Compaq Computer Corp. .....................................   US             24,200        686,675         2.3
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           1,547,769
                                                                                        ------------
Consumer Non-Durables (4.0%)
  Philip Morris Cos., Inc. ..................................   US             17,050        671,344         2.3
    TOBACCO
  RJR Nabisco Holdings Corp. ................................   US             21,275        505,281         1.7
    TOBACCO
                                                                                        ------------
                                                                                           1,176,625
                                                                                        ------------
Capital Goods (3.7%)
  U.S. Filter Corp.-/- ......................................   US             20,625        578,789         2.0
    ENVIRONMENTAL
  U.S.A.Waste Services, Inc. ................................   US             14,300        500,500         1.7
    ENVIRONMENTAL
                                                                                        ------------
                                                                                           1,079,289
                                                                                        ------------
Health Care (1.6%)
  Pharmacia & Upjohn, Inc. ..................................   US             10,500        484,309         1.6
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $26,403,641) .................                             28,737,856        97.1
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co.,
   due July 1, 1998, for an effective yield of 5.70%
   collateralized by $460,000 U.S. Treasury Bills, 5.875% due
   1/31/99 (market value of collateral is $472,075, including
   accrued interest). (cost $459,000) .......................                                459,000         1.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $26,862,641)  * .....................                             29,196,856        98.6
Other Assets and Liabilities ................................                                400,530         1.4
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 29,597,386       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $26,900,718 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,898,607
                 Unrealized depreciation:              (602,469)
                                                  -------------
                 Net unrealized appreciation:     $   2,296,138
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1089
                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                              AIM
                                                                          -------------------------------------------
                                                                            SMALL CAP
                                                                              EQUITY        MID CAP    AMERICA VALUE
                                                                          FUND-CONSOLIDATED GROWTH FUND FUND-CONSOLIDATED
                                                                          --------------  -----------  --------------
Assets:
  Investments in securities, at value (cost $33,732,540; $399,943,682;
   and $26,862,641, respectively) (Note 1)..............................    $36,665,384   4$96,381,269   $29,196,856
  U.S. currency.........................................................            86           644            240
  Dividends receivable..................................................           588        80,604         42,424
  Interest receivable...................................................           407            --             73
  Receivable for Fund shares sold.......................................       522,566       442,351         70,096
  Receivable for securities sold........................................       447,737     1,391,606        857,174
  Receivable from A I M Advisors, Inc. (Note 2).........................        75,985            --         68,265
  Unamortized organizational costs (Note 1).............................        40,679            --         40,679
                                                                          --------------  -----------  --------------
    Total assets........................................................    37,753,432    498,296,474    30,275,807
                                                                          --------------  -----------  --------------
Liabilities:
  Payable for custodian fees............................................           778        84,299          5,455
  Payable for Directors' and Trustees' fees and expenses (Note 2).......         6,703         4,385          6,602
  Payable for fund accounting fees (Note 2).............................         1,532        10,018            658
  Payable for Fund shares repurchased (Note 2)..........................       938,102     6,431,497         83,620
  Payable for investment management and administration fees (Note 2)....        80,799       273,092         75,127
  Payable for loan outstanding (Note 1).................................            --     6,652,000             --
  Payable for printing and postage expenses.............................        37,978        13,626         37,498
  Payable for professional fees.........................................        19,013        13,728         17,735
  Payable for registration and filing fees..............................        22,587        13,414         17,486
  Payable for securities purchased......................................     1,355,332     2,006,275        399,574
  Payable for service and distribution expenses (Note 2)................        18,805       254,651         18,640
  Payable for transfer agent fees (Note 2)..............................        13,369       339,800         11,132
  Other accrued expenses................................................         3,474        30,887          4,794
                                                                          --------------  -----------  --------------
    Total liabilities...................................................     2,498,472    16,127,672        678,321
  Minority interest (Notes 1 & 2).......................................           100            --            100
                                                                          --------------  -----------  --------------
Net assets..............................................................    $35,254,860   4$82,168,802   $29,597,386
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Class A:
Net asset value and redemption price per share ($12,620,070 DIVIDED BY
 746,689; $238,023,863 DIVIDED BY 10,119,708; and $8,669,479 DIVIDED BY
 471,856 shares outstanding, respectively)..............................    $    16.90     $   23.52     $    18.37
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Maximum offering price per share (100/94.5 of $16.90; 100/94.5 of
 $23.52; and 100/94.5 of $18.37, respectively) *........................    $    17.88     $   24.89     $    19.44
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Class B:+
Net asset value and offering price per share $20,177,075 DIVIDED BY
 1,216,622; $243,093,084 DIVIDED BY 10,727,676; and $20,174,796 DIVIDED
 BY 1,114,911 shares outstanding, respectively).........................    $    16.58     $   22.66     $    18.10
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Advisor Class:
Net asset value and offering price per share, and redemption price per share $2,457,715 DIVIDED BY 144,152; $1,051,855 DIVIDED BY 44,488; and
 $753,111 DIVIDED BY 40,640 shares outstanding, respectively)...........    $    17.05     $   23.64     $    18.53
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Net assets consist of:
  Paid in capital (Note 4)..............................................    $27,650,613   3$45,007,969   $25,439,934
  Accumulated net investment loss.......................................      (310,132)   (3,756,379)       (21,933)
  Accumulated net realized gain on investments..........................     4,981,535    44,479,625      1,845,170
  Net unrealized appreciation of investments............................     2,932,844    96,437,587      2,334,215
                                                                          --------------  -----------  --------------
Total -- representing net assets applicable to capital shares
 outstanding............................................................    $35,254,860   4$82,168,802   $29,597,386
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------

----------------
    * On sales of $25,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1090
                            STATEMENTS OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                                         AIM
                                                                                  --------------------------------------------------
                                                                                  SMALL CAP EQUITY      MID CAP      AMERICA VALUE
                                                                                  FUND-CONSOLIDATED   GROWTH FUND  FUND-CONSOLIDATED
                                                                                  -----------------   -----------  -----------------
Investment income: (Note 1)
  Dividend income...............................................................     $   23,964       $   687,891     $  266,753
  Interest income...............................................................         16,300           113,913         22,266
  Securities lending income.....................................................          8,274           154,690            484
                                                                                  -----------------   -----------  -----------------
    Total investment income.....................................................         48,538           956,494        289,503
                                                                                  -----------------   -----------  -----------------
Expenses:
  Investment management and administration fees (Note 2)........................        122,481         1,788,752        104,395
  Amortization of organization costs (Note 1)...................................          8,779                --          8,779
  Custodian Fees................................................................         13,190            59,368          5,430
  Directors' and Trustees' fees and expenses (Note 2)...........................          9,576             7,964          9,050
  Fund accounting fees (Note 2).................................................          4,564            66,756          3,698
  Printing and postage expenses.................................................         27,925           100,124         25,340
  Professional fees.............................................................         34,443            65,372         28,236
  Registration and filing fees (Note 1).........................................         26,130            61,087         27,150
  Service and distribution expenses: (Note 2)
    Class A.....................................................................         20,616           432,588         15,364
    Class B.....................................................................         99,273         1,226,897         96,391
  Transfer agent fees (Note 2)..................................................         62,450           728,344         55,400
  Other expenses................................................................          6,244           204,822          2,014
                                                                                  -----------------   -----------  -----------------
    Total expenses before reductions and reimbursements.........................        435,671         4,742,074        381,247
                                                                                  -----------------   -----------  -----------------
      Expenses reimbursed by A I M Advisors, Inc. (Note 2)......................        (75,985)               --        (68,265)
      Expense reductions (Note 5)...............................................         (1,016)          (29,201)        (1,546)
                                                                                  -----------------   -----------  -----------------
    Total net expenses..........................................................        358,670         4,712,873        311,436
                                                                                  -----------------   -----------  -----------------
Net investment loss.............................................................       (310,132)       (3,756,379)       (21,933)
                                                                                  -----------------   -----------  -----------------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain on investments..............................................      3,724,962        28,358,903      1,443,280
  Net change in unrealized appreciation of investments..........................      2,036,645        30,955,839        333,471
                                                                                  -----------------   -----------  -----------------
Net realized and unrealized gain on investments.................................      5,761,607        59,314,742      1,776,751
                                                                                  -----------------   -----------  -----------------
Net increase in net assets resulting from operations............................     $5,451,475       $55,558,363     $1,754,818
                                                                                  -----------------   -----------  -----------------
                                                                                  -----------------   -----------  -----------------

    The accompanying notes are an integral part of the financial statements.

         1091
                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                    AIM
                           -------------------------------------------------------------------------------------
                                SMALL CAP EQUITY                  MID CAP                   AMERICA VALUE
                                FUND-CONSOLIDATED               GROWTH FUND               FUND-CONSOLIDATED
                           ---------------------------  ----------------------------  --------------------------
                            SIX MONTHS                   SIX MONTHS                    SIX MONTHS
                              ENDED                         ENDED                        ENDED
                             JUNE 30,     YEAR ENDED      JUNE 30,      YEAR ENDED      JUNE 30,     YEAR ENDED
                               1998      DECEMBER 31,       1998       DECEMBER 31,       1998      DECEMBER 31,
                           (UNAUDITED)       1997        (UNAUDITED)       1997       (UNAUDITED)       1997
                           ------------  -------------  -------------  -------------  ------------  ------------
Increase (decrease) in
net assets
Operations:
  Net investment income
   (loss)................  $  (310,132 ) $   (449,560 ) $ (3,756,379 ) $ (6,767,300 ) $   (21,933 ) $    22,242
  Net realized gain on
   investments and
   foreign currency
   transactions..........    3,724,962      2,524,251     28,358,903     91,288,360     1,443,280     1,352,859
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments...........    2,036,645      1,674,235     30,955,839    (23,043,968 )     333,471     2,016,032
                           ------------  -------------  -------------  -------------  ------------  ------------
    Net increase in net
     assets resulting
     from operations.....    5,451,475      3,748,926     55,558,363     61,477,092     1,754,818     3,391,133
                           ------------  -------------  -------------  -------------  ------------  ------------
Class A:
Distributions to
 shareholders: (Note 1)
  From net investment
   income................           --             --             --             --            --       (12,256 )
  From net realized gain
   on investments........           --       (213,287 )           --    (27,861,047 )          --      (482,262 )
Class B:
Distributions to
 shareholders: (Note 1)
  From net investment
   income................           --             --             --             --            --            --
  From net realized gain
   on investments........           --       (410,555 )           --    (29,550,073 )          --    (1,128,861 )
Advisor Class:
Distributions to
 shareholders: (Note 1)
  From net investment
   income................           --             --             --             --            --        (1,610 )
  From net realized gain
   on investments........           --        (32,021 )           --       (120,835 )          --       (30,657 )
                           ------------  -------------  -------------  -------------  ------------  ------------
    Total
     distributions.......           --       (655,863 )           --    (57,531,955 )          --    (1,655,646 )
                           ------------  -------------  -------------  -------------  ------------  ------------
Capital share
transactions: (Note 4)
  Increase from capital
   shares sold and
   reinvested............   23,061,481     60,411,522    380,523,601    783,255,935    11,647,193    33,884,259
  Decrease from capital
   shares repurchased....  (26,968,839 )  (49,371,158 ) (466,195,324 ) (954,921,988 )  (8,629,240 ) (19,018,130 )
                           ------------  -------------  -------------  -------------  ------------  ------------
    Net increase
     (decrease) from
     capital share
     transactions........   (3,907,358 )   11,040,364    (85,671,723 ) (171,666,053 )   3,017,953    14,866,129
                           ------------  -------------  -------------  -------------  ------------  ------------
Total increase (decrease)
 in net assets...........    1,544,117     14,133,427    (30,113,360 ) (167,720,916 )   4,772,771    16,601,616
Net assets:
  Beginning of period....   33,710,743     19,577,316    512,282,162    680,003,078    24,824,615     8,222,999
                           ------------  -------------  -------------  -------------  ------------  ------------
  End of period  *.......  $35,254,860   $ 33,710,743   $482,168,802   $512,282,162   $29,597,386   $24,824,615
                           ------------  -------------  -------------  -------------  ------------  ------------
                           ------------  -------------  -------------  -------------  ------------  ------------
 * Includes
undistributed/accumulated
net investment
 income (loss) of........  $  (310,132 ) $         --   $ (3,756,379 ) $         --   $   (21,933 ) $        --
                           ------------  -------------  -------------  -------------  ------------  ------------
                           ------------  -------------  -------------  -------------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

         1092
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          AIM SMALL CAP EQUITY FUND
                                          ---------------------------------------------------------
                                                                   CLASS A
                                          ---------------------------------------------------------
                                          SIX MONTHS                               OCTOBER 18, 1995
                                             ENDED              YEAR ENDED          (COMMENCEMENT
                                           JUNE 30,            DECEMBER 31,         OF OPERATIONS)
                                             1998          --------------------    TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)       1995 (D)
                                          -----------      --------     -------    ----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 14.27         $ 12.52      $11.80         $11.43
                                          -----------      --------     -------      --------
Income from investment operations:
  Net investment income (loss)..........     (0.11) * * * *   (0.18) * * *  (0.05) **       0.04*
  Net realized and unrealized gain on
   investments..........................      2.74            2.20        1.69           0.33
                                          -----------      --------     -------      --------
    Net increase from investment
     operations.........................      2.63            2.02        1.64           0.37
                                          -----------      --------     -------      --------
Distributions to shareholders:
  From net realized gain on
   investments..........................        --           (0.27)      (0.92)            --
                                          -----------      --------     -------      --------
    Total distributions.................        --           (0.27)      (0.92)            --
                                          -----------      --------     -------      --------
Net asset value, end of period..........   $ 16.90         $ 14.27      $12.52         $11.80
                                          -----------      --------     -------      --------
                                          -----------      --------     -------      --------

Total investment return (c).............     18.43% (b)      16.23%      13.81%          3.24% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $12,620         $10,896      $8,448         $1,931
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     (1.47)% (a)     (1.40)%     (0.38)%         1.68% (a)
  Without expense reductions and/or
   reimbursement........................     (1.93)% (a)     (2.00)%     (1.47)%       (20.52)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      1.74% (a)       1.92%       2.00%          2.00% (a)
  Without expense reductions and/or
   reimbursement........................      2.20% (a)       2.52%       3.09%         24.20% (a)
Ratio of interest expense to average net
 assets+................................      0.02% (a)        N/A         N/A            N/A
Portfolio turnover rate+................       208% (a)        233%        150%           N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
 * * * * Before reimbursement the net investment loss per share would have been $(0.15), $(0.21), and $(0.12) for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

         1093
                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           AIM SMALL CAP EQUITY FUND
                                          -----------------------------------------------------------
                                                                    CLASS B
                                          -----------------------------------------------------------
                                          SIX MONTHS                                OCTOBER 18, 1995
                                             ENDED              YEAR ENDED            (COMMENCEMENT
                                           JUNE 30,            DECEMBER 31,          OF OPERATIONS)
                                             1998          ---------------------     TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)        1995 (D)
                                          -----------      --------     --------    -----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 14.06         $ 12.42      $ 11.78         $ 11.43
                                          -----------      --------     --------    -----------------
Income from investment operations:
  Net investment income (loss)..........     (0.17) * * * *   (0.26) * * *   (0.14) **        0.02*
  Net realized and unrealized gain on
   investments..........................      2.69            2.17         1.70            0.33
                                          -----------      --------     --------    -----------------
    Net increase from investment
     operations.........................      2.52            1.91         1.56            0.35
                                          -----------      --------     --------    -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................        --           (0.27)       (0.92)             --
                                          -----------      --------     --------    -----------------
    Total distributions.................        --           (0.27)       (0.92)             --
                                          -----------      --------     --------    -----------------
Net asset value, end of period..........   $ 16.58         $ 14.06      $ 12.42         $ 11.78
                                          -----------      --------     --------    -----------------
                                          -----------      --------     --------    -----------------

Total investment return (c).............     17.99% (b)      15.47%       13.14%           3.06% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $20,177         $21,222      $10,694         $ 2,024
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     (2.12)% (a)     (2.05)%      (1.03)%          1.03% (a)
  Without expense reductions and/or
   reimbursement........................     (2.58)% (a)     (2.65)%      (2.12)%        (21.17)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      2.39% (a)       2.57%        2.65%           2.65% (a)
  Without expense reductions and/or
   reimbursement........................      2.85% (a)       3.17%        3.74%          24.85% (a)
Ratio of interest expense to average net
 assets+................................      0.02% (a)        N/A          N/A             N/A
Portfolio turnover rate+................       208% (a)        233%         150%            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
 * * * * Before reimbursement the net investment loss per share would have been $(0.15), $(0.21), and $(0.12) for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

         1094
                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          AIM SMALL CAP EQUITY FUND
                                          ---------------------------------------------------------
                                                                ADVISOR CLASS
                                          ---------------------------------------------------------
                                          SIX MONTHS                              OCTOBER 18, 1995
                                            ENDED              YEAR ENDED           (COMMENCEMENT
                                           JUNE 30,           DECEMBER 31,         OF OPERATIONS)
                                             1998         --------------------     TO DECEMBER 31,
                                          (UNAUDITED)     1997 (D)    1996 (D)        1995 (D)
                                          ----------      -------     --------    -----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $14.39         $12.58      $ 11.81         $ 11.43
                                          ----------      -------     --------       --------
Income from investment operations:
  Net investment income (loss)..........    (0.08) * * * *  (0.14) * * *      --* *        0.05*
  Net realized and unrealized gain on
   investments..........................     2.74           2.22         1.69            0.33
                                          ----------      -------     --------       --------
    Net increase from investment
     operations.........................     2.66           2.08         1.69            0.38
                                          ----------      -------     --------       --------
Distributions to shareholders:
  From net realized gain on
   investments..........................       --          (0.27)       (0.92)             --
                                          ----------      -------     --------       --------
    Total distributions.................       --          (0.27)       (0.92)             --
                                          ----------      -------     --------       --------
Net asset value, end of period..........   $17.05         $14.39      $ 12.58         $ 11.81
                                          ----------      -------     --------       --------
                                          ----------      -------     --------       --------

Total investment return (c).............    18.49% (b)     16.63%       14.22%           3.32% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $2,458         $1,592      $   435         $    52
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........    (1.12)% (a)    (1.05)%      (0.03)%          2.03% (a)
  Without expense reductions and/or
   reimbursement........................    (1.58)% (a)    (1.65)%      (1.12)%        (20.17)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     1.39% (a)      1.57%        1.65%           1.65% (a)
  Without expense reductions and/or
   reimbursement........................     1.85% (a)      2.17%        2.74%          23.85% (a)
Ratio of interest expense to average net
 assets+................................     0.02% (a)       N/A          N/A             N/A
Portfolio turnover rate+................      208% (a)       233%         150%            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
 * * * * Before reimbursement the net investment loss per share would have been $(0.15), $(0.21), and $(0.12) for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

         1095
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                            AIM MID CAP GROWTH FUND
                                             --------------------------------------------------------------------------------------
                                                                                    CLASS A+
                                             --------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                              JUNE 30,                               YEAR ENDED DECEMBER 31,
                                                1998          ---------------------------------------------------------------------
                                             (UNAUDITED) (D)    1997           1996           1995         1994 (D)         1993
                                             -----------      ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
Net asset value, beginning of period....      $  21.01        $  20.77       $  19.07       $  17.69       $  17.17       $  17.12
                                             -----------      ---------      ---------      ---------      ---------      ---------
Income from investment operations:
  Net investment income (loss)..........         (0.14)          (0.20)          0.03           0.24           0.04          (0.21)
  Net realized and unrealized gain on
   investments..........................          2.65            3.00           2.96           3.93           2.55           1.56
                                             -----------      ---------      ---------      ---------      ---------      ---------
    Net increase from investment
     operations.........................          2.51            2.80           2.99           4.17           2.59           1.35
                                             -----------      ---------      ---------      ---------      ---------      ---------
Distributions to shareholders:
  From net investment income............            --              --             --          (0.21)         (0.02)            --
  From net realized gain on
   investments..........................            --           (2.56)         (1.29)         (2.58)         (2.05)         (1.30)
                                             -----------      ---------      ---------      ---------      ---------      ---------
    Total distributions.................            --           (2.56)         (1.29)         (2.79)         (2.07)         (1.30)
                                             -----------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period..........      $  23.52        $  21.01       $  20.77       $  19.07       $  17.69       $  17.17
                                             -----------      ---------      ---------      ---------      ---------      ---------
                                             -----------      ---------      ---------      ---------      ---------      ---------

Total investment return (c).............         11.95%(b)       14.05%         15.65%         23.23%         15.69%           8.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....      $238,024        $255,674       $343,427       $396,291       $196,937       $116,468
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         (1.20)%(a)      (0.90)%         0.12%          1.24%          0.17%          (0.7)%
  Without expense reductions............         (1.21)%(a)      (1.01)%         0.07%           N/A            N/A            N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......          1.59%(a)        1.37%          1.36%          1.46%          1.58%           1.6%
  Without expense reductions............          1.60%(a)        1.48%          1.41%           N/A            N/A            N/A
Portfolio turnover rate++++.............           171%(a)         190%           253%            71%           102%            92%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1096
                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                      AIM MID CAP GROWTH FUND
                                           ------------------------------------------------------------------------------
                                                                             CLASS B++
                                           ------------------------------------------------------------------------------
                                           SIX MONTHS                                                          APRIL 1,
                                              ENDED                                                              1993
                                            JUNE 30,                  YEAR ENDED DECEMBER 31,                     TO
                                              1998        -----------------------------------------------    DECEMBER 31,
                                           (UNAUDITED) (D)   1997        1996         1995       1994 (D)        1993
                                           -----------    ---------    ---------    ---------    --------    ------------
Per Share Operating Performance:
Net asset value, beginning of period....    $  20.31      $  20.28     $  18.77     $  17.50     $ 17.09       $15.90
                                           -----------    ---------    ---------    ---------    --------    ------------
Income from investment operations:
  Net investment income (loss)..........       (0.21)        (0.34)       (0.11)        0.10       (0.09)       (0.29)
  Net realized and unrealized gain on
   investments..........................        2.56          2.93         2.91         3.87        2.55         2.78
                                           -----------    ---------    ---------    ---------    --------    ------------
    Net increase from investment
     operations.........................        2.35          2.59         2.80         3.97        2.46         2.49
                                           -----------    ---------    ---------    ---------    --------    ------------
Distributions to shareholders:
  From net investment income............          --            --           --        (0.12)         --           --
  From net realized gain on
   investments..........................          --         (2.56)       (1.29)       (2.58)      (2.05)       (1.30)
                                           -----------    ---------    ---------    ---------    --------    ------------
    Total distributions.................          --         (2.56)       (1.29)       (2.70)      (2.05)       (1.30)
                                           -----------    ---------    ---------    ---------    --------    ------------
Net asset value, end of period..........    $  22.66      $  20.31     $  20.28     $  18.77     $ 17.50       $17.09
                                           -----------    ---------    ---------    ---------    --------    ------------
                                           -----------    ---------    ---------    ---------    --------    ------------

Total investment return (c).............       11.57%(b)     13.35%       14.82%       22.42%      15.06%        16.1% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $243,093      $255,468     $334,590     $348,435     $80,060       $1,982
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......       (1.85)%(a)    (1.55)%      (0.53)%       0.59%      (0.48)%       (1.3)% (a)
  Without expense reductions............       (1.86)%(a)    (1.66)%      (0.58)%        N/A         N/A          N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......        2.24%(a)      2.02%        2.01%        2.11%       2.23%         2.2% (a)
  Without expense reductions............        2.25%(a)      2.13%        2.06%         N/A         N/A          N/A
Portfolio turnover rate++++.............         171%(a)       190%         253%          71%        102%          92%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1097
                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          AIM MID CAP GROWTH FUND
                                             --------------------------------------------------
                                                              ADVISOR CLASS+++
                                             --------------------------------------------------
                                                                                        JUNE 1,
                                             SIX MONTHS                                  1995
                                                ENDED         YEAR ENDED DECEMBER         TO
                                              JUNE 30,                31,               DECEMBER
                                                1998          --------------------      31,
                                             (UNAUDITED) (D)   1997         1996         1995
                                             -----------      -------      -------      -------
Per Share Operating Performance:
Net asset value, beginning of period....      $ 21.10         $20.76       $19.05       $20.61
                                             -----------      -------      -------      -------
Income from investment operations:
  Net investment income (loss)..........        (0.10)         (0.15)        0.09         0.21
  Net realized and unrealized gain on
   investments..........................         2.64           3.05         2.91         1.09
                                             -----------      -------      -------      -------
    Net increase from investment
     operations.........................         2.54           2.90         3.00         1.30
                                             -----------      -------      -------      -------
Distributions to shareholders:
  From net investment income............           --             --           --        (0.28)
  From net realized gain on
   investments..........................           --          (2.56)       (1.29)       (2.58)
                                             -----------      -------      -------      -------
    Total distributions.................           --          (2.56)       (1.29)       (2.86)
                                             -----------      -------      -------      -------
Net asset value, end of period..........      $ 23.64         $21.10       $20.76       $19.05
                                             -----------      -------      -------      -------
                                             -----------      -------      -------      -------

Total investment return (c).............        12.04% (b)     14.54%       15.72%        6.01%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....      $ 1,052         $1,140       $1,986       $1,394
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......        (0.85)% (a)     0.55%        0.47%        1.59%(a)
  Without expense reductions............        (0.86)% (a)    (0.66)%       0.42%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.24% (a)      1.02%        1.01%        1.11%(a)
  Without expense reductions............         1.25% (a)      1.13%        1.06%         N/A
Portfolio turnover rate++++.............          171% (a)       190%         253%          71%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1098
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            AIM AMERICA VALUE FUND
                                          -----------------------------------------------------------
                                                                    CLASS A
                                          -----------------------------------------------------------
                                          SIX MONTHS                                 OCTOBER 18, 1995
                                             ENDED         YEAR ENDED DECEMBER        (COMMENCEMENT
                                           JUNE 30,                31,                OF OPERATIONS)
                                             1998          --------------------      TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)         1995 (D)
                                          -----------      -------      -------      ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $17.25         $14.65       $12.76           $ 11.43
                                          -----------      -------      -------      ----------------
Income from investment operations:
  Net investment income (loss)..........      0.03* * * *    0.09* * *   (0.01) * *         0.03*
  Net realized and unrealized gain on
   investments..........................      1.09           3.87         1.94              1.30
                                          -----------      -------      -------      ----------------
    Net increase from investment
     operations.........................      1.12           3.96         1.93              1.33
                                          -----------      -------      -------      ----------------
Distributions to shareholders:
  From net investment income............        --          (0.03)          --                --
  From net realized gain on
   investments..........................        --          (1.33)       (0.04)               --
                                          -----------      -------      -------      ----------------
    Total distributions.................        --          (1.36)       (0.04)               --
                                          -----------      -------      -------      ----------------
Net asset value, end of period..........    $18.37         $17.25       $14.65           $ 12.76
                                          -----------      -------      -------      ----------------
                                          -----------      -------      -------      ----------------

Total investment return (c).............      6.49% (b)     27.23%       15.12%            11.64% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $8,669         $7,668       $2,529           $   870
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      0.28% (a)      0.56%       (0.10)%            1.10% (a)
  Without expense reductions and/or
   reimbursement........................     (0.21)% (a)    (0.42)%      (3.61)%          (47.44)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      1.73% (a)      1.99%        2.00%             2.00% (a)
  Without expense reductions and/or
   reimbursement........................      2.22% (a)      2.97%        5.51%            50.54% (a)
Ratio of interest expense to average net
 assets+................................       N/A           0.03%         N/A               N/A
Portfolio turnover rate+................       132% (a)        93%         256%              N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1997.
 * * * * Before reimbursement the net investment income (loss) per share would have been $(.01), $(.07) and $.01 for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1099
                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             AIM AMERICA VALUE FUND
                                          ------------------------------------------------------------
                                                                    CLASS B
                                          ------------------------------------------------------------
                                          SIX MONTHS                                  OCTOBER 18, 1995
                                             ENDED          YEAR ENDED DECEMBER        (COMMENCEMENT
                                           JUNE 30,                 31,                OF OPERATIONS)
                                             1998          ---------------------      TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)      1996 (D)         1995 (D)
                                          -----------      --------      -------      ----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 17.04         $ 14.54       $12.75           $ 11.43
                                          -----------      --------      -------      ----------------
Income from investment operations:
  Net investment income (loss)..........     (0.03) * * * *   (0.01) * * *  (0.10) * *        0.01*
  Net realized and unrealized gain on
   investments..........................      1.09            3.83         1.93              1.31
                                          -----------      --------      -------      ----------------
    Net increase from investment
     operations.........................      1.06            3.82         1.83              1.32
                                          -----------      --------      -------      ----------------
Distributions to shareholders:
  From net investment income............        --              --           --                --
  From net realized gain on
   investments..........................        --           (1.32)       (0.04)               --
                                          -----------      --------      -------      ----------------
    Total distributions.................        --           (1.32)       (0.04)               --
                                          -----------      --------      -------      ----------------
Net asset value, end of period..........   $ 18.10         $ 17.04       $14.54           $ 12.75
                                          -----------      --------      -------      ----------------
                                          -----------      --------      -------      ----------------

Total investment return (c).............      6.16% (b)      26.44%       14.35%            11.55% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $20,175         $16,717       $5,503           $ 1,254
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     (0.37)% (a)     (0.09)%      (0.75)%            0.45% (a)
  Without expense reductions and/or
   reimbursement........................     (0.86)% (a)     (1.07)%      (4.26)%          (48.09)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      2.38% (a)       2.64%        2.65%(a)          2.65% (a)
  Without expense reductions and/or
   reimbursement........................      2.87% (a)       3.62%        6.16%            51.19% (a)
Ratio of interest expense to average net
 assets+................................       N/A            0.03%         N/A               N/A
Portfolio turnover rate+................       132% (a)         93%         256%              N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1997.
 * * * * Before reimbursement the net investment income (loss) per share would have been $(.01), $(.07) and $.01 for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1100
                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            AIM AMERICA VALUE FUND
                                          -----------------------------------------------------------
                                                                 ADVISOR CLASS
                                          -----------------------------------------------------------
                                          SIX MONTHS                                 OCTOBER 18, 1995
                                             ENDED         YEAR ENDED DECEMBER        (COMMENCEMENT
                                           JUNE 30,                31,                OF OPERATIONS)
                                             1998          --------------------      TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)         1995 (D)
                                          -----------      -------      -------      ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $17.37         $14.72       $12.77           $ 11.43
                                          -----------      -------      -------      ----------------
Income from investment operations:
  Net investment income (loss)..........      0.05* * * *    0.15* * *    0.03* *           0.04*
  Net realized and unrealized gain on
   investments..........................      1.11           3.91         1.96              1.30
                                          -----------      -------      -------      ----------------
    Net increase from investment
     operations.........................      1.16           4.06         1.99              1.34
                                          -----------      -------      -------      ----------------
Distributions to shareholders:
  From net investment income............        --          (0.07)          --                --
  From net realized gain on
   investments..........................        --          (1.34)       (0.04)               --
                                          -----------      -------      -------      ----------------
    Total distributions.................        --          (1.41)       (0.04)               --
                                          -----------      -------      -------      ----------------
Net asset value, end of period..........    $18.53         $17.37       $14.72           $ 12.77
                                          -----------      -------      -------      ----------------
                                          -----------      -------      -------      ----------------

Total investment return (c).............      6.68% (b)     27.78%       15.58%            11.72% (a)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  753         $  439       $  191           $    81
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      0.63% (a)      0.91%        0.25%             1.45% (a)
  Without expense reductions and/or
   reimbursement........................      0.14% (a)     (0.07)%      (3.26)%          (47.09)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      1.38% (a)      1.64%        1.65%             1.65% (a)
  Without expense reductions and/or
   reimbursement........................      1.87% (a)      2.62%        5.16%            50.19% (a)
Ratio of interest expense to average net
 assets+................................       N/A           0.03%         N/A               N/A
Portfolio turnover rate+................       132% (a)        93%         256%              N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1997.
 * * * * Before reimbursement the net investment income (loss) per share would have been $(.01), $(.07) and $.01 for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1101
                                    NOTES TO
                              FINANCIAL STATEMENTS
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Small Cap Equity Fund, AIM Mid Cap Growth Fund, and AIM America Value Fund (the "Funds" formerly, GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund, respectively), are separate series of AIM Growth Series (the "Trust", formerly G.T. Global Growth Series). The Trust is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Trust has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The AIM Small Cap Equity Fund and AIM America Value Fund invest substantially all of their investable assets in Small Cap Portfolio and Value Portfolio ("Portfolios"), respectively. Each Portfolio is organized as a Delaware business trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the AIM Small Cap Equity Fund, the AIM America Value Fund, and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. At June 30, 1998, all of the shares of beneficial interest of each Portfolio were owned either by its respective fund or INVESCO (NY), Inc. (the "Sub-adviser"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(B) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio (the phrase "Fund or Portfolio" herein after includes the AIM Mid Cap Growth Fund and each of the two Portfolios), it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(C) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the

         1102
underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security, and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.

(E) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(F) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the funds:

                                                   JUNE 30, 1998             PERIOD ENDED JUNE
                                          --------------------------------       30, 1998
                                          AGGREGATE VALUE        CASH        -----------------
AIM                                          ON LOANS         COLLATERAL       FEES RECEIVED
----------------------------------------  ---------------   --------------   -----------------
Small Cap Equity Fund...................   $    1,441,406    $  1,470,234        $  8,274
Mid Cap Growth Fund.....................       42,313,661      42,984,542         154,690
America Value Fund......................               --              --             484

Cash collateral is received by the Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.

(G) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the AIM Small Cap Equity Fund, the AIM America Value Fund, and their respective Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for each Fund and $25,000 for each Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.

(H) TAXES
It is the policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the

         1103
intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund or Portfolios and timing differences.

(J) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(K) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) LINE OF CREDIT
Each of the Funds, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Funds and certain other Funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. Each of these three funds is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On June 30, 1998, AIM Mid Cap Growth Fund had $6,652,000 in loans outstanding.

For the period ended June 30, 1998, the average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for AIM Small Cap Equity Fund, AIM Mid Cap Growth Fund, and AIM America Value Fund was $513,375, $11,735,546 and $87,889 with a weighted average interest rate of 6.36%, 6.28%, and 6.24%, respectively. Interest expense for AIM Small Cap Equity Fund, AIM Mid Cap Growth Fund, and AIM America Value Fund for the period ended June 30, 1998 was $3,627, $198,306, and $137, respectively, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Funds' and Portfolios' investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Funds' and Portfolios' investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Funds and Portfolios and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Funds and Portfolios. A I M Distributors, Inc. ("AIM Distributors") became the Funds' distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust, and each Portfolio was reorganized from a New York Trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

AIM Small Cap Equity Fund and AIM America Value Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. AIM Mid Cap Growth Fund pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's or Portfolio's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Funds' distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended June 30, 1998, AIM Distributors and GT Global retained the following sales charges: $287 and $1,833, respectively, for the AIM Small Cap Equity Fund, $1,705 and $12,353, respectively, for the AIM Mid Cap Growth Fund, and $162 and $1,487, respectively, for the AIM America Value Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. No

         1104
CDSC's for Class A were collected for the period ended June 30, 1998. AIM Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of: $5,915 and $65,285, respectively, for the AIM Small Cap Equity Fund, $79,877 and $589,554, respectively, for the AIM Mid Cap Growth Fund, and $6,047 and $32,112, respectively, for the AIM America Value Fund. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Funds' reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund's were permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Funds' Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and were permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Funds' Class A shares, less any amounts paid by the Funds as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Funds were permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and were permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Funds compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Funds. Under the Class A Plan, the funds compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of each of the Fund's Class A shares.

Pursuant to the Funds' Class B Plan, the Funds compensate AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Class A Plan and the Class B Plan (together, the "Plans") are designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program that provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A and Class B shares of a Fund. Payments also can be directed by AIM Distributors to Financial Institutions who have entered into service agreements with respect to Class A and Class B shares of a Fund and who provide continuing personal services to their customers who own Class A and Class B shares of a Fund. The service fees payable to selected Financial Institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such Institution's customers' accounts that were purchased on or after a prescribed date set forth in the Plans.

The Manager and AIM Distributors have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class Shares, respectively. This undertaking may be changed or eliminated in the future. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to a Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Each Portfolio pays each of its

         1105
Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustee.

At June 30, 1998, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases of investment securities by the AIM Small Cap Equity Portfolio, AIM Mid Cap Growth Fund, and AIM America Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $34,489,676, $425,421,321 and $21,307,726, respectively. Sales of investment securities by the AIM Small Cap Equity Portfolio, AIM Mid Cap Growth Fund, and AIM America Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $38,854,404, $503,976,639 and $18,275,286, respectively. There were no purchases or sales of U.S. government obligations by a Fund or Portfolio during the year.

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           CAPITAL SHARE TRANSACTIONS
CAPITAL SHARES-AIM SMALL CAP EQUITY FUND

                                                SIX MONTHS ENDED
                                                 JUNE 30, 1998                   YEAR ENDED
                                                  (UNAUDITED)                 DECEMBER 31, 1997
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       766,677  $   12,379,784     2,067,494  $    28,341,345
Shares issued in connection with
  reinvestment of distributions.........            --              --        14,194          195,720
                                          ------------  --------------  ------------  ---------------
                                               766,677      12,379,784     2,081,688       28,537,065
Shares repurchased......................      (783,355)    (12,602,269)   (1,992,960)     (27,546,271)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................       (16,678) $     (222,485)       88,728  $       990,794
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       649,669  $   10,068,580     2,192,656  $    29,216,057
Shares issued in connection with
  reinvestment of distributions.........            --              --        26,438          359,234
                                          ------------  --------------  ------------  ---------------
                                               649,669      10,068,580     2,219,094       29,575,291
Shares repurchased......................      (942,259)    (14,277,803)   (1,570,899)     (20,624,826)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................      (292,590) $   (4,209,223)      648,195  $     8,950,465
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        39,133  $      613,117       156,123  $     2,292,127
Shares issued in connection with
  reinvestment of distributions.........            --              --           507            7,039
                                          ------------  --------------  ------------  ---------------
                                                39,133         613,117       156,630        2,299,166
Shares repurchased......................        (5,668)        (88,767)      (80,540)      (1,200,061)
                                          ------------  --------------  ------------  ---------------
Net increase............................        33,465  $      524,350        76,090  $     1,099,105
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

         1106
CAPITAL SHARES-AIM MID CAP GROWTH FUND

                                                SIX MONTHS ENDED
                                                 JUNE 30, 1998                   YEAR ENDED
                                                  (UNAUDITED)                 DECEMBER 31, 1997
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    13,237,471  $  293,037,123    24,801,099  $   522,081,212
Shares issued in connection with
  reinvestment of distributions.........            --              --     1,170,749       23,490,213
                                          ------------  --------------  ------------  ---------------
                                            13,237,471     293,037,123    25,971,848      545,571,425
Shares repurchased......................   (15,286,842)   (338,921,081)  (30,338,852)    (637,412,658)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (2,049,371) $  (45,883,958)   (4,367,004) $   (91,841,233)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     3,361,394  $   70,538,881     9,218,434  $   190,231,954
Shares issued in connection with
  reinvestment of distributions.........            --              --     1,240,395       24,063,873
                                          ------------  --------------  ------------  ---------------
                                             3,361,394      70,538,881    10,458,829      214,295,827
Shares repurchased......................    (5,214,434)   (110,304,526)  (14,376,532)    (293,260,545)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (1,853,040) $  (39,765,645)   (3,917,703) $   (78,964,718)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       796,165  $   16,947,597     1,056,271  $    23,267,932
Shares issued in connection with
  reinvestment of distributions.........            --              --         5,993          120,751
                                          ------------  --------------  ------------  ---------------
                                               796,165      16,947,597     1,062,264       23,388,683
Shares repurchased......................      (805,702)    (16,969,717)   (1,103,923)     (24,248,785)
                                          ------------  --------------  ------------  ---------------
Net decrease............................        (9,537) $      (22,120)      (41,659) $      (860,102)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

CAPITAL SHARES-AIM AMERICA VALUE FUND

                                                SIX MONTHS ENDED
                                                 JUNE 30, 1998                   YEAR ENDED
                                                  (UNAUDITED)                 DECEMBER 31, 1997
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       233,708  $    4,201,126       781,797  $    13,117,280
Shares issued in connection with
  reinvestment of distributions.........            --              --        26,859          454,725
                                          ------------  --------------  ------------  ---------------
                                               233,708       4,201,126       808,656       13,572,005
Shares repurchased......................      (206,495)     (3,733,422)     (536,657)      (9,148,725)
                                          ------------  --------------  ------------  ---------------
Net increase............................        27,213  $      467,704       271,999  $     4,423,280
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       402,934  $    7,126,394     1,148,582  $    19,043,834
Shares issued in connection with
  reinvestment of distributions.........            --              --        60,093        1,004,744
                                          ------------  --------------  ------------  ---------------
                                               402,934       7,126,394     1,208,675       20,048,578
Shares repurchased......................      (269,058)     (4,850,260)     (606,167)      (9,803,021)
                                          ------------  --------------  ------------  ---------------
Net increase............................       133,876  $    2,276,134       602,508  $    10,245,557
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        17,744  $      319,673        14,203  $       230,962
Shares issued in connection with
  reinvestment of distributions.........            --              --         1,920           32,714
                                          ------------  --------------  ------------  ---------------
                                                17,744         319,673        16,123          263,676
Shares repurchased......................        (2,387)        (45,558)       (3,834)         (66,384)
                                          ------------  --------------  ------------  ---------------
Net increase............................        15,357  $      274,115        12,289  $       197,292
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of a Fund's or Portfolio's expenses. For the period ended June 30, 1998, the expenses of AIM Small Cap Equity Portfolio, AIM Mid Cap Growth Fund and AIM America Value Portfolio were reduced by $1,016, $29,201 and $1,546 respectively, under these arrangements.

6. SUBSEQUENT EVENT
Effective September 8, 1998, INVESCO (NY), Inc. (the "Sub-adviser") will resign as (i) sub-advisor and sub-administrator to the Value Portfolio, the Small Cap Portfolio (together the "Portfolios") and AIM Mid Cap Growth Fund; and (ii) sub-administrator to AIM America Value Fund and AIM Small Cap Equity Fund. A I M Advisors, Inc. will continue to serve as the manager and administrator for the above-named funds and portfolios.

         1107
                             GT GLOBAL AMERICA FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statements of assets and liabilities of GT Global America Small Cap Growth Fund - Consolidated, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund - Consolidated, three of the funds organized as a series of GT Global Growth Series, including the portfolios of investments, as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the GT Global America Small Cap Growth Fund - Consolidated, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund - Consolidated, as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

         1108
             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (33.0%)
  Signature Resorts, Inc.-/- ................................   US             45,550   $    996,400         3.0
    LEISURE & TOURISM
  Personnel Group of America, Inc.-/- .......................   US             25,700        848,100         2.5
    BUSINESS & PUBLIC SERVICES
  Insight Enterprises, Inc.-/- ..............................   US             20,700        760,725         2.3
    RETAILERS-OTHER
  Vistana, Inc.-/- ..........................................   US             26,900        618,700         1.8
    LEISURE & TOURISM
  American Disposal Services, Inc.-/- .......................   US             16,700        609,550         1.8
    CONSUMER SERVICES
  CDW Computer Centers, Inc.-/- .............................   US             11,000        573,375         1.7
    RETAILERS-OTHER
  Superior Services, Inc.-/- ................................   US             18,000        519,750         1.5
    CONSUMER SERVICES
  Lason Holdings, Inc.-/- ...................................   US             19,000        505,875         1.5
    CONSUMER SERVICES
  BA Merchant Services, Inc. "A"-/- .........................   US             28,400        504,100         1.5
    BUSINESS & PUBLIC SERVICES
  Comfort Systems USA, Inc.-/- ..............................   US             22,800        450,300         1.3
    BUSINESS & PUBLIC SERVICES
  HA-LO Industries, Inc.-/- .................................   US             17,200        447,200         1.3
    CONSUMER SERVICES
  Clear Channel Communications, Inc.-/- .....................   US              5,600        444,850         1.3
    TELECOM - OTHER
  Caribiner International, Inc.-/- ..........................   US              9,300        413,850         1.2
    CONSUMER SERVICES
  Henry Schein, Inc.-/- .....................................   US             11,400        399,000         1.2
    RETAILERS-OTHER
  Lamar Advertising Co.-/- ..................................   US              9,700        385,575         1.1
    BUSINESS & PUBLIC SERVICES
  C.H. Robinson Worldwide, Inc. .............................   US             16,600        371,425         1.1
    TRANSPORTATION - SHIPPING
  Jevic Transportation, Inc.-/- .............................   US             21,100        340,238         1.0
    TRANSPORTATION - SHIPPING
  Universal Outdoor Holdings, Inc.-/- .......................   US              5,900        306,800         0.9
    BUSINESS & PUBLIC SERVICES
  Bright Horizons, Inc.-/- ..................................   US             16,000        300,000         0.9
    CONSUMER SERVICES
  Hagler Bailly, Inc.-/- ....................................   US             10,900        245,250         0.7
    BUSINESS & PUBLIC SERVICES
  Service Experts, Inc.-/- ..................................   US              8,400        240,450         0.7
    CONSUMER SERVICES
  Industrial Distribution Group, Inc.-/- ....................   US             13,900        218,056         0.6
    WHOLESALE & INTERNATIONAL TRADE
  Execustay Corp.-/- ........................................   US             19,300        188,175         0.6
    LEISURE & TOURISM
  BridgeStreet Accommodations, Inc.-/- ......................   US             17,700        179,766         0.5
    CONSUMER SERVICES
  EduTrek International, Inc. "A"-/- ........................   US              4,900        127,400         0.4
    BUSINESS & PUBLIC SERVICES

    The accompanying notes are an integral part of the financial statements.

         1109
             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Linens 'N Things, Inc.-/- .................................   US              1,800   $     78,525         0.2
    RETAILERS-APPAREL
  NEXTLINK Communications, Inc. "A"-/- ......................   US              3,600         76,725         0.2
    TELEPHONE - REGIONAL/LOCAL
  Coldwater Creek, Inc.-/- ..................................   US              1,800         60,750         0.2
    RETAILERS-OTHER
                                                                                        ------------
                                                                                          11,210,910
                                                                                        ------------
Health Care (14.3%)
  Jones Medical Industries, Inc. ............................   US             16,700        638,775         1.9
    MEDICAL TECHNOLOGY & SUPPLIES
  SangStat Medical Corp.-/- .................................   US              9,400        380,700         1.1
    MEDICAL TECHNOLOGY & SUPPLIES
  Atria Communities, Inc.-/- ................................   US             21,300        364,763         1.1
    HEALTH CARE SERVICES
  ESC Medical Systems Ltd.-/- {\/} ..........................   ISRL            9,400        364,250         1.1
    MEDICAL TECHNOLOGY & SUPPLIES
  SEQUUS Pharmaceuticals, Inc.-/- ...........................   US             47,900        356,256         1.1
    PHARMACEUTICALS
  AmeriSource Health Corp. "A"-/- ...........................   US              5,600        329,000         1.0
    HEALTH CARE SERVICES
  Waters Corp.-/- ...........................................   US              8,500        319,813         1.0
    MEDICAL TECHNOLOGY & SUPPLIES
  Arris Pharmaceutical Corp.-/- .............................   US             36,800        308,200         0.9
    PHARMACEUTICALS
  Pharmacopeia, Inc.-/- .....................................   US             18,100        289,600         0.9
    BIOTECHNOLOGY
  Lunar Corp.-/- ............................................   US             13,800        282,900         0.8
    MEDICAL TECHNOLOGY & SUPPLIES
  VIVUS, Inc.-/- ............................................   US             24,600        261,375         0.8
    MEDICAL TECHNOLOGY & SUPPLIES
  COR Therapeutics, Inc.-/- .................................   US              9,700        218,250         0.6
    BIOTECHNOLOGY
  Focal, Inc.-/- ............................................   US             18,000        191,250         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  Nitinol Medical Technologies, Inc.-/- .....................   US             15,000        120,000         0.4
    MEDICAL TECHNOLOGY & SUPPLIES
  Gilead Sciences, Inc.-/- ..................................   US              2,700        103,275         0.3
    BIOTECHNOLOGY
  AmeriPath, Inc.-/- ........................................   US              5,800         98,600         0.3
    HEALTH CARE SERVICES
  Depotech Corp.-/- .........................................   US             23,500         83,719         0.3
    PHARMACEUTICALS
  Sofamor Danek Group, Inc.-/- ..............................   US                600         39,038         0.1
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                           4,749,764
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1110
             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (13.2%)
  Software AG Systems, Inc.-/- ..............................   US             31,600   $    458,200         1.4
    SOFTWARE
  Documentum, Inc.-/- .......................................   US             10,000        421,250         1.3
    SOFTWARE
  Analysts International Corp. ..............................   US             11,050        381,225         1.1
    COMPUTERS & PERIPHERALS
  Roper Industries, Inc. ....................................   US             12,600        355,950         1.1
    INSTRUMENTATION & TEST
  Pegasystems, Inc.-/- ......................................   US             16,000        323,000         1.0
    SOFTWARE
  Integrated Circuit Systems, Inc.-/- .......................   US             10,900        310,650         0.9
    SEMICONDUCTORS
  MRV Communications, Inc.-/- ...............................   US             12,900        307,988         0.9
    TELECOM TECHNOLOGY
  Ciber, Inc.-/- ............................................   US              4,800        278,400         0.8
    COMPUTERS & PERIPHERALS
  Inacom Corp.-/- ...........................................   US              9,300        260,981         0.8
    COMPUTERS & PERIPHERALS
  Peerless Systems Corp.-/- .................................   US             18,500        238,188         0.7
    SOFTWARE
  Metro Information Services, Inc.-/- .......................   US              7,700        213,675         0.6
    COMPUTERS & PERIPHERALS
  Aspect Development, Inc.-/- ...............................   US              3,400        176,800         0.5
    SOFTWARE
  Logility, Inc.-/- .........................................   US             18,100        176,475         0.5
    SOFTWARE
  Cirrus Logic, Inc.-/- .....................................   US             15,800        167,875         0.5
    SEMICONDUCTORS
  Pericom Semiconductor Corp.-/- ............................   US             15,400        112,613         0.3
    SEMICONDUCTORS
  FactSet Research Systems, Inc.-/- .........................   US              2,300         70,725         0.2
    COMPUTERS & PERIPHERALS
  Aehr Test Systems-/- ......................................   US              8,400         67,200         0.2
    INSTRUMENTATION & TEST
  PRI Automation, Inc.-/- ...................................   US              2,000         57,750         0.2
    COMPUTERS & PERIPHERALS
  Excel Switching Corp.-/- ..................................   US              2,800         50,050         0.2
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                           4,428,995
                                                                                        ------------
Finance (9.3%)
  AmeriCredit Corp.-/- ......................................   US             15,100        418,081         1.2
    CONSUMER FINANCE
  Camden Property Trust .....................................   US             13,400        415,400         1.2
    REAL ESTATE INVESTMENT TRUST
  LaSalle Partners, Inc.-/- .................................   US             11,500        409,688         1.2
    REAL ESTATE
  Affiliated Managers Group, Inc.-/- ........................   US             13,000        377,000         1.1
    INVESTMENT MANAGEMENT

    The accompanying notes are an integral part of the financial statements.

         1111
             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  ARM Financial Group, Inc. "A"-/- ..........................   US             13,200   $    348,150         1.0
    INVESTMENT MANAGEMENT
  HomeSide, Inc.-/- .........................................   US             12,000        330,750         1.0
    SAVINGS & LOANS
  Stirling Cooke Brown Holdings Ltd.-/- .....................   US              8,900        218,050         0.6
    INSURANCE - PROPERTY-CASUALTY
  Resource America, Inc. "A" ................................   US              3,900        178,425         0.5
    CONSUMER FINANCE
  American Capital Strategies Ltd. ..........................   US              9,800        177,625         0.5
    CONSUMER FINANCE
  PAULA Financial-/- ........................................   US              5,800        133,400         0.4
    REAL ESTATE
  Tower Realty Trust, Inc. ..................................   US              5,100        125,588         0.4
    REAL ESTATE INVESTMENT TRUST
  Citizens National Bank of Texas ...........................   US              6,600         82,500         0.2
    BANKS-REGIONAL
                                                                                        ------------
                                                                                           3,214,657
                                                                                        ------------
Capital Goods (7.4%)
  General Cable Corp.-/- ....................................   US             17,500        633,281         1.9
    INDUSTRIAL COMPONENTS
  Knoll, Inc.-/- ............................................   US             18,400        591,100         1.8
    OFFICE EQUIPMENT
  Chart Industries, Inc. ....................................   US             17,100        390,094         1.2
    MACHINERY & ENGINEERING
  OSI Systems, Inc.-/- ......................................   US             22,300        273,175         0.8
    ELECTRICAL PLANT/EQUIPMENT
  Wyman-Gordon Co.-/- .......................................   US             13,700        268,863         0.8
    ELECTRICAL PLANT/EQUIPMENT
  The Middleby Corp.-/- .....................................   US             20,700        161,719         0.5
    MACHINERY & ENGINEERING
  Power-One, Inc.-/- ........................................   US              9,000        123,750         0.4
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                           2,441,982
                                                                                        ------------
Energy (5.4%)
  Newfield Exploration Co.-/- ...............................   US             27,900        650,419         1.9
    OIL
  Hanover Compressor Co.-/- .................................   US             27,800        556,000         1.7
    ENERGY EQUIPMENT & SERVICES
  Pride International, Inc.-/- ..............................   US             10,400        262,600         0.8
    OIL
  ADAC Laboratories-/- ......................................   US             13,100        258,725         0.8
    ENERGY EQUIPMENT & SERVICES
  Dril-Quip, Inc.-/- ........................................   US              2,000         70,250         0.2
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                           1,797,994
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1112
             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (4.2%)
  JLK Direct Distribution, Inc. "A"-/- ......................   US             20,200   $    565,600         1.7
    OTHER CONSUMER GOODS
  DM Management Co.-/- ......................................   US             20,900        326,563         1.0
    OTHER CONSUMER GOODS
  GameTech International, Inc.-/- ...........................   US             30,100        323,575         1.0
    RECREATION
  Meadowcraft, Inc.-/- ......................................   US             13,600        159,800         0.5
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           1,375,538
                                                                                        ------------
Materials/Basic Industry (3.9%)
  Cambrex Corp. .............................................   US             10,100        464,600         1.4
    CHEMICALS
  Gibraltar Steel Corp.-/- ..................................   US             22,600        446,350         1.3
    METALS - STEEL
  Crompton & Knowles Corp. ..................................   US             12,700        336,550         1.0
    CHEMICALS
  Steel Dynamics, Inc.-/- ...................................   US              4,200         67,200         0.2
    METALS - STEEL
                                                                                        ------------
                                                                                           1,314,700
                                                                                        ------------
Consumer Durables (3.8%)
  Avis Rent A Car, Inc.-/- ..................................   US             17,000        542,938         1.6
    AUTOMOBILES
  Tower Automotive, Inc.-/- .................................   US             10,800        454,275         1.3
    AUTO PARTS
  Aftermarket Technology Corp.-/- ...........................   US             17,400        315,375         0.9
    AUTO PARTS
                                                                                        ------------
                                                                                           1,312,588
                                                                                        ------------
Multi-Industry/Miscellaneous (2.5%)
  Cornell Corrections, Inc.-/- ..............................   US             23,500        487,625         1.4
    MISCELLANEOUS
  Equity Corporation International-/- .......................   US             15,600        360,750         1.1
    MISCELLANEOUS
                                                                                        ------------
                                                                                             848,375
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $31,799,304) .................                             32,695,503        97.0
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1113
             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%
   collateralized by $905,000 U.S. Treasury Notes, 5.75% due
   12/31/98 (market value of collateral is $905,993,
   including accrued interest). (cost $884,000)  ............                           $    884,000         2.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $32,683,304)  * .....................                             33,579,503        99.6
Other Assets and Liabilities ................................                                131,240         0.4
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 33,710,743       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $32,768,260 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,952,339
                 Unrealized depreciation:            (2,141,096)
                                                  -------------
                 Net unrealized appreciation:     $     811,243
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

         1114
                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (36.5%)
  Cendant Corp.-/- ..........................................   US            924,232   $ 31,770,471         6.2
    RETAILERS-OTHER
  Snyder Communications, Inc.-/- ............................   US            571,700     20,867,050         4.1
    CONSUMER SERVICES
  Outdoor Systems, Inc.-/- ..................................   US            477,325     18,317,347         3.6
    BUSINESS & PUBLIC SERVICES
  Signature Resorts, Inc.-/- ................................   US            789,900     17,279,063         3.4
    LEISURE & TOURISM
  Hilton Hotels Corp. .......................................   US            502,100     14,937,475         2.9
    LEISURE & TOURISM
  U.S. Office Products Co.-/- ...............................   US            734,650     14,417,506         2.8
    CONSUMER SERVICES
  Caribiner International, Inc.-/- ..........................   US            320,500     14,262,250         2.8
    CONSUMER SERVICES
  Universal Outdoor Holdings, Inc.-/- .......................   US            264,900     13,774,800         2.7
    BUSINESS & PUBLIC SERVICES
  Mirage Resorts, Inc.-/- ...................................   US            381,900      8,688,225         1.7
    LEISURE & TOURISM
  Nextel Communications, Inc. "A"-/- ........................   US            303,300      7,885,800         1.5
    WIRELESS COMMUNICATIONS
  Valassis Communications, Inc.-/- ..........................   US            209,400      7,747,800         1.5
    BROADCASTING & PUBLISHING
  Paychex, Inc. .............................................   US            140,200      7,097,625         1.4
    CONSUMER SERVICES
  Service Corporation International .........................   US            137,500      5,078,906         1.0
    CONSUMER SERVICES
  Wolverine World Wide, Inc. ................................   US            201,600      4,561,200         0.9
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                         186,685,518
                                                                                        ------------
Finance (14.6%)
  Conseco, Inc. .............................................   US            348,200     15,821,338         3.1
    INSURANCE - MULTI-LINE
  GreenPoint Financial Corp. ................................   US            154,100     11,181,881         2.2
    BANKS-REGIONAL
  CMAC Investment Corp. .....................................   US            149,700      9,038,138         1.8
    INSURANCE - PROPERTY-CASUALTY
  National Commerce Bancorp. ................................   US            252,800      8,911,200         1.7
    OTHER FINANCIAL
  Exel Ltd. .................................................   US            120,500      7,636,688         1.5
    INSURANCE - PROPERTY-CASUALTY
  The CIT Group, Inc. "A"-/- ................................   US            228,400      7,365,900         1.4
    CONSUMER FINANCE
  Consolidated Capital Corp.-/- .............................   US            323,500      6,571,094         1.3
    INVESTMENT MANAGEMENT
  Student Loan Marketing Association ........................   US             42,800      5,954,550         1.2
    OTHER FINANCIAL
  Ace Ltd. ..................................................   US             20,100      1,939,650         0.4
    INSURANCE - PROPERTY-CASUALTY
                                                                                        ------------
                                                                                          74,420,439
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1115
                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (11.1%)
  AmeriSource Health Corp. "A"-/- ...........................   US            214,600   $ 12,607,750         2.5
    HEALTH CARE SERVICES
  McKesson Corp. ............................................   US            114,600     12,398,288         2.4
    HEALTH CARE SERVICES
  HBO & Co. .................................................   US            203,800      9,782,400         1.9
    HEALTH CARE SERVICES
  Quintiles Transnational Corp.-/- ..........................   US            246,100      9,413,325         1.8
    HEALTH CARE SERVICES
  Covance, Inc.-/- ..........................................   US            337,000      6,697,875         1.3
    HEALTH CARE SERVICES
  Guidant Corp. .............................................   US             97,400      6,063,150         1.2
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                          56,962,788
                                                                                        ------------
Technology (11.1%)
  PeopleSoft, Inc.-/- .......................................   US            380,600     14,843,400         2.9
    SOFTWARE
  Sterling Commerce, Inc.-/- ................................   US            365,200     14,037,375         2.7
    SOFTWARE
  Ciena Corp.-/- ............................................   US            186,700     11,412,038         2.2
    TELECOM TECHNOLOGY
  CBT Group PLC - ADR-/- {\/} ...............................   IRE           110,800      9,099,450         1.8
    COMPUTERS & PERIPHERALS
  Pegasystems, Inc.-/- ......................................   US            371,300      7,495,619         1.5
    SOFTWARE
                                                                                        ------------
                                                                                          56,887,882
                                                                                        ------------
Materials/Basic Industry (9.7%)
  Crompton & Knowles Corp. ..................................   US            529,200     14,023,800         2.7
    CHEMICALS
  International Specialty Products, Inc.-/- .................   US            834,000     12,457,875         2.4
    CHEMICALS
  Sealed Air Corp.-/- .......................................   US            201,000     12,411,750         2.4
    PLASTICS & RUBBER
  J. Ray McDermott S.A.-/- ..................................   US            263,900     11,347,700         2.2
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          50,241,125
                                                                                        ------------
Energy (8.6%)
  Cooper Cameron Corp.-/- ...................................   US            170,500     10,400,500         2.0
    ENERGY EQUIPMENT & SERVICES
  BJ Services Co.-/- ........................................   US            120,600      8,675,663         1.7
    ENERGY EQUIPMENT & SERVICES
  Anadarko Petroleum Corp. ..................................   US            138,900      8,429,494         1.7
    OIL
  Smith International, Inc.-/- ..............................   US            135,600      8,322,450         1.6
    ENERGY EQUIPMENT & SERVICES

    The accompanying notes are an integral part of the financial statements.

         1116
                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Santa Fe International Corp. ..............................   US            198,200   $  8,064,263         1.6
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          43,892,370
                                                                                        ------------
Consumer Durables (4.1%)
  Avis Rent A Car, Inc.-/- ..................................   US            326,900     10,440,369         2.0
    AUTOMOBILES
  Hertz Corp. "A" ...........................................   US            152,500      6,138,125         1.2
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US            235,000      4,817,500         0.9
    AUTOMOBILES
                                                                                        ------------
                                                                                          21,395,994
                                                                                        ------------
Multi-Industry/Miscellaneous (2.4%)
  Corrections Corporation of America-/- .....................   US            324,500     12,026,781         2.4
                                                                                        ------------
    MISCELLANEOUS
Consumer Non-Durables (1.3%)
  International Home Foods, Inc.-/- .........................   US            240,400      6,731,200         1.3
                                                                                        ------------
    FOOD
Capital Goods (1.3%)
  U.S. Filter Corp.-/- ......................................   US            213,100      6,379,681         1.3
    ENVIRONMENTAL
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $450,142,030) ................                            515,623,778       100.7
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $20,985,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $21,004,684,
   including accrued interest).
   (cost $20,589,000)  ......................................                             20,589,000         4.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $470,731,030)  * ....................                            536,212,778       104.7
Other Assets and Liabilities ................................                            (23,930,616)       (4.7)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $512,282,162       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $472,057,961 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  72,285,341
                 Unrealized depreciation:            (8,130,524)
                                                  -------------
                 Net unrealized appreciation:     $  64,154,817
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1117
                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (36.6%)
  Student Loan Marketing Association ........................   US              5,175   $    719,972         2.9
    OTHER FINANCIAL
  Travelers Group, Inc. .....................................   US             11,850        638,419         2.6
    INSURANCE - MULTI-LINE
  Allstate Corp. ............................................   US              6,875        624,766         2.5
    INSURANCE - MULTI-LINE
  Chase Manhattan Corp. .....................................   US              5,675        621,413         2.5
    BANKS-MONEY CENTER
  Household International, Inc. .............................   US              4,600        586,779         2.4
    OTHER FINANCIAL
  NationsBank Corp. .........................................   US              9,600        583,800         2.3
    BANKS-SUPER REGIONAL
  First Union Corp. (N.C.) ..................................   US             11,300        579,125         2.3
    BANKS-SUPER REGIONAL
  Exel Ltd. .................................................   US              8,900        564,038         2.3
    INSURANCE - PROPERTY-CASUALTY
  BankAmerica Corp. .........................................   US              7,250        529,250         2.1
    BANKS-SUPER REGIONAL
  Citicorp ..................................................   US              4,100        518,394         2.1
    BANKS-MONEY CENTER
  Fleet Financial Group, Inc. ...............................   US              5,800        434,638         1.8
    BANKS-SUPER REGIONAL
  GreenPoint Financial Corp. ................................   US              5,900        428,119         1.7
    BANKS-REGIONAL
  Norwest Corp. .............................................   US             10,950        422,944         1.7
    BANKS-REGIONAL
  Equity Office Properties Trust ............................   US              9,700        306,156         1.2
    REAL ESTATE INVESTMENT TRUST
  Crescent Real Estate Equities Co. .........................   US              7,200        283,500         1.1
    REAL ESTATE INVESTMENT TRUST
  Tower Realty Trust, Inc. ..................................   US             11,100        273,338         1.1
    REAL ESTATE INVESTMENT TRUST
  Patriot American Hospitality, Inc. ........................   US              9,198        265,017         1.1
    REAL ESTATE INVESTMENT TRUST
  Equity Residential Property Trust .........................   US              4,875        246,492         1.0
    REAL ESTATE INVESTMENT TRUST
  Highwoods Properties, Inc. ................................   US              6,425        238,930         1.0
    REAL ESTATE INVESTMENT TRUST
  Felcor Suite Hotels, Inc. .................................   US              6,025        213,888         0.9
    REAL ESTATE INVESTMENT TRUST
                                                                                        ------------
                                                                                           9,078,978
                                                                                        ------------
Energy (16.4%)
  McDermott International, Inc. .............................   US             13,900        509,088         2.0
    ENERGY EQUIPMENT & SERVICES
  Mobil Corp. ...............................................   US              6,300        454,781         1.8
    OIL
  Amerada Hess Corp. ........................................   US              8,025        440,372         1.8
    OIL

    The accompanying notes are an integral part of the financial statements.

         1118
                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Tosco Corp. ...............................................   US             10,600   $    400,813         1.6
    GAS PRODUCTION & DISTRIBUTION
  Unocal Corp. ..............................................   US              9,800        380,363         1.5
    OIL
  Ultramar Diamond Shamrock Corp. ...........................   US             11,925        380,109         1.5
    OIL
  Pinnacle West Capital Corp. ...............................   US              8,025        340,059         1.4
    ELECTRICAL & GAS UTILITIES
  Texaco, Inc. ..............................................   US              5,850        318,094         1.3
    OIL
  Edison International ......................................   US             10,300        280,031         1.1
    ELECTRICAL & GAS UTILITIES
  Central & South West Corp. ................................   US              8,700        235,444         1.0
    ELECTRICAL & GAS UTILITIES
  GPU, Inc. .................................................   US              5,225        220,103         0.9
    ELECTRICAL & GAS UTILITIES
  CMS Energy Corp. ..........................................   US              2,550        112,359         0.5
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           4,071,616
                                                                                        ------------
Services (14.5%)
  Bell Atlantic Corporation .................................   US              7,500        682,500         2.8
    TELEPHONE - REGIONAL/LOCAL
  Federated Department Stores, Inc.-/- ......................   US             15,800        680,388         2.7
    RETAILERS-APPAREL
  U.S. West, Inc. ...........................................   US             12,500        564,063         2.3
    TELEPHONE - REGIONAL/LOCAL
  Burlington Northern, Inc. .................................   US              6,000        557,625         2.3
    TRANSPORTATION - ROAD & RAIL
  The Limited, Inc. .........................................   US             19,825        505,538         2.0
    RETAILERS-APPAREL
  Time Warner, Inc. .........................................   US              5,525        342,550         1.4
    BROADCASTING & PUBLISHING
  ITT Corp.-/- ..............................................   US              3,100        256,913         1.0
    LEISURE & TOURISM
                                                                                        ------------
                                                                                           3,589,577
                                                                                        ------------
Materials/Basic Industry (11.2%)
  Imperial Chemical Industries PLC - ADR{\/} ................   UK             10,900        707,819         2.9
    CHEMICALS
  Hercules, Inc. ............................................   US              8,075        404,255         1.6
    CHEMICALS
  Stone Container Corp.-/- ..................................   US             38,600        402,888         1.6
    PAPER/PACKAGING
  Crompton & Knowles Corp. ..................................   US             14,400        381,600         1.5
    CHEMICALS
  W.R. Grace & Co. ..........................................   US              4,225        339,848         1.4
    CHEMICALS
  Aluminum Company of America (ALCOA) .......................   US              4,400        309,650         1.2
    METALS - NON-FERROUS

    The accompanying notes are an integral part of the financial statements.

         1119
                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  PPG Industries, Inc. ......................................   US              4,200   $    239,925         1.0
    CHEMICALS
                                                                                        ------------
                                                                                           2,785,985
                                                                                        ------------
Consumer Durables (6.4%)
  Ford Motor Co. ............................................   US             14,650        713,272         2.9
    AUTOMOBILES
  Chrysler Corp. ............................................   US             12,725        447,761         1.8
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US             20,000        410,000         1.7
    AUTOMOBILES
                                                                                        ------------
                                                                                           1,571,033
                                                                                        ------------
Consumer Non-Durables (5.2%)
  RJR Nabisco Holdings Corp. ................................   US             16,875        632,813         2.5
    TOBACCO
  Philip Morris Cos., Inc. ..................................   US              8,550        387,422         1.6
    TOBACCO
  Fruit of the Loom, Inc.-/- ................................   US             10,700        274,188         1.1
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                           1,294,423
                                                                                        ------------
Technology (4.9%)
  International Business Machines Corp. .....................   US              7,000        731,938         2.9
    COMPUTERS & PERIPHERALS
  Compaq Computer Corp.-/- ..................................   US              8,950        505,116         2.0
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           1,237,054
                                                                                        ------------
Capital Goods (1.2%)
  Textron, Inc. .............................................   US              4,800        300,000         1.2
    AEROSPACE/DEFENSE
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $21,927,922) .................                             23,928,666        96.4
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1120
                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $1,130,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $1,131,060,
   including accrued interest).
   (cost $1,104,000)  .......................................                           $  1,104,000         4.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $23,031,922)  * .....................                             25,032,666       100.8
Other Assets and Liabilities ................................                               (208,051)       (0.8)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 24,824,615       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $23,069,999 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,281,685
                 Unrealized depreciation:              (319,018)
                                                  -------------
                 Net unrealized appreciation:     $   1,962,667
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1121
                            GT GLOBAL AMERICA FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                          GT GLOBAL
                                                                        ---------------------------------------------
                                                                           AMERICA         AMERICA
                                                                          SMALL CAP        MID CAP        AMERICA
                                                                            GROWTH         GROWTH          VALUE
                                                                        FUND-CONSOLIDATED     FUND     FUND-CONSOLIDATED
                                                                        --------------  -------------  --------------
Assets:
  Investments in securities, at value (cost $32,683,304; $470,731,030;
   and $23,031,922, respectively) (Note 1)............................    $33,579,503    $536,212,778    $25,032,666
  U.S. currency.......................................................           927             295            988
  Dividends receivable................................................        10,766         125,429         42,920
  Interest receivable.................................................           142           3,317            177
  Receivable for Fund shares sold.....................................       358,830         628,959        306,827
  Receivable for securities sold......................................       887,683              --         90,237
  Unamortized organizational costs (Note 1)...........................        49,458              --         49,458
                                                                        --------------  -------------  --------------
    Total assets......................................................    34,887,309     536,970,778     25,523,273
                                                                        --------------  -------------  --------------
Liabilities:
  Payable for custodian fees..........................................         2,924          25,081          2,892
  Payable for Directors' and Trustees' fees and expenses (Note 2).....         5,310           5,062          5,725
  Payable for fund accounting fees (Note 2)...........................         1,488           9,945            652
  Payable for Fund shares repurchased.................................       716,716       3,845,129        356,809
  Payable for investment management and administration fees (Note
   2).................................................................        19,707         306,242            417
  Payable for printing and postage expenses...........................        16,077          31,815         16,948
  Payable for professional fees.......................................        15,217          27,546         19,018
  Payable for registration and filing fees............................        15,960           3,900          8,146
  Payable for securities purchased....................................       348,610      19,887,085        263,514
  Payable for service and distribution expenses (Note 2)..............        21,124         285,634         15,365
  Payable for transfer agent fees (Note 2)............................        11,763         231,778          5,430
  Other accrued expenses..............................................         1,570          29,399          3,642
                                                                        --------------  -------------  --------------
    Total liabilities.................................................     1,176,466      24,688,616        698,558
  Minority interest (Notes 1 & 2).....................................           100              --            100
                                                                        --------------  -------------  --------------
Net assets............................................................    $33,710,743    $512,282,162    $24,824,615
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Class A:
Net asset value and redemption price per share ($10,896,107 DIVIDED BY
 763,367;
 $255,674,204 DIVIDED BY 12,169,079; and $7,668,100 DIVIDED BY 444,643
 shares outstanding, respectively) ...................................    $    14.27     $     21.01     $    17.25
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Maximum offering price per share (100/95.25 of $14.27; 100/95.25 of
 $21.01; and 100/95.25 of $17.25, respectively) *.....................    $    14.98     $     22.06     $    18.11
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Class B:+
Net asset value and offering price per share $21,222,157 DIVIDED BY
 1,509,212; $255,468,031 DIVIDED BY 12,580,716; and $16,717,458
 DIVIDED BY 981,035 shares outstanding, respectively).................    $    14.06     $     20.31     $    17.04
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Advisor Class:
Net asset value and offering price per share, and redemption price per share ($1,592,479 DIVIDED BY 110,687; $1,139,927 DIVIDED BY 54,025;
 and $439,057 DIVIDED BY 25,283 shares outstanding, respectively).....    $    14.39     $     21.10     $    17.37
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Net assets consist of:
  Paid in capital (Note 4)............................................    $31,557,971    $430,679,692    $22,421,981
  Accumulated net realized gain on investments........................     1,256,573      16,120,722        401,890
  Net unrealized appreciation of investments..........................       896,199      65,481,748      2,000,744
                                                                        --------------  -------------  --------------
Total -- representing net assets applicable to capital shares
 outstanding..........................................................    $33,710,743    $512,282,162    $24,824,615
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1122
                            GT GLOBAL AMERICA FUNDS

                            STATEMENTS OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

                                                                                 GT GLOBAL
                                                                 ------------------------------------------
                                                                    AMERICA       AMERICA
                                                                   SMALL CAP      MID CAP        AMERICA
                                                                    GROWTH         GROWTH         VALUE
                                                                 FUND-CONSOLIDATED     FUND   FUND-CONSOLIDATED
                                                                 -------------  ------------  -------------
Investment income: (Note 1)
  Dividend income..............................................   $    35,957    $2,095,256    $   357,943
  Interest income..............................................        95,213       519,576         46,139
                                                                 -------------  ------------  -------------
    Total investment income....................................       131,170     2,614,832        404,082
                                                                 -------------  ------------  -------------
Expenses:
  Investment management and administration fees (Note 2).......       184,004     3,999,732        113,543
  Amortization of organization costs (Note 1)..................        17,702            --         17,702
  Custodian Fees...............................................        21,876       137,385          9,431
  Directors' and Trustees' fees and expenses (Note 2)..........        14,813        12,580         12,042
  Fund accounting fees (Note 2)................................         6,379       142,274          3,938
  Printing and postage expenses................................        61,435       102,242         51,829
  Professional fees............................................        63,468        72,533         71,745
  Registration and filing fees.................................        72,360        73,688         65,399
  Service and distribution expenses: (Note 2)
    Class A....................................................        33,776       958,593         17,701
    Class B....................................................       148,043     2,781,908        102,587
  Transfer agent fees (Note 2).................................       102,790     1,545,314         59,946
  Other expenses (Note 1)......................................         5,430       156,232          9,271
                                                                 -------------  ------------  -------------
    Total expenses before reductions and reimbursement.........       732,076     9,982,481        535,134
                                                                 -------------  ------------  -------------
      Expenses reimbursed by Chancellor LGT Asset Management,
       Inc. (Note 2)...........................................      (131,297)           --       (151,962)
      Expense reductions (Notes 1 & 5).........................       (20,049)     (600,349)        (1,332)
                                                                 -------------  ------------  -------------
    Total net expenses.........................................       580,730     9,382,132        381,840
                                                                 -------------  ------------  -------------
Net investment income (loss)...................................      (449,560)   (6,767,300)        22,242
                                                                 -------------  ------------  -------------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain on investments.............................     2,524,251    91,288,360      1,352,859
  Net change in unrealized appreciation (depreciation) of
   investments.................................................     1,674,235   (23,043,968)     2,016,032
                                                                 -------------  ------------  -------------
Net realized and unrealized gain on investments................     4,198,486    68,244,392      3,368,891
                                                                 -------------  ------------  -------------
Net increase in net assets resulting from operations...........   $ 3,748,926    $61,477,092   $ 3,391,133
                                                                 -------------  ------------  -------------
                                                                 -------------  ------------  -------------

    The accompanying notes are an integral part of the financial statements.

         1123
                            GT GLOBAL AMERICA FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                            GT GLOBAL
                                          -----------------------------------------------------------------------------
                                             AMERICA SMALL CAP           AMERICA MID CAP            AMERICA VALUE
                                          GROWTH FUND-CONSOLIDATED         GROWTH FUND            FUND-CONSOLIDATED
                                          ------------------------  -------------------------  ------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED                 YEAR ENDED   YEAR ENDED
                                           DECEMBER     DECEMBER     DECEMBER     YEAR ENDED    DECEMBER     DECEMBER
                                              31,          31,          31,      DECEMBER 31,      31,          31,
                                             1997         1996         1997          1996         1997         1996
                                          -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........   $(449,560)   $(110,516)  $(6,767,300) $ (1,367,346)  $  22,242    $ (30,160)
  Net realized gain on investments and
   foreign currency transactions........   2,524,251    1,264,689    91,288,360    24,339,369   1,352,859      733,904
  Net change in unrealized appreciation
   (depreciation) of investments........   1,674,235     (782,829)  (23,043,968)   76,318,599   2,016,032      (69,965)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Net increase in net assets resulting
     from operations....................   3,748,926      371,344    61,477,092    99,290,622   3,391,133      633,779
                                          -----------  -----------  -----------  ------------  -----------  -----------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --     (12,256)          --
  From net realized gain on
   investments..........................    (213,287)    (564,752)  (27,861,047)  (21,518,831)   (482,262)      (7,007)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --          --           --
  From net realized gain on
   investments..........................    (410,555)    (727,944)  (29,550,073)  (20,232,121) (1,128,861)     (14,950)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --      (1,610)          --
  From net realized gain on
   investments..........................     (32,021)     (28,106)     (120,835)     (167,680)    (30,657)        (443)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Total distributions.................    (655,863)  (1,320,802)  (57,531,955)  (41,918,632) (1,655,646)     (22,400)
                                          -----------  -----------  -----------  ------------  -----------  -----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  60,411,522   43,976,336   783,255,935  2,122,781,710 33,884,259   11,770,124
  Decrease from capital shares
   repurchased..........................  (49,371,158) (27,455,528) (954,921,988) (2,246,270,951) (19,018,130) (6,364,460)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Net increase (decrease) from capital
     share transactions.................  11,040,364   16,520,808   (171,666,053) (123,489,241) 14,866,129   5,405,664
                                          -----------  -----------  -----------  ------------  -----------  -----------
Total increase (decrease) in net
 assets.................................  14,133,427   15,571,350   (167,720,916)  (66,117,251) 16,601,616   6,017,043
Net assets:
  Beginning of year.....................  19,577,316    4,005,966   680,003,078   746,120,329   8,222,999    2,205,956
                                          -----------  -----------  -----------  ------------  -----------  -----------
  End of year  *........................  3$3,710,743  1$9,577,316  $512,282,162 $680,003,078  2$4,824,615   $8,222,999
                                          -----------  -----------  -----------  ------------  -----------  -----------
                                          -----------  -----------  -----------  ------------  -----------  -----------
 * Includes undistributed/accumulated
   net investment income (loss) of......   $      --    $      --   $        --  $         --   $      --    $      --
                                          -----------  -----------  -----------  ------------  -----------  -----------
                                          -----------  -----------  -----------  ------------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

         1124
                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.52     $   11.80      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.18)   **      (0.05) **        0.04*
  Net realized and unrealized gain on
   investments..........................        2.20          1.69           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        2.02          1.64           0.37
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.27     $   12.52      $   11.80
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       16.23 %       13.81 %         3.24 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  10,896     $   8,448      $   1,931
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (1.40)%       (0.38)%         1.68 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (2.00)%       (1.47)%       (20.52)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.92 %        2.00 %         2.00 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.52 %        3.09 %        24.20 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1125
                            GT GLOBAL AMERICA FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                           CLASS B
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.42     $   11.78      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.26)   **      (0.14) **        0.02*
  Net realized and unrealized gain on
   investments..........................        2.17          1.70           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        1.91          1.56           0.35
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.06     $   12.42      $   11.78
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       15.47 %       13.14 %         3.06 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  21,222     $  10,694      $   2,024
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (2.05)%       (1.03)%         1.03 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (2.65)%       (2.12)%       (21.17)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        2.57 %        2.65 %         2.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        3.17 %        3.74 %        24.85 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1126
                            GT GLOBAL AMERICA FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                        ADVISOR CLASS
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.58     $   11.81      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.14)   **         --**        0.05*
  Net realized and unrealized gain on
   investments..........................        2.22          1.69           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        2.08          1.69           0.38
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.39     $   12.58      $   11.81
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       16.63 %       14.22 %         3.32 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   1,592     $     435      $      52
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (1.05)%       (0.03)%         2.03 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.65)%       (1.12)%       (20.17)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.57 %        1.65 %         1.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.17 %        2.74 %        23.85 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1127
                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                             MID CAP GROWTH FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                             1997        1996        1995      1994 (D)      1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.77   $   19.07   $   17.69   $   17.17   $   17.12
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.20)       0.03        0.24        0.04       (0.21)
  Net realized and unrealized gain on
   investments..........................       3.00        2.96        3.93        2.55        1.56
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       2.80        2.99        4.17        2.59        1.35
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.21)      (0.02)         --
  From net realized gain on
   investments..........................      (2.56)      (1.29)      (2.58)      (2.05)      (1.30)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (2.56)      (1.29)      (2.79)      (2.07)      (1.30)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   21.01   $   20.77   $   19.07   $   17.69   $   17.17
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      14.05%      15.65%      23.23%      15.69%        8.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 255,674   $ 343,427   $ 396,291   $ 196,937   $ 116,468
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.90)%      0.12%       1.24%       0.17%       (0.7)%
  Without expense reductions............      (1.01)%      0.07%        N/A         N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.37%       1.36%       1.46%       1.58%        1.6%
  Without expense reductions............       1.48%       1.41%        N/A         N/A         N/A
Portfolio turnover rate++++.............        190%        253%         71%        102%         92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0574   $  0.0536         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1128
                            GT GLOBAL AMERICA FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                               MID CAP GROWTH FUND
                                          -------------------------------------------------------------
                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                             1997        1996        1995      1994 (D)       1993
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.28   $   18.77   $   17.50   $   17.09     $   15.90
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.34)      (0.11)       0.10       (0.09)        (0.29)
  Net realized and unrealized gain on
   investments..........................       2.93        2.91        3.87        2.55          2.78
                                          ----------  ----------  ----------  ----------  -------------
    Net increase from investment
     operations.........................       2.59        2.80        3.97        2.46          2.49
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.12)         --            --
  From net realized gain on
   investments..........................      (2.56)      (1.29)      (2.58)      (2.05)        (1.30)
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (2.56)      (1.29)      (2.70)      (2.05)        (1.30)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   20.31   $   20.28   $   18.77   $   17.50     $   17.09
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............      13.35%      14.82%      22.42%      15.06%         16.1%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 255,468   $ 334,590   $ 348,435   $  80,060     $   1,982
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.55)%     (0.53)%      0.59%      (0.48)%        (1.3)%(a)
  Without expense reductions............      (1.66)%     (0.58)%       N/A         N/A           N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.02%       2.01%       2.11%       2.23%          2.2%(a)
  Without expense reductions............       2.13%       2.06%        N/A         N/A           N/A
Portfolio turnover rate++++.............        190%        253%         71%        102%           92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0574   $  0.0536         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1129
                            GT GLOBAL AMERICA FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     MID CAP GROWTH FUND
                                          -----------------------------------------
                                                      ADVISOR CLASS+++
                                          -----------------------------------------
                                                                      JUNE 1, 1995
                                           YEAR ENDED    YEAR ENDED        TO
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              1997          1996          1995
                                          ------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   20.76     $   19.05      $   20.61
                                          ------------  ------------  -------------
Income from investment operations:
  Net investment income (loss)..........       (0.15)         0.09           0.21
  Net realized and unrealized gain on
   investments..........................        3.05          2.91           1.09
                                          ------------  ------------  -------------
    Net increase from investment
     operations.........................        2.90          3.00           1.30
                                          ------------  ------------  -------------
Distributions to shareholders:
  From net investment income............          --            --          (0.28)
  From net realized gain on
   investments..........................       (2.56)        (1.29)         (2.58)
                                          ------------  ------------  -------------
    Total distributions.................       (2.56)        (1.29)         (2.86)
                                          ------------  ------------  -------------
Net asset value, end of period..........   $   21.10     $   20.76      $   19.05
                                          ------------  ------------  -------------
                                          ------------  ------------  -------------

Total investment return (c).............       14.54 %       15.72 %         6.01%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   1,140     $   1,986      $   1,394
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       (0.55)%        0.47 %         1.59%(a)
  Without expense reductions............       (0.66)%        0.42 %          N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        1.02 %        1.01 %         1.11%(a)
  Without expense reductions............        1.13 %        1.06 %          N/A
Portfolio turnover rate++++.............         190 %         253 %           71%
Average commission rate per share paid
 on portfolio transactions++++..........   $  0.0574     $  0.0536            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1130
                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.65     $   12.76      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........        0.09 * *      (0.01) * *        0.03*
  Net realized and unrealized gain on
   investments..........................        3.87          1.94           1.30
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        3.96          1.93           1.33
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............       (0.03)           --             --
  From net realized gain on
   investments..........................       (1.33)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.36)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.25     $   14.65      $   12.76
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       27.23 %       15.12 %        11.64 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   7,668     $   2,529      $     870
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        0.56 %       (0.10)%         1.10 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.42)%       (3.61)%       (47.44)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.99 %        2.00 %         2.00 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.97 %        5.51 %        50.54 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1131
                            GT GLOBAL AMERICA FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                           CLASS B
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.54     $   12.75      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.01)   **      (0.10) * *        0.01*
  Net realized and unrealized gain on
   investments..........................        3.83          1.93           1.31
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        3.82          1.83           1.32
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............          --            --             --
  From net realized gain on
   investments..........................       (1.32)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.32)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.04     $   14.54      $   12.75
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       26.44 %       14.35 %        11.55 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  16,717     $   5,503      $   1,254
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (0.09)%       (0.75)%         0.45 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.07)%       (4.26)%       (48.09)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        2.64 %        2.65 %         2.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        3.62 %        6.16 %        51.19 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1132
                            GT GLOBAL AMERICA FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                        ADVISOR CLASS
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.72     $   12.77      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........        0.15 * *       0.03* *        0.04*
  Net realized and unrealized gain on
   investments..........................        3.91          1.96           1.30
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        4.06          1.99           1.34
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............       (0.07)           --             --
  From net realized gain on
   investments..........................       (1.34)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.41)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.37     $   14.72      $   12.77
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       27.78 %       15.58 %        11.72 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     439     $     191      $      81
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        0.91 %        0.25 %         1.45 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.07)%       (3.26)%       (47.09)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.64 %        1.65 %         1.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.62 %        5.16 %        50.19 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1133
                            GT GLOBAL AMERICA FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund ("Funds"), are separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global America Small Cap Growth Fund and GT Global America Value Fund invest substantially all of their investable assets in Small Cap Growth Portfolio and Value Portfolio ("Portfolios"), respectively. Each of these Portfolios is organized as a New York Trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through December 31, 1997, all of the shares of beneficial interest of each Portfolio were owned either by its respective fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

(B) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio (the phrase "Fund or Portfolio" herein after includes the GT Global America Mid Cap Growth Fund and each of the two Portfolios), it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(C) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the

         1134
                            GT GLOBAL AMERICA FUNDS

underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security, and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.

(E) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(F) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the funds:

                                                 DECEMBER 31, 1997              YEAR ENDED
                                          --------------------------------   DECEMBER 31, 1997
                                          AGGREGATE VALUE        CASH        -----------------
GT GLOBAL                                     ON LOAN         COLLATERAL       FEES RECEIVED
----------------------------------------  ---------------   --------------   -----------------
America Small Cap Growth Fund...........   $  1,812,494      $  1,869,550        $ 17,489
America Mid Cap Growth Fund.............     45,019,438        45,567,400         516,083
America Value Fund......................        794,531           810,000             896

Cash collateral is received by the Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Security lending fees earned were used to reduce the Portfolios' custodian fees.

(G) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for each Fund and $25,000 for each Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.

(H) TAXES
It is the policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the

         1135
                            GT GLOBAL AMERICA FUNDS

intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund or Portfolios and timing differences.

(J) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(K) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Funds and the GT Funds to borrow an aggregate maximum amount of $250,000,000. Each of these three funds is limited to borrowing up to 33 1/3% of the value of each Funds' total assets. The Funds had no loans outstanding at December 31, 1997.

For the year ended December 31, 1997, the average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund was $101,429, $6,068,763, and $284,000 with a weighted average interest rate of 6.34%, 6.33%, and 6.31%, respectively. Interest expense for GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund for the year ended December 31, 1997 was $125, $125,935, and $50, respectively, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. GT Global America Small Cap Growth Fund and GT Global America Value Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. GT Global America Mid Cap Growth Fund pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's or Portfolio's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained the following sales charges: $5,417 for the GT Global America Small Cap Growth Fund, $38,700 for the GT Global America Mid Cap Growth Fund, and $5,770 for the GT Global America Value Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $23,780 for the year ended December 31, 1997 for the GT Global America Mid Cap Growth Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1997, GT Global collected such CDSCs in the amount of: $60,107 for the GT Global America Small Cap Growth Fund, $2,316,997 for the GT Global America Mid Cap Growth Fund, and $55,700 for the GT Global America Value Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the

         1136
                            GT GLOBAL AMERICA FUNDS

Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Funds' Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, Advisor Class Shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to a Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Each Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At December 31, 1997, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,037,388,895, $66,820,422 and $25,951,699, respectively. Sales of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,221,752,474, $55,910,483 and $13,967,002, respectively. There were no purchases or sales of U.S. government obligations by a Fund or Portfolio during the year.

         1137
                            GT GLOBAL AMERICA FUNDS

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     2,067,494  $   28,341,345     1,491,083  $    20,216,595
Shares issued in connection with
  reinvestment of distributions.........        14,194         195,720        39,998          505,573
                                          ------------  --------------  ------------  ---------------
                                             2,081,688      28,537,065     1,531,081       20,722,168
Shares repurchased......................    (1,992,960)    (27,546,271)   (1,019,989)     (13,880,892)
                                          ------------  --------------  ------------  ---------------
Net increase............................        88,728  $      990,794       511,092  $     6,841,276
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     2,192,656  $   29,216,057     1,665,796  $    22,115,741
Shares issued in connection with
  reinvestment of distributions.........        26,438         359,234        52,848          663,246
                                          ------------  --------------  ------------  ---------------
                                             2,219,094      29,575,291     1,718,644       22,778,987
Shares repurchased......................    (1,570,899)    (20,624,826)   (1,029,367)     (13,501,795)
                                          ------------  --------------  ------------  ---------------
Net increase............................       648,195  $    8,950,465       689,277  $     9,277,192
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       156,123  $    2,292,127        33,521  $       447,953
Shares issued in connection with
  reinvestment of distributions.........           507           7,039         2,144           27,228
                                          ------------  --------------  ------------  ---------------
                                               156,630       2,299,166        35,665          475,181
Shares repurchased......................       (80,540)     (1,200,061)       (5,440)         (72,841)
                                          ------------  --------------  ------------  ---------------
Net increase............................        76,090  $    1,099,105        30,225  $       402,340
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

         1138
                            GT GLOBAL AMERICA FUNDS

GT GLOBAL AMERICA MID CAP GROWTH FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    24,801,099  $  522,081,212    89,962,964  $ 1,853,673,285
Shares issued in connection with
  reinvestment of distributions.........     1,170,749      23,490,213       853,598       17,867,701
                                          ------------  --------------  ------------  ---------------
                                            25,971,848     545,571,425    90,816,562    1,871,540,986
Shares repurchased......................   (30,338,852)   (637,412,658)  (95,061,922)  (1,956,032,031)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (4,367,004) $  (91,841,233)   (4,245,360) $   (84,491,045)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     9,218,434  $  190,231,954    11,161,651  $   224,412,718
Shares issued in connection with
  reinvestment of distributions.........     1,240,395      24,063,873       803,575       16,429,676
                                          ------------  --------------  ------------  ---------------
                                            10,458,829     214,295,827    11,965,226      240,842,394
Shares repurchased......................   (14,376,532)   (293,260,545)  (14,026,348)    (280,392,879)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (3,917,703) $  (78,964,718)   (2,061,122) $   (39,550,485)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,056,271  $   23,267,932       485,169  $    10,230,701
Shares issued in connection with
  reinvestment of distributions.........         5,993         120,751         8,013          167,629
                                          ------------  --------------  ------------  ---------------
                                             1,062,264      23,388,683       493,182       10,398,330
Shares repurchased......................    (1,103,923)    (24,248,785)     (470,673)      (9,846,041)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................       (41,659) $     (860,102)       22,509  $       552,289
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

         1139
                            GT GLOBAL AMERICA FUNDS

GT GLOBAL AMERICA VALUE FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       781,797  $   13,117,280       392,444  $     5,443,835
Shares issued in connection with
  reinvestment of distributions.........        26,859         454,725           365            5,408
                                          ------------  --------------  ------------  ---------------
                                               808,656      13,572,005       392,809        5,449,243
Shares repurchased......................      (536,657)     (9,148,725)     (288,378)      (3,812,666)
                                          ------------  --------------  ------------  ---------------
Net increase............................       271,999  $    4,423,280       104,431  $     1,636,577
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,148,582  $   19,043,834       445,266  $     6,167,388
Shares issued in connection with
  reinvestment of distributions.........        60,093       1,004,744           918           13,509
                                          ------------  --------------  ------------  ---------------
                                             1,208,675      20,048,578       446,184        6,180,897
Shares repurchased......................      (606,167)     (9,803,021)     (166,052)      (2,502,350)
                                          ------------  --------------  ------------  ---------------
Net increase............................       602,508  $   10,245,557       280,132  $     3,678,547
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        14,203  $      230,962        10,181  $       139,541
Shares issued in connection with
  reinvestment of distributions.........         1,920          32,714            30              443
                                          ------------  --------------  ------------  ---------------
                                                16,123         263,676        10,211          139,984
Shares repurchased......................        (3,834)        (66,384)       (3,594)         (49,444)
                                          ------------  --------------  ------------  ---------------
Net increase............................        12,289  $      197,292         6,617  $        90,540
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended December 31, 1997, the expenses of Small Cap Growth Portfolio, GT Global America Mid Cap Growth Fund and Value Portfolio were reduced by $2,560, $84,266 and $436 respectively, under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the GT Global America Mid Cap Growth Fund designates $9,085,505, and the GT Global America Value Fund designates $23,905 as capital gains dividends for the fiscal year ended December 31, 1997.

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended December 31, 1997:

FUND
----------------------------------------------------------------------
GT Global America Small Cap Growth Fund...............................   3.06%
GT Global America Mid Cap Growth Fund.................................   3.13%
GT Global America Value Fund..........................................  16.05%

         1140

                                                         STATEMENT OF
                                                   ADDITIONAL INFORMATION


                            ADVISOR CLASS SHARES OF


                              AIM BASIC VALUE FUND


                           AIM SMALL CAP GROWTH FUND



                             (SERIES PORTFOLIOS OF

                               AIM GROWTH SERIES)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                    P.O. BOX 4739, HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                             ---------------------

          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998

                RELATING TO THE AIM BASIC VALUE FUND PROSPECTUS


                 AND THE AIM SMALL CAP GROWTH FUND PROSPECTUS,

                          EACH DATED SEPTEMBER 8, 1998
         1141

                               TABLE OF CONTENTS


                                                              PAGE NO.
                                                              --------
INTRODUCTION................................................  4

GENERAL INFORMATION ABOUT THE FUNDS.........................  4
  The Trust and Its Shares..................................  4

INVESTMENT OBJECTIVES AND POLICIES..........................  5
  Investment Objectives.....................................  5
  Investments in Other Investment Companies.................  5
  Depositary Receipts.......................................  5
  Warrants or Rights........................................  5
  Lending of Portfolio Securities...........................  6
  Commercial Bank Obligations...............................  6
  Repurchase Agreements.....................................  6
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................  6
  Temporary Defensive Strategies............................  7

OPTIONS AND FUTURES.........................................  7
  Special Risks of Options and Futures......................  7
  Writing Call Options......................................  7
  Writing Put Options.......................................  8
  Purchasing Put Options....................................  9
  Purchasing Call Options...................................  9
  Index Options.............................................  10
  Interest Rate and Stock Index Futures Contracts...........  10
  Options on Futures Contracts..............................  12
  Limitations on Use of Futures and Options on Futures......  12
  Cover.....................................................  12

RISK FACTORS................................................  13
  Illiquid Securities.......................................  13
  Debt Securities...........................................  13

INVESTMENT LIMITATIONS......................................  14

EXECUTION OF PORTFOLIO TRANSACTIONS.........................  15
  Portfolio Trading and Turnover............................  16

MANAGEMENT..................................................  17
  Trustees and Executive Officers...........................  17
  Investment Management and Administration Services Relating
     to the Funds and the Portfolios........................  18
  Distribution Services.....................................  19
  Expenses of the Funds and the Portfolios..................  19

NET ASSET VALUE DETERMINATION...............................  20

HOW TO PURCHASE AND REDEEM SHARES...........................  20

PROGRAMS AND SERVICES FOR SHAREHOLDERS......................  21

DIVIDEND ORDER..............................................  21

TAXES.......................................................  21
  Taxation of the Funds.....................................  21
  Taxation of the Portfolios................................  21
  Taxation of the Funds' Shareholders.......................  22

         1142


                                                              PAGE NO.
                                                              --------
MISCELLANEOUS INFORMATION...................................  22
  Custodian.................................................  22
  Transfer Agency and Accounting Agency Services............  22
  Independent Accountants...................................  23
  Shareholder Liability.....................................  23
  Names.....................................................  23
  Control Persons and Principal Holders of Securities.......  24

INVESTMENT RESULTS..........................................  24
  Standardized Returns......................................  24
  Non-Standardized Returns..................................  25
  Performance Information...................................  25

APPENDIX....................................................  27
  Description of Bond Ratings...............................  27
  Description of Commercial Paper Ratings...................  28
  Absence of Rating.........................................  28

FINANCIAL STATEMENTS........................................  FS

         1143

                                  INTRODUCTION


  This Statement of Additional Information relates to the Advisor Class shares of AIM Small Cap Growth Fund, formerly AIM Small Cap Equity Fund ("Small Cap Fund") and AIM Basic Value Fund, formerly AIM America Value Fund ("Basic Value Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company. The Small Cap Fund and Basic Value Fund invest all of their investable assets in the Small Cap Portfolio and Value Portfolio (individually, a "Portfolio," and collectively, the "Portfolios"), respectively.



  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for the Portfolios and the funds.



  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Small Cap Fund is included in a Prospectus dated September 8, 1998, and for Basic Value Fund is included in a separate Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus, and, in order to avoid repetition, reference will be made to section of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES


  The Trust previously operated under the name G.T. Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 29, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM New Pacific Growth Fund, AIM Europe Growth Fund, AIM Japan Growth Fund, AIM International Growth Fund, AIM Worldwide Growth Fund, AIM Mid Cap Equity Fund formerly known as AIM Mid Cap Growth Fund, AIM Small Cap Growth Fund and AIM Basic Value Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 7, 1998, is that of the series of G.T. Global Growth Series (renamed AIM Growth Series).


  This Statement of Additional Information relates solely to the Advisor Class shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, a particular Fund, a particular class of a Fund, or a particular Portfolio means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Class A, Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.


  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust, in such event, the remaining holders cannot elect any trustees of the Trust.

         1144

                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES


  The investment objective of each Fund is long-term capital appreciation. The Small Cap Fund and Basic Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio, a New York Common Law Trust registered as an open-end management investment company with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Fund will be its interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


  The Portfolios may invest in the securities of closed-end investment companies (including investment vehicles or companies advised by AIM or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless AIM determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, AIM waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.



DEPOSITARY RECEIPTS



  Each Portfolio may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Portfolio's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS


  Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to

         1145


subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.


LENDING OF PORTFOLIO SECURITIES


  For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Portfolio will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Portfolios will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS


  A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by AIM to present minimal credit risks in accordance with guidelines approved by Growth Portfolio's Board of Trustees. AIM will review and monitor the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board.


  Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under the U.S. Bankruptcy Code that would allow them to immediately to resell the collateral. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Portfolio's portfolio holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its corresponding Fund's shares than would be the case if the Portfolio did not borrow.

  Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. If a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but

         1146

would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.


  Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will segregate with a custodian, liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


TEMPORARY DEFENSIVE STRATEGIES


  Money market instruments in which the Portfolios may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard and Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), at the time of investment or, if unrated, deemed by AIM to be of comparable quality.


                              OPTIONS AND FUTURES

SPECIAL RISKS OF OPTIONS AND FUTURES

  The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


          (1) Successful use of most of these instruments depends upon AIM's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While AIM is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because AIM projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.


          (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

WRITING CALL OPTIONS


  A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of AIM, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.

         1147

  A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Neither Portfolio considers a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.


  The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, AIM will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

  Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities or indices at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

  A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

WRITING PUT OPTIONS

  The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


  A Portfolio generally would write put options in circumstances where AIM wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.


  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at greater than its market value.

         1148

PURCHASING PUT OPTIONS

  Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

  A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

  A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

  Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  Each Portfolio also may purchase call options on underlying securities it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which it purchased the security, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.


  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless AIM believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


  The staff of the SEC considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transac-

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tions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS

  A Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in stock prices.

  The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

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  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of the same September stock index Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

  Each Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect a Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

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  If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

  If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES

  To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Growth Portfolio's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.

COVER

  Transactions using Futures Contracts and options (other than options purchased by a Portfolio) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

ILLIQUID SECURITIES

  A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.


  With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. That Board of Trustees has delegated the function of making day-to-day determinations of liquidity to AIM in accordance with procedures approved by that Board of Trustees. AIM takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security;
(ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). AIM monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to the Growth Portfolio's Board of Trustees. If the liquidity percentage restriction of a Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by a Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Portfolio increases above the applicable limit, AIM will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on that Portfolio.


DEBT SECURITIES


  Each Portfolio is permitted to purchase investment grade debt securities. In selecting debt securities for investment, AIM reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that AIM determines to be of comparable quality to that of rated securities in which the Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.



  Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. AIM will consider such an event in determining whether a Portfolio should con-

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tinue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

                             INVESTMENT LIMITATIONS


  The Small Cap Fund and Basic Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio, respectively:


  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  All other investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses certain investment policies and limitations of each Portfolio and Growth Portfolio's Board of Trustees, it applies equally to each Fund and the Trust's Board of Trustees.

  Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Portfolio. Whenever a Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders. Neither Portfolio may:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that a Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (2) Purchase or sell physical commodities, but a Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of a Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that a Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, banker's acceptances or similar instruments will not be considered the making of a loan;

          (5) Purchase securities of any one issuer if, as a result, more than 5% of a Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

          (6) Engage in the business of underwriting securities of other issuers, except to the extent that a Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

          (7) Purchase any security if, as a result of that purchase, 25% or more of a Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

  The following investment limitations of each Portfolio are not fundamental policies and may be changed by vote of Growth Portfolio's Board of Trustees without shareholder approval. Neither Portfolio may:

          (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

          (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets;

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          (3) Enter into a futures contract or an option on a futures contract, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

          (4) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger;

          (5) Purchase securities on margin, provided that a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that a Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and limitations. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.


  Investors should refer to each Fund's prospectus for further information with respect to that particular Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies techniques and limitations, which may be changed without shareholder approval.


                      EXECUTION OF PORTFOLIO TRANSACTIONS


  Subject to policies established by Growth Portfolio's Board of Trustees, AIM is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the Portfolios. In executing transactions, AIM seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although AIM generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



  Consistent with the interests of the Portfolios, AIM may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to AIM for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by AIM under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that AIM determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of AIM to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in OTC markets.



  AIM may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of its expenses, such as custodian fees.



  Investment decisions for each Portfolio and for other investment accounts managed by AIM are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases AIM believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.



  Under a policy adopted by Growth Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, AIM may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM serves as investment manager and/or

         1155

administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.


  Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM. Growth Portfolio's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



  The Portfolios may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Portfolio, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Portfolio may purchase or sell a security from or to another AIM Fund provided the Portfolios follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


  For the fiscal years ended December 31, 1997 and December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio paid aggregate brokerage commissions of $91,971, $54,241 and $3,317, respectively. For the fiscal years ended December 31, 1997 and December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Value Portfolio paid aggregate brokerage commissions of $22,202, $37,380 and $1,032, respectively.

PORTFOLIO TRADING AND TURNOVER


  Although the Portfolios generally do not intend to trade for short-term profits, the securities held by a Portfolio will be sold whenever AIM believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when AIM deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders. For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio's and Value Portfolio's portfolio turnover rates were 233% and 150%, and 93% and 256%, respectively.

         1156


                                   MANAGEMENT



TRUSTEES AND EXECUTIVE OFFICERS


  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


---------------------------------------------------------------------------------------------------------------
                                     POSITIONS HELD
    NAME, ADDRESS AND AGE           WITH REGISTRANT             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
    ---------------------           ---------------             ----------------------------------------
---------------------------------------------------------------------------------------------------------------
*ROBERT H. GRAHAM (51)          Trustee, Chairman of the  Director, President and Chief Executive Officer,
                                Board and President       A I M Management Group Inc.; Director and President,
                                                          A I M Advisors, Inc.; Director and Senior Vice
                                                          President, A I M Capital Management, Inc., A I M
                                                          Distributors, Inc., A I M Fund Services, Inc. and
                                                          Fund Management Company; and Director, AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)         Trustee                   Mr. Anderson is President, Plantagenet Capital
 220 Sansome Street                                       Management, LLC (an investment partnership); Chief
 Suite 400                                                Executive Officer, Plantagenet Holdings, Ltd. (an
 San Francisco, CA 94104                                  investment banking firm); Director, Anderson Capital
                                                          Management, Inc. since 1988; Director, PremiumWear,
                                                          Inc. (formerly Munsingwear, Inc.) (a casual apparel
                                                          company) and Director, "R" Homes, Inc. and various
                                                          other companies. Mr. Anderson is also a trustee of
                                                          each of the other investment companies registered
                                                          under the 1940 Act that is sub-advised or
                                                          sub-administered by the Sub-advisor.
---------------------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)           Trustee                   Mr. Bayley is a partner of the law firm of Baker &
 Two Embarcadero Center                                   McKenzie, and serves as a Director and Chairman of
 Suite 2400                                               C.D. Stimson Company (a private investment company).
 San Francisco, CA 94111                                  Mr. Bayley is also a trustee of each of the other
                                                          investment companies registered under the 1940 Act
                                                          that is sub-advised or sub-administered by the
                                                          Sub-advisor.
---------------------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (54)       Trustee                   Mr. Patterson is Managing Partner of Accel Partners
 428 University Avenue                                    (a venture capital firm). He also serves as a
 Palo Alto, CA 94301                                      director of Viasoft and PageMart, Inc. (both public
                                                          software companies), as well as several other
                                                          privately held software and communications companies.
                                                          Mr. Patterson is also a trustee of each of the other
                                                          investment companies registered under the 1940 Act
                                                          that is sub-advised or sub-administered by the
                                                          Sub-advisor.
---------------------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (63)           Trustee                   Miss Quigley is a private investor. From 1984 to
 1055 California Street                                   1986, she was President of Quigley Friedlander & Co.,
 San Francisco, CA 94108                                  Inc. (a financial advisory services firm). Miss
                                                          Quigley is also a trustee of each of the other
                                                          investment companies registered under the 1940 Act
                                                          that is sub-advised or sub-administered by the
                                                          Sub-advisor.
---------------------------------------------------------------------------------------------------------------
 + JOHN J. ARTHUR (53)          Vice President            Director, Senior Vice President and Treasurer, A I M
                                                          Advisors, Inc.; Vice President and Treasurer, A I M
                                                          Management Group Inc., A I M Capital Management,
                                                          Inc., A I M Distributors, Inc., A I M Fund Services,
                                                          Inc. and Fund Management Company.
---------------------------------------------------------------------------------------------------------------


---------------


* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the 1940 Act.

+ Mr. Arthur and Ms. Relihan are married to each other.

         1157


---------------------------------------------------------------------------------------------------------------
                                     POSITIONS HELD
    NAME, ADDRESS AND AGE           WITH REGISTRANT             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
    ---------------------           ---------------             ----------------------------------------
---------------------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (52)        Vice President and        Senior Vice President -- Mutual Fund Accounting, the
 50 California Street           Principal Accounting      sub- advisor since 1997; Vice President -- Mutual
 San Francisco, CA 94111        Officer                   Fund Accounting, the Sub-advisor from 1992 to 1997.
---------------------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)           Vice President            Vice President and Chief Compliance Officer, A I M
                                                          Advisors, Inc., A I M Capital Management, Inc., A I M
                                                          Distributors, Inc., A I M Fund Services, Inc. and
                                                          Fund Management Company.
---------------------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)              Vice President            Director and President, A I M Capital Management,
                                                          Inc.; Director and Senior Vice President, A I M
                                                          Management Group Inc. and A I M Advisors, Inc.; and
                                                          Director, A I M Distributors, Inc. and AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------------
 HELGE K. LEE (52)              Vice President and        Chief Legal and Compliance Officer -- North America,
 50 California Street           Secretary                 the Sub-advisor since October 1997; Executive Vice
 San Francisco, CA 94111                                  President of the Asset Management Division of
                                                          Liechtenstein Global Trust since October 1996; Senior
                                                          Vice President, General Counsel and Secretary of LGT
                                                          Asset Management, Inc., Chancellor LGT Asset
                                                          Management, Inc., GT Global, GT Global Investor
                                                          Services, Inc. and G.T. Insurance from May 1994 to
                                                          October 1996; Senior Vice President, General Counsel
                                                          and Secretary of Strong/Corneliuson Management, Inc.
                                                          and Secretary of each of the Strong Funds from
                                                          October 1991 through May 1994.
---------------------------------------------------------------------------------------------------------------
 + CAROL F. RELIHAN (43)        Vice President            Director, Senior Vice President, General Counsel and
                                                          Secretary, A I M Advisors, Inc.; Vice President,
                                                          General Counsel and Secretary, A I M Management Group
                                                          Inc.; Director, Vice President and General Counsel,
                                                          Fund Management Company; Vice President and General
                                                          Counsel, A I M Fund Services, Inc.; and Vice
                                                          President, A I M Capital Management, Inc. and A I M
                                                          Distributors, Inc.
---------------------------------------------------------------------------------------------------------------
 DANA R. SUTTON (39)            Vice President and        Vice President and Fund Controller, A I M Advisors,
                                Assistant Treasurer       Inc.; and Assistant Vice President and Assistant
                                                          Treasurer, Fund Management Company.
---------------------------------------------------------------------------------------------------------------


---------------

+ Mr. Arthur and Ms. Relihan are married to each other.


  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of AIM or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Trust. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM or any affiliated company, received total compensation of $6,425, $6,681, $5,450 and $6,068, respectively, from the Trust for their services as Trustees. For the year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM or any other affiliated company, received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM for which he or she served as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of June 26, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the shares of the Basic Value Fund and less than 1% of the shares of the Small Cap Fund.

         1158

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUNDS AND THE PORTFOLIOS



  AIM serves as each Portfolio's investment manager and administrator under an investment management and administration contract between the Portfolios and AIM ("Portfolio Management Contract"). AIM serves as administrator to each Fund under an administration contract between the Trust and AIM ("Administration Contract").



  The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM makes all investment decisions for each Portfolio and, as administrator, AIM administers each Portfolio's and Fund's affairs. Among other things, AIM furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Portfolios and the Funds and provide suitable office space and necessary small office equipment and utilities.



  The Portfolio Management Contracts may be renewed with respect to a Portfolio for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Portfolio's Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of the Portfolio's Trustees who are not parties to the Portfolio Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contracts provide that with respect to each Portfolio, and the Administration Contracts provide that with respect to each Fund, either the Trust, the Portfolio or AIM may terminate the contracts without penalty upon sixty days' written notice to the other party. The Portfolio Management Contracts terminate automatically in the event of its assignment (as defined in the 1940
Act).



  For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio and the Value Portfolio paid fees of $1,293 and $622, respectively, to INVESCO (NY), Inc. (former sub-advisor to the Portfolios and the Funds). For the same period, the Small Cap Fund and Basic Value Fund paid administration fees of $755 and $349, respectively, to INVESCO
(NY), Inc. For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, INVESCO (NY), Inc. reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $1,293 and $622, respectively; for the same period, the Small Cap Fund and Basic Value Fund reimbursed administration fees in the amounts of $755 and $349, respectively. Accordingly, INVESCO (NY), Inc., reimbursed each Fund and its respective Portfolio investment management and administration fees in the aggregate amounts of $2,048 and $971, respectively.



  For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio and the Value Portfolio paid fees of $120,544 and $73,312; and $74,372 and $27,487, respectively, to INVESCO (NY), Inc. For the same periods, the Small Cap Fund and Basic Value Fund paid administration fees of $63,460 and $39,004; and $39,171 and $14,722, respectively, to INVESCO (NY), Inc. For the fiscal years ended December 31, 1997 and December 31, 1996, INVESCO (NY), Inc. reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $67,837 and $73,312; and $74,372 and $27,487, respectively; for the same periods, INVESCO
(NY), Inc. reimbursed the Small Cap Fund and Basic Value Fund for their respective administration fees in the amounts of $63,460 and $39,004; and $39,171 and $14,722, respectively. Accordingly, INVESCO (NY), Inc. reimbursed each Fund and its corresponding Portfolio investment management and administration fees in the aggregate amounts of $131,297 and $112,316; and $113,543 and $42,209, respectively.



  For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, INVESCO (NY), Inc., pursuant to a voluntary expense undertaking to limit expenses to the maximum annual level of 1.65% of average daily net assets of Advisor Class shares of the Funds, reimbursed the Small Cap Fund and Basic Value Fund for expenses in the additional amounts of $65,079 and $66,907, respectively.



  For the fiscal years ended December 31, 1997 and December 31, 1996, INVESCO
(NY), Inc., pursuant to its voluntary expense undertaking, reimbursed the Small Cap Fund and Basic Value Fund for expenses in the additional amounts of $0 and $58,269; and $38,419 and $164,683, respectively.


DISTRIBUTION SERVICES

  Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, AIM Distributors on a "best efforts" basis pursuant to a distribution contract between the Trust and AIM Distributors without a front-end sales charge or a contingent deferred sales charge.


EXPENSES OF THE FUNDS AND THE PORTFOLIOS



  Each Fund and each Portfolio pays all expenses not assumed by the AIM, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Similarly, the allocation of general Growth Portfolio expenses, and expenses shared by the Portfolios with each other, are made on a basis deemed fair and equitable and may be based on the relative net assets of the Portfolios or the nature of the services performed and relative applicability to each

         1159

Portfolio. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.



                         NET ASSET VALUE DETERMINATION


  The net asset value per share of each Fund and Portfolio is normally determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund and Portfolio. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund or Portfolio is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of a Fund's or a Portfolio's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's or a Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security held is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and the asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specially authorized by the Growth Portfolio's Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's or Portfolio's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's or Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Growth Portfolio's Board of Trustees.


                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."


  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.


  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."


  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings,

         1160

(c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.


                     PROGRAMS AND SERVICES FOR SHAREHOLDERS

  The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.


                                 DIVIDEND ORDER


  Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters-Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.

                                     TAXES

TAXATION OF THE FUNDS

  Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); and (2) the Diversification Requirements. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolios assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all of the requirements described above to qualify as a RIC.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  See the next section for a discussion of the tax consequences to each Fund of hedging transactions engaged in by its corresponding Portfolio.

TAXATION OF THE PORTFOLIOS

  The Portfolios and Their Relationship to the Fund. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.

  Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

  Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

         1161
  Options and Futures Transactions. The Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options and Futures derived by a Portfolio with respect to its business of investing in securities will qualify as permissible income under the Income Requirement for its corresponding Fund.

  Futures that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but not more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.

  If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures Contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUNDS' SHAREHOLDERS

  Dividends and distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.


  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.



                           MISCELLANEOUS INFORMATION



  AIM was organized in 1976, and together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN

  State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, acts as custodian of the Portfolios' assets.

         1162

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES



  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. AIM serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1997 and December 31, 1996 and the period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Fund and Basic Value Fund paid accounting services fees of $6,379, $3,900 and $76; and $3,938, $1,472 and $36, respectively.


INDEPENDENT ACCOUNTANTS


  The Trust's, the Funds' and the Portfolios' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Funds and the Portfolios, assists in the preparation of the Funds' and the Portfolios' federal and state income tax returns and consults with the Trust and the Funds and Growth Portfolio and the Portfolios as to matters of accounting, regulatory filings and federal and state income taxation.



  The audited financial statements of the Trust and Growth Portfolio included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


SHAREHOLDER LIABILITY


  Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


NAMES


  Prior to May 29, 1998, AIM Small Cap Equity Fund operated under the name of GT Global America Small Cap Growth Fund, and AIM Basic Value Fund operated under the name of GT Global American Value Fund.

         1163


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


   As of August 10, 1998, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of the Trust.


  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of August 10, 1998, and the percentage of the outstanding shares held by such holders are set forth below.



                                                                                              PERCENT
                                                                             PERCENT          OWNED OF
                                                                             OWNED OF        RECORD AND
FUND                                       NAME AND ADDRESS OF OWNER         RECORD*        BENEFICIALLY
----                                       -------------------------         --------       ------------
Small Cap Fund -- Advisor Class       Donaldson Lufkin Jenrette Securities     6.66%            -0-
                                      Corp. Inc.
                                      P.O. Box 2052
                                      Jersey City, New Jersey 07303-2052
Small Cap Fund -- Class A             MLPF& S for the Sole Benefit of          9.34%            -0-
                                      Its Customers, Security #97HX3
                                      Attn: Fund Administration
                                      4800 Deer Lake Drive East, 2nd Fl.
                                      Jacksonville, Florida 32246-6484
Small Cap Fund -- Class B             MLPF& S for the Sole Benefit of          5.32%            -0-
                                      Its Customers, Security #97HX5
                                      Attn: Fund Administration
                                      4800 Deer Lake Drive East, 2nd Fl.
                                      Jacksonville, Florida 32246-6484
Basic Value Fund -- Advisor Class     INVESCO (NY) Asset Management Inc.       7.12%            -0-
                                      1166 Avenue of the Americas
                                      New York, New York 10036-2708
                                      Attn: Julio Garcia
Basic Value Fund -- Class B           MLPF& S For the Sole Benefits of         5.96%            -0-
                                      Its Customers, Security #97HX6
                                      Attn: Fund Administration
                                      4800 Deer Lake Drive East, 2nd Fl.
                                      Jacksonville, Florida 32246-6484


---------------


* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


                               INVESTMENT RESULTS

STANDARDIZED RETURNS

  Total Return Quotations. The standard formula for calculating total return, as described in the Prospectus, is as follows:


                                 P(1+T)(n)=ERV


    Where  P    =    a hypothetical initial payment of $1,000.
           T    =    average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n    =    number of years.
           ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                     portion of such period).


  The standardized returns for the Advisor Class shares of the Small Cap Fund, stated as average annualized total returns for the periods shown, were:



                                                                 SMALL CAP
                                                                   FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Fiscal year ended Dec. 31, 1997.............................       16.63%
Oct. 18, 1995 (commencement of operations) through Dec. 31,
  1997......................................................       15.61%

         1164


  The Standardized Returns for the Advisor Class shares of the Basic Value Fund, stated as average annualized total returns for the periods shown, were:



                                                                   BASIC
                                                                VALUE FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Fiscal year ended Oct. 31, 1997.............................       27.78%
Oct. 18, 1995 (commencement of operations) through Dec. 31,
  1997......................................................       22.50%


NON-STANDARDIZED RETURNS

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:


                                 P(1+U)(n)=ERV


    Where  P    =    a hypothetical initial payment of $1,000.
           U    =    average annual total return assuming payment of only a
                     stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n    =    number of years.
           ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of stated period.

  Cumulative total return across a stated period may be calculated as follows:


                                 P(1+V)(n)=ERV


    Where.. P   =    a hypothetical initial payment of $1,000.
           V    =    cumulative total return assuming payment of all of, a stated
                     portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n    =    number of years.
           ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Small Cap Fund, stated as aggregate total returns for the periods shown, were:



                                                                 SMALL CAP
                                                                   FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Oct. 18, 1995 (commencement of operations) through Dec. 31,
  1997......................................................       37.64%



  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Basic Value Fund, stated as aggregate total returns for the periods shown, were:



                                                                   BASIC
                                                                VALUE FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Oct. 18, 1995 (commencement of operations) through Dec. 31,
  1997......................................................       65.00%


  Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

PERFORMANCE INFORMATION

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds

         1165

published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and
       comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All
       Country (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index -- Non-U.S.
     Salomon Brothers World Government Bond Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

          10-year Treasuries
          30-year Treasuries
          30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

         1166

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.


                                    APPENDIX


                          DESCRIPTION OF BOND RATINGS


  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B
 -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



  Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:
AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment. C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         1167


  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


                    DESCRIPTION OF COMMERCIAL PAPER RATINGS


  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."



                               ABSENCE OF RATING



  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



  Should no rating be assigned, the reason may be one of the following:



          1. An application for rating was not received or accepted.



          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



          3. There is a lack of essential data pertaining to the issue or issuer.



          4. The issue was privately placed, in which case the rating is not published in Moody's publications.



  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

         1168

                              FINANCIAL STATEMENTS


                                       FS

         1169
                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (39.7%)
  Insight Enterprises, Inc.-/- ...............................   US             19,800   $   792,000         2.2
    RETAILERS-OTHER
  DM Management Co.-/- .......................................   US             20,500       735,437         2.1
    RETAILERS-APPAREL
  Service Experts, Inc.-/- ...................................   US             20,100       693,450         2.0
    CONSUMER SERVICES
  Lason Holdings, Inc.-/- ....................................   US             12,500       681,250         1.9
    CONSUMER SERVICES
  Iron Mountain, Inc.-/- .....................................   US             14,700       657,825         1.9
    BUSINESS & PUBLIC SERVICES
  American Disposal Services, Inc.-/- ........................   US             14,000       656,250         1.9
    BUSINESS & PUBLIC SERVICES
  HA-LO Industries, Inc.-/- ..................................   US             18,900       588,263         1.7
    CONSUMER SERVICES
  Personnel Group of America, Inc.-/- ........................   US             27,300       546,000         1.5
    BUSINESS & PUBLIC SERVICES
  Eastern Environmental Services, Inc.-/- ....................   US             15,400       523,600         1.5
    CONSUMER SERVICES
  Central Parking Corp. ......................................   US             10,400       473,200         1.3
    CONSUMER SERVICES
  Comfort Systems USA, Inc.-/- ...............................   US             20,200       472,175         1.3
    BUSINESS & PUBLIC SERVICES
  99 Cents Only Stores-/- ....................................   US             11,100       460,650         1.3
    RETAILERS-OTHER
  ITT Educational Services, Inc.-/- ..........................   US             12,400       399,900         1.1
    CONSUMER SERVICES
  United Rentals, Inc.-/- ....................................   US              9,300       390,600         1.1
    BUSINESS & PUBLIC SERVICES
  Hagler Bailly, Inc.-/- .....................................   US             14,900       385,538         1.1
    BUSINESS & PUBLIC SERVICES
  Expeditors International of Washington, Inc. ...............   US              8,400       369,600         1.0
    TRANSPORTATION - SHIPPING
  Superior Services, Inc.-/- .................................   US             12,100       363,756         1.0
    CONSUMER SERVICES
  Cornell Corrections, Inc.-/- ...............................   US             16,300       342,300         1.0
    BUSINESS & PUBLIC SERVICES
  Fairfield Communities, Inc.-/- .............................   US             17,800       341,537         1.0
    LEISURE & TOURISM
  ResortQuest International, Inc.-/- .........................   US             20,400       332,775         0.9
    LEISURE & TOURISM
  United Road Services, Inc.-/- ..............................   US             15,800       302,175         0.9
    CONSUMER SERVICES
  Execustay Corp.-/- .........................................   US             21,900       257,325         0.7
    LEISURE & TOURISM
  Championship Auto Racing Teams, Inc.-/- ....................   US             13,900       253,675         0.7
    LEISURE & TOURISM
  Cox Radio, Inc.-/- .........................................   US              5,700       246,525         0.7
    BUSINESS & PUBLIC SERVICES

    The accompanying notes are an integral part of the financial statements.

         1170
                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (Continued)
  Duane Reade, Inc.-/- .......................................   US              8,100   $   243,000         0.7
    RETAILERS-OTHER
  Lamar Advertising Co.-/- ...................................   US              6,500       233,188         0.7
    BROADCASTING & PUBLISHING
  Ambassadors International, Inc.-/- .........................   US              7,300       221,281         0.6
    LEISURE & TOURISM
  CompX International, Inc.-/- ...............................   US             10,200       220,575         0.6
    BUSINESS & PUBLIC SERVICES
  Industrial Distribution Group, Inc.-/- .....................   US             13,200       204,600         0.6
    WHOLESALE & INTERNATIONAL TRADE
  e.spire Communications, Inc.-/- ............................   US              8,700       196,294         0.6
    TELEPHONE NETWORKS
  CORT Business Services Corp.-/- ............................   US              5,900       185,850         0.5
    BUSINESS & PUBLIC SERVICES
  Vistana, Inc.-/- ...........................................   US              9,500       174,563         0.5
    LEISURE & TOURISM
  Jevic Transportation, Inc.-/- ..............................   US             15,200       172,900         0.5
    TRANSPORTATION - SHIPPING
  Metzler Group, Inc.-/- .....................................   US              4,500       164,813         0.5
    BUSINESS & PUBLIC SERVICES
  Restoration Hardware, Inc.-/- ..............................   US              6,100       153,263         0.4
    RETAILERS-OTHER
  Blue Rhino Corp.-/- ........................................   US              8,200       143,500         0.4
    RETAILERS-OTHER
  Sunglass Hut International, Inc.-/- ........................   US             12,700       140,494         0.4
    RETAILERS-APPAREL
  Cavanaughs Hospitality Corp.-/- ............................   US              9,700       126,706         0.4
    LEISURE & TOURISM
  Waste Connections, Inc.-/- .................................   US              6,200       123,225         0.3
    CONSUMER SERVICES
  ACSYS, Inc.-/- .............................................   US              6,400        88,000         0.2
    BUSINESS & PUBLIC SERVICES
                                                                                         -----------
                                                                                          14,058,058
                                                                                         -----------
Technology (16.6%)
  Software AG Systems, Inc.-/- ...............................   US             21,200       620,100         1.8
    SOFTWARE
  Metro Information Services, Inc.-/- ........................   US             12,400       485,150         1.4
    COMPUTERS & PERIPHERALS
  Atlantic Data Services, Inc.-/- ............................   US             24,000       460,500         1.3
    COMPUTERS & PERIPHERALS
  Computer Management Sciences, Inc.-/- ......................   US             16,200       384,750         1.1
    COMPUTERS & PERIPHERALS
  Roper Industries, Inc. .....................................   US             13,900       363,138         1.0
    INSTRUMENTATION & TEST
  Data Processing Resources Corp.-/- .........................   US             11,000       341,687         1.0
    COMPUTERS & PERIPHERALS
  AnswerThink Consulting Group, Inc.-/- ......................   US             15,800       339,700         1.0
    COMPUTERS & PERIPHERALS

    The accompanying notes are an integral part of the financial statements.

         1171
                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Technology (Continued)
  Platinum Technology, Inc.-/- ...............................   US              9,800   $   279,913         0.8
    SOFTWARE
  MAPICS, Inc.-/- ............................................   US             13,300       261,844         0.7
    SOFTWARE
  Platinum Software Corp.-/- .................................   US             10,100       246,188         0.7
    SOFTWARE
  Excel Switching Corp.-/- ...................................   US              9,400       233,825         0.7
    TELECOM TECHNOLOGY
  Cotelligent Group, Inc.-/- .................................   US              9,700       226,737         0.6
    COMPUTERS & PERIPHERALS
  Concord Communications, Inc.-/- ............................   US              8,200       209,612         0.6
    SOFTWARE
  Analysts International Corp. ...............................   US              6,850       194,369         0.6
    COMPUTERS & PERIPHERALS
  SPR, Inc.-/- ...............................................   US              6,000       186,750         0.5
    COMPUTERS & PERIPHERALS
  Fundtech Ltd.-/- {\/} ......................................   ISRL            8,525       160,909         0.5
    SOFTWARE
  JDA Software Group, Inc.-/- ................................   US              3,300       144,375         0.4
    SOFTWARE
  Documentum, Inc.-/- ........................................   US              2,900       139,200         0.4
    SOFTWARE
  BrightStar Information Technology Group, Inc.-/- ...........   US              9,500       131,812         0.4
    COMPUTERS & PERIPHERALS
  Aspen Technology, Inc.-/- ..................................   US              2,300       116,150         0.3
    SOFTWARE
  Pericom Semiconductor Corp.-/- .............................   US             15,400       105,875         0.3
    SEMICONDUCTORS
  Amkor Technology, Inc.-/- ..................................   US             10,800       100,912         0.3
    SEMICONDUCTORS
  Walker Interactive Systems, Inc.-/- ........................   US              3,700        54,575         0.2
    SOFTWARE
                                                                                         -----------
                                                                                           5,788,071
                                                                                         -----------
Health Care (15.7%)
  ESC Medical Systems Ltd.-/- {\/} ...........................   ISRL           15,000       506,250         1.4
    MEDICAL TECHNOLOGY & SUPPLIES
  ADAC Laboratories-/- .......................................   US             19,200       432,000         1.2
    HEALTH CARE SERVICES
  SEQUUS Pharmaceuticals, Inc.-/- ............................   US             36,300       412,913         1.2
    PHARMACEUTICALS
  PhyCor, Inc.-/- ............................................   US             24,800       410,750         1.2
    HEALTH CARE SERVICES
  Vertex Pharmaceuticals, Inc.-/- ............................   US             16,300       366,750         1.0
    PHARMACEUTICALS
  AmeriPath, Inc.-/- .........................................   US             30,900       365,006         1.0
    HEALTH CARE SERVICES
  Assisted Living Concepts, Inc.-/- ..........................   US             19,600       338,100         1.0
    HEALTH CARE SERVICES

    The accompanying notes are an integral part of the financial statements.

         1172
                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Health Care (Continued)
  CryoLife, Inc.-/- ..........................................   US             21,400   $   337,050         1.0
    BIOTECHNOLOGY
  Gilead Sciences, Inc.-/- ...................................   US             10,200       327,037         0.9
    BIOTECHNOLOGY
  AXYS Pharmaceuticals, Inc.-/- ..............................   US             44,100       314,212         0.9
    PHARMACEUTICALS
  Scios, Inc.-/- .............................................   US             35,200       312,400         0.9
    HEALTH CARE SERVICES
  COR Therapeutics, Inc.-/- ..................................   US             22,500       312,188         0.9
    BIOTECHNOLOGY
  Total Renal Care Holdings, Inc.-/- .........................   US              8,300       286,350         0.8
    HEALTH CARE SERVICES
  American Dental Partners, Inc.-/- ..........................   US             16,800       235,200         0.7
    HEALTH CARE SERVICES
  Barr Laboratories, Inc.-/- .................................   US              5,900       234,525         0.7
    PHARMACEUTICALS
  Symphonix Devices, Inc.-/- .................................   US             15,200       174,800         0.5
    HEALTH CARE SERVICES
  Physician Reliance Network, Inc.-/- ........................   US              6,200        70,913         0.2
    MEDICAL TECHNOLOGY & SUPPLIES
  Depotech Corp.-/- ..........................................   US             42,200        65,937         0.2
    PHARMACEUTICALS
                                                                                         -----------
                                                                                           5,502,381
                                                                                         -----------
Finance (7.4%)
  Metris Cos., Inc.-/- .......................................   US              6,700       427,125         1.2
    CONSUMER FINANCE
  Affiliated Managers Group, Inc.-/- .........................   US             10,600       393,525         1.1
    INVESTMENT MANAGEMENT
  Reinsurance Group of America, Inc. Non-voting-/- ...........   US              7,300       374,581         1.1
    INSURANCE-LIFE
  LaSalle Partners, Inc.-/- ..................................   US              7,300       324,850         0.9
    REAL ESTATE
  Correctional Properties Trust-/- ...........................   US             15,800       319,950         0.9
    REAL ESTATE INVESTMENT TRUST
  Annuity and Life Re (Holdings) Ltd.-/- .....................   US             11,000       243,375         0.7
    INSURANCE-LIFE
  Stirling Cooke Brown Holdings Ltd. .........................   US              8,000       225,000         0.6
    INSURANCE - PROPERTY-CASUALTY
  AmeriCredit Corp.-/- .......................................   US              5,200       185,575         0.5
    CONSUMER FINANCE
  American Capital Strategies Ltd. ...........................   US              6,600       150,975         0.4
    CONSUMER FINANCE
                                                                                         -----------
                                                                                           2,644,956
                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

         1173
                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Energy (5.5%)
  Newfield Exploration Co.-/- ................................   US             29,600   $   736,300         2.1
    OIL
  Petsec Energy Ltd. - ADR-/- {\/} ...........................   AUSL           14,600       236,337         0.7
    OIL
  Cross Timbers Oil Co. ......................................   US             10,800       205,875         0.6
    OIL
  Dril-Quip, Inc.-/- .........................................   US              7,800       204,750         0.6
    ENERGY EQUIPMENT & SERVICES
  Mallon Resources Corp.-/- ..................................   US             16,800       201,600         0.6
    OIL
  Varco International, Inc.-/- ...............................   US              9,600       190,200         0.5
    ENERGY EQUIPMENT & SERVICES
  Hanover Compressor Co.-/- ..................................   US              5,000       135,313         0.4
    ENERGY EQUIPMENT & SERVICES
                                                                                         -----------
                                                                                           1,910,375
                                                                                         -----------
Materials/Basic Industry (4.9%)
  OM Group, Inc. .............................................   US             12,600       519,750         1.5
    METALS - NON-FERROUS
  Hawk Corp. "A"-/- ..........................................   US             21,100       371,888         1.1
    METALS - NON-FERROUS
  Gibraltar Steel Corp.-/- ...................................   US             16,100       330,050         0.9
    METALS - STEEL
  Cambrex Corp. ..............................................   US             10,400       273,000         0.8
    CHEMICALS
  CombiChem, Inc.-/- .........................................   US             33,000       228,937         0.6
    CHEMICALS
                                                                                         -----------
                                                                                           1,723,625
                                                                                         -----------
Capital Goods (4.8%)
  General Cable Corp. ........................................   US             28,700       828,712         2.4
    INDUSTRIAL COMPONENTS
  Knoll, Inc.-/- .............................................   US             14,800       436,600         1.2
    OFFICE EQUIPMENT
  LMI Aerospace, Inc.-/- .....................................   US             14,500       150,438         0.4
    AEROSPACE/DEFENSE
  Gradall Industries, Inc.-/- ................................   US             10,200       149,175         0.4
    MACHINERY & ENGINEERING
  Global Industries Ltd.-/- ..................................   US              8,100       136,687         0.4
    CONSTRUCTION
                                                                                         -----------
                                                                                           1,701,612
                                                                                         -----------
Consumer Durables (1.4%)
  Tower Automotive, Inc.-/- ..................................   US              7,800       334,425         0.9
    AUTO PARTS
  U.S. Home Corp.-/- .........................................   US              4,100       169,125         0.5
    HOUSING
                                                                                         -----------
                                                                                             503,550
                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

         1174
                      AIM SMALL CAP EQUITY - CONSOLIDATED
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Consumer Non-Durables (0.7%)
  Mail-Well, Inc.-/- .........................................   US             11,600   $   251,575         0.7
    OTHER CONSUMER GOODS
  Racing Champions Corp.-/- ..................................   US                700         8,181          --
    TOYS
                                                                                         -----------
                                                                                             259,756
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $31,159,540) ..................                            34,092,384        96.7
                                                                                         -----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co., due
   July 1, 1998, for an effective yield of 5.70%,
   collateralized by $2,560,000 U.S. Treasury Bills, 5.875%
   due 1/31/99 (market value of collateral is $2,627,200,
   including accrued interest). (cost $2,573,000)  ...........                             2,573,000         7.3
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $33,732,540)  * ......................                            36,665,384       104.0
Other Assets and Liabilities .................................                            (1,410,524)       (4.0)
                                                                                         -----------       -----

NET ASSETS ...................................................                           $35,254,860       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $33,817,496 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   4,542,875
                 Unrealized depreciation:            (1,694,987)
                                                  -------------
                 Net unrealized appreciation:     $   2,847,888
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1175
                            AIM MID CAP GROWTH FUND
                (FORMERLY GT GLOBAL AMERICA MID CAP GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (49.2%)
  Outdoor Systems, Inc.-/- ..................................   US          1,203,780   $ 33,705,837         7.0
    BUSINESS & PUBLIC SERVICES
  Clear Channel Communications, Inc.-/- .....................   US            268,443     29,293,842         6.1
    BROADCASTING & PUBLISHING
  Snyder Communications, Inc.-/- ............................   US            614,600     27,042,400         5.6
    BUSINESS & PUBLIC SERVICES
  Hilton Hotels Corp. .......................................   US            709,800     20,229,300         4.2
    LEISURE & TOURISM
  Chancellor Media Corp.-/- .................................   US            340,500     16,907,953         3.5
    BROADCASTING & PUBLISHING
  Premier Parks, Inc.-/- ....................................   US            221,800     14,777,425         3.1
    LEISURE & TOURISM
  ServiceMaster Co. .........................................   US            320,200     12,187,613         2.5
    CONSUMER SERVICES
  Cablevision Systems Corp. "A"-/- ..........................   US            125,000     10,437,500         2.2
    CABLE TELEVISION
  Keane, Inc.-/- ............................................   US            182,100     10,197,600         2.1
    BUSINESS & PUBLIC SERVICES
  Central Parking Corp. .....................................   US            221,800     10,091,900         2.1
    CONSUMER SERVICES
  Young & Rubicam, Inc.-/- ..................................   US            308,200      9,862,400         2.0
    BUSINESS & PUBLIC SERVICES
  Cambridge Technology Partners, Inc.-/- ....................   US            164,500      8,985,813         1.9
    BUSINESS & PUBLIC SERVICES
  Univision Communications, Inc.-/- .........................   US            239,600      8,925,100         1.9
    BROADCASTING & PUBLISHING
  Lamar Advertising Co.-/- ..................................   US            217,100      7,788,463         1.6
    BUSINESS & PUBLIC SERVICES
  Personnel Group of America, Inc.-/- .......................   US            366,700      7,334,000         1.5
    BUSINESS & PUBLIC SERVICES
  Jacor Communications, Inc.-/- .............................   US             96,300      5,681,700         1.2
    BROADCASTING & PUBLISHING
  Paychex, Inc. .............................................   US             86,400      3,515,400         0.7
    BUSINESS & PUBLIC SERVICES
                                                                                        ------------
                                                                                         236,964,246
                                                                                        ------------
Technology (14.6%)
  Sterling Commerce, Inc.-/- ................................   US            327,700     15,893,450         3.3
    SOFTWARE
  Software AG Systems, Inc.-/- ..............................   US            400,000     11,700,000         2.4
    SOFTWARE
  Aspen Technology, Inc.-/- .................................   US            190,500      9,620,250         2.0
    SOFTWARE
  Platinum Technology, Inc.-/- ..............................   US            314,000      8,968,625         1.9
    SOFTWARE
  SunGard Data Systems, Inc.-/- .............................   US            229,000      8,787,875         1.8
    SOFTWARE
  Peoplesoft, Inc.-/- .......................................   US            177,500      8,342,500         1.7
    SOFTWARE

    The accompanying notes are an integral part of the financial statements.

         1176
                            AIM MID CAP GROWTH FUND
                (FORMERLY GT GLOBAL AMERICA MID CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (Continued)
  Ciena Corp.-/- ............................................   US            104,000   $  7,241,000         1.5
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                          70,553,700
                                                                                        ------------
Finance (13.0%)
  Golden State Bancorp, Inc.-/- .............................   US            381,300     11,343,675         2.4
    SAVINGS & LOANS
  C.I.T. Group, Inc. "A"-/- .................................   US            266,800     10,005,000         2.1
    OTHER FINANCIAL
  Exel Ltd. .................................................   US            120,500      9,376,406         1.9
    INSURANCE - PROPERTY-CASUALTY
  GreenPoint Financial Corp. ................................   US            249,200      9,376,150         1.9
    SAVINGS & LOANS
  Capital One Financial Corp. ...............................   US             68,200      8,469,588         1.8
    CONSUMER FINANCE
  Ace Ltd. ..................................................   US            183,100      7,140,900         1.5
    INSURANCE - PROPERTY-CASUALTY
  Heller Financial, Inc.-/- .................................   US            226,600      6,798,000         1.4
    OTHER FINANCIAL
                                                                                        ------------
                                                                                          62,509,719
                                                                                        ------------
Health Care (8.0%)
  Forest Laboratories, Inc. "A"-/- ..........................   US            268,000      9,581,000         2.0
    PHARMACEUTICALS
  Wellpoint Health Networks-/- ..............................   US            118,000      8,732,000         1.8
    HEALTH CARE SERVICES
  ALZA Corp.-/- .............................................   US            176,300      7,624,975         1.6
    PHARMACEUTICALS
  HBO & Co. .................................................   US            206,200      7,268,550         1.5
    HEALTH CARE SERVICES
  McKesson Corp. ............................................   US             68,100      5,533,125         1.1
    HEALTH CARE SERVICES
                                                                                        ------------
                                                                                          38,739,650
                                                                                        ------------
Consumer Non-Durables (6.7%)
  U.S. Foodservice-/- .......................................   US            553,400     19,403,588         4.0
    FOOD
  Suiza Foods Corp.-/- ......................................   US            170,500     10,176,719         2.1
    FOOD
  International Home Foods, Inc.-/- .........................   US            135,400      3,080,350         0.6
    FOOD
                                                                                        ------------
                                                                                          32,660,657
                                                                                        ------------
Materials/Basic Industry (5.4%)
  International Specialty Products, Inc.-/- .................   US            668,200     12,445,225         2.6
    CHEMICALS
  Millenium Chemicals, Inc. .................................   US            215,600      7,303,450         1.5
    CHEMICALS

    The accompanying notes are an integral part of the financial statements.

         1177
                            AIM MID CAP GROWTH FUND
                (FORMERLY GT GLOBAL AMERICA MID CAP GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  Crompton & Knowles Corp. ..................................   US            250,700   $  6,314,506         1.3
    CHEMICALS
                                                                                        ------------
                                                                                          26,063,181
                                                                                        ------------
Energy (3.1%)
  J. Ray McDermott S.A.-/- ..................................   US            239,900      9,955,850         2.1
    ENERGY EQUIPMENT & SERVICES
  Anadarko Petroleum Corp. ..................................   US             75,300      5,059,219         1.0
    ENERGY SOURCES
                                                                                        ------------
                                                                                          15,015,069
                                                                                        ------------
Capital Goods (2.5%)
  U.S. Filter Corp.-/- ......................................   US            422,250     11,849,391         2.5
    ENVIRONMENTAL
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $397,646,938) ................                            494,355,613       102.5
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Golden State Bancorp. Litigation Warrants-/- (cost
   $2,296,744) ..............................................   US            381,300      2,025,656         0.4
    SAVINGS & LOANS
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $399,943,682)  * ....................                            496,381,269       102.9
Other Assets and Liabilities ................................                            (14,212,467)       (2.9)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $482,168,802       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $401,270,613 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  99,557,388
                 Unrealized depreciation:            (4,446,732)
                                                  -------------
                 Net unrealized appreciation:     $  95,110,656
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

         1178
                     AIM AMERICA VALUE FUND - CONSOLIDATED
                    (FORMERLY GT GLOBAL AMERICA VALUE FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (33.1%)
  Exel Ltd. .................................................   US             10,900   $    848,156         2.9
    INSURANCE - PROPERTY-CASUALTY
  Chase Manhattan Corp. .....................................   US             10,150        766,325         2.6
    BANKS-MONEY CENTER
  Travelers Group, Inc. .....................................   US             12,150        736,594         2.5
    INSURANCE - MULTI-LINE
  Allstate Corp. ............................................   US              7,875        721,055         2.4
    INSURANCE - MULTI-LINE
  Fleet Financial Group, Inc. ...............................   US              8,600        718,100         2.4
    BANKS-SUPER REGIONAL
  SLM Holding Corp. .........................................   US             14,612        715,988         2.4
    OTHER FINANCIAL
  First Chicago NBD Corp. ...................................   US              8,000        709,000         2.4
    BANKS-REGIONAL
  Mellon Bank Corp. .........................................   US              9,700        675,363         2.3
    BANKS-REGIONAL
  Household International, Inc. .............................   US             13,500        671,625         2.3
    CONSUMER FINANCE
  BankAmerica Corp. .........................................   US              7,550        652,603         2.2
    BANKS-MONEY CENTER
  GreenPoint Financial Corp. ................................   US             16,000        602,000         2.0
    SAVINGS & LOANS
  NationsBank Corp. .........................................   US              7,700        589,050         2.0
    BANKS-REGIONAL
  Starwood Hotels & Resorts .................................   US              8,583        414,666         1.4
    REAL ESTATE INVESTMENT TRUST
  Citicorp ..................................................   US              2,400        358,200         1.2
    BANKS-MONEY CENTER
  Crescent Real Estate Equities Co. .........................   US             10,000        336,250         1.1
    REAL ESTATE INVESTMENT TRUST
  Felcor Suite Hotels, Inc. .................................   US              9,025        283,159         1.0
    REAL ESTATE INVESTMENT TRUST
                                                                                        ------------
                                                                                           9,798,134
                                                                                        ------------
Energy (17.1%)
  Texas Utilities Co. .......................................   US             17,900        745,088         2.5
    ELECTRICAL & GAS UTILITIES
  Mobil Corp. ...............................................   US              9,200        704,950         2.4
    OIL
  Unocal Corp. ..............................................   US             19,300        689,975         2.3
    OIL
  Atlantic Richfield Co. (ARCO) .............................   US              8,100        632,813         2.1
    OIL
  Anadarko Petroleum Corp. ..................................   US              9,200        618,125         2.1
    ENERGY SOURCES
  McDermott International, Inc. .............................   US             16,600        571,663         1.9
    ENERGY EQUIPMENT & SERVICES
  Pinnacle West Capital Corp. ...............................   US              9,625        433,125         1.5
    ELECTRICAL & GAS UTILITIES

    The accompanying notes are an integral part of the financial statements.

         1179
                     AIM AMERICA VALUE FUND - CONSOLIDATED
                    (FORMERLY GT GLOBAL AMERICA VALUE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Carolina Power & Light Co. ................................   US              9,000   $    390,375         1.3
    ELECTRICAL & GAS UTILITIES
  GPU, Inc. .................................................   US              7,825        295,883         1.0
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           5,081,997
                                                                                        ------------
Services (12.9%)
  Bell Atlantic Corp. .......................................   US             18,400        839,500         2.8
    TELEPHONE - REGIONAL/LOCAL
  Comcast Corp. 'A' .........................................   US             17,500        710,391         2.4
    CABLE TELEVISION
  Time Warner, Inc. .........................................   US              8,000        683,500         2.3
    BROADCASTING & PUBLISHING
  Federated Department Stores, Inc.-/- ......................   US             11,500        618,844         2.1
    RETAILERS-APPAREL
  The Limited, Inc. .........................................   US             14,825        491,078         1.7
    RETAILERS-APPAREL
  U.S. West, Inc. ...........................................   US             10,000        470,000         1.6
    TELEPHONE - REGIONAL/LOCAL
                                                                                        ------------
                                                                                           3,813,313
                                                                                        ------------
Materials/Basic Industry (12.4%)
  E.I. du Pont de Nemours & Company .........................   US              9,200        686,550         2.3
    CHEMICALS
  Owens Corning .............................................   US             16,200        661,163         2.2
    BUILDING MATERIALS & COMPONENTS
  Millenium Chemicals, Inc. .................................   US             18,500        626,688         2.1
    CHEMICALS
  Stone Container Corp. .....................................   US             38,600        603,125         2.0
    PAPER/PACKAGING
  Imperial Chemical Industries PLC - ADR{\/} ................   US              7,700        496,650         1.7
    CHEMICALS
  Crompton & Knowles Corp. ..................................   US             13,500        340,031         1.2
    CHEMICALS
  International Paper Co. ...................................   US              6,000        258,000         0.9
    PAPER/PACKAGING
                                                                                        ------------
                                                                                           3,672,207
                                                                                        ------------
Consumer Durables (7.1%)
  Ford Motor Co. ............................................   US             12,500        737,500         2.5
    AUTOMOBILES
  Lennar Corp. ..............................................   US             18,500        545,750         1.9
    HOUSING
  General Motors Corp. ......................................   US              6,600        440,963         1.5
    AUTOMOBILES
  Meritor Automotive, Inc. ..................................   US             15,000        360,000         1.2
    AUTO PARTS
                                                                                        ------------
                                                                                           2,084,213
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1180
                     AIM AMERICA VALUE FUND - CONSOLIDATED
                    (FORMERLY GT GLOBAL AMERICA VALUE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (5.2%)
  International Business Machines Corp. .....................   US              7,500   $    861,094         2.9
    COMPUTERS & PERIPHERALS
  Compaq Computer Corp. .....................................   US             24,200        686,675         2.3
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           1,547,769
                                                                                        ------------
Consumer Non-Durables (4.0%)
  Philip Morris Cos., Inc. ..................................   US             17,050        671,344         2.3
    TOBACCO
  RJR Nabisco Holdings Corp. ................................   US             21,275        505,281         1.7
    TOBACCO
                                                                                        ------------
                                                                                           1,176,625
                                                                                        ------------
Capital Goods (3.7%)
  U.S. Filter Corp.-/- ......................................   US             20,625        578,789         2.0
    ENVIRONMENTAL
  U.S.A.Waste Services, Inc. ................................   US             14,300        500,500         1.7
    ENVIRONMENTAL
                                                                                        ------------
                                                                                           1,079,289
                                                                                        ------------
Health Care (1.6%)
  Pharmacia & Upjohn, Inc. ..................................   US             10,500        484,309         1.6
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $26,403,641) .................                             28,737,856        97.1
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co.,
   due July 1, 1998, for an effective yield of 5.70%
   collateralized by $460,000 U.S. Treasury Bills, 5.875% due
   1/31/99 (market value of collateral is $472,075, including
   accrued interest). (cost $459,000) .......................                                459,000         1.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $26,862,641)  * .....................                             29,196,856        98.6
Other Assets and Liabilities ................................                                400,530         1.4
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 29,597,386       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $26,900,718 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,898,607
                 Unrealized depreciation:              (602,469)
                                                  -------------
                 Net unrealized appreciation:     $   2,296,138
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1181
                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                              AIM
                                                                          -------------------------------------------
                                                                            SMALL CAP
                                                                              EQUITY        MID CAP    AMERICA VALUE
                                                                          FUND-CONSOLIDATED GROWTH FUND FUND-CONSOLIDATED
                                                                          --------------  -----------  --------------
Assets:
  Investments in securities, at value (cost $33,732,540; $399,943,682;
   and $26,862,641, respectively) (Note 1)..............................    $36,665,384   4$96,381,269   $29,196,856
  U.S. currency.........................................................            86           644            240
  Dividends receivable..................................................           588        80,604         42,424
  Interest receivable...................................................           407            --             73
  Receivable for Fund shares sold.......................................       522,566       442,351         70,096
  Receivable for securities sold........................................       447,737     1,391,606        857,174
  Receivable from A I M Advisors, Inc. (Note 2).........................        75,985            --         68,265
  Unamortized organizational costs (Note 1).............................        40,679            --         40,679
                                                                          --------------  -----------  --------------
    Total assets........................................................    37,753,432    498,296,474    30,275,807
                                                                          --------------  -----------  --------------
Liabilities:
  Payable for custodian fees............................................           778        84,299          5,455
  Payable for Directors' and Trustees' fees and expenses (Note 2).......         6,703         4,385          6,602
  Payable for fund accounting fees (Note 2).............................         1,532        10,018            658
  Payable for Fund shares repurchased (Note 2)..........................       938,102     6,431,497         83,620
  Payable for investment management and administration fees (Note 2)....        80,799       273,092         75,127
  Payable for loan outstanding (Note 1).................................            --     6,652,000             --
  Payable for printing and postage expenses.............................        37,978        13,626         37,498
  Payable for professional fees.........................................        19,013        13,728         17,735
  Payable for registration and filing fees..............................        22,587        13,414         17,486
  Payable for securities purchased......................................     1,355,332     2,006,275        399,574
  Payable for service and distribution expenses (Note 2)................        18,805       254,651         18,640
  Payable for transfer agent fees (Note 2)..............................        13,369       339,800         11,132
  Other accrued expenses................................................         3,474        30,887          4,794
                                                                          --------------  -----------  --------------
    Total liabilities...................................................     2,498,472    16,127,672        678,321
  Minority interest (Notes 1 & 2).......................................           100            --            100
                                                                          --------------  -----------  --------------
Net assets..............................................................    $35,254,860   4$82,168,802   $29,597,386
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Class A:
Net asset value and redemption price per share ($12,620,070 DIVIDED BY
 746,689; $238,023,863 DIVIDED BY 10,119,708; and $8,669,479 DIVIDED BY
 471,856 shares outstanding, respectively)..............................    $    16.90     $   23.52     $    18.37
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Maximum offering price per share (100/94.5 of $16.90; 100/94.5 of
 $23.52; and 100/94.5 of $18.37, respectively) *........................    $    17.88     $   24.89     $    19.44
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Class B:+
Net asset value and offering price per share $20,177,075 DIVIDED BY
 1,216,622; $243,093,084 DIVIDED BY 10,727,676; and $20,174,796 DIVIDED
 BY 1,114,911 shares outstanding, respectively).........................    $    16.58     $   22.66     $    18.10
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Advisor Class:
Net asset value and offering price per share, and redemption price per share $2,457,715 DIVIDED BY 144,152; $1,051,855 DIVIDED BY 44,488; and
 $753,111 DIVIDED BY 40,640 shares outstanding, respectively)...........    $    17.05     $   23.64     $    18.53
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------
Net assets consist of:
  Paid in capital (Note 4)..............................................    $27,650,613   3$45,007,969   $25,439,934
  Accumulated net investment loss.......................................      (310,132)   (3,756,379)       (21,933)
  Accumulated net realized gain on investments..........................     4,981,535    44,479,625      1,845,170
  Net unrealized appreciation of investments............................     2,932,844    96,437,587      2,334,215
                                                                          --------------  -----------  --------------
Total -- representing net assets applicable to capital shares
 outstanding............................................................    $35,254,860   4$82,168,802   $29,597,386
                                                                          --------------  -----------  --------------
                                                                          --------------  -----------  --------------

----------------
    * On sales of $25,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1182
                            STATEMENTS OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                                         AIM
                                                                                  --------------------------------------------------
                                                                                  SMALL CAP EQUITY      MID CAP      AMERICA VALUE
                                                                                  FUND-CONSOLIDATED   GROWTH FUND  FUND-CONSOLIDATED
                                                                                  -----------------   -----------  -----------------
Investment income: (Note 1)
  Dividend income...............................................................     $   23,964       $   687,891     $  266,753
  Interest income...............................................................         16,300           113,913         22,266
  Securities lending income.....................................................          8,274           154,690            484
                                                                                  -----------------   -----------  -----------------
    Total investment income.....................................................         48,538           956,494        289,503
                                                                                  -----------------   -----------  -----------------
Expenses:
  Investment management and administration fees (Note 2)........................        122,481         1,788,752        104,395
  Amortization of organization costs (Note 1)...................................          8,779                --          8,779
  Custodian Fees................................................................         13,190            59,368          5,430
  Directors' and Trustees' fees and expenses (Note 2)...........................          9,576             7,964          9,050
  Fund accounting fees (Note 2).................................................          4,564            66,756          3,698
  Printing and postage expenses.................................................         27,925           100,124         25,340
  Professional fees.............................................................         34,443            65,372         28,236
  Registration and filing fees (Note 1).........................................         26,130            61,087         27,150
  Service and distribution expenses: (Note 2)
    Class A.....................................................................         20,616           432,588         15,364
    Class B.....................................................................         99,273         1,226,897         96,391
  Transfer agent fees (Note 2)..................................................         62,450           728,344         55,400
  Other expenses................................................................          6,244           204,822          2,014
                                                                                  -----------------   -----------  -----------------
    Total expenses before reductions and reimbursements.........................        435,671         4,742,074        381,247
                                                                                  -----------------   -----------  -----------------
      Expenses reimbursed by A I M Advisors, Inc. (Note 2)......................        (75,985)               --        (68,265)
      Expense reductions (Note 5)...............................................         (1,016)          (29,201)        (1,546)
                                                                                  -----------------   -----------  -----------------
    Total net expenses..........................................................        358,670         4,712,873        311,436
                                                                                  -----------------   -----------  -----------------
Net investment loss.............................................................       (310,132)       (3,756,379)       (21,933)
                                                                                  -----------------   -----------  -----------------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain on investments..............................................      3,724,962        28,358,903      1,443,280
  Net change in unrealized appreciation of investments..........................      2,036,645        30,955,839        333,471
                                                                                  -----------------   -----------  -----------------
Net realized and unrealized gain on investments.................................      5,761,607        59,314,742      1,776,751
                                                                                  -----------------   -----------  -----------------
Net increase in net assets resulting from operations............................     $5,451,475       $55,558,363     $1,754,818
                                                                                  -----------------   -----------  -----------------
                                                                                  -----------------   -----------  -----------------

    The accompanying notes are an integral part of the financial statements.

         1183
                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                    AIM
                           -------------------------------------------------------------------------------------
                                SMALL CAP EQUITY                  MID CAP                   AMERICA VALUE
                                FUND-CONSOLIDATED               GROWTH FUND               FUND-CONSOLIDATED
                           ---------------------------  ----------------------------  --------------------------
                            SIX MONTHS                   SIX MONTHS                    SIX MONTHS
                              ENDED                         ENDED                        ENDED
                             JUNE 30,     YEAR ENDED      JUNE 30,      YEAR ENDED      JUNE 30,     YEAR ENDED
                               1998      DECEMBER 31,       1998       DECEMBER 31,       1998      DECEMBER 31,
                           (UNAUDITED)       1997        (UNAUDITED)       1997       (UNAUDITED)       1997
                           ------------  -------------  -------------  -------------  ------------  ------------
Increase (decrease) in
net assets
Operations:
  Net investment income
   (loss)................  $  (310,132 ) $   (449,560 ) $ (3,756,379 ) $ (6,767,300 ) $   (21,933 ) $    22,242
  Net realized gain on
   investments and
   foreign currency
   transactions..........    3,724,962      2,524,251     28,358,903     91,288,360     1,443,280     1,352,859
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments...........    2,036,645      1,674,235     30,955,839    (23,043,968 )     333,471     2,016,032
                           ------------  -------------  -------------  -------------  ------------  ------------
    Net increase in net
     assets resulting
     from operations.....    5,451,475      3,748,926     55,558,363     61,477,092     1,754,818     3,391,133
                           ------------  -------------  -------------  -------------  ------------  ------------
Class A:
Distributions to
 shareholders: (Note 1)
  From net investment
   income................           --             --             --             --            --       (12,256 )
  From net realized gain
   on investments........           --       (213,287 )           --    (27,861,047 )          --      (482,262 )
Class B:
Distributions to
 shareholders: (Note 1)
  From net investment
   income................           --             --             --             --            --            --
  From net realized gain
   on investments........           --       (410,555 )           --    (29,550,073 )          --    (1,128,861 )
Advisor Class:
Distributions to
 shareholders: (Note 1)
  From net investment
   income................           --             --             --             --            --        (1,610 )
  From net realized gain
   on investments........           --        (32,021 )           --       (120,835 )          --       (30,657 )
                           ------------  -------------  -------------  -------------  ------------  ------------
    Total
     distributions.......           --       (655,863 )           --    (57,531,955 )          --    (1,655,646 )
                           ------------  -------------  -------------  -------------  ------------  ------------
Capital share
transactions: (Note 4)
  Increase from capital
   shares sold and
   reinvested............   23,061,481     60,411,522    380,523,601    783,255,935    11,647,193    33,884,259
  Decrease from capital
   shares repurchased....  (26,968,839 )  (49,371,158 ) (466,195,324 ) (954,921,988 )  (8,629,240 ) (19,018,130 )
                           ------------  -------------  -------------  -------------  ------------  ------------
    Net increase
     (decrease) from
     capital share
     transactions........   (3,907,358 )   11,040,364    (85,671,723 ) (171,666,053 )   3,017,953    14,866,129
                           ------------  -------------  -------------  -------------  ------------  ------------
Total increase (decrease)
 in net assets...........    1,544,117     14,133,427    (30,113,360 ) (167,720,916 )   4,772,771    16,601,616
Net assets:
  Beginning of period....   33,710,743     19,577,316    512,282,162    680,003,078    24,824,615     8,222,999
                           ------------  -------------  -------------  -------------  ------------  ------------
  End of period  *.......  $35,254,860   $ 33,710,743   $482,168,802   $512,282,162   $29,597,386   $24,824,615
                           ------------  -------------  -------------  -------------  ------------  ------------
                           ------------  -------------  -------------  -------------  ------------  ------------
 * Includes
undistributed/accumulated
net investment
 income (loss) of........  $  (310,132 ) $         --   $ (3,756,379 ) $         --   $   (21,933 ) $        --
                           ------------  -------------  -------------  -------------  ------------  ------------
                           ------------  -------------  -------------  -------------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

         1184
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          AIM SMALL CAP EQUITY FUND
                                          ---------------------------------------------------------
                                                                   CLASS A
                                          ---------------------------------------------------------
                                          SIX MONTHS                               OCTOBER 18, 1995
                                             ENDED              YEAR ENDED          (COMMENCEMENT
                                           JUNE 30,            DECEMBER 31,         OF OPERATIONS)
                                             1998          --------------------    TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)       1995 (D)
                                          -----------      --------     -------    ----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 14.27         $ 12.52      $11.80         $11.43
                                          -----------      --------     -------      --------
Income from investment operations:
  Net investment income (loss)..........     (0.11) * * * *   (0.18) * * *  (0.05) **       0.04*
  Net realized and unrealized gain on
   investments..........................      2.74            2.20        1.69           0.33
                                          -----------      --------     -------      --------
    Net increase from investment
     operations.........................      2.63            2.02        1.64           0.37
                                          -----------      --------     -------      --------
Distributions to shareholders:
  From net realized gain on
   investments..........................        --           (0.27)      (0.92)            --
                                          -----------      --------     -------      --------
    Total distributions.................        --           (0.27)      (0.92)            --
                                          -----------      --------     -------      --------
Net asset value, end of period..........   $ 16.90         $ 14.27      $12.52         $11.80
                                          -----------      --------     -------      --------
                                          -----------      --------     -------      --------

Total investment return (c).............     18.43% (b)      16.23%      13.81%          3.24% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $12,620         $10,896      $8,448         $1,931
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     (1.47)% (a)     (1.40)%     (0.38)%         1.68% (a)
  Without expense reductions and/or
   reimbursement........................     (1.93)% (a)     (2.00)%     (1.47)%       (20.52)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      1.74% (a)       1.92%       2.00%          2.00% (a)
  Without expense reductions and/or
   reimbursement........................      2.20% (a)       2.52%       3.09%         24.20% (a)
Ratio of interest expense to average net
 assets+................................      0.02% (a)        N/A         N/A            N/A
Portfolio turnover rate+................       208% (a)        233%        150%           N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
 * * * * Before reimbursement the net investment loss per share would have been $(0.15), $(0.21), and $(0.12) for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

         1185
                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           AIM SMALL CAP EQUITY FUND
                                          -----------------------------------------------------------
                                                                    CLASS B
                                          -----------------------------------------------------------
                                          SIX MONTHS                                OCTOBER 18, 1995
                                             ENDED              YEAR ENDED            (COMMENCEMENT
                                           JUNE 30,            DECEMBER 31,          OF OPERATIONS)
                                             1998          ---------------------     TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)        1995 (D)
                                          -----------      --------     --------    -----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 14.06         $ 12.42      $ 11.78         $ 11.43
                                          -----------      --------     --------    -----------------
Income from investment operations:
  Net investment income (loss)..........     (0.17) * * * *   (0.26) * * *   (0.14) **        0.02*
  Net realized and unrealized gain on
   investments..........................      2.69            2.17         1.70            0.33
                                          -----------      --------     --------    -----------------
    Net increase from investment
     operations.........................      2.52            1.91         1.56            0.35
                                          -----------      --------     --------    -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................        --           (0.27)       (0.92)             --
                                          -----------      --------     --------    -----------------
    Total distributions.................        --           (0.27)       (0.92)             --
                                          -----------      --------     --------    -----------------
Net asset value, end of period..........   $ 16.58         $ 14.06      $ 12.42         $ 11.78
                                          -----------      --------     --------    -----------------
                                          -----------      --------     --------    -----------------

Total investment return (c).............     17.99% (b)      15.47%       13.14%           3.06% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $20,177         $21,222      $10,694         $ 2,024
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     (2.12)% (a)     (2.05)%      (1.03)%          1.03% (a)
  Without expense reductions and/or
   reimbursement........................     (2.58)% (a)     (2.65)%      (2.12)%        (21.17)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      2.39% (a)       2.57%        2.65%           2.65% (a)
  Without expense reductions and/or
   reimbursement........................      2.85% (a)       3.17%        3.74%          24.85% (a)
Ratio of interest expense to average net
 assets+................................      0.02% (a)        N/A          N/A             N/A
Portfolio turnover rate+................       208% (a)        233%         150%            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
 * * * * Before reimbursement the net investment loss per share would have been $(0.15), $(0.21), and $(0.12) for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

         1186
                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          AIM SMALL CAP EQUITY FUND
                                          ---------------------------------------------------------
                                                                ADVISOR CLASS
                                          ---------------------------------------------------------
                                          SIX MONTHS                              OCTOBER 18, 1995
                                            ENDED              YEAR ENDED           (COMMENCEMENT
                                           JUNE 30,           DECEMBER 31,         OF OPERATIONS)
                                             1998         --------------------     TO DECEMBER 31,
                                          (UNAUDITED)     1997 (D)    1996 (D)        1995 (D)
                                          ----------      -------     --------    -----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $14.39         $12.58      $ 11.81         $ 11.43
                                          ----------      -------     --------       --------
Income from investment operations:
  Net investment income (loss)..........    (0.08) * * * *  (0.14) * * *      --* *        0.05*
  Net realized and unrealized gain on
   investments..........................     2.74           2.22         1.69            0.33
                                          ----------      -------     --------       --------
    Net increase from investment
     operations.........................     2.66           2.08         1.69            0.38
                                          ----------      -------     --------       --------
Distributions to shareholders:
  From net realized gain on
   investments..........................       --          (0.27)       (0.92)             --
                                          ----------      -------     --------       --------
    Total distributions.................       --          (0.27)       (0.92)             --
                                          ----------      -------     --------       --------
Net asset value, end of period..........   $17.05         $14.39      $ 12.58         $ 11.81
                                          ----------      -------     --------       --------
                                          ----------      -------     --------       --------

Total investment return (c).............    18.49% (b)     16.63%       14.22%           3.32% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $2,458         $1,592      $   435         $    52
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........    (1.12)% (a)    (1.05)%      (0.03)%          2.03% (a)
  Without expense reductions and/or
   reimbursement........................    (1.58)% (a)    (1.65)%      (1.12)%        (20.17)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     1.39% (a)      1.57%        1.65%           1.65% (a)
  Without expense reductions and/or
   reimbursement........................     1.85% (a)      2.17%        2.74%          23.85% (a)
Ratio of interest expense to average net
 assets+................................     0.02% (a)       N/A          N/A             N/A
Portfolio turnover rate+................      208% (a)       233%         150%            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
 * * * * Before reimbursement the net investment loss per share would have been $(0.15), $(0.21), and $(0.12) for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

         1187
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                            AIM MID CAP GROWTH FUND
                                             --------------------------------------------------------------------------------------
                                                                                    CLASS A+
                                             --------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                              JUNE 30,                               YEAR ENDED DECEMBER 31,
                                                1998          ---------------------------------------------------------------------
                                             (UNAUDITED) (D)    1997           1996           1995         1994 (D)         1993
                                             -----------      ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
Net asset value, beginning of period....      $  21.01        $  20.77       $  19.07       $  17.69       $  17.17       $  17.12
                                             -----------      ---------      ---------      ---------      ---------      ---------
Income from investment operations:
  Net investment income (loss)..........         (0.14)          (0.20)          0.03           0.24           0.04          (0.21)
  Net realized and unrealized gain on
   investments..........................          2.65            3.00           2.96           3.93           2.55           1.56
                                             -----------      ---------      ---------      ---------      ---------      ---------
    Net increase from investment
     operations.........................          2.51            2.80           2.99           4.17           2.59           1.35
                                             -----------      ---------      ---------      ---------      ---------      ---------
Distributions to shareholders:
  From net investment income............            --              --             --          (0.21)         (0.02)            --
  From net realized gain on
   investments..........................            --           (2.56)         (1.29)         (2.58)         (2.05)         (1.30)
                                             -----------      ---------      ---------      ---------      ---------      ---------
    Total distributions.................            --           (2.56)         (1.29)         (2.79)         (2.07)         (1.30)
                                             -----------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period..........      $  23.52        $  21.01       $  20.77       $  19.07       $  17.69       $  17.17
                                             -----------      ---------      ---------      ---------      ---------      ---------
                                             -----------      ---------      ---------      ---------      ---------      ---------

Total investment return (c).............         11.95%(b)       14.05%         15.65%         23.23%         15.69%           8.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....      $238,024        $255,674       $343,427       $396,291       $196,937       $116,468
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         (1.20)%(a)      (0.90)%         0.12%          1.24%          0.17%          (0.7)%
  Without expense reductions............         (1.21)%(a)      (1.01)%         0.07%           N/A            N/A            N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......          1.59%(a)        1.37%          1.36%          1.46%          1.58%           1.6%
  Without expense reductions............          1.60%(a)        1.48%          1.41%           N/A            N/A            N/A
Portfolio turnover rate++++.............           171%(a)         190%           253%            71%           102%            92%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1188
                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                      AIM MID CAP GROWTH FUND
                                           ------------------------------------------------------------------------------
                                                                             CLASS B++
                                           ------------------------------------------------------------------------------
                                           SIX MONTHS                                                          APRIL 1,
                                              ENDED                                                              1993
                                            JUNE 30,                  YEAR ENDED DECEMBER 31,                     TO
                                              1998        -----------------------------------------------    DECEMBER 31,
                                           (UNAUDITED) (D)   1997        1996         1995       1994 (D)        1993
                                           -----------    ---------    ---------    ---------    --------    ------------
Per Share Operating Performance:
Net asset value, beginning of period....    $  20.31      $  20.28     $  18.77     $  17.50     $ 17.09       $15.90
                                           -----------    ---------    ---------    ---------    --------    ------------
Income from investment operations:
  Net investment income (loss)..........       (0.21)        (0.34)       (0.11)        0.10       (0.09)       (0.29)
  Net realized and unrealized gain on
   investments..........................        2.56          2.93         2.91         3.87        2.55         2.78
                                           -----------    ---------    ---------    ---------    --------    ------------
    Net increase from investment
     operations.........................        2.35          2.59         2.80         3.97        2.46         2.49
                                           -----------    ---------    ---------    ---------    --------    ------------
Distributions to shareholders:
  From net investment income............          --            --           --        (0.12)         --           --
  From net realized gain on
   investments..........................          --         (2.56)       (1.29)       (2.58)      (2.05)       (1.30)
                                           -----------    ---------    ---------    ---------    --------    ------------
    Total distributions.................          --         (2.56)       (1.29)       (2.70)      (2.05)       (1.30)
                                           -----------    ---------    ---------    ---------    --------    ------------
Net asset value, end of period..........    $  22.66      $  20.31     $  20.28     $  18.77     $ 17.50       $17.09
                                           -----------    ---------    ---------    ---------    --------    ------------
                                           -----------    ---------    ---------    ---------    --------    ------------

Total investment return (c).............       11.57%(b)     13.35%       14.82%       22.42%      15.06%        16.1% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $243,093      $255,468     $334,590     $348,435     $80,060       $1,982
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......       (1.85)%(a)    (1.55)%      (0.53)%       0.59%      (0.48)%       (1.3)% (a)
  Without expense reductions............       (1.86)%(a)    (1.66)%      (0.58)%        N/A         N/A          N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......        2.24%(a)      2.02%        2.01%        2.11%       2.23%         2.2% (a)
  Without expense reductions............        2.25%(a)      2.13%        2.06%         N/A         N/A          N/A
Portfolio turnover rate++++.............         171%(a)       190%         253%          71%        102%          92%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1189
                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          AIM MID CAP GROWTH FUND
                                             --------------------------------------------------
                                                              ADVISOR CLASS+++
                                             --------------------------------------------------
                                                                                        JUNE 1,
                                             SIX MONTHS                                  1995
                                                ENDED         YEAR ENDED DECEMBER         TO
                                              JUNE 30,                31,               DECEMBER
                                                1998          --------------------      31,
                                             (UNAUDITED) (D)   1997         1996         1995
                                             -----------      -------      -------      -------
Per Share Operating Performance:
Net asset value, beginning of period....      $ 21.10         $20.76       $19.05       $20.61
                                             -----------      -------      -------      -------
Income from investment operations:
  Net investment income (loss)..........        (0.10)         (0.15)        0.09         0.21
  Net realized and unrealized gain on
   investments..........................         2.64           3.05         2.91         1.09
                                             -----------      -------      -------      -------
    Net increase from investment
     operations.........................         2.54           2.90         3.00         1.30
                                             -----------      -------      -------      -------
Distributions to shareholders:
  From net investment income............           --             --           --        (0.28)
  From net realized gain on
   investments..........................           --          (2.56)       (1.29)       (2.58)
                                             -----------      -------      -------      -------
    Total distributions.................           --          (2.56)       (1.29)       (2.86)
                                             -----------      -------      -------      -------
Net asset value, end of period..........      $ 23.64         $21.10       $20.76       $19.05
                                             -----------      -------      -------      -------
                                             -----------      -------      -------      -------

Total investment return (c).............        12.04% (b)     14.54%       15.72%        6.01%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....      $ 1,052         $1,140       $1,986       $1,394
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......        (0.85)% (a)     0.55%        0.47%        1.59%(a)
  Without expense reductions............        (0.86)% (a)    (0.66)%       0.42%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.24% (a)      1.02%        1.01%        1.11%(a)
  Without expense reductions............         1.25% (a)      1.13%        1.06%         N/A
Portfolio turnover rate++++.............          171% (a)       190%         253%          71%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1190
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            AIM AMERICA VALUE FUND
                                          -----------------------------------------------------------
                                                                    CLASS A
                                          -----------------------------------------------------------
                                          SIX MONTHS                                 OCTOBER 18, 1995
                                             ENDED         YEAR ENDED DECEMBER        (COMMENCEMENT
                                           JUNE 30,                31,                OF OPERATIONS)
                                             1998          --------------------      TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)         1995 (D)
                                          -----------      -------      -------      ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $17.25         $14.65       $12.76           $ 11.43
                                          -----------      -------      -------      ----------------
Income from investment operations:
  Net investment income (loss)..........      0.03* * * *    0.09* * *   (0.01) * *         0.03*
  Net realized and unrealized gain on
   investments..........................      1.09           3.87         1.94              1.30
                                          -----------      -------      -------      ----------------
    Net increase from investment
     operations.........................      1.12           3.96         1.93              1.33
                                          -----------      -------      -------      ----------------
Distributions to shareholders:
  From net investment income............        --          (0.03)          --                --
  From net realized gain on
   investments..........................        --          (1.33)       (0.04)               --
                                          -----------      -------      -------      ----------------
    Total distributions.................        --          (1.36)       (0.04)               --
                                          -----------      -------      -------      ----------------
Net asset value, end of period..........    $18.37         $17.25       $14.65           $ 12.76
                                          -----------      -------      -------      ----------------
                                          -----------      -------      -------      ----------------

Total investment return (c).............      6.49% (b)     27.23%       15.12%            11.64% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $8,669         $7,668       $2,529           $   870
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      0.28% (a)      0.56%       (0.10)%            1.10% (a)
  Without expense reductions and/or
   reimbursement........................     (0.21)% (a)    (0.42)%      (3.61)%          (47.44)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      1.73% (a)      1.99%        2.00%             2.00% (a)
  Without expense reductions and/or
   reimbursement........................      2.22% (a)      2.97%        5.51%            50.54% (a)
Ratio of interest expense to average net
 assets+................................       N/A           0.03%         N/A               N/A
Portfolio turnover rate+................       132% (a)        93%         256%              N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1997.
 * * * * Before reimbursement the net investment income (loss) per share would have been $(.01), $(.07) and $.01 for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1191
                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             AIM AMERICA VALUE FUND
                                          ------------------------------------------------------------
                                                                    CLASS B
                                          ------------------------------------------------------------
                                          SIX MONTHS                                  OCTOBER 18, 1995
                                             ENDED          YEAR ENDED DECEMBER        (COMMENCEMENT
                                           JUNE 30,                 31,                OF OPERATIONS)
                                             1998          ---------------------      TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)      1996 (D)         1995 (D)
                                          -----------      --------      -------      ----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 17.04         $ 14.54       $12.75           $ 11.43
                                          -----------      --------      -------      ----------------
Income from investment operations:
  Net investment income (loss)..........     (0.03) * * * *   (0.01) * * *  (0.10) * *        0.01*
  Net realized and unrealized gain on
   investments..........................      1.09            3.83         1.93              1.31
                                          -----------      --------      -------      ----------------
    Net increase from investment
     operations.........................      1.06            3.82         1.83              1.32
                                          -----------      --------      -------      ----------------
Distributions to shareholders:
  From net investment income............        --              --           --                --
  From net realized gain on
   investments..........................        --           (1.32)       (0.04)               --
                                          -----------      --------      -------      ----------------
    Total distributions.................        --           (1.32)       (0.04)               --
                                          -----------      --------      -------      ----------------
Net asset value, end of period..........   $ 18.10         $ 17.04       $14.54           $ 12.75
                                          -----------      --------      -------      ----------------
                                          -----------      --------      -------      ----------------

Total investment return (c).............      6.16% (b)      26.44%       14.35%            11.55% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $20,175         $16,717       $5,503           $ 1,254
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........     (0.37)% (a)     (0.09)%      (0.75)%            0.45% (a)
  Without expense reductions and/or
   reimbursement........................     (0.86)% (a)     (1.07)%      (4.26)%          (48.09)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      2.38% (a)       2.64%        2.65%(a)          2.65% (a)
  Without expense reductions and/or
   reimbursement........................      2.87% (a)       3.62%        6.16%            51.19% (a)
Ratio of interest expense to average net
 assets+................................       N/A            0.03%         N/A               N/A
Portfolio turnover rate+................       132% (a)         93%         256%              N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1997.
 * * * * Before reimbursement the net investment income (loss) per share would have been $(.01), $(.07) and $.01 for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1192
                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            AIM AMERICA VALUE FUND
                                          -----------------------------------------------------------
                                                                 ADVISOR CLASS
                                          -----------------------------------------------------------
                                          SIX MONTHS                                 OCTOBER 18, 1995
                                             ENDED         YEAR ENDED DECEMBER        (COMMENCEMENT
                                           JUNE 30,                31,                OF OPERATIONS)
                                             1998          --------------------      TO DECEMBER 31,
                                          (UNAUDITED)      1997 (D)     1996 (D)         1995 (D)
                                          -----------      -------      -------      ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $17.37         $14.72       $12.77           $ 11.43
                                          -----------      -------      -------      ----------------
Income from investment operations:
  Net investment income (loss)..........      0.05* * * *    0.15* * *    0.03* *           0.04*
  Net realized and unrealized gain on
   investments..........................      1.11           3.91         1.96              1.30
                                          -----------      -------      -------      ----------------
    Net increase from investment
     operations.........................      1.16           4.06         1.99              1.34
                                          -----------      -------      -------      ----------------
Distributions to shareholders:
  From net investment income............        --          (0.07)          --                --
  From net realized gain on
   investments..........................        --          (1.34)       (0.04)               --
                                          -----------      -------      -------      ----------------
    Total distributions.................        --          (1.41)       (0.04)               --
                                          -----------      -------      -------      ----------------
Net asset value, end of period..........    $18.53         $17.37       $14.72           $ 12.77
                                          -----------      -------      -------      ----------------
                                          -----------      -------      -------      ----------------

Total investment return (c).............      6.68% (b)     27.78%       15.58%            11.72% (a)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  753         $  439       $  191           $    81
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      0.63% (a)      0.91%        0.25%             1.45% (a)
  Without expense reductions and/or
   reimbursement........................      0.14% (a)     (0.07)%      (3.26)%          (47.09)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........      1.38% (a)      1.64%        1.65%             1.65% (a)
  Without expense reductions and/or
   reimbursement........................      1.87% (a)      2.62%        5.16%            50.19% (a)
Ratio of interest expense to average net
 assets+................................       N/A           0.03%         N/A               N/A
Portfolio turnover rate+................       132% (a)        93%         256%              N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1996.
 * * * Before reimbursement the net investment loss per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the period ended December 31, 1997.
 * * * * Before reimbursement the net investment income (loss) per share would have been $(.01), $(.07) and $.01 for Class A, Class B, and Advisor Class, respectively, for the six months ended June 30, 1998.
  + Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1193
                                    NOTES TO
                              FINANCIAL STATEMENTS
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Small Cap Equity Fund, AIM Mid Cap Growth Fund, and AIM America Value Fund (the "Funds" formerly, GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund, respectively), are separate series of AIM Growth Series (the "Trust", formerly G.T. Global Growth Series). The Trust is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Trust has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The AIM Small Cap Equity Fund and AIM America Value Fund invest substantially all of their investable assets in Small Cap Portfolio and Value Portfolio ("Portfolios"), respectively. Each Portfolio is organized as a Delaware business trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the AIM Small Cap Equity Fund, the AIM America Value Fund, and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. At June 30, 1998, all of the shares of beneficial interest of each Portfolio were owned either by its respective fund or INVESCO (NY), Inc. (the "Sub-adviser"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(B) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio (the phrase "Fund or Portfolio" herein after includes the AIM Mid Cap Growth Fund and each of the two Portfolios), it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(C) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the

         1194
underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security, and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.

(E) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(F) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the funds:

                                                   JUNE 30, 1998             PERIOD ENDED JUNE
                                          --------------------------------       30, 1998
                                          AGGREGATE VALUE        CASH        -----------------
AIM                                          ON LOANS         COLLATERAL       FEES RECEIVED
----------------------------------------  ---------------   --------------   -----------------
Small Cap Equity Fund...................   $    1,441,406    $  1,470,234        $  8,274
Mid Cap Growth Fund.....................       42,313,661      42,984,542         154,690
America Value Fund......................               --              --             484

Cash collateral is received by the Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.

(G) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the AIM Small Cap Equity Fund, the AIM America Value Fund, and their respective Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for each Fund and $25,000 for each Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.

(H) TAXES
It is the policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the

         1195
intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund or Portfolios and timing differences.

(J) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(K) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) LINE OF CREDIT
Each of the Funds, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Funds and certain other Funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. Each of these three funds is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On June 30, 1998, AIM Mid Cap Growth Fund had $6,652,000 in loans outstanding.

For the period ended June 30, 1998, the average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for AIM Small Cap Equity Fund, AIM Mid Cap Growth Fund, and AIM America Value Fund was $513,375, $11,735,546 and $87,889 with a weighted average interest rate of 6.36%, 6.28%, and 6.24%, respectively. Interest expense for AIM Small Cap Equity Fund, AIM Mid Cap Growth Fund, and AIM America Value Fund for the period ended June 30, 1998 was $3,627, $198,306, and $137, respectively, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Funds' and Portfolios' investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Funds' and Portfolios' investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Funds and Portfolios and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Funds and Portfolios. A I M Distributors, Inc. ("AIM Distributors") became the Funds' distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust, and each Portfolio was reorganized from a New York Trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

AIM Small Cap Equity Fund and AIM America Value Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. AIM Mid Cap Growth Fund pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's or Portfolio's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Funds' distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended June 30, 1998, AIM Distributors and GT Global retained the following sales charges: $287 and $1,833, respectively, for the AIM Small Cap Equity Fund, $1,705 and $12,353, respectively, for the AIM Mid Cap Growth Fund, and $162 and $1,487, respectively, for the AIM America Value Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. No

         1196
CDSC's for Class A were collected for the period ended June 30, 1998. AIM Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of: $5,915 and $65,285, respectively, for the AIM Small Cap Equity Fund, $79,877 and $589,554, respectively, for the AIM Mid Cap Growth Fund, and $6,047 and $32,112, respectively, for the AIM America Value Fund. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Funds' reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund's were permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Funds' Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and were permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Funds' Class A shares, less any amounts paid by the Funds as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Funds were permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and were permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Funds compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Funds. Under the Class A Plan, the funds compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of each of the Fund's Class A shares.

Pursuant to the Funds' Class B Plan, the Funds compensate AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Class A Plan and the Class B Plan (together, the "Plans") are designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program that provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A and Class B shares of a Fund. Payments also can be directed by AIM Distributors to Financial Institutions who have entered into service agreements with respect to Class A and Class B shares of a Fund and who provide continuing personal services to their customers who own Class A and Class B shares of a Fund. The service fees payable to selected Financial Institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such Institution's customers' accounts that were purchased on or after a prescribed date set forth in the Plans.

The Manager and AIM Distributors have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class Shares, respectively. This undertaking may be changed or eliminated in the future. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to a Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Each Portfolio pays each of its

         1197
Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustee.

At June 30, 1998, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases of investment securities by the AIM Small Cap Equity Portfolio, AIM Mid Cap Growth Fund, and AIM America Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $34,489,676, $425,421,321 and $21,307,726, respectively. Sales of investment securities by the AIM Small Cap Equity Portfolio, AIM Mid Cap Growth Fund, and AIM America Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $38,854,404, $503,976,639 and $18,275,286, respectively. There were no purchases or sales of U.S. government obligations by a Fund or Portfolio during the year.

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           CAPITAL SHARE TRANSACTIONS
CAPITAL SHARES-AIM SMALL CAP EQUITY FUND

                                                SIX MONTHS ENDED
                                                 JUNE 30, 1998                   YEAR ENDED
                                                  (UNAUDITED)                 DECEMBER 31, 1997
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       766,677  $   12,379,784     2,067,494  $    28,341,345
Shares issued in connection with
  reinvestment of distributions.........            --              --        14,194          195,720
                                          ------------  --------------  ------------  ---------------
                                               766,677      12,379,784     2,081,688       28,537,065
Shares repurchased......................      (783,355)    (12,602,269)   (1,992,960)     (27,546,271)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................       (16,678) $     (222,485)       88,728  $       990,794
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       649,669  $   10,068,580     2,192,656  $    29,216,057
Shares issued in connection with
  reinvestment of distributions.........            --              --        26,438          359,234
                                          ------------  --------------  ------------  ---------------
                                               649,669      10,068,580     2,219,094       29,575,291
Shares repurchased......................      (942,259)    (14,277,803)   (1,570,899)     (20,624,826)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................      (292,590) $   (4,209,223)      648,195  $     8,950,465
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        39,133  $      613,117       156,123  $     2,292,127
Shares issued in connection with
  reinvestment of distributions.........            --              --           507            7,039
                                          ------------  --------------  ------------  ---------------
                                                39,133         613,117       156,630        2,299,166
Shares repurchased......................        (5,668)        (88,767)      (80,540)      (1,200,061)
                                          ------------  --------------  ------------  ---------------
Net increase............................        33,465  $      524,350        76,090  $     1,099,105
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

         1198
CAPITAL SHARES-AIM MID CAP GROWTH FUND

                                                SIX MONTHS ENDED
                                                 JUNE 30, 1998                   YEAR ENDED
                                                  (UNAUDITED)                 DECEMBER 31, 1997
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    13,237,471  $  293,037,123    24,801,099  $   522,081,212
Shares issued in connection with
  reinvestment of distributions.........            --              --     1,170,749       23,490,213
                                          ------------  --------------  ------------  ---------------
                                            13,237,471     293,037,123    25,971,848      545,571,425
Shares repurchased......................   (15,286,842)   (338,921,081)  (30,338,852)    (637,412,658)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (2,049,371) $  (45,883,958)   (4,367,004) $   (91,841,233)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     3,361,394  $   70,538,881     9,218,434  $   190,231,954
Shares issued in connection with
  reinvestment of distributions.........            --              --     1,240,395       24,063,873
                                          ------------  --------------  ------------  ---------------
                                             3,361,394      70,538,881    10,458,829      214,295,827
Shares repurchased......................    (5,214,434)   (110,304,526)  (14,376,532)    (293,260,545)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (1,853,040) $  (39,765,645)   (3,917,703) $   (78,964,718)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       796,165  $   16,947,597     1,056,271  $    23,267,932
Shares issued in connection with
  reinvestment of distributions.........            --              --         5,993          120,751
                                          ------------  --------------  ------------  ---------------
                                               796,165      16,947,597     1,062,264       23,388,683
Shares repurchased......................      (805,702)    (16,969,717)   (1,103,923)     (24,248,785)
                                          ------------  --------------  ------------  ---------------
Net decrease............................        (9,537) $      (22,120)      (41,659) $      (860,102)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

CAPITAL SHARES-AIM AMERICA VALUE FUND

                                                SIX MONTHS ENDED
                                                 JUNE 30, 1998                   YEAR ENDED
                                                  (UNAUDITED)                 DECEMBER 31, 1997
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       233,708  $    4,201,126       781,797  $    13,117,280
Shares issued in connection with
  reinvestment of distributions.........            --              --        26,859          454,725
                                          ------------  --------------  ------------  ---------------
                                               233,708       4,201,126       808,656       13,572,005
Shares repurchased......................      (206,495)     (3,733,422)     (536,657)      (9,148,725)
                                          ------------  --------------  ------------  ---------------
Net increase............................        27,213  $      467,704       271,999  $     4,423,280
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       402,934  $    7,126,394     1,148,582  $    19,043,834
Shares issued in connection with
  reinvestment of distributions.........            --              --        60,093        1,004,744
                                          ------------  --------------  ------------  ---------------
                                               402,934       7,126,394     1,208,675       20,048,578
Shares repurchased......................      (269,058)     (4,850,260)     (606,167)      (9,803,021)
                                          ------------  --------------  ------------  ---------------
Net increase............................       133,876  $    2,276,134       602,508  $    10,245,557
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        17,744  $      319,673        14,203  $       230,962
Shares issued in connection with
  reinvestment of distributions.........            --              --         1,920           32,714
                                          ------------  --------------  ------------  ---------------
                                                17,744         319,673        16,123          263,676
Shares repurchased......................        (2,387)        (45,558)       (3,834)         (66,384)
                                          ------------  --------------  ------------  ---------------
Net increase............................        15,357  $      274,115        12,289  $       197,292
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of a Fund's or Portfolio's expenses. For the period ended June 30, 1998, the expenses of AIM Small Cap Equity Portfolio, AIM Mid Cap Growth Fund and AIM America Value Portfolio were reduced by $1,016, $29,201 and $1,546 respectively, under these arrangements.

6. SUBSEQUENT EVENT
Effective September 8, 1998, INVESCO (NY), Inc. (the "Sub-adviser") will resign as (i) sub-advisor and sub-administrator to the Value Portfolio, the Small Cap Portfolio (together the "Portfolios") and AIM Mid Cap Growth Fund; and (ii) sub-administrator to AIM America Value Fund and AIM Small Cap Equity Fund. A I M Advisors, Inc. will continue to serve as the manager and administrator for the above-named funds and portfolios.

         1199
                             GT GLOBAL AMERICA FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statements of assets and liabilities of GT Global America Small Cap Growth Fund - Consolidated, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund - Consolidated, three of the funds organized as a series of GT Global Growth Series, including the portfolios of investments, as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the GT Global America Small Cap Growth Fund - Consolidated, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund - Consolidated, as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

         1200
             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (33.0%)
  Signature Resorts, Inc.-/- ................................   US             45,550   $    996,400         3.0
    LEISURE & TOURISM
  Personnel Group of America, Inc.-/- .......................   US             25,700        848,100         2.5
    BUSINESS & PUBLIC SERVICES
  Insight Enterprises, Inc.-/- ..............................   US             20,700        760,725         2.3
    RETAILERS-OTHER
  Vistana, Inc.-/- ..........................................   US             26,900        618,700         1.8
    LEISURE & TOURISM
  American Disposal Services, Inc.-/- .......................   US             16,700        609,550         1.8
    CONSUMER SERVICES
  CDW Computer Centers, Inc.-/- .............................   US             11,000        573,375         1.7
    RETAILERS-OTHER
  Superior Services, Inc.-/- ................................   US             18,000        519,750         1.5
    CONSUMER SERVICES
  Lason Holdings, Inc.-/- ...................................   US             19,000        505,875         1.5
    CONSUMER SERVICES
  BA Merchant Services, Inc. "A"-/- .........................   US             28,400        504,100         1.5
    BUSINESS & PUBLIC SERVICES
  Comfort Systems USA, Inc.-/- ..............................   US             22,800        450,300         1.3
    BUSINESS & PUBLIC SERVICES
  HA-LO Industries, Inc.-/- .................................   US             17,200        447,200         1.3
    CONSUMER SERVICES
  Clear Channel Communications, Inc.-/- .....................   US              5,600        444,850         1.3
    TELECOM - OTHER
  Caribiner International, Inc.-/- ..........................   US              9,300        413,850         1.2
    CONSUMER SERVICES
  Henry Schein, Inc.-/- .....................................   US             11,400        399,000         1.2
    RETAILERS-OTHER
  Lamar Advertising Co.-/- ..................................   US              9,700        385,575         1.1
    BUSINESS & PUBLIC SERVICES
  C.H. Robinson Worldwide, Inc. .............................   US             16,600        371,425         1.1
    TRANSPORTATION - SHIPPING
  Jevic Transportation, Inc.-/- .............................   US             21,100        340,238         1.0
    TRANSPORTATION - SHIPPING
  Universal Outdoor Holdings, Inc.-/- .......................   US              5,900        306,800         0.9
    BUSINESS & PUBLIC SERVICES
  Bright Horizons, Inc.-/- ..................................   US             16,000        300,000         0.9
    CONSUMER SERVICES
  Hagler Bailly, Inc.-/- ....................................   US             10,900        245,250         0.7
    BUSINESS & PUBLIC SERVICES
  Service Experts, Inc.-/- ..................................   US              8,400        240,450         0.7
    CONSUMER SERVICES
  Industrial Distribution Group, Inc.-/- ....................   US             13,900        218,056         0.6
    WHOLESALE & INTERNATIONAL TRADE
  Execustay Corp.-/- ........................................   US             19,300        188,175         0.6
    LEISURE & TOURISM
  BridgeStreet Accommodations, Inc.-/- ......................   US             17,700        179,766         0.5
    CONSUMER SERVICES
  EduTrek International, Inc. "A"-/- ........................   US              4,900        127,400         0.4
    BUSINESS & PUBLIC SERVICES

    The accompanying notes are an integral part of the financial statements.

         1201
             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Linens 'N Things, Inc.-/- .................................   US              1,800   $     78,525         0.2
    RETAILERS-APPAREL
  NEXTLINK Communications, Inc. "A"-/- ......................   US              3,600         76,725         0.2
    TELEPHONE - REGIONAL/LOCAL
  Coldwater Creek, Inc.-/- ..................................   US              1,800         60,750         0.2
    RETAILERS-OTHER
                                                                                        ------------
                                                                                          11,210,910
                                                                                        ------------
Health Care (14.3%)
  Jones Medical Industries, Inc. ............................   US             16,700        638,775         1.9
    MEDICAL TECHNOLOGY & SUPPLIES
  SangStat Medical Corp.-/- .................................   US              9,400        380,700         1.1
    MEDICAL TECHNOLOGY & SUPPLIES
  Atria Communities, Inc.-/- ................................   US             21,300        364,763         1.1
    HEALTH CARE SERVICES
  ESC Medical Systems Ltd.-/- {\/} ..........................   ISRL            9,400        364,250         1.1
    MEDICAL TECHNOLOGY & SUPPLIES
  SEQUUS Pharmaceuticals, Inc.-/- ...........................   US             47,900        356,256         1.1
    PHARMACEUTICALS
  AmeriSource Health Corp. "A"-/- ...........................   US              5,600        329,000         1.0
    HEALTH CARE SERVICES
  Waters Corp.-/- ...........................................   US              8,500        319,813         1.0
    MEDICAL TECHNOLOGY & SUPPLIES
  Arris Pharmaceutical Corp.-/- .............................   US             36,800        308,200         0.9
    PHARMACEUTICALS
  Pharmacopeia, Inc.-/- .....................................   US             18,100        289,600         0.9
    BIOTECHNOLOGY
  Lunar Corp.-/- ............................................   US             13,800        282,900         0.8
    MEDICAL TECHNOLOGY & SUPPLIES
  VIVUS, Inc.-/- ............................................   US             24,600        261,375         0.8
    MEDICAL TECHNOLOGY & SUPPLIES
  COR Therapeutics, Inc.-/- .................................   US              9,700        218,250         0.6
    BIOTECHNOLOGY
  Focal, Inc.-/- ............................................   US             18,000        191,250         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  Nitinol Medical Technologies, Inc.-/- .....................   US             15,000        120,000         0.4
    MEDICAL TECHNOLOGY & SUPPLIES
  Gilead Sciences, Inc.-/- ..................................   US              2,700        103,275         0.3
    BIOTECHNOLOGY
  AmeriPath, Inc.-/- ........................................   US              5,800         98,600         0.3
    HEALTH CARE SERVICES
  Depotech Corp.-/- .........................................   US             23,500         83,719         0.3
    PHARMACEUTICALS
  Sofamor Danek Group, Inc.-/- ..............................   US                600         39,038         0.1
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                           4,749,764
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1202
             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (13.2%)
  Software AG Systems, Inc.-/- ..............................   US             31,600   $    458,200         1.4
    SOFTWARE
  Documentum, Inc.-/- .......................................   US             10,000        421,250         1.3
    SOFTWARE
  Analysts International Corp. ..............................   US             11,050        381,225         1.1
    COMPUTERS & PERIPHERALS
  Roper Industries, Inc. ....................................   US             12,600        355,950         1.1
    INSTRUMENTATION & TEST
  Pegasystems, Inc.-/- ......................................   US             16,000        323,000         1.0
    SOFTWARE
  Integrated Circuit Systems, Inc.-/- .......................   US             10,900        310,650         0.9
    SEMICONDUCTORS
  MRV Communications, Inc.-/- ...............................   US             12,900        307,988         0.9
    TELECOM TECHNOLOGY
  Ciber, Inc.-/- ............................................   US              4,800        278,400         0.8
    COMPUTERS & PERIPHERALS
  Inacom Corp.-/- ...........................................   US              9,300        260,981         0.8
    COMPUTERS & PERIPHERALS
  Peerless Systems Corp.-/- .................................   US             18,500        238,188         0.7
    SOFTWARE
  Metro Information Services, Inc.-/- .......................   US              7,700        213,675         0.6
    COMPUTERS & PERIPHERALS
  Aspect Development, Inc.-/- ...............................   US              3,400        176,800         0.5
    SOFTWARE
  Logility, Inc.-/- .........................................   US             18,100        176,475         0.5
    SOFTWARE
  Cirrus Logic, Inc.-/- .....................................   US             15,800        167,875         0.5
    SEMICONDUCTORS
  Pericom Semiconductor Corp.-/- ............................   US             15,400        112,613         0.3
    SEMICONDUCTORS
  FactSet Research Systems, Inc.-/- .........................   US              2,300         70,725         0.2
    COMPUTERS & PERIPHERALS
  Aehr Test Systems-/- ......................................   US              8,400         67,200         0.2
    INSTRUMENTATION & TEST
  PRI Automation, Inc.-/- ...................................   US              2,000         57,750         0.2
    COMPUTERS & PERIPHERALS
  Excel Switching Corp.-/- ..................................   US              2,800         50,050         0.2
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                           4,428,995
                                                                                        ------------
Finance (9.3%)
  AmeriCredit Corp.-/- ......................................   US             15,100        418,081         1.2
    CONSUMER FINANCE
  Camden Property Trust .....................................   US             13,400        415,400         1.2
    REAL ESTATE INVESTMENT TRUST
  LaSalle Partners, Inc.-/- .................................   US             11,500        409,688         1.2
    REAL ESTATE
  Affiliated Managers Group, Inc.-/- ........................   US             13,000        377,000         1.1
    INVESTMENT MANAGEMENT

    The accompanying notes are an integral part of the financial statements.

         1203
             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  ARM Financial Group, Inc. "A"-/- ..........................   US             13,200   $    348,150         1.0
    INVESTMENT MANAGEMENT
  HomeSide, Inc.-/- .........................................   US             12,000        330,750         1.0
    SAVINGS & LOANS
  Stirling Cooke Brown Holdings Ltd.-/- .....................   US              8,900        218,050         0.6
    INSURANCE - PROPERTY-CASUALTY
  Resource America, Inc. "A" ................................   US              3,900        178,425         0.5
    CONSUMER FINANCE
  American Capital Strategies Ltd. ..........................   US              9,800        177,625         0.5
    CONSUMER FINANCE
  PAULA Financial-/- ........................................   US              5,800        133,400         0.4
    REAL ESTATE
  Tower Realty Trust, Inc. ..................................   US              5,100        125,588         0.4
    REAL ESTATE INVESTMENT TRUST
  Citizens National Bank of Texas ...........................   US              6,600         82,500         0.2
    BANKS-REGIONAL
                                                                                        ------------
                                                                                           3,214,657
                                                                                        ------------
Capital Goods (7.4%)
  General Cable Corp.-/- ....................................   US             17,500        633,281         1.9
    INDUSTRIAL COMPONENTS
  Knoll, Inc.-/- ............................................   US             18,400        591,100         1.8
    OFFICE EQUIPMENT
  Chart Industries, Inc. ....................................   US             17,100        390,094         1.2
    MACHINERY & ENGINEERING
  OSI Systems, Inc.-/- ......................................   US             22,300        273,175         0.8
    ELECTRICAL PLANT/EQUIPMENT
  Wyman-Gordon Co.-/- .......................................   US             13,700        268,863         0.8
    ELECTRICAL PLANT/EQUIPMENT
  The Middleby Corp.-/- .....................................   US             20,700        161,719         0.5
    MACHINERY & ENGINEERING
  Power-One, Inc.-/- ........................................   US              9,000        123,750         0.4
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                           2,441,982
                                                                                        ------------
Energy (5.4%)
  Newfield Exploration Co.-/- ...............................   US             27,900        650,419         1.9
    OIL
  Hanover Compressor Co.-/- .................................   US             27,800        556,000         1.7
    ENERGY EQUIPMENT & SERVICES
  Pride International, Inc.-/- ..............................   US             10,400        262,600         0.8
    OIL
  ADAC Laboratories-/- ......................................   US             13,100        258,725         0.8
    ENERGY EQUIPMENT & SERVICES
  Dril-Quip, Inc.-/- ........................................   US              2,000         70,250         0.2
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                           1,797,994
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1204
             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (4.2%)
  JLK Direct Distribution, Inc. "A"-/- ......................   US             20,200   $    565,600         1.7
    OTHER CONSUMER GOODS
  DM Management Co.-/- ......................................   US             20,900        326,563         1.0
    OTHER CONSUMER GOODS
  GameTech International, Inc.-/- ...........................   US             30,100        323,575         1.0
    RECREATION
  Meadowcraft, Inc.-/- ......................................   US             13,600        159,800         0.5
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           1,375,538
                                                                                        ------------
Materials/Basic Industry (3.9%)
  Cambrex Corp. .............................................   US             10,100        464,600         1.4
    CHEMICALS
  Gibraltar Steel Corp.-/- ..................................   US             22,600        446,350         1.3
    METALS - STEEL
  Crompton & Knowles Corp. ..................................   US             12,700        336,550         1.0
    CHEMICALS
  Steel Dynamics, Inc.-/- ...................................   US              4,200         67,200         0.2
    METALS - STEEL
                                                                                        ------------
                                                                                           1,314,700
                                                                                        ------------
Consumer Durables (3.8%)
  Avis Rent A Car, Inc.-/- ..................................   US             17,000        542,938         1.6
    AUTOMOBILES
  Tower Automotive, Inc.-/- .................................   US             10,800        454,275         1.3
    AUTO PARTS
  Aftermarket Technology Corp.-/- ...........................   US             17,400        315,375         0.9
    AUTO PARTS
                                                                                        ------------
                                                                                           1,312,588
                                                                                        ------------
Multi-Industry/Miscellaneous (2.5%)
  Cornell Corrections, Inc.-/- ..............................   US             23,500        487,625         1.4
    MISCELLANEOUS
  Equity Corporation International-/- .......................   US             15,600        360,750         1.1
    MISCELLANEOUS
                                                                                        ------------
                                                                                             848,375
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $31,799,304) .................                             32,695,503        97.0
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1205
             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%
   collateralized by $905,000 U.S. Treasury Notes, 5.75% due
   12/31/98 (market value of collateral is $905,993,
   including accrued interest). (cost $884,000)  ............                           $    884,000         2.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $32,683,304)  * .....................                             33,579,503        99.6
Other Assets and Liabilities ................................                                131,240         0.4
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 33,710,743       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $32,768,260 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,952,339
                 Unrealized depreciation:            (2,141,096)
                                                  -------------
                 Net unrealized appreciation:     $     811,243
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

         1206
                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (36.5%)
  Cendant Corp.-/- ..........................................   US            924,232   $ 31,770,471         6.2
    RETAILERS-OTHER
  Snyder Communications, Inc.-/- ............................   US            571,700     20,867,050         4.1
    CONSUMER SERVICES
  Outdoor Systems, Inc.-/- ..................................   US            477,325     18,317,347         3.6
    BUSINESS & PUBLIC SERVICES
  Signature Resorts, Inc.-/- ................................   US            789,900     17,279,063         3.4
    LEISURE & TOURISM
  Hilton Hotels Corp. .......................................   US            502,100     14,937,475         2.9
    LEISURE & TOURISM
  U.S. Office Products Co.-/- ...............................   US            734,650     14,417,506         2.8
    CONSUMER SERVICES
  Caribiner International, Inc.-/- ..........................   US            320,500     14,262,250         2.8
    CONSUMER SERVICES
  Universal Outdoor Holdings, Inc.-/- .......................   US            264,900     13,774,800         2.7
    BUSINESS & PUBLIC SERVICES
  Mirage Resorts, Inc.-/- ...................................   US            381,900      8,688,225         1.7
    LEISURE & TOURISM
  Nextel Communications, Inc. "A"-/- ........................   US            303,300      7,885,800         1.5
    WIRELESS COMMUNICATIONS
  Valassis Communications, Inc.-/- ..........................   US            209,400      7,747,800         1.5
    BROADCASTING & PUBLISHING
  Paychex, Inc. .............................................   US            140,200      7,097,625         1.4
    CONSUMER SERVICES
  Service Corporation International .........................   US            137,500      5,078,906         1.0
    CONSUMER SERVICES
  Wolverine World Wide, Inc. ................................   US            201,600      4,561,200         0.9
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                         186,685,518
                                                                                        ------------
Finance (14.6%)
  Conseco, Inc. .............................................   US            348,200     15,821,338         3.1
    INSURANCE - MULTI-LINE
  GreenPoint Financial Corp. ................................   US            154,100     11,181,881         2.2
    BANKS-REGIONAL
  CMAC Investment Corp. .....................................   US            149,700      9,038,138         1.8
    INSURANCE - PROPERTY-CASUALTY
  National Commerce Bancorp. ................................   US            252,800      8,911,200         1.7
    OTHER FINANCIAL
  Exel Ltd. .................................................   US            120,500      7,636,688         1.5
    INSURANCE - PROPERTY-CASUALTY
  The CIT Group, Inc. "A"-/- ................................   US            228,400      7,365,900         1.4
    CONSUMER FINANCE
  Consolidated Capital Corp.-/- .............................   US            323,500      6,571,094         1.3
    INVESTMENT MANAGEMENT
  Student Loan Marketing Association ........................   US             42,800      5,954,550         1.2
    OTHER FINANCIAL
  Ace Ltd. ..................................................   US             20,100      1,939,650         0.4
    INSURANCE - PROPERTY-CASUALTY
                                                                                        ------------
                                                                                          74,420,439
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1207
                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (11.1%)
  AmeriSource Health Corp. "A"-/- ...........................   US            214,600   $ 12,607,750         2.5
    HEALTH CARE SERVICES
  McKesson Corp. ............................................   US            114,600     12,398,288         2.4
    HEALTH CARE SERVICES
  HBO & Co. .................................................   US            203,800      9,782,400         1.9
    HEALTH CARE SERVICES
  Quintiles Transnational Corp.-/- ..........................   US            246,100      9,413,325         1.8
    HEALTH CARE SERVICES
  Covance, Inc.-/- ..........................................   US            337,000      6,697,875         1.3
    HEALTH CARE SERVICES
  Guidant Corp. .............................................   US             97,400      6,063,150         1.2
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                          56,962,788
                                                                                        ------------
Technology (11.1%)
  PeopleSoft, Inc.-/- .......................................   US            380,600     14,843,400         2.9
    SOFTWARE
  Sterling Commerce, Inc.-/- ................................   US            365,200     14,037,375         2.7
    SOFTWARE
  Ciena Corp.-/- ............................................   US            186,700     11,412,038         2.2
    TELECOM TECHNOLOGY
  CBT Group PLC - ADR-/- {\/} ...............................   IRE           110,800      9,099,450         1.8
    COMPUTERS & PERIPHERALS
  Pegasystems, Inc.-/- ......................................   US            371,300      7,495,619         1.5
    SOFTWARE
                                                                                        ------------
                                                                                          56,887,882
                                                                                        ------------
Materials/Basic Industry (9.7%)
  Crompton & Knowles Corp. ..................................   US            529,200     14,023,800         2.7
    CHEMICALS
  International Specialty Products, Inc.-/- .................   US            834,000     12,457,875         2.4
    CHEMICALS
  Sealed Air Corp.-/- .......................................   US            201,000     12,411,750         2.4
    PLASTICS & RUBBER
  J. Ray McDermott S.A.-/- ..................................   US            263,900     11,347,700         2.2
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          50,241,125
                                                                                        ------------
Energy (8.6%)
  Cooper Cameron Corp.-/- ...................................   US            170,500     10,400,500         2.0
    ENERGY EQUIPMENT & SERVICES
  BJ Services Co.-/- ........................................   US            120,600      8,675,663         1.7
    ENERGY EQUIPMENT & SERVICES
  Anadarko Petroleum Corp. ..................................   US            138,900      8,429,494         1.7
    OIL
  Smith International, Inc.-/- ..............................   US            135,600      8,322,450         1.6
    ENERGY EQUIPMENT & SERVICES

    The accompanying notes are an integral part of the financial statements.

         1208
                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Santa Fe International Corp. ..............................   US            198,200   $  8,064,263         1.6
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          43,892,370
                                                                                        ------------
Consumer Durables (4.1%)
  Avis Rent A Car, Inc.-/- ..................................   US            326,900     10,440,369         2.0
    AUTOMOBILES
  Hertz Corp. "A" ...........................................   US            152,500      6,138,125         1.2
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US            235,000      4,817,500         0.9
    AUTOMOBILES
                                                                                        ------------
                                                                                          21,395,994
                                                                                        ------------
Multi-Industry/Miscellaneous (2.4%)
  Corrections Corporation of America-/- .....................   US            324,500     12,026,781         2.4
                                                                                        ------------
    MISCELLANEOUS
Consumer Non-Durables (1.3%)
  International Home Foods, Inc.-/- .........................   US            240,400      6,731,200         1.3
                                                                                        ------------
    FOOD
Capital Goods (1.3%)
  U.S. Filter Corp.-/- ......................................   US            213,100      6,379,681         1.3
    ENVIRONMENTAL
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $450,142,030) ................                            515,623,778       100.7
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $20,985,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $21,004,684,
   including accrued interest).
   (cost $20,589,000)  ......................................                             20,589,000         4.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $470,731,030)  * ....................                            536,212,778       104.7
Other Assets and Liabilities ................................                            (23,930,616)       (4.7)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $512,282,162       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $472,057,961 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  72,285,341
                 Unrealized depreciation:            (8,130,524)
                                                  -------------
                 Net unrealized appreciation:     $  64,154,817
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1209
                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (36.6%)
  Student Loan Marketing Association ........................   US              5,175   $    719,972         2.9
    OTHER FINANCIAL
  Travelers Group, Inc. .....................................   US             11,850        638,419         2.6
    INSURANCE - MULTI-LINE
  Allstate Corp. ............................................   US              6,875        624,766         2.5
    INSURANCE - MULTI-LINE
  Chase Manhattan Corp. .....................................   US              5,675        621,413         2.5
    BANKS-MONEY CENTER
  Household International, Inc. .............................   US              4,600        586,779         2.4
    OTHER FINANCIAL
  NationsBank Corp. .........................................   US              9,600        583,800         2.3
    BANKS-SUPER REGIONAL
  First Union Corp. (N.C.) ..................................   US             11,300        579,125         2.3
    BANKS-SUPER REGIONAL
  Exel Ltd. .................................................   US              8,900        564,038         2.3
    INSURANCE - PROPERTY-CASUALTY
  BankAmerica Corp. .........................................   US              7,250        529,250         2.1
    BANKS-SUPER REGIONAL
  Citicorp ..................................................   US              4,100        518,394         2.1
    BANKS-MONEY CENTER
  Fleet Financial Group, Inc. ...............................   US              5,800        434,638         1.8
    BANKS-SUPER REGIONAL
  GreenPoint Financial Corp. ................................   US              5,900        428,119         1.7
    BANKS-REGIONAL
  Norwest Corp. .............................................   US             10,950        422,944         1.7
    BANKS-REGIONAL
  Equity Office Properties Trust ............................   US              9,700        306,156         1.2
    REAL ESTATE INVESTMENT TRUST
  Crescent Real Estate Equities Co. .........................   US              7,200        283,500         1.1
    REAL ESTATE INVESTMENT TRUST
  Tower Realty Trust, Inc. ..................................   US             11,100        273,338         1.1
    REAL ESTATE INVESTMENT TRUST
  Patriot American Hospitality, Inc. ........................   US              9,198        265,017         1.1
    REAL ESTATE INVESTMENT TRUST
  Equity Residential Property Trust .........................   US              4,875        246,492         1.0
    REAL ESTATE INVESTMENT TRUST
  Highwoods Properties, Inc. ................................   US              6,425        238,930         1.0
    REAL ESTATE INVESTMENT TRUST
  Felcor Suite Hotels, Inc. .................................   US              6,025        213,888         0.9
    REAL ESTATE INVESTMENT TRUST
                                                                                        ------------
                                                                                           9,078,978
                                                                                        ------------
Energy (16.4%)
  McDermott International, Inc. .............................   US             13,900        509,088         2.0
    ENERGY EQUIPMENT & SERVICES
  Mobil Corp. ...............................................   US              6,300        454,781         1.8
    OIL
  Amerada Hess Corp. ........................................   US              8,025        440,372         1.8
    OIL

    The accompanying notes are an integral part of the financial statements.

         1210
                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Tosco Corp. ...............................................   US             10,600   $    400,813         1.6
    GAS PRODUCTION & DISTRIBUTION
  Unocal Corp. ..............................................   US              9,800        380,363         1.5
    OIL
  Ultramar Diamond Shamrock Corp. ...........................   US             11,925        380,109         1.5
    OIL
  Pinnacle West Capital Corp. ...............................   US              8,025        340,059         1.4
    ELECTRICAL & GAS UTILITIES
  Texaco, Inc. ..............................................   US              5,850        318,094         1.3
    OIL
  Edison International ......................................   US             10,300        280,031         1.1
    ELECTRICAL & GAS UTILITIES
  Central & South West Corp. ................................   US              8,700        235,444         1.0
    ELECTRICAL & GAS UTILITIES
  GPU, Inc. .................................................   US              5,225        220,103         0.9
    ELECTRICAL & GAS UTILITIES
  CMS Energy Corp. ..........................................   US              2,550        112,359         0.5
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           4,071,616
                                                                                        ------------
Services (14.5%)
  Bell Atlantic Corporation .................................   US              7,500        682,500         2.8
    TELEPHONE - REGIONAL/LOCAL
  Federated Department Stores, Inc.-/- ......................   US             15,800        680,388         2.7
    RETAILERS-APPAREL
  U.S. West, Inc. ...........................................   US             12,500        564,063         2.3
    TELEPHONE - REGIONAL/LOCAL
  Burlington Northern, Inc. .................................   US              6,000        557,625         2.3
    TRANSPORTATION - ROAD & RAIL
  The Limited, Inc. .........................................   US             19,825        505,538         2.0
    RETAILERS-APPAREL
  Time Warner, Inc. .........................................   US              5,525        342,550         1.4
    BROADCASTING & PUBLISHING
  ITT Corp.-/- ..............................................   US              3,100        256,913         1.0
    LEISURE & TOURISM
                                                                                        ------------
                                                                                           3,589,577
                                                                                        ------------
Materials/Basic Industry (11.2%)
  Imperial Chemical Industries PLC - ADR{\/} ................   UK             10,900        707,819         2.9
    CHEMICALS
  Hercules, Inc. ............................................   US              8,075        404,255         1.6
    CHEMICALS
  Stone Container Corp.-/- ..................................   US             38,600        402,888         1.6
    PAPER/PACKAGING
  Crompton & Knowles Corp. ..................................   US             14,400        381,600         1.5
    CHEMICALS
  W.R. Grace & Co. ..........................................   US              4,225        339,848         1.4
    CHEMICALS
  Aluminum Company of America (ALCOA) .......................   US              4,400        309,650         1.2
    METALS - NON-FERROUS

    The accompanying notes are an integral part of the financial statements.

         1211
                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  PPG Industries, Inc. ......................................   US              4,200   $    239,925         1.0
    CHEMICALS
                                                                                        ------------
                                                                                           2,785,985
                                                                                        ------------
Consumer Durables (6.4%)
  Ford Motor Co. ............................................   US             14,650        713,272         2.9
    AUTOMOBILES
  Chrysler Corp. ............................................   US             12,725        447,761         1.8
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US             20,000        410,000         1.7
    AUTOMOBILES
                                                                                        ------------
                                                                                           1,571,033
                                                                                        ------------
Consumer Non-Durables (5.2%)
  RJR Nabisco Holdings Corp. ................................   US             16,875        632,813         2.5
    TOBACCO
  Philip Morris Cos., Inc. ..................................   US              8,550        387,422         1.6
    TOBACCO
  Fruit of the Loom, Inc.-/- ................................   US             10,700        274,188         1.1
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                           1,294,423
                                                                                        ------------
Technology (4.9%)
  International Business Machines Corp. .....................   US              7,000        731,938         2.9
    COMPUTERS & PERIPHERALS
  Compaq Computer Corp.-/- ..................................   US              8,950        505,116         2.0
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           1,237,054
                                                                                        ------------
Capital Goods (1.2%)
  Textron, Inc. .............................................   US              4,800        300,000         1.2
    AEROSPACE/DEFENSE
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $21,927,922) .................                             23,928,666        96.4
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1212
                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $1,130,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $1,131,060,
   including accrued interest).
   (cost $1,104,000)  .......................................                           $  1,104,000         4.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $23,031,922)  * .....................                             25,032,666       100.8
Other Assets and Liabilities ................................                               (208,051)       (0.8)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 24,824,615       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $23,069,999 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,281,685
                 Unrealized depreciation:              (319,018)
                                                  -------------
                 Net unrealized appreciation:     $   1,962,667
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1213
                            GT GLOBAL AMERICA FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                          GT GLOBAL
                                                                        ---------------------------------------------
                                                                           AMERICA         AMERICA
                                                                          SMALL CAP        MID CAP        AMERICA
                                                                            GROWTH         GROWTH          VALUE
                                                                        FUND-CONSOLIDATED     FUND     FUND-CONSOLIDATED
                                                                        --------------  -------------  --------------
Assets:
  Investments in securities, at value (cost $32,683,304; $470,731,030;
   and $23,031,922, respectively) (Note 1)............................    $33,579,503    $536,212,778    $25,032,666
  U.S. currency.......................................................           927             295            988
  Dividends receivable................................................        10,766         125,429         42,920
  Interest receivable.................................................           142           3,317            177
  Receivable for Fund shares sold.....................................       358,830         628,959        306,827
  Receivable for securities sold......................................       887,683              --         90,237
  Unamortized organizational costs (Note 1)...........................        49,458              --         49,458
                                                                        --------------  -------------  --------------
    Total assets......................................................    34,887,309     536,970,778     25,523,273
                                                                        --------------  -------------  --------------
Liabilities:
  Payable for custodian fees..........................................         2,924          25,081          2,892
  Payable for Directors' and Trustees' fees and expenses (Note 2).....         5,310           5,062          5,725
  Payable for fund accounting fees (Note 2)...........................         1,488           9,945            652
  Payable for Fund shares repurchased.................................       716,716       3,845,129        356,809
  Payable for investment management and administration fees (Note
   2).................................................................        19,707         306,242            417
  Payable for printing and postage expenses...........................        16,077          31,815         16,948
  Payable for professional fees.......................................        15,217          27,546         19,018
  Payable for registration and filing fees............................        15,960           3,900          8,146
  Payable for securities purchased....................................       348,610      19,887,085        263,514
  Payable for service and distribution expenses (Note 2)..............        21,124         285,634         15,365
  Payable for transfer agent fees (Note 2)............................        11,763         231,778          5,430
  Other accrued expenses..............................................         1,570          29,399          3,642
                                                                        --------------  -------------  --------------
    Total liabilities.................................................     1,176,466      24,688,616        698,558
  Minority interest (Notes 1 & 2).....................................           100              --            100
                                                                        --------------  -------------  --------------
Net assets............................................................    $33,710,743    $512,282,162    $24,824,615
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Class A:
Net asset value and redemption price per share ($10,896,107 DIVIDED BY
 763,367;
 $255,674,204 DIVIDED BY 12,169,079; and $7,668,100 DIVIDED BY 444,643
 shares outstanding, respectively) ...................................    $    14.27     $     21.01     $    17.25
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Maximum offering price per share (100/95.25 of $14.27; 100/95.25 of
 $21.01; and 100/95.25 of $17.25, respectively) *.....................    $    14.98     $     22.06     $    18.11
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Class B:+
Net asset value and offering price per share $21,222,157 DIVIDED BY
 1,509,212; $255,468,031 DIVIDED BY 12,580,716; and $16,717,458
 DIVIDED BY 981,035 shares outstanding, respectively).................    $    14.06     $     20.31     $    17.04
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Advisor Class:
Net asset value and offering price per share, and redemption price per share ($1,592,479 DIVIDED BY 110,687; $1,139,927 DIVIDED BY 54,025;
 and $439,057 DIVIDED BY 25,283 shares outstanding, respectively).....    $    14.39     $     21.10     $    17.37
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Net assets consist of:
  Paid in capital (Note 4)............................................    $31,557,971    $430,679,692    $22,421,981
  Accumulated net realized gain on investments........................     1,256,573      16,120,722        401,890
  Net unrealized appreciation of investments..........................       896,199      65,481,748      2,000,744
                                                                        --------------  -------------  --------------
Total -- representing net assets applicable to capital shares
 outstanding..........................................................    $33,710,743    $512,282,162    $24,824,615
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1214
                            GT GLOBAL AMERICA FUNDS

                            STATEMENTS OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

                                                                                 GT GLOBAL
                                                                 ------------------------------------------
                                                                    AMERICA       AMERICA
                                                                   SMALL CAP      MID CAP        AMERICA
                                                                    GROWTH         GROWTH         VALUE
                                                                 FUND-CONSOLIDATED     FUND   FUND-CONSOLIDATED
                                                                 -------------  ------------  -------------
Investment income: (Note 1)
  Dividend income..............................................   $    35,957    $2,095,256    $   357,943
  Interest income..............................................        95,213       519,576         46,139
                                                                 -------------  ------------  -------------
    Total investment income....................................       131,170     2,614,832        404,082
                                                                 -------------  ------------  -------------
Expenses:
  Investment management and administration fees (Note 2).......       184,004     3,999,732        113,543
  Amortization of organization costs (Note 1)..................        17,702            --         17,702
  Custodian Fees...............................................        21,876       137,385          9,431
  Directors' and Trustees' fees and expenses (Note 2)..........        14,813        12,580         12,042
  Fund accounting fees (Note 2)................................         6,379       142,274          3,938
  Printing and postage expenses................................        61,435       102,242         51,829
  Professional fees............................................        63,468        72,533         71,745
  Registration and filing fees.................................        72,360        73,688         65,399
  Service and distribution expenses: (Note 2)
    Class A....................................................        33,776       958,593         17,701
    Class B....................................................       148,043     2,781,908        102,587
  Transfer agent fees (Note 2).................................       102,790     1,545,314         59,946
  Other expenses (Note 1)......................................         5,430       156,232          9,271
                                                                 -------------  ------------  -------------
    Total expenses before reductions and reimbursement.........       732,076     9,982,481        535,134
                                                                 -------------  ------------  -------------
      Expenses reimbursed by Chancellor LGT Asset Management,
       Inc. (Note 2)...........................................      (131,297)           --       (151,962)
      Expense reductions (Notes 1 & 5).........................       (20,049)     (600,349)        (1,332)
                                                                 -------------  ------------  -------------
    Total net expenses.........................................       580,730     9,382,132        381,840
                                                                 -------------  ------------  -------------
Net investment income (loss)...................................      (449,560)   (6,767,300)        22,242
                                                                 -------------  ------------  -------------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain on investments.............................     2,524,251    91,288,360      1,352,859
  Net change in unrealized appreciation (depreciation) of
   investments.................................................     1,674,235   (23,043,968)     2,016,032
                                                                 -------------  ------------  -------------
Net realized and unrealized gain on investments................     4,198,486    68,244,392      3,368,891
                                                                 -------------  ------------  -------------
Net increase in net assets resulting from operations...........   $ 3,748,926    $61,477,092   $ 3,391,133
                                                                 -------------  ------------  -------------
                                                                 -------------  ------------  -------------

    The accompanying notes are an integral part of the financial statements.

         1215
                            GT GLOBAL AMERICA FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                            GT GLOBAL
                                          -----------------------------------------------------------------------------
                                             AMERICA SMALL CAP           AMERICA MID CAP            AMERICA VALUE
                                          GROWTH FUND-CONSOLIDATED         GROWTH FUND            FUND-CONSOLIDATED
                                          ------------------------  -------------------------  ------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED                 YEAR ENDED   YEAR ENDED
                                           DECEMBER     DECEMBER     DECEMBER     YEAR ENDED    DECEMBER     DECEMBER
                                              31,          31,          31,      DECEMBER 31,      31,          31,
                                             1997         1996         1997          1996         1997         1996
                                          -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........   $(449,560)   $(110,516)  $(6,767,300) $ (1,367,346)  $  22,242    $ (30,160)
  Net realized gain on investments and
   foreign currency transactions........   2,524,251    1,264,689    91,288,360    24,339,369   1,352,859      733,904
  Net change in unrealized appreciation
   (depreciation) of investments........   1,674,235     (782,829)  (23,043,968)   76,318,599   2,016,032      (69,965)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Net increase in net assets resulting
     from operations....................   3,748,926      371,344    61,477,092    99,290,622   3,391,133      633,779
                                          -----------  -----------  -----------  ------------  -----------  -----------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --     (12,256)          --
  From net realized gain on
   investments..........................    (213,287)    (564,752)  (27,861,047)  (21,518,831)   (482,262)      (7,007)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --          --           --
  From net realized gain on
   investments..........................    (410,555)    (727,944)  (29,550,073)  (20,232,121) (1,128,861)     (14,950)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --      (1,610)          --
  From net realized gain on
   investments..........................     (32,021)     (28,106)     (120,835)     (167,680)    (30,657)        (443)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Total distributions.................    (655,863)  (1,320,802)  (57,531,955)  (41,918,632) (1,655,646)     (22,400)
                                          -----------  -----------  -----------  ------------  -----------  -----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  60,411,522   43,976,336   783,255,935  2,122,781,710 33,884,259   11,770,124
  Decrease from capital shares
   repurchased..........................  (49,371,158) (27,455,528) (954,921,988) (2,246,270,951) (19,018,130) (6,364,460)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Net increase (decrease) from capital
     share transactions.................  11,040,364   16,520,808   (171,666,053) (123,489,241) 14,866,129   5,405,664
                                          -----------  -----------  -----------  ------------  -----------  -----------
Total increase (decrease) in net
 assets.................................  14,133,427   15,571,350   (167,720,916)  (66,117,251) 16,601,616   6,017,043
Net assets:
  Beginning of year.....................  19,577,316    4,005,966   680,003,078   746,120,329   8,222,999    2,205,956
                                          -----------  -----------  -----------  ------------  -----------  -----------
  End of year  *........................  3$3,710,743  1$9,577,316  $512,282,162 $680,003,078  2$4,824,615   $8,222,999
                                          -----------  -----------  -----------  ------------  -----------  -----------
                                          -----------  -----------  -----------  ------------  -----------  -----------
 * Includes undistributed/accumulated
   net investment income (loss) of......   $      --    $      --   $        --  $         --   $      --    $      --
                                          -----------  -----------  -----------  ------------  -----------  -----------
                                          -----------  -----------  -----------  ------------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

         1216
                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.52     $   11.80      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.18)   **      (0.05) **        0.04*
  Net realized and unrealized gain on
   investments..........................        2.20          1.69           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        2.02          1.64           0.37
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.27     $   12.52      $   11.80
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       16.23 %       13.81 %         3.24 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  10,896     $   8,448      $   1,931
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (1.40)%       (0.38)%         1.68 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (2.00)%       (1.47)%       (20.52)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.92 %        2.00 %         2.00 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.52 %        3.09 %        24.20 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1217
                            GT GLOBAL AMERICA FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                           CLASS B
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.42     $   11.78      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.26)   **      (0.14) **        0.02*
  Net realized and unrealized gain on
   investments..........................        2.17          1.70           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        1.91          1.56           0.35
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.06     $   12.42      $   11.78
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       15.47 %       13.14 %         3.06 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  21,222     $  10,694      $   2,024
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (2.05)%       (1.03)%         1.03 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (2.65)%       (2.12)%       (21.17)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        2.57 %        2.65 %         2.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        3.17 %        3.74 %        24.85 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1218
                            GT GLOBAL AMERICA FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                        ADVISOR CLASS
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.58     $   11.81      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.14)   **         --**        0.05*
  Net realized and unrealized gain on
   investments..........................        2.22          1.69           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        2.08          1.69           0.38
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.39     $   12.58      $   11.81
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       16.63 %       14.22 %         3.32 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   1,592     $     435      $      52
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (1.05)%       (0.03)%         2.03 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.65)%       (1.12)%       (20.17)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.57 %        1.65 %         1.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.17 %        2.74 %        23.85 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1219
                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                             MID CAP GROWTH FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                             1997        1996        1995      1994 (D)      1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.77   $   19.07   $   17.69   $   17.17   $   17.12
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.20)       0.03        0.24        0.04       (0.21)
  Net realized and unrealized gain on
   investments..........................       3.00        2.96        3.93        2.55        1.56
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       2.80        2.99        4.17        2.59        1.35
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.21)      (0.02)         --
  From net realized gain on
   investments..........................      (2.56)      (1.29)      (2.58)      (2.05)      (1.30)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (2.56)      (1.29)      (2.79)      (2.07)      (1.30)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   21.01   $   20.77   $   19.07   $   17.69   $   17.17
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      14.05%      15.65%      23.23%      15.69%        8.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 255,674   $ 343,427   $ 396,291   $ 196,937   $ 116,468
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.90)%      0.12%       1.24%       0.17%       (0.7)%
  Without expense reductions............      (1.01)%      0.07%        N/A         N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.37%       1.36%       1.46%       1.58%        1.6%
  Without expense reductions............       1.48%       1.41%        N/A         N/A         N/A
Portfolio turnover rate++++.............        190%        253%         71%        102%         92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0574   $  0.0536         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1220
                            GT GLOBAL AMERICA FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                               MID CAP GROWTH FUND
                                          -------------------------------------------------------------
                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                             1997        1996        1995      1994 (D)       1993
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.28   $   18.77   $   17.50   $   17.09     $   15.90
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.34)      (0.11)       0.10       (0.09)        (0.29)
  Net realized and unrealized gain on
   investments..........................       2.93        2.91        3.87        2.55          2.78
                                          ----------  ----------  ----------  ----------  -------------
    Net increase from investment
     operations.........................       2.59        2.80        3.97        2.46          2.49
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.12)         --            --
  From net realized gain on
   investments..........................      (2.56)      (1.29)      (2.58)      (2.05)        (1.30)
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (2.56)      (1.29)      (2.70)      (2.05)        (1.30)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   20.31   $   20.28   $   18.77   $   17.50     $   17.09
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............      13.35%      14.82%      22.42%      15.06%         16.1%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 255,468   $ 334,590   $ 348,435   $  80,060     $   1,982
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.55)%     (0.53)%      0.59%      (0.48)%        (1.3)%(a)
  Without expense reductions............      (1.66)%     (0.58)%       N/A         N/A           N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.02%       2.01%       2.11%       2.23%          2.2%(a)
  Without expense reductions............       2.13%       2.06%        N/A         N/A           N/A
Portfolio turnover rate++++.............        190%        253%         71%        102%           92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0574   $  0.0536         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1221
                            GT GLOBAL AMERICA FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     MID CAP GROWTH FUND
                                          -----------------------------------------
                                                      ADVISOR CLASS+++
                                          -----------------------------------------
                                                                      JUNE 1, 1995
                                           YEAR ENDED    YEAR ENDED        TO
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              1997          1996          1995
                                          ------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   20.76     $   19.05      $   20.61
                                          ------------  ------------  -------------
Income from investment operations:
  Net investment income (loss)..........       (0.15)         0.09           0.21
  Net realized and unrealized gain on
   investments..........................        3.05          2.91           1.09
                                          ------------  ------------  -------------
    Net increase from investment
     operations.........................        2.90          3.00           1.30
                                          ------------  ------------  -------------
Distributions to shareholders:
  From net investment income............          --            --          (0.28)
  From net realized gain on
   investments..........................       (2.56)        (1.29)         (2.58)
                                          ------------  ------------  -------------
    Total distributions.................       (2.56)        (1.29)         (2.86)
                                          ------------  ------------  -------------
Net asset value, end of period..........   $   21.10     $   20.76      $   19.05
                                          ------------  ------------  -------------
                                          ------------  ------------  -------------

Total investment return (c).............       14.54 %       15.72 %         6.01%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   1,140     $   1,986      $   1,394
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       (0.55)%        0.47 %         1.59%(a)
  Without expense reductions............       (0.66)%        0.42 %          N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        1.02 %        1.01 %         1.11%(a)
  Without expense reductions............        1.13 %        1.06 %          N/A
Portfolio turnover rate++++.............         190 %         253 %           71%
Average commission rate per share paid
 on portfolio transactions++++..........   $  0.0574     $  0.0536            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1222
                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.65     $   12.76      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........        0.09 * *      (0.01) * *        0.03*
  Net realized and unrealized gain on
   investments..........................        3.87          1.94           1.30
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        3.96          1.93           1.33
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............       (0.03)           --             --
  From net realized gain on
   investments..........................       (1.33)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.36)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.25     $   14.65      $   12.76
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       27.23 %       15.12 %        11.64 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   7,668     $   2,529      $     870
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        0.56 %       (0.10)%         1.10 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.42)%       (3.61)%       (47.44)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.99 %        2.00 %         2.00 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.97 %        5.51 %        50.54 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1223
                            GT GLOBAL AMERICA FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                           CLASS B
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.54     $   12.75      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.01)   **      (0.10) * *        0.01*
  Net realized and unrealized gain on
   investments..........................        3.83          1.93           1.31
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        3.82          1.83           1.32
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............          --            --             --
  From net realized gain on
   investments..........................       (1.32)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.32)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.04     $   14.54      $   12.75
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       26.44 %       14.35 %        11.55 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  16,717     $   5,503      $   1,254
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (0.09)%       (0.75)%         0.45 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.07)%       (4.26)%       (48.09)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        2.64 %        2.65 %         2.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        3.62 %        6.16 %        51.19 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1224
                            GT GLOBAL AMERICA FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                        ADVISOR CLASS
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.72     $   12.77      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........        0.15 * *       0.03* *        0.04*
  Net realized and unrealized gain on
   investments..........................        3.91          1.96           1.30
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        4.06          1.99           1.34
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............       (0.07)           --             --
  From net realized gain on
   investments..........................       (1.34)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.41)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.37     $   14.72      $   12.77
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       27.78 %       15.58 %        11.72 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     439     $     191      $      81
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        0.91 %        0.25 %         1.45 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.07)%       (3.26)%       (47.09)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.64 %        1.65 %         1.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.62 %        5.16 %        50.19 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1225
                            GT GLOBAL AMERICA FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund ("Funds"), are separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global America Small Cap Growth Fund and GT Global America Value Fund invest substantially all of their investable assets in Small Cap Growth Portfolio and Value Portfolio ("Portfolios"), respectively. Each of these Portfolios is organized as a New York Trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through December 31, 1997, all of the shares of beneficial interest of each Portfolio were owned either by its respective fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

(B) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio (the phrase "Fund or Portfolio" herein after includes the GT Global America Mid Cap Growth Fund and each of the two Portfolios), it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(C) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the

         1226
                            GT GLOBAL AMERICA FUNDS

underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security, and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.

(E) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(F) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the funds:

                                                 DECEMBER 31, 1997              YEAR ENDED
                                          --------------------------------   DECEMBER 31, 1997
                                          AGGREGATE VALUE        CASH        -----------------
GT GLOBAL                                     ON LOAN         COLLATERAL       FEES RECEIVED
----------------------------------------  ---------------   --------------   -----------------
America Small Cap Growth Fund...........   $  1,812,494      $  1,869,550        $ 17,489
America Mid Cap Growth Fund.............     45,019,438        45,567,400         516,083
America Value Fund......................        794,531           810,000             896

Cash collateral is received by the Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Security lending fees earned were used to reduce the Portfolios' custodian fees.

(G) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for each Fund and $25,000 for each Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.

(H) TAXES
It is the policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the

         1227
                            GT GLOBAL AMERICA FUNDS

intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund or Portfolios and timing differences.

(J) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(K) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Funds and the GT Funds to borrow an aggregate maximum amount of $250,000,000. Each of these three funds is limited to borrowing up to 33 1/3% of the value of each Funds' total assets. The Funds had no loans outstanding at December 31, 1997.

For the year ended December 31, 1997, the average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund was $101,429, $6,068,763, and $284,000 with a weighted average interest rate of 6.34%, 6.33%, and 6.31%, respectively. Interest expense for GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund for the year ended December 31, 1997 was $125, $125,935, and $50, respectively, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. GT Global America Small Cap Growth Fund and GT Global America Value Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. GT Global America Mid Cap Growth Fund pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's or Portfolio's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained the following sales charges: $5,417 for the GT Global America Small Cap Growth Fund, $38,700 for the GT Global America Mid Cap Growth Fund, and $5,770 for the GT Global America Value Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $23,780 for the year ended December 31, 1997 for the GT Global America Mid Cap Growth Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1997, GT Global collected such CDSCs in the amount of: $60,107 for the GT Global America Small Cap Growth Fund, $2,316,997 for the GT Global America Mid Cap Growth Fund, and $55,700 for the GT Global America Value Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the

         1228
                            GT GLOBAL AMERICA FUNDS

Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Funds' Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, Advisor Class Shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to a Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Each Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At December 31, 1997, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,037,388,895, $66,820,422 and $25,951,699, respectively. Sales of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,221,752,474, $55,910,483 and $13,967,002, respectively. There were no purchases or sales of U.S. government obligations by a Fund or Portfolio during the year.

         1229
                            GT GLOBAL AMERICA FUNDS

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     2,067,494  $   28,341,345     1,491,083  $    20,216,595
Shares issued in connection with
  reinvestment of distributions.........        14,194         195,720        39,998          505,573
                                          ------------  --------------  ------------  ---------------
                                             2,081,688      28,537,065     1,531,081       20,722,168
Shares repurchased......................    (1,992,960)    (27,546,271)   (1,019,989)     (13,880,892)
                                          ------------  --------------  ------------  ---------------
Net increase............................        88,728  $      990,794       511,092  $     6,841,276
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     2,192,656  $   29,216,057     1,665,796  $    22,115,741
Shares issued in connection with
  reinvestment of distributions.........        26,438         359,234        52,848          663,246
                                          ------------  --------------  ------------  ---------------
                                             2,219,094      29,575,291     1,718,644       22,778,987
Shares repurchased......................    (1,570,899)    (20,624,826)   (1,029,367)     (13,501,795)
                                          ------------  --------------  ------------  ---------------
Net increase............................       648,195  $    8,950,465       689,277  $     9,277,192
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       156,123  $    2,292,127        33,521  $       447,953
Shares issued in connection with
  reinvestment of distributions.........           507           7,039         2,144           27,228
                                          ------------  --------------  ------------  ---------------
                                               156,630       2,299,166        35,665          475,181
Shares repurchased......................       (80,540)     (1,200,061)       (5,440)         (72,841)
                                          ------------  --------------  ------------  ---------------
Net increase............................        76,090  $    1,099,105        30,225  $       402,340
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

         1230
                            GT GLOBAL AMERICA FUNDS

GT GLOBAL AMERICA MID CAP GROWTH FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    24,801,099  $  522,081,212    89,962,964  $ 1,853,673,285
Shares issued in connection with
  reinvestment of distributions.........     1,170,749      23,490,213       853,598       17,867,701
                                          ------------  --------------  ------------  ---------------
                                            25,971,848     545,571,425    90,816,562    1,871,540,986
Shares repurchased......................   (30,338,852)   (637,412,658)  (95,061,922)  (1,956,032,031)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (4,367,004) $  (91,841,233)   (4,245,360) $   (84,491,045)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     9,218,434  $  190,231,954    11,161,651  $   224,412,718
Shares issued in connection with
  reinvestment of distributions.........     1,240,395      24,063,873       803,575       16,429,676
                                          ------------  --------------  ------------  ---------------
                                            10,458,829     214,295,827    11,965,226      240,842,394
Shares repurchased......................   (14,376,532)   (293,260,545)  (14,026,348)    (280,392,879)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (3,917,703) $  (78,964,718)   (2,061,122) $   (39,550,485)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,056,271  $   23,267,932       485,169  $    10,230,701
Shares issued in connection with
  reinvestment of distributions.........         5,993         120,751         8,013          167,629
                                          ------------  --------------  ------------  ---------------
                                             1,062,264      23,388,683       493,182       10,398,330
Shares repurchased......................    (1,103,923)    (24,248,785)     (470,673)      (9,846,041)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................       (41,659) $     (860,102)       22,509  $       552,289
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

         1231
                            GT GLOBAL AMERICA FUNDS

GT GLOBAL AMERICA VALUE FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       781,797  $   13,117,280       392,444  $     5,443,835
Shares issued in connection with
  reinvestment of distributions.........        26,859         454,725           365            5,408
                                          ------------  --------------  ------------  ---------------
                                               808,656      13,572,005       392,809        5,449,243
Shares repurchased......................      (536,657)     (9,148,725)     (288,378)      (3,812,666)
                                          ------------  --------------  ------------  ---------------
Net increase............................       271,999  $    4,423,280       104,431  $     1,636,577
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,148,582  $   19,043,834       445,266  $     6,167,388
Shares issued in connection with
  reinvestment of distributions.........        60,093       1,004,744           918           13,509
                                          ------------  --------------  ------------  ---------------
                                             1,208,675      20,048,578       446,184        6,180,897
Shares repurchased......................      (606,167)     (9,803,021)     (166,052)      (2,502,350)
                                          ------------  --------------  ------------  ---------------
Net increase............................       602,508  $   10,245,557       280,132  $     3,678,547
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        14,203  $      230,962        10,181  $       139,541
Shares issued in connection with
  reinvestment of distributions.........         1,920          32,714            30              443
                                          ------------  --------------  ------------  ---------------
                                                16,123         263,676        10,211          139,984
Shares repurchased......................        (3,834)        (66,384)       (3,594)         (49,444)
                                          ------------  --------------  ------------  ---------------
Net increase............................        12,289  $      197,292         6,617  $        90,540
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended December 31, 1997, the expenses of Small Cap Growth Portfolio, GT Global America Mid Cap Growth Fund and Value Portfolio were reduced by $2,560, $84,266 and $436 respectively, under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the GT Global America Mid Cap Growth Fund designates $9,085,505, and the GT Global America Value Fund designates $23,905 as capital gains dividends for the fiscal year ended December 31, 1997.

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended December 31, 1997:

FUND
----------------------------------------------------------------------
GT Global America Small Cap Growth Fund...............................   3.06%
GT Global America Mid Cap Growth Fund.................................   3.13%
GT Global America Value Fund..........................................  16.05%

         1232

                                     PART C
                                OTHER INFORMATION

Item 24.    (a)  Financial Statements:

                 Class A, Class B and Advisor Class shares of AIM New Pacific Growth Fund, AIM Europe Growth Fund, AIM Japan Growth Fund, AIM International Growth Fund, AIM Worldwide Growth Fund, AIM Mid Cap Growth Fund, AIM Small Cap Equity Fund, AIM America Value Fund

                 In Part A:   Financial Highlights

                 In Part B:   (1)  Reports of Independent Accountants
                              (2)  Portfolios of Investments as of December 31,
                                   1997(audited), and June 30, 1998 (unaudited)
                              (3)  Statements of Assets and Liabilities as of
                                   December 31, 1997 (audited), and June 30,
                                   1998 (unaudited)
                              (4)  Statements of Operations for the year ended
                                   December 31, 1997 (audited), and June 30,
                                   1998 (unaudited)
                              (5)  Statements of Changes in Net Assets for the
                                   years ended December 31, 1997 and 1996

            (b)  Exhibits:

Exhibit
Number         Description
-------        -----------
(1)       -    Agreement and Declaration of Trust of the Registrant dated May 7,
               1998 was filed as an Exhibit to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on June 1,
               1998, and is hereby incorporated by reference.

(2)       -    By-Laws of the Registrant dated May 7, 1998 was filed as an
               Exhibit to Post-Effective Amendment No. 43 to the Registration
               Statement on Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.

(3)       -    Voting Trust Agreements - None.

(4)       -    Provisions of instruments defining the rights of holders of
               Registrant's securities contained in the Agreement and Declaration of Trust Articles II, VI, VII, VIII and IX and
               By-laws Articles IV, V, VI, VII and VIII were filed as Exhibits to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, filed July 7, 1998, and are hereby incorporated by reference.

(5)  (a)  -    Investment Management and Administration Contract, dated May 29,
               1998, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

     (b)  -    Administration Contract, dated May 29, 1998, between
               Registrant and A I M Advisors, Inc. is filed herewith electronically.

     (c)  -    Sub-Administration Contract, dated May 29, 1998, between A
               I M Advisors, Inc. and INVESCO (NY), Inc. with respect to
               Registrant is filed herewith electronically.

     (d)  -    Sub-Advisory and Sub-Administration Contract, dated May 29, 1998, between A I M Advisors, Inc. and INVESCO (NY), Inc. with respect to Registrant is filed herewith electronically.

         1233

     (e)  -    Investment Management and Administration Contract, dated May 29,
               1998, between Growth Portfolio and A I M Advisors, Inc. is filed herewith electronically.

     (f)  -    Sub-Advisory and Sub-Administration Contract, dated May 29,
               1998, between A I M Advisors, Inc. and INVESCO (NY), Inc. with respect to Growth Portfolio is filed herewith electronically.

(6)  (a)  -    Distribution Agreement, dated May 29, 1998, between Registrant and A I M Distributors, Inc. with respect to Class A shares is filed herewith electronically.
     (b)  -    Distribution Agreement, dated May 29, 1998, between Registrant and A I M Distributors, Inc. with respect to Class B shares is filed herewith electronically.

     (c)  -    Distribution Agreement, dated May 29, 1998, between Registrant and A I M Distributors, Inc. with respect to Advisor Class shares is filed herewith electronically.

(7)       -    Agreements Concerning Officers and Directors/Trustees Benefits -
               None.

(9)  (a)  -    (1) Form of Transfer Agency and Service Agreement between
               Registrant and A I M Fund Services, Inc. is filed herewith electronically.

          - (2) Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) is filed herewith electronically.

          - (3) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) is filed herewith electronically.

          - (4) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) is filed herewith electronically.

          - (5) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) is filed herewith electronically.

          - (6) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) is filed herewith electronically.

          - (7) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) is filed herewith electronically.

     (b)  -    Form of Fund Accounting and Pricing Agent Agreement between
               Registrant and INVESCO (NY), Inc. is filed herewith electronically.

     (c)  -    (1) Selected Dealer Agreement was filed as an Exhibit to Post-
               Effective Amendment No. 43 to the Registration Statement on Form
               N-1A, filed June 1, 1998, and is hereby incorporated by reference.

         1234

          - (2) Bank Sales Contract was filed as an Exhibit to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed June 1, 1998, and is hereby incorporated by reference.

          - (3) Shareholder Service Agreement was filed as an Exhibit to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed June 1, 1998, and is hereby incorporated by reference.

          - (4) Bank Shareholder Service Agreement was filed as an Exhibit to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed June 1, 1998, and is hereby incorporated by reference.

          - (5) Service Agreement for Bank Trust Department and for Broker is filed herewith electronically.

(10) (a)  -    Opinion and Consent of Kirkpatrick & Lockhart LLP was filed as an Exhibit to Post-Effective Amendment No. 43 to the Registration
               Statement on Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.

     (b)  -    Opinion and Consent of Delaware Counsel was filed as an Exhibit to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.

(11) (a)  -    Consent of PricewaterhouseCoopers LLP is filed herewith
               electronically.

(11) (b)  -    Consent of Kirkpatrick & Lockhart LLP is filed herewith
               electronically.

(12)      -    Financial Statements - None.

(13)      -    Agreements Concerning Initial Capitalization - None.

(14) (a)  -    IRA Application was filed as an Exhibit to Post-Effective
               Amendment No. 43 to the Registration Statement on Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.

     (b)  -    SEP and SARSEP IRA Adoption Agreement was filed as an Exhibit to
               Post-Effective Amendment No. 43 to the Registration Statement on
               Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.

     (c)  -    Profit Sharing/Money Purchase Pension Plan was filed as an
               Exhibit to Post-Effective Amendment No. 43 to the Registration
               Statement on Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.

     (d)  -    403(b) Plan was filed as an Exhibit to Post-Effective Amendment
               No. 43 to the Registration Statement on Form N-1A, filed on June
               1, 1998, and is hereby incorporated by reference.

     (e)  -    SIMPLE IRA Application was filed as an Exhibit to Post-Effective
               Amendment No. 43 to the Registration Statement on Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.

     (f)  -    Roth IRA Application was filed as an Exhibit to Post-Effective
               Amendment No. 43 to the Registration Statement on Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.

         1235


(15) (a)  -    Form of Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class A shares was filed as an Exhibit to Post-Effective Amendment No. 43 to the Registration Statement on
               Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.

     (b)  -    Form of Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class B shares was filed as an Exhibit to Post-Effective Amendment No. 43 to the Registration Statement on
               Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.

(16)      -    Computation of Performance Quotations relating to the Class A,
               Class B and Advisor Class shares of AIM Mid Cap Growth Fund, AIM
               Europe Growth Fund, AIM International Growth Fund, AIM Japan
               Growth Fund, AIM New Pacific Growth Fund, AIM Worldwide Growth
               Fund, AIM Small Cap Equity Fund and AIM America Value Fund was filed as an Exhibit to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.

(18)      -    Rule 18f-3 Multiple Class Plan is filed herewith electronically.

(27)      -    Financial Data Schedules were filed as Exhibits to Post-Effective
               Amendment No. 41 to the Registration Statement on Form N-1A, filed on March 10, 1998, and are hereby incorporated by reference.

Other Exhibits:

     (a)  -    Power of Attorney for Helge K. Lee and Michael A. Silver for AIM
               Growth Series was filed as an Exhibit to Post-Effective Amendment
               No. 43 to the Registration Statement on Form N-1A, filed on June
               1, 1998, and is hereby incorporated by reference.

     (b)  -    Power of Attorney for Helge K. Lee and Michael A. Silver for
               Growth Portfolio was filed as an Exhibit to Post-Effective
               Amendment No. 43 to the Registration Statement on Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.


Item 25.    Persons Controlled by or Under Common Control with Registrant


        Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.


        None.


Item 26.    Number of Holders of Securities


        State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.



                                                     Number of Record Holders
     Title of Class                                   as of August 13, 1998
     --------------                                  ------------------------
     Shares of beneficial interest in:

     AIM New Pacific Growth Fund Class A ............................22,549
     AIM New Pacific Growth Fund Class B .............................9,964
     AIM New Pacific Growth Fund Advisor Class .........................208
     AIM Europe Growth Fund Class A .................................45,568

         1236

     AIM Europe Growth Fund Class B ..................................9,690
     AIM Europe Growth Fund Advisor Class ..............................208
     AIM Japan Growth Fund Class A ...................................6,446
     AIM Japan Growth Fund Class B ...................................2,933
     AIM Japan Growth Fund Advisor Class ................................81
     AIM International Growth Fund Class A ..........................13,986
     AIM International Growth Fund Class B ...........................5,397
     AIM International Growth Fund Advisor Class ........................62
     AIM Worldwide Growth Fund Class A ...............................8,749
     AIM Worldwide Growth Fund Class B ...............................4,766
     AIM Worldwide Growth Fund Advisor Class ...........................118
     AIM Mid Cap Growth Fund Class A ................................20,160
     AIM Mid Cap Growth Fund Class B ................................18,933
     AIM Mid Cap Growth Fund Advisor Class .............................184
     AIM Small Cap Equity Fund Class A ...............................1,561
     AIM Small Cap Equity Fund Class B ...............................2,162
     AIM Small Cap Equity Fund Advisor Class ...........................264
     AIM America Value Fund Class A ..................................1,232
     AIM America Value Fund Class B ..................................1,988
     AIM America Value Fund Advisor Class ..............................169


Item 27.    Indemnification


        State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.


        The Registrant's Agreement and Declaration of Trust (the "Agreement"), dated May 7, 1998, provides, among other things (1) that a Trustee shall not be liable for any act, omission or obligation of the Registrant or any Trustee (except for liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties); (2) that the Trustees and Officers shall be indemnified by the Registrant to the fullest extent permitted by the Delaware Business Trust Act and other applicable law; and (3) that the shareholders and former shareholders of the Registrant shall be held harmless by the Registrant (or applicable portfolio or class) from personal liability arising from their status as such, and shall be indemnified by the Registrant (or applicable portfolio or class) against all loss and expense arising from such personal liability in accordance with the Registrant's By-Laws and applicable law.


Item 28.    Business and Other Connections of Investment Advisor


        Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.



        See the material under the heading "Management" included in Part A (Prospectus) of this amendment and the material appearing under the headings "Trustees and Executive Officers" and "Management" included in Part B (Statement of Additional Information) of this

         1237


        Amendment. Information as to the Directors and Officers of A I M Advisors, Inc. and INVESCO (NY), Inc. is included in Schedule A and Schedule D of Part I of each entity's Form ADV (File No. 801-12313 and File No. 801-10254, respectively), filed with the Securities and Exchange Commission, which are incorporated herein by reference.



Item 29.    Principal Underwriters

        (a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

                 AIM Advisor Funds, Inc.
                 AIM Equity Funds, Inc. (Retail Classes)
                 AIM Funds Group
                 AIM International Funds, Inc.
                 AIM Investment Funds, Inc.
                 AIM Investment Portfolios, Inc.
                 AIM Investment Securities Funds
                 AIM Series Trust
                 AIM Summit Fund, Inc.
                 AIM Tax-Exempt Funds, Inc.
                 AIM Variable Insurance Funds, Inc.
                 GT Global Floating Rate Fund, Inc. d/b/a AIM Floating Rate Fund

        (b)

Name and Principal            Position and Offices                         Position and Offices
Business Address*             with Principal Underwriter                   with Registrant
------------------            --------------------------                   --------------------
Charles T. Bauer              Chairman of the Board of Directors           None

Michael J. Cemo               President & Director                         None

Gary T. Crum                  Director                                     Vice President

Robert H. Graham              Senior Vice President & Director             Vice President

William G. Littlepage         Senior Vice President & Director             None

John Caldwell                 Senior Vice President                        None

Marilyn M. Miller             Senior Vice President                        None

James L. Salners              Senior Vice President                        None

Gordon J. Sprague             Senior Vice President                        None

Michael C. Vessels            Senior Vice President                        None

B.J. Thompson                 First Vice President                         None

James R. Anderson             Vice President                               None

John J. Arthur                Vice President & Treasurer                   Vice President




------------------------------------
     * 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

         1238


Name and Principal            Position and Offices                         Position and Offices
Business Address*             with Principal Underwriter                   with Registrant
------------------            --------------------------                   --------------------
Mary K. Coleman               Vice President                               None

Melville B. Cox               Vice President & Chief                       Vice President
                              Compliance Officer

Charles R. Dewey              Vice President                               None

Sidney M. Dilgren             Vice President                               None

Tony D. Green                 Vice President                               None

William H. Kleh               Vice President                               None

Ofelia M. Mayo                Vice President, General Counsel              None
                              & Assistant Secretary

Terri L. Ransdell             Vice President                               None

Carol F. Relihan              Vice President                               Vice President

Kamala C. Sachidanandan       Vice President                               None

Frank V. Serebrin             Vice President                               None

Christopher T. Simutis        Vice President                               None

Robert D. Van Sant, Jr.       Vice President                               None

Gary K. Wendler               Vice President                               None

David E. Hessel               Assistant Vice President,                    None
                              Assistant Treasurer
                              & Controller

Kathleen J. Pflueger          Secretary                                    None

Luke P. Beausoleil            Assistant Vice President                     None

Tisha B. Christopher          Assistant Vice President                     None

Glenda A. Dayton              Assistant Vice President                     None

Kathleen M. Douglas           Assistant Vice President                     None

Terri N. Fiedler              Assistant Vice President                     None

Mary E. Gentempo              Assistant Vice President                     None

Jeffrey L. Horne              Assistant Vice President                     None



------------------------------------
     * 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

         1239


Name and Principal            Position and Offices                         Position and Offices
Business Address*             with Principal Underwriter                   with Registrant
------------------            --------------------------                   --------------------
Melissa E. Hudson             Assistant Vice President                     None

Jodie L. Johnson              Assistant Vice President                     None

Kathryn A. Jordan             Assistant Vice President                     None

Wayne W. LaPlante             Assistant Vice President                     None

Kim T. Lankford               Assistant Vice President                     None

Ivy B. McLemore               Assistant Vice President                     None

David B. O'Neil               Assistant Vice President                     None

Patricia M. Shyman            Assistant Vice President                     None

Nicholas D. White             Assistant Vice President                     None

Norman W. Woodson             Assistant Vice President                     None

Nancy L. Martin               Assistant General Counsel                    None
                              & Assistant Secretary

Samuel D. Sirko               Assistant General Counsel                    Assistant Secretary
                              & Assistant Secretary

Stephen I. Winer              Assistant Secretary                          None

Dana S. Sutton                None                                         Vice President and
                                                                           Assistant Treasurer

Mary Benson                   None                                         Assistant Treasurer



------------------------------------
     * 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173


          (c)  -    Not Applicable

Item 30.    Location of Accounts and Records


        With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.


        Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its sub-advisor, INVESCO (NY), Inc., 50 California Street, 27th Floor, San Francisco, CA 94111, and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

         1240
        Records covering shareholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 31.    Management Services


        Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

        None.


Item 32.    Undertakings

        None.

         1241
                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and State of California, on the 26th day of August, 1998.


                                    AIM GROWTH SERIES

                                    By: William J. Guilfoyle*
                                        President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of AIM Growth Series has been signed below by the following persons in the capacities indicated on the 26th day of August, 1998.



William J. Guilfoyle*                   President, Trustee and
                                        Chairman of the Board
                                        (Principal Executive Officer)


/s/ KENNETH W. CHANCEY
-------------------------------         Vice President and
Kenneth W. Chancey                      Principal Accounting Officer


C. Derek Anderson*                      Trustee
Arthur C. Patterson*                    Trustee
Frank S. Bayley*                        Trustee
Ruth H. Quigley*                        Trustee


*By: /s/ MICHAEL A. SILVER
     -------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney filed herewith



         1242



                                   SIGNATURES

     Growth Portfolio has duly caused this Post-Effective Amendment of AIM Growth Series to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 26th day of August, 1998.

                                GROWTH PORTFOLIO

                                By:  William J. Guilfoyle*
                                     President

         This Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 26th day of August, 1998.


William J. Guilfoyle *               President, Trustee and
                                     Chairman of the Board
                                     (Principal Executive Officer)

/s/ KENNETH W. CHANCEY
--------------------------------     Vice President and
Kenneth W. Chancey                   Principal Accounting Officer

C. Derek Anderson*                   Trustee
Arthur C. Patterson*                 Trustee
Frank S. Bayley*                     Trustee
Ruth H. Quigley*                     Trustee


*By: /s/ MICHAEL A. SILVER
     -------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney filed herewith






         1243

                                INDEX TO EXHIBITS

                                AIM GROWTH SERIES

Exhibit
Number
-------
5(a)        Investment Management and Administration Contract, dated May 29,
            1998, between Registrant and A I M Advisors, Inc.

5(b)        Administration Contract, dated May 29, 1998, between Registrant and
            A I M Advisors, Inc.

5(c)        Sub-Administration Contract, dated May 29, 1998, between A I M
            Advisors, Inc. and INVESCO (NY), Inc.

5(d) Sub-Advisory and Sub-Administration Contract, dated May 29, 1998, between A I M Advisors, Inc. and INVESCO (NY), Inc.

5(e)        Investment Management and Administration Contract, dated May 29,
            1998, between Growth Portfolio and A I M Advisors, Inc.

5(f) Sub-Advisory and Sub-Administration Contract, dated May 29, 1998, between A I M Advisors, Inc. and INVESCO (NY), Inc. with respect to
            Growth Portfolio.

6(a)        Distribution Agreement, dated May 29, 1998, between Registrant and A
            I M Distributors, Inc. with respect to Class A shares

6(b)        Distribution Agreement, dated May 29, 1998, between Registrant and A
            I M Distributors, Inc. with respect to Class B shares

6(c)        Distribution Agreement, dated May 29, 1998, between Registrant and A
            I M Distributors, Inc. with respect to Advisor Class shares

9(a)(1)     Form of Transfer Agency and Service Agreement between Registrant and
            A I M Fund Services, Inc.

9(a)(2)     Remote Access and Related Services Agreement, dated December 23,
            1994, between Registrant and First Data Investor Services Group,
            Inc.

9(a)(3)     Amendment No. 1, dated October 4, 1995, to the Remote Access and
            Related Services Agreement, dated December 23, 1994, between
            Registrant and First Data Investor Services Group, Inc.

9(a)(4)     Addendum No. 2, dated October 12,1995, to the Remote Access and
            Related Services Agreement, dated December 23, 1994, between
            Registrant and First Data Investor Services Group, Inc.

9(a)(5)     Amendment No. 3, dated February 1, 1997, to the Remote Access and
            Related Services Agreement, dated December 23, 1994, between
            Registrant and First Data Investor Services Group, Inc.

9(a)(6)     Exhibit 1, effective as of August 4, 1997, to the Remote Access and
            Related Services Agreement, dated December 23, 1994, between the
            Registrant and First Data Investor Services Group, Inc.

9(a)(7)     Preferred Registration Technology Escrow Agreement, dated September
            10, 1997, between the Registrant and First Data Investor Services
            Group, Inc.

         1244

9(b)        Form of Fund Accounting and Pricing Agent Agreement between
            Registrant and INVESCO (NY), Inc.

9(c)(5)     Service Agreement for Bank Trust Department and for Broker

11(a)       Consent of PricewaterhouseCoopers LLP

11(b)       Consent of Kirkpatrick & Lockhart LLP

18          Multiple Class Plan (Rule 18f-3)